UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund: iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service: The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 02/28/2026

Date of reporting period: 02/28/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares 0-3 Month Treasury Bond ETF

SGOV | NYSE

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares 0-3 Month Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-3 Month Treasury Bond ETF	$9	0.09%

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 4.11%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE 0-3 Month US Treasury Securities Index (Spliced) returned 3.45%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 26, 2020 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE BofA US Broad Market Index	ICE 0-3 Month US Treasury Securities Index (Spliced)
May 20	$10,000	$10,033	$10,000
Jun 20	$10,001	$10,101	$10,001
Jul 20	$10,001	$10,257	$10,002
Aug 20	$10,003	$10,172	$10,003
Sep 20	$10,003	$10,171	$10,003
Oct 20	$10,004	$10,120	$10,004
Nov 20	$10,004	$10,219	$10,005
Dec 20	$10,005	$10,231	$10,005
Jan 21	$10,005	$10,151	$10,006
Feb 21	$10,005	$9,970	$10,007
Mar 21	$10,006	$9,865	$10,007
Apr 21	$10,006	$9,949	$10,007
May 21	$10,005	$9,979	$10,007
Jun 21	$10,007	$10,064	$10,007
Jul 21	$10,006	$10,172	$10,008
Aug 21	$10,007	$10,158	$10,008
Sep 21	$10,007	$10,061	$10,008
Oct 21	$10,008	$10,063	$10,008
Nov 21	$10,008	$10,103	$10,009
Dec 21	$10,008	$10,070	$10,009
Jan 22	$10,009	$9,858	$10,010
Feb 22	$10,009	$9,733	$10,010
Mar 22	$10,011	$9,461	$10,012
Apr 22	$10,014	$9,113	$10,014
May 22	$10,019	$9,152	$10,017
Jun 22	$10,025	$9,030	$10,022
Jul 22	$10,036	$9,238	$10,028
Aug 22	$10,054	$8,988	$10,043
Sep 22	$10,076	$8,591	$10,059
Oct 22	$10,098	$8,474	$10,075
Nov 22	$10,129	$8,781	$10,099
Dec 22	$10,166	$8,744	$10,128
Jan 23	$10,199	$9,007	$10,153
Feb 23	$10,234	$8,781	$10,182
Mar 23	$10,278	$9,004	$10,216
Apr 23	$10,316	$9,061	$10,245
May 23	$10,359	$8,963	$10,276
Jun 23	$10,407	$8,930	$10,314
Jul 23	$10,449	$8,923	$10,348
Aug 23	$10,496	$8,867	$10,384
Sep 23	$10,544	$8,647	$10,424
Oct 23	$10,591	$8,513	$10,460
Nov 23	$10,637	$8,886	$10,496
Dec 23	$10,687	$9,216	$10,536
Jan 24	$10,734	$9,205	$10,571
Feb 24	$10,779	$9,079	$10,606
Mar 24	$10,828	$9,155	$10,645
Apr 24	$10,875	$8,934	$10,681
May 24	$10,927	$9,086	$10,720
Jun 24	$10,972	$9,173	$10,755
Jul 24	$11,021	$9,385	$10,792
Aug 24	$11,074	$9,519	$10,832
Sep 24	$11,120	$9,646	$10,867
Oct 24	$11,164	$9,411	$10,900
Nov 24	$11,208	$9,506	$10,934
Dec 24	$11,251	$9,352	$10,967
Jan 25	$11,293	$9,405	$10,998
Feb 25	$11,329	$9,609	$11,025
Mar 25	$11,367	$9,612	$11,054
Apr 25	$11,407	$9,648	$11,084
May 25	$11,449	$9,579	$11,115
Jun 25	$11,488	$9,725	$11,144
Jul 25	$11,530	$9,704	$11,175
Aug 25	$11,573	$9,819	$11,209
Sep 25	$11,612	$9,925	$11,238
Oct 25	$11,654	$9,988	$11,270
Nov 25	$11,689	$10,049	$11,303
Dec 25	$11,728	$10,020	$11,341
Jan 26	$11,763	$10,045	$11,375
Feb 26	$11,795	$10,208	$11,405

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	4.11%	3.35%	2.91%
ICE BofA US Broad Market Index...
	6.23	0.47	0.36
ICE 0-3 Month US Treasury Securities Index (Spliced)...
	3.45	2.65	2.31

Key Fund statistics

Table Summary
Net Assets...
$74,319,282,686
Number of Portfolio Holdings...
23
Net Investment Advisory Fees...
$50,090,553
Portfolio Turnover Rate...
-%

The inception date of the Fund was May 26, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE 0-3 month US Treasury Securities Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 3.60%, 03/10/26...
10.0%
U.S. Treasury Bills, 3.70%, 03/12/26...
9.1
U.S. Treasury Bills, 3.69%, 04/07/26...
8.4
U.S. Treasury Bills, 0.00%, 04/28/26...
8.0
U.S. Treasury Bills, 3.60%, 03/03/26...
8.0
U.S. Treasury Bills, 3.69%, 04/14/26...
6.1
U.S. Treasury Bills, 3.66%, 03/17/26...
5.9
U.S. Treasury Bills, 3.61%, 04/09/26...
5.8
U.S. Treasury Bills, 3.69%, 03/31/26...
5.0
U.S. Treasury Bills, 3.69%, 03/24/26...
4.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 0-3 Month Treasury Bond ETF

Annual Shareholder Report — February 28, 2026

SGOV-02/26-AR

iShares 1-3 Year Treasury Bond ETF

SHY | NASDAQ

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares 1-3 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year Treasury Bond ETF	$15	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 4.58%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE U.S. Treasury 1-3 Year Bond Index (Spliced) returned 4.72%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2016 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury 1-3 Year Bond Index (Spliced)
Mar 16	$10,018	$10,087	$10,017
Apr 16	$10,020	$10,125	$10,021
May 16	$10,009	$10,129	$10,011
Jun 16	$10,067	$10,317	$10,070
Jul 16	$10,060	$10,384	$10,065
Aug 16	$10,042	$10,370	$10,048
Sep 16	$10,054	$10,361	$10,060
Oct 16	$10,045	$10,277	$10,052
Nov 16	$10,003	$10,031	$10,010
Dec 16	$10,007	$10,042	$10,015
Jan 17	$10,015	$10,066	$10,026
Feb 17	$10,026	$10,134	$10,037
Mar 17	$10,031	$10,130	$10,041
Apr 17	$10,043	$10,206	$10,055
May 17	$10,055	$10,287	$10,068
Jun 17	$10,044	$10,278	$10,059
Jul 17	$10,064	$10,320	$10,081
Aug 17	$10,084	$10,417	$10,101
Sep 17	$10,065	$10,363	$10,084
Oct 17	$10,058	$10,370	$10,076
Nov 17	$10,035	$10,357	$10,055
Dec 17	$10,034	$10,405	$10,056
Jan 18	$10,003	$10,285	$10,024
Feb 18	$9,997	$10,188	$10,020
Mar 18	$10,017	$10,254	$10,040
Apr 18	$9,998	$10,180	$10,023
May 18	$10,036	$10,251	$10,060
Jun 18	$10,035	$10,240	$10,061
Jul 18	$10,033	$10,241	$10,060
Aug 18	$10,064	$10,308	$10,093
Sep 18	$10,048	$10,242	$10,080
Oct 18	$10,064	$10,162	$10,095
Nov 18	$10,098	$10,221	$10,131
Dec 18	$10,180	$10,410	$10,213
Jan 19	$10,206	$10,516	$10,241
Feb 19	$10,214	$10,515	$10,250
Mar 19	$10,276	$10,721	$10,314
Apr 19	$10,296	$10,723	$10,335
May 19	$10,369	$10,917	$10,411
Jun 19	$10,421	$11,059	$10,466
Jul 19	$10,408	$11,088	$10,453
Aug 19	$10,493	$11,390	$10,539
Sep 19	$10,479	$11,322	$10,527
Oct 19	$10,512	$11,352	$10,561
Nov 19	$10,507	$11,346	$10,558
Dec 19	$10,528	$11,334	$10,580
Jan 20	$10,585	$11,564	$10,639
Feb 20	$10,677	$11,775	$10,734
Mar 20	$10,822	$11,691	$10,882
Apr 20	$10,827	$11,896	$10,887
May 20	$10,832	$11,956	$10,895
Jun 20	$10,834	$12,037	$10,898
Jul 20	$10,845	$12,222	$10,909
Aug 20	$10,841	$12,121	$10,907
Sep 20	$10,843	$12,120	$10,909
Oct 20	$10,837	$12,060	$10,905
Nov 20	$10,841	$12,178	$10,910
Dec 20	$10,845	$12,192	$10,915
Jan 21	$10,846	$12,096	$10,916
Feb 21	$10,839	$11,880	$10,907
Mar 21	$10,835	$11,755	$10,909
Apr 21	$10,840	$11,856	$10,914
May 21	$10,845	$11,892	$10,922
Jun 21	$10,828	$11,992	$10,904
Jul 21	$10,846	$12,122	$10,924
Aug 21	$10,844	$12,105	$10,923
Sep 21	$10,832	$11,989	$10,911
Oct 21	$10,794	$11,991	$10,875
Nov 21	$10,790	$12,039	$10,872
Dec 21	$10,766	$11,999	$10,848
Jan 22	$10,691	$11,747	$10,773
Feb 22	$10,647	$11,599	$10,728
Mar 22	$10,498	$11,274	$10,577
Apr 22	$10,448	$10,860	$10,527
May 22	$10,509	$10,906	$10,590
Jun 22	$10,441	$10,760	$10,523
Jul 22	$10,485	$11,009	$10,567
Aug 22	$10,400	$10,710	$10,483
Sep 22	$10,278	$10,238	$10,361
Oct 22	$10,266	$10,098	$10,350
Nov 22	$10,333	$10,464	$10,418
Dec 22	$10,347	$10,420	$10,437
Jan 23	$10,425	$10,733	$10,512
Feb 23	$10,345	$10,464	$10,431
Mar 23	$10,512	$10,729	$10,601
Apr 23	$10,539	$10,798	$10,629
May 23	$10,501	$10,680	$10,591
Jun 23	$10,444	$10,642	$10,537
Jul 23	$10,480	$10,633	$10,573
Aug 23	$10,520	$10,566	$10,615
Sep 23	$10,516	$10,304	$10,611
Oct 23	$10,550	$10,144	$10,647
Nov 23	$10,658	$10,589	$10,757
Dec 23	$10,776	$10,982	$10,878
Jan 24	$10,818	$10,969	$10,922
Feb 24	$10,770	$10,819	$10,874
Mar 24	$10,801	$10,910	$10,907
Apr 24	$10,764	$10,646	$10,871
May 24	$10,838	$10,827	$10,946
Jun 24	$10,898	$10,930	$11,009
Jul 24	$11,026	$11,184	$11,138
Aug 24	$11,123	$11,343	$11,238
Sep 24	$11,213	$11,495	$11,330
Oct 24	$11,143	$11,214	$11,261
Nov 24	$11,174	$11,328	$11,293
Dec 24	$11,198	$11,144	$11,319
Jan 25	$11,246	$11,208	$11,369
Feb 25	$11,324	$11,450	$11,448
Mar 25	$11,376	$11,454	$11,502
Apr 25	$11,466	$11,497	$11,595
May 25	$11,439	$11,414	$11,568
Jun 25	$11,508	$11,589	$11,639
Jul 25	$11,500	$11,564	$11,632
Aug 25	$11,597	$11,700	$11,732
Sep 25	$11,632	$11,827	$11,769
Oct 25	$11,670	$11,902	$11,809
Nov 25	$11,721	$11,975	$11,862
Dec 25	$11,759	$11,940	$11,901
Jan 26	$11,780	$11,970	$11,924
Feb 26	$11,843	$12,164	$11,989

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.58%	1.79%	1.71%
ICE BofA US Broad Market Index...
	6.23	0.47	1.98
ICE U.S. Treasury 1-3 Year Bond Index (Spliced)...
	4.72	1.91	1.83

Key Fund statistics

Table Summary
Net Assets...
$25,165,843,640
Number of Portfolio Holdings...
90
Net Investment Advisory Fees...
$35,818,400
Portfolio Turnover Rate...
57%

The performance of the ICE U.S. Treasury 1-3 Year Bond Index (Spliced) in this report reflects the performance of the Barclays U.S. 1-3 Year Treasury Bond Index through March 31,2016 and, beginning on April 1, 2016, the performance of the ICE U.S. Treasury 1-3 Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
1-2 Years...
54.9%
2-3 Years...
45.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 1.25%, 04/30/28...
2.0%
U.S. Treasury Notes, 4.50%, 05/15/27...
1.8
U.S. Treasury Notes, 4.25%, 03/15/27...
1.7
U.S. Treasury Notes, 3.50%, 01/31/28...
1.7
U.S. Treasury Notes, 4.50%, 04/15/27...
1.6
U.S. Treasury Notes, 1.25%, 06/30/28...
1.6
U.S. Treasury Notes, 2.63%, 05/31/27...
1.6
U.S. Treasury Notes, 3.88%, 03/31/27...
1.5
U.S. Treasury Notes, 3.75%, 08/15/27...
1.5
U.S. Treasury Notes, 2.25%, 08/15/27...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 1-3 Year Treasury Bond ETF

Annual Shareholder Report — February 28, 2026

SHY-02/26-AR

iShares 3-7 Year Treasury Bond ETF

IEI | NASDAQ

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares 3-7 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 3-7 Year Treasury Bond ETF	$15	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 6.16%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE U.S. Treasury 3-7 Year Bond Index (Spliced) returned 6.31%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2016 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury 3-7 Year Bond Index (Spliced)
Mar 16	$10,025	$10,087	$10,026
Apr 16	$10,014	$10,125	$10,018
May 16	$9,995	$10,129	$9,999
Jun 16	$10,170	$10,317	$10,175
Jul 16	$10,172	$10,384	$10,179
Aug 16	$10,111	$10,370	$10,118
Sep 16	$10,135	$10,361	$10,144
Oct 16	$10,076	$10,277	$10,085
Nov 16	$9,862	$10,031	$9,873
Dec 16	$9,859	$10,042	$9,870
Jan 17	$9,883	$10,066	$9,896
Feb 17	$9,915	$10,134	$9,927
Mar 17	$9,920	$10,130	$9,934
Apr 17	$9,988	$10,206	$10,002
May 17	$10,034	$10,287	$10,051
Jun 17	$10,000	$10,278	$10,016
Jul 17	$10,038	$10,320	$10,056
Aug 17	$10,110	$10,417	$10,130
Sep 17	$10,035	$10,363	$10,055
Oct 17	$10,017	$10,370	$10,038
Nov 17	$9,977	$10,357	$9,999
Dec 17	$9,976	$10,405	$9,998
Jan 18	$9,855	$10,285	$9,876
Feb 18	$9,818	$10,188	$9,841
Mar 18	$9,879	$10,254	$9,905
Apr 18	$9,804	$10,180	$9,830
May 18	$9,880	$10,251	$9,907
Jun 18	$9,874	$10,240	$9,901
Jul 18	$9,846	$10,241	$9,874
Aug 18	$9,916	$10,308	$9,945
Sep 18	$9,847	$10,242	$9,877
Oct 18	$9,850	$10,162	$9,882
Nov 18	$9,930	$10,221	$9,963
Dec 18	$10,111	$10,410	$10,146
Jan 19	$10,160	$10,516	$10,196
Feb 19	$10,145	$10,515	$10,181
Mar 19	$10,292	$10,721	$10,331
Apr 19	$10,295	$10,723	$10,332
May 19	$10,475	$10,917	$10,515
Jun 19	$10,576	$11,059	$10,618
Jul 19	$10,548	$11,088	$10,590
Aug 19	$10,777	$11,390	$10,818
Sep 19	$10,712	$11,322	$10,756
Oct 19	$10,741	$11,352	$10,786
Nov 19	$10,706	$11,346	$10,751
Dec 19	$10,696	$11,334	$10,743
Jan 20	$10,882	$11,564	$10,931
Feb 20	$11,090	$11,775	$11,142
Mar 20	$11,368	$11,691	$11,427
Apr 20	$11,390	$11,896	$11,450
May 20	$11,418	$11,956	$11,480
Jun 20	$11,434	$12,037	$11,496
Jul 20	$11,473	$12,222	$11,538
Aug 20	$11,451	$12,121	$11,517
Sep 20	$11,457	$12,120	$11,525
Oct 20	$11,404	$12,060	$11,473
Nov 20	$11,422	$12,178	$11,491
Dec 20	$11,432	$12,192	$11,502
Jan 21	$11,400	$12,096	$11,465
Feb 21	$11,271	$11,880	$11,312
Mar 21	$11,179	$11,755	$11,250
Apr 21	$11,234	$11,856	$11,307
May 21	$11,268	$11,892	$11,345
Jun 21	$11,255	$11,992	$11,332
Jul 21	$11,363	$12,122	$11,443
Aug 21	$11,337	$12,105	$11,417
Sep 21	$11,243	$11,989	$11,322
Oct 21	$11,151	$11,991	$11,231
Nov 21	$11,185	$12,039	$11,266
Dec 21	$11,144	$11,999	$11,226
Jan 22	$10,982	$11,747	$11,062
Feb 22	$10,925	$11,599	$11,005
Mar 22	$10,583	$11,274	$10,662
Apr 22	$10,374	$10,860	$10,453
May 22	$10,450	$10,906	$10,531
Jun 22	$10,367	$10,760	$10,450
Jul 22	$10,545	$11,009	$10,632
Aug 22	$10,267	$10,710	$10,352
Sep 22	$9,965	$10,238	$10,050
Oct 22	$9,910	$10,098	$9,996
Nov 22	$10,130	$10,464	$10,218
Dec 22	$10,075	$10,420	$10,181
Jan 23	$10,290	$10,733	$10,379
Feb 23	$10,062	$10,464	$10,149
Mar 23	$10,349	$10,729	$10,439
Apr 23	$10,420	$10,798	$10,512
May 23	$10,325	$10,680	$10,416
Jun 23	$10,197	$10,642	$10,288
Jul 23	$10,206	$10,633	$10,298
Aug 23	$10,201	$10,566	$10,294
Sep 23	$10,074	$10,304	$10,166
Oct 23	$10,016	$10,144	$10,109
Nov 23	$10,279	$10,589	$10,376
Dec 23	$10,521	$10,982	$10,622
Jan 24	$10,552	$10,969	$10,654
Feb 24	$10,408	$10,819	$10,509
Mar 24	$10,454	$10,910	$10,556
Apr 24	$10,276	$10,646	$10,377
May 24	$10,408	$10,827	$10,512
Jun 24	$10,508	$10,930	$10,614
Jul 24	$10,737	$11,184	$10,847
Aug 24	$10,862	$11,343	$10,974
Sep 24	$10,975	$11,495	$11,091
Oct 24	$10,739	$11,214	$10,853
Nov 24	$10,803	$11,328	$10,918
Dec 24	$10,711	$11,144	$10,826
Jan 25	$10,773	$11,208	$10,890
Feb 25	$10,956	$11,450	$11,076
Mar 25	$11,020	$11,454	$11,142
Apr 25	$11,163	$11,497	$11,289
May 25	$11,082	$11,414	$11,208
Jun 25	$11,204	$11,589	$11,332
Jul 25	$11,164	$11,564	$11,292
Aug 25	$11,323	$11,700	$11,455
Sep 25	$11,342	$11,827	$11,476
Oct 25	$11,396	$11,902	$11,532
Nov 25	$11,479	$11,975	$11,617
Dec 25	$11,462	$11,940	$11,600
Jan 26	$11,462	$11,970	$11,603
Feb 26	$11,631	$12,164	$11,775

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	6.16%	0.63%	1.52%
ICE BofA US Broad Market Index...
	6.23	0.47	1.98
ICE U.S. Treasury 3-7 Year Bond Index (Spliced)...
	6.31	0.81	1.65

Key Fund statistics

Table Summary
Net Assets...
$18,551,704,973
Number of Portfolio Holdings...
83
Net Investment Advisory Fees...
$24,971,463
Portfolio Turnover Rate...
37%

The performance of the ICE U.S. Treasury 3-7 Year Bond Index (Spliced) in this report reflects the performance of the Barclays U.S. 3-7 Year Treasury Bond Index through March 31,2016 and, beginning on April 1, 2016, the performance of the ICE U.S. Treasury 3-7 Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
3-4 Years...
30.4%
4-5 Years...
32.2
5-6 Years...
19.9
6-7 Years...
17.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.38%, 11/30/30...
3.6%
U.S. Treasury Notes, 2.38%, 05/15/29...
2.9
U.S. Treasury Notes, 4.00%, 02/28/30...
2.3
U.S. Treasury Notes, 1.38%, 11/15/31...
2.3
U.S. Treasury Notes, 4.13%, 08/31/30...
2.3
U.S. Treasury Notes, 3.50%, 02/15/33...
2.1
U.S. Treasury Notes, 2.88%, 05/15/32...
2.1
U.S. Treasury Notes, 2.75%, 08/15/32...
2.1
U.S. Treasury Notes, 1.63%, 05/15/31...
2.1
U.S. Treasury Notes, 1.88%, 02/15/32...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 3-7 Year Treasury Bond ETF

Annual Shareholder Report — February 28, 2026

IEI-02/26-AR

iShares 7-10 Year Treasury Bond ETF

IEF | NASDAQ

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares 7-10 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 7-10 Year Treasury Bond ETF	$16	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 6.75%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE U.S. Treasury 7-10 Year Bond Index (Spliced) returned 6.89%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2016 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury 7-10 Year Bond Index (Spliced)
Mar 16	$9,996	$10,087	$9,997
Apr 16	$9,985	$10,125	$9,987
May 16	$9,980	$10,129	$9,980
Jun 16	$10,275	$10,317	$10,277
Jul 16	$10,302	$10,384	$10,306
Aug 16	$10,214	$10,370	$10,218
Sep 16	$10,217	$10,361	$10,221
Oct 16	$10,070	$10,277	$10,074
Nov 16	$9,663	$10,031	$9,668
Dec 16	$9,644	$10,042	$9,650
Jan 17	$9,657	$10,066	$9,665
Feb 17	$9,732	$10,134	$9,739
Mar 17	$9,737	$10,130	$9,744
Apr 17	$9,842	$10,206	$9,851
May 17	$9,929	$10,287	$9,937
Jun 17	$9,871	$10,278	$9,879
Jul 17	$9,906	$10,320	$9,917
Aug 17	$10,052	$10,417	$10,062
Sep 17	$9,911	$10,363	$9,924
Oct 17	$9,893	$10,370	$9,905
Nov 17	$9,863	$10,357	$9,877
Dec 17	$9,882	$10,405	$9,899
Jan 18	$9,666	$10,285	$9,683
Feb 18	$9,577	$10,188	$9,594
Mar 18	$9,694	$10,254	$9,714
Apr 18	$9,575	$10,180	$9,594
May 18	$9,678	$10,251	$9,698
Jun 18	$9,681	$10,240	$9,703
Jul 18	$9,627	$10,241	$9,647
Aug 18	$9,734	$10,308	$9,755
Sep 18	$9,604	$10,242	$9,627
Oct 18	$9,572	$10,162	$9,592
Nov 18	$9,701	$10,221	$9,722
Dec 18	$9,964	$10,410	$9,988
Jan 19	$10,036	$10,516	$10,059
Feb 19	$9,998	$10,515	$10,022
Mar 19	$10,247	$10,721	$10,275
Apr 19	$10,202	$10,723	$10,229
May 19	$10,506	$10,917	$10,536
Jun 19	$10,650	$11,059	$10,681
Jul 19	$10,637	$11,088	$10,669
Aug 19	$11,058	$11,390	$11,094
Sep 19	$10,936	$11,322	$10,971
Oct 19	$10,954	$11,352	$10,988
Nov 19	$10,881	$11,346	$10,917
Dec 19	$10,799	$11,334	$10,836
Jan 20	$11,145	$11,564	$11,185
Feb 20	$11,492	$11,775	$11,535
Mar 20	$11,908	$11,691	$11,957
Apr 20	$11,972	$11,896	$12,023
May 20	$11,985	$11,956	$12,037
Jun 20	$11,992	$12,037	$12,045
Jul 20	$12,093	$12,222	$12,147
Aug 20	$11,990	$12,121	$12,046
Sep 20	$12,022	$12,120	$12,078
Oct 20	$11,863	$12,060	$11,921
Nov 20	$11,896	$12,178	$11,956
Dec 20	$11,861	$12,192	$11,920
Jan 21	$11,734	$12,096	$11,781
Feb 21	$11,449	$11,880	$11,454
Mar 21	$11,179	$11,755	$11,234
Apr 21	$11,292	$11,856	$11,348
May 21	$11,336	$11,892	$11,394
Jun 21	$11,455	$11,992	$11,516
Jul 21	$11,681	$12,122	$11,745
Aug 21	$11,638	$12,105	$11,700
Sep 21	$11,450	$11,989	$11,512
Oct 21	$11,397	$11,991	$11,461
Nov 21	$11,520	$12,039	$11,587
Dec 21	$11,474	$11,999	$11,539
Jan 22	$11,223	$11,747	$11,285
Feb 22	$11,177	$11,599	$11,240
Mar 22	$10,726	$11,274	$10,789
Apr 22	$10,280	$10,860	$10,339
May 22	$10,347	$10,906	$10,409
Jun 22	$10,246	$10,760	$10,310
Jul 22	$10,555	$11,009	$10,623
Aug 22	$10,145	$10,710	$10,217
Sep 22	$9,668	$10,238	$9,736
Oct 22	$9,523	$10,098	$9,596
Nov 22	$9,863	$10,464	$9,940
Dec 22	$9,726	$10,420	$9,831
Jan 23	$10,069	$10,733	$10,144
Feb 23	$9,743	$10,464	$9,818
Mar 23	$10,103	$10,729	$10,180
Apr 23	$10,186	$10,798	$10,266
May 23	$10,040	$10,680	$10,119
Jun 23	$9,913	$10,642	$9,991
Jul 23	$9,852	$10,633	$9,931
Aug 23	$9,777	$10,566	$9,857
Sep 23	$9,472	$10,304	$9,550
Oct 23	$9,289	$10,144	$9,366
Nov 23	$9,704	$10,589	$9,786
Dec 23	$10,074	$10,982	$10,163
Jan 24	$10,078	$10,969	$10,165
Feb 24	$9,871	$10,819	$9,957
Mar 24	$9,940	$10,910	$10,026
Apr 24	$9,636	$10,646	$9,722
May 24	$9,809	$10,827	$9,897
Jun 24	$9,931	$10,930	$10,021
Jul 24	$10,218	$11,184	$10,312
Aug 24	$10,360	$11,343	$10,457
Sep 24	$10,496	$11,495	$10,596
Oct 24	$10,146	$11,214	$10,243
Nov 24	$10,243	$11,328	$10,342
Dec 24	$10,013	$11,144	$10,110
Jan 25	$10,080	$11,208	$10,179
Feb 25	$10,363	$11,450	$10,466
Mar 25	$10,400	$11,454	$10,504
Apr 25	$10,503	$11,497	$10,610
May 25	$10,376	$11,414	$10,483
Jun 25	$10,540	$11,589	$10,650
Jul 25	$10,480	$11,564	$10,590
Aug 25	$10,649	$11,700	$10,763
Sep 25	$10,722	$11,827	$10,838
Oct 25	$10,794	$11,902	$10,912
Nov 25	$10,900	$11,975	$11,020
Dec 25	$10,819	$11,940	$10,938
Jan 26	$10,794	$11,970	$10,915
Feb 26	$11,062	$12,164	$11,187

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	6.75%	(0.68)%	1.01%
ICE BofA US Broad Market Index...
	6.23	0.47	1.98
ICE U.S. Treasury 7-10 Year Bond Index (Spliced)...
	6.89	(0.47)	1.13

Key Fund statistics

Table Summary
Net Assets...
$48,679,653,515
Number of Portfolio Holdings...
19
Net Investment Advisory Fees...
$58,184,607
Portfolio Turnover Rate...
53%

The performance of the ICE U.S. Treasury 7-10 Year Bond Index (Spliced) in this report reflects the performance of the Barclays U.S. 7-10 Year Treasury Bond Index through March 31, 2016 and, beginning on April 1, 2016, the performance of the ICE U.S. Treasury 7-10 Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
6-7 Years...
3.8%
7-8 Years...
30.6
8-9 Years...
33.3
9-10 Years...
32.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.38%, 05/15/34...
8.9%
U.S. Treasury Notes, 4.00%, 02/15/34...
8.9
U.S. Treasury Notes, 4.63%, 02/15/35...
8.9
U.S. Treasury Notes, 4.25%, 08/15/35...
8.8
U.S. Treasury Notes, 4.50%, 11/15/33...
8.8
U.S. Treasury Notes, 4.25%, 11/15/34...
8.7
U.S. Treasury Notes, 4.00%, 11/15/35...
8.6
U.S. Treasury Notes, 4.25%, 05/15/35...
8.3
U.S. Treasury Notes, 3.88%, 08/15/34...
6.8
U.S. Treasury Notes, 4.13%, 02/15/36...
6.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 7-10 Year Treasury Bond ETF

Annual Shareholder Report — February 28, 2026

IEF-02/26-AR

iShares 10-20 Year Treasury Bond ETF

TLH | NYSE Arca

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares 10-20 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10-20 Year Treasury Bond ETF	$15	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 4.72%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE U.S. Treasury 10-20 Year Bond Index (Spliced) returned 4.86%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2016 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury 10-20 Year Bond Index (Spliced)
Mar 16	$10,019	$10,087	$10,018
Apr 16	$9,991	$10,125	$9,992
May 16	$10,024	$10,129	$10,024
Jun 16	$10,419	$10,317	$10,419
Jul 16	$10,494	$10,384	$10,491
Aug 16	$10,392	$10,370	$10,388
Sep 16	$10,337	$10,361	$10,334
Oct 16	$10,113	$10,277	$10,111
Nov 16	$9,612	$10,031	$9,612
Dec 16	$9,577	$10,042	$9,580
Jan 17	$9,605	$10,066	$9,608
Feb 17	$9,709	$10,134	$9,713
Mar 17	$9,693	$10,130	$9,698
Apr 17	$9,815	$10,206	$9,824
May 17	$9,919	$10,287	$9,927
Jun 17	$9,878	$10,278	$9,885
Jul 17	$9,880	$10,320	$9,889
Aug 17	$10,098	$10,417	$10,108
Sep 17	$9,935	$10,363	$9,947
Oct 17	$9,921	$10,370	$9,933
Nov 17	$9,907	$10,357	$9,920
Dec 17	$9,966	$10,405	$9,982
Jan 18	$9,702	$10,285	$9,713
Feb 18	$9,548	$10,188	$9,560
Mar 18	$9,720	$10,254	$9,735
Apr 18	$9,574	$10,180	$9,587
May 18	$9,703	$10,251	$9,718
Jun 18	$9,705	$10,240	$9,720
Jul 18	$9,611	$10,241	$9,627
Aug 18	$9,738	$10,308	$9,755
Sep 18	$9,549	$10,242	$9,569
Oct 18	$9,436	$10,162	$9,454
Nov 18	$9,591	$10,221	$9,611
Dec 18	$9,956	$10,410	$9,981
Jan 19	$10,030	$10,516	$10,056
Feb 19	$9,967	$10,515	$9,994
Mar 19	$10,333	$10,721	$10,363
Apr 19	$10,222	$10,723	$10,252
May 19	$10,685	$10,917	$10,716
Jun 19	$10,836	$11,059	$10,872
Jul 19	$10,852	$11,088	$10,887
Aug 19	$11,568	$11,390	$11,608
Sep 19	$11,369	$11,322	$11,408
Oct 19	$11,317	$11,352	$11,359
Nov 19	$11,230	$11,346	$11,273
Dec 19	$11,034	$11,334	$11,075
Jan 20	$11,616	$11,564	$11,662
Feb 20	$12,188	$11,775	$12,238
Mar 20	$12,879	$11,691	$12,930
Apr 20	$13,001	$11,896	$13,051
May 20	$12,900	$11,956	$12,950
Jun 20	$12,915	$12,037	$12,962
Jul 20	$13,269	$12,222	$13,318
Aug 20	$12,841	$12,121	$12,895
Sep 20	$12,905	$12,120	$12,949
Oct 20	$12,569	$12,060	$12,613
Nov 20	$12,678	$12,178	$12,722
Dec 20	$12,535	$12,192	$12,577
Jan 21	$12,157	$12,096	$12,175
Feb 21	$11,532	$11,880	$11,441
Mar 21	$11,046	$11,755	$11,078
Apr 21	$11,280	$11,856	$11,317
May 21	$11,266	$11,892	$11,305
Jun 21	$11,638	$11,992	$11,680
Jul 21	$12,014	$12,122	$12,058
Aug 21	$11,991	$12,105	$12,036
Sep 21	$11,684	$11,989	$11,725
Oct 21	$11,744	$11,991	$11,785
Nov 21	$11,999	$12,039	$12,041
Dec 21	$11,866	$11,999	$11,908
Jan 22	$11,463	$11,747	$11,498
Feb 22	$11,342	$11,599	$11,371
Mar 22	$10,782	$11,274	$10,810
Apr 22	$9,952	$10,860	$9,977
May 22	$9,819	$10,906	$9,853
Jun 22	$9,660	$10,760	$9,700
Jul 22	$9,940	$11,009	$9,997
Aug 22	$9,498	$10,710	$9,547
Sep 22	$8,815	$10,238	$8,859
Oct 22	$8,454	$10,098	$8,483
Nov 22	$9,017	$10,464	$9,049
Dec 22	$8,848	$10,420	$8,933
Jan 23	$9,396	$10,733	$9,425
Feb 23	$8,972	$10,464	$8,998
Mar 23	$9,394	$10,729	$9,424
Apr 23	$9,454	$10,798	$9,487
May 23	$9,206	$10,680	$9,239
Jun 23	$9,179	$10,642	$9,210
Jul 23	$9,024	$10,633	$9,056
Aug 23	$8,833	$10,566	$8,861
Sep 23	$8,266	$10,304	$8,293
Oct 23	$7,930	$10,144	$7,953
Nov 23	$8,550	$10,589	$8,577
Dec 23	$9,199	$10,982	$9,229
Jan 24	$9,102	$10,969	$9,133
Feb 24	$8,878	$10,819	$8,907
Mar 24	$8,991	$10,910	$9,022
Apr 24	$8,527	$10,646	$8,555
May 24	$8,758	$10,827	$8,788
Jun 24	$8,887	$10,930	$8,918
Jul 24	$9,205	$11,184	$9,238
Aug 24	$9,362	$11,343	$9,398
Sep 24	$9,561	$11,495	$9,599
Oct 24	$9,092	$11,214	$9,127
Nov 24	$9,251	$11,328	$9,286
Dec 24	$8,831	$11,144	$8,863
Jan 25	$8,893	$11,208	$8,926
Feb 25	$9,302	$11,450	$9,337
Mar 25	$9,258	$11,454	$9,294
Apr 25	$9,186	$11,497	$9,224
May 25	$8,954	$11,414	$8,991
Jun 25	$9,159	$11,589	$9,199
Jul 25	$9,097	$11,564	$9,137
Aug 25	$9,162	$11,700	$9,203
Sep 25	$9,389	$11,827	$9,433
Oct 25	$9,495	$11,902	$9,539
Nov 25	$9,551	$11,975	$9,596
Dec 25	$9,396	$11,940	$9,442
Jan 26	$9,391	$11,970	$9,438
Feb 26	$9,741	$12,164	$9,791

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.72%	(3.32)%	(0.26)%
ICE BofA US Broad Market Index...
	6.23	0.47	1.98
ICE U.S. Treasury 10-20 Year Bond Index (Spliced)...
	4.86	(3.06)	(0.21)

Key Fund statistics

Table Summary
Net Assets...
$12,853,792,181
Number of Portfolio Holdings...
70
Net Investment Advisory Fees...
$17,343,386
Portfolio Turnover Rate...
15%

The performance of the ICE U.S. Treasury 10-20 Year Bond Index (Spliced) in this report reflects the performance of the Barclays U.S. 10-20 Year Treasury Bond Index through June 30, 2016 and, beginning on July 1, 2016, the performance of the ICE U.S. Treasury 10-20 Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
3-4 Years...
0.1%
4-5 Years...
0.0Footnote Reference(b)
5-6 Years...
0.0Footnote Reference(b)
6-7 Years...
0.1
8-9 Years...
0.1
9-10 Years...
0.1
10-11 Years...
0.5
11-12 Years...
1.2
12-13 Years...
1.3
13-14 Years...
3.7
14-15 Years...
11.5
15-16 Years...
13.4
16-17 Years...
15.1
17-18 Years...
24.8
18-19 Years...
16.2
19-20 Years...
11.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 4.75%, 11/15/43...
5.6%
U.S. Treasury Bonds, 4.50%, 02/15/44...
4.0
U.S. Treasury Bonds, 4.13%, 08/15/44...
4.0
U.S. Treasury Bonds, 4.38%, 08/15/43...
3.8
U.S. Treasury Bonds, 4.00%, 11/15/42...
3.7
U.S. Treasury Bonds, 3.38%, 08/15/42...
3.6
U.S. Treasury Bonds, 3.88%, 05/15/43...
3.5
U.S. Treasury Bonds, 1.75%, 08/15/41...
3.5
U.S. Treasury Bonds, 2.00%, 11/15/41...
3.4
U.S. Treasury Bonds, 4.63%, 11/15/45...
3.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 10-20 Year Treasury Bond ETF

Annual Shareholder Report — February 28, 2026

TLH-02/26-AR

iShares 20+ Year Treasury Bond ETF

TLT | NASDAQ

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares 20+ Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond ETF	$15	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 2.56%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE U.S. Treasury 20+ Year Bond Index (Spliced) returned 2.68%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2016 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury 20+ Year Bond Index (Spliced)
Mar 16	$9,999	$10,087	$9,998
Apr 16	$9,938	$10,125	$9,941
May 16	$10,029	$10,129	$10,031
Jun 16	$10,692	$10,317	$10,697
Jul 16	$10,924	$10,384	$10,932
Aug 16	$10,824	$10,370	$10,828
Sep 16	$10,632	$10,361	$10,638
Oct 16	$10,178	$10,277	$10,184
Nov 16	$9,395	$10,031	$9,400
Dec 16	$9,340	$10,042	$9,348
Jan 17	$9,378	$10,066	$9,384
Feb 17	$9,530	$10,134	$9,537
Mar 17	$9,473	$10,130	$9,480
Apr 17	$9,620	$10,206	$9,630
May 17	$9,820	$10,287	$9,829
Jun 17	$9,866	$10,278	$9,877
Jul 17	$9,797	$10,320	$9,807
Aug 17	$10,149	$10,417	$10,161
Sep 17	$9,920	$10,363	$9,933
Oct 17	$9,915	$10,370	$9,928
Nov 17	$9,994	$10,357	$10,006
Dec 17	$10,174	$10,405	$10,189
Jan 18	$9,839	$10,285	$9,850
Feb 18	$9,533	$10,188	$9,546
Mar 18	$9,830	$10,254	$9,846
Apr 18	$9,637	$10,180	$9,652
May 18	$9,849	$10,251	$9,864
Jun 18	$9,870	$10,240	$9,886
Jul 18	$9,714	$10,241	$9,730
Aug 18	$9,869	$10,308	$9,888
Sep 18	$9,565	$10,242	$9,586
Oct 18	$9,260	$10,162	$9,280
Nov 18	$9,434	$10,221	$9,455
Dec 18	$9,963	$10,410	$9,987
Jan 19	$10,024	$10,516	$10,049
Feb 19	$9,898	$10,515	$9,925
Mar 19	$10,428	$10,721	$10,459
Apr 19	$10,235	$10,723	$10,263
May 19	$10,925	$10,917	$10,958
Jun 19	$11,061	$11,059	$11,099
Jul 19	$11,082	$11,088	$11,119
Aug 19	$12,285	$11,390	$12,330
Sep 19	$11,959	$11,322	$12,003
Oct 19	$11,847	$11,352	$11,893
Nov 19	$11,789	$11,346	$11,835
Dec 19	$11,450	$11,334	$11,494
Jan 20	$12,254	$11,564	$12,307
Feb 20	$13,093	$11,775	$13,153
Mar 20	$14,017	$11,691	$14,079
Apr 20	$14,176	$11,896	$14,244
May 20	$13,885	$11,956	$13,954
Jun 20	$13,912	$12,037	$13,980
Jul 20	$14,526	$12,222	$14,597
Aug 20	$13,863	$12,121	$13,930
Sep 20	$13,934	$12,120	$14,002
Oct 20	$13,502	$12,060	$13,569
Nov 20	$13,674	$12,178	$13,743
Dec 20	$13,502	$12,192	$13,571
Jan 21	$13,000	$12,096	$13,030
Feb 21	$12,251	$11,880	$12,149
Mar 21	$11,615	$11,755	$11,674
Apr 21	$11,897	$11,856	$11,960
May 21	$11,903	$11,892	$11,967
Jun 21	$12,422	$11,992	$12,487
Jul 21	$12,880	$12,122	$12,952
Aug 21	$12,847	$12,105	$12,919
Sep 21	$12,468	$11,989	$12,538
Oct 21	$12,761	$11,991	$12,833
Nov 21	$13,133	$12,039	$13,202
Dec 21	$12,860	$11,999	$12,928
Jan 22	$12,365	$11,747	$12,431
Feb 22	$12,163	$11,599	$12,226
Mar 22	$11,502	$11,274	$11,561
Apr 22	$10,414	$10,860	$10,470
May 22	$10,180	$10,906	$10,236
Jun 22	$10,036	$10,760	$10,092
Jul 22	$10,293	$11,009	$10,350
Aug 22	$9,823	$10,710	$9,881
Sep 22	$9,021	$10,238	$9,076
Oct 22	$8,456	$10,098	$8,506
Nov 22	$9,072	$10,464	$9,126
Dec 22	$8,821	$10,420	$8,951
Jan 23	$9,513	$10,733	$9,567
Feb 23	$9,045	$10,464	$9,097
Mar 23	$9,479	$10,729	$9,534
Apr 23	$9,518	$10,798	$9,575
May 23	$9,236	$10,680	$9,292
Jun 23	$9,252	$10,642	$9,308
Jul 23	$9,025	$10,633	$9,081
Aug 23	$8,742	$10,566	$8,797
Sep 23	$8,045	$10,304	$8,098
Oct 23	$7,610	$10,144	$7,661
Nov 23	$8,362	$10,589	$8,419
Dec 23	$9,083	$10,982	$9,144
Jan 24	$8,876	$10,969	$8,938
Feb 24	$8,678	$10,819	$8,738
Mar 24	$8,753	$10,910	$8,814
Apr 24	$8,194	$10,646	$8,250
May 24	$8,434	$10,827	$8,492
Jun 24	$8,580	$10,930	$8,641
Jul 24	$8,888	$11,184	$8,954
Aug 24	$9,086	$11,343	$9,156
Sep 24	$9,258	$11,495	$9,329
Oct 24	$8,756	$11,214	$8,826
Nov 24	$8,921	$11,328	$8,992
Dec 24	$8,371	$11,144	$8,438
Jan 25	$8,409	$11,208	$8,477
Feb 25	$8,880	$11,450	$8,953
Mar 25	$8,768	$11,454	$8,840
Apr 25	$8,642	$11,497	$8,716
May 25	$8,373	$11,414	$8,444
Jun 25	$8,595	$11,589	$8,668
Jul 25	$8,505	$11,564	$8,578
Aug 25	$8,497	$11,700	$8,572
Sep 25	$8,805	$11,827	$8,883
Oct 25	$8,926	$11,902	$9,006
Nov 25	$8,946	$11,975	$9,028
Dec 25	$8,720	$11,940	$8,800
Jan 26	$8,713	$11,970	$8,794
Feb 26	$9,108	$12,164	$9,193

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	2.56%	(5.76)%	(0.93)%
ICE BofA US Broad Market Index...
	6.23	0.47	1.98
ICE U.S. Treasury 20+ Year Bond Index (Spliced)...
	2.68	(5.42)	(0.84)

Key Fund statistics

Table Summary
Net Assets...
$45,315,446,799
Number of Portfolio Holdings...
47
Net Investment Advisory Fees...
$72,544,941
Portfolio Turnover Rate...
18%

The performance of the ICE U.S. Treasury 20+ Year Bond Index (Spliced) in this report reflects the performance of the Barclays U.S. 20+ Year Treasury Bond Index through March 31, 2016 and, beginning on April 1, 2016, the performance of the ICE U.S. Treasury 20+ Year Bond Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
15-20 Years...
1.7%
20-25 Years...
34.5
25-30 Years...
63.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 2.00%, 08/15/51...
4.9%
U.S. Treasury Bonds, 1.88%, 11/15/51...
4.8
U.S. Treasury Bonds, 4.13%, 08/15/53...
4.6
U.S. Treasury Bonds, 4.75%, 11/15/53...
4.5
U.S. Treasury Bonds, 4.75%, 05/15/55...
4.5
U.S. Treasury Bonds, 4.63%, 05/15/54...
4.4
U.S. Treasury Bonds, 4.25%, 08/15/54...
4.3
U.S. Treasury Bonds, 4.25%, 02/15/54...
4.1
U.S. Treasury Bonds, 3.63%, 05/15/53...
3.9
U.S. Treasury Bonds, 4.63%, 02/15/55...
3.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 20+ Year Treasury Bond ETF

Annual Shareholder Report — February 28, 2026

TLT-02/26-AR

iShares 25+ Year Treasury STRIPS Bond ETF

GOVZ | Cboe BZX Exchange

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 25+ Year Treasury STRIPS Bond ETF	$10	0.10%

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned (3.32)%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE BofA Long US Treasury Principal STRIPS Index (Spliced) returned (3.34)%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 22, 2020 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE BofA US Broad Market Index	ICE BofA Long US Treasury Principal STRIPS Index (Spliced)
Sep 20	$9,912	$9,981	$9,911
Oct 20	$9,473	$9,932	$9,470
Nov 20	$9,654	$10,029	$9,647
Dec 20	$9,494	$10,040	$9,490
Jan 21	$8,981	$9,962	$8,941
Feb 21	$8,267	$9,784	$8,108
Mar 21	$7,660	$9,681	$7,658
Apr 21	$7,926	$9,764	$7,920
May 21	$7,935	$9,793	$7,933
Jun 21	$8,467	$9,876	$8,467
Jul 21	$8,898	$9,983	$8,894
Aug 21	$8,868	$9,969	$8,864
Sep 21	$8,523	$9,873	$8,520
Oct 21	$8,935	$9,876	$8,938
Nov 21	$9,312	$9,914	$9,307
Dec 21	$9,020	$9,882	$9,017
Jan 22	$8,571	$9,675	$8,565
Feb 22	$8,386	$9,552	$8,375
Mar 22	$7,854	$9,285	$7,845
Apr 22	$6,812	$8,944	$6,791
May 22	$6,532	$8,982	$6,509
Jun 22	$6,440	$8,861	$6,416
Jul 22	$6,597	$9,066	$6,568
Aug 22	$6,252	$8,820	$6,228
Sep 22	$5,564	$8,431	$5,542
Oct 22	$4,990	$8,316	$4,969
Nov 22	$5,505	$8,618	$5,468
Dec 22	$5,291	$8,581	$5,313
Jan 23	$5,874	$8,839	$5,829
Feb 23	$5,515	$8,618	$5,470
Mar 23	$5,816	$8,836	$5,771
Apr 23	$5,811	$8,893	$5,764
May 23	$5,563	$8,796	$5,513
Jun 23	$5,631	$8,764	$5,581
Jul 23	$5,408	$8,756	$5,357
Aug 23	$5,133	$8,702	$5,086
Sep 23	$4,497	$8,485	$4,457
Oct 23	$4,084	$8,354	$4,043
Nov 23	$4,735	$8,721	$4,690
Dec 23	$5,343	$9,044	$5,294
Jan 24	$5,081	$9,033	$5,039
Feb 24	$4,949	$8,910	$4,909
Mar 24	$4,987	$8,985	$4,945
Apr 24	$4,484	$8,768	$4,445
May 24	$4,661	$8,916	$4,620
Jun 24	$4,780	$9,002	$4,738
Jul 24	$4,995	$9,210	$4,954
Aug 24	$5,172	$9,342	$5,130
Sep 24	$5,283	$9,467	$5,243
Oct 24	$4,894	$9,235	$4,859
Nov 24	$5,022	$9,329	$4,984
Dec 24	$4,502	$9,177	$4,470
Jan 25	$4,468	$9,230	$4,435
Feb 25	$4,865	$9,430	$4,829
Mar 25	$4,707	$9,433	$4,674
Apr 25	$4,531	$9,468	$4,499
May 25	$4,291	$9,400	$4,261
Jun 25	$4,449	$9,544	$4,417
Jul 25	$4,363	$9,524	$4,331
Aug 25	$4,274	$9,636	$4,243
Sep 25	$4,569	$9,740	$4,536
Oct 25	$4,667	$9,802	$4,632
Nov 25	$4,645	$9,862	$4,610
Dec 25	$4,417	$9,833	$4,384
Jan 26	$4,392	$9,858	$4,359
Feb 26	$4,703	$10,018	$4,668

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	(3.32)%	(10.67)%	(12.95)%
ICE BofA US Broad Market Index...
	6.23	0.47	0.03
ICE BofA Long US Treasury Principal STRIPS Index (Spliced)...
	(3.34)	(10.46)	(13.07)

Key Fund statistics

Table Summary
Net Assets...
$319,447,237
Number of Portfolio Holdings...
22
Net Investment Advisory Fees...
$291,627
Portfolio Turnover Rate...
21%

The inception date of the Fund was September 22, 2020.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA Long US Treasury Principal STRIPS Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
20-25 Years...
6.3%
25-30 Years...
93.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds Principal STRIPS
0.00%, 02/15/52...
7.7%
0.00%, 02/15/51...
6.3
0.00%, 08/15/51...
6.3
0.00%, 11/15/51...
5.8
0.00%, 08/15/52...
5.1
0.00%, 05/15/53...
5.0
0.00%, 08/15/53...
5.0
0.00%, 02/15/53...
5.0
0.00%, 11/15/52...
5.0
0.00%, 11/15/53...
4.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 25+ Year Treasury STRIPS Bond ETF

Annual Shareholder Report — February 28, 2026

GOVZ-02/26-AR

iShares 0-1 Year Treasury Bond ETF

SHV | NYSE

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares 0-1 Year Treasury Bond ETF (the “Fund”) (formerly known as iShares Short Treasury Bond ETF) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-1 Year Treasury Bond ETF	$15	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 4.06%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE Short US Treasury Securities Index (Spliced) returned 3.74%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2016 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE BofA US Broad Market Index	ICE Short US Treasury Securities Index (Spliced)
Mar 16	$10,006	$10,087	$10,008
Apr 16	$10,010	$10,125	$10,013
May 16	$10,010	$10,129	$10,013
Jun 16	$10,020	$10,317	$10,024
Jul 16	$10,020	$10,384	$10,027
Aug 16	$10,021	$10,370	$10,028
Sep 16	$10,026	$10,361	$10,034
Oct 16	$10,029	$10,277	$10,038
Nov 16	$10,028	$10,031	$10,038
Dec 16	$10,033	$10,042	$10,043
Jan 17	$10,039	$10,066	$10,050
Feb 17	$10,044	$10,134	$10,055
Mar 17	$10,041	$10,130	$10,055
Apr 17	$10,045	$10,206	$10,061
May 17	$10,050	$10,287	$10,066
Jun 17	$10,055	$10,278	$10,074
Jul 17	$10,066	$10,320	$10,084
Aug 17	$10,074	$10,417	$10,094
Sep 17	$10,079	$10,363	$10,102
Oct 17	$10,086	$10,370	$10,109
Nov 17	$10,091	$10,357	$10,116
Dec 17	$10,098	$10,405	$10,126
Jan 18	$10,108	$10,285	$10,136
Feb 18	$10,115	$10,188	$10,144
Mar 18	$10,127	$10,254	$10,159
Apr 18	$10,139	$10,180	$10,171
May 18	$10,155	$10,251	$10,189
Jun 18	$10,170	$10,240	$10,205
Jul 18	$10,186	$10,241	$10,222
Aug 18	$10,203	$10,308	$10,241
Sep 18	$10,215	$10,242	$10,255
Oct 18	$10,233	$10,162	$10,274
Nov 18	$10,252	$10,221	$10,295
Dec 18	$10,275	$10,410	$10,317
Jan 19	$10,298	$10,516	$10,341
Feb 19	$10,315	$10,515	$10,361
Mar 19	$10,338	$10,721	$10,385
Apr 19	$10,358	$10,723	$10,406
May 19	$10,382	$10,917	$10,431
Jun 19	$10,409	$11,059	$10,459
Jul 19	$10,424	$11,088	$10,476
Aug 19	$10,449	$11,390	$10,502
Sep 19	$10,464	$11,322	$10,519
Oct 19	$10,489	$11,352	$10,544
Nov 19	$10,499	$11,346	$10,556
Dec 19	$10,514	$11,334	$10,572
Jan 20	$10,529	$11,564	$10,588
Feb 20	$10,553	$11,775	$10,613
Mar 20	$10,604	$11,691	$10,665
Apr 20	$10,602	$11,896	$10,664
May 20	$10,601	$11,956	$10,664
Jun 20	$10,601	$12,037	$10,665
Jul 20	$10,603	$12,222	$10,668
Aug 20	$10,601	$12,121	$10,668
Sep 20	$10,602	$12,120	$10,670
Oct 20	$10,601	$12,060	$10,671
Nov 20	$10,602	$12,178	$10,672
Dec 20	$10,601	$12,192	$10,673
Jan 21	$10,601	$12,096	$10,674
Feb 21	$10,601	$11,880	$10,675
Mar 21	$10,602	$11,755	$10,676
Apr 21	$10,601	$11,856	$10,677
May 21	$10,599	$11,892	$10,677
Jun 21	$10,598	$11,992	$10,677
Jul 21	$10,597	$12,122	$10,677
Aug 21	$10,597	$12,105	$10,678
Sep 21	$10,596	$11,989	$10,679
Oct 21	$10,594	$11,991	$10,678
Nov 21	$10,592	$12,039	$10,678
Dec 21	$10,589	$11,999	$10,677
Jan 22	$10,584	$11,747	$10,673
Feb 22	$10,580	$11,599	$10,671
Mar 22	$10,574	$11,274	$10,668
Apr 22	$10,570	$10,860	$10,668
May 22	$10,579	$10,906	$10,676
Jun 22	$10,568	$10,760	$10,669
Jul 22	$10,579	$11,009	$10,677
Aug 22	$10,592	$10,710	$10,690
Sep 22	$10,598	$10,238	$10,699
Oct 22	$10,615	$10,098	$10,713
Nov 22	$10,648	$10,464	$10,743
Dec 22	$10,689	$10,420	$10,779
Jan 23	$10,725	$10,733	$10,811
Feb 23	$10,756	$10,464	$10,840
Mar 23	$10,809	$10,729	$10,889
Apr 23	$10,844	$10,798	$10,919
May 23	$10,880	$10,680	$10,950
Jun 23	$10,928	$10,642	$10,992
Jul 23	$10,973	$10,633	$11,033
Aug 23	$11,022	$10,566	$11,076
Sep 23	$11,070	$10,304	$11,120
Oct 23	$11,119	$10,144	$11,163
Nov 23	$11,172	$10,589	$11,210
Dec 23	$11,227	$10,982	$11,260
Jan 24	$11,274	$10,969	$11,301
Feb 24	$11,315	$10,819	$11,337
Mar 24	$11,364	$10,910	$11,381
Apr 24	$11,408	$10,646	$11,421
May 24	$11,462	$10,827	$11,469
Jun 24	$11,509	$10,930	$11,509
Jul 24	$11,564	$11,184	$11,559
Aug 24	$11,621	$11,343	$11,609
Sep 24	$11,674	$11,495	$11,656
Oct 24	$11,714	$11,214	$11,690
Nov 24	$11,759	$11,328	$11,728
Dec 24	$11,806	$11,144	$11,770
Jan 25	$11,848	$11,208	$11,807
Feb 25	$11,886	$11,450	$11,841
Mar 25	$11,926	$11,454	$11,876
Apr 25	$11,967	$11,497	$11,913
May 25	$12,006	$11,414	$11,945
Jun 25	$12,047	$11,589	$11,982
Jul 25	$12,086	$11,564	$12,016
Aug 25	$12,137	$11,700	$12,061
Sep 25	$12,180	$11,827	$12,099
Oct 25	$12,221	$11,902	$12,135
Nov 25	$12,257	$11,975	$12,172
Dec 25	$12,301	$11,940	$12,215
Jan 26	$12,335	$11,970	$12,250
Feb 26	$12,368	$12,164	$12,284

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.06%	3.13%	2.15%
ICE BofA US Broad Market Index...
	6.23	0.47	1.98
ICE Short US Treasury Securities Index (Spliced)...
	3.74	2.85	2.08

Key Fund statistics

Table Summary
Net Assets...
$19,998,296,792
Number of Portfolio Holdings...
65
Net Investment Advisory Fees...
$30,645,439
Portfolio Turnover Rate...
115%

The performance of the ICE Short US Treasury Securities Index (Spliced) in this report reflects the performance of the Barclays U.S. Short Treasury Bond Index through June 30, 2016 and, beginning on July 1, 2016, the performance of the ICE Short US Treasury Securities Index.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE Short US Treasury Securities Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Portfolio composition

Ten largest holdings

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 0.18%, 04/28/26...
4.7%
U.S. Treasury Bills, 3.70%, 04/07/26...
4.3
U.S. Treasury Bills, 3.68%, 06/16/26...
4.3
U.S. Treasury Bills, 3.85%, 03/10/26...
4.0
U.S. Treasury Bills, 3.83%, 03/17/26...
3.9
U.S. Treasury Bills, 3.65%, 03/03/26...
3.9
U.S. Treasury Bills, 3.69%, 04/21/26...
3.4
U.S. Treasury Bills, 3.85%, 05/14/26...
3.2
U.S. Treasury Bills, 3.68%, 07/09/26...
3.1
U.S. Treasury Bills, 3.70%, 03/12/26...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after February 28, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 10, 2025, the name of the Fund was changed from iShares Short Treasury Bond ETF to iShares 0-1 Year Treasury Bond ETF.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares 0-1 Year Treasury Bond ETF

Annual Shareholder Report — February 28, 2026

SHV-02/26-AR

iShares California Muni Bond ETF

CMF | NYSE Arca

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares California Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares California Muni Bond ETF	$8	0.08%

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 4.66%.

  For the same period, the ICE BofA US Municipal Securities Index returned 4.77%, the ICE AMT-Free California Municipal Index (Spliced) returned 4.84% and the ICE AMT-free US National Municipal Index returned 4.71%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The beginning of the reporting period was characterized by volatility for municipal bonds as uncertainty grew around potential modifications of their tax-exempt status and spurred a surge in issuance. Ultimately, these concerns were alleviated when the tax-exempt status of municipals was preserved under the One Big Beautiful Bill Act (OBBBA). For the reporting period, municipal bonds delivered solid performance, benefiting from stable credit fundamentals, limited supply, and appealing tax-equivalent yields.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2016 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE BofA US Municipal Securities Index	ICE AMT-Free California Municipal Index (Spliced)
Mar 16	$10,048	$10,044	$10,050
Apr 16	$10,116	$10,121	$10,121
May 16	$10,147	$10,153	$10,155
Jun 16	$10,315	$10,318	$10,323
Jul 16	$10,294	$10,312	$10,308
Aug 16	$10,322	$10,336	$10,336
Sep 16	$10,256	$10,286	$10,272
Oct 16	$10,154	$10,190	$10,175
Nov 16	$9,758	$9,818	$9,777
Dec 16	$9,877	$9,926	$9,891
Jan 17	$9,925	$9,976	$9,944
Feb 17	$9,979	$10,041	$10,000
Mar 17	$9,996	$10,064	$10,023
Apr 17	$10,056	$10,136	$10,085
May 17	$10,207	$10,286	$10,236
Jun 17	$10,185	$10,263	$10,213
Jul 17	$10,256	$10,338	$10,288
Aug 17	$10,338	$10,425	$10,372
Sep 17	$10,291	$10,385	$10,325
Oct 17	$10,309	$10,404	$10,350
Nov 17	$10,255	$10,360	$10,301
Dec 17	$10,355	$10,463	$10,401
Jan 18	$10,245	$10,353	$10,294
Feb 18	$10,200	$10,309	$10,248
Mar 18	$10,231	$10,343	$10,287
Apr 18	$10,196	$10,303	$10,251
May 18	$10,334	$10,424	$10,386
Jun 18	$10,335	$10,436	$10,388
Jul 18	$10,351	$10,460	$10,408
Aug 18	$10,370	$10,476	$10,430
Sep 18	$10,290	$10,410	$10,358
Oct 18	$10,210	$10,335	$10,278
Nov 18	$10,310	$10,449	$10,383
Dec 18	$10,426	$10,572	$10,500
Jan 19	$10,484	$10,651	$10,562
Feb 19	$10,528	$10,712	$10,605
Mar 19	$10,683	$10,884	$10,765
Apr 19	$10,730	$10,929	$10,809
May 19	$10,890	$11,090	$10,975
Jun 19	$10,930	$11,138	$11,018
Jul 19	$11,021	$11,226	$11,110
Aug 19	$11,190	$11,403	$11,282
Sep 19	$11,104	$11,318	$11,195
Oct 19	$11,119	$11,332	$11,213
Nov 19	$11,134	$11,353	$11,229
Dec 19	$11,172	$11,390	$11,269
Jan 20	$11,364	$11,594	$11,461
Feb 20	$11,507	$11,754	$11,605
Mar 20	$11,122	$11,312	$11,234
Apr 20	$11,025	$11,140	$11,137
May 20	$11,406	$11,502	$11,523
Jun 20	$11,433	$11,614	$11,556
Jul 20	$11,601	$11,799	$11,730
Aug 20	$11,542	$11,760	$11,677
Sep 20	$11,530	$11,752	$11,669
Oct 20	$11,496	$11,729	$11,636
Nov 20	$11,645	$11,908	$11,791
Dec 20	$11,683	$11,989	$11,832
Jan 21	$11,726	$12,068	$11,879
Feb 21	$11,514	$11,874	$11,676
Mar 21	$11,587	$11,946	$11,747
Apr 21	$11,674	$12,060	$11,839
May 21	$11,702	$12,112	$11,873
Jun 21	$11,721	$12,152	$11,893
Jul 21	$11,800	$12,243	$11,978
Aug 21	$11,752	$12,198	$11,936
Sep 21	$11,665	$12,106	$11,845
Oct 21	$11,658	$12,092	$11,840
Nov 21	$11,750	$12,191	$11,938
Dec 21	$11,765	$12,208	$11,955
Jan 22	$11,436	$11,880	$11,616
Feb 22	$11,384	$11,813	$11,565
Mar 22	$11,040	$11,453	$11,212
Apr 22	$10,708	$11,114	$10,882
May 22	$10,920	$11,292	$11,097
Jun 22	$10,716	$11,075	$10,889
Jul 22	$11,018	$11,378	$11,202
Aug 22	$10,767	$11,088	$10,943
Sep 22	$10,405	$10,675	$10,572
Oct 22	$10,350	$10,580	$10,516
Nov 22	$10,829	$11,116	$11,003
Dec 22	$10,813	$11,104	$10,999
Jan 23	$11,096	$11,445	$11,294
Feb 23	$10,840	$11,167	$11,034
Mar 23	$11,075	$11,418	$11,276
Apr 23	$11,043	$11,404	$11,240
May 23	$10,960	$11,316	$11,159
Jun 23	$11,048	$11,419	$11,251
Jul 23	$11,075	$11,448	$11,282
Aug 23	$10,963	$11,309	$11,163
Sep 23	$10,691	$10,988	$10,879
Oct 23	$10,576	$10,850	$10,765
Nov 23	$11,175	$11,544	$11,378
Dec 23	$11,418	$11,825	$11,628
Jan 24	$11,403	$11,799	$11,611
Feb 24	$11,404	$11,800	$11,612
Mar 24	$11,377	$11,788	$11,583
Apr 24	$11,254	$11,656	$11,455
May 24	$11,210	$11,631	$11,412
Jun 24	$11,363	$11,818	$11,572
Jul 24	$11,454	$11,919	$11,670
Aug 24	$11,542	$12,013	$11,764
Sep 24	$11,655	$12,140	$11,881
Oct 24	$11,503	$11,971	$11,725
Nov 24	$11,676	$12,166	$11,897
Dec 24	$11,561	$12,012	$11,783
Jan 25	$11,547	$12,040	$11,766
Feb 25	$11,663	$12,164	$11,888
Mar 25	$11,467	$11,952	$11,696
Apr 25	$11,384	$11,879	$11,613
May 25	$11,385	$11,847	$11,612
Jun 25	$11,458	$11,937	$11,688
Jul 25	$11,431	$11,903	$11,664
Aug 25	$11,536	$12,008	$11,770
Sep 25	$11,785	$12,305	$12,030
Oct 25	$11,915	$12,438	$12,166
Nov 25	$11,958	$12,469	$12,211
Dec 25	$11,978	$12,483	$12,231
Jan 26	$12,072	$12,574	$12,324
Feb 26	$12,207	$12,744	$12,463

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.66%	1.18%	2.01%
ICE BofA US Municipal Securities Index...
	4.77	1.42	2.45
ICE AMT-Free California Municipal Index (Spliced)...
	4.84	1.31	2.23
ICE AMT-Free US National Municipal Index...
	4.71	-	-

Key Fund statistics

Table Summary
Net Assets...
$4,169,282,398
Number of Portfolio Holdings...
1,534
Net Investment Advisory Fees...
$2,892,232
Portfolio Turnover Rate...
16%

The Fund began comparing its performance to the ICE BofA US Municipal Securities Index on February 28, 2026, as it represents the US national municipal securities market, and will no longer compare its performance to the ICE AMT-Free US National Municipal Index effective approximately one year from February 28, 2026.

The ICE AMT-Free California Municipal Index (Spliced) reflects the performance of the S&P California AMT-Free Municipal Bond Index through September 14, 2021 and the ICE AMT-Free California Municipal Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

The inception date of the ICE AMT-Free US National Municipal Index was June 10, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
12.0%
AA+...
9.8
AA...
19.8
AA-...
32.4
A+...
5.0
A...
3.4
A-...
0.4
BBB+...
0.1
Not Rated...
17.1
Table Summary
Security	Percent of TotaI InvestmentsFootnote Reference(a)
State of California, GO, 5.00%, 11/01/31...
0.6%
Anaheim Housing & Public Improvements Authority, Series 2024-A, RB, VRDN, 1.10%, 03/03/26...
0.6
University of California, Series 2023BN, RB, 5.50%, 05/15/40...
0.5
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 07/01/31...
0.5
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 07/01/34...
0.5
California Educational Facilities Authority, Series U-6, RB, 5.00%, 05/01/45...
0.5
University of California, Series 2025CD, RB, 5.00%, 05/15/36...
0.5
California State University, Series 2024A, RB, 5.50%, 11/01/55...
0.4
State of California, GO, 5.00%, 09/01/32...
0.4
State of California, GO, 5.00%, 03/01/55...
0.4

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares California Muni Bond ETF

Annual Shareholder Report — February 28, 2026

CMF-02/26-AR

iShares National Muni Bond ETF

MUB | NYSE Arca

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares National Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares National Muni Bond ETF	$5	0.05%

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 4.51%.

  For the same period, the ICE AMT-Free US National Municipal Index (Spliced) returned 4.71%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The beginning of the reporting period was characterized by volatility for municipal bonds as uncertainty grew around potential modifications of their tax-exempt status and spurred a surge in issuance. Ultimately, these concerns were alleviated when the tax-exempt status of municipals was preserved under the One Big Beautiful Bill Act (OBBBA). For the reporting period, municipal bonds delivered solid performance, benefiting from stable credit fundamentals, limited supply, and appealing tax-equivalent yields.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2016 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE AMT-Free US National Municipal Index (Spliced)
Mar 16	$10,038	$10,043
Apr 16	$10,109	$10,118
May 16	$10,137	$10,148
Jun 16	$10,298	$10,310
Jul 16	$10,284	$10,303
Aug 16	$10,306	$10,326
Sep 16	$10,252	$10,275
Oct 16	$10,154	$10,181
Nov 16	$9,789	$9,812
Dec 16	$9,897	$9,922
Jan 17	$9,938	$9,968
Feb 17	$9,995	$10,026
Mar 17	$10,011	$10,048
Apr 17	$10,075	$10,117
May 17	$10,220	$10,264
Jun 17	$10,194	$10,237
Jul 17	$10,266	$10,313
Aug 17	$10,346	$10,401
Sep 17	$10,302	$10,360
Oct 17	$10,314	$10,377
Nov 17	$10,256	$10,326
Dec 17	$10,354	$10,427
Jan 18	$10,245	$10,319
Feb 18	$10,198	$10,272
Mar 18	$10,223	$10,306
Apr 18	$10,184	$10,266
May 18	$10,300	$10,383
Jun 18	$10,308	$10,391
Jul 18	$10,333	$10,418
Aug 18	$10,345	$10,433
Sep 18	$10,279	$10,369
Oct 18	$10,213	$10,302
Nov 18	$10,322	$10,411
Dec 18	$10,443	$10,533
Jan 19	$10,518	$10,610
Feb 19	$10,572	$10,663
Mar 19	$10,730	$10,827
Apr 19	$10,776	$10,869
May 19	$10,931	$11,029
Jun 19	$10,969	$11,072
Jul 19	$11,057	$11,159
Aug 19	$11,225	$11,330
Sep 19	$11,137	$11,244
Oct 19	$11,148	$11,257
Nov 19	$11,166	$11,277
Dec 19	$11,203	$11,314
Jan 20	$11,400	$11,512
Feb 20	$11,546	$11,660
Mar 20	$11,161	$11,265
Apr 20	$11,004	$11,105
May 20	$11,359	$11,456
Jun 20	$11,438	$11,540
Jul 20	$11,608	$11,715
Aug 20	$11,559	$11,671
Sep 20	$11,546	$11,657
Oct 20	$11,518	$11,634
Nov 20	$11,683	$11,801
Dec 20	$11,748	$11,874
Jan 21	$11,807	$11,944
Feb 21	$11,610	$11,754
Mar 21	$11,680	$11,826
Apr 21	$11,780	$11,929
May 21	$11,819	$11,975
Jun 21	$11,850	$12,006
Jul 21	$11,929	$12,091
Aug 21	$11,886	$12,049
Sep 21	$11,801	$11,963
Oct 21	$11,788	$11,950
Nov 21	$11,879	$12,042
Dec 21	$11,895	$12,058
Jan 22	$11,595	$11,752
Feb 22	$11,547	$11,700
Mar 22	$11,228	$11,372
Apr 22	$10,944	$11,072
May 22	$11,123	$11,249
Jun 22	$10,944	$11,065
Jul 22	$11,204	$11,340
Aug 22	$10,952	$11,078
Sep 22	$10,610	$10,714
Oct 22	$10,550	$10,650
Nov 22	$11,013	$11,133
Dec 22	$11,002	$11,125
Jan 23	$11,293	$11,430
Feb 23	$11,048	$11,174
Mar 23	$11,284	$11,419
Apr 23	$11,262	$11,395
May 23	$11,181	$11,315
Jun 23	$11,269	$11,407
Jul 23	$11,294	$11,432
Aug 23	$11,172	$11,305
Sep 23	$10,887	$11,008
Oct 23	$10,778	$10,897
Nov 23	$11,401	$11,532
Dec 23	$11,647	$11,784
Jan 24	$11,623	$11,759
Feb 24	$11,622	$11,757
Mar 24	$11,597	$11,734
Apr 24	$11,482	$11,612
May 24	$11,444	$11,577
Jun 24	$11,602	$11,745
Jul 24	$11,699	$11,843
Aug 24	$11,781	$11,933
Sep 24	$11,891	$12,045
Oct 24	$11,730	$11,883
Nov 24	$11,910	$12,066
Dec 24	$11,777	$11,931
Jan 25	$11,803	$11,959
Feb 25	$11,915	$12,077
Mar 25	$11,706	$11,870
Apr 25	$11,646	$11,808
May 25	$11,622	$11,789
Jun 25	$11,697	$11,870
Jul 25	$11,668	$11,844
Aug 25	$11,761	$11,941
Sep 25	$12,025	$12,212
Oct 25	$12,156	$12,343
Nov 25	$12,187	$12,373
Dec 25	$12,211	$12,397
Jan 26	$12,304	$12,490
Feb 26	$12,452	$12,641

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.51%	1.41%	2.22%
ICE AMT-Free US National Municipal Index (Spliced)...
	4.67	1.46	2.37

Key Fund statistics

Table Summary
Net Assets...
$43,248,059,674
Number of Portfolio Holdings...
6,269
Net Investment Advisory Fees...
$19,972,927
Portfolio Turnover Rate...
11%

The performance of the ICE AMT-Free US National Municipal Index (Spliced) in this report reflects the performance of the S&P National AMT-Free Municipal Bond Index through September 14, 2021 and, beginning on September 15, 2021, the performance of the ICE AMT-Free US National Municipal Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
22.1%
AA+...
20.2
AA...
16.7
AA-...
15.0
A+...
5.8
A...
5.9
A-...
2.6
BBB+...
0.3
BBB...
0.4
Not Rated...
11.0
Table Summary
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
21.1%
California ...
17.5
Texas ...
11.9
Illinois ...
4.7
New Jersey ...
4.2
Massachusetts ...
3.9
Pennsylvania ...
3.4
Washington ...
3.1
Florida ...
2.6
Georgia ...
2.2

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares National Muni Bond ETF

Annual Shareholder Report — February 28, 2026

MUB-02/26-AR

iShares New York Muni Bond ETF

NYF | NYSE Arca

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares New York Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares New York Muni Bond ETF	$15	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 4.45%.

  For the same period, the ICE BofA US Municipal Securities Index returned 4.77%, the ICE AMT-Free New York Plus Municipal Index (Spliced) returned 4.49% and the ICE AMT-Free US National Municipal index returned 4.71%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The beginning of the reporting period was characterized by volatility for municipal bonds as uncertainty grew around potential modifications of their tax-exempt status and spurred a surge in issuance. Ultimately, these concerns were alleviated when the tax-exempt status of municipals was preserved under the One Big Beautiful Bill Act (OBBBA). For the reporting period, municipal bonds delivered solid performance, benefiting from stable credit fundamentals, limited supply, and appealing tax-equivalent yields.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2016 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE BofA US Municipal Securities Index	ICE AMT-Free New York Plus Municipal Index (Spliced)
Mar 16	$10,034	$10,044	$10,038
Apr 16	$10,108	$10,121	$10,116
May 16	$10,129	$10,153	$10,138
Jun 16	$10,282	$10,318	$10,298
Jul 16	$10,267	$10,312	$10,290
Aug 16	$10,286	$10,336	$10,308
Sep 16	$10,237	$10,286	$10,261
Oct 16	$10,139	$10,190	$10,163
Nov 16	$9,794	$9,818	$9,811
Dec 16	$9,901	$9,926	$9,921
Jan 17	$9,943	$9,976	$9,968
Feb 17	$9,999	$10,041	$10,021
Mar 17	$10,016	$10,064	$10,046
Apr 17	$10,084	$10,136	$10,119
May 17	$10,227	$10,286	$10,263
Jun 17	$10,200	$10,263	$10,236
Jul 17	$10,266	$10,338	$10,309
Aug 17	$10,332	$10,425	$10,378
Sep 17	$10,292	$10,385	$10,336
Oct 17	$10,302	$10,404	$10,345
Nov 17	$10,232	$10,360	$10,277
Dec 17	$10,334	$10,463	$10,381
Jan 18	$10,228	$10,353	$10,274
Feb 18	$10,177	$10,309	$10,222
Mar 18	$10,198	$10,343	$10,248
Apr 18	$10,156	$10,303	$10,205
May 18	$10,266	$10,424	$10,315
Jun 18	$10,274	$10,436	$10,324
Jul 18	$10,292	$10,460	$10,346
Aug 18	$10,301	$10,476	$10,356
Sep 18	$10,230	$10,410	$10,287
Oct 18	$10,164	$10,335	$10,222
Nov 18	$10,270	$10,449	$10,330
Dec 18	$10,392	$10,572	$10,449
Jan 19	$10,467	$10,651	$10,533
Feb 19	$10,522	$10,712	$10,588
Mar 19	$10,677	$10,884	$10,745
Apr 19	$10,721	$10,929	$10,786
May 19	$10,867	$11,090	$10,939
Jun 19	$10,898	$11,138	$10,973
Jul 19	$10,982	$11,226	$11,059
Aug 19	$11,135	$11,403	$11,213
Sep 19	$11,044	$11,318	$11,120
Oct 19	$11,048	$11,332	$11,128
Nov 19	$11,064	$11,353	$11,146
Dec 19	$11,093	$11,390	$11,180
Jan 20	$11,274	$11,594	$11,365
Feb 20	$11,398	$11,754	$11,496
Mar 20	$11,059	$11,312	$11,129
Apr 20	$10,869	$11,140	$10,911
May 20	$11,194	$11,502	$11,253
Jun 20	$11,276	$11,614	$11,350
Jul 20	$11,410	$11,799	$11,488
Aug 20	$11,351	$11,760	$11,432
Sep 20	$11,329	$11,752	$11,404
Oct 20	$11,300	$11,729	$11,379
Nov 20	$11,471	$11,908	$11,561
Dec 20	$11,557	$11,989	$11,655
Jan 21	$11,614	$12,068	$11,722
Feb 21	$11,437	$11,874	$11,548
Mar 21	$11,499	$11,946	$11,614
Apr 21	$11,603	$12,060	$11,721
May 21	$11,648	$12,112	$11,776
Jun 21	$11,687	$12,152	$11,815
Jul 21	$11,757	$12,243	$11,894
Aug 21	$11,714	$12,198	$11,850
Sep 21	$11,626	$12,106	$11,763
Oct 21	$11,614	$12,092	$11,754
Nov 21	$11,704	$12,191	$11,849
Dec 21	$11,717	$12,208	$11,865
Jan 22	$11,412	$11,880	$11,558
Feb 22	$11,372	$11,813	$11,514
Mar 22	$11,045	$11,453	$11,181
Apr 22	$10,762	$11,114	$10,890
May 22	$10,933	$11,292	$11,069
Jun 22	$10,736	$11,075	$10,866
Jul 22	$11,002	$11,378	$11,137
Aug 22	$10,734	$11,088	$10,863
Sep 22	$10,400	$10,675	$10,517
Oct 22	$10,317	$10,580	$10,440
Nov 22	$10,798	$11,116	$10,933
Dec 22	$10,790	$11,104	$10,932
Jan 23	$11,090	$11,445	$11,240
Feb 23	$10,846	$11,167	$10,993
Mar 23	$11,084	$11,418	$11,235
Apr 23	$11,072	$11,404	$11,224
May 23	$11,003	$11,316	$11,151
Jun 23	$11,094	$11,419	$11,245
Jul 23	$11,115	$11,448	$11,269
Aug 23	$10,980	$11,309	$11,129
Sep 23	$10,677	$10,988	$10,820
Oct 23	$10,564	$10,850	$10,706
Nov 23	$11,210	$11,544	$11,358
Dec 23	$11,461	$11,825	$11,613
Jan 24	$11,444	$11,799	$11,592
Feb 24	$11,428	$11,800	$11,581
Mar 24	$11,402	$11,788	$11,556
Apr 24	$11,295	$11,656	$11,439
May 24	$11,255	$11,631	$11,405
Jun 24	$11,420	$11,818	$11,576
Jul 24	$11,505	$11,919	$11,670
Aug 24	$11,589	$12,013	$11,761
Sep 24	$11,689	$12,140	$11,864
Oct 24	$11,526	$11,971	$11,703
Nov 24	$11,715	$12,166	$11,889
Dec 24	$11,576	$12,012	$11,749
Jan 25	$11,601	$12,040	$11,780
Feb 25	$11,705	$12,164	$11,892
Mar 25	$11,494	$11,952	$11,676
Apr 25	$11,442	$11,879	$11,618
May 25	$11,402	$11,847	$11,584
Jun 25	$11,488	$11,937	$11,668
Jul 25	$11,458	$11,903	$11,641
Aug 25	$11,537	$12,008	$11,726
Sep 25	$11,814	$12,305	$12,006
Oct 25	$11,934	$12,438	$12,127
Nov 25	$11,951	$12,469	$12,149
Dec 25	$11,979	$12,483	$12,174
Jan 26	$12,065	$12,574	$12,261
Feb 26	$12,226	$12,744	$12,426

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.45%	1.34%	2.03%
ICE BofA US Municipal Securities Index...
	4.77	1.42	2.45
ICE AMT-Free New York Plus Municipal Index (Spliced)...
	4.49	1.48	2.20
ICE AMT-Free US National Municipal Index...
	4.71	-	-

Key Fund statistics

Table Summary
Net Assets...
$1,232,321,385
Number of Portfolio Holdings...
838
Net Investment Advisory Fees...
$1,440,982
Portfolio Turnover Rate...
9%

The Fund began comparing its performance to the ICE BofA US Municipal Securities Index on February 28, 2026, as it represents the US national municipal securities market, and will no longer compare its performance to the ICE AMT-Free US National Municipal Index effective approximately one year from February 28, 2026.

The ICE AMT-Free New York Plus Municipal Index (Spliced) reflects the performance of the S&P New York AMT-Free Municipal Bond Index through September 14, 2021 and the ICE AMT-Free New York Plus Municipal Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

The inception date of the ICE AMT-Free US National Municipal Index was June 10, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Credit quality allocation

Ten largest holdings

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
22.6%
AA+...
20.5
AA...
21.8
AA-...
11.8
A+...
2.0
A...
9.4
A-...
0.0Footnote Reference(b)
BBB...
0.1
Not Rated...
11.8
Table Summary
Security	Percent of TotaI InvestmentsFootnote Reference(a)
Battery Park City Authority, Series 2019D-1, RB, VRDN, 1.93%, 03/03/26...
0.9%
New York State Dormitory Authority, Series 2019A, RB, 4.00%, 07/01/45...
0.8
Metropolitan Transportation Authority, Series 2025B, RB, 5.00%, 11/15/29...
0.7
New York State Dormitory Authority, Series 2025A, RB, 5.00%, 03/15/39...
0.6
Metropolitan Transportation Authority, Series 2015E-3, RB, VRDN, 2.00%, 03/03/26...
0.5
New York State Dormitory Authority, Series 2024B, RB, 5.00%, 03/15/46...
0.5
Utility Debt Securitization Authority, Series 2023TE-1, RB, 5.00%, 12/15/41...
0.5
Triborough Bridge & Tunnel Authority, Series 2024B-1, RB, 5.25%, 05/15/54...
0.5
New York City Municipal Water Finance Authority, Series 2025AA, RB, 4.00%, 06/15/54...
0.5
Empire State Development Corp., Series 2017A, RB, 5.00%, 03/15/29...
0.5

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Material fund changes

This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after February 28, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective August 1, 2025, for its investment advisory services to the Fund, BlackRock Fund Advisors ("BFA") is entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund, which resulted in a decrease to the net expense ratio from the prior fiscal year. Prior to August 1, 2025, BFA was entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares New York Muni Bond ETF

Annual Shareholder Report — February 28, 2026

NYF-02/26-AR

iShares Long-Term National Muni Bond ETF

LMUB | NYSE Arca

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares Long-Term National Muni Bond ETF (the “Fund”) for the period of March 17, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Long-Term National Muni Bond ETF	$9Footnote Reference(a)	0.09%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 6.40%.

  For the same period, the ICE AMT-Free US National Municipal Index returned 5.99% and the ICE Long AMT-Free US National Municipal Index returned 6.27%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The beginning of the reporting period was characterized by volatility for municipal bonds as uncertainty grew around potential modifications of their tax-exempt status and spurred a surge in issuance. Ultimately, these concerns were alleviated when the tax-exempt status of municipals was preserved under the One Big Beautiful Bill Act (OBBBA). For the reporting period, municipal bonds delivered solid performance, benefiting from stable credit fundamentals, limited supply, and appealing tax-equivalent yields.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 17, 2025 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE AMT-Free US National Municipal Index	ICE Long AMT-Free US National Municipal Index
Feb 25	$10,000	$10,000	$10,000
Mar 25	$9,946	$9,949	$9,916
Apr 25	$9,865	$9,897	$9,834
May 25	$9,752	$9,882	$9,728
Jun 25	$9,802	$9,949	$9,783
Jul 25	$9,691	$9,928	$9,685
Aug 25	$9,784	$10,010	$9,776
Sep 25	$10,169	$10,236	$10,159
Oct 25	$10,358	$10,346	$10,344
Nov 25	$10,380	$10,374	$10,371
Dec 25	$10,383	$10,391	$10,372
Jan 26	$10,451	$10,470	$10,439
Feb 26	$10,640	$10,600	$10,626

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

Key Fund statistics

Table Summary
Net Assets...
$29,534,458
Number of Portfolio Holdings...
241
Net Investment Advisory Fees...
$21,632
Portfolio Turnover Rate...
11%

The inception date of the Fund was March 17, 2025.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
15.4%
AA+...
21.1
AA...
19.1
AA-...
16.9
A+...
5.1
A...
7.6
A-...
2.0
BBB+...
0.7
BBB...
0.5
Not Rated...
11.6
Table Summary
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
22.7%
Texas ...
17.2
California ...
15.9
Florida ...
4.9
Washington ...
4.3
Massachusetts ...
4.0
Illinois ...
3.6
New Jersey ...
3.1
Colorado ...
2.8
Pennsylvania ...
2.8
...

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Long-Term National Muni Bond ETF

Annual Shareholder Report — February 28, 2026

LMUB-02/26-AR

iShares Short-Term National Muni Bond ETF

SUB | NYSE Arca

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares Short-Term National Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term National Muni Bond ETF	$7	0.07%

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 3.69%.

  For the same period, ICE BofA US Municipal Securities Index returned 4.77%, the ICE Short Maturity AMT-Free US National Municipal Index (Spliced) returned 3.78% and the ICE AMT-Free US National Municipal Index returned 4.71%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The beginning of the reporting period was characterized by volatility for municipal bonds as uncertainty grew around potential modifications of their tax-exempt status and spurred a surge in issuance. Ultimately, these concerns were alleviated when the tax-exempt status of municipals was preserved under the One Big Beautiful Bill Act (OBBBA). For the reporting period, municipal bonds delivered solid performance, benefiting from stable credit fundamentals, limited supply, and appealing tax-equivalent yields.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2016 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE BofA US Municipal Securities Index	ICE Short Maturity AMT-Free US National Municipal Index (Spliced)
Mar 16	$9,976	$10,044	$9,978
Apr 16	$9,994	$10,121	$10,000
May 16	$9,981	$10,153	$9,989
Jun 16	$10,023	$10,318	$10,033
Jul 16	$10,041	$10,312	$10,056
Aug 16	$10,037	$10,336	$10,054
Sep 16	$10,004	$10,286	$10,023
Oct 16	$9,995	$10,190	$10,017
Nov 16	$9,902	$9,818	$9,917
Dec 16	$9,924	$9,926	$9,942
Jan 17	$9,970	$9,976	$9,995
Feb 17	$10,014	$10,041	$10,040
Mar 17	$10,005	$10,064	$10,038
Apr 17	$10,029	$10,136	$10,067
May 17	$10,063	$10,286	$10,106
Jun 17	$10,042	$10,263	$10,086
Jul 17	$10,076	$10,338	$10,123
Aug 17	$10,104	$10,425	$10,156
Sep 17	$10,076	$10,385	$10,134
Oct 17	$10,066	$10,404	$10,126
Nov 17	$10,000	$10,360	$10,062
Dec 17	$10,012	$10,463	$10,079
Jan 18	$10,028	$10,353	$10,097
Feb 18	$10,029	$10,309	$10,097
Mar 18	$10,020	$10,343	$10,094
Apr 18	$10,001	$10,303	$10,075
May 18	$10,045	$10,424	$10,124
Jun 18	$10,075	$10,436	$10,155
Jul 18	$10,102	$10,460	$10,184
Aug 18	$10,103	$10,476	$10,186
Sep 18	$10,072	$10,410	$10,159
Oct 18	$10,070	$10,335	$10,155
Nov 18	$10,118	$10,449	$10,202
Dec 18	$10,169	$10,572	$10,256
Jan 19	$10,217	$10,651	$10,305
Feb 19	$10,246	$10,712	$10,331
Mar 19	$10,281	$10,884	$10,375
Apr 19	$10,285	$10,929	$10,378
May 19	$10,344	$11,090	$10,439
Jun 19	$10,378	$11,138	$10,476
Jul 19	$10,431	$11,226	$10,530
Aug 19	$10,448	$11,403	$10,550
Sep 19	$10,414	$11,318	$10,515
Oct 19	$10,445	$11,332	$10,549
Nov 19	$10,461	$11,353	$10,565
Dec 19	$10,483	$11,390	$10,588
Jan 20	$10,543	$11,594	$10,650
Feb 20	$10,572	$11,754	$10,680
Mar 20	$10,455	$11,312	$10,557
Apr 20	$10,458	$11,140	$10,562
May 20	$10,628	$11,502	$10,724
Jun 20	$10,649	$11,614	$10,747
Jul 20	$10,697	$11,799	$10,802
Aug 20	$10,691	$11,760	$10,799
Sep 20	$10,695	$11,752	$10,803
Oct 20	$10,681	$11,729	$10,793
Nov 20	$10,705	$11,908	$10,818
Dec 20	$10,721	$11,989	$10,839
Jan 21	$10,741	$12,068	$10,865
Feb 21	$10,698	$11,874	$10,826
Mar 21	$10,718	$11,946	$10,848
Apr 21	$10,740	$12,060	$10,869
May 21	$10,739	$12,112	$10,875
Jun 21	$10,742	$12,152	$10,874
Jul 21	$10,770	$12,243	$10,902
Aug 21	$10,765	$12,198	$10,897
Sep 21	$10,742	$12,106	$10,874
Oct 21	$10,732	$12,092	$10,866
Nov 21	$10,741	$12,191	$10,875
Dec 21	$10,742	$12,208	$10,876
Jan 22	$10,610	$11,880	$10,743
Feb 22	$10,588	$11,813	$10,721
Mar 22	$10,468	$11,453	$10,598
Apr 22	$10,393	$11,114	$10,518
May 22	$10,494	$11,292	$10,617
Jun 22	$10,487	$11,075	$10,610
Jul 22	$10,580	$11,378	$10,706
Aug 22	$10,460	$11,088	$10,587
Sep 22	$10,326	$10,675	$10,447
Oct 22	$10,335	$10,580	$10,457
Nov 22	$10,496	$11,116	$10,621
Dec 22	$10,511	$11,104	$10,636
Jan 23	$10,622	$11,445	$10,753
Feb 23	$10,493	$11,167	$10,625
Mar 23	$10,631	$11,418	$10,765
Apr 23	$10,582	$11,404	$10,721
May 23	$10,544	$11,316	$10,684
Jun 23	$10,595	$11,419	$10,736
Jul 23	$10,610	$11,448	$10,754
Aug 23	$10,606	$11,309	$10,747
Sep 23	$10,530	$10,988	$10,668
Oct 23	$10,547	$10,850	$10,683
Nov 23	$10,752	$11,544	$10,897
Dec 23	$10,838	$11,825	$10,986
Jan 24	$10,829	$11,799	$10,979
Feb 24	$10,839	$11,800	$10,991
Mar 24	$10,822	$11,788	$10,976
Apr 24	$10,799	$11,656	$10,953
May 24	$10,794	$11,631	$10,947
Jun 24	$10,864	$11,818	$11,022
Jul 24	$10,945	$11,919	$11,106
Aug 24	$11,036	$12,013	$11,200
Sep 24	$11,082	$12,140	$11,249
Oct 24	$11,030	$11,971	$11,197
Nov 24	$11,081	$12,166	$11,249
Dec 24	$11,058	$12,012	$11,227
Jan 25	$11,115	$12,040	$11,283
Feb 25	$11,167	$12,164	$11,336
Mar 25	$11,154	$11,952	$11,325
Apr 25	$11,141	$11,879	$11,310
May 25	$11,204	$11,847	$11,373
Jun 25	$11,272	$11,937	$11,442
Jul 25	$11,335	$11,903	$11,508
Aug 25	$11,388	$12,008	$11,565
Sep 25	$11,406	$12,305	$11,585
Oct 25	$11,398	$12,438	$11,578
Nov 25	$11,424	$12,469	$11,605
Dec 25	$11,466	$12,483	$11,647
Jan 26	$11,534	$12,574	$11,718
Feb 26	$11,579	$12,744	$11,765

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	3.69%	1.59%	1.48%
ICE BofA US Municipal Securities Index...
	4.77	1.42	2.45
ICE Short Maturity AMT-Free US National Municipal Index (Spliced)...
	3.78	1.68	1.64
ICE AMT-Free US National Municipal Index...
	4.71	-	-

Key Fund statistics

Table Summary
Net Assets...
$10,878,333,037
Number of Portfolio Holdings...
2,786
Net Investment Advisory Fees...
$6,938,280
Portfolio Turnover Rate...
29%

The Fund began comparing its performance to the ICE BofA US Municipal Securities Index on February 28, 2026, as it represents the US national municipal securities market, and will no longer compare its performance to the ICE AMT-Free US National Municipal Index effective approximately one year from February 28, 2026.

The ICE Short Maturity AMT-Free US National Municipal Index (Spliced) reflects the performance of the S&P Short Term National AMT-Free Municipal Bond Index through September 14, 2021 and the ICE Short Maturity AMT-Free US National Municipal Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

The inception date of the ICE AMT-Free US National Municipal Index was June 10, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
28.0%
AA+...
18.5
AA...
16.3
AA-...
12.2
A+...
6.8
A...
5.1
A-...
2.4
BBB+...
0.0Footnote Reference(b)
BBB...
0.1
Not Rated...
10.6
Table Summary
State	Percent of TotaI InvestmentsFootnote Reference(a)
Texas ...
13.0%
New York ...
12.7
California ...
12.4
Illinois ...
4.3
Washington ...
4.2
New Jersey ...
4.0
Maryland ...
3.6
Pennsylvania ...
3.2
Virginia ...
3.2
Florida ...
3.0

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Short-Term National Muni Bond ETF

Annual Shareholder Report — February 28, 2026

SUB-02/26-AR

iShares Agency Bond ETF

AGZ | NYSE Arca

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares Agency Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Agency Bond ETF	$21	0.20%

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 5.32%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg U.S. Agency Bond Index returned 5.49%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year benchmark U.S. Treasury ended lower as investors negotiated the administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher. (Bond yields move inversely to prices.)

What detracted from performance?

There were no meaningful detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 1, 2016 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	Bloomberg U.S. Universal Index	Bloomberg U.S. Agency Bond Index
Mar 16	$10,024	$10,123	$10,020
Apr 16	$10,025	$10,192	$10,020
May 16	$10,026	$10,199	$10,023
Jun 16	$10,146	$10,379	$10,142
Jul 16	$10,162	$10,465	$10,164
Aug 16	$10,144	$10,476	$10,147
Sep 16	$10,152	$10,478	$10,156
Oct 16	$10,106	$10,409	$10,110
Nov 16	$9,966	$10,175	$9,970
Dec 16	$9,953	$10,205	$9,957
Jan 17	$9,977	$10,241	$9,990
Feb 17	$10,014	$10,320	$10,024
Mar 17	$10,019	$10,317	$10,032
Apr 17	$10,066	$10,402	$10,083
May 17	$10,106	$10,483	$10,127
Jun 17	$10,102	$10,474	$10,122
Jul 17	$10,125	$10,526	$10,148
Aug 17	$10,187	$10,617	$10,212
Sep 17	$10,138	$10,579	$10,163
Oct 17	$10,141	$10,592	$10,164
Nov 17	$10,124	$10,576	$10,149
Dec 17	$10,136	$10,623	$10,162
Jan 18	$10,061	$10,520	$10,087
Feb 18	$10,024	$10,421	$10,051
Mar 18	$10,084	$10,473	$10,108
Apr 18	$10,027	$10,403	$10,048
May 18	$10,090	$10,460	$10,112
Jun 18	$10,086	$10,445	$10,108
Jul 18	$10,066	$10,467	$10,090
Aug 18	$10,128	$10,518	$10,150
Sep 18	$10,079	$10,473	$10,107
Oct 18	$10,065	$10,386	$10,091
Nov 18	$10,124	$10,432	$10,154
Dec 18	$10,271	$10,595	$10,298
Jan 19	$10,306	$10,742	$10,338
Feb 19	$10,311	$10,753	$10,340
Mar 19	$10,455	$10,947	$10,485
Apr 19	$10,456	$10,963	$10,490
May 19	$10,622	$11,131	$10,653
Jun 19	$10,686	$11,288	$10,728
Jul 19	$10,689	$11,322	$10,729
Aug 19	$10,917	$11,578	$10,965
Sep 19	$10,868	$11,528	$10,914
Oct 19	$10,889	$11,565	$10,935
Nov 19	$10,879	$11,563	$10,927
Dec 19	$10,851	$11,580	$10,904
Jan 20	$11,020	$11,788	$11,072
Feb 20	$11,194	$11,964	$11,245
Mar 20	$11,333	$11,731	$11,356
Apr 20	$11,399	$11,966	$11,414
May 20	$11,423	$12,077	$11,434
Jun 20	$11,450	$12,178	$11,456
Jul 20	$11,511	$12,392	$11,506
Aug 20	$11,475	$12,321	$11,475
Sep 20	$11,492	$12,298	$11,498
Oct 20	$11,447	$12,254	$11,463
Nov 20	$11,484	$12,414	$11,489
Dec 20	$11,482	$12,457	$11,502
Jan 21	$11,472	$12,379	$11,483
Feb 21	$11,393	$12,219	$11,397
Mar 21	$11,316	$12,077	$11,319
Apr 21	$11,360	$12,178	$11,366
May 21	$11,392	$12,225	$11,397
Jun 21	$11,411	$12,314	$11,411
Jul 21	$11,488	$12,438	$11,490
Aug 21	$11,487	$12,429	$11,479
Sep 21	$11,422	$12,323	$11,417
Oct 21	$11,381	$12,313	$11,369
Nov 21	$11,402	$12,328	$11,386
Dec 21	$11,366	$12,320	$11,351
Jan 22	$11,232	$12,050	$11,211
Feb 22	$11,163	$11,885	$11,136
Mar 22	$10,906	$11,567	$10,874
Apr 22	$10,737	$11,135	$10,696
May 22	$10,783	$11,196	$10,748
Jun 22	$10,708	$10,973	$10,672
Jul 22	$10,825	$11,249	$10,787
Aug 22	$10,653	$10,956	$10,607
Sep 22	$10,424	$10,484	$10,385
Oct 22	$10,345	$10,369	$10,306
Nov 22	$10,503	$10,756	$10,462
Dec 22	$10,477	$10,719	$10,457
Jan 23	$10,652	$11,052	$10,615
Feb 23	$10,505	$10,780	$10,475
Mar 23	$10,704	$11,033	$10,676
Apr 23	$10,753	$11,100	$10,720
May 23	$10,711	$10,985	$10,680
Jun 23	$10,662	$10,968	$10,629
Jul 23	$10,676	$10,979	$10,647
Aug 23	$10,702	$10,913	$10,670
Sep 23	$10,634	$10,653	$10,603
Oct 23	$10,612	$10,493	$10,585
Nov 23	$10,817	$10,965	$10,789
Dec 23	$11,020	$11,381	$10,994
Jan 24	$11,050	$11,354	$11,025
Feb 24	$10,979	$11,217	$10,952
Mar 24	$11,023	$11,328	$11,002
Apr 24	$10,916	$11,063	$10,894
May 24	$11,020	$11,246	$11,001
Jun 24	$11,103	$11,349	$11,086
Jul 24	$11,269	$11,607	$11,250
Aug 24	$11,377	$11,778	$11,355
Sep 24	$11,484	$11,939	$11,463
Oct 24	$11,345	$11,668	$11,329
Nov 24	$11,422	$11,791	$11,398
Dec 24	$11,354	$11,613	$11,341
Jan 25	$11,413	$11,683	$11,403
Feb 25	$11,561	$11,924	$11,548
Mar 25	$11,591	$11,922	$11,580
Apr 25	$11,678	$11,964	$11,663
May 25	$11,640	$11,903	$11,627
Jun 25	$11,742	$12,088	$11,731
Jul 25	$11,725	$12,071	$11,719
Aug 25	$11,842	$12,216	$11,837
Sep 25	$11,898	$12,346	$11,895
Oct 25	$11,957	$12,427	$11,954
Nov 25	$12,026	$12,502	$12,027
Dec 25	$12,029	$12,493	$12,034
Jan 26	$12,045	$12,512	$12,049
Feb 26	$12,176	$12,703	$12,182

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.32%	1.34%	1.99%
Bloomberg U.S. Universal Index...
	6.53	0.78	2.42
Bloomberg U.S. Agency Bond Index...
	5.49	1.34	1.99

Key Fund statistics

Table Summary
Net Assets...
$577,385,881
Number of Portfolio Holdings...
111
Net Investment Advisory Fees...
$1,204,767
Portfolio Turnover Rate...
45%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Portfolio composition

Maturity allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
97.8%
Corporate Bonds...
1.7
Foreign Government Obligations...
0.5
Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
3.9%
1-5 Years...
73.9
5-10 Years...
11.5
10-15 Years...
7.5
15-20 Years...
0.0Footnote Reference(b)
More than 20 Years...
3.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Agency Bond ETF

Annual Shareholder Report — February 28, 2026

AGZ-02/26-AR

iShares BBB Rated Corporate Bond ETF

LQDB | NYSE Arca

Annual Shareholder Report — February 28, 2026

This annual shareholder report contains important information about iShares BBB Rated Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB Rated Corporate Bond ETF	$15	0.15%

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 6.48%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the iBoxx USD Liquid Investment Grade BBB 0+ Index returned 6.55%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year benchmark U.S. Treasury ended lower as investors negotiated the administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher. (Bond yields move inversely to prices.)

What detracted from performance?

There were no meaningful detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 18, 2021 through February 28, 2026

Initial Investment of $10,000

Table Summary
	Fund	Bloomberg U.S. Universal Index	iBoxx USD Liquid Investment Grade BBB 0+ Index
May 21	$10,090	$10,048	$10,084
Jun 21	$10,267	$10,121	$10,261
Jul 21	$10,404	$10,223	$10,398
Aug 21	$10,371	$10,216	$10,366
Sep 21	$10,264	$10,129	$10,260
Oct 21	$10,295	$10,121	$10,290
Nov 21	$10,278	$10,133	$10,274
Dec 21	$10,284	$10,126	$10,275
Jan 22	$9,938	$9,904	$9,933
Feb 22	$9,734	$9,769	$9,727
Mar 22	$9,503	$9,507	$9,496
Apr 22	$8,971	$9,152	$8,968
May 22	$9,059	$9,203	$9,047
Jun 22	$8,777	$9,019	$8,772
Jul 22	$9,083	$9,246	$9,075
Aug 22	$8,811	$9,005	$8,812
Sep 22	$8,378	$8,617	$8,376
Oct 22	$8,319	$8,523	$8,320
Nov 22	$8,733	$8,841	$8,740
Dec 22	$8,684	$8,811	$8,698
Jan 23	$9,052	$9,084	$9,068
Feb 23	$8,747	$8,861	$8,764
Mar 23	$9,011	$9,068	$9,031
Apr 23	$9,071	$9,124	$9,090
May 23	$8,941	$9,029	$8,964
Jun 23	$8,998	$9,015	$9,021
Jul 23	$9,036	$9,024	$9,063
Aug 23	$8,969	$8,970	$8,999
Sep 23	$8,755	$8,756	$8,785
Oct 23	$8,604	$8,624	$8,634
Nov 23	$9,112	$9,012	$9,143
Dec 23	$9,482	$9,354	$9,513
Jan 24	$9,486	$9,332	$9,523
Feb 24	$9,343	$9,220	$9,379
Mar 24	$9,463	$9,311	$9,503
Apr 24	$9,243	$9,093	$9,286
May 24	$9,416	$9,244	$9,460
Jun 24	$9,467	$9,328	$9,512
Jul 24	$9,686	$9,540	$9,733
Aug 24	$9,823	$9,680	$9,869
Sep 24	$9,987	$9,813	$10,035
Oct 24	$9,776	$9,590	$9,829
Nov 24	$9,919	$9,691	$9,974
Dec 24	$9,742	$9,545	$9,800
Jan 25	$9,791	$9,603	$9,849
Feb 25	$9,972	$9,801	$10,027
Mar 25	$9,945	$9,799	$10,005
Apr 25	$9,921	$9,833	$9,979
May 25	$9,953	$9,784	$10,015
Jun 25	$10,137	$9,936	$10,198
Jul 25	$10,149	$9,922	$10,207
Aug 25	$10,242	$10,041	$10,303
Sep 25	$10,399	$10,147	$10,459
Oct 25	$10,424	$10,214	$10,486
Nov 25	$10,490	$10,276	$10,551
Dec 25	$10,467	$10,269	$10,531
Jan 26	$10,507	$10,284	$10,573
Feb 26	$10,618	$10,441	$10,684

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.48%	1.26%
Bloomberg U.S. Universal Index...
	6.53	0.91
iBoxx USD Liquid Investment Grade BBB 0+ Index...
	6.55	1.39

Key Fund statistics

Table Summary
Net Assets...
$52,806,533
Number of Portfolio Holdings...
1,154
Net Investment Advisory Fees...
$67,458
Portfolio Turnover Rate...
22%

The inception date of the Fund was May 18, 2021.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of February 28, 2026)

Credit quality allocation

Maturity allocation

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
A-...
3.7%
BBB+...
31.3
BBB...
47.1
BBB-...
15.9
BB+...
1.5
Not Rated...
0.5
Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
5.3%
1-5 Years...
35.2
5-10 Years...
29.0
10-15 Years...
5.3
15-20 Years...
4.9
More than 20 Years...
20.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited or Markit Indices Limited and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares BBB Rated Corporate Bond ETF

Annual Shareholder Report — February 28, 2026

LQDB-02/26-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the fifteen series of the registrant for which the fiscal year-end is February 28, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $203,750 for the fiscal year ended February 28, 2025 and $202,400 for the fiscal year ended February 28, 2026.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2025 and February 28, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $145,500 for the fiscal year ended February 28, 2025 and $145,500 for the fiscal year ended February 28, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended February 28, 2025 and February 28, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $145,500 for the fiscal year ended February 28, 2025 and $145,500 for the fiscal year ended February 28, 2026.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
John E. Martinez

(b)Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
FEBRUARY 28, 2026
2026 Annual Financial
Statements and Additional
Information
iShares Trust
iShares 0-3 Month Treasury Bond ETF | SGOV | NYSE
iShares 0-1 Year Treasury Bond ETF| SHV | NYSE
iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ
iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ
iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ
iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ
iShares 25+ Year Treasury STRIPS Bond ETF | GOVZ | Cboe BZX Exchange

Page
2

Schedule of Investments
February 28, 2026
iShares
®
0-3 Month Treasury Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64%
(a) (b) (c)
................. 616,487,154 $ 616,487,154
Total Money Market Funds — 0 .8%
(Cost: $ 616,487,154 ) .............................. 616,487,154
Par (000)
Pa r (000)
U.S. Treasury Obligations — 108.3%
U.S. Treasury Bills
(d)
3.60% , 03/03/26
(e)
.................. USD 6,452,381 6,451,734,036
3.77% , 03/05/26
(e)
.................. 56,639 56,621,372
3.60% , 03/10/26 ................... 8,116,378 8,109,836,268
3.70% , 03/12/26 ................... 7,349,963 7,342,549,854
3.66% , 03/17/26 ................... 4,825,929 4,818,639,283
3.64% , 03/19/26 ................... 3,918,386 3,911,668,248
3.68% , 03/24/26 ................... 3,999,873 3,991,030,720
3.63% , 03/26/26 ................... 54,710 54,577,647
3.69% , 03/31/26
(e)
.................. 4,050,586 4,038,732,857
3.64% , 04/02/26 ................... 376,673 375,497,204
3.69% , 04/07/26 ................... 6,825,677 6,800,907,926
3.61% , 04/09/26 ................... 4,751,569 4,733,400,587
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.69% , 04/14/26 ................... USD 4,977,949 $ 4,956,365,459
3.64% , 04/16/26
(e)
.................. 2,989,323 2,975,789,039
3.69% , 04/21/26 ................... 107,222 106,683,309
3.66% , 04/23/26 ................... 1,273,547 1,266,905,967
0.00% , 04/28/26 ................... 6,491,000 6,453,718,682
3.65% , 04/30/26 ................... 2,619,678 2,604,081,879
3.67% , 05/07/26 ................... 3,283,807 3,262,133,973
3.67% , 05/14/26 ................... 3,001,234 2,979,385,460
3.67% , 05/21/26 ................... 2,666,278 2,645,035,657
3.66% , 05/28/26 ................... 2,544,303 2,522,271,122
Total U.S. Treasury Obligations — 108 .3%
(Cost: $ 80,451,623,566 ) ............................ 80,457,566,549
Total Short-Term Securities — 109.1%
(Cost: $ 81,068,110,720 ) ............................ 81,074,053,703
Total Investments — 109 .1%
(Cost: $ 81,068,110,720 ) ............................ 81,074,053,703
Liabilities in Excess of Other Assets — (9.1) % ............. (6,754,771,017)
Net Assets — 100.0% ...............................
$ 74,319,282,686
(a)
Affiliate of the Fund.
(b)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(c)
Annualized 7-day yield as of period end.
(d)
Rates are discount rates or a range of discount rates as of period end.
(e)
All or a portion of this security is on loan.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 946,190,358 $ — $ (329,703,204)
(a)
$ — $ — $ 616,487,154 616,487,154 $ 34,908,332
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Money Market Funds ...................................... $ 616,487,154 $ — $ — $ 616,487,154
U.S. Treasury Obligations ................................... — 80,457,566,549 — 80,457,566,549
$ 616,487,154 $ 80,457,566,549 $ — $ 81,074,053,703

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
February 28, 2026
iShares
®
0-1 Year Treasury Bond ETF
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
2.25% , 03/31/26 ................... USD 142,655 $ 142,485,549
0.75% , 04/30/26 - 08/31/26 ............ 244,702 242,833,365
4.88% , 04/30/26
(a)
.................. 183,436 183,772,778
4.88% , 05/31/26 ................... 191,936 192,459,026
0.88% , 06/30/26 ................... 96,905 96,010,134
1.88% , 06/30/26 ................... 145,216 144,364,558
4.63% , 06/30/26 ................... 484,594 486,089,529
0.63% , 07/31/26 ................... 242,698 239,697,753
4.38% , 07/31/26 ................... 278,852 279,670,827
3.50% , 09/30/26 ................... 349,884 349,573,268
4.13% , 10/31/26 ................... 99,967 100,278,616
1.50% , 01/31/27 ................... 246,641 242,122,264
Total Long-Term Investments — 13 .5%
(Cost: $ 2,698,244,153 ) ............................ 2,699,357,667
Shares
Shares
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64%
(b) (c) (d)
................. 652,331,204 652,331,204
Total Money Market Funds — 3 .3%
(Cost: $ 652,331,204 ) .............................. 652,331,204
Par (000)
Pa r (000)
U.S. Treasury Obligations — 90.0%
U.S. Treasury Bills
(e)
3.65% , 03/03/26
(a)
.................. 807,736 807,655,073
3.72% , 03/05/26 ................... 330,545 330,443,958
3.85% , 03/10/26 ................... 836,078 835,403,780
3.70% , 03/12/26 ................... 632,152 631,514,105
3.83% , 03/17/26 ................... 814,215 812,985,336
3.79% , 03/19/26 ................... 229,979 229,584,896
3.83% , 03/24/26 ................... 441,011 440,035,662
3.81% , 03/26/26 ................... 578,180 576,780,625
3.71% , 03/31/26 ................... 452,537 451,212,995
3.71% , 04/02/26 ................... 365,098 363,958,435
3.70% , 04/07/26 ................... 900,533 897,265,390
3.80% , 04/09/26 ................... 591,157 588,896,763
3.70% , 04/14/26 ................... 543,660 541,302,783
3.85% , 04/16/26
(a)
.................. 614,756 611,972,493
3.69% , 04/21/26 ................... 704,562 701,019,916
3.77% , 04/23/26 ................... 172,623 171,722,868
0.18% , 04/28/26 ................... 988,586 982,907,917
3.75% , 04/30/26 ................... 49,350 49,056,505
3.63% , 05/05/26
(a)
.................. 49,800 49,483,272
3.80% , 05/07/26 ................... 24,253 24,092,434
3.60% , 05/12/26 ................... 621,163 616,770,309
3.85% , 05/14/26 ................... 662,776 657,951,176
3.65% , 05/19/26 ................... 61,793 61,314,249
3.81% , 05/21/26 ................... 48,502 48,115,979
3.67% , 05/26/26
(a)
.................. 50,983 50,553,740
3.77% , 05/28/26 ................... 49,223 48,797,164
3.68% , 06/02/26 ................... 51,370 50,898,995
3.74% , 06/04/26
(a)
.................. 243,235 240,967,882
3.68% , 06/09/26 ................... 50,652 50,152,599
4.05% , 06/11/26 ................... 233,542 231,206,418
3.68% , 06/16/26 ................... 893,168 883,769,452
3.60% , 06/18/26
(a)
.................. 50,119 49,582,178
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.68% , 06/23/26 ................... USD 83,698 $ 82,756,351
3.59% , 06/25/26 ................... 50,961 50,381,425
0.00% , 06/30/26 ................... 51,000 50,395,544
3.61% , 07/02/26 ................... 49,957 49,352,406
3.68% , 07/09/26 ................... 648,148 639,873,884
3.60% , 07/16/26 ................... 635,155 626,655,661
3.63% , 07/23/26 ................... 50,725 50,012,839
3.63% , 07/30/26 ................... 51,014 50,263,669
3.91% , 08/06/26 ................... 330,929 325,849,266
3.61% , 08/13/26 ................... 167,728 165,040,159
3.61% , 08/20/26 ................... 50,314 49,474,500
3.63% , 08/27/26 ................... 50,222 49,349,077
3.82% , 09/03/26
(a)
.................. 120,200 118,038,223
3.70% , 10/01/26
(a)
.................. 533,859 522,939,883
3.61% , 10/29/26 ................... 496,320 484,900,600
3.62% , 11/27/26 ................... 457,418 445,733,473
3.54% , 12/24/26 ................... 499,615 485,671,555
3.55% , 01/21/27 ................... 197,885 191,893,721
3.50% , 02/18/27 ................... 493,091 476,882,237
Total U.S. Treasury Obligations — 90 .0%
(Cost: $ 17,999,927,014 ) ............................ 18,002,839,820
Total Short-Term Securities — 93.3%
(Cost: $ 18,652,258,218 ) ............................ 18,655,171,024
Total Investments — 106 .8%
(Cost: $ 21,350,502,371 ) ............................ 21,354,528,691
Liabilities in Excess of Other Assets — (6.8) % ............. (1,356,231,899)
Net Assets — 100.0% ...............................
$ 19,998,296,792
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
(e)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(continued)
February 28, 2026
iShares
®
0-1 Year Treasury Bond ETF
Schedule of Investments
5
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 593,511,731 $ 58,819,473
(a)
$ — $ — $ — $ 652,331,204 652,331,204 $ 13,044,987
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 2,699,357,667 $ — $ 2,699,357,667
Short-Term Securities
Money Market Funds ...................................... 652,331,204 — — 652,331,204
U.S. Treasury Obligations ................................... — 18,002,839,820 — 18,002,839,820
$ 652,331,204 $ 20,702,197,487 $ — $ 21,354,528,691

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
February 28, 2026
iShares
®
1-3 Year Treasury Bond ETF
6
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
4.25% , 03/15/27 - 02/28/29 ............ USD 1,427,589 $ 1,449,083,439
0.63% , 03/31/27 - 12/31/27 ............ 655,180 624,716,835
2.50% , 03/31/27
(a)
.................. 200,020 197,910,809
3.88% , 03/31/27 - 07/15/28 ............ 2,257,510 2,274,225,082
4.50% , 04/15/27 ................... 403,197 407,575,267
0.50% , 04/30/27 - 10/31/27 ............ 1,350,939 1,296,756,528
2.75% , 04/30/27 - 02/15/28 ............ 843,037 834,498,239
3.75% , 04/30/27 - 12/31/28 ............ 1,462,737 1,471,630,862
4.50% , 05/15/27
(a)
.................. 455,264 460,616,908
2.63% , 05/31/27 - 02/15/29 ............ 704,680 693,974,262
4.63% , 06/15/27 - 09/30/28 ............ 352,780 362,045,881
3.25% , 06/30/27 ................... 256,176 255,485,327
4.38% , 07/15/27 - 11/30/28 ............ 906,052 923,955,044
0.38% , 07/31/27 - 09/30/27 ............ 591,719 565,583,217
2.25% , 08/15/27 - 11/15/27 ............ 627,154 615,950,720
3.13% , 08/31/27 - 11/15/28 ............ 580,172 576,874,563
3.63% , 08/31/27 - 08/15/28 ............ 971,683 976,153,283
3.38% , 09/15/27 - 09/15/28 ............ 924,203 923,617,923
3.50% , 09/30/27 - 02/15/29 ............ 2,013,679 2,018,237,441
4.13% , 09/30/27 - 07/31/28 ............ 839,622 850,798,138
4.13% , 11/15/27
(a)
.................. 335,602 339,481,994
4.00% , 12/15/27 - 01/31/29 ............ 1,076,749 1,090,744,953
0.75% , 01/31/28 ................... 348,854 331,915,026
1.13% , 02/29/28 - 08/31/28 ............ 676,745 644,028,085
1.25% , 03/31/28 - 09/30/28 ............ 1,968,378 1,876,972,843
2.88% , 05/15/28 - 08/15/28 ............ 670,082 662,485,984
1.00% , 07/31/28 ................... 331,572 313,425,733
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.38% , 10/31/28 - 12/31/28 ............ USD 597,650 $ 566,461,132
4.88% , 10/31/28 ................... 274,315 284,580,175
1.50% , 11/30/28 ................... 300,491 285,712,756
3.50% , 01/15/29
(a)
.................. 243,505 244,246,730
1.75% , 01/31/29 ................... 269,990 257,756,460
1.88% , 02/28/29 ................... 260,000 248,797,656
Total Long-Term Investments — 99 .1%
(Cost: $ 24,775,876,319 ) ............................ 24,926,299,295
Shares
Shares
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64%
(b) (c) (d)
................. 436,167,760 436,167,760
Total Short-Term Securities — 1 .7%
(Cost: $ 436,167,760 ) .............................. 436,167,760
Total Investments — 100 .8%
(Cost: $ 25,212,044,079 ) ............................ 25,362,467,055
Liabilities in Excess of Other Assets — (0.8) % ............. (196,623,415)
Net Assets — 100.0% ...............................
$ 25,165,843,640
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 117,635,089 $ 318,532,671
(a)
$ — $ — $ — $ 436,167,760 436,167,760 $ 3,214,248
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
February 28, 2026
iShares
®
1-3 Year Treasury Bond ETF
Schedule of Investments
7
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 24,926,299,295 $ — $ 24,926,299,295
Short-Term Securities
Money Market Funds ...................................... 436,167,760 — — 436,167,760
$ 436,167,760 $ 24,926,299,295 $ — $ 25,362,467,055

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
February 28, 2026
iShares
®
3-7 Year Treasury Bond ETF
8
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
2.38% , 03/31/29 - 05/15/29 ............ USD 647,073 $ 627,040,181
4.13% , 03/31/29 - 11/15/32 ............ 2,620,706 2,686,358,843
2.88% , 04/30/29 - 05/15/32 ............ 491,979 472,940,025
4.63% , 04/30/29 - 05/31/31 ............ 767,847 801,843,270
2.75% , 05/31/29 - 08/15/32 ............ 499,114 475,412,278
4.50% , 05/31/29 - 12/31/31 ............ 398,783 413,742,031
3.25% , 06/30/29 ................... 137,985 137,262,635
4.25% , 06/30/29 - 06/30/31 ............ 852,793 877,908,809
2.63% , 07/31/29 ................... 185,158 180,463,761
4.00% , 07/31/29 - 01/31/33 ............ 1,958,916 1,996,880,739
3.13% , 08/31/29 ................... 194,741 192,778,278
3.63% , 08/31/29 - 09/30/31 ............ 1,091,972 1,097,202,287
3.50% , 09/30/29 - 02/15/33 ............ 1,140,024 1,135,451,286
3.88% , 09/30/29 - 12/31/32 ............ 1,672,677 1,695,824,029
1.75% , 11/15/29 ................... 132,905 125,210,859
4.38% , 12/31/29 - 01/31/32 ............ 1,038,546 1,076,780,551
0.63% , 05/15/30 - 08/15/30 ............ 720,405 638,118,073
3.75% , 05/31/30 - 11/30/32 ............ 1,562,614 1,575,404,915
4.88% , 10/31/30 ................... 194,044 205,352,915
0.88% , 11/15/30 ................... 94,421 83,713,629
1.13% , 02/15/31 ................... 398,161 355,374,245
1.63% , 05/15/31 ................... 425,461 386,670,739
1.25% , 08/15/31 ................... 365,926 323,887,393
1.38% , 11/15/31 ................... 472,718 418,502,712
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.88% , 02/15/32
(a)
.................. USD 420,616 $ 381,150,391
Total Long-Term Investments — 99 .0%
(Cost: $ 18,095,065,336 ) ............................ 18,361,274,874
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64%
(b) (c) (d)
................. 74,310,001 74,310,001
Total Short-Term Securities — 0 .4%
(Cost: $ 74,310,001 ) ............................... 74,310,001
Total Investments — 99 .4%
(Cost: $ 18,169,375,337 ) ............................ 18,435,584,875
Other Assets Less Liabilities — 0.6% .................... 116,120,098
Net Assets — 100.0% ...............................
$ 18,551,704,973
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 122,332,473 $ — $ (48,022,472)
(a)
$ — $ — $ 74,310,001 74,310,001 $ 1,810,108
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
February 28, 2026
iShares
®
3-7 Year Treasury Bond ETF
Schedule of Investments
9
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 18,361,274,874 $ — $ 18,361,274,874
Short-Term Securities
Money Market Funds ...................................... 74,310,001 — — 74,310,001
$ 74,310,001 $ 18,361,274,874 $ — $ 18,435,584,875

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
February 28, 2026
iShares
®
7-10 Year Treasury Bond ETF
10
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Notes
3.88% , 08/31/32 - 08/15/34 ............ USD 6,371,699 $ 6,399,085,724
3.75% , 10/31/32 ................... 3 2,607
4.13% , 11/15/32 - 02/15/36 ............ 3,098,453 3,139,605,151
3.50% , 02/15/33 ................... 1,861,914 1,836,385,212
3.38% , 05/15/33 ................... 3,185,244 3,111,212,247
4.50% , 11/15/33 ................... 4,058,776 4,251,726,605
4.00% , 02/15/34 - 11/15/35 ............ 8,367,116 8,437,561,220
4.38% , 05/15/34 ................... 4,143,546 4,302,004,066
4.25% , 11/15/34 - 08/15/35 ............ 12,151,542 12,467,033,310
4.63% , 02/15/35 ................... 4,045,836 4,268,041,130
Total Long-Term Investments — 99 .0%
(Cost: $ 47,420,567,450 ) ............................ 48,212,657,272
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64%
(a) (b)
.................. 637,288,189 $ 637,288,189
Total Short-Term Securities — 1 .3%
(Cost: $ 637,288,189 ) .............................. 637,288,189
Total Investments — 100 .3%
(Cost: $ 48,057,855,639 ) ............................ 48,849,945,461
Liabilities in Excess of Other Assets — (0.3) % ............. (170,291,946)
Net Assets — 100.0% ...............................
$ 48,679,653,515
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 342,778,951 $ 294,509,238
(a)
$ — $ — $ — $ 637,288,189 637,288,189 $ 6,760,740
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 48,212,657,272 $ — $ 48,212,657,272
Short-Term Securities
Money Market Funds ...................................... 637,288,189 — — 637,288,189
$ 637,288,189 $ 48,212,657,272 $ — $ 48,849,945,461

Schedule of Investments
February 28, 2026
iShares
®
10-20 Year Treasury Bond ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50% , 02/15/36 - 02/15/44 ............ USD 645,336 $ 648,497,948
5.00% , 05/15/37 - 05/15/45 ............ 261,173 278,263,084
4.38% , 02/15/38 - 08/15/43 ............ 706,620 702,638,946
3.50% , 02/15/39 ................... 84,771 79,211,401
4.25% , 05/15/39 - 11/15/40 ............ 126,264 126,812,099
4.63% , 02/15/40 - 02/15/46 ............ 1,241,968 1,256,650,733
1.13% , 05/15/40 - 08/15/40 ............ 792,161 516,895,269
3.88% , 08/15/40 - 05/15/43 ............ 1,058,952 983,331,416
1.38% , 11/15/40 ................... 539,654 362,348,080
1.88% , 02/15/41 ................... 578,323 417,499,144
4.75% , 02/15/41 - 02/15/45 ............ 1,111,892 1,142,715,797
2.25% , 05/15/41 ................... 439,315 333,742,342
1.75% , 08/15/41 ................... 632,582 441,621,309
3.75% , 08/15/41 - 11/15/43 ............ 213,485 193,027,574
2.00% , 11/15/41 ................... 607,027 438,007,847
3.13% , 11/15/41 - 08/15/44 ............ 448,837 373,424,721
2.38% , 02/15/42 ................... 489,814 372,411,555
3.00% , 05/15/42 - 11/15/45 ............ 180,458 143,663,320
3.25% , 05/15/42 ................... 158,563 136,314,543
2.75% , 08/15/42 - 11/15/42 ............ 437,332 348,387,228
3.38% , 08/15/42 - 05/15/44 ............ 734,783 636,538,034
4.00% , 11/15/42 ................... 501,148 472,723,512
2.88% , 05/15/43 - 08/15/45 ............ 579,085 460,337,423
3.63% , 08/15/43 - 02/15/44 ............ 534,924 475,451,749
4.13% , 08/15/44 ................... 537,298 508,837,807
2.50% , 02/15/45 - 02/15/46 ............ 470,889 343,262,965
3.00% , 05/15/45
(a)
.................. 99,142 78,957,070
4.88% , 08/15/45 ................... 290,726 302,400,258
U.S. Treasury Bonds Principal STRIPS
(b)
0.00% , 11/15/40 - 02/15/41 ............ 73,794 37,887,429
0.00% , 05/15/41
(a)
.................. 5,520 2,798,003
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
3.13% , 08/31/29 ................... USD 17,477 $ 17,301,162
0.63% , 08/15/30 ................... 1,623 1,432,841
1.38% , 11/15/31 ................... 106 94,020
1.88% , 02/15/32 ................... 515 466,679
2.88% , 05/15/32 ................... 4,979 4,762,623
2.75% , 08/15/32 ................... 3,817 3,613,273
4.25% , 11/15/34 ................... 13,400 13,766,621
4.13% , 02/15/36 ................... 12,303 12,465,994
4.75% , 02/15/37 ................... 57,755 61,682,577
Total Long-Term Investments — 99 .1%
(Cost: $ 12,764,970,090 ) ............................ 12,730,244,396
Shares
Shares
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64%
(c) (d) (e)
................. 147,259,893 147,259,893
Total Short-Term Securities — 1 .1%
(Cost: $ 147,259,893 ) .............................. 147,259,893
Total Investments — 100 .2%
(Cost: $ 12,912,229,983 ) ............................ 12,877,504,289
Liabilities in Excess of Other Assets — (0.2) % ............. (23,712,108)
Net Assets — 100.0% ...............................
$ 12,853,792,181
(a)
All or a portion of this security is on loan.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 148,316,804 $ — $ (1,056,911)
(a)
$ — $ — $ 147,259,893 147,259,893 $ 2,014,692
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
10-20 Year Treasury Bond ETF
12
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 12,730,244,396 $ — $ 12,730,244,396
Short-Term Securities
Money Market Funds ...................................... 147,259,893 — — 147,259,893
$ 147,259,893 $ 12,730,244,396 $ — $ 12,877,504,289

Schedule of Investments
February 28, 2026
iShares
®
20+ Year Treasury Bond ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
3.38% , 05/15/44 - 11/15/48 ............ USD 1,554,758 $ 1,274,906,727
3.13% , 08/15/44 - 05/15/48 ............ 1,508,856 1,188,615,889
3.00% , 11/15/44 - 08/15/52 ............ 5,767,860 4,420,595,360
2.50% , 02/15/45 - 05/15/46 ............ 2,384,840 1,720,000,854
4.75% , 02/15/45 - 02/15/56 ............ 5,555,816 5,652,211,172
2.88% , 08/15/45 - 05/15/52 ............ 1,584,007 1,175,123,409
4.88% , 08/15/45 ................... 3,497 3,637,842
2.75% , 08/15/47 - 11/15/47 ............ 1,548,687 1,146,012,566
2.25% , 08/15/49 - 02/15/52 ............ 2,077,940 1,340,292,414
2.38% , 11/15/49 - 05/15/51 ............ 980,485 647,093,224
2.00% , 02/15/50 - 08/15/51 ............ 5,254,942 3,163,876,079
1.25% , 05/15/50 ................... 853,747 427,773,738
1.38% , 08/15/50 ................... 2,254,247 1,160,408,700
1.63% , 11/15/50 ................... 2,213,798 1,214,735,017
1.88% , 02/15/51 - 11/15/51 ............ 6,435,777 3,732,139,681
4.00% , 11/15/52 ................... 1,827,638 1,642,018,336
3.63% , 02/15/53 - 05/15/53 ............ 3,538,737 2,969,544,419
4.13% , 08/15/53 ................... 2,260,417 2,073,667,516
4.25% , 02/15/54 - 08/15/54 ............ 4,005,802 3,752,868,051
4.63% , 05/15/54 - 11/15/55 ............ 4,573,829 4,561,314,911
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.50% , 11/15/54 ................... USD 1,604,259 $ 1,567,285,445
Total Long-Term Investments — 98 .9%
(Cost: $ 49,095,647,850 ) ............................ 44,834,121,350
Shares
Shares
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64%
(a) (b)
.................. 522,063,705 522,063,705
Total Short-Term Securities — 1 .2%
(Cost: $ 522,063,705 ) .............................. 522,063,705
Total Investments — 100 .1%
(Cost: $ 49,617,711,555 ) ............................ 45,356,185,055
Liabilities in Excess of Other Assets — (0.1) % ............. (40,738,256)
Net Assets — 100.0% ...............................
$ 45,315,446,799
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 848,529,516 $ — $ (326,465,811)
(a)
$ — $ — $ 522,063,705 522,063,705 $ 12,906,944
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 44,834,121,350 $ — $ 44,834,121,350
Short-Term Securities
Money Market Funds ...................................... 522,063,705 — — 522,063,705
$ 522,063,705 $ 44,834,121,350 $ — $ 45,356,185,055

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
February 28, 2026
iShares
®
25+ Year Treasury STRIPS Bond ETF
14
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds Principal STRIPS
0.00% , 11/15/50 - 11/15/55
(a)
........... USD 1,163,786 $ 318,149,688
Total Long-Term Investments — 99 .6%
(Cost: $ 359,325,516 ) .............................. 318,149,688
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64%
(b) (c)
.................. 46,292 $ 46,292
Total Short-Term Securities — 0.0%
(Cost: $ 46,292 ) ................................. 46,292
Total Investments — 99 .6%
(Cost: $ 359,371,808 ) .............................. 318,195,980
Other Assets Less Liabilities — 0.4% .................... 1,251,257
Net Assets — 100.0% ...............................
$ 319,447,237
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 541,241 $ — $ (494,949)
(a)
$ — $ — $ 46,292 46,292 $ 8,268
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 318,149,688 $ — $ 318,149,688
Short-Term Securities
Money Market Funds ...................................... 46,292 — — 46,292
$ 46,292 $ 318,149,688 $ — $ 318,195,980

Statements of Assets and Liabilities
February 28, 2026
15
Statements of Assets and Liabilities
See notes to financial statements.
iShares 0-3
Month Treasury
Bond ETF
iShares 0-1
Year Treasury
Bond ETF
iShares 1-3
Year Treasury
Bond ETF
iShares 3-7
Year Treasury
Bond ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 80,457,566,549 $ 20,702,197,487 $ 24,926,299,295 $ 18,361,274,874
Investments, at value — affiliated
(c)
............................................ 616,487,154 652,331,204 436,167,760 74,310,001
Cash ............................................................... — 276,360 — —
Receivables: – – – –
Investment s sold ...................................................... — 172,029,400 1,215,397,635 956,956,704
Securities lending income — affiliated ........................................ 153,033 257,011 24,437 648
Capital shares sold ..................................................... 4,590,050 — 30,591,358 3,887,357
Dividends — affiliated ................................................... 2,530,765 653,129 144,881 60,215
Interest — unaffiliated ................................................... — 23,270,274 191,086,558 172,236,697
Total a ssets ...........................................................
81,081,327,551 21,551,014,865 26,799,711,924 19,568,726,496
LIABILITIES
Bank overdraft .......................................................... — — 84,686 14
Collateral on securities loaned ............................................... 233,327,500 552,885,412 368,429,395 46,125,000
Payables: – – – –
Investments purchased .................................................. 6,454,347,466 983,098,209 1,249,575,521 965,435,115
Capital shares redeemed ................................................. 69,309,752 14,435,001 12,942,498 3,371,076
Investment advisory fees ................................................. 5,060,147 2,299,451 2,836,184 2,090,318
Total li abilities ..........................................................
6,762,044,865 1,552,718,073 1,633,868,284 1,017,021,523
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 74,319,282,686 $ 19,998,296,792 $ 25,165,843,640 $ 18,551,704,973
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 74,111,894,469 $ 19,982,937,081 $ 25,989,308,035 $ 19,315,516,945
Accumulated earnings (loss) ................................................ 207,388,217 15,359,711 (823,464,395) (763,811,972)
NET ASSETS ..........................................................
$ 74,319,282,686 $ 19,998,296,792 $ 25,165,843,640 $ 18,551,704,973
NET ASSET VALUE
Shares outstanding ......................................................
738,450,000 181,150,000 302,600,000 153,700,000
Net asset value .........................................................
$ 100.64 $ 110.40 $ 83.17 $ 120.70
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 80,451,623,566 $ 20,698,171,167 $ 24,775,876,319 $ 18,095,065,336
(b)
  Securities loaned, at value ............................................ $ 228,529,589 $ 538,552,192 $ 358,661,786 $ 45,308,550
(c)
  Investments, at cost — affiliated ......................................... $ 616,487,154 $ 652,331,204 $ 436,167,760 $ 74,310,001

Statements of Assets and Liabilities
(continued)
February 28, 2026
2026
iShares Annual Financial Statements and Additional Information
16
See notes to financial statements.
iShares 7-10
Year Treasury
Bond ETF
iShares 10-20
Year Treasury
Bond ETF
iShares 20+
Year Treasury
Bond ETF
iShares 25+
Year Treasury
STRIPS Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 48,212,657,272 $ 12,730,244,396 $ 44,834,121,350 $ 318,149,688
Investments, at value — affiliated
(c)
............................................ 637,288,189 147,259,893 522,063,705 46,292
Cash ............................................................... 75,614 272,195 171 —
Receivables: – – – –
Investment s sold ...................................................... 1,928,803,699 205,772,320 202,457,218 1,274,840
Securities lending income — affiliated ........................................ 6,567 2,742 111 —
Capital shares sold ..................................................... — — 1,158,117 —
Dividends — affiliated ................................................... 724,778 189,339 799,775 551
Interest — unaffiliated ................................................... 324,048,073 75,378,853 292,471,981 —
Total a ssets ...........................................................
51,103,604,192 13,159,119,738 45,853,072,428 319,471,371
LIABILITIES
Collateral on securities loaned ............................................... — 11,052,500 — —
Payables: – – – –
Investments purchased .................................................. 2,416,570,546 292,830,576 529,920,004 —
Capital shares redeemed ................................................. 1,924,342 — 2,526,801 —
Investment advisory fees ................................................. 5,455,789 1,444,481 5,178,824 24,134
Total li abilities ..........................................................
2,423,950,677 305,327,557 537,625,629 24,134
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 48,679,653,515 $ 12,853,792,181 $ 45,315,446,799 $ 319,447,237
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 52,512,411,511 $ 14,196,119,152 $ 60,837,301,939 $ 474,371,005
Accumulated loss ....................................................... (3,832,757,996) (1,342,326,971) (15,521,855,140) (154,923,768)
NET ASSETS ..........................................................
$ 48,679,653,515 $ 12,853,792,181 $ 45,315,446,799 $ 319,447,237
NET ASSET VALUE
Shares outstanding ......................................................
496,900,000 122,500,000 499,400,000 32,600,000
Net asset value .........................................................
$ 97.97 $ 104.93 $ 90.74 $ 9.80
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 47,420,567,450 $ 12,764,970,090 $ 49,095,647,850 $ 359,325,516
(b)
  Securities loaned, at value ............................................ $ — $ 10,788,002 $ — $ —
(c)
  Investments, at cost — affiliated ......................................... $ 637,288,189 $ 147,259,893 $ 522,063,705 $ 46,292

Statements of Operations
Year Ended February 28, 2026
17
Statements of Operations
iShares 0-3 Month
Treasury Bond
ETF
iShares 0-1 Year
Treasury Bond
ETF
iShares 1-3 Year
Treasury Bond
ETF
iShares 3-7 Year
Treasury Bond
ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 32,844,199 $ 9,130,850 $ 3,126,567 $ 1,745,419
Interest — unaffiliated ............................................. 2,245,629,941 834,730,827 928,626,789 616,060,552
Securities lending income — affiliated — net ............................. 2,064,133 3,914,137 87,681 64,689
Total investment income .............................................
2,280,538,273 847,775,814 931,841,037 617,870,660
EXPENSES
Investment advisory .............................................. 50,090,553 30,860,754 35,818,400 24,971,463
Commitment costs ............................................... 40,117 40,117 — —
Interest expense ................................................ 7,953 1,716 49,115 232
Total e xpenses ...................................................
50,138,623 30,902,587 35,867,515 24,971,695
Less: – – – –
Investment advisory fees waived ..................................... — (215,315) — —
Total ex penses after fees waived .......................................
50,138,623 30,687,272 35,867,515 24,971,695
Net investment income ..............................................
2,230,399,650 817,088,542 895,973,522 592,898,965
REALIZED AND UNREALIZED GAIN (LOSS) $ (1,139,905) $ 2,081,422 $ 174,378,250 $ 409,231,255
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ 181,872 $ 2,940,618 $ 45,814,422 $ (128,780,064)
In-kind redemptions — unaffiliated
(a)
................................. 721,343 2,622,182 66,117,420 62,682,524
903,215 5,562,800 111,931,842 (66,097,540)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... (2,043,119) (3,481,376) 62,446,410 475,328,795
Net realized and unrealized gain (loss) ...................................
(1,139,904) 2,081,424 174,378,252 409,231,255
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 2,229,259,746 $ 819,169,966 $ 1,070,351,774 $ 1,002,130,220
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended February 28, 2026
2026
iShares Annual Financial Statements and Additional Information
18
iShares 7-10 Year
Treasury Bond
ETF
iShares 10-20
Year Treasury
Bond ETF
iShares 20+ Year
Treasury Bond
ETF
iShares 25+ Year
Treasury STRIPS
Bond ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 5,071,537 $ 1,820,562 $ 12,895,680 $ 8,153
Interest — unaffiliated ............................................. 1,551,128,821 515,776,776 2,176,529,349 14,520,922
Securities lending income — affiliated — net ............................. 1,689,203 194,130 11,264 115
Total investment income .............................................
1,557,889,561 517,791,468 2,189,436,293 14,529,190
EXPENSES
Investment advisory .............................................. 58,184,607 17,343,386 72,544,941 437,689
Interest expense ................................................ 674 1,601 938 —
Total e xpenses ...................................................
58,185,281 17,344,987 72,545,879 437,689
Less: – – – –
Investment advisory fees waived ..................................... — — — (146,062)
Total ex penses after fees waived .......................................
58,185,281 17,344,987 72,545,879 291,627
Net investment income ..............................................
1,499,704,280 500,446,481 2,116,890,414 14,237,563
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,053,304,533 $ 120,710,849 $ (921,555,021) $ (19,350,903)
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (273,902,369) $ (152,875,888) $ (2,266,454,940) $ (20,052,836)
In-kind redemptions — unaffiliated
(a)
................................. 139,836,717 61,066,599 (145,490,241) 1,692,626
(134,065,652) (91,809,289) (2,411,945,181) (18,360,210)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 1,187,370,185 212,520,140 1,490,390,161 (990,692)
Net realized and unrealized gain (loss) ...................................
1,053,304,533 120,710,851 (921,555,020) (19,350,902)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....
$ 2,553,008,813 $ 621,157,332 $ 1,195,335,394 $ (5,113,339)
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
19
Statements of Changes in Net Assets
See notes to financial statements.
iShares 0-3 Month Treasury Bond ETF iShares 0-1 Year Treasury Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/28/26
Year Ended
02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 2,230,399,650 $ 1,234,178,855 $ 817,088,542 $ 914,462,247
Net realized gain ................................................ 903,215 486,067 5,562,800 3,790,034
Net change in unrealized appreciation (depreciation) ........................ (2,043,119) 9,912,581 (3,481,376) 10,360,546
Net increase in net assets resulting from operations ...........................
2,229,259,746 1,244,577,503 819,169,966 928,612,827
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(2,140,102,257) (1,198,516,789) (824,327,874) (924,656,331)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
38,720,092,836 16,942,913,895 564,875,879 1,452,108,526
NET ASSETS
Total increase in net assets ........................................... 38,809,250,325 16,988,974,609 559,717,971 1,456,065,022
Beginning of year ..................................................
35,510,032,361 18,521,057,752 19,438,578,821 17,982,513,799
End of year ......................................................
$ 74,319,282,686 $ 35,510,032,361 $ 19,998,296,792 $ 19,438,578,821
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2026
iShares Annual Financial Statements and Additional Information
20
See notes to financial statements.
iShares 1-3 Year Treasury Bond ETF iShares 3-7 Year Treasury Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/28/26
Year Ended
02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 895,973,522 $ 932,513,294 $ 592,898,965 $ 463,757,081
Net realized gain (loss) ............................................ 111,931,842 (59,342,141) (66,097,540) (122,056,262)
Net change in unrealized appreciation (depreciation) ........................ 62,446,410 329,197,969 475,328,795 414,432,669
Net increase in net assets resulting from operations ...........................
1,070,351,774 1,202,369,122 1,002,130,220 756,133,488
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(898,802,605) (936,671,294) (583,619,026) (454,384,261)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
1,929,769,060 (2,758,472,619) 2,212,519,728 2,244,041,798
NET ASSETS
Total increase (decrease) in net assets ................................... 2,101,318,229 (2,492,774,791) 2,631,030,922 2,545,791,025
Beginning of year ..................................................
23,064,525,411 25,557,300,202 15,920,674,051 13,374,883,026
End of year ......................................................
$ 25,165,843,640 $ 23,064,525,411 $ 18,551,704,973 $ 15,920,674,051
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
21
Statements of Changes in Net Assets
See notes to financial statements.
iShares 7-10 Year Treasury Bond ETF iShares 10-20 Year Treasury Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/28/26
Year Ended
02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,499,704,280 $ 1,132,076,502 $ 500,446,481 $ 311,678,072
Net realized loss ................................................ (134,065,652) (1,080,530,751) (91,809,289) (186,090,235)
Net change in unrealized appreciation (depreciation) ........................ 1,187,370,185 1,331,868,084 212,520,140 278,164,623
Net increase in net assets resulting from operations ...........................
2,553,008,813 1,383,413,835 621,157,332 403,752,460
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(1,454,614,232) (1,109,556,065) (482,231,808) (313,270,178)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
14,400,211,492 5,042,234,582 2,905,165,600 1,968,942,173
NET ASSETS
Total increase in net assets ........................................... 15,498,606,073 5,316,092,352 3,044,091,124 2,059,424,455
Beginning of year ..................................................
33,181,047,442 27,864,955,090 9,809,701,057 7,750,276,602
End of year ......................................................
$ 48,679,653,515 $ 33,181,047,442 $ 12,853,792,181 $ 9,809,701,057
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2026
iShares Annual Financial Statements and Additional Information
22
See notes to financial statements.
iShares 20+ Year Treasury Bond ETF iShares 25+ Year Treasury STRIPS Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/28/26
Year Ended
02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 2,116,890,414 $ 2,206,602,274 $ 14,237,563 $ 12,441,271
Net realized loss ................................................ (2,411,945,181) (2,707,782,392) (18,360,210) (14,898,405)
Net change in unrealized appreciation (depreciation) ........................ 1,490,390,161 1,836,800,255 (990,692) 289,620
Net increase (decrease) in net assets resulting from operations ...................
1,195,335,394 1,335,620,137 (5,113,339) (2,167,514)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(2,130,659,906) (2,198,529,768) (14,101,659) (12,086,942)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(6,583,405,573) 3,933,894,025 34,989,300 76,259,330
NET ASSETS
Total increase (decrease) in net assets ................................... (7,518,730,085) 3,070,984,394 15,774,302 62,004,874
Beginning of year ..................................................
52,834,176,884 49,763,192,490 303,672,935 241,668,061
End of year ......................................................
$ 45,315,446,799 $ 52,834,176,884 $ 319,447,237 $ 303,672,935
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
23
Financial Highlights
iShares 0-3 Month Treasury Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of year ................................
$ 100.65  $ 100.66  $ 100.41  $ 100.02  $ 100.01
Net investment income
(a)
.......................................
4 .03  4 .92  5 .26  2 .81  0 .04
Net realized and unrealized gain (loss)
(b)
.............................
0.02  0.09  (0.06) (0.57) 0.00
Net increase from investment operations .............................. 4.05  5.01  5.20  2.24  0.04
Distributions from net investment income
(c)
.......................... (4.06) (5.02) (4.95) (1.85) (0.03)
Net asset value, end of year ..................................... $ 100.64  $ 100.65  $ 100.66  $ 100.41  $ 100.02
Total Return
(d)
Based on net asset value ........................................ 4.11% 5.11% 5.32% 2.25% 0.04%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.09% 0.10% 0.12% 0.12% 0.12%
Total expenses after fees waived ...................................
0.09% 0.08% 0.06% 0.04% 0.03%
Net investment income ..........................................
4.01% 4.90% 5.24% 2.81% 0.04%
Supplemental Data
Net assets, end of year (000) ...................................... $ 74,319,283  $ 35,510,032  $ 18,521,058  $ 8,122,928  $ 1,865,428
Portfolio turnover rate
(f)
.......................................... 0% 0% 0%
(g)
0% 0%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
(g)
Portfolio turnover rate presented in the previously issued financial statements for the year-ended 02/29/24 of 584% has been revised to remove the impact from short-term securities included in error, which the fund determined was immaterial to the previously issued financial statements.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
24
iShares 0-1 Year Treasury Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of year .................................
$ 110.45  $ 110.48  $ 110.22  $ 110.29  $ 110.52
Net investment income (loss)
(a)
....................................
4 .38  5 .36  5 .40  2 .32  ( 0 .07 )
Net realized and unrealized gain (loss)
(b)
..............................
0.01  0.07  0.18  (0.50) (0.16)
Net increase (decrease) from investment operations ....................... 4.39  5.43  5.58  1.82  (0.23)
Distributions from net investment income
(c)
........................... (4.44) (5.46) (5.32) (1.89) —
Net asset value, end of year ...................................... $ 110.40  $ 110.45  $ 110.48  $ 110.22  $ 110.29
Total Return
(d)
Based on net asset value ......................................... 4.06% 5.05% 5.19% 1.66% (0.19)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.15% 0.15% 0.15% 0.15% 0.15%
Total expenses after fees waived ....................................
0.15% 0.15% 0.15% 0.14% 0.15%
Net investment income (loss) .......................................
3.97% 4.86% 4.90% 2.10% (0.06)%
Supplemental Data
Net assets, end of year (000) ....................................... $ 19,998,297  $ 19,438,579  $ 17,982,514  $ 23,742,659  $ 15,779,285
Portfolio turnover rate
(f)
........................................... 115% 139% 62% 107% 86%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
25
Financial Highlights
iShares 1-3 Year Treasury Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of year .................................
$ 82.58  $ 81.70  $ 80.97  $ 84.55  $ 86.30
Net investment income
(a)
........................................
3 .10  3 .23  2 .60  1 .38  0 .20
Net realized and unrealized gain (loss)
(b)
..............................
0.62  0.89  0.67  (3.77) (1.73)
Net increase (decrease) from investment operations ....................... 3.72  4.12  3.27  (2.39) (1.53)
Distributions
(c)
– – – – –
From net investment income .....................................
( 3 .13 ) ( 3 .24 ) ( 2 .54 ) ( 1 .19 ) ( 0 .19 )
From net realized gain ..........................................
—  —  —  —  ( 0 .03 )
Total distributions .............................................. (3.13) (3.24) (2.54) (1.19) (0.22)
Net asset value, end of year ...................................... $ 83.17  $ 82.58  $ 81.70  $ 80.97  $ 84.55
Total Return
(d)
Based on net asset value ......................................... 4.58% 5.15% 4.11% (2.84)% (1.77)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ...........................................
3.75% 3.94% 3.20% 1.69% 0.24%
Supplemental Data
Net assets, end of year (000) ....................................... $ 25,165,844  $ 23,064,525  $ 25,557,300  $ 26,339,554  $ 21,433,224
Portfolio turnover rate
(f)
........................................... 57% 55% 55% 73% 148%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
26
iShares 3-7 Year Treasury Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of year ...............................
$ 117.76  $ 115.50  $ 114.47  $ 126.06  $ 131.00
Net investment income
(a)
......................................
4 .24  3 .77  2 .98  1 .84  0 .94
Net realized and unrealized gain (loss)
(b)
............................
2.89  2.21  0.92  (11.75) (4.94)
Net increase (decrease) from investment operations ..................... 7.13  5.98  3.90  (9.91) (4.00)
Distributions from net investment income
(c)
......................... (4.19) (3.72) (2.87) (1.68) (0.94)
Net asset value, end of year .................................... $ 120.70  $ 117.76  $ 115.50  $ 114.47  $ 126.06
Total Return
(d)
Based on net asset value ....................................... 6.16% 5.27%
(e)
3.44% (7.90)% (3.07)%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income .........................................
3.56% 3.24% 2.58% 1.57% 0.72%
Supplemental Data
Net assets, end of year (000) ..................................... $ 18,551,705  $ 15,920,674  $ 13,374,883  $ 12,007,764  $ 10,475,559
Portfolio turnover rate
(g)
......................................... 37% 35% 45% 36% 62%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
27
Financial Highlights
iShares 7-10 Year Treasury Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of year .................................
$ 95.32  $ 94.14  $ 95.72  $ 111.99  $ 115.71
Net investment income
(a)
........................................
3 .70  3 .46  2 .92  2 .15  1 .08
Net realized and unrealized gain (loss)
(b)
..............................
2.59  1.13  (1.67) (16.44) (3.81)
Net increase (decrease) from investment operations ....................... 6.29  4.59  1.25  (14.29) (2.73)
Distributions from net investment income
(c)
........................... (3.64) (3.41) (2.83) (1.98) (0.99)
Net asset value, end of year ...................................... $ 97.97  $ 95.32  $ 94.14  $ 95.72  $ 111.99
Total Return
(d)
Based on net asset value ......................................... 6.75% 4.98% 1.32% (12.83)% (2.38)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ...........................................
3.87% 3.67% 3.06% 2.15% 0.94%
Supplemental Data
Net assets, end of year (000) ....................................... $ 48,679,654  $ 33,181,047  $ 27,864,955  $ 22,981,770  $ 17,413,750
Portfolio turnover rate
(f)
........................................... 53% 64% 48% 53% 114%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
28
iShares 10-20 Year Treasury Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of year ................................
$ 104.47  $ 103.89  $ 109.21  $ 141.79  $ 146.54
Net investment income
(a)
.......................................
4 .41  4 .25  4 .17  3 .70  2 .41
Net realized and unrealized gain (loss)
(b)
.............................
0.32  0.59  (5.32) (33.13) (4.91)
Net increase (decrease) from investment operations ...................... 4.73  4.84  (1.15) (29.43) (2.50)
Distributions from net investment income
(c)
.......................... (4.27) (4.26) (4.17) (3.15) (2.25)
Net asset value, end of year ..................................... $ 104.93  $ 104.47  $ 103.89  $ 109.21  $ 141.79
Total Return
(d)
Based on net asset value ........................................ 4.72% 4.78% (1.05)% (20.90)% (1.74)%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ..........................................
4.33% 4.10% 3.93% 3.23% 1.65%
Supplemental Data
Net assets, end of year (000) ...................................... $ 12,853,792  $ 9,809,701  $ 7,750,277  $ 8,277,924  $ 2,325,430
Portfolio turnover rate
(f)
.......................................... 15% 28% 26% 56% 114%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
iShares 20+ Year Treasury Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of year ................................
$ 92.43  $ 94.07  $ 101.52  $ 139.87  $ 143.12
Net investment income
(a)
.......................................
3 .86  3 .78  3 .54  2 .98  2 .25
Net realized and unrealized loss
(b)
.................................
(1.67) (1.66) (7.61) (38.60) (3.26)
Net increase (decrease) from investment operations ...................... 2.19  2.12  (4.07) (35.62) (1.01)
Distributions from net investment income
(c)
.......................... (3.88) (3.76) (3.38) (2.73) (2.24)
Net asset value, end of year ..................................... $ 90.74  $ 92.43  $ 94.07  $ 101.52  $ 139.87
Total Return
(d)
Based on net asset value ........................................ 2.56% 2.33% (4.06)% (25.64)% (0.72)%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.15% 0.15% 0.15% 0.15% 0.15%
Net investment income ..........................................
4.38% 4.08% 3.68% 2.72% 1.56%
Supplemental Data
Net assets, end of year (000) ...................................... $ 45,315,447  $ 52,834,177  $ 49,763,192  $ 30,364,941  $ 16,113,367
Portfolio turnover rate
(f)
.......................................... 18% 19% 23% 22% 43%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
30
iShares 25+ Year Treasury STRIPS Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of year ...............................
$ 10.64  $ 11.29  $ 13.08  $ 20.52  $ 20.61
Net investment income
(a)
......................................
0 .47  0 .47  0 .47  0 .47  0 .45
Net realized and unrealized loss
(b)
................................
(0.85) (0.66) (1.79) (7.44) (0.14)
Net increase (decrease) from investment operations ..................... (0.38) (0.19) (1.32) (6.97) 0.31
Distributions from net investment income
(c)
......................... (0.46) (0.46) (0.47) (0.47) (0.40)
Net asset value, end of year .................................... $ 9.80  $ 10.64  $ 11.29  $ 13.08  $ 20.52
Total Return
(d)
Based on net asset value ....................................... (3.32)% (1.70)% (10.27)% (34.23)% 1.44%
Ratios to Average Net Assets
(e)
Total expen ses ..............................................
0.15% 0.15% 0.15% 0.15% 0.15%
Total expenses after fees waived ..................................
0.10% 0.10% 0.08% 0.04% 0.04%
Net investment income .........................................
4.88% 4.33% 3.97% 3.17% 2.10%
Supplemental Data
Net assets, end of year (000) ..................................... $ 319,447  $ 303,673  $ 241,668  $ 281,979  $ 324,196
Portfolio turnover rate
(f)
......................................... 21% 22% 22% 50% 40%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
31
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
0-3 Month Treasury Bond ............................................................................................... Diversified
0-1 Year Treasury Bond
(a)
............................................................................................... Diversified
1-3 Year Treasury Bond ................................................................................................ Diversified
3-7 Year Treasury Bond ................................................................................................ Diversified
7-10 Year Treasury Bond ................................................................................................ Diversified
10-20 Year Treasury Bond ............................................................................................... Diversified
20+ Year Treasury Bond ................................................................................................ Diversified
25+ Year Treasury STRIPS Bond .......................................................................................... Diversified
(a)
Formerly known as the iShares Short Treasury Bond ETF.

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
32
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then the separate parts are sold as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
33
Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following tables are summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
0-3 Month Treasury Bond
Deutsche Bank Securities, Inc. ............................. $ 12,998,687 $ (12,998,687) $ – $ –
J.P. Morgan Securities LLC ............................... 150,545,627 (150,545,627) – –
State Street Bank & Trust Co. .............................. 64,985,275 (64,985,275) – –
$ 228,529,589 $ (228,529,589) $ – $ –
0-1 Year Treasury Bond
Bank of Nova Scotia .................................... $ 49,534,000 $ (49,534,000) $ – $ –
Citigroup Global Markets, Inc. .............................. 24,789,400 (24,789,400) – –
Goldman Sachs & Co. LLC ............................... 29,809,080 (29,809,080) – –
J.P. Morgan Securities LLC ............................... 151,301,616 (151,301,616) – –
Morgan Stanley ....................................... 109,985,680 (109,985,680) – –
State Street Bank & Trust Co. .............................. 173,132,416 (173,132,416) – –
$ 538,552,192 $ (538,552,192) $ – $ –
1-3 Year Treasury Bond
BofA Securities, Inc. .................................... $ 239,408,825 $ (239,408,825) $ – $ –
State Street Bank & Trust Co. .............................. 119,252,961 (119,252,961) – –
$ 358,661,786 $ (358,661,786) $ – $ –
3-7 Year Treasury Bond
Citigroup Global Markets, Inc. .............................. $ 45,308,550 $ (45,308,550) $ – $ –
m
10-20 Year Treasury Bond
Citigroup Global Markets, Inc. .............................. $ 8,760,466 $ (8,760,466) $ – $ –
Goldman Sachs & Co. LLC ............................... 2,027,536 (2,027,536) – –
$ 10,788,002 $ (10,788,002) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s
Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
0-3 Month Treasury Bond ............................................................................................ 0.09%
0-1 Year Treasury Bond ............................................................................................. 0.15
1-3 Year Treasury Bond ............................................................................................. 0.15
3-7 Year Treasury Bond ............................................................................................. 0.15
7-10 Year Treasury Bond ............................................................................................. 0.15
10-20 Year Treasury Bond ............................................................................................ 0.15
20+ Year Treasury Bond ............................................................................................. 0.15
25+ Year Treasury STRIPS Bond ....................................................................................... 0.15

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
34
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares 25+ Year Treasury STRIPS Bond ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.10% through February 28, 2029.
For the iShares 0–1 Year Treasury Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
iShares ETF Amounts Waived
0-1 Year Treasury Bond ................................................................................................ $ 215,315
25+ Year Treasury STRIPS Bond .......................................................................................... 146,062
iShares ETF Amounts
0-3 Month Treasury Bond ................................................................................................... $ 800,295
0-1 Year Treasury Bond .................................................................................................... 1,379,099
1-3 Year Treasury Bond .................................................................................................... 28,667
3-7 Year Treasury Bond .................................................................................................... 22,184
7-10 Year Treasury Bond .................................................................................................... 404,759
10-20 Year Treasury Bond ................................................................................................... 57,141
20+ Year Treasury Bond .................................................................................................... 4,233
25+ Year Treasury STRIPS Bond .............................................................................................. 48

Notes to Financial Statements
(continued)
35
Notes to Financial Statements
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the year ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended February 28, 2026, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
U.S. Government Securities
iShares ETF Purchases Sales
0-1 Year Treasury Bond ................................................................................. $ 5,568,103,151 $ 3,316,411,736
1-3 Year Treasury Bond ................................................................................. 13,405,582,621 13,465,805,176
3-7 Year Treasury Bond ................................................................................. 6,081,457,247 6,111,924,723
7-10 Year Treasury Bond ................................................................................. 20,539,237,071 20,477,559,681
10-20 Year Treasury Bond ................................................................................ 1,774,346,050 1,808,330,243
20+ Year Treasury Bond ................................................................................. 8,687,264,318 8,778,279,726
25+ Year Treasury STRIPS Bond ........................................................................... 62,468,717 76,981,302
iShares ETF
In-kind
Purchases
In-kind
Sales
0-1 Year Treasury Bond ................................................................................. $ — $ 1,791,703,212
1-3 Year Treasury Bond ................................................................................. 10,667,993,499 8,883,583,026
3-7 Year Treasury Bond ................................................................................. 7,083,304,328 4,894,405,499
7-10 Year Treasury Bond ................................................................................. 28,662,755,909 14,430,563,564
10-20 Year Treasury Bond ................................................................................ 5,849,360,569 2,981,216,001
20+ Year Treasury Bond ................................................................................. 51,680,231,071 58,186,875,375
25+ Year Treasury STRIPS Bond ........................................................................... 148,604,012 113,632,923
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
0-3 Month Treasury Bond ..................................................................... $ 721,343 $ (721,343)
0-1 Year Treasury Bond ...................................................................... 2,622,182 (2,622,182)
1-3 Year Treasury Bond ...................................................................... 66,117,420 (66,117,420)
3-7 Year Treasury Bond ...................................................................... 62,682,524 (62,682,524)
7-10 Year Treasury Bond ...................................................................... 136,905,898 (136,905,898)
10-20 Year Treasury Bond ..................................................................... 61,066,599 (61,066,599)
20+ Year Treasury Bond ...................................................................... (145,490,241) 145,490,241
25+ Year Treasury STRIPS Bond ................................................................ 1,674,584 (1,674,584)
—

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
36
The tax character of distributions paid was as follows:
As of February 28, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales.
For the year ended February 28, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF
Year Ended
02/28/26
Year Ended
02/28/25
0-3 Month Treasury Bond
Ordinary income ...................................................................................... $ 2,140,102,257 $ 1,198,516,789
0-1 Year Treasury Bond
Ordinary income ...................................................................................... $ 824,327,874 $ 924,656,331
1-3 Year Treasury Bond
Ordinary income ...................................................................................... $ 898,802,605 $ 936,671,294
3-7 Year Treasury Bond
Ordinary income ...................................................................................... $ 583,619,026 $ 454,384,261
7-10 Year Treasury Bond
Ordinary income ...................................................................................... $ 1,454,614,232 $ 1,109,556,065
10-20 Year Treasury Bond
Ordinary income ...................................................................................... $ 482,231,808 $ 313,270,178
20+ Year Treasury Bond
Ordinary income ...................................................................................... $ 2,130,659,906 $ 2,198,529,768
25+ Year Treasury STRIPS Bond
Ordinary income ...................................................................................... $ 14,101,659 $ 12,086,942
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
0-3 Month Treasury Bond ................................................... $ 201,483,818 $ (38,584) $ 5,942,983 $ 207,388,217
0-1 Year Treasury Bond .................................................... 55,807,365 (44,473,974) 4,026,320 15,359,711
1-3 Year Treasury Bond .................................................... 68,590,686 (1,042,478,057) 150,422,976 (823,464,395)
3-7 Year Treasury Bond .................................................... 50,802,806 (1,080,817,492) 266,202,714 (763,811,972)
7-10 Year Treasury Bond .................................................... 141,576,136 (4,763,282,253) 788,948,121 (3,832,757,996)
10-20 Year Treasury Bond ................................................... 41,685,279 (1,349,286,556) (34,725,694) (1,342,326,971)
20+ Year Treasury Bond .................................................... 151,663,713 (11,392,757,951) (4,280,760,902) (15,521,855,140)
25+ Year Treasury STRIPS Bond .............................................. 1,207,436 (114,939,767) (41,191,437) (154,923,768)
iShares ETF Utilized
0-3 Month Treasury Bond ............................................................................................... $ 181,872
0-1 Year Treasury Bond ................................................................................................ 2,940,618
1-3 Year Treasury Bond ................................................................................................ 45,814,423
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
0-3 Month Treasury Bond ............................................ $ 81,068,110,720 $ 6,571,766 $ (628,783) $ 5,942,983
0-1 Year Treasury Bond ............................................. 21,350,502,371 4,412,028 (385,708) 4,026,320
1-3 Year Treasury Bond ............................................. 25,212,044,079 150,641,284 (218,308) 150,422,976
3-7 Year Treasury Bond ............................................. 18,169,382,161 271,478,528 (5,275,814) 266,202,714
7-10 Year Treasury Bond ............................................ 48,060,997,340 788,948,121 – 788,948,121
10-20 Year Treasury Bond ........................................... 12,912,229,983 71,202,593 (105,928,287) (34,725,694)
20+ Year Treasury Bond ............................................. 49,636,945,957 78,932,019 (4,359,692,921) (4,280,760,902)
25+ Year Treasury STRIPS Bond ....................................... 359,387,417 1,015,565 (42,207,002) (41,191,437)

Notes to Financial Statements
(continued)
37
Notes to Financial Statements
8. Line of Credit
The iShares 0-3 Month Treasury Bond ETF and iShares 0-1 Year Treasury Bond ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight
Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to
reinvestment risk, which is the
risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
38
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
02/28/26
Year Ended
02/28/25
iShares ETF Shares Amount Shares Amount
0-3 Month Treasury Bond
Shares sold 526,900,000 $ 52,932,629,588 229,900,000 $ 23,090,418,388
Shares redeemed
(141,250,000) (14,212,536,752) (61,100,000) (6,147,504,493)
385,650,000 $ 38,720,092,836 168,800,000 $ 16,942,913,895
0-1 Year Treasury Bond
Shares sold 90,110,000 $ 9,934,387,288 71,790,000 $ 7,914,625,349
Shares redeemed
(84,950,000) (9,369,511,409) (58,570,000) (6,462,516,823)
5,160,000 $ 564,875,879 13,220,000 $ 1,452,108,526
1-3 Year Treasury Bond
Shares sold 132,100,000 $ 10,932,005,133 98,300,000 $ 8,061,735,946
Shares redeemed
(108,800,000) (9,002,236,073) (131,800,000) (10,820,208,565)
23,300,000 $ 1,929,769,060 (33,500,000) $ (2,758,472,619)
3-7 Year Treasury Bond
Shares sold 60,300,000 $ 7,163,679,719 44,800,000 $ 5,217,087,750
Shares redeemed
(41,800,000) (4,951,159,991) (25,400,000) (2,973,045,952)
18,500,000 $ 2,212,519,728 19,400,000 $ 2,244,041,798
7-10 Year Treasury Bond
Shares sold 302,500,000 $ 29,025,453,080 202,800,000 $ 19,301,541,100
Shares redeemed
(153,700,000) (14,625,241,588) (150,700,000) (14,259,306,518)
148,800,000 $ 14,400,211,492 52,100,000 $ 5,042,234,582
10-20 Year Treasury Bond
Shares sold 58,300,000 $ 5,926,810,869 47,700,000 $ 4,945,898,655
Shares redeemed
(29,700,000) (3,021,645,269) (28,400,000) (2,976,956,482)
28,600,000 $ 2,905,165,600 19,300,000 $ 1,968,942,173
20+ Year Treasury Bond
Shares sold 596,900,000 $ 52,535,147,450 774,700,000 $ 71,398,912,964
Shares redeemed
(669,100,000) (59,118,553,023) (732,100,000) (67,465,018,939)
(72,200,000) $ (6,583,405,573) 42,600,000 $ 3,933,894,025
25+ Year Treasury STRIPS Bond
Shares sold 15,650,000 $ 148,686,702 28,350,000 $ 312,389,396
Shares redeemed
(11,600,000) (113,697,402) (21,200,000) (236,130,066)
4,050,000 $ 34,989,300 7,150,000 $ 76,259,330

Report of Independent Registered Public Accounting Firm
39
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the eight funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eight of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations for the year ended February
28, 2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares 0-3 Month Treasury Bond ETF
iShares 0-1 Year Treasury Bond ETF
iShares 1-3 Year Treasury Bond ETF
iShares 3-7 Year Treasury Bond ETF
iShares 7-10 Year Treasury Bond ETF
iShares 10-20 Year Treasury Bond ETF
iShares 20+ Year Treasury Bond ETF
iShares 25+ Year Treasury STRIPS Bond ETF

Important Tax Information
(unaudited)
2026
iShares Annual Financial Statements and Additional Information
40
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2026:
iShares ETF
Federal Obligation
Interest
0-3 Month Treasury Bond ............................................................................................. $ 2,165,357,046
0-1 Year Treasury Bond .............................................................................................. 772,218,491
1-3 Year Treasury Bond .............................................................................................. 892,135,050
3-7 Year Treasury Bond .............................................................................................. 592,383,955
7-10 Year Treasury Bond .............................................................................................. 1,490,233,700
10-20 Year Treasury Bond ............................................................................................. 496,282,962
20+ Year Treasury Bond .............................................................................................. 2,116,848,638
25+ Year Treasury STRIPS Bond ........................................................................................ 14,237,448
iShares ETF Interest Dividends
0-3 Month Treasury Bond ............................................................................................. $ 2,228,335,518
0-1 Year Treasury Bond .............................................................................................. 813,174,405
1-3 Year Treasury Bond .............................................................................................. 895,885,842
3-7 Year Treasury Bond .............................................................................................. 592,834,276
7-10 Year Treasury Bond .............................................................................................. 1,498,015,077
10-20 Year Treasury Bond ............................................................................................. 500,252,351
20+ Year Treasury Bond .............................................................................................. 2,116,879,150
25+ Year Treasury STRIPS Bond ........................................................................................ 14,237,448
iShares ETF
Interest-Related
Dividends
0-3 Month Treasury Bond ............................................................................................. $ 2,228,335,518
0-1 Year Treasury Bond .............................................................................................. 813,174,405
1-3 Year Treasury Bond .............................................................................................. 895,885,842
3-7 Year Treasury Bond .............................................................................................. 592,834,276
7-10 Year Treasury Bond .............................................................................................. 1,498,015,077
10-20 Year Treasury Bond ............................................................................................. 500,252,351
20+ Year Treasury Bond .............................................................................................. 2,116,879,150
25+ Year Treasury STRIPS Bond ........................................................................................ 14,237,448

Additional Information
41
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares 7-10 Year
Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (the "Funds") to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares 7-10 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation
(“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability

Additional Information
(continued)
2026
iShares Annual Financial Statements and Additional Information
42
factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
43
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2026
2026 Annual Financial
Statements and Additional
Information
iShares Trust
iShares California Muni Bond ETF | CMF | NYSE Arca
iShares Long-Term National Muni Bond ETF | LMUB | NYSE Arca
iShares National Muni Bond ETF | MUB | NYSE Arca
iShares New York Muni Bond ETF | NYF | NYSE Arca
iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

Page

Schedule of Investments
February 28, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 100.8%
Acalanes Union High School District, Series
2010A, GO, 6.35%, 08/01/39 ......... USD 200 $ 223,828
Alameda Corridor Transportation Authority
Series 1999A , RB , 0.00% , 10/01/32
( NPFGC )
(a)
.................... 745 624,043
Series 1999A , RB , 0.00% , 10/01/34
( NPFGC )
(a)
.................... 4,000 3,121,790
Series 2016B , RB , 4.00% , 10/01/35 ( AGM ) 255 256,386
Series 2016B , RB , 5.00% , 10/01/35 ..... 2,000 2,024,118
Series 2016B , RB , 5.00% , 10/01/36 ( AGM ) 600 608,120
Series 2016B , RB , 5.00% , 10/01/36 ..... 2,000 2,022,711
Series 2022A , RB , 0.00% , 10/01/47
(a)
.... 1,630 986,913
Series 2022A , RB , 0.00% , 10/01/48
(a)
.... 665 399,904
Series 2022A , RB , 0.00% , 10/01/49
(a)
.... 665 397,688
Series 2022A , RB , 0.00% , 10/01/50
(a)
.... 2,195 1,300,414
Series A , RB , 0.00% , 10/01/51
(a)
........ 1,000 302,613
Series 2022A , RB , 0.00% , 10/01/51 ( AGM )
(a)
7,000 4,174,502
Series 2022C , RB , 5.00% , 10/01/52 ( AGM ) 2,150 2,229,930
Series C , RB , 0.00% , 10/01/53
(a)
....... 5,000 1,309,071
Alameda County Joint Powers Authority, Series
2016, RB, 5.00%, 12/01/30 .......... 820 837,874
Alameda County Transportation Commission,
Series 2022, RB, 5.00%, 03/01/41 ...... 1,860 2,071,304
Alhambra Unified School District, Series B, GO,
0.00%, 08/01/39
(a)
................ 5,100 3,267,983
Allan Hancock Joint Community College District,
Series 2012C, GO, 0.00%, 08/01/47
(a)
.... 1,295 1,017,996
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/43
(a)
............. 2,500 1,273,419
Anaheim Housing & Public Improvements
Authority
Series 2024-A , RB , VRDN, ( Bank of America
NA LOC ), 1.10% , 03/03/26
(b)
........ 23,190 23,190,000
Series 2017A , RB , 5.00% , 10/01/26 ..... 400 407,309
Series 2025B , RB , 5.00% , 10/01/26 ..... 3,200 3,258,471
Series 2022A , RB , 5.00% , 10/01/27 ..... 775 813,475
Series 2022B , RB , 5.00% , 10/01/29 ..... 1,500 1,572,847
Series 2022A , RB , 5.00% , 10/01/30 ..... 1,770 1,853,314
Series 2025B , RB , 5.00% , 10/01/32 ..... 500 568,483
Series 2022A , RB , 5.00% , 10/01/35 ..... 1,500 1,558,460
Anaheim Union High School District, Series A,
GO, 5.00%, 08/01/44 .............. 5,470 6,025,789
Antelope Valley Community College District
(a)
Series D , GO , 0.00% , 08/01/45 ........ 1,000 421,507
Series D , GO , 0.00% , 08/01/48 ........ 1,000 352,460
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(b)
................ 3,175 3,278,223
Arcadia Unified School District, Series 2025, GO,
4.50%, 08/01/54 ................. 6,945 7,086,206
Bay Area Toll Authority
Series 2023A , RB , VRDN, ( Barclays Bank plc
LOC ), 1.25% , 03/03/26
(b)
........... 14,045 14,045,000
Series 2023B , RB , VRDN, ( Barclays Bank plc
LOC ), 1.40% , 03/03/26
(b)
........... 4,285 4,285,000
Series 2017A , RB , VRDN, 2.95% , 04/01/26
(b)
690 690,075
Series 2025SSL-2 , RB , 5.00% , 04/01/26 .. 5,000 5,013,064
Series 2017S-7 , RB , 5.00% , 04/01/28 .... 1,945 2,075,928
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 500 510,573
Series 2023F-1 , RB , 5.00% , 04/01/29 .... 3,000 3,298,654
Series 2025F-1 , RB , 5.00% , 04/01/30 .... 1,900 2,145,674
Series 2017S-7 , RB , 4.00% , 04/01/31 .... 3,955 4,029,952
Series 2025SSL-2 , RB , 5.00% , 04/01/31 .. 3,000 3,471,324
Security
Par (000)
Par (000) Value
California (continued)
Series 2017S-7 , RB , 4.00% , 04/01/33 .... USD 2,695 $ 2,739,354
Series 2025SSL-1 , RB , 5.00% , 04/01/33 .. 3,400 4,096,175
Series 2026A , RB , VRDN,
0.00% , 10/01/33
(b) (c)
.............. 3,750 4,400,677
Series 2017S-7 , RB , 4.00% , 04/01/34 .... 5,515 5,598,535
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 400 403,659
Series 2025F-2 , RB , 5.00% , 04/01/39 .... 3,000 3,599,333
Series 2026F1 , RB , 5.00% , 04/01/40
(c)
... 2,500 3,108,856
Series 2025F-2 , RB , 5.00% , 04/01/40 .... 4,000 4,737,584
Series 2026F1 , RB , 5.00% , 04/01/41
(c)
... 2,000 2,489,147
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 4,720 4,729,478
Series 2026F1 , RB , 5.00% , 04/01/42
(c)
... 3,150 3,898,394
Series 2024F-2 , RB , 5.00% , 04/01/42 .... 3,000 3,335,365
Series 2025F-2 , RB , 5.00% , 04/01/42 .... 4,000 4,639,922
Series 2026F1 , RB , 5.00% , 04/01/43
(c)
... 1,810 2,220,030
Series 2024F-2 , RB , 5.00% , 04/01/43 .... 2,005 2,209,253
Series 2025F-1 , RB , 5.00% , 04/01/45 .... 1,045 1,167,469
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 2,500 2,426,417
Series 2025F-1 , RB , 5.00% , 04/01/53 .... 1,000 1,066,318
Series 2019S-8 , RB , 3.00% , 04/01/54 .... 5,085 3,813,205
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 1,000 1,051,651
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 2,000 2,136,232
Series 2019S-8 , RB , 5.00% , 04/01/56 .... 2,000 2,216,642
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 1,405 1,452,428
Belmont-Redwood Shores School District
Series 2011A , GO , 0.00% , 08/01/39
(a)
.... 4,000 2,510,993
Series A , GO , 4.50% , 08/01/54 ........ 1,000 1,015,201
Benicia Unified School District
Series B , GO , 5.00% , 08/01/51 ........ 1,000 1,071,591
Series B , GO , 5.00% , 08/01/58 ........ 2,000 2,120,776
Beverly Hills Unified School District
(a)
Series 2009 , GO , 0.00% , 08/01/27 ...... 11,500 11,186,632
Series 2016 , GO , 0.00% , 08/01/36 ...... 3,800 2,645,204
Series 2016 , GO , 0.00% , 08/01/37 ...... 5,870 3,897,562
Burbank Unified School District
Series 2025 , GO , 5.00% , 08/01/29 ...... 500 554,766
Series 2025 , GO , 5.00% , 08/01/30 ...... 500 569,142
California Educational Facilities Authority
Series V-1 , RB , 5.00% , 05/01/29 ....... 500 551,067
Series V-4 , RB , VRDN, 5.00% , 03/01/32
(b)
. 880 1,029,091
Series V-5 , RB , VRDN, 5.00% , 03/01/35
(b)
. 1,030 1,280,192
Series 2025A , RB , 5.00% , 10/01/35 ..... 2,530 3,171,362
Series T-1 , RB , 5.00% , 03/15/39 ....... 1,950 2,459,634
Series U-3 , RB , 5.00% , 06/01/43 ....... 5,090 6,261,994
Series U-6 , RB , 5.00% , 05/01/45 ....... 16,795 20,125,040
Series U-7 , RB , 5.00% , 06/01/46 ....... 2,650 3,126,133
Series V-1 , RB , 5.00% , 05/01/49 ....... 7,260 8,415,829
Series 2016 , RB , 5.00% , 10/01/49 ...... 250 250,610
Series 2018A , RB , 5.00% , 10/01/53 ..... 2,120 2,129,792
Series 2025A , RB , 5.00% , 11/01/55 ..... 2,000 2,104,377
California Infrastructure & Economic
Development Bank
Series 2016 , RB , 5.00% , 10/01/26 ...... 3,550 3,558,822
Series 2018 , RB , 5.00% , 10/01/26 ...... 215 219,241
Series 2018 , RB , 5.00% , 10/01/27 ...... 505 532,084
Series 2018 , RB , 5.00% , 10/01/28 ...... 545 581,965
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,000 1,084,519
Series 2003A , RB , 5.00% , 07/01/29 ( FGIC ) 810 854,906
Series 2025 , RB , 5.00% , 10/01/32 ...... 2,000 2,396,022
Series 2025 , RB , 5.00% , 05/15/33 ...... 1,000 1,204,706
Series 2003A , RB , 5.00% , 07/01/33 ( AMBAC ) 1,410 1,488,866
Series 2025 , RB , 5.00% , 10/01/33 ...... 7,450 9,090,258
Series 2025 , RB , 5.00% , 10/01/34 ...... 2,000 2,484,563
Series 2003A , RB , 5.00% , 07/01/36 ( AMBAC ) 740 781,391
Series 2025 , RB , 5.00% , 05/15/39 ...... 2,065 2,445,711

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2025 , RB , 5.00% , 10/01/39 ...... USD 2,000 $ 2,414,263
Series 2025 , RB , 5.00% , 05/15/40 ...... 1,000 1,167,039
Series 2025 , RB , 5.00% , 10/01/40 ...... 2,000 2,389,064
Series 2025 , RB , 5.00% , 05/15/41 ...... 1,000 1,154,042
Series 2016A , RB , 5.00% , 10/01/41 ..... 700 712,471
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,000 1,037,682
Series 2025 , RB , 5.00% , 10/01/42 ...... 5,000 5,847,115
Series 2018 , RB , 5.00% , 10/01/43 ...... 2,000 2,074,446
Series 2019 , RB , 5.00% , 08/01/44 ...... 1,510 1,589,671
Series 2023 , RB , 4.00% , 10/01/45 ...... 5,000 5,054,986
Series 2016A , RB , 4.00% , 10/01/45 ..... 500 506,036
Series 2024 , RB , 4.00% , 10/01/47 ...... 1,775 1,759,832
Series 2022A , RB , 5.00% , 10/01/47 ..... 1,175 1,254,708
Series 2018 , RB , 5.00% , 10/01/48 ...... 125 127,649
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,125 3,235,107
Series 2022A , RB , 5.00% , 10/01/52 ..... 5,000 5,262,425
Series 2025 , RB , 4.50% , 05/15/55 ...... 5,000 5,032,160
Series 2025 , RB , 5.25% , 05/15/59 ...... 3,000 3,235,366
California Municipal Finance Authority
Series 2017A , RB , 5.00% , 06/01/42 ..... 500 513,573
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,057,235
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49
(a)
.... 15,245 4,850,848
California State Public Works Board
Series 2024C , RB , 5.00% , 09/01/26 ..... 4,560 4,628,136
Series 2023B , RB , 5.00% , 12/01/26 ..... 530 541,900
Series 2021A , RB , 5.00% , 02/01/27 ..... 7,000 7,192,547
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,390 2,491,411
Series 2024C , RB , 5.00% , 09/01/27 ..... 2,185 2,283,149
Series 2023C , RB , 5.00% , 09/01/27 ..... 4,725 4,937,245
Series B , RB , 5.00% , 10/01/27 ......... 395 413,700
Series 2019C , RB , 5.00% , 11/01/27 ..... 1,140 1,196,802
Series 2023D , RB , 5.00% , 11/01/27 ..... 4,510 4,734,718
Series F , RB , 5.00% , 05/01/28 ......... 350 351,343
Series 2022B , RB , 5.00% , 06/01/28 ..... 2,000 2,134,508
Series 2024C , RB , 5.00% , 09/01/29 ..... 2,500 2,758,393
Series B , RB , 5.00% , 10/01/29 ......... 250 261,863
Series 2016C , RB , 5.00% , 11/01/29 ..... 1,000 1,020,286
Series 2019C , RB , 5.00% , 11/01/29 ..... 1,530 1,695,259
Series 2023B , RB , 5.00% , 12/01/29 ..... 1,550 1,721,028
Series 2023C , RB , 5.00% , 09/01/30 ..... 2,735 3,088,736
Series 2024C , RB , 5.00% , 09/01/30 ..... 1,500 1,694,005
Series 2020D , RB , 5.00% , 11/01/30 ..... 1,405 1,592,572
Series 2023C , RB , 5.00% , 09/01/31 ..... 4,875 5,630,604
Series 2023B , RB , 5.00% , 12/01/31 ..... 1,280 1,485,970
Series 2024C , RB , 5.00% , 09/01/32 ..... 1,880 2,214,122
Series 2024D , RB , 5.00% , 11/01/32 ..... 5,000 5,905,092
Series 2019C , RB , 5.00% , 11/01/32 ..... 1,010 1,113,503
Series 2024D , RB , 5.00% , 11/01/33 ..... 1,100 1,320,317
Series 2023C , RB , 5.00% , 09/01/34 ..... 5,000 5,957,904
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,575 1,603,266
Series 2016E , RB , 3.00% , 10/01/35 ..... 1,250 1,239,050
Series 2024A , RB , 5.00% , 04/01/37 ..... 215 254,293
Series 2024C , RB , 5.00% , 09/01/37 ..... 2,275 2,701,302
Series 2024C , RB , 5.00% , 09/01/38 ..... 2,000 2,354,391
Series 2024C , RB , 5.00% , 09/01/39 ..... 5,435 6,334,170
Series 2024D , RB , 3.00% , 11/01/39 ..... 7,000 6,774,960
Series 2021C , RB , 5.00% , 11/01/40 ..... 1,000 1,110,025
Series 2025C , RB , 5.00% , 11/01/40 ..... 2,500 2,944,218
Series 2021D , RB , 4.00% , 11/01/41 ..... 2,510 2,597,817
Series 2025C , RB , 5.00% , 11/01/41 ..... 4,500 5,271,982
Series 2024A , RB , 5.00% , 04/01/42 ..... 2,795 3,177,706
Series 2025C , RB , 5.00% , 11/01/42 ..... 4,250 4,930,045
Series 2025C , RB , 5.00% , 11/01/43 ..... 1,000 1,144,747
Series 2025C , RB , 5.00% , 11/01/44 ..... 1,000 1,128,832
Security
Par (000)
Par (000) Value
California (continued)
Series 2025C , RB , 5.00% , 11/01/47 ..... USD 10,810 $ 11,814,940
Series 2023D , RB , 4.63% , 11/01/48 ..... 6,760 7,018,427
Series 2024A , RB , 5.00% , 04/01/49 ..... 2,000 2,140,885
Series 2024D , RB , 4.00% , 11/01/49 ..... 5,000 4,945,544
California State University
Series 2016B-3 , RB , VRDN,
3.13% , 11/01/26
(b)
............... 2,300 2,300,155
Series 2017A , RB , 5.00% , 11/01/26 ..... 370 377,987
Series 2016A , RB , 5.00% , 11/01/27 ..... 1,385 1,392,117
Series 2016A , RB , 5.00% , 11/01/28 ..... 5,180 5,206,323
Series 2016A , RB , 5.00% , 11/01/29 ..... 3,235 3,251,385
Series 2019A , RB , 5.00% , 11/01/30 ..... 1,245 1,384,496
Series 2017A , RB , 5.00% , 11/01/30 ..... 1,605 1,660,946
Series 2017A , RB , 5.00% , 11/01/31 ..... 6,455 6,677,891
Series 2015A , RB , 5.00% , 11/01/31 ..... 30 30,069
Series 2016A , RB , 5.00% , 11/01/32 ..... 1,500 1,507,097
Series 2016A , RB , 5.00% , 11/01/33 ..... 5,300 5,324,367
Series 2015A , RB , 5.00% , 11/01/33 ..... 5 5,011
Series 2017A , RB , 5.00% , 11/01/33 ..... 1,325 1,369,896
Series 2020C , RB , 3.00% , 11/01/35 ..... 3,940 3,986,385
Series 2016A , RB , 4.00% , 11/01/35 ..... 3,000 3,004,700
Series 2017A , RB , 5.00% , 11/01/35 ..... 450 465,026
Series 2018A , RB , 5.00% , 11/01/35 ..... 1,145 1,231,207
Series 2015A , RB , 5.00% , 11/01/35 ..... 25 25,051
Series 2025A , RB , 5.00% , 11/01/36 ..... 3,230 4,000,292
Series 2017A , RB , 5.00% , 11/01/36 ..... 485 500,556
Series 2016A , RB , 4.00% , 11/01/37 ..... 2,455 2,458,045
Series 2025A , RB , 5.00% , 11/01/37 ..... 2,500 3,068,184
Series 2016A , RB , 4.00% , 11/01/38 ..... 2,540 2,542,818
Series 2025A , RB , 5.00% , 11/01/38 ..... 5,000 6,088,503
Series 2015A , RB , 5.00% , 11/01/38 ..... 5 5,009
Series 2019A , RB , 5.00% , 11/01/39 ..... 1,515 1,640,858
Series 2016A , RB , 5.00% , 11/01/41 ..... 650 652,111
Series 2015A , RB , 4.00% , 11/01/43 ..... 200 200,023
Series 2024A , RB , 5.00% , 11/01/43 ..... 4,800 5,470,201
Series 2015A , RB , 5.00% , 11/01/43 ..... 65 65,083
Series 2016A , RB , 4.00% , 11/01/45 ..... 985 984,957
Series 2020C , RB , 4.00% , 11/01/45 ..... 4,470 4,491,916
Series 2016A , RB , 5.00% , 11/01/45 ..... 760 761,749
Series 2024A , RB , 5.50% , 11/01/45 ..... 2,655 3,060,976
Series 2021A , RB , 3.00% , 11/01/46 ..... 2,000 1,639,480
Series 2024A , RB , 5.50% , 11/01/46 ..... 2,000 2,271,377
Series 2015A , RB , 5.00% , 11/01/47 ..... 15 15,014
Series 2020C , RB , 3.00% , 11/01/51 ..... 1,000 758,992
Series 2024A , RB , 5.50% , 11/01/55 ..... 17,130 18,897,943
California Statewide Communities Development
Authority, Series 2016, RB, 5.00%, 05/15/40 250 250,622
Campbell Union High School District, Series B,
GO, 4.00%, 08/01/38 .............. 2,000 2,017,726
Cerritos Community College District
Series 2012D , GO , 0.00% , 08/01/26
(a)
.... 545 540,062
Series 2019C , GO , 3.00% , 08/01/44 ..... 1,250 1,087,592
Series 2024A , GO , 4.00% , 08/01/49 ..... 7,000 6,910,817
Chabot-Las Positas Community College District
Series C , GO , 5.00% , 08/01/27 ........ 500 522,949
Series 2016 , GO , 4.00% , 08/01/34 ...... 1,000 1,005,290
Series B , GO , 3.00% , 08/01/36 ........ 1,455 1,461,087
Series 2017A , GO , 4.00% , 08/01/42 ..... 2,920 2,932,039
Series 2017A , GO , 4.00% , 08/01/47 ..... 3,000 2,969,315
Series C , GO , 5.25% , 08/01/48 ........ 3,735 4,033,780
Chaffey Community College District
Series A , GO , 3.00% , 06/01/33 ........ 1,800 1,839,559
Series B1 , GO , 5.50% , 06/01/49 ....... 4,930 5,492,209
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ 500 500,026

Schedule of Investments
(continued)
February 28, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series H , GO , 0.00% , 08/01/48
(a)
....... USD 4,890 $ 1,789,424
Series G , GO , 5.25% , 08/01/52 ........ 1,500 1,598,582
Chino Valley Unified School District
Series 2017 , GO , 3.00% , 08/01/30 ...... 7,005 7,084,283
Series 2017 , GO , 5.00% , 08/01/31 ...... 4,310 4,487,457
Series 2020B , GO , 4.00% , 08/01/45 ..... 2,500 2,510,679
Series 2022C , GO , 4.00% , 08/01/55 ..... 2,000 1,896,037
Series 2020B , GO , 5.00% , 08/01/55 ..... 4,000 4,146,577
Citrus Community College District, Series
2024B, GO, 5.00%, 08/01/49 ......... 1,000 1,072,672
City & County of San Francisco
Series 2022R-1 , GO , 5.00% , 06/15/26 ... 500 504,592
Series 2025F , GO , 5.00% , 06/15/26 ..... 5,000 5,045,922
Series 2022R-1 , GO , 5.00% , 06/15/27 ... 500 520,757
Series 2022R-1 , GO , 5.00% , 06/15/28 ... 8,215 8,827,412
Series 2024-R1 , GO , 5.00% , 06/15/28 ... 960 1,031,566
Series 2020R-1 , GO , 5.00% , 06/15/31 ... 2,160 2,316,894
Series 2024-R1 , GO , 5.00% , 06/15/32 ... 3,000 3,559,842
Series 2024R-1 , GO , 5.00% , 06/15/35 ... 1,880 2,298,162
City of Concord, COP, 2.13%, 04/01/41 .... 555 425,809
City of Glendale
Series 2025 , RB , 5.00% , 02/01/49 ...... 1,500 1,582,031
Series 2024-2 , RB , 5.00% , 02/01/54 ..... 2,000 2,083,456
City of Hayward, Series 2025, RB,
4.00%, 03/01/52 ................. 2,000 1,944,926
City of Irvine
Series 2025 , 5.00% , 09/01/50 ......... 1,500 1,616,224
Series 2025 , 5.00% , 09/01/60 ......... 1,855 1,988,906
City of Long Beach
Series 2025A , RB , 5.00% , 05/15/26 ..... 2,500 2,514,330
Series 2025 , RB , 5.00% , 05/15/40 ...... 1,100 1,250,401
Series 2025 , RB , 5.00% , 05/15/41 ...... 1,000 1,124,991
Series 2019A , RB , 5.00% , 05/15/44 ..... 2,000 2,102,462
City of Los Angeles
RB , 5.00% , 06/25/26 ............... 9,090 9,168,980
Series 2023A , RB , 5.00% , 02/01/37 ..... 1,000 1,174,276
Series 2023A , RB , 5.00% , 02/01/38 ..... 1,000 1,163,762
City of Los Angeles Department of Airports
Series 2020A , RB , 5.00% , 05/15/26 ..... 1,000 1,006,235
Series 2025C , RB , 5.00% , 05/15/26 ..... 2,000 2,012,470
Series 2020B , RB , 5.00% , 05/15/27 ..... 275 285,260
Series 2025E , RB , 5.00% , 05/15/27 ..... 1,680 1,742,682
Series 2020A , RB , 5.00% , 05/15/28 ..... 280 300,332
Series 2025C , RB , 5.00% , 05/15/30 ..... 625 709,150
Series 2025D , RB , 5.00% , 05/15/31 ..... 2,470 2,871,902
Series 2025C , RB , 5.00% , 05/15/31 ..... 1,285 1,494,086
Series 2020A , RB , 5.00% , 05/15/32 ..... 1,070 1,192,820
Series 2025C , RB , 5.00% , 05/15/32 ..... 2,750 3,265,622
Series 2020B , RB , 5.00% , 05/15/32 ..... 1,000 1,129,719
Series 2025C , RB , 5.00% , 05/15/33 ..... 1,250 1,512,331
Series 2025D , RB , 5.00% , 05/15/33 ..... 1,250 1,512,331
Series 2021B , RB , 5.00% , 05/15/35 ..... 2,105 2,405,170
Series 2025D , RB , 5.00% , 05/15/35 ..... 2,000 2,488,229
Series 2020A , RB , 5.00% , 05/15/36 ..... 5,330 5,867,564
Series 2025D , RB , 5.00% , 05/15/37 ..... 4,000 4,871,548
Series 2020A , RB , 5.00% , 05/15/39 ..... 7,455 8,117,585
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,425 1,546,627
Series 2025D , RB , 5.00% , 05/15/41 ..... 3,000 3,524,965
Series B , RB , 5.00% , 05/15/42 ......... 2,000 2,053,445
Series 2025D , RB , 5.00% , 05/15/43 ..... 2,000 2,296,487
Series 2025D , RB , 5.00% , 05/15/44 ..... 4,000 4,545,100
Series 2021B , RB , 5.00% , 05/15/45 ..... 2,205 2,367,472
Series 2025D , RB , 5.00% , 05/15/48 ..... 3,000 3,253,132
Series 2021B , RB , 5.00% , 05/15/48 ..... 475 500,295
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,020 1,056,550
Security
Par (000)
Par (000) Value
California (continued)
City of Los Angeles Wastewater System
Series 2022C , RB , 5.00% , 06/01/26 ..... USD 3,815 $ 3,843,711
Series 2025A , RB , 5.00% , 06/01/27 ..... 2,500 2,600,988
Series 2018B , RB , 5.00% , 06/01/27 ..... 3,860 4,015,925
Series 2025C , RB , 5.00% , 06/01/27 ..... 5,000 5,201,975
Series 2022C , RB , 5.00% , 06/01/29 ..... 1,000 1,103,714
Series A , RB , 5.00% , 06/01/30 ......... 1,305 1,356,340
Series 2022C , RB , 5.00% , 06/01/30 ..... 1,000 1,133,592
Series 2025A , RB , 5.00% , 06/01/31 ..... 1,000 1,163,765
Series 2022C , RB , 5.00% , 06/01/32 ..... 2,500 2,965,985
Series 2025A , RB , 5.00% , 06/01/33 ..... 1,000 1,212,128
Series 2025A , RB , 5.00% , 06/01/35 ..... 2,900 3,619,880
Series 2025A , RB , 5.00% , 06/01/38 ..... 3,160 3,829,966
Series A , RB , 4.00% , 06/01/42 ......... 500 501,995
Series 2018A , RB , 5.00% , 06/01/43 ..... 1,000 1,038,997
Series 2022A , RB , 5.00% , 06/01/47 ..... 5,275 5,629,267
Series A , RB , 5.25% , 06/01/47 ......... 1,000 1,017,662
Series 2022A , RB , 4.00% , 06/01/52 ..... 1,420 1,363,097
Series 2025A , RB , 5.00% , 06/01/55 ..... 5,000 5,325,925
City of Modesto
Series 2025 , RB , 5.00% , 11/01/50 ...... 1,000 1,073,504
Series 2025 , RB , 5.00% , 11/01/55 ...... 1,280 1,358,134
City of Oakland
Series 2023D , GO , 5.25% , 07/15/48 ..... 3,225 3,469,668
Series 2025B-1 , GO , 5.00% , 07/15/55 .... 1,000 1,055,077
City of Riverside
Series 2018A , RB , 5.00% , 08/01/30 ..... 250 268,922
Series 2018A , RB , 5.00% , 08/01/31 ..... 1,430 1,536,546
Series 2018A , RB , 5.00% , 08/01/33 ..... 800 855,500
Series 2019A , RB , 5.00% , 10/01/36 ..... 1,025 1,103,951
Series 2025A , RB , 5.00% , 08/01/40 ..... 750 886,746
Series 2019A , RB , 5.00% , 10/01/48 ..... 3,695 3,808,300
Series 2024A , RB , 5.00% , 10/01/49 ..... 3,970 4,257,355
City of Roseville
Series 2026 , RB , 5.00% , 02/01/40 ...... 1,250 1,490,248
Series 2026 , RB , 5.00% , 02/01/41 ...... 2,000 2,352,103
Series 2026 , RB , 5.00% , 02/01/42 ...... 1,000 1,161,438
Series 2026 , RB , 5.00% , 02/01/43 ...... 2,000 2,295,338
Series 2026 , RB , 5.00% , 02/01/44 ...... 2,000 2,260,973
City of San Francisco
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/27 ................ 5,000 5,270,410
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/30 ................ 10,000 11,476,334
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/30 ................ 2,575 2,955,156
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/31 ................ 8,500 9,992,349
Series 2023C , RB , 5.00% , 11/01/31 ..... 1,000 1,175,570
Series 2023C , RB , 5.00% , 11/01/32 ..... 1,000 1,199,193
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/33 ................ 5,000 6,105,722
Series 2023C , RB , 5.00% , 11/01/35 ..... 1,440 1,737,671
Series A , RB , 4.00% , 11/01/36 ......... 2,500 2,513,254
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/38 ................ 2,000 2,556,007
Series A , RB , 4.00% , 11/01/39 ......... 1,000 1,002,256
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/39 ................ 1,495 1,919,923
Series 2023C , RB , 5.00% , 11/01/39 ..... 1,000 1,171,304
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/40 ................ 3,430 4,397,723
Series 2020D , RB , 3.00% , 11/01/50 ..... 1,500 1,155,677
Series 2020B , RB , 5.00% , 11/01/50 ..... 3,600 3,656,524

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2025, Sub-Series E , RB ,
5.25% , 11/01/55 ................ USD 2,000 $ 2,177,985
City of San Jose
Series 2019C , GO , 5.00% , 09/01/28 ..... 370 400,000
Series 2021A , GO , 5.00% , 09/01/45 ..... 5,035 5,399,250
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 2,000 2,077,622
City of Santa Rosa
Series 2002B , RB , 0.00% , 09/01/31
( AMBAC )
(a)
.................... 1,435 1,254,660
Series 2002B , RB , 0.00% , 09/01/32
( AMBAC )
(a)
.................... 5,000 4,240,502
Series 2020A , RB , 5.00% , 09/01/34 ..... 4,470 5,046,939
Clovis Unified School District, Series D, GO,
4.00%, 08/01/40 ................. 55 55,023
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/26
(a)
.... 2,375 2,353,576
Series 2006B , GO , 0.00% , 08/01/27
(a)
.... 320 310,150
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(a)
4,925 4,663,003
Series 2006B , GO , 0.00% , 08/01/30
(a)
.... 2,985 2,694,790
Series 2017D , GO , 5.00% , 08/01/36 ..... 1,500 1,566,093
Series 2019F , GO , 3.00% , 08/01/39 ..... 2,520 2,450,763
Series 2017D , GO , 4.00% , 08/01/42 ..... 10,230 10,269,374
Series 2019F , GO , 0.00% , 08/01/43
(a)
.... 1,000 501,238
Colton Joint Unified School District
Series A , GO , 0.00% , 08/01/49 ( BAM )
(a)
... 750 249,371
Series A , GO , 0.00% , 08/01/50 ( BAM )
(a)
... 1,000 314,937
Series A , GO , 5.00% , 08/01/55 ( BAM ) .... 3,000 3,169,963
Contra Costa Community College District
Series 2020C , GO , 2.00% , 08/01/39 ..... 3,235 2,687,617
Series 2014A , GO , 4.00% , 08/01/39 ..... 1,250 1,250,353
Contra Costa Transportation Authority Sales Tax
Series 2018B , RB , 5.00% , 03/01/30 ..... 500 515,481
Series 2021A , RB , 4.00% , 03/01/33 ..... 4,225 4,618,616
Corona-Norco Unified School District
Series B , GO , 4.00% , 08/01/43 ........ 3,725 3,739,734
Series D , GO , 5.00% , 08/01/45 ........ 300 333,198
Series D , GO , 5.00% , 08/01/49 ........ 1,000 1,074,940
County of Sacramento Airport System
Series 2018A , RB , 5.00% , 07/01/26 ..... 1,465 1,478,867
Series 2018E , RB , 5.00% , 07/01/34 ..... 1,675 1,784,567
Series 2025E , RB , 5.00% , 07/01/37 ..... 750 905,400
Series 2025B , RB , 5.00% , 07/01/40 ..... 415 488,673
Series 2024 , RB , 5.00% , 07/01/49 ...... 1,155 1,230,871
Series 2024 , RB , 5.00% , 07/01/54 ...... 3,250 3,419,969
County of Santa Clara
Series 2017C , GO , 4.00% , 08/01/34 ..... 400 408,880
Series 2022D , GO , 5.00% , 08/01/34 ..... 5,890 6,959,297
Series 2017C , GO , 4.00% , 08/01/38 ..... 750 759,752
Desert Community College District
Series 2017 , GO , 4.00% , 08/01/39 ...... 500 504,342
Series 2024 , GO , 4.00% , 08/01/42 ...... 1,030 1,077,319
Series 2026 , GO , 5.00% , 08/01/45 ...... 2,000 2,238,265
Desert Sands Unified School District
Series 2025 , GO , 5.00% , 08/01/27 ...... 1,000 1,043,604
Series 2025 , GO , 5.00% , 08/01/28 ...... 2,600 2,799,372
Series 2019 , GO , 4.00% , 08/01/44 ...... 1,000 1,002,080
Series 2025 , GO , 4.00% , 08/01/50 ...... 3,000 2,939,542
Dublin Unified School District, Series B, GO,
4.25%, 08/01/53 ................. 2,000 2,001,600
East Bay Municipal Utility District Wastewater
System
Series 2025B , RB , 5.00% , 06/01/36 ..... 1,000 1,243,584
Series 2025B , RB , 5.00% , 06/01/37 ..... 1,000 1,230,246
Series 2025A , RB , 5.00% , 06/01/50 ..... 1,000 1,082,904
Security
Par (000)
Par (000) Value
California (continued)
East Bay Municipal Utility District Water System
Series 2025B , RB , 5.00% , 06/01/27 ..... USD 7,000 $ 7,288,082
Series 2025B , RB , 5.00% , 06/01/28 ..... 5,000 5,367,643
Series 2017B , RB , 5.00% , 06/01/29 ..... 2,200 2,288,740
Series 2024B , RB , 5.00% , 06/01/30 ..... 1,000 1,136,670
Series 2017B , RB , 5.00% , 06/01/32 ..... 1,560 1,618,720
Series 2017B , RB , 5.00% , 06/01/33 ..... 1,000 1,036,772
Series 2017B , RB , 5.00% , 06/01/34 ..... 430 445,457
Series 2025B , RB , 5.00% , 06/01/36 ..... 1,350 1,678,839
Series 2022A , RB , 5.00% , 06/01/37 ..... 2,000 2,320,965
Series 2017A , RB , 5.00% , 06/01/42 ..... 5,460 5,593,952
Series 2017A , RB , 4.00% , 06/01/45 ..... 1,000 1,001,300
Series 2017A , RB , 5.00% , 06/01/45 ..... 2,000 2,036,846
Series 2025B , RB , 5.00% , 06/01/45 ..... 1,000 1,124,890
Series 2025A , RB , 5.00% , 06/01/55 ..... 1,665 1,785,436
East County Advanced Water Purification Joint
Powers Authority
RB , 3.13% , 09/01/26 ............... 14,500 14,519,749
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 09/01/26 ................ 2,870 2,891,195
East Side Union High School District
Series D , GO , 5.00% , 08/01/26 ........ 3,500 3,546,223
Series D , GO , 5.00% , 08/01/27 ........ 350 365,813
Series 2024B , GO , 5.00% , 08/01/30 ( AGM ) 3,500 3,980,798
Series B , GO , 3.00% , 08/01/31 ........ 2,000 2,019,066
Series B , GO , 3.00% , 08/01/33 ........ 6,920 6,965,830
Series 2024B , GO , 5.00% , 08/01/34 ..... 4,000 4,929,083
Series B , GO , 3.00% , 08/01/36 ........ 2,615 2,614,958
Eastern Municipal Water District, Series 2018A,
RB, VRDN, (Bank of America NA SBPA),
1.10%, 03/03/26
(b)
................ 500 500,000
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 5.00% , 07/01/36 ..... 3,000 3,351,713
Series 2020A , RB , 4.00% , 07/01/38 ..... 2,310 2,419,269
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,000 1,017,726
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/27
(a)
.... 3,000 2,905,216
Series 2012C , GO , 0.00% , 08/01/29
(a)
.... 2,110 1,947,207
Series 2012C , GO , 0.00% , 08/01/32
(a)
.... 700 594,870
Series 2012C , GO , 0.00% , 08/01/33
(a)
.... 125 102,814
Series 2012C , GO , 0.00% , 08/01/34
(a)
.... 3,050 2,423,292
Series 2012C , GO , 0.00% , 08/01/38
(a)
.... 14,000 9,283,191
Series 2016A , GO , 4.00% , 08/01/45 ..... 500 500,129
El Monte Union High School District, Series B,
GO, 4.00%, 06/01/46 .............. 4,100 4,072,935
Elk Grove Finance Authority
Series 2025 , 5.00% , 09/01/33 ......... 1,000 1,187,448
Series 2025 , 5.00% , 09/01/36 ......... 1,000 1,217,966
Elk Grove Unified School District
Series 2021 , GO , 2.00% , 08/01/34 ...... 2,515 2,280,233
Series 2019 , GO , 4.00% , 08/01/46 ...... 2,855 2,797,221
Series 2017 , GO , 4.00% , 08/01/46 ...... 5,950 5,829,586
Escondido Union High School District
(a)
Series A , GO , 0.00% , 08/01/30 ........ 250 225,399
Series 2009 , GO , 0.00% , 08/01/37 ...... 190 133,439
Series 2011C , GO , 0.00% , 08/01/46 ..... 985 415,361
Series 2011C , GO , 0.00% , 08/01/51 ..... 1,155 381,579
Fontana Public Facilities Financing Authority
Series 2025A , RB , 5.00% , 11/01/37 ..... 460 557,900
Series 2025A , RB , 5.00% , 11/01/55 ..... 1,000 1,057,787
Fontana Unified School District, Series A, GO,
5.00%, 08/01/41 ................. 500 585,066

Schedule of Investments
(continued)
February 28, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(a)
............ USD 2,000 $ 1,614,313
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(a)
1,950 1,447,921
Series 2021A , GO , 3.00% , 08/01/40 ..... 5,160 4,914,697
Series 2016 , GO , 4.00% , 08/01/40 ...... 2,000 2,002,351
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/28
(a)
.... 440 423,968
Series 1995A , RB , 0.00% , 01/01/29
(a)
.... 500 471,766
Series 1995A , RB , 0.00% , 01/01/30 ( AGC-
ICC, AGM-CR )
(a)
................ 320 295,688
Series 2015A , RB , 0.00% , 01/15/33
(a)
.... 750 622,803
Series 2015A , RB , 0.00% , 01/15/34
(a)
.... 5,500 4,447,712
Series 2015A , RB , 0.00% , 01/15/35
(a)
.... 300 234,017
Series 2013A , RB , 0.00% , 01/15/36
(a)
.... 12,490 9,355,221
Series 2013A , RB , 0.00% , 01/15/37 ( AGM )
(a)
3,000 2,147,873
Series 2021A , RB , 4.00% , 01/15/46 ..... 14,595 14,311,635
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,200 1,098,704
Fremont Unified School District
Series D , GO , 2.00% , 08/01/36 ........ 1,000 865,783
Series A , GO , 5.25% , 08/01/42 ........ 3,675 4,203,532
Series A , GO , 4.00% , 08/01/44 ........ 8,520 8,625,985
Fremont Union High School District
Series 2026 , GO , 5.00% , 08/01/28 ...... 1,000 1,079,644
Series 2026A , GO , 5.00% , 08/01/39 ..... 1,685 2,020,065
Series 2021A , GO , 3.00% , 08/01/40 ..... 4,000 3,885,432
Series 2015 , GO , 4.00% , 08/01/40 ...... 1,950 1,951,709
Series 2026 , GO , 4.13% , 08/01/50 ...... 1,000 986,757
Fresno Joint Powers Financing Authority, Series
2017A, RB, 5.00%, 04/01/35 ......... 950 975,535
Fullerton Joint Union High School District, Series
2025A, GO, 4.00%, 08/01/46 ......... 5,150 5,165,313
Glendale Community College District
Series 2025A , GO , 5.00% , 08/01/27 ..... 250 261,654
Series B , GO , 3.00% , 08/01/47 ........ 500 398,917
Series B , GO , 4.00% , 08/01/50 ........ 8,085 7,873,498
Series 2025A , GO , 5.00% , 08/01/50 ..... 2,655 2,841,762
Series 2025A , GO , 5.00% , 08/01/55 ..... 1,335 1,416,929
Grossmont Healthcare District
Series 2025F , GO , 5.00% , 07/15/35 ..... 1,000 1,227,065
Series 2025F , GO , 5.00% , 07/15/40 ..... 1,250 1,461,996
Grossmont-Cuyamaca Community College
District
Series 2008C , GO , 0.00% , 08/01/30 ( AGC )
(a)
2,000 1,799,264
Series 2018B , GO , 4.00% , 08/01/47 ..... 1,000 989,772
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 1,000 1,001,285
Hayward Unified School District
Series 2025B , GO , 5.00% , 08/01/26 ( BAM ) 1,000 1,012,789
Series 2025B , GO , 5.00% , 08/01/27 ( BAM ) 1,000 1,043,747
Series 2025B , GO , 5.00% , 08/01/32 ..... 1,325 1,564,602
Series 2025B , GO , 5.00% , 08/01/43 ( BAM ) 500 566,155
Series 2025B , GO , 5.00% , 08/01/44 ( BAM ) 500 559,714
Series 2019A , GO , 4.00% , 08/01/48 ( BAM ) 1,000 964,459
Hillsborough City School District
(a)
Series B , GO , 0.00% , 09/01/30 ........ 4,995 4,515,724
Series B , GO , 0.00% , 09/01/31 ........ 5,075 4,468,657
Imperial Community College District, Series
2023A, GO, 5.00%, 08/01/48 (AGM) ..... 1,065 1,134,662
Imperial Irrigation District Electric System
Series 2025 , RB , 5.00% , 11/01/29 ...... 1,000 1,114,925
Series 2025 , RB , 5.00% , 11/01/45 ...... 1,500 1,664,484
Series 2016B-1 , RB , 5.00% , 11/01/46 .... 500 504,400
Inglewood Unified School District
Series B , GO , 5.00% , 08/01/26 ........ 1,500 1,518,244
Security
Par (000)
Par (000) Value
California (continued)
Series B , GO , 5.00% , 08/01/33 ........ USD 1,000 $ 1,189,034
Series B , GO , 5.00% , 08/01/35 ........ 1,215 1,479,654
Series B , GO , 5.50% , 08/01/41 ........ 500 603,777
Series B , GO , 5.50% , 08/01/43 ........ 500 586,638
Irvine Ranch Water District
Series 2009B , VRDN, ( Bank of America NA
LOC ), 1.10% , 03/03/26
(b)
........... 2,780 2,780,000
Series 2011A-1 , VRDN, ( Bank of America NA
LOC ), 1.10% , 03/03/26
(b)
........... 6,050 6,050,000
Series 2011A-2 , VRDN, ( Bank of America NA
LOC ), 1.10% , 03/03/26
(b)
........... 225 225,000
Series 2016 , 5.25% , 02/01/46 ......... 4,305 4,339,071
Lake Elsinore Facilities Financing Authority
Successor Agency, Series 2025A,
5.00%, 09/01/31 (AGC) ............ 1,000 1,145,020
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 5,465 4,741,018
Long Beach Community College District
Series 2019C , GO , 4.00% , 08/01/45 ..... 400 400,143
Series 2012B , GO , 0.00% , 08/01/49
(a)
.... 250 178,100
Series 2019C , GO , 4.00% , 08/01/49 ..... 300 288,297
Series 2025E , GO , 5.00% , 08/01/52 ..... 535 571,644
Long Beach Unified School District
Series 2016 , GO , 4.00% , 08/01/31 ...... 2,620 2,636,225
Series D-1 , GO , 0.00% , 08/01/33
(a)
...... 1,750 1,291,861
Series D-1 , GO , 0.00% , 08/01/37
(a)
...... 5,290 3,266,354
Series D-1 , GO , 0.00% , 08/01/39
(a)
...... 200 112,883
Series G , GO , 5.00% , 08/01/44 ........ 1,015 1,115,343
Series B , GO , 4.00% , 08/01/45 ........ 500 500,571
Series F , GO , 3.00% , 08/01/47 ......... 1,605 1,282,734
Series C , GO , 4.00% , 08/01/47 ........ 3,500 3,474,093
Series B , GO , 3.00% , 08/01/48 ........ 5,815 4,605,973
Series C , GO , 4.00% , 08/01/48 ........ 2,910 2,874,991
Series B , GO , 3.00% , 08/01/50 ........ 7,320 5,646,964
Los Angeles Community College District
Series F , GO , 5.00% , 08/01/26 ......... 2,120 2,145,962
Series A-1 , GO , 5.00% , 08/01/27 ....... 1,800 1,882,616
Series D , GO , 5.00% , 08/01/27 ........ 10,425 10,903,481
Series F , GO , 5.00% , 08/01/27 ......... 450 470,654
Series I , GO , 4.00% , 08/01/28 ......... 1,315 1,326,154
Series D , GO , 5.00% , 08/01/28 ........ 3,625 3,913,173
Series D , GO , 5.00% , 08/01/29 ........ 2,085 2,317,335
Series E , GO , 5.00% , 08/01/29 ........ 5,000 5,557,158
Series E , GO , 5.00% , 08/01/30 ........ 5,000 5,710,633
Series F , GO , 5.00% , 08/01/31 ......... 10,500 12,275,366
Series K , GO , 4.00% , 08/01/36 ........ 2,435 2,443,589
Series 2016 , GO , 4.00% , 08/01/37 ...... 1,915 1,920,427
Series K , GO , 4.00% , 08/01/37 ........ 4,325 4,337,256
Series K , GO , 4.00% , 08/01/38 ........ 1,460 1,463,219
Series K , GO , 3.00% , 08/01/39 ........ 855 843,787
Los Angeles County Facilities 2, Inc., Series
2024A, RB, 5.25%, 06/01/49 ......... 5,340 5,742,166
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/33 ..... 360 389,093
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,047,314
Series 2018A , RB , 4.00% , 12/01/48 ..... 500 483,830
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A , RB , 5.00% , 06/01/26 ..... 450 453,669
Series 2017A , RB , 5.00% , 07/01/26 ..... 415 419,534
Series 2020A , RB , 5.00% , 06/01/27 ..... 460 479,048
Series 2021A , RB , 5.00% , 06/01/28 ..... 1,040 1,116,948
Series 2020A , RB , 5.00% , 06/01/28 ..... 200 214,522
Series 2017A , RB , 5.00% , 07/01/28 ..... 270 281,513
Series 2016A , RB , 5.00% , 06/01/29 ..... 545 549,154

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2021A , RB , 5.00% , 06/01/30 ..... USD 2,450 $ 2,782,685
Series 2020A , RB , 5.00% , 06/01/30 ..... 1,500 1,699,729
Series 2023A , RB , 5.00% , 07/01/30 ..... 2,000 2,276,364
Series 2020A , RB , 5.00% , 06/01/31 ..... 5,680 6,424,334
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,655 2,996,343
Series 2023A , RB , 5.00% , 07/01/32 ..... 2,000 2,384,497
Series 2020A , RB , 5.00% , 06/01/33 ..... 3,460 3,897,450
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,020 2,338,099
Series 2023A , RB , 5.00% , 07/01/33 ..... 500 607,745
Series 2017A , RB , 5.00% , 07/01/33 ..... 1,000 1,040,649
Series 2020A , RB , 5.00% , 06/01/34 ..... 4,095 4,242,203
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,155 1,395,029
Series 2019B , RB , 5.00% , 07/01/34 ..... 3,065 3,269,858
Series 2020A , RB , 4.00% , 06/01/35 ..... 4,970 5,297,343
Series 2021A , RB , 4.00% , 06/01/35 ..... 5,000 5,465,486
Series 2019B , RB , 5.00% , 07/01/35 ..... 2,285 2,432,726
Series 2020A , RB , 4.00% , 06/01/37 ..... 1,250 1,316,279
Series 2024-A , RB , 5.00% , 06/01/37 ..... 4,000 4,809,330
Series 2017A , RB , 5.00% , 07/01/37 ..... 1,000 1,036,227
Series 2017A , RB , 5.00% , 07/01/38 ..... 1,390 1,439,341
Series 2017A , RB , 5.00% , 07/01/39 ..... 2,890 2,985,793
Series 2017A , RB , 5.00% , 07/01/42 ..... 2,400 2,463,286
Series 2021A , RB , 5.00% , 07/01/43 ..... 7,120 7,822,210
Series 2019A , RB , 5.00% , 07/01/44 ..... 3,770 3,946,747
Series 2021A , RB , 5.00% , 07/01/45 ..... 1,075 1,157,276
Los Angeles County Public Works Financing
Authority
Series 2025J , RB , 5.00% , 12/01/30 ..... 1,150 1,318,726
Series 2024H , RB , 5.00% , 12/01/32 ..... 1,085 1,296,598
Series 2019E-1 , RB , 5.00% , 12/01/33 .... 2,000 2,217,141
Series 2022G , RB , 5.00% , 12/01/33 ..... 1,185 1,381,357
Series 2024H , RB , 5.00% , 12/01/34 ..... 1,000 1,235,611
Series 2024H , RB , 5.00% , 12/01/37 ..... 3,390 4,087,119
Series 2024H , RB , 5.00% , 12/01/39 ..... 1,500 1,778,643
Series 2025J , RB , 5.00% , 12/01/39 ..... 1,750 2,107,773
Series 2025J , RB , 5.00% , 12/01/41 ..... 2,000 2,355,112
Series 2025J , RB , 5.00% , 12/01/42 ..... 6,000 6,978,674
Series 2025J , RB , 5.00% , 12/01/43 ..... 2,500 2,873,754
Series 2019E-1 , RB , 5.00% , 12/01/44 .... 1,000 1,058,273
Series 2021F , RB , 4.00% , 12/01/46 ..... 1,000 1,000,780
Series 2024H , RB , 4.00% , 12/01/53 ..... 1,000 946,485
Series 2024H , RB , 5.25% , 12/01/53 ..... 4,970 5,351,030
Los Angeles County Sanitation Districts
Financing Authority
Series 2016A , RB , 5.00% , 10/01/30 ..... 1,405 1,426,082
Series 2016A , RB , 5.00% , 10/01/31 ..... 1,640 1,664,513
Series 2016A , RB , 4.00% , 10/01/42 ..... 5,010 5,019,883
Los Angeles Department of Water & Power
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,815 4,847,665
Series 2018B , RB , 5.00% , 07/01/26 ..... 2,270 2,285,400
Series 2020A , RB , 5.00% , 07/01/26 ..... 3,645 3,679,696
Series 2024E , RB , 5.00% , 07/01/28 ..... 3,500 3,716,587
Series 2025A , RB , 5.00% , 07/01/28 ..... 860 902,029
Series 2024C , RB , 5.00% , 07/01/28 ..... 4,585 4,868,729
Series 2018A , RB , 5.00% , 07/01/28 ..... 1,175 1,232,423
Series 2022E , RB , 5.00% , 07/01/28 ..... 2,485 2,638,777
Series 2022E , RB , 5.00% , 07/01/29 ..... 2,945 3,201,454
Series 2025D , RB , 5.00% , 07/01/29 ..... 1,190 1,293,627
Series 2024E , RB , 5.00% , 07/01/29 ..... 1,725 1,875,215
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,500 1,666,382
Series 2024E , RB , 5.00% , 07/01/30 ..... 5,000 5,554,605
Series 2025C , RB , 5.00% , 07/01/30 ..... 5,000 5,493,315
Series 2025D , RB , 5.00% , 07/01/31 ..... 2,350 2,657,467
Series 2019D , RB , 5.00% , 07/01/32 ..... 1,000 1,081,665
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,760 1,882,876
Security
Par (000)
Par (000) Value
California (continued)
Series 2017B , RB , 5.00% , 07/01/32 ..... USD 1,960 $ 2,002,060
Series 2025B , RB , 5.00% , 07/01/32 ..... 1,385 1,592,518
Series 2025B , RB , 5.00% , 07/01/33 ..... 2,500 2,914,461
Series 2025B , RB , 5.00% , 07/01/35 ..... 2,825 3,350,973
Series 2024E , RB , 5.00% , 07/01/35 ..... 1,500 1,752,603
Series 2024C , RB , 5.00% , 07/01/36 ..... 2,000 2,306,543
Series 2025A , RB , 5.00% , 07/01/36 ( BAM ) 150 176,224
Series 2024A , RB , 5.00% , 07/01/36 ..... 1,750 2,018,225
Series 2019D , RB , 5.00% , 07/01/37 ..... 3,865 4,108,687
Series 2024B , RB , 5.00% , 07/01/37 ..... 4,000 4,573,814
Series 2025C , RB , 5.00% , 07/01/38 ..... 6,290 7,279,226
Series 2024C , RB , 5.00% , 07/01/38 ..... 2,285 2,593,198
Series 2020B , RB , 5.00% , 07/01/39 ..... 4,600 4,937,411
Series 2024E , RB , 5.00% , 07/01/39 ..... 2,250 2,548,811
Series 2022C , RB , 5.00% , 07/01/40 ..... 2,000 2,183,218
Series 2020B , RB , 5.00% , 07/01/40 ..... 1,500 1,604,482
Series 2025C , RB , 5.00% , 07/01/40 ..... 4,500 5,124,942
Series 2022C , RB , 5.00% , 07/01/41 ..... 2,000 2,174,964
Series 2025D , RB , 5.00% , 07/01/41 ..... 5,000 5,662,325
Series 2025A , RB , 5.00% , 07/01/42 ( BAM ) 400 448,381
Series 2022C , RB , 5.00% , 07/01/42 ..... 8,185 8,848,550
Series 2017A , RB , 5.00% , 07/01/42 ..... 695 703,644
Series 2024A , RB , 5.00% , 07/01/43 ..... 5 5,477
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,400 2,576,261
Series 2025A , RB , 5.00% , 07/01/43 ( BAM ) 1,000 1,109,708
Series 2024A , RB , 5.00% , 07/01/44 ..... 3,615 3,923,733
Series 2024C , RB , 5.00% , 07/01/44 ..... 1,000 1,085,403
Series 2025D , RB , 5.00% , 07/01/44 ..... 4,500 4,946,099
Series 2021C , RB , 5.00% , 07/01/45 ..... 3,000 3,163,337
Series 2019A , RB , 5.00% , 07/01/45 ..... 1,510 1,555,699
Series 2022B , RB , 5.00% , 07/01/47 ..... 3,000 3,163,095
Series 2017C , RB , 5.00% , 07/01/47 ..... 1,000 1,010,993
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 1,006,911
Series 2024D , RB , 5.00% , 07/01/47 ..... 9,750 10,421,758
Series 2019C , RB , 5.00% , 07/01/49 ..... 2,455 2,514,479
Series 2025A , RB , 5.00% , 07/01/50 ..... 1,750 1,839,425
Series 2022A , RB , 5.00% , 07/01/51 ..... 2,480 2,557,932
Series 2021C , RB , 5.00% , 07/01/51 ..... 2,575 2,655,917
Series 2022C , RB , 5.00% , 07/01/52 ..... 2,100 2,168,328
Series 2022B , RB , 5.00% , 07/01/52 ..... 1,000 1,034,969
Series 2024C , RB , 5.00% , 07/01/54 ..... 7,750 8,061,906
Series 2025D , RB , 5.25% , 07/01/56 ..... 1,570 1,672,127
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/27 ..... 415 424,842
Series 2025C , RB , 5.00% , 07/01/27 ..... 1,075 1,114,509
Series 2025A , RB , 5.00% , 01/01/30 ..... 1,595 1,733,578
Series 2018B , RB , 5.00% , 07/01/32 ..... 1,825 1,926,696
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,100 1,274,600
Series 2025B , RB , 5.00% , 07/01/35 ..... 400 474,474
Series 2017A , RB , 5.00% , 07/01/36 ..... 4,765 4,849,672
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,695 2,934,479
Series 2025C , RB , 5.00% , 07/01/37 ..... 3,750 4,377,738
Series 2025C , RB , 5.00% , 07/01/39 ..... 5,000 5,732,676
Series 2022C , RB , 5.00% , 07/01/40 ..... 4,130 4,537,603
Series 2022D , RB , 5.00% , 07/01/40 ..... 1,220 1,340,406
Series 2017A , RB , 5.00% , 07/01/41 ..... 2,000 2,026,788
Series 2024B , RB , 5.00% , 07/01/41 ..... 3,200 3,584,447
Series 2022B , RB , 5.00% , 07/01/42 ..... 2,310 2,497,269
Series 2024B , RB , 5.00% , 07/01/42 ..... 2,000 2,222,376
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,650 2,859,516
Series 2018B , RB , 5.00% , 07/01/43 ..... 4,345 4,484,352
Series 2017A , RB , 5.00% , 07/01/44 ..... 2,000 2,020,457
Series 2021B , RB , 5.00% , 07/01/46 ..... 2,950 3,083,040
Series 2022D , RB , 5.00% , 07/01/47 ..... 1,330 1,402,306

Schedule of Investments
(continued)
February 28, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2018A , RB , 5.00% , 07/01/48 ..... USD 1,000 $ 1,014,457
Series 2022B , RB , 4.00% , 07/01/49 ..... 1,000 954,503
Series 2023A , RB , 5.00% , 07/01/49 ..... 1,000 1,047,987
Series 2022B , RB , 5.00% , 07/01/52 ..... 4,760 4,914,877
Series 2023A , RB , 5.25% , 07/01/53 ..... 1,000 1,055,719
Series 2025C , RB , 5.00% , 07/01/55 ..... 1,090 1,139,575
Los Angeles Unified School District
Series 2024A , GO , 5.00% , 07/01/26 ..... 1,985 2,006,818
Series 2017A , GO , 5.00% , 07/01/26 ..... 6,855 6,930,346
Series 2022QRR , GO , 5.00% , 07/01/26 ... 1,350 1,364,838
Series 2019A , GO , 5.00% , 07/01/26 ..... 2,500 2,527,479
Series 2025A , GO , 5.00% , 07/01/27 ..... 5,000 5,219,419
Series 2024A , GO , 5.00% , 07/01/27 ..... 1,935 2,019,915
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,070 1,116,956
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,170 1,221,344
COP , 5.00% , 10/01/27 .............. 1,000 1,048,920
Series 2023QRR , GO , 5.00% , 07/01/28 ... 2,865 3,077,485
Series 2020C , GO , 5.00% , 07/01/28 ..... 100 107,417
Series 2020A , GO , 5.00% , 07/01/28 ..... 875 939,895
Series 2019A , GO , 5.00% , 07/01/28 ..... 3,945 4,237,584
Series 2020RYQ , GO , 5.00% , 07/01/28 ... 1,145 1,229,920
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 1,455 1,540,118
Series 2016B , GO , 2.00% , 07/01/29 ..... 6,640 6,519,143
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,850 2,044,321
Series 2024A , GO , 5.00% , 07/01/29 ..... 3,180 3,514,022
Series 2023QRR , GO , 5.00% , 07/01/29 ... 3,500 3,867,634
Series 2022QRR , GO , 5.00% , 07/01/29 ... 1,000 1,105,038
Series 2016B , GO , 5.00% , 07/01/30 ..... 1,000 1,009,934
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 1,245 1,315,841
Series 2020C , GO , 5.00% , 07/01/30 ..... 1,225 1,389,005
Series 2019A , GO , 5.00% , 07/01/30 ..... 2,485 2,742,252
Series 2021A , GO , 5.00% , 07/01/30 ..... 205 232,446
COP , 5.00% , 10/01/30 .............. 2,000 2,274,669
Series 2020C , GO , 4.00% , 07/01/31 ..... 1,000 1,085,932
Series 2024A , GO , 5.00% , 07/01/31 ..... 18,845 21,873,791
Series 2019A , GO , 5.00% , 07/01/31 ..... 1,000 1,101,201
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 500 527,633
Series 2021A , GO , 4.00% , 07/01/32 ..... 440 478,594
Series 2025A-1 , GO , 5.00% , 07/01/32 .... 5,000 5,929,642
Series 2024A , GO , 5.00% , 07/01/32 ..... 1,010 1,197,788
Series 2019A , GO , 5.00% , 07/01/32 ..... 1,500 1,643,672
Series 2024A , GO , 5.00% , 07/01/33 ..... 4,955 5,994,032
Series 2020A , GO , 5.00% , 07/01/33 ..... 6,020 6,786,948
Series 2023QRR , GO , 5.00% , 07/01/33 ... 1,760 2,129,061
Series 2024A , GO , 5.00% , 07/01/34 ..... 16,820 20,678,752
Series 2024QRR , GO , 5.00% , 07/01/35 ... 1,000 1,232,960
Series 2022QRR , GO , 5.00% , 07/01/36 ... 1,000 1,174,184
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 3,500 3,680,948
Series 2018B-1 , GO , 5.00% , 07/01/37 .... 1,000 1,046,159
Series 2024QRR , GO , 5.00% , 07/01/37 ... 3,460 4,179,422
COP , 5.00% , 10/01/37 .............. 785 932,201
Series 2020C , GO , 3.00% , 07/01/38 ..... 1,000 983,738
Series 2020C , GO , 4.00% , 07/01/39 ..... 2,620 2,723,116
Series 2025A , GO , 5.00% , 07/01/39 ..... 5,000 5,968,824
Series 2020RYQ , GO , 4.00% , 07/01/40 ... 3,010 3,110,109
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 3,075 3,208,281
Series 2023QRR , GO , 5.00% , 07/01/43 ... 2,575 2,899,064
Series 2020RYQ , GO , 4.00% , 07/01/44 ... 3,000 3,028,231
Series 2022QRR , GO , 5.25% , 07/01/47 ... 750 814,007
Series 2023QRR , GO , 5.25% , 07/01/48 ... 10,000 10,911,172
Series 2025A1 , GO , 5.00% , 07/01/49 .... 1,000 1,077,921
Los Gatos Union School District
Series 2025 , GO , 4.13% , 08/01/54 ...... 1,000 996,522
Series 2025 , GO , 4.13% , 08/01/55 ...... 2,500 2,485,715
Security
Par (000)
Par (000) Value
California (continued)
Manteca Unified School District, Series C, GO,
5.25%, 08/01/42 ................. USD 1,000 $ 1,184,566
Marin Community College District, Series B, GO,
4.00%, 08/01/40 ................. 2,400 2,449,345
Mendocino-Lake Community College District,
Series B, GO, 0.00%, 08/01/51
(a)
....... 250 79,991
Menlo Park City School District
Series 2010 , GO , 0.00% , 07/01/44
(a)
..... 435 465,369
Series 2025A , GO , 4.00% , 07/01/53 ..... 5,000 4,919,720
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/26 ..... 230 230,157
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,260 1,273,765
Series 2019A , RB , 5.00% , 07/01/27 ..... 790 824,882
Series 2011C , RB , 5.00% , 10/01/27 ..... 980 1,031,801
Series 2022A , RB , 5.00% , 10/01/27 ..... 175 184,250
Series 2022B , RB , 3.00% , 07/01/28 ..... 5,000 5,115,295
Series 2024B2 , RB , VRDN,
5.00% , 07/01/29
(b)
............... 935 995,371
Series 2022A , RB , 5.00% , 10/01/29 ..... 2,000 2,231,513
Series 2022B , RB , 3.00% , 07/01/30 ..... 725 749,491
Series 2024A , RB , 5.00% , 04/01/31 ..... 3,675 4,264,012
Series 2022A , RB , 5.00% , 10/01/33 ..... 1,000 1,194,238
Series 2019A , RB , 5.00% , 07/01/34 ..... 2,020 2,195,965
Series 2019A , RB , 5.00% , 07/01/37 ..... 1,000 1,076,416
Series 2025A , RB , 5.00% , 04/01/38 ..... 1,500 1,823,237
Series 2019A , RB , 5.00% , 07/01/38 ..... 1,015 1,088,959
Series 2024C , RB , 5.00% , 04/01/39 ..... 1,000 1,186,364
Series 2020C , RB , 5.00% , 07/01/39 ..... 355 391,711
Series 2020C , RB , 5.00% , 07/01/40 ..... 3,490 3,819,581
Series 2020A , RB , 5.00% , 10/01/45 ..... 1,000 1,053,657
Series 2023A , RB , 5.00% , 04/01/48 ..... 2,500 2,678,822
Series 2024C , RB , 5.00% , 04/01/49 ..... 5,990 6,443,068
Series 2020A , RB , 5.00% , 10/01/49 ..... 1,915 1,983,880
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 3,000 3,039,847
Modesto High School District, Series B, GO,
5.25%, 08/01/50 ................. 1,500 1,649,333
Modesto Irrigation District
Series 2019B , RB , 5.00% , 10/01/30 ..... 250 272,311
Series 2023A , RB , 5.25% , 10/01/48 ..... 1,000 1,087,174
Moreno Valley Unified School District
Series A , GO , 5.00% , 08/01/26 ( BAM ) .... 785 794,974
Series A , GO , 5.25% , 08/01/45 ( BAM ) .... 1,120 1,257,563
Series C , GO , 3.00% , 08/01/50 ( BAM ) ... 4,650 3,619,949
Mount Diablo Unified School District
Series 2025 , GO , 5.00% , 08/01/31 ...... 1,000 1,167,167
Series 2025 , GO , 5.00% , 08/01/35 ...... 500 623,756
Mountain View-Whisman School District, Series
B, GO, 4.00%, 09/01/42 ............ 250 252,646
Mt. San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 5,025 5,364,377
Series 2013A , GO , 0.00% , 08/01/43
(a)
.... 2,235 2,336,969
Series 2025A , GO , 5.00% , 08/01/43 ..... 500 577,669
Series 2024D , GO , 4.00% , 08/01/46 ..... 6,250 6,277,479
Series 2024D , GO , 4.00% , 08/01/49 ..... 10,355 10,223,072
Municipal Improvement Corp. of Los Angeles
Series 2023-A , RB , 5.00% , 05/01/26 ..... 3,280 3,296,269
Series 2016B , RB , 5.00% , 11/01/26 ..... 880 897,852
Series 2021C , RB , 5.00% , 11/01/26 ..... 710 724,403
Series 2021C , RB , 5.00% , 11/01/27 ..... 580 609,408
Series 2016B , RB , 5.00% , 11/01/28 ..... 3,080 3,135,641
Series 2016B , RB , 5.00% , 11/01/29 ..... 5,330 5,425,577
Series 2016B , RB , 5.00% , 11/01/30 ..... 800 814,132
Series 2016B , RB , 5.00% , 11/01/31 ..... 2,055 2,089,796
Series 2016B , RB , 5.00% , 11/01/32 ..... 2,095 2,128,801

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2016B , RB , 4.00% , 11/01/35 ..... USD 1,000 $ 1,004,887
Series 2023-A , RB , 5.00% , 05/01/36 ..... 775 918,202
Series 2023-A , RB , 5.00% , 05/01/41 ..... 1,730 1,962,791
New Haven Unified School District, Series A,
GO, 5.00%, 08/01/50 .............. 1,000 1,063,110
Newport Mesa Unified School District
(a)
Series 2007 , GO , 0.00% , 08/01/31 ( NPFGC ) 1,135 993,699
Series 2011 , GO , 0.00% , 08/01/32 ...... 4,000 3,429,539
Series 2011 , GO , 0.00% , 08/01/34 ...... 3,715 2,986,158
Series 2011 , GO , 0.00% , 08/01/35 ...... 2,000 1,549,567
Series 2011 , GO , 0.00% , 08/01/36 ...... 2,625 1,951,126
Series 2011 , GO , 0.00% , 08/01/38 ...... 500 339,909
Series 2017 , GO , 0.00% , 08/01/44 ...... 1,000 482,896
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 1,000 1,011,351
North Orange County Community College
District
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC )
(a)
.................... 3,000 2,915,802
Series B , GO , 4.00% , 08/01/44 ........ 6,500 6,537,887
Series C , GO , 4.00% , 08/01/44 ........ 2,625 2,679,245
Northern California Sanitation Agencies
Financing Authority
Series 2020A , RB , 5.00% , 12/01/27 ..... 750 792,033
Series 2021 , RB , 5.00% , 12/01/31 ...... 1,250 1,468,494
Series 2021 , RB , 5.00% , 12/01/33 ...... 1,270 1,484,658
Series 2021 , RB , 3.00% , 12/01/34 ...... 1,500 1,531,131
Series 2024A , RB , 5.00% , 12/01/35 ..... 6,000 7,389,719
Series 2024A , RB , 5.00% , 12/01/36 ..... 1,200 1,464,744
Series 2020A , RB , 5.00% , 12/01/50 ..... 4,105 4,282,149
Northern California Transmission Agency, Series
2016A, RB, 5.00%, 05/01/37 ......... 3,150 3,162,102
Norwalk-La Mirada Unified School District,
Series 2009E, GO, 0.00%, 08/01/38
(a)
.... 2,030 1,269,138
Oakland Unified School District
Series 2015 , GO , 5.00% , 08/01/26 ...... 6,710 6,732,013
Series 2016 , GO , 5.00% , 08/01/29 ...... 10,125 10,245,898
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/45 .............. 1,250 1,242,774
Orange County Local Transportation Authority
Sales Tax
Series 2025 , RB , 5.00% , 02/15/28 ...... 1,820 1,937,496
Series 2019 , RB , 5.00% , 02/15/30 ...... 500 548,973
Series 2019 , RB , 4.00% , 02/15/38 ...... 3,365 3,454,746
Series 2019 , RB , 5.00% , 02/15/41 ...... 1,500 1,586,470
Orange County Sanitation District, Series 2022A,
COP, 5.00%, 02/01/33 ............. 1,000 1,148,650
Orange County Water District
Series 2003A , COP , VRDN, ( Bank of America
NA LOC ), 1.10% , 03/10/26
(b)
........ 16,500 16,500,000
Series 2017A , RB , 4.00% , 08/15/41 ..... 2,755 2,765,099
Oxnard Union High School District
Series A , GO , 5.00% , 08/01/42 ........ 500 578,536
Series A , GO , 5.00% , 08/01/43 ........ 1,000 1,140,424
Series C , GO , 3.50% , 08/01/45 ........ 1,250 1,164,053
Series A , GO , 4.00% , 08/01/46 ........ 2,000 1,992,279
Series A , GO , 4.00% , 08/01/47 ........ 1,000 985,552
Pajaro Valley Unified School District, Series A,
GO, 5.00%, 08/01/49 .............. 3,000 3,241,909
Palo Alto Unified School District
Series 2025 , GO , 5.00% , 08/01/29 ...... 8,300 9,206,191
Series 2008-2 , GO , 0.00% , 08/01/31
(a)
... 3,450 3,067,737
Palomar Community College District
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,615 1,615,547
Series D , GO , 4.00% , 08/01/46 ........ 1,070 1,061,453
Security
Par (000)
Par (000) Value
California (continued)
Pasadena Unified School District
Series 2025A , GO , 5.00% , 08/01/27 ..... USD 1,000 $ 1,046,041
Series D , GO , 5.00% , 08/01/39 ........ 1,000 1,186,913
Series D , GO , 5.00% , 08/01/40 ........ 1,000 1,175,086
Series D , GO , 5.00% , 08/01/41 ........ 750 876,253
Series D , GO , 5.00% , 08/01/42 ........ 2,000 2,312,372
Series D , GO , 5.25% , 08/01/45 ........ 500 569,086
Series D , GO , 5.25% , 08/01/50 ........ 1,000 1,095,441
Peninsula Corridor Joint Powers Board Measure
RR Sales Tax
Series 2022A , RB , 5.00% , 06/01/47 ..... 2,025 2,139,319
Series 2022A , RB , 5.00% , 06/01/51 ..... 1,190 1,241,388
Peralta Community College District
Series 2025 , GO , 5.00% , 08/01/26 ...... 1,560 1,579,625
Series 2025C-1 , GO , 5.00% , 08/01/26 ... 3,310 3,351,640
Series 2025 , GO , 5.00% , 08/01/28 ...... 500 538,464
Series 2025 , GO , 5.00% , 08/01/29 ...... 500 553,887
Series 2025 , GO , 5.00% , 08/01/30 ...... 625 710,572
Pittsburg Successor Agency Redevelopment
Agency, Series A, 5.00%, 09/01/29 ...... 1,935 1,961,921
Placentia-Yorba Linda Unified School District
Series 2021A , GO , 3.00% , 08/01/39 ..... 1,650 1,622,311
Series D , GO , 0.00% , 08/01/40
(a)
....... 500 299,618
Series D , GO , 0.00% , 08/01/42
(a)
....... 200 107,548
Series D , GO , 0.00% , 08/01/46
(a)
....... 1,300 524,964
Pleasanton Unified School District
Series 2025 , GO , 5.00% , 08/01/27 ...... 750 783,885
Series 2025 , GO , 4.25% , 08/01/46 ...... 1,000 1,014,891
Pomona Unified School District, Series A, GO,
5.00%, 08/01/55 ................. 690 734,124
Port of Los Angeles
Series 2019B , RB , 5.00% , 08/01/26 ..... 2,030 2,055,063
Series 2016C , RB , 4.00% , 08/01/39 ..... 1,000 1,008,572
Poway Unified School District
(a)
Series A , GO , 0.00% , 08/01/27 ........ 2,500 2,422,158
Series A , GO , 0.00% , 08/01/31 ........ 790 690,431
Series A , GO , 0.00% , 08/01/32 ........ 450 381,380
Series B , GO , 0.00% , 08/01/33 ........ 2,800 2,299,607
Series B , GO , 0.00% , 08/01/34 ........ 7,165 5,692,898
Series B , GO , 0.00% , 08/01/35 ........ 500 382,220
Series B , GO , 0.00% , 08/01/36 ........ 1,000 731,573
Series B , GO , 0.00% , 08/01/38 ........ 755 506,243
Series B , GO , 0.00% , 08/01/39 ........ 8,335 5,346,117
Series B , GO , 0.00% , 08/01/46 ........ 7,940 3,288,304
Series B , GO , 0.00% , 08/01/51 ........ 5,000 1,609,707
Rancho Cucamonga Redevelopment
Agency Successor Agency, Series 2024,
5.00%, 09/01/30 ................. 1,000 1,133,577
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29
(a)
....... 4,000 3,670,188
Redding Joint Powers Financing Authority,
Series 2025A, RB, 5.00%, 06/01/50 ..... 1,000 1,057,289
Redondo Beach Unified School District, Series
A, GO, 5.00%, 08/01/50 ............ 1,000 1,068,731
Redwoods Community College District
Series 2025 , GO , 5.25% , 08/01/50 ( BAM ) . 2,000 2,178,481
Series 2025 , GO , 5.25% , 08/01/54 ( BAM ) . 1,000 1,081,989
Rio Hondo Community College District
Series 2010C , GO , 6.63% , 08/01/42 ..... 1,210 1,503,262
Series 2010C , GO , 6.85% , 08/01/42 ..... 2,960 3,757,303
Riverside Community College District
Series 2025A , GO , 5.00% , 08/01/26 ..... 1,000 1,013,207
Series 2025A , GO , 5.00% , 08/01/27 ..... 1,000 1,045,180
Series 2025A , GO , 5.00% , 08/01/28 ..... 600 646,897
Series 2019 , GO , 3.00% , 08/01/38 ...... 2,040 1,991,916

Schedule of Investments
(continued)
February 28, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2025A , GO , 4.00% , 08/01/50 ..... USD 1,750 $ 1,714,733
Series 2025A , GO , 4.00% , 08/01/54 ..... 585 563,790
Riverside County Public Financing Authority
Series 2025A , 5.00% , 10/01/30 ( BAM ) ... 640 724,770
Series 2025A , 5.00% , 10/01/31 ( BAM ) ... 1,940 2,244,750
Series 2025A , 5.00% , 10/01/35 ( BAM ) ... 1,950 2,388,852
Series 2025A , 5.00% , 10/01/36 ( BAM ) ... 1,530 1,847,573
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... 2,384 2,508,656
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 1,100 1,117,520
Series B , RB , 0.00% , 06/01/41
(a)
....... 2,500 1,374,177
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 6,020 5,634,579
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,521,898
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/29 ..... 1,500 1,583,014
Series 2017B , RB , 5.00% , 06/01/30 ..... 2,775 2,928,640
Series 2017B , RB , 5.00% , 06/01/31 ..... 640 674,804
Series 2017B , RB , 5.00% , 06/01/32 ..... 450 474,158
Series 2017B , RB , 5.00% , 06/01/37 ..... 1,020 1,067,575
Series 2017B , RB , 5.00% , 06/01/38 ..... 1,520 1,588,339
Series 2017A , RB , 5.00% , 06/01/39 ..... 410 422,741
Series 2017B , RB , 5.00% , 06/01/39 ..... 1,000 1,043,285
Riverside Unified School District, Series B, GO,
4.00%, 08/01/42 ................. 1,000 1,003,575
Rowland Unified School District, Series 2009B,
GO, 0.00%, 08/01/39
(a)
............. 1,000 608,943
Sacramento Area Flood Control Agency
Series 2016A , 5.00% , 10/01/31 ........ 1,380 1,404,249
Series 2016A , 5.00% , 10/01/47 ........ 1,000 1,008,640
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 6,690 7,425,588
Sacramento City Unified School District
Series 2024B , GO , 8.00% , 08/01/26 ..... 3,500 3,586,035
Series 2025C , GO , 5.00% , 08/01/41 ..... 1,000 1,163,923
Series 2025C , GO , 5.00% , 08/01/42 ..... 1,000 1,149,573
Series 2025C , GO , 5.00% , 08/01/43 ..... 1,000 1,134,038
Series 2022A , GO , 5.50% , 08/01/52 ( BAM ) 7,945 8,392,665
Series 2025C , GO , 5.00% , 08/01/54 ..... 2,000 2,119,020
Sacramento Metropolitan Fire District, Series
2025A, GO, 4.00%, 08/01/48 ......... 6,920 6,806,774
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/26 ..... 265 268,930
Series 2016D , RB , 5.00% , 08/15/27 ..... 860 900,933
Series 2021I , RB , 5.00% , 08/15/27 ...... 1,000 1,047,596
Series 2019G , RB , 5.00% , 08/15/30 ..... 1,000 1,109,707
Series 2023D , RB , VRDN, 5.00% , 10/15/30
(b)
1,000 1,122,725
Series 2025F , RB , VRDN, 5.00% , 10/15/31
(b)
5,000 5,714,891
Series 2025E , RB , VRDN, 5.00% , 10/15/32
(b)
3,750 4,406,499
Series 2020H , RB , 5.00% , 08/15/35 ..... 2,480 2,790,418
Series 2023K , RB , 5.00% , 08/15/42 ..... 1,000 1,132,229
Series 2023K , RB , 5.00% , 08/15/44 ..... 1,785 1,977,123
Series 2024M , RB , 5.00% , 11/15/49 ..... 3,500 3,759,000
Series 2020H , RB , 5.00% , 08/15/50 ..... 1,090 1,133,960
Series 2023K , RB , 5.00% , 08/15/53 ..... 4,445 4,706,369
Series 2024M , RB , 5.00% , 11/15/54 ..... 1,000 1,062,810
Sacramento Transportation Authority Sales Tax
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,500 1,625,984
Series 2023 , RB , 5.00% , 10/01/29 ...... 2,000 2,227,821
Series 2023 , RB , 5.00% , 10/01/32 ...... 1,750 2,089,327
Series 2023 , RB , 5.00% , 10/01/33 ...... 5,265 6,415,877
San Bernardino Community College District
Series 2025 , GO , 5.00% , 08/01/28 ...... 2,350 2,534,260
Series 2009B , GO , 0.00% , 08/01/44
(a)
.... 9,500 4,411,000
Series 2019A , GO , 4.00% , 08/01/44 ..... 500 515,817
Security
Par (000)
Par (000) Value
California (continued)
San Bernardino County Transportation Authority
Series 2026A , RB , 5.00% , 03/01/33 ..... USD 1,200 $ 1,448,774
Series 2026A , RB , 5.00% , 03/01/34 ..... 1,000 1,228,946
Series 2026A , RB , 5.00% , 03/01/39 ..... 1,650 1,995,584
Series 2026A , RB , 5.00% , 03/01/40 ..... 675 807,796
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 7,000 7,173,954
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/27 ...... 555 562,302
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,450 1,469,044
Series 2016 , GO , 5.00% , 08/01/30 ...... 975 987,640
Series 2016 , GO , 5.00% , 08/01/31 ...... 2,035 2,061,382
Series 2016 , GO , 4.00% , 08/01/32 ...... 1,185 1,195,503
Series 2016 , GO , 4.00% , 08/01/41 ...... 3,500 3,531,021
Series 2016 , GO , 5.00% , 08/01/41 ...... 6,250 6,331,027
Series A-1 , GO , 4.00% , 08/01/50 ....... 9,000 8,777,361
Series A-1 , GO , 5.00% , 08/01/55 ....... 5,000 5,338,921
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/31 ..... 1,000 1,100,145
Series 2019A , RB , 5.00% , 07/01/33 ..... 800 876,111
Series 2019A , RB , 5.00% , 07/01/35 ..... 1,500 1,633,768
Series 2019A , RB , 5.00% , 07/01/36 ..... 5,800 6,293,983
Series 2019A , RB , 5.00% , 07/01/39 ..... 2,000 2,143,941
Series A , RB , 5.00% , 07/01/42 ......... 1,000 1,024,759
Series 2019A , RB , 5.00% , 07/01/44 ..... 400 420,716
Series 2021A , RB , 4.00% , 07/01/46 ..... 2,000 1,995,848
Series 2019A , RB , 5.00% , 07/01/49 ..... 1,400 1,444,416
Series 2021A , RB , 4.00% , 07/01/56 ..... 1,000 942,454
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,300 1,389,443
Series 2023A , RB , 5.00% , 04/01/30 ..... 1,375 1,555,693
Series 2016A , RB , 5.00% , 04/01/32 ..... 1,835 1,839,616
Series 2026A , RB , 5.00% , 04/01/33 ..... 1,750 2,116,060
Series 2023A , RB , 5.00% , 04/01/35 ..... 1,500 1,793,197
Series 2026A , RB , 5.00% , 04/01/37 ..... 1,750 2,185,082
Series 2026A , RB , 5.00% , 04/01/40 ..... 1,500 1,810,503
Series 2016A , RB , 5.00% , 04/01/48 ..... 2,115 2,120,321
Series 2021B , RB , 5.00% , 04/01/48 ..... 4,380 4,591,287
Series 2026A , RB , 5.00% , 04/01/48 ..... 3,000 3,301,109
San Diego County Water Authority
Series 2021S-1 , RB , 5.00% , 05/01/28 .... 4,730 5,039,816
Series 2021B , RB , 4.00% , 05/01/38 ..... 2,500 2,662,016
Series 2022A , RB , 5.00% , 05/01/47 ..... 2,000 2,132,454
Series 2022A , RB , 5.00% , 05/01/52 ..... 1,570 1,647,343
San Diego Public Facilities Financing Authority
Series 2025A , RB , 5.00% , 10/15/26 ..... 2,500 2,551,079
Series 2016B , RB , 5.00% , 08/01/27 ..... 1,535 1,554,171
Series 2025A , RB , 5.00% , 10/15/27 ..... 4,000 4,213,266
Series 2016A , RB , 5.00% , 05/15/29 ..... 500 503,073
Series 2025A , RB , 5.00% , 10/15/29 ..... 1,135 1,267,743
Series 2016A , RB , 5.00% , 05/15/31 ..... 5,000 5,029,904
Series 2016B , RB , 5.00% , 08/01/33 ..... 1,290 1,304,718
Series 2018A , RB , 5.00% , 08/01/34 ..... 675 723,167
Series 2025A , RB , 5.00% , 10/15/36 ..... 1,000 1,239,004
Series 2025A , RB , 5.00% , 10/15/40 ..... 1,000 1,181,767
Series 2025A , RB , 5.00% , 08/01/41 ..... 2,000 2,356,485
Series 2025A , RB , 5.00% , 08/01/42 ..... 2,000 2,328,365
Series 2018A , RB , 5.00% , 08/01/43 ..... 500 522,087
Series 2021A , RB , 5.00% , 10/15/46 ..... 1,000 1,048,732
Series 2023A , RB , 5.25% , 08/01/48 ..... 4,080 4,474,938
Series 2024A , RB , 5.00% , 05/15/54 ..... 6,265 6,654,020
Series 2024A , RB , 5.00% , 10/15/54 ..... 3,995 4,218,013
Series 2025A , RB , 5.25% , 10/15/55 ..... 3,000 3,243,718

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Diego Unified School District
Series 2025R-8A , GO , 5.00% , 07/01/27 .. USD 2,000 $ 2,085,336
Series 2025I-2 , GO , 5.00% , 07/01/29 .... 1,590 1,760,606
Series 2022O-2 , GO , 5.00% , 07/01/29 ... 4,000 4,429,197
Series 2016R-5 , GO , 5.00% , 07/01/29 ... 5,760 5,817,798
Series 2010C , GO , 0.00% , 07/01/30
(a)
.... 1,840 1,665,661
Series 2025I-2 , GO , 5.00% , 07/01/30 .... 1,000 1,137,285
Series R-1 , GO , 0.00% , 07/01/31
(a)
...... 1,820 1,606,047
Series SR-1 , GO , 4.00% , 07/01/31 ...... 500 502,936
Series 2025I-2 , GO , 5.00% , 07/01/31 .... 1,000 1,164,923
Series 2012E , GO , 0.00% , 07/01/32
(a)
.... 3,440 2,930,278
Series SR-1 , GO , 4.00% , 07/01/32 ...... 220 221,212
Series 2025SR-5B , GO , 5.00% , 07/01/32 . 5,260 6,260,816
Series 2010C , GO , 0.00% , 07/01/35
(a)
.... 300 231,783
Series 2010C , GO , 0.00% , 07/01/36
(a)
.... 3,240 2,400,646
Series 2020D-2 , GO , 3.00% , 07/01/37 ... 2,400 2,407,750
Series 2010C , GO , 0.00% , 07/01/38
(a)
.... 1,930 1,303,553
Series 2010C , GO , 0.00% , 07/01/39
(a)
.... 4,350 2,800,587
Series 2020D-2 , GO , 3.00% , 07/01/39 ... 1,030 1,011,417
Series R-2 , GO , 0.00% , 07/01/40
(a)
...... 800 902,914
Series 2025P-2 , GO , 5.00% , 07/01/40 .... 700 831,025
Series R-2 , GO , 0.00% , 07/01/41
(a)
...... 450 496,227
Series 2024ZR-5A , GO , 5.00% , 07/01/41 .. 1,000 1,159,227
Series 2025P-2 , GO , 5.00% , 07/01/41 .... 1,325 1,558,135
Series 2010C , GO , 0.00% , 07/01/42
(a)
.... 3,215 1,775,192
Series 2012E , GO , 0.00% , 07/01/42
(a)
.... 1,340 1,184,586
Series 2025P-2 , GO , 5.00% , 07/01/42 .... 2,500 2,902,845
Series 2025P-2 , GO , 5.00% , 07/01/43 .... 1,940 2,227,150
Series 2019L , GO , 4.00% , 07/01/44 ..... 2,015 2,025,817
Series 2025P-2 , GO , 5.00% , 07/01/44 .... 1,500 1,703,878
Series 2010C , GO , 0.00% , 07/01/45
(a)
.... 2,780 1,274,126
Series 2024ZR-5A , GO , 5.00% , 07/01/45 .. 1,200 1,336,097
Series 2025P-2 , GO , 5.00% , 07/01/45 .... 1,000 1,125,002
Series 2010C , GO , 0.00% , 07/01/46
(a)
.... 1,860 800,263
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,451,020
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 1,100 445,203
Series 2012E , GO , 0.00% , 07/01/47
(a)
.... 3,025 2,510,312
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 780 778,355
Series 2017I , GO , 4.00% , 07/01/47 ...... 5,675 5,624,996
Series 2010C , GO , 0.00% , 07/01/48
(a)
.... 1,100 1,084,764
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 2,750 2,946,142
Series 2012E , GO , 0.00% , 07/01/49
(a)
.... 4,000 1,432,942
Series 2019L , GO , 4.00% , 07/01/49 ..... 1,000 984,311
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 8,055 6,216,503
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 5,085 4,967,368
Series 2021E-2 , GO , 4.00% , 07/01/51 .... 2,300 2,236,915
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 12,285 11,854,692
San Francisco Bay Area Rapid Transit District
Series 2020C-1 , GO , 4.00% , 08/01/35 ... 1,000 1,049,920
Series 2020C-1 , GO , 3.00% , 08/01/36 ... 6,275 6,287,858
Series 2019B-1 , GO , 4.00% , 08/01/37 .... 4,695 4,874,850
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 1,625 1,600,444
Series 2025E-1 , GO , 5.00% , 08/01/41 .... 2,520 2,970,084
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,000 1,004,041
Series 2025E-1 , GO , 5.00% , 08/01/42 .... 6,000 6,976,537
Series 2025E-1 , GO , 5.00% , 08/01/43 .... 1,000 1,146,011
Series 2025E-1 , GO , 5.00% , 08/01/44 .... 3,245 3,665,363
Series A-1 , GO , 5.00% , 08/01/47 ....... 1,015 1,033,153
Series 2019B-1 , GO , 3.00% , 08/01/49 .... 7,730 6,059,425
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 2,600 2,010,680
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2019A , RB , 4.00% , 07/01/35 ..... 3,800 3,855,242
Series 2019A , RB , 4.00% , 07/01/36 ..... 3,170 3,211,125
Series 2019A , RB , 4.00% , 07/01/37 ..... 1,000 1,010,624
Security
Par (000)
Par (000) Value
California (continued)
Series 2019A , RB , 4.00% , 07/01/38 ..... USD 2,000 $ 2,019,047
Series 2019A , RB , 3.00% , 07/01/44 ..... 4,200 3,641,629
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2018B , RB , VRDN, ( Barclays Bank plc
LOC ), 1.15% , 03/10/26
(b)
........... 17,000 17,000,000
Series 2016A , RB , 5.00% , 05/01/26 ..... 1,000 1,004,816
Series 2019D , RB , 5.00% , 05/01/30 ..... 1,630 1,794,077
Series 2019D , RB , 5.00% , 05/01/31 ..... 1,230 1,351,891
Series 2021-2B , RB , 5.00% , 05/01/32 .... 350 403,514
Series 2021-2B , RB , 5.00% , 05/01/34 .... 2,200 2,511,472
Series 2019D , RB , 5.00% , 05/01/35 ..... 1,955 2,129,644
Series 2020-2B , RB , 4.00% , 05/01/37 .... 4,000 4,185,995
Series 2025B , RB , 5.00% , 05/01/37 ..... 1,000 1,210,134
Series 2019D , RB , 5.00% , 05/01/38 ..... 1,040 1,121,371
Series 2025E , RB , 5.00% , 05/01/45 ..... 1,000 1,120,008
Series 2016C , RB , 5.00% , 05/01/46 ..... 4,850 4,860,305
Series 2017B , RB , 5.00% , 05/01/47 ..... 1,500 1,521,446
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,000 2,049,335
Series 2019B , RB , 5.00% , 05/01/49 ..... 3,000 3,097,911
Series 2024B , RB , 5.00% , 05/01/49 ..... 1,180 1,260,430
Series 2019-2F , RB , 5.00% , 05/01/50 .... 745 766,032
Series 2022-2B , RB , 5.00% , 05/01/52 .... 1,500 1,570,151
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/51 ................. 2,090 2,019,464
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/27 ..... 530 531,918
Series 2023A , RB , 5.00% , 10/01/28 ..... 3,195 3,464,192
Series 2023C , RB , VRDN, 4.00% , 10/01/29
(b)
11,740 12,414,692
Series 2023A , RB , 5.00% , 10/01/30 ..... 5,000 5,726,478
Series 2013B , RB , 4.00% , 10/01/42 ..... 2,175 2,175,219
Series 2018A , RB , 4.00% , 10/01/43 ..... 1,000 1,003,230
Series 2018B , RB , 5.00% , 10/01/43 ..... 1,000 1,038,276
Series 2021A , RB , 5.00% , 10/01/45 ..... 2,485 2,679,848
Series 2024C , RB , 5.00% , 10/01/49 ..... 3,500 3,785,038
Series 2024C , RB , 5.00% , 10/01/54 ..... 6,480 6,893,235
Series 2024D , RB , 5.00% , 10/01/54 ..... 2,000 2,127,542
San Francisco City & County Redevelopment
Agency Successor Agency, Series 2023B,
5.00%, 08/01/48 ................. 2,250 2,398,627
San Francisco Community College District
Series 2025 , GO , 5.00% , 06/15/27 ...... 5,195 5,398,483
Series 2025 , GO , 5.00% , 06/15/31 ...... 6,000 6,942,551
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 3.00%, 02/01/30 5,835 5,866,891
San Francisco Municipal Transportation Agency
Series 2017 , RB , 4.00% , 03/01/46 ...... 740 726,229
Series 2021C , RB , 4.00% , 03/01/51 ..... 2,400 2,277,595
San Francisco Unified School District
Series A , GO , 5.00% , 06/15/27 ........ 3,600 3,737,733
Series B , GO , 3.00% , 06/15/37 ........ 3,205 3,171,300
Series A , GO , 5.00% , 06/15/43 ........ 1,855 2,039,789
San Joaquin County Transportation Authority
Measure K Sales Tax
Series 2017 , RB , 5.00% , 03/01/32 ...... 1,475 1,520,726
Series 2017 , RB , 4.00% , 03/01/41 ...... 500 501,068
San Joaquin Hills Transportation Corridor
Agency
RB , 0.00% , 01/01/28
(a)
.............. 750 723,328
Series 2021A , RB , 5.00% , 01/15/31 ..... 1,500 1,669,356
Series 2021A , RB , 5.00% , 01/15/33 ..... 8,830 9,926,938
Series 2021A , RB , 4.00% , 01/15/34 ..... 3,107 3,292,147

Schedule of Investments
(continued)
February 28, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Jose Evergreen Community College District,
Series B, GO, 3.00%, 09/01/40 ........ USD 1,250 $ 1,206,528
San Jose Financing Authority
Series 2022B , RB , 5.00% , 11/01/43 ..... 1,115 1,239,918
Series 2022B , RB , 5.00% , 11/01/52 ..... 2,300 2,435,619
San Jose Redevelopment Agency Successor
Agency, Series A, 5.00%, 08/01/34 ...... 2,510 2,602,266
San Jose Unified School District
(a)
Series C , GO , 0.00% , 08/01/27 ( NPFGC ) . 2,000 1,940,335
Series 2002C , GO , 0.00% , 08/01/28
( NPFGC ) ..................... 1,455 1,379,902
Series C , GO , 0.00% , 08/01/29 ( NPFGC ) . 1,060 982,519
Series C , GO , 0.00% , 08/01/30 ( NPFGC ) . 3,150 2,852,448
Series C , GO , 0.00% , 06/01/31 ( NPFGC ) . 400 354,462
San Juan Unified School District
Series 2019N , GO , 4.00% , 08/01/29 ..... 5,000 5,038,116
Series 2019 , GO , 4.00% , 08/01/31 ...... 3,250 3,271,336
Series 2025 , GO , 5.25% , 08/01/43 ...... 2,185 2,530,048
Series 2025 , GO , 5.25% , 08/01/44 ...... 1,835 2,100,832
Series 2022 , GO , 4.00% , 08/01/46 ...... 1,095 1,096,388
San Leandro Unified School District, Series B,
GO, 5.00%, 08/01/52 .............. 1,500 1,603,950
San Marcos Unified School District
Series A , GO , 0.00% , 08/01/28
(a)
....... 655 618,825
Series 2025 , GO , 5.00% , 08/01/31 ...... 440 512,070
Series 2025 , GO , 5.00% , 08/01/36 ...... 300 371,932
Series B , GO , 0.00% , 08/01/38
(a)
....... 565 370,731
Series B , GO , 0.00% , 08/01/47
(a)
....... 1,370 532,997
San Mateo County Community College District
(a)
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC ) ..................... 5,070 5,016,391
Series 2006B , GO , 0.00% , 09/01/30
( NPFGC ) ..................... 4,500 4,062,796
Series A , GO , 0.00% , 09/01/30 ( NPFGC ) .. 2,000 1,805,687
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC ) ..................... 5,020 4,284,871
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC ) ..................... 3,380 2,602,828
San Mateo County Transit District, Series 2025A,
RB, 5.00%, 06/01/32 .............. 1,000 1,190,949
San Mateo Foster City Public Financing
Authority, Series 2019, RB, 5.00%, 08/01/49 3,000 3,115,625
San Mateo Foster City School District
Series A , GO , 6.13% , 08/01/32 ........ 920 1,010,211
Series A , GO , 0.00% , 08/01/42
(a)
....... 2,235 2,551,567
Series B , GO , 4.00% , 08/01/51 ........ 10,000 9,804,948
San Mateo Union High School District
(a)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 523,194
Series 2011A , GO , 0.00% , 09/01/41 ..... 1,915 2,145,280
Series 2011A , GO , 0.00% , 07/01/51 ..... 1,755 1,362,821
San Ysidro School District, Series 2025A, GO,
5.00%, 08/01/44 (BAM) ............ 3,000 3,350,631
Sanger Unified School District, COP,
5.00%, 06/01/45 ................. 1,000 1,042,631
Santa Barbara Community College District,
Series 2025A, GO, 6.00%, 08/01/55 ..... 2,000 2,324,195
Santa Barbara Finance Authority, Series 2024,
RB, 4.00%, 05/15/57 .............. 2,000 1,875,898
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/40
(a)
.... 1,755 1,009,965
Santa Barbara Unified School District, Series A,
GO, 4.00%, 08/01/41 .............. 2,000 2,016,391
Santa Clara County Financing Authority
Series 2016Q , RB , 3.00% , 05/15/34 ..... 7,735 7,735,445
Series 2026A , RB , 5.00% , 11/01/34
(c)
.... 3,000 3,681,463
Security
Par (000)
Par (000) Value
California (continued)
Series 2016Q , RB , 3.00% , 05/15/35 ..... USD 2,300 $ 2,299,941
Series 2026A , RB , 4.00% , 11/01/53
(c)
.... 3,000 2,898,927
Series 2026A , RB , 4.13% , 11/01/55
(c)
.... 3,000 2,930,544
Santa Clara Unified School District
Series 2019 , GO , 3.00% , 07/01/36 ...... 3,370 3,370,502
Series 2019 , GO , 3.25% , 07/01/44 ...... 5,000 4,510,024
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/27 ..... 1,005 1,039,123
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,000 1,068,377
Series 2023A , RB , 5.00% , 04/01/36 ..... 1,000 1,189,188
Santa Clara Valley Water District
Series 2023C-1 , COP , 4.00% , 06/01/26 ... 1,370 1,374,832
Series 2024A-1 , RB , 5.00% , 06/01/52 .... 2,500 2,658,719
Santa Clara Valley Water District Safe Clean
Water
Series 2022B , COP , 5.00% , 12/01/26 .... 1,825 1,863,418
Series 2022A , RB , 5.00% , 08/01/47 ..... 1,000 1,069,359
Santa Clarita Community College District, Series
2019, GO, 3.00%, 08/01/49 .......... 1,660 1,298,109
Santa Monica Community College District
Series 2018A , GO , 4.00% , 08/01/39 ..... 565 575,220
Series 2018A , GO , 5.00% , 08/01/43 ..... 2,590 2,698,276
Series 2018A , GO , 4.00% , 08/01/47 ..... 4,485 4,426,496
Santa Monica Public Financing Authority, Series
2021, RB, 2.13%, 07/01/46 .......... 5,500 3,730,486
Santa Monica-Malibu Unified School District
Series A , GO , 3.00% , 08/01/49 ........ 1,500 1,170,896
Series B , GO , 4.00% , 08/01/50 ........ 1,000 987,426
Series A , GO , 5.00% , 08/01/54 ........ 3,000 3,171,000
Series A , GO , 5.00% , 08/01/55 ........ 5,000 5,277,356
Sequoia Union High School District
Series 2025 , GO , 5.00% , 07/01/27 ...... 1,000 1,043,749
Series 2025 , GO , 5.00% , 07/01/50 ...... 2,000 2,154,096
Simi Valley Unified School District
(a)
Series 2007C , GO , 0.00% , 08/01/29 ..... 2,000 1,855,061
Series 2007C , GO , 0.00% , 08/01/32 ..... 10,000 8,579,283
Sonoma County Junior College District
Series B , GO , 3.00% , 08/01/41 ........ 1,500 1,370,261
Series A , GO , 5.00% , 08/01/41 ........ 4,770 4,809,959
Southern California Public Power Authority
Series 2020-3 , RB , VRDN, ( Bank of America
NA SBPA ), 1.45% , 03/03/26
(b)
....... 10,000 10,000,000
Series 2015C , RB , 5.00% , 07/01/26 ..... 1,070 1,073,238
Series 2025B , RB , VRDN, 3.70% , 07/01/27
(b)
2,500 2,514,409
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 2,610 2,771,512
Series 2023-1 , RB , 5.00% , 07/01/29 ..... 1,000 1,087,081
Series 2024A , RB , 5.00% , 07/01/29 ..... 770 837,052
Series 2025-2 , RB , VRDN, 5.00% , 07/01/29
(b)
875 930,152
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 3,000 3,332,763
Series 2023-1A , RB , 5.00% , 07/01/31 .... 1,525 1,724,526
Series 2024-1 , RB , 5.00% , 07/01/32 ..... 3,445 3,961,174
Series 2024A , RB , 5.00% , 07/01/34 ..... 2,500 2,945,354
Series 2024A , RB , 5.00% , 07/01/35 ..... 2,500 2,965,463
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 3,000 3,218,581
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 5,670 5,973,183
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 6,400 6,677,265
Southwestern Community College District
Series 2025A , GO , 5.25% , 08/01/27 ..... 1,750 1,832,634
Series 2004 , GO , 0.00% , 08/01/28
( NPFGC )
(a)
.................... 2,500 2,362,492
Series C , GO , 0.00% , 08/01/41
(a)
....... 650 376,986
Series C , GO , 0.00% , 08/01/46
(a)
....... 6,730 2,730,934
Series A , GO , 4.00% , 08/01/47 ........ 2,000 1,979,543
State of California
GO , 5.00% , 04/01/26 ............... 1,165 1,167,774

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 08/01/26 ............... USD 7,965 $ 8,063,258
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,280 2,308,187
GO , 5.00% , 09/01/26 ............... 16,195 16,436,176
Series C , GO , 5.00% , 09/01/26 ........ 75 75,174
GO , 5.00% , 10/01/26 ............... 14,340 14,539,852
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,500 2,549,678
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 200 205,538
GO , 4.00% , 03/01/27 ............... 5,000 5,102,054
GO , 5.00% , 03/01/27 ............... 10 10,023
GO , 5.00% , 04/01/27 ............... 680 702,257
Series 2016 , GO , 5.00% , 08/01/27 ...... 760 769,327
Series C , GO , 5.00% , 08/01/27 ........ 3,350 3,495,019
GO , 5.00% , 08/01/27 ............... 1,500 1,518,408
GO , 5.00% , 09/01/27 ............... 7,055 7,264,146
GO , 4.00% , 10/01/27 ............... 1,740 1,797,131
GO , 5.00% , 10/01/27 ............... 8,665 8,911,928
GO , 5.00% , 11/01/27 ............... 9,600 10,088,043
Series 2020 , GO , 5.00% , 11/01/27 ...... 1,200 1,261,005
Series 2017 , GO , 5.00% , 11/01/27 ...... 1,325 1,392,360
GO , 5.00% , 12/01/27 ............... 6,780 7,141,693
GO , 5.00% , 08/01/28 ............... 13,355 13,860,432
GO , 4.00% , 09/01/28 ............... 1,450 1,462,776
GO , 5.00% , 09/01/28 ............... 5,500 5,828,941
Series 2024 , GO , 5.00% , 09/01/28 ...... 895 961,780
GO , 5.00% , 10/01/28 ............... 10,295 11,088,090
GO , 5.00% , 11/01/28 ............... 5,135 5,543,027
GO , 5.00% , 12/01/28 ............... 4,040 4,370,823
GO , 3.00% , 03/01/29 ............... 1,000 1,000,350
GO , 4.00% , 03/01/29 ............... 280 296,266
GO , 5.00% , 03/01/29 ............... 3,115 3,392,803
GO , 5.00% , 04/01/29 ............... 4,375 4,775,501
Series 2016 , GO , 5.00% , 08/01/29 ...... 1,920 1,943,833
GO , 5.00% , 08/01/29 ............... 4,440 4,829,705
GO , 4.00% , 09/01/29 ............... 10,005 10,677,806
GO , 5.00% , 09/01/29 ............... 6,680 6,779,546
GO , 5.00% , 10/01/29 ............... 12,115 13,213,588
GO , 5.00% , 11/01/29 ............... 1,500 1,662,018
Series 2017 , GO , 5.00% , 11/01/29 ...... 3,000 3,148,782
GO , 5.00% , 12/01/29 ............... 2,405 2,670,370
GO , 5.00% , 03/01/30 ............... 170 189,944
GO , 5.00% , 04/01/30 ............... 3,175 3,525,850
GO , 4.00% , 08/01/30 ............... 5,000 5,033,467
GO , 5.00% , 08/01/30 ............... 1,545 1,639,014
Series C , GO , 5.00% , 08/01/30 ........ 100 104,116
Series C , GO , 5.00% , 09/01/30 ........ 145 145,332
GO , 5.00% , 10/01/30 ............... 2,000 2,264,720
Series 2017 , GO , 5.00% , 11/01/30 ...... 4,680 4,904,506
GO , 5.00% , 11/01/30 ............... 9,275 10,522,098
GO , 5.00% , 03/01/31 ............... 1,000 1,114,820
GO , 5.00% , 04/01/31 ............... 6,415 7,340,892
GO , 3.25% , 08/01/31 ............... 6,040 6,367,038
GO , 5.00% , 08/01/31 ............... 1,450 1,671,009
GO , 5.25% , 08/01/31 ............... 200 200,490
GO , 5.00% , 09/01/31 ............... 5,060 5,537,080
Series 2024 , GO , 5.00% , 09/01/31 ...... 3,000 3,463,297
GO , 5.00% , 10/01/31 ............... 695 795,991
GO , 5.00% , 11/01/31 ............... 22,140 24,722,120
Series 2017 , GO , 5.00% , 11/01/31 ...... 3,000 3,141,502
GO , 5.00% , 03/01/32 ............... 2,500 2,779,103
GO , 5.00% , 04/01/32 ............... 6,805 7,839,041
GO , 3.50% , 08/01/32 ............... 5,945 6,362,111
GO , 5.00% , 08/01/32 ............... 8,525 9,995,665
Series 2007 , GO , 5.25% , 08/01/32 ( AGM ) . 11,375 13,242,592
GO , 5.00% , 09/01/32 ............... 16,325 18,691,822
Series 2024 , GO , 5.00% , 09/01/32 ...... 5,000 5,872,013
Security
Par (000)
Par (000) Value
California (continued)
GO , 3.00% , 10/01/32 ............... USD 820 $ 820,086
GO , 5.00% , 10/01/32 ............... 2,750 3,113,006
GO , 5.00% , 11/01/32 ............... 2,550 2,873,239
GO , 5.00% , 12/01/32 ............... 775 780,444
GO , 5.00% , 03/01/33 ............... 4,690 5,201,829
GO , 5.00% , 04/01/33 ............... 6,400 7,416,345
GO , 5.00% , 08/01/33 ............... 7,605 7,824,493
GO , 4.00% , 09/01/33 ............... 3,560 3,583,719
Series 2024 , GO , 5.00% , 09/01/33 ...... 6,045 7,223,196
GO , 5.00% , 09/01/33 ............... 4,215 4,729,532
GO , 3.00% , 10/01/33 ............... 2,500 2,534,117
GO , 4.00% , 10/01/33 ............... 2,855 3,085,286
GO , 5.00% , 10/01/33 ............... 55 55,119
GO , 5.00% , 03/01/34 ............... 3,600 3,985,506
Series 2024 , GO , 4.00% , 09/01/34 ...... 5,000 5,619,926
GO , 4.00% , 09/01/34 ............... 865 870,205
GO , 5.00% , 09/01/34 ............... 3,935 3,988,533
GO , 3.00% , 10/01/34 ............... 3,170 3,204,341
GO , 4.00% , 10/01/34 ............... 1,535 1,652,530
GO , 5.00% , 10/01/34 ............... 5,230 6,170,083
GO , 3.00% , 11/01/34 ............... 7,475 7,589,631
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,300 3,377,496
GO , 5.00% , 11/01/34 ............... 1,000 1,071,553
GO , 5.00% , 12/01/34 ............... 1,780 1,998,713
GO , 5.00% , 04/01/35 ............... 1,000 1,082,071
GO , 5.00% , 08/01/35 ............... 6,410 7,331,904
GO , 5.00% , 09/01/35 ............... 4,085 4,138,538
Series 2024 , GO , 5.00% , 09/01/35 ...... 4,470 5,337,481
GO , 3.00% , 10/01/35 ............... 1,850 1,862,105
GO , 4.00% , 10/01/35 ............... 1,735 1,858,741
GO , 5.00% , 10/01/35 ............... 5,000 5,010,561
GO , 4.00% , 03/01/36 ............... 11,285 11,902,727
GO , 5.00% , 08/01/36 ............... 1,890 2,004,679
GO , 5.00% , 09/01/36 ............... 2,000 2,025,415
GO , 3.00% , 10/01/36 ............... 15,000 15,010,985
GO , 4.00% , 10/01/36 ............... 4,225 4,442,134
GO , 5.00% , 10/01/36 ............... 6,535 7,608,465
Series 2017 , GO , 5.00% , 11/01/36 ...... 3,290 3,421,027
GO , 4.00% , 03/01/37 ............... 3,815 4,003,236
GO , 5.00% , 08/01/37 ............... 2,125 2,248,360
GO , 4.00% , 09/01/37 ............... 3,505 3,519,151
Series 2024 , GO , 4.00% , 09/01/37 ...... 2,700 2,941,856
Series 2024 , GO , 5.00% , 09/01/37 ...... 8,775 10,311,167
GO , 5.00% , 09/01/37 ............... 8,000 9,321,046
Series 2019 , GO , 3.00% , 10/01/37 ...... 1,375 1,357,199
GO , 5.00% , 11/01/37 ............... 3,000 3,441,152
GO , 5.00% , 08/01/38 ............... 2,250 2,270,347
GO , 5.00% , 09/01/38 ............... 5,565 6,433,913
GO , 4.00% , 11/01/38 ............... 4,950 5,191,877
GO , 5.00% , 09/01/39 ............... 4,125 4,724,140
GO , 4.00% , 10/01/39 ............... 3,500 3,631,033
GO , 5.00% , 10/01/39 ............... 1,000 1,139,958
GO , 5.25% , 10/01/39 ............... 4,125 4,132,321
GO , 4.00% , 11/01/39 ............... 2,500 2,603,122
GO , 5.00% , 11/01/39 ............... 5,505 6,037,926
GO , 4.00% , 03/01/40 ............... 2,000 2,064,579
GO , 4.00% , 11/01/40 ............... 1,150 1,189,021
GO , 4.00% , 10/01/41 ............... 7,895 8,160,114
GO , 5.00% , 10/01/41 ............... 2,425 2,659,505
GO , 3.00% , 11/01/41 ............... 4,420 4,122,896
GO , 5.00% , 11/01/41 ............... 2,000 2,313,576
Series 2022 , GO , 4.00% , 04/01/42 ...... 1,680 1,733,689
Series 2022 , GO , 5.00% , 04/01/42 ...... 1,515 1,673,978
GO , 5.00% , 09/01/42 ............... 5,000 5,557,305
GO , 5.00% , 10/01/42 ............... 10,765 11,997,492

Schedule of Investments
(continued)
February 28, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 08/01/43 ............... USD 5,625 $ 6,411,457
GO , 4.00% , 09/01/43 ............... 13,070 13,434,464
GO , 5.00% , 09/01/43 ............... 4,000 4,458,865
Series 2024 , GO , 5.00% , 09/01/43 ...... 5,000 5,607,110
GO , 5.00% , 11/01/43 ............... 2,000 2,260,304
GO , 2.38% , 12/01/43 ............... 925 726,537
Series 2024 , GO , 5.00% , 09/01/44 ...... 1,000 1,112,513
GO , 4.00% , 11/01/44 ............... 975 975,062
GO , 4.00% , 03/01/45 ............... 500 499,978
GO , 5.00% , 04/01/45 ............... 3,145 3,280,604
GO , 4.00% , 08/01/45 ............... 250 249,989
GO , 5.00% , 08/01/45 ............... 4,865 5,441,683
GO , 5.00% , 10/01/45 ............... 1,145 1,251,102
GO , 5.00% , 11/01/45 ............... 3,000 3,331,295
GO , 3.00% , 03/01/46 ............... 3,000 2,481,642
GO , 4.00% , 03/01/46 ............... 9,960 9,994,800
GO , 5.00% , 08/01/46 ............... 6,500 6,527,130
GO , 5.00% , 09/01/46 ............... 1,000 1,005,101
GO , 3.00% , 12/01/46 ............... 2,000 1,647,958
GO , 5.00% , 12/01/46 ............... 2,000 2,118,883
GO , 5.25% , 09/01/47 ............... 5,045 5,481,166
GO , 5.00% , 10/01/47 ............... 3,850 3,852,718
Series 2017 , GO , 4.00% , 11/01/47 ...... 1,500 1,491,577
Series 2024 , GO , 5.00% , 09/01/48 ...... 2,000 2,157,135
GO , 4.13% , 03/01/49 ............... 655 658,582
GO , 5.00% , 08/01/49 ............... 4,740 5,113,658
GO , 5.50% , 08/01/49 ............... 3,275 3,662,155
GO , 3.00% , 03/01/50 ............... 505 394,154
GO , 5.00% , 08/01/50 ............... 4,000 4,324,567
GO , 4.00% , 10/01/50 ............... 2,500 2,473,422
GO , 3.00% , 11/01/50 ............... 1,500 1,166,835
GO , 2.38% , 10/01/51 ............... 2,000 1,313,858
GO , 3.00% , 04/01/52 ............... 2,000 1,540,384
GO , 4.25% , 09/01/52 ............... 1,310 1,317,263
GO , 5.00% , 11/01/52 ............... 3,000 3,215,014
GO , 5.25% , 09/01/53 ............... 7,000 7,560,102
GO , 5.25% , 08/01/54 ............... 500 543,622
GO , 5.50% , 08/01/54 ............... 5,000 5,535,998
GO , 5.00% , 03/01/55 ............... 16,135 17,280,467
GO , 5.25% , 08/01/55 ............... 2,665 2,917,402
GO , 5.00% , 11/01/55 ............... 1,000 1,068,740
State of California Department of Water
Resources
Series BB , RB , 5.00% , 12/01/26 ........ 1,900 1,946,103
Series BG , RB , 5.00% , 12/01/27 ....... 5,000 5,282,712
Series BG , RB , 5.00% , 12/01/28 ....... 5,000 5,447,903
Series AW , RB , 5.00% , 12/01/28 ....... 1,040 1,063,823
Series AW , RB , 5.00% , 12/01/29 ....... 4,730 4,836,191
Series AW , RB , 5.00% , 12/01/30 ....... 4,700 4,804,742
Series BD , RB , 5.00% , 12/01/31 ....... 2,555 2,971,426
Series BA , RB , 5.00% , 12/01/32 ........ 2,540 2,788,467
Series BB , RB , 5.00% , 12/01/33 ........ 2,045 2,333,142
Series BA , RB , 5.00% , 12/01/33 ........ 1,500 1,643,594
Series AW , RB , 5.00% , 12/01/33 ....... 1,050 1,074,637
Series BD , RB , 4.00% , 12/01/34 ....... 2,005 2,206,285
Series AW , RB , 4.00% , 12/01/35 ....... 1,000 1,008,954
Series BD , RB , 4.00% , 12/01/35 ....... 3,000 3,274,880
Series BA , RB , 5.00% , 12/01/35 ........ 580 638,183
Series 2026A , RB , 5.00% , 12/01/40 ..... 1,350 1,607,793
Series 2026A , RB , 5.00% , 12/01/41 ..... 1,550 1,837,657
Series 2026A , RB , 5.00% , 12/01/44 ..... 2,110 2,409,550
Series 2026A , RB , 5.00% , 12/01/45 ..... 990 1,114,914
Series 2026A , RB , 5.00% , 12/01/46 ..... 375 416,588
Series 2026A , RB , 5.00% , 12/01/51 ..... 1,500 1,624,262
Series 2026A , RB , 5.00% , 12/01/56 ..... 4,120 4,420,118
Security
Par (000)
Par (000) Value
California (continued)
Stockton Public Financing Authority, Series
2018A, RB, 5.00%, 10/01/32 (BAM) ..... USD 1,745 $ 1,872,258
Stockton Redevelopment Agency Successor
Agency
Series A , 5.00% , 09/01/30 ............ 1,730 1,753,807
Series A , 5.00% , 09/01/31 ............ 1,825 1,849,678
Stockton Unified School District
Series 2025A , GO , 5.00% , 08/01/40 ( BAM ) 1,000 1,175,086
Series 2025A , GO , 5.00% , 08/01/41 ( BAM ) 1,000 1,161,196
Series 2025A , GO , 5.00% , 08/01/42 ( BAM ) 1,195 1,371,116
Series 2025A , GO , 5.00% , 08/01/49 ( BAM ) 3,500 3,750,954
Sunnyvale School District, Series 2015, GO,
4.00%, 09/01/42 ................. 500 500,121
Tamalpais Union High School District, Series
2025A, GO, 4.00%, 08/01/48 ......... 2,000 2,011,863
Temecula Valley Unified School District, Series
2021-D, GO, 3.00%, 08/01/47 ......... 1,500 1,209,229
Tustin Unified School District, Series 2025, GO,
5.00%, 08/01/26 ................. 1,000 1,012,956
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(a)
.......... 1,000 942,971
Union Sanitary District Financing Authority,
Series 2025A, RB, 5.00%, 03/15/30 ..... 1,895 2,131,966
University of California
Series 2013AL-1 , RB , VRDN,
1.20% , 03/03/26
(b)
............... 3,800 3,800,000
Series 2013AL-2 , RB , VRDN,
1.25% , 03/03/26
(b)
............... 4,500 4,500,000
Series 2013AL-4 , RB , VRDN,
1.35% , 03/03/26
(b)
............... 9,800 9,800,000
Series 2021BH , RB , 5.00% , 05/15/26 .... 1,190 1,197,258
Series 2025BZ , RB , 5.00% , 05/15/26 .... 15,000 15,091,485
Series 2024BX , RB , 5.00% , 05/15/26 .... 1,000 1,006,099
Series 2022S , RB , 5.00% , 05/15/26 ..... 1,000 1,006,099
Series 2024BS , RB , 5.00% , 05/15/28 .... 2,000 2,128,681
Series 2023BN , RB , 5.00% , 05/15/28 .... 1,870 1,990,317
Series 2026CF , RB , 5.00% , 11/15/28
(c)
... 10,000 10,779,079
Series 2018O , RB , 4.00% , 05/15/29 ..... 500 522,116
Series 2022S , RB , 5.00% , 05/15/29 ..... 11,255 12,290,521
Series 2023BM , RB , 5.00% , 05/15/29 .... 1,285 1,404,064
Series 2025CD , RB , 5.00% , 05/15/30 .... 9,030 10,109,632
Series 2025BZ , RB , 5.00% , 05/15/30 .... 5,000 5,597,803
Series 2022S , RB , 5.00% , 05/15/30 ..... 3,000 3,356,111
Series 2017AY , RB , 5.00% , 05/15/31 .... 1,000 1,035,376
Series 2017AY , RB , 5.00% , 05/15/32 .... 1,035 1,071,298
Series 2024BS , RB , 5.00% , 05/15/32 .... 3,000 3,497,506
Series 2021Q , RB , 5.00% , 05/15/32 ..... 3,855 4,392,730
Series 2017AY , RB , 4.00% , 05/15/33 .... 6,295 6,413,490
Series 2017M , RB , 5.00% , 05/15/33 ..... 1,000 1,034,107
Series 2023BN , RB , 5.00% , 05/15/33 .... 1,125 1,336,158
Series 2024BW , RB , 5.00% , 05/15/33 .... 7,255 8,616,735
Series 2025CD , RB , 5.00% , 05/15/33 .... 1,000 1,187,696
Series 2020BE , RB , 5.00% , 05/15/33 .... 2,000 2,226,072
Series 2026CF , RB , 5.00% , 11/15/33
(c)
... 5,000 5,981,631
Series 2016AR , RB , 5.00% , 05/15/34 .... 1,005 1,009,459
Series 2024BV , RB , 5.00% , 05/15/35 .... 4,000 4,769,605
Series 2025BZ , RB , 5.00% , 05/15/35 .... 5,000 6,066,940
Series 2016K , RB , 5.00% , 05/15/35 ..... 500 502,044
Series 2023BQ , RB , 5.00% , 05/15/35 .... 9,585 11,223,149
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,500 2,580,705
Series 2021Q , RB , 5.00% , 05/15/35 ..... 4,395 4,945,728
Series 2021Q , RB , 4.00% , 05/15/36 ..... 2,100 2,237,948
Series 2017AV , RB , 5.00% , 05/15/36 .... 1,100 1,133,672
Series 2017AY , RB , 5.00% , 05/15/36 .... 2,135 2,200,354
Series 2018AZ , RB , 5.00% , 05/15/36 .... 750 791,573

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2025CD , RB , 5.00% , 05/15/36 .... USD 15,760 $ 19,288,606
Series 2026CE , RB , 5.00% , 11/15/36
(c)
... 8,000 9,811,267
Series 2020BE , RB , 4.00% , 05/15/37 .... 1,000 1,047,981
Series 2024BS , RB , 5.00% , 05/15/37 .... 3,000 3,516,205
Series 2025BZ , RB , 5.00% , 05/15/37 .... 2,175 2,589,597
Series 2024BV , RB , 5.00% , 05/15/37 .... 2,500 2,930,171
Series 2017AY , RB , 5.00% , 05/15/37 .... 4,650 4,785,519
Series 2024BV , RB , 5.00% , 05/15/38 .... 2,500 2,902,856
Series 2021Q , RB , 4.00% , 05/15/39 ..... 2,500 2,604,650
Series 2024BV , RB , 5.00% , 05/15/39 .... 8,800 10,118,399
Series 2026CE , RB , 5.00% , 11/15/39
(c)
... 6,000 7,355,657
Series 2020BE , RB , 4.00% , 05/15/40 .... 665 684,506
Series 2021Q , RB , 4.00% , 05/15/40 ..... 2,500 2,586,961
Series 2024BV , RB , 5.00% , 05/15/40 .... 3,615 4,140,864
Series 2025CA , RB , 5.00% , 05/15/40 .... 3,000 3,482,721
Series 2025CD , RB , 5.00% , 05/15/40 .... 4,365 5,100,314
Series 2025CD , RB , 5.25% , 05/15/40 .... 1,380 1,755,871
Series 2025CD , RB , 5.50% , 05/15/40 .... 6,190 7,520,861
Series 2023BN , RB , 5.50% , 05/15/40 .... 19,000 22,140,130
Series 2016AR , RB , 5.00% , 05/15/41 .... 970 972,254
Series 2023BN , RB , 5.00% , 05/15/41 .... 4,000 4,480,025
Series 2026CE , RB , 5.00% , 11/15/41
(c)
... 3,335 3,876,210
Series 2024BS , RB , 5.00% , 05/15/42 .... 1,000 1,127,981
Series 2023BN , RB , 5.00% , 05/15/42 .... 6,570 7,319,667
Series 2022S , RB , 5.00% , 05/15/42 ..... 1,720 1,889,589
Series 2017AV , RB , 5.00% , 05/15/42 .... 2,405 2,465,263
Series 2017AV , RB , 5.25% , 05/15/42 .... 5,000 5,139,952
Series 2024BV , RB , 5.00% , 05/15/43 .... 4,000 4,469,237
Series 2018AZ , RB , 5.00% , 05/15/43 .... 5,630 5,866,605
Series 2026CE , RB , 5.00% , 11/15/43
(c)
... 1,415 1,614,659
Series 2023BN , RB , 5.00% , 05/15/44 .... 2,630 2,878,861
Series 2016K , RB , 4.00% , 05/15/46 ..... 3,000 2,949,307
Series 2021BH , RB , 4.00% , 05/15/46 .... 1,000 1,002,110
Series 2021Q , RB , 5.00% , 05/15/46 ..... 3,000 3,167,795
Series 2020BE , RB , 4.00% , 05/15/47 .... 7,250 7,221,064
Series 2017M , RB , 4.00% , 05/15/47 ..... 250 243,775
Series 2017M , RB , 5.00% , 05/15/47 ..... 1,165 1,184,274
Series 2019BB , RB , 5.00% , 05/15/49 .... 1,500 1,548,647
Series 2017AV , RB , 5.00% , 05/15/49 .... 1,500 1,523,168
Series 2020BE , RB , 2.50% , 05/15/50 .... 1,000 689,024
Series 2021Q , RB , 3.00% , 05/15/51 ..... 10,540 8,023,455
Series 2021BH , RB , 4.00% , 05/15/51 .... 2,020 1,965,975
Series 2017M , RB , 5.00% , 05/15/52 ..... 250 253,478
Series 2022BK , RB , 5.00% , 05/15/52 .... 6,000 6,285,792
Series 2024BW , RB , 5.00% , 05/15/54 .... 3,000 3,176,378
Series 2018O , RB , 5.00% , 05/15/58 ..... 1,000 1,019,728
Series 2018AZ , RB , 5.25% , 05/15/58 .... 500 513,002
Series 2018O , RB , 5.50% , 05/15/58 ..... 500 515,611
Upper Santa Clara Valley Joint Powers Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 1,100 1,099,974
Series 2020A , RB , 4.00% , 08/01/50 ..... 3,000 2,890,337
Ventura Unified School District
Series B , GO , 4.25% , 08/01/51 ........ 1,000 1,001,470
Series 2022A , GO , 4.00% , 08/01/52 ..... 4,430 4,251,964
Victor Valley Union High School District
Series 2009A , GO , 5.75% , 08/01/31 ( AGC ) 1,025 1,038,857
Series 2016B , GO , 4.00% , 08/01/36 ..... 1,000 1,002,730
Vista Unified School District, Series 2022B, GO,
5.25%, 08/01/48 (BAM) ............ 6,000 6,419,607
Walnut Valley Unified School District, Series C,
GO, 4.00%, 08/01/51 .............. 2,000 1,954,273
West Contra Costa Unified School District
Series 2025A , GO , 5.00% , 08/01/29 ..... 2,000 2,207,776
Series 2025A , GO , 5.00% , 08/01/30 ..... 2,000 2,255,588
Series 2023 , GO , 5.00% , 08/01/35 ( BAM ) . 1,000 1,193,196
Security
Par (000)
Par (000) Value
California (continued)
Series 2024B , GO , 5.00% , 08/01/49 ( BAM ) USD 6,320 $ 6,713,764
West Valley-Mission Community College District,
Series 2015B, GO, 4.00%, 08/01/40 ..... 250 249,991
Westminster School District, Series 2013A, GO,
0.00%, 08/01/52 (BAM)
(a)
............ 6,380 4,612,344
William S Hart Union High School District
(a)
Series 2005B , GO , 0.00% , 09/01/29 ( AGM ) 3,940 3,606,405
Series A , GO , 0.00% , 08/01/33 ........ 990 809,536
Series B , GO , 0.00% , 08/01/34 ........ 1,250 990,683
Yosemite Community College District
(a)
Series 2010D , GO , 0.00% , 08/01/31 ..... 700 611,218
Series 2010D , GO , 0.00% , 08/01/38 ..... 3,610 2,374,531
4,200,595,139
Total Long-Term Investments — 100 .8%
(Cost: $ 4,151,090,899 ) ............................ 4,200,595,139
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.72%
(d) (e)
......... 524,737 524,790
Total Short-Term Securities — 0.0%
(Cost: $ 524,790 ) ................................. 524,790
Total Investments — 100 .8%
(Cost: $ 4,151,615,689 ) ............................ 4,201,119,929
Liabilities in Excess of Other Assets — (0.8) % ............. (31,837,531)
Net Assets — 100.0% ...............................
$ 4,169,282,398
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
February 28, 2026
iShares
®
California Muni Bond ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 116,854 $ 407,933
(a)
$ — $ 3 $ — $ 524,790 524,737 $ 30,002 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 4,200,595,139 $ — $ 4,200,595,139
Short-Term Securities
Money Market Funds ...................................... 524,790 — — 524,790
$ 524,790 $ 4,200,595,139 $ — $ 4,201,119,929

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
February 28, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 2.1%
Alabama Federal Aid Highway Finance Authority,
Series 2025A, RB, 5.00%, 03/01/45 ..... USD 200 $ 218,574
City of Mobile, Series 2025A, GO,
5.00%, 02/15/45 ................. 100 108,448
County of Jefferson
Series 2024 , RB , 5.25% , 10/01/49 ...... 100 105,341
Series 2024 , RB , 5.50% , 10/01/53 ...... 100 105,992
Elmore County Board of Education, RB,
3.00%, 08/01/44 ................. 100 82,258
620,613
Arizona — 1.2%
Arizona Board of Regents, Series 2026A, RB,
5.00%, 07/01/45
(a)
................ 110 121,280
City of Phoenix Civic Improvement Corp., Series
2020A, RB, 5.00%, 07/01/40 ......... 110 119,263
Salt River Project Agricultural Improvement
& Power District, Series 2023A, RB,
5.00%, 01/01/47 ................. 100 106,060
346,603
California — 15.6%
Alameda Corridor Transportation Authority,
Series 2022A, RB, 0.00%, 10/01/51 (AGM)
(b)
135 80,508
Alameda County Fire Department, Series 2025,
GO, 5.25%, 06/01/55 .............. 100 108,984
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/41
(b)
............. 50 27,511
California Enterprise Development Authority,
Series 2024, RB, 4.00%, 06/01/54 ...... 100 92,263
California Infrastructure & Economic
Development Bank, Series 2023, RB,
4.00%, 10/01/44 ................. 165 168,277
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49
(b)
.... 150 47,729
California State Public Works Board, Series
2021C, RB, 4.00%, 11/01/46 ......... 220 220,603
California State University
Series 2024A , RB , 5.00% , 11/01/43 ..... 50 56,981
Series 2025A , RB , 5.25% , 11/01/50 ..... 150 165,637
Cerritos Community College District, Series
2021D, GO, 2.38%, 08/01/44 ......... 100 75,888
City of Los Angeles Department of Airports,
Series 2025D, RB, 5.25%, 05/15/51 ..... 100 108,950
City of Los Angeles Wastewater System, Series
2025A, RB, 5.25%, 06/01/50 ......... 200 220,101
City of Oakland, Series 2023D, GO,
5.50%, 07/15/53 ................. 100 108,141
City of San Francisco, Series 2023AB, Sub-
Series B, RB, 5.25%, 11/01/48 ........ 225 246,939
Fontana Unified School District, Series A, GO,
5.25%, 08/01/50 ................. 100 108,564
Livermore Valley Joint Unified School District,
Series 2021, GO, 4.00%, 08/01/47 ...... 150 143,245
Los Angeles County Public Works Financing
Authority, Series 2022G, RB, 5.00%, 12/01/40 60 66,965
Los Angeles Department of Water & Power
Series 2024B , RB , 5.00% , 07/01/38 ..... 100 113,488
Series 2024A , RB , 5.00% , 07/01/39 ..... 100 112,578
Series 2019D , RB , 5.00% , 07/01/44 ..... 50 51,999
Los Angeles Unified School District, Series
2024QRR, GO, 5.00%, 07/01/43 ....... 150 170,971
Mt. San Antonio Community College District,
Series 2024D, GO, 4.00%, 08/01/49 ..... 150 148,089
Security
Par (000)
Par (000) Value
California (continued)
Rio Hondo Community College District, Series
2022D, GO, 0.00%, 08/01/44
(b)
........ USD 200 $ 86,029
Sacramento City Unified School District, Series
2022A, GO, 5.50%, 08/01/47 (BAM) ..... 130 138,641
Salinas Union High School District, Series B,
GO, 4.00%, 08/01/45 .............. 150 150,647
San Bernardino Community College District
Series F , GO , 0.00% , 08/01/49
(b)
....... 150 45,672
Series B , GO , 5.00% , 08/01/49 ........ 120 126,413
San Diego Community College District, Series
A-1, GO, 5.00%, 08/01/55 ........... 160 170,845
San Diego Public Facilities Financing Authority,
Series 2025A, RB, 5.00%, 08/01/55 ..... 100 106,618
San Diego Unified School District, Series 2012E,
GO, 0.00%, 07/01/49
(b)
............. 125 44,779
South San Francisco Public Facilities Financing
Authority, Series 2021A, RB, 4.00%, 06/01/46 100 98,795
Southwestern Community College District,
Series C, GO, 0.00%, 08/01/41
(b)
....... 10 5,800
State of California
GO , 5.00% , 08/01/39 ............... 200 232,918
GO , 4.00% , 03/01/40 ............... 100 103,229
Series 2024 , GO , 5.00% , 09/01/43 ...... 35 39,250
GO , 3.00% , 11/01/50 ............... 250 194,473
GO , 3.00% , 04/01/52 ............... 200 154,038
University of California
Series 2025CC , RB , 5.00% , 05/15/45 .... 85 93,834
Series 2026CF , RB , 5.00% , 11/15/46
(a)
... 100 110,012
Series 2020BE , RB , 4.00% , 05/15/47 .... 75 74,701
4,621,105
Colorado — 2.8%
Adams & Weld Counties School District No. 27J
Brighton, Series 2024A, GO, 5.00%, 12/01/47
(SAW) ....................... 100 106,986
City & County of Denver, Series 2021A, RB,
4.00%, 08/01/51 ................. 100 94,792
Colorado School of Mines, Series 2022B, RB,
5.25%, 12/01/52 (AGM) ............ 150 157,856
Denver City & County School District No. 1,
Series 2025C, GO, 5.50%, 12/01/47 (SAW) 100 111,792
Mesa County Valley School District No. 51 Grand
Junction, Series 2025, GO, 5.25%, 12/01/49
(SAW) ....................... 100 108,066
State of Colorado
Series 2019O , COP , 4.00% , 03/15/44 .... 100 100,277
Series 2021S , COP , 4.00% , 03/15/46 .... 150 145,931
825,700
Connecticut — 0.4%
State of Connecticut Special Tax, Series 2024A-
2, RB, 5.00%, 07/01/39 ............. 100 115,589
District of Columbia — 1.1%
District of Columbia Income Tax, Series 2022A,
RB, 5.00%, 07/01/47 .............. 50 52,578
District of Columbia Water & Sewer Authority,
Series 2024A, RB, 5.00%, 10/01/41 ..... 150 169,831
Washington Metropolitan Area Transit Authority,
Series 2024A, RB, 5.00%, 07/15/56 ..... 100 103,262
325,671

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Long-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida — 4.8%
City of Fort Lauderdale, Series 2023B, RB,
5.50%, 09/01/53 ................. USD 65 $ 70,829
City of Lakeland, Series 2021, RB,
5.00%, 10/01/48 ................. 120 131,283
City of Orlando, Series 2026B, RB,
5.00%, 10/01/51
(a)
................ 100 106,181
County of Miami-Dade, Series 2024A, RB,
5.00%, 04/01/51 ................. 65 67,356
County of Miami-Dade Seaport Department
Series 2021B-2 , RB , 4.00% , 10/01/43 .... 100 100,750
Series 2021, Sub-Series A-2 , RB ,
4.00% , 10/01/49 ................ 35 32,506
County of Miami-Dade Transit System
Series 2020A , RB , 4.00% , 07/01/46 ..... 115 110,603
Series 2022 , RB , 5.00% , 07/01/52 ...... 60 62,004
County of Miami-Dade Water & Sewer System,
Series 2019B, RB, 3.00%, 10/01/49 ..... 200 150,876
JEA Water & Sewer System, Series 2024A, RB,
5.50%, 10/01/54 ................. 140 152,389
Peace River Manasota Regional Water Supply
Authority, Series 2025A, RB, 5.50%, 10/01/55 100 108,248
School District of Broward County, Series 2022,
GO, 5.00%, 07/01/51 .............. 100 103,542
State of Florida Department of Transportation
Turnpike System, Series 2024B, RB,
4.00%, 07/01/44 ................. 215 217,941
1,414,508
Georgia — 1.0%
City of Griffin, Series 2025, RB, 5.00%, 01/01/56
(BAM) ....................... 100 104,289
Georgia Ports Authority, Series 2022, RB,
4.00%, 07/01/40 ................. 100 103,647
Municipal Electric Authority of Georgia, Series
2020, RB, 5.00%, 01/01/50 .......... 100 101,536
309,472
Idaho — 0.8%
Idaho Housing & Finance Association
Series 2024A , RB , 5.00% , 08/15/48 ..... 100 106,651
Series 2025A , RB , 4.00% , 08/15/50 ..... 150 141,858
248,509
Illinois — 3.6%
Chicago O'Hare International Airport, Series
2023, RB, 5.25%, 01/01/39 (BAM) ...... 100 111,782
Chicago Transit Authority Sales Tax Receipts
Fund
Series 2024A , RB , 5.00% , 12/01/41 ..... 20 22,099
Series 2022A , RB , 5.00% , 12/01/57 ..... 250 254,507
City of Chicago, Series 2024A, GO,
5.00%, 01/01/45 ................. 150 150,736
County of Cook, Series 2024, RB,
5.00%, 11/15/43 ................. 120 127,840
Illinois Finance Authority, Series 2024A, RB,
5.25%, 04/01/45 ................. 100 108,742
State of Illinois
Series 2023B , GO , 5.25% , 05/01/38 ..... 160 176,710
Series 2021A , GO , 5.00% , 03/01/46 ..... 100 102,491
1,054,907
Security
Par (000)
Par (000) Value
Indiana — 0.7%
Indiana Finance Authority, Series 2021-1, RB,
3.00%, 10/01/40 ................. USD 115 $ 103,823
Merrillville Multi School Building Corp., Series
2022, RB, 5.00%, 01/15/42 (ST INTERCEPT) 100 108,630
212,453
Kansas — 0.4%
Wyandotte County Unified School District
No. 500 Kansas City, Series 2025, GO,
5.25%, 09/01/55 (BAM) ............ 100 105,144
Kentucky — 0.8%
Kentucky State Property & Building Commission,
Series A, RB, 5.00%, 04/01/45 ........ 110 119,314
Scott County School District Finance Corp.,
Series 2022, RB, 5.00%, 09/01/41 (BAM) .. 100 108,465
227,779
Maryland — 1.0%
Washington Suburban Sanitary Commission
Series 2025 , RB , 4.00% , 06/01/48 ( GTD ) .. 150 148,439
Series 2025 , RB , 4.00% , 06/01/51 ( GTD ) .. 150 145,687
294,126
Massachusetts — 3.9%
Commonwealth of Massachusetts
Series 2025E , GO , 5.00% , 08/01/39 ..... 100 117,367
Series 2021C , GO , 2.00% , 09/01/40 ..... 200 160,113
Series 2022B , GO , 3.00% , 02/01/41 ..... 50 46,125
Series 2024I , GO , 5.00% , 12/01/46 ...... 150 162,425
Series 2024I , GO , 5.00% , 12/01/48 ...... 100 106,567
Massachusetts Bay Transportation Authority
Sales Tax, Series 2023A, Sub-Series A-1, RB,
4.00%, 07/01/53 ................. 150 140,417
Massachusetts Municipal Wholesale Electric
Co., Series 2021A, RB, 4.00%, 07/01/51 .. 100 92,111
Massachusetts School Building Authority, Series
2020A, RB, 5.00%, 08/15/50 ......... 150 154,894
University of Massachusetts Building Authority,
Series 2022-1, RB, 4.00%, 11/01/46 ..... 175 170,591
1,150,610
Michigan — 0.9%
Great Lakes Water Authority Sewage Disposal
System, Series 2023C, RB, 5.25%, 07/01/53 125 131,798
Lansing Board of Water & Light, Series 2024A,
RB, 5.00%, 07/01/54 .............. 100 103,600
Michigan State University, Series 2023A, RB,
5.00%, 08/15/41 ................. 40 44,241
279,639
Minnesota — 0.3%
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2024A, RB,
4.00%, 01/01/54 ................. 100 91,997
Missouri — 0.1%
City of Kansas City, Series 2025A, RB,
5.00%, 12/01/49 ................. 25 26,579
Nebraska — 0.8%
Omaha Public Power District, Series 2024C, RB,
5.00%, 02/01/54 ................. 150 157,480
University of Nebraska Facilities Corp. (The),
Series 2021A, RB, 4.00%, 07/15/62 ..... 100 89,310
246,790

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada — 1.3%
Clark County School District, Series 2020B, GO,
3.00%, 06/15/38 (BAM) ............ USD 150 $ 140,589
Las Vegas Valley Water District, Series 2025A,
GO, 5.25%, 06/01/55 .............. 100 106,837
State of Nevada, Series 2023A, GO,
5.00%, 05/01/40 ................. 125 140,469
387,895
New Jersey — 3.1%
New Jersey Transportation Trust Fund Authority
Series 2022A , RB , 4.00% , 06/15/39 ..... 250 257,234
Series 2024AA , RB , 5.00% , 06/15/42 .... 150 167,054
Series 2023BB , RB , 5.00% , 06/15/46 .... 255 270,435
New Jersey Turnpike Authority
Series 2025A , RB , 5.25% , 01/01/50 ..... 100 108,397
Series 2025A , RB , 4.75% , 01/01/55 ..... 100 103,086
906,206
New York — 22.4%
City of New York
Series 2023F-1 , GO , 5.00% , 08/01/38 .... 205 230,793
Series 2025, Sub-Series C1 , GO ,
5.00% , 09/01/43 ................ 100 109,468
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/43 ................ 55 57,863
Series 2020D, Sub-Series D1 , GO ,
3.00% , 03/01/45 ................ 120 98,108
Series 2023E, Sub-Series E1 , GO ,
5.25% , 04/01/47 ................ 40 42,528
Series 2022A, Sub-Series A-1 , GO ,
5.00% , 08/01/47 ................ 130 134,935
Series 2024D , GO , 5.25% , 04/01/54 ..... 160 168,311
Empire State Development Corp.
Series 2019A , RB , 5.00% , 03/15/40 ..... 120 128,714
Series 2021A , RB , 4.00% , 03/15/44 ..... 70 69,315
Series 2023A , RB , 5.00% , 03/15/47 ..... 100 104,917
Series 2024A , RB , 5.00% , 03/15/54 ..... 110 114,446
Long Island Power Authority, Series 2025, RB,
5.00%, 09/01/40 ................. 50 57,754
Metropolitan Transportation Authority
Series 2017C-2 , RB , 0.00% , 11/15/40
(b)
... 200 113,152
Series 2024A , RB , 5.00% , 11/15/44 ..... 195 208,490
Series 2025A , RB , 5.25% , 11/15/45 ..... 100 108,663
Series 2025A , RB , 5.25% , 11/15/55 ..... 150 157,128
New York City Municipal Water Finance Authority
Series 2019EE-2 , RB , 5.00% , 06/15/40 ... 75 80,171
Series 2019FF-2 , RB , 4.00% , 06/15/41 ... 150 151,406
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 100 100,699
Series 2024BB-1 , RB , 5.25% , 06/15/54 ... 260 274,606
New York City Transitional Finance Authority
Future Tax Secured
Series 2022C-1 , RB , 4.00% , 02/01/39 .... 100 103,279
Series 2020A-3 , RB , 4.00% , 05/01/42 .... 250 250,361
Series 2024G, Sub-Series G-1 , RB ,
5.00% , 05/01/42 ................ 150 166,326
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/45 ................ 215 232,173
Series 2025E , RB , 5.00% , 11/01/45 ..... 100 107,970
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/46 ................ 285 304,829
Series 2021E-1 , RB , 3.00% , 02/01/51 .... 100 74,379
New York Power Authority
Series 2022A , RB , 4.00% , 11/15/38 ..... 115 118,837
Series 2020A , RB , 4.00% , 11/15/45 ..... 100 98,816
Security
Par (000)
Par (000) Value
New York (continued)
New York State Dormitory Authority
Series 2021A , RB , 4.00% , 03/15/38 ..... USD 150 $ 153,974
Series 2022A , RB , 4.00% , 03/15/39 ..... 110 112,997
Series 2025A , RB , 5.00% , 07/01/39 ..... 100 118,116
Series 2022A , RB , 5.00% , 03/15/41 ..... 150 163,742
Series 2022A , RB , 4.00% , 03/15/42 ..... 100 100,865
Series 2019A , RB , 5.00% , 03/15/43 ..... 50 52,541
Series 2021A , RB , 4.00% , 03/15/47 ..... 130 123,951
Series 2024A , RB , 5.00% , 03/15/48 ..... 100 105,765
New York State Environmental Facilities Corp.,
Series 2019B, RB, 3.00%, 06/15/38 ..... 150 146,787
New York State Thruway Authority
Series N , RB , 4.00% , 01/01/43 ......... 90 90,307
Series 2021A-1 , RB , 3.00% , 03/15/51 .... 110 81,999
Series 2026A , RB , 5.00% , 01/01/56 ..... 95 99,412
Series 2022C , RB , 4.13% , 03/15/56 ..... 100 94,153
Onondaga County Trust for Cultural Resources,
Series 2019, RB, 5.00%, 12/01/43 ...... 100 105,704
Port Authority of New York & New Jersey, Series
241, RB, 5.00%, 07/15/53 ........... 150 156,822
Triborough Bridge & Tunnel Authority
Series 2021, Sub-Series C-3 , RB ,
2.50% , 05/15/51 ................ 50 32,114
Series 2021A , RB , 5.00% , 11/15/51 ..... 120 124,141
Series 2022C , RB , 4.13% , 05/15/52 ..... 250 232,281
Triborough Bridge & Tunnel Authority Sales Tax
Series 2024A, Sub-Series A-1 , RB ,
5.00% , 05/15/46 ................ 140 149,365
Series 2024A, Sub-Series A-1 , RB ,
5.25% , 05/15/59 ................ 180 189,529
Series 2024A-1 , RB , 5.25% , 05/15/64 .... 100 105,013
Utility Debt Securitization Authority, Series
2022TE-1, RB, 5.00%, 12/15/39 ....... 100 113,157
6,621,172
Ohio — 0.7%
Ohio Higher Educational Facility Commission,
Series A, RB, 5.00%, 10/01/48 ........ 150 157,163
Ohio Turnpike & Infrastructure Commission,
Series 2013A-2, RB, 0.00%, 02/15/40
(b)
... 100 61,815
218,978
Oklahoma — 0.5%
Grand River Dam Authority, Series 2023, RB,
5.00%, 06/01/41 ................. 115 126,565
Oklahoma Turnpike Authority, Series 2025A, RB,
5.00%, 01/01/45 ................. 15 16,217
142,782
Oregon — 0.5%
State of Oregon Department of Transportation,
Series 2019A, RB, 5.00%, 11/15/42 ..... 140 148,557
Pennsylvania — 2.7%
City of Philadelphia Water & Wastewater, Series
2021C, RB, 4.00%, 10/01/51 ......... 150 136,887
Commonwealth of Pennsylvania
Series 2023 , GO , 4.00% , 09/01/42 ...... 150 153,419
Series 2024-1 , GO , 4.00% , 08/15/44 ..... 25 25,077
Pennsylvania Turnpike Commission
Series 2021B , RB , 4.00% , 12/01/42 ..... 150 151,645
Series 2024 , RB , 5.00% , 12/01/44 ...... 100 109,479
Series 2025A , RB , 4.13% , 12/01/50 ..... 100 93,830

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Long-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Philadelphia Authority for Industrial
Development, Series 2020A, RB,
4.00%, 11/01/45 ................. USD 150 $ 136,271
806,608
Rhode Island — 0.5%
State of Rhode Island, Series 2022A, GO,
5.00%, 08/01/39 ................. 120 133,243
South Carolina — 0.4%
South Carolina Public Service Authority, Series
2024B, RB, 5.00%, 12/01/43 ......... 70 76,941
Spartanburg County School District No. 7, Series
2019D, GO, 5.00%, 03/01/48 (SCSDE) ... 35 35,848
112,789
Tennessee — 0.8%
Metropolitan Government of Nashville &
Davidson County, Series 2024C, GO,
5.00%, 01/01/40 ................. 115 130,144
Tennessee State School Bond Authority,
Series 2022A, RB, 5.00%, 11/01/47 (ST
INTERCEPT) ................... 100 106,067
236,211
Texas — 17.0%
Alvin Independent School District, Series 2025A,
GO, 5.25%, 02/15/53 (PSF) .......... 100 106,943
Board of Regents of the University of Texas
System
Series 2019B , RB , 5.00% , 08/15/49 ..... 150 168,920
Series 2020A , RB , 5.00% , 08/15/50 ..... 100 111,989
Carrollton-Farmers Branch Independent School
District, Series 2025, GO, 5.25%, 02/15/55
(PSF) ....................... 50 53,408
Cedar Hill Independent School District, Series
2024, GO, 4.00%, 02/15/50 (PSF) ...... 100 94,246
Central Texas Regional Mobility Authority, Series
2021B, RB, 4.00%, 01/01/51 ......... 100 90,173
City of Austin Water & Wastewater System,
Series 2022, RB, 5.00%, 11/15/42 ...... 80 87,339
City of San Antonio Electric & Gas Systems,
Series 2024A, RB, 5.00%, 02/01/39 ..... 200 227,504
County of Ector, GO, 5.00%, 02/15/50 ..... 100 104,753
County of Harris, Series 2025A, GO,
5.25%, 09/15/55 ................. 100 107,077
Crowley Independent School District, Series
2023, GO, 5.25%, 02/01/53 (PSF) ...... 100 105,590
Dallas Fort Worth International Airport
Series 2021A , RB , 3.00% , 11/01/40 ..... 175 157,291
Series 2021B , RB , 4.00% , 11/01/45 ..... 100 98,388
Dallas Independent School District, Series 2024,
GO, 5.00%, 02/15/43 (PSF) .......... 110 120,589
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/53 (PSF) ...... 135 140,157
Forney Independent School District
Series 2022B , GO , 5.00% , 08/15/39 ( PSF ) 100 109,632
Series 2025 , GO , 5.00% , 08/15/50 ( PSF ) .. 120 126,641
Galena Park Independent School District, Series
2024, GO, 4.00%, 08/15/49 (PSF) ...... 200 189,711
Garland Independent School District, Series
2023A, GO, 5.00%, 02/15/41 (PSF) ..... 100 110,440
Grand Parkway Transportation Corp., Series
2020C, RB, 4.00%, 10/01/45 ......... 100 97,326
Greenville Independent School District, Series
2026, GO, 4.50%, 02/15/56 (PSF) ...... 200 197,865
Security
Par (000)
Par (000) Value
Texas (continued)
Humble Independent School District, Series
2026A, GO, 5.00%, 02/15/55 (PSF) ..... USD 100 $ 104,375
Lamar Consolidated Independent School District,
Series 2023, GO, 4.00%, 02/15/48 ...... 100 95,817
Leander Independent School District, Series
2025A, GO, 5.00%, 08/15/39 (PSF) ..... 30 34,618
Lewisville Independent School District, Series
2024, GO, 5.00%, 08/15/39 (PSF) ...... 145 163,433
Lower Colorado River Authority
Series 2024 , RB , 5.00% , 05/15/41 ...... 50 55,092
Series 2020 , RB , 5.00% , 05/15/45 ...... 125 129,454
Needville Independent School District, Series
2025, GO, 5.00%, 08/15/55 (PSF) ...... 100 104,177
Northwest Independent School District, Series
2025, GO, 5.25%, 02/15/55 (PSF) ...... 150 160,339
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/39 (PSF) .......... 100 113,730
Port Authority of Houston of Harris County
Texas, Series 2021, RB, 5.00%, 10/01/51 . 100 103,604
Port Freeport, Series 2019B, RB,
3.00%, 06/01/49 ................. 100 73,598
San Antonio Water System, Series 2025A, RB,
5.00%, 05/15/38 ................. 100 116,319
Spring Independent School District, Series 2023,
GO, 5.00%, 08/15/47 .............. 100 105,231
Tarrant Regional Water District, Series 2025, RB,
4.13%, 09/01/47 ................. 250 246,650
Texas State Technical College, Series 2022A,
RB, 5.50%, 08/01/42 .............. 150 168,907
Texas Transportation Finance Corp., Series
2025A, RB, 5.50%, 10/01/55 ......... 150 163,814
Texas Water Development Board
Series 2019 , RB , 5.00% , 08/01/39 ...... 185 196,705
Series 2020 , RB , 4.00% , 10/15/45 ...... 100 99,686
Series 2025 , RB , 4.75% , 10/15/50 ...... 75 77,087
Series 2023A , RB , 5.00% , 10/15/58 ..... 100 103,675
5,022,293
Utah — 0.8%
Downtown Revitalization Public Infrastructure
District, Series 2025A, RB, 5.25%, 06/01/41 100 114,727
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/44 ................. 105 111,406
Wasatch County School District Local Building
Authority, Series 2022, RB, 5.25%, 06/01/41 15 16,469
242,602
Virginia — 0.9%
Virginia College Building Authority, Series 2024A,
RB, 4.00%, 02/01/40 .............. 150 156,106
Virginia Public Building Authority, Series 2024A,
RB, 5.00%, 08/01/44 .............. 100 109,485
265,591
Washington — 4.3%
City of Seattle, Series 2023A, RB,
5.00%, 03/01/48 ................. 150 157,928
City of Tacoma Electric System, Series 2021,
RB, 4.00%, 01/01/51 .............. 130 121,197
Energy Northwest, Series 2020A, RB,
5.00%, 07/01/39 ................. 140 152,017
King & Snohomish Counties School District
No. 417 Northshore, Series 2024, GO,
5.00%, 12/01/42 (GTD) ............. 100 111,952

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Long-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Par (000) Value
Washington (continued)
Pierce County School District No. 403 Bethel,
Series 2024, GO, 5.00%, 12/01/44 (GTD) . USD 190 $ 207,298
State of Washington
Series 2020B , GO , 5.00% , 06/01/39 ..... 115 122,725
Series 2023A , GO , 5.00% , 08/01/41 ..... 100 111,045
Series 2026C , GO , 5.00% , 02/01/44 ..... 125 139,309
Series 2026D , GO , 5.00% , 06/01/51 ..... 125 132,969
1,256,440
West Virginia — 0.4%
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/40 .............. 100 108,585
Total Long-Term Investments — 98 .6%
(Cost: $ 28,374,171 ) ............................... 29,127,746
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.72%
(c) (d)
......... 352,078 $ 352,113
Total Short-Term Securities — 1 .2%
(Cost: $ 352,113 ) ................................. 352,113
Total Investments — 99 .8%
(Cost: $ 28,726,284 ) ............................... 29,479,859
Other Assets Less Liabilities — 0.2% .................... 54,599
Net Assets — 100.0% ...............................
$ 29,534,458
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/17/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ — $ 352,120
(b)
$ — $ (7) $ — $ 352,113 352,078 $ 3,656 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 29,127,746 $ — $ 29,127,746
Short-Term Securities
Money Market Funds ...................................... 352,113 — — 352,113
$ 352,113 $ 29,127,746 $ — $ 29,479,859

Schedule of Investments
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.7%
Alabama Corrections Institution Finance
Authority, Series 2022A, RB, 5.25%, 07/01/47 USD 11,270 $ 11,900,111
Alabama Federal Aid Highway Finance Authority
Series B , RB , 5.00% , 09/01/26 ......... 2,780 2,819,234
Series 2025B , RB , 5.00% , 09/01/30 ..... 4,000 4,492,412
Series 2025B , RB , 5.00% , 09/01/32 ..... 10,750 12,521,233
Series 2016A , RB , 5.00% , 09/01/35 ..... 23,575 23,907,712
Series 2016A , RB , 5.00% , 09/01/36 ..... 8,750 8,873,488
Series A , RB , 4.00% , 06/01/37 ......... 5,290 5,436,796
Series A , RB , 5.00% , 06/01/37 ......... 5,000 5,212,060
Alabama Highway Authority
Series 2025 , RB , 5.00% , 09/01/26 ...... 1,400 1,419,849
Series 2025 , RB , 5.00% , 09/01/27 ...... 700 729,509
Series 2025 , RB , 5.00% , 09/01/30 ...... 1,315 1,475,620
Series 2025 , RB , 5.00% , 09/01/38 ...... 2,600 3,054,996
Series 2025 , RB , 5.00% , 09/01/39 ...... 1,500 1,745,954
Series 2025 , RB , 5.00% , 09/01/40 ...... 2,000 2,309,652
Series 2025 , RB , 5.00% , 09/01/44 ...... 1,750 1,941,672
Series 2025 , RB , 5.00% , 09/01/45 ...... 1,500 1,645,634
Alabama Public School & College Authority
Series 2020A , RB , 5.00% , 11/01/27 ..... 7,850 8,213,043
Series 2020A , RB , 5.00% , 11/01/32 ..... 5,000 5,590,645
Series 2020A , RB , 5.00% , 11/01/33 ..... 4,300 4,793,023
Series 2020A , RB , 5.00% , 11/01/34 ..... 2,750 3,054,530
Series 2020A , RB , 4.00% , 11/01/36 ..... 7,275 7,588,793
Series 2020A , RB , 4.00% , 11/01/38 ..... 1,605 1,655,573
Series 2020A , RB , 4.00% , 11/01/40 ..... 4,865 4,972,228
Auburn University
Series 2025-B , RB , 5.00% , 06/01/31 ..... 4,000 4,539,098
Series 2025-B , RB , 5.00% , 06/01/32 ..... 2,500 2,887,845
Series 2025-B , RB , 5.00% , 06/01/36 ..... 1,460 1,730,726
Series 2016A , RB , 4.00% , 06/01/41 ..... 3,375 3,376,885
Series 2018A , RB , 5.00% , 06/01/48 ..... 11,875 12,103,615
Series 2025-A , RB , 5.00% , 06/01/55 ..... 10,000 10,456,969
City of Mobile, Series 2025A, GO,
5.00%, 02/15/41 ................. 1,000 1,132,435
County of Jefferson
RB , 5.00% , 10/01/37 ............... 12,035 13,505,067
RB , 5.00% , 10/01/39 ............... 2,500 2,767,675
Series 2024 , RB , 5.25% , 10/01/42 ...... 4,000 4,434,020
Series 2024 , RB , 5.25% , 10/01/43 ...... 11,355 12,401,542
Series 2024 , RB , 5.25% , 10/01/44 ...... 9,000 9,790,901
Series 2024 , RB , 5.25% , 10/01/45 ...... 7,750 8,352,003
Series 2024 , RB , 5.25% , 10/01/49 ...... 33,245 35,020,469
Series 2024 , RB , 5.50% , 10/01/53 ...... 7,000 7,419,466
State of Alabama, Series 2016C, GO,
5.00%, 08/01/27 ................. 1,405 1,421,346
University of Alabama (The)
Series 2024-B , RB , 4.00% , 07/01/50 ..... 8,850 8,359,715
Series 2024-B , RB , 4.00% , 07/01/54 ..... 23,675 21,752,436
286,805,980
Alaska — 0.0%
Borough of North Slope
Series 2025 , GO , 5.00% , 06/30/26 ...... 1,665 1,680,218
Series 2025 , GO , 5.00% , 06/30/28 ...... 2,800 2,978,716
4,658,934
Arizona — 1.0%
Arizona Board of Regents
Series 2008B , RB , VRDN, 1.80% , 03/10/26
(a)
18,345 18,345,000
Series 2026A , RB , 5.00% , 06/01/30
(b)
.... 2,500 2,778,398
Series 2025A , RB , 5.00% , 07/01/31 ..... 3,000 3,414,587
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2026A , RB , 5.00% , 07/01/37
(b)
.... USD 2,500 $ 2,981,687
Series 2026A , RB , 5.00% , 06/01/39
(b)
.... 1,500 1,757,268
Series 2016B , RB , 5.00% , 07/01/42 ..... 2,900 2,907,536
Series 2016B , RB , 5.00% , 07/01/47 ..... 1,500 1,502,761
Series 2024A , RB , 5.00% , 07/01/50 ..... 4,000 4,225,116
Series 2024A , RB , 5.00% , 07/01/54 ..... 14,560 15,293,823
Series 2024 , RB , 5.00% , 08/01/54 ...... 7,280 7,623,334
Arizona Water Infrastructure Finance Authority,
Series 2024, RB, 5.00%, 10/01/26 ...... 16,500 16,773,035
City of Mesa Utility System, Series 2016, RB,
4.00%, 07/01/32 ................. 1,500 1,505,972
City of Phoenix, Series 2016, GO,
5.00%, 07/01/26 ................. 1,165 1,176,089
City of Phoenix Civic Improvement Corp.
Series 2014B , RB , 5.00% , 07/01/26 ..... 1,500 1,505,818
Series 2014B , RB , 5.00% , 07/01/27 ..... 4,025 4,040,460
Series 2014B , RB , 4.00% , 07/01/28 ..... 16,100 16,138,783
Series 2017D , RB , 5.00% , 07/01/29 ..... 3,025 3,136,567
Series 2017D , RB , 5.00% , 07/01/31 ..... 2,240 2,320,445
Series 2017D , RB , 5.00% , 07/01/32 ..... 4,175 4,321,615
Series 2025C , RB , 5.00% , 07/01/33 ..... 13,040 15,398,931
Series 2017D , RB , 5.00% , 07/01/35 ..... 4,200 4,333,236
Series 2025 , RB , 5.00% , 07/01/35 ...... 7,630 9,222,518
Series 2025 , RB , 5.00% , 07/01/36 ...... 10,000 11,977,098
Series 2025 , RB , 5.00% , 07/01/37 ...... 6,500 7,714,093
Series 2016 , RB , 5.00% , 07/01/38 ...... 2,000 2,015,003
Series 2023 , RB , 5.00% , 07/01/39 ...... 4,000 4,543,422
Series 2016 , RB , 5.00% , 07/01/39 ...... 2,215 2,232,206
Series 2019A , RB , 4.00% , 07/01/44 ..... 4,800 4,821,738
Series 2020A , RB , 5.00% , 07/01/44 ..... 4,205 4,474,803
Series 2019A , RB , 5.00% , 07/01/44 ..... 1,500 1,560,863
Series 2019A , RB , 5.00% , 07/01/45 ..... 2,000 2,067,740
Series 2023 , RB , 5.25% , 07/01/47 ...... 4,830 5,240,049
Series 2019A , RB , 5.00% , 07/01/49 ..... 5,000 5,111,623
County of Pinal, RB, 5.25%, 08/01/55 (BAM) . 14,625 15,628,351
Gilbert Water Resource Municipal Property Corp.
Series 2022 , RB , 5.00% , 07/15/32 ...... 4,650 5,393,156
Series 2022 , RB , 5.00% , 07/15/33 ...... 3,000 3,464,548
Maricopa County High School District No. 214
Tolleson Union High School
Series 2025 , GO , 5.00% , 07/01/40 ...... 4,250 4,816,951
Series 2025 , GO , 5.00% , 07/01/41 ...... 4,000 4,514,374
Maricopa County Union High School District No.
210-Phoenix
Series 2025B , GO , 5.00% , 07/01/28 ..... 3,750 3,997,575
Series 2025B , GO , 5.00% , 07/01/31 ..... 1,325 1,514,483
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/27 ..... 2,090 2,139,611
Series 2017A , RB , 5.00% , 01/01/27 ..... 2,030 2,078,187
Series 2016A , RB , 5.00% , 01/01/28 ..... 2,650 2,713,360
Series 2017A , RB , 5.00% , 01/01/28 ..... 1,645 1,731,159
Series 2021A , RB , 5.00% , 01/01/29 ..... 6,250 6,750,750
Series 2022A , RB , 5.00% , 01/01/31 ..... 15,000 16,942,244
Series 2017A , RB , 5.00% , 01/01/31 ..... 3,650 3,838,874
Series 2022A , RB , 5.00% , 01/01/32 ..... 32,020 36,881,446
Series 2025B , RB , 5.00% , 01/01/32 ..... 3,000 3,455,476
Series 2017A , RB , 5.00% , 01/01/32 ..... 5,415 5,691,205
Series 2016A , RB , 5.00% , 01/01/34 ..... 5,000 5,112,037
Series 2016A , RB , 4.00% , 01/01/38 ..... 2,000 2,009,183
Series 2016A , RB , 5.00% , 01/01/38 ..... 5,100 5,194,339
Series 2017A , RB , 5.00% , 01/01/38 ..... 1,555 1,617,098
Series 2019A , RB , 4.00% , 01/01/39 ..... 4,990 5,123,982
Series 2017A , RB , 5.00% , 01/01/39 ..... 4,000 4,152,834
Series 2024B , RB , 5.00% , 05/01/39 ..... 8,250 9,538,864

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2024B , RB , 5.00% , 05/01/42 ..... USD 5,045 $ 5,684,665
Series 2019A , RB , 5.00% , 01/01/47 ..... 10,500 10,900,219
Series 2023A , RB , 5.00% , 01/01/50 ..... 29,485 30,935,037
Series 2023B , RB , 5.25% , 01/01/53 ..... 3,040 3,241,572
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 3,085 3,308,290
Town of Queen Creek
Series 2026 , COP , 5.00% , 10/01/51 ..... 3,000 3,145,066
Series 2026 , COP , 5.25% , 10/01/56 ..... 5,000 5,290,774
Series 2026 , COP , 5.50% , 10/01/65 ..... 15,000 16,041,074
Western Maricopa Education Center District No.
402, Series 2026A, GO, 5.00%, 07/01/42
(b)
. 1,430 1,608,815
426,917,216
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 04/01/26 ................. 1,815 1,818,807
California — 17.3%
Acalanes Union High School District, Series
2010A, GO, 6.35%, 08/01/39 ......... 3,000 3,357,417
Alameda Corridor Transportation Authority
Series 1999A , RB , 0.00% , 10/01/34
( NPFGC )
(c)
.................... 4,000 3,121,790
Series 2016B , RB , 5.00% , 10/01/34 ..... 2,000 2,025,345
Series 1999A , RB , 0.00% , 10/01/36
( NPFGC )
(c)
.................... 14,840 10,634,590
Series 2016B , RB , 5.00% , 10/01/36 ( AGM ) 1,000 1,013,533
Series 2016B , RB , 5.00% , 10/01/36 ..... 2,785 2,816,625
Series 2016B , RB , 5.00% , 10/01/37 ..... 4,950 5,002,886
Series 2022A , RB , 0.00% , 10/01/47
(c)
.... 9,500 5,751,944
Series 2022A , RB , 0.00% , 10/01/48
(c)
.... 1,335 802,815
Series 2022A , RB , 0.00% , 10/01/49
(c)
.... 8,835 5,283,571
Series 2022A , RB , 0.00% , 10/01/50
(c)
.... 1,430 847,194
Series 2022A , RB , 0.00% , 10/01/51 ( AGM )
(c)
2,500 1,490,893
Series 2022C , RB , 5.00% , 10/01/52 ( AGM ) 715 741,581
Series C , RB , 0.00% , 10/01/53
(c)
....... 12,000 3,141,770
Alameda County Transportation Commission,
Series 2022, RB, 5.00%, 03/01/45 ...... 6,955 7,505,336
Alameda Unified School District-Alameda
County, Series C, GO, 3.00%, 08/01/42 ... 11,425 10,115,942
Allan Hancock Joint Community College
District
(c)
Series 2012C , GO , 0.00% , 08/01/44 ..... 7,500 6,049,087
Series 2012C , GO , 0.00% , 08/01/47 ..... 6,000 4,716,585
Alvord Unified School District
(c)
Series 2011B , GO , 0.00% , 08/01/36 ..... 2,000 1,391,924
Series 2011B , GO , 0.00% , 08/01/41 ..... 1,125 618,986
Series 2011B , GO , 0.00% , 08/01/43 ..... 6,415 3,267,593
Anaheim Public Financing Authority, Series
1997C, RB, 0.00%, 09/01/32
(c)
........ 3,040 2,579,880
Antelope Valley Community College District,
Series B, GO, 4.00%, 08/01/45 ........ 7,035 7,053,720
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(a)
................ 5,770 5,957,590
Bay Area Toll Authority
Series 2017A , RB , VRDN, 2.95% , 04/01/26
(a)
910 910,098
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 6,530 6,668,085
Series 2017S-7 , RB , 4.00% , 04/01/31 .... 1,000 1,018,951
Series 2026A , RB , VRDN,
0.00% , 10/01/33
(a) (b)
.............. 11,250 13,202,030
Series 2017S-7 , RB , 4.00% , 04/01/37 .... 14,205 14,354,347
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 22,620 22,826,896
Series 2026F1 , RB , 5.00% , 04/01/40
(b)
... 2,500 3,108,855
Series 2026F1 , RB , 5.00% , 04/01/41
(b)
... 2,000 2,489,147
Security
Par (000)
Par (000) Value
California (continued)
Series 2024F-2 , RB , 5.00% , 04/01/41 .... USD 2,500 $ 2,799,611
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 4,500 4,509,036
Series 2024F-2 , RB , 5.00% , 04/01/43 .... 3,000 3,305,615
Series 2026F1 , RB , 5.00% , 04/01/43
(b)
... 5,690 6,978,990
Series 2019S-H , RB , 5.00% , 04/01/44 .... 2,000 2,187,612
Series 2024F-2 , RB , 5.00% , 04/01/44 .... 1,000 1,092,627
Series 2024F-2 , RB , 5.00% , 04/01/45 .... 1,000 1,083,024
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 26,445 25,666,636
Series 2019S-H , RB , 5.00% , 04/01/49 .... 2,000 2,187,612
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 35,000 36,807,778
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 15,850 16,929,643
Series 2017F-1 , RB , 4.00% , 04/01/56 .... 2,600 2,449,844
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/33
(c)
............. 1,000 840,780
California Educational Facilities Authority
Series V-4 , RB , VRDN, 5.00% , 03/01/32
(a)
. 9,900 11,577,279
Series V-5 , RB , VRDN, 5.00% , 03/01/35
(a)
. 16,715 20,775,157
Series T-1 , RB , 5.00% , 03/15/39 ....... 1,025 1,292,885
Series V-1 , RB , 5.00% , 05/01/49 ....... 15,000 17,388,076
Series 2016 , RB , 5.00% , 10/01/49 ...... 500 501,221
Series 2025A , RB , 5.00% , 10/01/55 ..... 42,070 44,655,033
California Infrastructure & Economic
Development Bank
Series 2018 , RB , 5.00% , 10/01/26 ...... 1,345 1,371,532
Series 2023 , RB , 5.00% , 10/01/28 ...... 2,655 2,879,397
Series 2024A , RB , 3.25% , 08/01/29 ..... 6,500 6,659,837
Series 2003A , RB , 5.00% , 07/01/33 ( AMBAC ) 2,000 2,111,867
Series 2003A , RB , 5.00% , 07/01/36 ( AMBAC ) 500 527,967
Series 2003A , RB , 5.13% , 07/01/37 ( AMBAC ) 5,710 5,770,355
Series 2023 , RB , 4.00% , 10/01/41 ...... 11,620 12,169,745
Series 2016A , RB , 5.00% , 10/01/41 ..... 1,010 1,027,994
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,500 1,556,523
Series 2018 , RB , 5.00% , 10/01/43 ...... 3,620 3,754,747
Series 2019 , RB , 5.00% , 08/01/44 ...... 3,835 4,037,344
Series 2016A , RB , 4.00% , 10/01/45 ..... 1,500 1,518,108
Series 2025 , RB , 5.00% , 05/15/46 ...... 2,500 2,720,125
Series 2023 , RB , 4.00% , 10/01/46 ...... 33,860 33,929,762
Series 2024 , RB , 4.00% , 10/01/47 ...... 5,000 4,957,274
Series 2019 , RB , 5.00% , 08/01/49 ...... 4,375 4,529,149
Series 2022A , RB , 5.00% , 10/01/52 ..... 7,550 7,946,261
Series 2025 , RB , 4.50% , 05/15/55 ...... 5,000 5,032,159
Series 2025 , RB , 5.25% , 05/15/59 ...... 5,000 5,392,276
California Municipal Finance Authority
Series 2017A , RB , 5.00% , 06/01/42 ..... 2,110 2,167,277
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,057,234
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49
(c)
.... 28,490 9,065,310
California State Public Works Board
Series F , RB , 5.00% , 05/01/26 ......... 3,250 3,262,604
Series 2022C , RB , 5.00% , 08/01/26 ..... 9,270 9,384,991
Series 2021A , RB , 5.00% , 02/01/27 ..... 11,150 11,456,700
Series 2025C , RB , 5.00% , 11/01/28 ..... 3,380 3,648,575
Series 2021A , RB , 5.00% , 02/01/29 ..... 3,005 3,265,686
Series 2023C , RB , 5.00% , 09/01/29 ..... 10,000 11,033,572
Series 2016D , RB , 4.00% , 04/01/30 ..... 7,980 8,053,378
Series 2022C , RB , 5.00% , 08/01/30 ..... 1,785 2,012,065
Series 2023C , RB , 5.00% , 09/01/30 ..... 9,000 10,164,029
Series 2023D , RB , 5.00% , 11/01/30 ..... 7,380 8,365,254
Series 2016D , RB , 4.00% , 04/01/31 ..... 10,305 10,395,098
Series D , RB , 3.00% , 09/01/31 ......... 3,055 3,070,107
Series 2019C , RB , 5.00% , 11/01/32 ..... 9,220 10,164,851
Series 2023C , RB , 5.00% , 09/01/33 ..... 22,560 27,008,785
Series 2021C , RB , 5.00% , 11/01/33 ..... 2,000 2,301,928
Series 2025C , RB , 5.00% , 11/01/33 ..... 2,800 3,360,807
Series 2016C , RB , 5.00% , 11/01/33 ..... 4,230 4,309,869

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2023C , RB , 5.00% , 09/01/34 ..... USD 8,220 $ 9,794,793
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,000 1,017,947
Series 2024A , RB , 5.00% , 04/01/36 ..... 1,405 1,674,655
Series 2023D , RB , 5.00% , 11/01/36 ..... 10,965 12,909,017
Series 2022C , RB , 4.00% , 08/01/37 ..... 7,045 7,472,040
Series 2023B , RB , 5.00% , 12/01/37 ..... 5,800 6,670,707
Series 2021B , RB , 4.00% , 05/01/41 ..... 3,670 3,787,994
Series 2021C , RB , 4.00% , 11/01/41 ..... 1,520 1,573,180
Series 2024A , RB , 5.00% , 04/01/42 ..... 13,000 14,780,028
Series 2025A , RB , 5.25% , 04/01/42 ..... 15,735 18,457,986
Series 2024A , RB , 5.00% , 04/01/43 ..... 2,000 2,248,028
Series 2025C , RB , 5.00% , 11/01/43 ..... 4,750 5,437,548
Series 2024A , RB , 5.00% , 04/01/44 ..... 3,250 3,609,191
Series 2025C , RB , 5.00% , 11/01/44 ..... 3,000 3,386,497
Series 2025C , RB , 5.00% , 11/01/45 ..... 3,250 3,624,050
Series 2021B , RB , 4.00% , 05/01/46 ..... 10,865 10,892,349
Series 2024A , RB , 5.00% , 04/01/49 ..... 27,945 29,913,513
California State University
Series 2015A , RB , 5.00% , 11/01/30 ..... 45 45,107
Series 2017A , RB , 5.00% , 11/01/31 ..... 1,545 1,598,349
Series 2016A , RB , 5.00% , 11/01/31 ..... 500 502,441
Series 2016A , RB , 5.00% , 11/01/32 ..... 2,000 2,009,462
Series 2015A , RB , 5.00% , 11/01/33 ..... 30 30,065
Series 2015A , RB , 4.00% , 11/01/34 ..... 35 35,029
Series 2016A , RB , 4.00% , 11/01/34 ..... 1,000 1,001,779
Series 2016A , RB , 4.00% , 11/01/35 ..... 21,340 21,373,436
Series 2015A , RB , 5.00% , 11/01/35 ..... 70 70,141
Series 2017A , RB , 5.00% , 11/01/36 ..... 1,960 2,022,865
Series 2016A , RB , 4.00% , 11/01/37 ..... 3,625 3,629,497
Series 2016A , RB , 4.00% , 11/01/38 ..... 13,215 13,229,662
Series 2015A , RB , 5.00% , 11/01/38 ..... 65 65,114
Series 2020C , RB , 3.00% , 11/01/39 ..... 7,100 6,892,341
Series 2016A , RB , 5.00% , 11/01/41 ..... 1,005 1,008,264
Series 2018A , RB , 5.00% , 11/01/43 ..... 3,000 3,140,959
Series 2015A , RB , 5.00% , 11/01/43 ..... 40 40,051
Series 2019A , RB , 5.00% , 11/01/44 ..... 2,000 2,113,128
Series 2020C , RB , 4.00% , 11/01/45 ..... 19,940 20,037,766
Series 2016A , RB , 4.00% , 11/01/45 ..... 8,300 8,299,642
Series 2017A , RB , 5.00% , 11/01/47 ..... 13,900 14,098,254
Series 2018A , RB , 5.00% , 11/01/48 ..... 10,875 11,190,364
Series 2023A , RB , 5.25% , 11/01/48 ..... 1,840 2,010,452
Series 2019A , RB , 5.00% , 11/01/49 ..... 2,150 2,231,034
Series 2025A , RB , 5.25% , 11/01/50 ..... 3,950 4,361,769
Series 2020C , RB , 3.00% , 11/01/51 ..... 9,000 6,830,926
Series 2024A , RB , 5.50% , 11/01/55 ..... 4,600 5,074,754
California Statewide Communities Development
Authority, Series 2017, RB, 5.00%, 05/15/42 500 505,706
Campbell Union High School District, Series B,
GO, 4.00%, 08/01/38 .............. 1,000 1,008,863
Campbell Union School District, Series 2011C,
GO, 0.00%, 08/01/36
(c)
............. 2,215 1,621,228
Cerritos Community College District, Series
2019C, GO, 3.00%, 08/01/44 ......... 15,000 13,051,098
Chabot-Las Positas Community College District
Series 2016 , GO , 4.00% , 08/01/33 ...... 2,000 2,011,233
Series 2016 , GO , 4.00% , 08/01/34 ...... 2,845 2,860,051
Series 2016 , GO , 4.00% , 08/01/35 ...... 21,875 21,981,555
Series 2017A , GO , 4.00% , 08/01/42 ..... 5,000 5,020,614
Series C , GO , 5.25% , 08/01/48 ........ 4,600 4,967,975
Chaffey Community College District, Series A,
GO, 5.00%, 06/01/48 .............. 2,300 2,452,167
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ 2,000 2,000,106
Series C , GO , 4.00% , 08/01/47 ........ 10,000 9,883,624
Series G , GO , 5.25% , 08/01/52 ........ 20,895 22,268,244
Security
Par (000)
Par (000) Value
California (continued)
Chino Valley Unified School District, Series
2024D, GO, 5.00%, 08/01/55 ......... USD 11,565 $ 12,313,025
City & County of San Francisco
Series 2022R-1 , GO , 5.00% , 06/15/29 ... 1,000 1,106,597
Series 2022R-1 , GO , 5.00% , 06/15/30 ... 1,250 1,421,126
Series 2022R-1 , GO , 5.00% , 06/15/31 ... 750 872,788
Series 2022R-1 , GO , 5.00% , 06/15/32 ... 500 593,307
Series 2024-R1 , GO , 5.00% , 06/15/32 ... 3,820 4,532,865
City of Glendale
Series 2025 , RB , 5.00% , 02/01/49 ...... 4,325 4,561,523
Series 2024-2 , RB , 5.00% , 02/01/54 ..... 8,000 8,333,823
Series 2025 , RB , 5.00% , 02/01/55 ...... 7,765 8,102,649
City of Hayward, Series 2025, RB,
4.00%, 03/01/52 ................. 5,225 5,081,119
City of Irvine
Series 2025 , 5.00% , 09/01/55 ......... 3,435 3,680,807
Series 2025 , 5.00% , 09/01/60 ......... 4,645 4,980,307
City of Long Beach
Series C , RB , 5.00% , 05/15/47 ......... 1,000 1,015,912
Series 2019A , RB , 5.00% , 05/15/49 ..... 4,190 4,350,677
City of Los Angeles, RB, 5.00%, 06/25/26 ... 27,275 27,511,984
City of Los Angeles Department of Airports
Series 2020B , RB , 5.00% , 05/15/29 ..... 2,000 2,208,193
Series 2025D , RB , 5.00% , 05/15/29 ..... 1,035 1,142,740
Series 2020A , RB , 5.00% , 05/15/30 ..... 4,020 4,497,274
Series 2020A , RB , 5.00% , 05/15/31 ..... 1,500 1,675,332
Series 2025D , RB , 5.00% , 05/15/31 ..... 3,530 4,104,378
Series 2025E , RB , 5.00% , 05/15/32 ..... 2,350 2,790,623
Series 2020B , RB , 5.00% , 05/15/32 ..... 2,000 2,259,437
Series 2025D , RB , 5.00% , 05/15/33 ..... 5,500 6,654,256
Series 2020A , RB , 5.00% , 05/15/35 ..... 1,500 1,657,961
Series 2025D , RB , 5.00% , 05/15/35 ..... 2,500 3,110,286
Series 2020A , RB , 5.00% , 05/15/36 ..... 1,505 1,656,789
Series 2020A , RB , 5.00% , 05/15/38 ..... 2,175 2,375,823
Series 2020B , RB , 4.00% , 05/15/39 ..... 5,000 5,183,396
Series 2020B , RB , 4.00% , 05/15/40 ..... 3,900 4,020,433
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,000 1,085,352
Series B , RB , 5.00% , 05/15/42 ......... 4,390 4,507,312
Series 2020D , RB , 5.00% , 05/15/44 ..... 2,920 3,130,670
Series 2019E , RB, AMT , 5.00% , 05/15/44 . 2,000 2,099,696
Series 2021B , RB , 5.00% , 05/15/45 ..... 7,000 7,515,785
Series 2025D , RB , 5.00% , 05/15/48 ..... 2,500 2,710,943
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,500 1,553,751
Series 2025D , RB , 5.25% , 05/15/51 ..... 33,700 36,716,241
Series 2025E , RB , 5.25% , 05/15/55 ..... 13,915 15,085,541
City of Los Angeles Wastewater System
Series 2025C , RB , 5.00% , 06/01/27 ..... 10,000 10,403,950
Series 2022C , RB , 5.00% , 06/01/29 ..... 2,405 2,654,432
Series 2022C , RB , 5.00% , 06/01/30 ..... 7,000 7,935,141
Series A , RB , 5.00% , 06/01/31 ......... 3,000 3,116,960
Series 2018A , RB , 5.00% , 06/01/43 ..... 1,500 1,558,496
Series 2022A , RB , 5.00% , 06/01/47 ..... 3,500 3,735,059
Series A , RB , 5.25% , 06/01/47 ......... 1,500 1,526,492
Series 2025A , RB , 5.00% , 06/01/55 ..... 4,000 4,260,740
City of Oakland, Series 2025B-1, GO,
5.00%, 07/15/55 ................. 3,000 3,165,230
City of Riverside, Series 2019A, RB,
5.00%, 10/01/48 ................. 6,895 7,106,421
City of San Francisco
Series A , RB , 5.00% , 11/01/27 ......... 4,575 4,664,679
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/31 ................ 8,000 9,404,564
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/32 ................ 6,000 7,195,157
Series 2023C , RB , 5.00% , 11/01/33 ..... 3,000 3,663,433

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/33 ................ USD 10,000 $ 12,211,443
Series 2023C , RB , 5.00% , 11/01/34 ..... 3,000 3,645,784
Series A , RB , 4.00% , 11/01/39 ......... 19,695 19,739,432
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/39 ................ 1,700 2,183,190
Series 2020C , RB , 4.00% , 11/01/50 ..... 4,000 3,888,668
Series 2020A , RB , 5.00% , 11/01/50 ..... 9,345 9,733,814
Series 2023AB , RB , 5.25% , 11/01/52 .... 6,265 6,749,496
Series 2025, Sub-Series D , RB ,
5.00% , 11/01/55 ................ 10,000 10,675,896
Series 2025, Sub-Series E , RB ,
5.25% , 11/01/55 ................ 18,125 19,737,987
City of San Jose
Series 2019A-1 , GO , 5.00% , 09/01/45 .... 13,000 13,564,187
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 3,615 3,755,301
City of Santa Rosa, Series 2002B, RB,
0.00%, 09/01/32 (AMBAC)
(c)
.......... 10,880 9,227,331
Clovis Unified School District, Series D, GO,
4.00%, 08/01/40 ................. 235 235,096
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27
(c)
.... 6,475 6,275,687
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(c)
7,075 6,698,628
Series 2019F , GO , 0.00% , 08/01/41
(c)
.... 1,000 562,408
Series 2019F , GO , 0.00% , 08/01/42
(c)
.... 1,000 531,714
Series 2017D , GO , 4.00% , 08/01/42 ..... 2,000 2,007,698
Colton Joint Unified School District
Series 2010B , GO , 0.00% , 08/01/42
(c)
.... 16,500 8,315,319
Series A , GO , 5.00% , 08/01/55 ( BAM ) .... 5,000 5,283,272
Contra Costa Community College District, Series
2014A, GO, 4.00%, 08/01/39 ......... 25,830 25,837,284
County of Sacramento Airport System
Series 2025B , RB , 5.00% , 07/01/40 ..... 2,085 2,455,138
Series 2024 , RB , 5.00% , 07/01/49 ...... 2,500 2,664,222
Series 2024 , RB , 5.00% , 07/01/54 ...... 2,500 2,630,746
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/34 ..... 4,000 4,726,178
Series 2017C , GO , 4.00% , 08/01/37 ..... 11,305 11,465,938
Series 2017C , GO , 4.00% , 08/01/38 ..... 3,015 3,054,202
Desert Community College District, Series 2017,
GO, 4.00%, 08/01/39 .............. 8,000 8,069,466
Dublin Unified School District
Series B , GO , 4.00% , 08/01/42 ........ 3,040 3,151,280
Series B , GO , 4.13% , 08/01/49 ........ 2,710 2,709,946
Series B , GO , 4.25% , 08/01/53 ........ 5,000 5,003,999
East Bay Municipal Utility District Water System
Series 2025B , RB , 5.00% , 06/01/26 ..... 9,805 9,884,456
Series 2025B , RB , 5.00% , 06/01/27 ..... 4,030 4,195,853
Series 2017B , RB , 5.00% , 06/01/31 ..... 2,000 2,077,710
Series 2025B , RB , 5.00% , 06/01/32 ..... 3,000 3,572,846
Series 2017B , RB , 5.00% , 06/01/34 ..... 3,085 3,195,896
Series 2017B , RB , 5.00% , 06/01/36 ..... 2,105 2,175,029
Series 2025B , RB , 5.00% , 06/01/37 ..... 5,000 6,151,229
Series 2017A , RB , 5.00% , 06/01/42 ..... 8,000 8,196,267
Series 2017A , RB , 5.00% , 06/01/45 ..... 7,240 7,373,381
Series 2019A , RB , 5.00% , 06/01/49 ..... 4,750 4,928,629
Series 2024A , RB , 5.00% , 06/01/49 ..... 5,000 5,374,383
Series 2025A , RB , 5.00% , 06/01/55 ..... 3,335 3,576,234
East County Advanced Water Purification Joint
Powers Authority, RB, 3.13%, 09/01/26 ... 50,365 50,433,597
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 4.00% , 07/01/38 ..... 7,125 7,462,031
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,500 1,526,589
Security
Par (000)
Par (000) Value
California (continued)
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/29
(c)
.... USD 6,000 $ 5,537,080
Series 2012C , GO , 0.00% , 08/01/31
(c)
.... 1,000 875,974
Series 2012C , GO , 0.00% , 08/01/32
(c)
.... 200 169,963
Series 2012C , GO , 0.00% , 08/01/33
(c)
.... 1,000 822,512
Series 2012C , GO , 0.00% , 08/01/34
(c)
.... 12,415 9,863,992
Series 2016A , GO , 4.00% , 08/01/41 ..... 6,985 7,001,781
Series 2016A , GO , 4.00% , 08/01/45 ..... 2,000 2,000,517
El Dorado Irrigation District, Series 2020A, COP,
4.00%, 03/01/45 ................. 5,000 5,010,430
Elk Grove Unified School District
Series 2021 , GO , 2.00% , 08/01/34 ...... 3,000 2,719,960
Series 2021 , GO , 2.00% , 08/01/35 ...... 5,930 5,269,853
Escondido Union High School District
(c)
Series 2011C , GO , 0.00% , 08/01/46 ..... 1,905 803,313
Series 2011C , GO , 0.00% , 08/01/51 ..... 2,850 941,558
Foothill-De Anza Community College District
Series B , GO , 0.00% , 08/01/33 ( AMBAC )
(c)
3,805 3,159,581
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(c)
............ 14,840 11,978,201
Series A , GO , 0.00% , 08/01/34 ( AMBAC )
(c)
2,500 2,007,859
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(c)
6,300 4,677,898
Series 2016 , GO , 4.00% , 08/01/40 ...... 4,000 4,004,702
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/28
(c)
.... 4,450 4,287,859
Series 2013A , RB , 6.13% , 01/15/28 ..... 5,040 5,419,017
Series 1995A , RB , 0.00% , 01/01/30
(c)
.... 1,000 924,025
Series 2013A , RB , 5.40% , 01/15/30 ..... 10,000 11,248,984
Series 2015A , RB , 0.00% , 01/15/34
(c)
.... 12,500 10,108,437
Series 2015A , RB , 0.00% , 01/15/35
(c)
.... 1,700 1,326,094
Series 2013A , RB , 0.00% , 01/15/36
(c)
.... 7,010 5,250,608
Series 2013A , RB , 0.00% , 01/15/37 ( AGM )
(c)
1,000 715,958
Series 2021A , RB , 4.00% , 01/15/46 ..... 47,300 46,381,661
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,800 1,648,056
Fremont Union High School District
Series 2021A , GO , 3.00% , 08/01/40 ..... 3,825 3,715,444
Series 2015 , GO , 4.00% , 08/01/40 ...... 2,000 2,001,752
Series 2019A , GO , 4.00% , 08/01/46 ..... 2,660 2,661,966
Series 2023 , GO , 4.00% , 08/01/48 ...... 9,000 8,978,350
Glendale Community College District, Series
2025A, GO, 5.00%, 08/01/55 ......... 6,665 7,074,029
Grossmont-Cuyamaca Community College
District, Series 2008C, GO, 0.00%, 08/01/30
(AGC)
(c)
...................... 8,800 7,916,762
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 8,950 8,961,499
Hayward Unified School District
Series 2019A , GO , 5.00% , 08/01/44 ( BAM ) 2,300 2,390,044
Series 2025B , GO , 5.00% , 08/01/50 ( BAM ) 3,500 3,758,718
Series 2025B , GO , 5.00% , 08/01/55 ( BAM ) 4,000 4,259,500
Irvine Ranch Water District
Series 2016 , 5.25% , 02/01/41 ......... 10,360 10,461,919
Series 2016 , COP , 5.00% , 03/01/41 ..... 6,000 6,063,163
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 11,490 9,967,850
Long Beach Community College District
Series 2008A , GO , 0.00% , 06/01/29
(c)
.... 5,420 5,027,910
Series 2016B , GO , 4.00% , 08/01/41 ..... 3,590 3,593,915
Series 2012B , GO , 0.00% , 08/01/49
(c)
.... 2,000 1,424,800
Series 2019C , GO , 4.00% , 08/01/49 ..... 10,675 10,258,567
Series 2025E , GO , 5.00% , 08/01/52 ..... 5,335 5,700,416
Long Beach Unified School District
Series A , GO , 5.00% , 08/01/35 ........ 3,000 3,031,356
Series D-1 , GO , 0.00% , 08/01/37
(c)
...... 11,000 6,792,041

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series B , GO , 3.00% , 08/01/37 ........ USD 2,420 $ 2,415,630
Series A , GO , 4.00% , 08/01/38 ........ 10,300 10,334,811
Series D-1 , GO , 0.00% , 08/01/39
(c)
...... 800 451,532
Series F , GO , 3.00% , 08/01/47 ......... 22,525 18,002,228
Series B , GO , 3.00% , 08/01/48 ........ 5,000 3,960,424
Series C , GO , 4.00% , 08/01/48 ........ 11,845 11,702,498
Series B , GO , 3.00% , 08/01/50 ........ 6,000 4,628,659
Los Angeles Community College District
Series 2015C , GO , 5.00% , 06/01/26 ..... 1,125 1,133,184
Series D , GO , 5.00% , 08/01/29 ........ 12,915 14,354,139
Series D , GO , 5.00% , 08/01/30 ........ 9,285 10,604,645
Series K , GO , 4.00% , 08/01/35 ........ 1,750 1,757,399
Series L , GO , 5.00% , 08/01/36 ........ 2,030 2,366,131
Series 2016 , GO , 4.00% , 08/01/37 ...... 8,815 8,839,979
Series J , GO , 4.00% , 08/01/37 ......... 2,500 2,531,022
Series K , GO , 4.00% , 08/01/37 ........ 14,250 14,290,380
Series L , GO , 5.00% , 08/01/37 ........ 1,005 1,162,389
Series K , GO , 4.00% , 08/01/38 ........ 23,685 23,737,218
Series K , GO , 3.00% , 08/01/39 ........ 2,145 2,116,869
Series K , GO , 4.00% , 08/01/39 ........ 7,500 7,514,308
Series J , GO , 4.00% , 08/01/41 ......... 5,000 5,032,997
Los Angeles County Facilities 2, Inc., Series
2024A, RB, 5.25%, 06/01/49 ......... 14,090 15,151,146
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,047,314
Series 2018A , RB , 4.00% , 12/01/48 ..... 2,305 2,230,456
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021A , RB , 5.00% , 06/01/28 ..... 5,000 5,369,942
Series 2021A , RB , 5.00% , 06/01/30 ..... 3,755 4,264,890
Series 2016A , RB , 5.00% , 06/01/31 ..... 2,055 2,070,178
Series 2020A , RB , 5.00% , 06/01/31 ..... 4,000 4,524,179
Series 2023A , RB , 5.00% , 07/01/31 ..... 2,000 2,333,173
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,785 3,143,057
Series 2021A , RB , 5.00% , 06/01/32 ..... 3,250 3,773,969
Series 2016A , RB , 5.00% , 06/01/32 ..... 1,500 1,510,969
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,000 2,314,949
Series 2020A , RB , 5.00% , 06/01/33 ..... 6,585 7,194,659
Series 2016A , RB , 5.00% , 06/01/34 ..... 5,225 5,261,382
Series 2020A , RB , 4.00% , 06/01/35 ..... 3,800 4,050,282
Series 2020A , RB , 5.00% , 06/01/35 ..... 1,500 1,676,448
Series 2021A , RB , 4.00% , 06/01/36 ..... 2,000 2,172,839
Series 2020A , RB , 5.00% , 06/01/36 ..... 8,080 8,982,194
Series 2016A , RB , 5.00% , 06/01/36 ..... 4,400 4,428,337
Series 2020A , RB , 5.00% , 06/01/37 ..... 4,800 5,321,326
Series 2019A , RB , 5.00% , 07/01/37 ..... 2,000 2,118,072
Series 2021A , RB , 4.00% , 06/01/39 ..... 5,000 5,300,975
Series 2017A , RB , 5.00% , 07/01/39 ..... 10,000 10,331,463
Series 2019A , RB , 5.00% , 07/01/39 ..... 3,400 3,584,817
Series 2017A , RB , 5.00% , 07/01/40 ..... 8,000 8,250,802
Series 2017A , RB , 5.00% , 07/01/42 ..... 7,990 8,200,688
Series 2019A , RB , 5.00% , 07/01/44 ..... 4,000 4,187,530
Los Angeles County Public Works Financing
Authority
Series 2024H , RB , 5.00% , 12/01/37 ..... 5,165 6,227,129
Series 2024H , RB , 5.00% , 12/01/38 ..... 3,865 4,613,389
Series 2024H , RB , 5.00% , 12/01/40 ..... 1,750 2,047,016
Series 2025J , RB , 5.00% , 12/01/40 ..... 3,200 3,797,222
Series 2025J , RB , 5.00% , 12/01/43 ..... 1,000 1,149,501
Series 2025J , RB , 5.00% , 12/01/44 ..... 1,270 1,436,037
Series 2025J , RB , 5.00% , 12/01/45 ..... 2,000 2,232,008
Series 2025J , RB , 5.00% , 12/01/46 ..... 4,000 4,407,010
Series 2025J , RB , 5.00% , 12/01/47 ..... 15,730 17,203,975
Series 2019E-1 , RB , 5.00% , 12/01/49 .... 10,645 11,093,868
Series 2024H , RB , 5.50% , 12/01/49 ..... 6,650 7,410,437
Security
Par (000)
Par (000) Value
California (continued)
Series 2024H , RB , 5.25% , 12/01/53 ..... USD 7,200 $ 7,751,995
Series 2025J , RB , 5.50% , 12/01/54 ..... 1,250 1,378,139
Los Angeles County Sanitation Districts
Financing Authority, Series 2016A, RB,
4.00%, 10/01/42 ................. 13,500 13,526,630
Los Angeles Department of Water & Power
Series 2025D , RB , 5.00% , 07/01/27 ..... 1,840 1,908,858
Series 2024C , RB , 5.00% , 07/01/27 ..... 7,000 7,261,960
Series 2020A , RB , 5.00% , 07/01/27 ..... 6,415 6,655,067
Series 2022E , RB , 5.00% , 07/01/28 ..... 4,975 5,282,863
Series 2017B , RB , 5.00% , 07/01/28 ..... 4,095 4,187,434
Series 2024E , RB , 5.00% , 07/01/28 ..... 9,165 9,732,149
Series 2025A , RB , 5.00% , 07/01/28 ..... 1,285 1,347,799
Series 2020A , RB , 5.00% , 07/01/28 ..... 12,815 13,608,019
Series 2023A , RB , 5.00% , 07/01/29 ..... 16,500 17,936,838
Series 2022E , RB , 5.00% , 07/01/29 ..... 2,000 2,174,162
Series 2020A , RB , 5.00% , 07/01/29 ..... 20,220 21,980,780
Series 2024E , RB , 5.00% , 07/01/30 ..... 19,850 22,051,782
Series 2025C , RB , 5.00% , 07/01/30 ..... 17,495 19,221,109
Series 2023A , RB , 5.00% , 07/01/31 ..... 8,670 9,804,356
Series 2019B , RB , 5.00% , 07/01/31 ..... 4,005 4,291,376
Series 2023A , RB , 5.00% , 07/01/32 ..... 1,495 1,719,000
Series 2025B , RB , 5.00% , 07/01/32 ..... 4,615 5,306,478
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,755 1,877,527
Series 2025B , RB , 5.00% , 07/01/34 ..... 2,000 2,356,284
Series 2022B , RB , 5.00% , 07/01/35 ..... 1,500 1,697,038
Series 2017B , RB , 5.00% , 07/01/36 ..... 2,000 2,035,539
Series 2025A , RB , 5.00% , 07/01/36 ( BAM ) 350 411,188
Series 2022A , RB , 5.00% , 07/01/37 ..... 3,160 3,479,625
Series 2023E , RB , 5.00% , 07/01/38 ..... 5,575 6,284,064
Series 2025C , RB , 5.00% , 07/01/38 ..... 3,290 3,807,417
Series 2024B , RB , 5.00% , 07/01/38 ..... 24,000 27,237,089
Series 2025D , RB , 5.00% , 07/01/39 ..... 8,920 10,227,094
Series 2024A , RB , 5.00% , 07/01/39 ..... 1,050 1,182,065
Series 2020B , RB , 5.00% , 07/01/40 ..... 12,440 13,306,507
Series 2025D , RB , 5.00% , 07/01/40 ..... 9,400 10,705,433
Series 2025C , RB , 5.00% , 07/01/40 ..... 4,500 5,124,942
Series 2022C , RB , 5.00% , 07/01/40 ..... 12,270 13,394,041
Series 2022A , RB , 5.00% , 07/01/41 ..... 1,000 1,080,620
Series 2025C , RB , 5.00% , 07/01/42 ..... 8,000 8,980,257
Series 2025A , RB , 5.00% , 07/01/42 ( BAM ) 600 672,571
Series 2017A , RB , 5.00% , 07/01/42 ..... 7,495 7,588,214
Series 2017C , RB , 5.00% , 07/01/42 ..... 2,000 2,039,566
Series 2022C , RB , 5.00% , 07/01/42 ..... 5,515 5,962,096
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,155 2,313,267
Series 2018D , RB , 5.00% , 07/01/43 ..... 1,725 1,780,324
Series 2024A , RB , 5.00% , 07/01/43 ..... 3,275 3,587,228
Series 2024A , RB , 5.00% , 07/01/44 ..... 5,000 5,427,016
Series 2019D , RB , 5.00% , 07/01/44 ..... 13,000 13,519,619
Series 2025D , RB , 5.00% , 07/01/46 ..... 5,000 5,400,583
Series 2022A , RB , 5.00% , 07/01/46 ..... 3,880 4,071,290
Series 2021B , RB , 5.00% , 07/01/46 ..... 3,535 3,694,422
Series 2017C , RB , 5.00% , 07/01/47 ..... 12,115 12,248,186
Series 2019A , RB , 5.00% , 07/01/49 ..... 14,500 14,801,504
Series 2019D , RB , 5.00% , 07/01/49 ..... 21,630 22,154,047
Series 2019C , RB , 5.00% , 07/01/49 ..... 1,250 1,280,285
Series 2019A , RB , 5.25% , 07/01/49 ..... 2,500 2,569,835
Series 2020B , RB , 5.00% , 07/01/50 ..... 4,230 4,346,011
Series 2025A , RB , 5.00% , 07/01/50 ..... 15,925 16,738,771
Series 2021C , RB , 5.00% , 07/01/51 ..... 17,980 18,545,005
Series 2022A , RB , 5.00% , 07/01/51 ..... 1,635 1,686,378
Series 2025D , RB , 5.00% , 07/01/52 ..... 5,000 5,242,555
Series 2024C , RB , 5.00% , 07/01/54 ..... 500 520,123
Series 2025D , RB , 5.25% , 07/01/56 ..... 3,930 4,185,642

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles Department of Water & Power
Water System
Series 2025C , RB , 5.00% , 07/01/28 ..... USD 4,750 $ 5,043,940
Series 2020B , RB , 4.00% , 07/01/29 ..... 2,000 2,105,103
Series 2025C , RB , 5.00% , 07/01/29 ..... 7,650 8,316,170
Series 2025A , RB , 5.00% , 01/01/30 ..... 7,950 8,640,718
Series 2020B , RB , 4.00% , 07/01/30 ..... 2,000 2,128,795
Series 2025B , RB , 5.00% , 07/01/31 ..... 1,980 2,239,057
Series 2023A , RB , 5.00% , 07/01/33 ..... 5,000 5,828,921
Series 2023A , RB , 5.00% , 07/01/34 ..... 5,000 5,793,636
Series 2025C , RB , 5.00% , 07/01/35 ..... 6,500 7,710,203
Series 2025B , RB , 5.00% , 07/01/35 ..... 800 948,948
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,250 2,449,936
Series 2020C , RB , 5.00% , 07/01/37 ..... 3,050 3,304,195
Series 2022B , RB , 5.00% , 07/01/37 ..... 7,000 7,768,998
Series 2018B , RB , 5.00% , 07/01/37 ..... 2,000 2,087,679
Series 2020C , RB , 5.00% , 07/01/38 ..... 1,000 1,078,505
Series 2022B , RB , 5.00% , 07/01/38 ..... 6,670 7,359,665
Series 2020C , RB , 5.00% , 07/01/40 ..... 5,250 5,615,688
Series 2025C , RB , 5.00% , 07/01/40 ..... 3,000 3,416,628
Series 2020A , RB , 5.00% , 07/01/40 ..... 5,065 5,417,802
Series 2024B , RB , 5.00% , 07/01/41 ..... 4,800 5,376,670
Series 2020C , RB , 5.00% , 07/01/41 ..... 2,000 2,133,102
Series 2020A , RB , 5.00% , 07/01/41 ..... 1,500 1,599,826
Series 2025C , RB , 5.00% , 07/01/41 ..... 2,500 2,831,162
Series 2022C , RB , 5.00% , 07/01/41 ..... 4,610 5,044,406
Series 2024B , RB , 5.00% , 07/01/42 ..... 3,000 3,333,564
Series 2018B , RB , 5.00% , 07/01/43 ..... 2,500 2,580,180
Series 2024B , RB , 5.00% , 07/01/44 ..... 4,000 4,360,259
Series 2017A , RB , 5.00% , 07/01/44 ..... 17,715 17,896,201
Series 2022B , RB , 5.00% , 07/01/47 ..... 20,030 21,042,466
Series 2018B , RB , 5.00% , 07/01/48 ..... 2,500 2,545,586
Series 2018A , RB , 5.00% , 07/01/48 ..... 9,745 9,885,881
Series 2021B , RB , 5.00% , 07/01/49 ..... 3,900 4,029,593
Series 2025C , RB , 5.00% , 07/01/49 ..... 2,500 2,646,827
Series 2025C , RB , 5.00% , 07/01/52 ..... 4,950 5,190,129
Series 2022D , RB , 5.00% , 07/01/52 ..... 1,650 1,707,700
Series 2025C , RB , 5.00% , 07/01/55 ..... 3,210 3,355,995
Los Angeles Unified School District
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,855 3,897,372
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,625 1,696,311
Series 2016B , GO , 5.00% , 07/01/27 ..... 7,920 8,005,267
Series 2017A , GO , 5.00% , 07/01/27 ..... 1,460 1,524,070
Series 2022QRR , GO , 5.00% , 07/01/28 ... 2,505 2,690,785
Series 2019A , GO , 5.00% , 07/01/28 ..... 5,005 5,376,200
Series 2024A , GO , 5.00% , 07/01/28 ..... 2,460 2,642,448
Series 2019A , GO , 5.00% , 07/01/29 ..... 5,000 5,525,191
Series 2016B , GO , 5.00% , 07/01/30 ..... 10,000 10,099,340
Series 2024A , GO , 5.00% , 07/01/30 ..... 7,000 7,937,174
Series 2016B , GO , 3.00% , 07/01/31 ..... 15,405 15,417,321
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 1,000 1,055,265
Series 2021RYRR , GO , 5.00% , 07/01/31 .. 500 580,361
Series 2024A , GO , 5.00% , 07/01/31 ..... 19,625 22,779,154
Series 2019A , GO , 5.00% , 07/01/31 ..... 3,045 3,353,157
Series 2022QRR , GO , 5.00% , 07/01/31 ... 1,410 1,636,617
Series 2016B , GO , 3.00% , 07/01/32 ..... 7,820 7,824,463
Series 2020C , GO , 4.00% , 07/01/32 ..... 5,000 5,405,953
Series 2021RYRR , GO , 5.00% , 07/01/32 .. 2,920 3,422,315
Series 2024A , GO , 5.00% , 07/01/32 ..... 23,735 28,148,011
Series 2018B-1 , GO , 5.00% , 07/01/32 .... 3,250 3,423,618
Series 2020C , GO , 4.00% , 07/01/33 ..... 4,750 5,109,483
Series 2018B-1 , GO , 5.00% , 07/01/33 .... 4,000 4,210,132
Series 2021RYRR , GO , 5.00% , 07/01/34 .. 1,505 1,752,574
Series 2024A , GO , 5.00% , 07/01/34 ..... 3,610 4,438,186
Series 2025A , GO , 5.00% , 07/01/34 ..... 2,800 3,442,361
Security
Par (000)
Par (000) Value
California (continued)
Series 2021RYRR , GO , 4.00% , 07/01/36 .. USD 5,250 $ 5,658,216
Series 2018B-1 , GO , 5.00% , 07/01/36 .... 2,000 2,095,988
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 1,830 1,924,610
Series 2020C , GO , 4.00% , 07/01/37 ..... 12,990 13,661,577
Series 2021RYRR , GO , 4.00% , 07/01/37 .. 5,050 5,394,659
Series 2023QRR , GO , 5.00% , 07/01/37 ... 4,000 4,745,974
Series 2025A , GO , 5.00% , 07/01/37 ..... 5,000 6,092,264
Series 2020C , GO , 4.00% , 07/01/38 ..... 5,500 5,748,939
Series 2021RYRR , GO , 4.00% , 07/01/38 .. 4,695 4,975,232
Series 2020RYQ , GO , 4.00% , 07/01/38 ... 100 104,526
Series 2023QRR , GO , 5.00% , 07/01/38 ... 5,000 5,872,145
Series 2022QRR , GO , 5.00% , 07/01/38 ... 2,500 2,885,037
Series 2018B-1 , GO , 5.00% , 07/01/38 .... 10,835 11,322,314
Series 2020RYQ , GO , 4.00% , 07/01/39 ... 1,030 1,070,538
Series 2020C , GO , 4.00% , 07/01/39 ..... 10,000 10,393,572
Series 2016A , GO , 4.00% , 07/01/40 ..... 1,045 1,045,216
Series 2021RYRR , GO , 4.00% , 07/01/40 .. 3,250 3,392,263
Series 2020C , GO , 4.00% , 07/01/40 ..... 1,005 1,038,425
Series 2024QRR , GO , 5.00% , 07/01/41 ... 3,000 3,496,318
Series 2024QRR , GO , 5.00% , 07/01/42 ... 3,000 3,456,752
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 7,900 8,242,414
Series 2020RYQ , GO , 4.00% , 07/01/44 ... 41,225 41,612,944
Series 2020C , GO , 4.00% , 07/01/44 ..... 4,500 4,542,347
Series 2020C , GO , 3.00% , 07/01/45 ..... 10,000 8,322,654
Series 2021RYRR , GO , 4.00% , 07/01/46 .. 8,285 8,300,151
Series 2022QRR , GO , 5.25% , 07/01/47 ... 3,765 4,086,317
Series 2025A1 , GO , 5.00% , 07/01/49 .... 15,025 16,195,765
Series 2024QRR , GO , 5.25% , 07/01/49 ... 5,000 5,472,197
Mendocino-Lake Community College District,
Series B, GO, 0.00%, 08/01/51
(c)
....... 750 239,972
Metropolitan Water District of Southern California
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,000 1,010,924
Series 2011C , RB , 5.00% , 10/01/27 ..... 1,000 1,052,859
Series 2024B3 , RB , VRDN,
5.00% , 07/01/31
(a)
............... 1,500 1,676,561
Series 2022A , RB , 5.00% , 10/01/31 ..... 2,425 2,846,783
Series 2019A , RB , 5.00% , 07/01/34 ..... 4,000 4,348,446
Series 2020C , RB , 5.00% , 07/01/38 ..... 10,730 11,882,746
Series 2020C , RB , 5.00% , 07/01/39 ..... 2,520 2,780,596
Series 2021A , RB , 5.00% , 10/01/46 ..... 6,000 6,415,527
Series 2020A , RB , 5.00% , 10/01/49 ..... 7,415 7,681,707
Series 2021A , RB , 5.00% , 10/01/51 ..... 10,000 10,458,343
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 17,405 17,636,180
Morgan Hill Unified School District, Series B,
GO, 4.00%, 08/01/47 .............. 7,500 7,500,623
Mount Diablo Unified School District, Series
2022B, GO, 4.00%, 08/01/35 ......... 4,000 4,323,086
Mt. San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 1,000 1,067,538
Series 2013A , GO , 0.00% , 08/01/43
(c)
.... 12,830 13,415,351
Series 2025A , GO , 5.25% , 08/01/55 ..... 5,000 5,456,008
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/30 ..... 2,230 2,269,393
Series 2016B , RB , 4.00% , 11/01/34 ..... 2,300 2,314,080
Series 2016B , RB , 4.00% , 11/01/36 ..... 11,040 11,081,986
Series 2020B , RB , 5.00% , 11/01/38 ..... 2,000 2,206,024
New Haven Unified School District, Series
2020C, GO, 3.00%, 08/01/49 ......... 6,060 4,738,880
Newport Mesa Unified School District
(c)
Series 2011 , GO , 0.00% , 08/01/34 ...... 7,485 6,016,526
Series 2011 , GO , 0.00% , 08/01/35 ...... 13,000 10,072,187
Series 2011 , GO , 0.00% , 08/01/36 ...... 1,400 1,040,601
Series 2011 , GO , 0.00% , 08/01/38 ...... 3,500 2,379,366
Series 2017 , GO , 0.00% , 08/01/43 ...... 1,500 756,238

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2017 , GO , 0.00% , 08/01/44 ...... USD 1,125 $ 543,258
Series 2017 , GO , 0.00% , 08/01/45 ...... 2,500 1,149,866
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 1,000 1,011,351
North Orange County Community College
District, Series B, GO, 4.00%, 08/01/44 ... 9,325 9,379,354
Northern California Sanitation Agencies
Financing Authority
Series 2021 , RB , 5.00% , 12/01/27 ...... 1,000 1,056,044
Series 2021 , RB , 5.00% , 12/01/29 ...... 1,000 1,118,572
Series 2021 , RB , 5.00% , 12/01/30 ...... 400 458,805
Series 2021 , RB , 5.00% , 12/01/33 ...... 4,000 4,676,089
Series 2024A , RB , 5.00% , 12/01/37 ..... 15,000 18,158,400
Series 2020A , RB , 5.00% , 12/01/45 ..... 7,885 8,460,892
Series 2020A , RB , 5.00% , 12/01/50 ..... 3,525 3,677,119
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/41 .............. 5,000 5,000,748
Orange County Local Transportation Authority
Sales Tax
Series 2019 , RB , 5.00% , 02/15/40 ...... 19,805 21,023,516
Series 2019 , RB , 5.00% , 02/15/41 ...... 1,500 1,586,470
Palomar Community College District
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,900 1,900,644
Series D , GO , 5.25% , 08/01/45 ........ 1,000 1,023,306
Pasadena Area Community College District,
Series 2023A-1, GO, 5.00%, 08/01/48 ... 2,340 2,480,352
Placentia-Yorba Linda Unified School District
(c)
Series D , GO , 0.00% , 08/01/42 ........ 1,205 647,978
Series D , GO , 0.00% , 08/01/46 ........ 2,500 1,009,547
Pomona Unified School District, Series A, GO,
5.00%, 08/01/55 ................. 2,310 2,457,719
Poway Unified School District
(c)
Series B , GO , 0.00% , 08/01/33 ........ 1,000 821,288
Series B , GO , 0.00% , 08/01/34 ........ 4,630 3,678,732
Series B , GO , 0.00% , 08/01/36 ........ 13,250 9,693,337
Series B , GO , 0.00% , 08/01/41 ........ 1,500 867,601
Series B , GO , 0.00% , 08/01/46 ........ 9,615 3,981,996
Series B , GO , 0.00% , 08/01/51 ........ 3,750 1,207,280
Rio Hondo Community College District
Series 2010C , GO , 6.63% , 08/01/42 ..... 560 695,725
Series 2010C , GO , 6.85% , 08/01/42 ..... 7,500 9,520,192
Series 2022D , GO , 0.00% , 08/01/46
(c)
.... 4,000 1,525,600
Riverside Community College District, Series
2025A, GO, 4.00%, 08/01/54 ......... 2,915 2,809,314
Riverside County Public Financing Authority,
Series 2025A, 5.00%, 10/01/36 (BAM) ... 1,920 2,318,523
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... 5,092 5,358,253
Series 2021B-1 , RB , 4.00% , 06/01/38 .... 2,125 2,234,434
Series 2021B-1 , RB , 4.00% , 06/01/39 .... 8,860 9,303,142
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 10,370 10,535,166
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 18,940 17,727,397
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,521,898
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/29 ..... 7,130 7,524,594
Series 2017B , RB , 5.00% , 06/01/34 ..... 15,975 16,793,232
Series 2017B , RB , 5.00% , 06/01/35 ..... 1,030 1,081,304
Series 2017B , RB , 5.00% , 06/01/37 ..... 2,555 2,674,172
Series 2017B , RB , 5.00% , 06/01/39 ..... 2,960 3,088,124
Rowland Unified School District, Series 2009B,
GO, 0.00%, 08/01/39
(c)
............. 5,270 3,209,129
Sacramento Area Flood Control Agency, Series
2016A, 5.00%, 10/01/41 ............ 2,000 2,023,626
Security
Par (000)
Par (000) Value
California (continued)
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ USD 440 $ 488,380
Sacramento City Unified School District
Series 2024B , GO , 4.00% , 08/01/54 ( AGM ) 5,000 4,675,405
Series 2025C , GO , 5.00% , 08/01/54 ..... 10,000 10,595,099
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/26 ..... 1,770 1,796,248
Series 2022J , RB , 5.00% , 08/15/28 ..... 1,630 1,759,840
Series 2023D , RB , VRDN, 5.00% , 10/15/30
(a)
7,500 8,420,438
Series 2025F , RB , VRDN, 5.00% , 10/15/31
(a)
10,000 11,429,782
Series 2025E , RB , VRDN, 5.00% , 10/15/32
(a)
5,500 6,462,866
Series 2019G , RB , 5.00% , 08/15/39 ..... 1,500 1,620,302
Series 2020H , RB , 4.00% , 08/15/40 ..... 2,500 2,583,493
Series 2019G , RB , 5.00% , 08/15/40 ..... 2,000 2,147,974
Series 2020H , RB , 4.00% , 08/15/45 ..... 13,575 13,644,645
Series 2023K , RB , 5.00% , 08/15/48 ..... 7,280 7,797,233
Series 2024M , RB , 5.00% , 11/15/49 ..... 1,500 1,611,000
Series 2020H , RB , 5.00% , 08/15/50 ..... 24,000 24,967,922
Series 2024M , RB , 5.00% , 11/15/54 ..... 6,015 6,392,805
Sacramento Transportation Authority Sales Tax,
Series 2023, RB, 5.00%, 10/01/34 ...... 5,835 7,074,586
San Bernardino Community College District
(c)
Series F , GO , 0.00% , 08/01/45 ......... 2,000 789,653
Series F , GO , 0.00% , 08/01/49 ......... 16,350 4,978,209
Series F , GO , 0.00% , 08/01/50 ......... 13,000 3,736,090
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 10,000 10,248,506
San Diego Community College District, Series
2016, GO, 5.00%, 08/01/28 .......... 1,000 1,013,134
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/34 ..... 4,850 5,298,760
Series 2019A , RB , 5.00% , 07/01/36 ..... 1,450 1,573,496
Series 2019A , RB , 4.00% , 07/01/38 ..... 2,120 2,184,543
Series 2019A , RB , 5.00% , 07/01/44 ..... 1,600 1,682,863
Series 2021A , RB , 5.00% , 07/01/46 ..... 5,000 5,327,860
Series 2019A , RB , 5.00% , 07/01/49 ..... 600 619,035
Series 2021A , RB , 5.00% , 07/01/56 ..... 5,000 5,183,457
San Diego County Regional Transportation
Commission
Series 2026A , RB , 5.00% , 04/01/31 ..... 1,500 1,739,620
Series 2023A , RB , 5.00% , 04/01/32 ..... 2,000 2,372,731
Series 2023A , RB , 5.00% , 04/01/34 ..... 1,500 1,801,283
Series 2023A , RB , 5.00% , 04/01/38 ..... 1,000 1,165,487
Series 2016A , RB , 5.00% , 04/01/41 ..... 10,230 10,255,736
Series 2021B , RB , 5.00% , 04/01/45 ..... 4,300 4,584,712
Series 2016A , RB , 5.00% , 04/01/48 ..... 2,270 2,275,711
Series 2021B , RB , 5.00% , 04/01/48 ..... 8,140 8,532,666
San Diego County Water Authority
Series 2021B , RB , 4.00% , 05/01/33 ..... 3,500 3,824,918
Series 2021B , RB , 4.00% , 05/01/35 ..... 3,000 3,252,359
Series 2021B , RB , 4.00% , 05/01/37 ..... 3,515 3,766,570
Series 2022A , RB , 5.00% , 05/01/52 ..... 4,250 4,459,368
San Diego Public Facilities Financing Authority
Series 2016B , RB , 5.00% , 08/01/28 ..... 2,500 2,531,443
Series 2016A , RB , 5.00% , 05/15/29 ..... 2,505 2,520,395
Series 2020A , RB , 4.00% , 08/01/36 ..... 1,350 1,434,687
Series 2025A , RB , 5.00% , 10/15/37 ..... 1,000 1,225,839
Series 2018A , RB , 5.00% , 08/01/43 ..... 1,500 1,566,262
Series 2025A , RB , 5.00% , 10/15/44 ..... 3,000 3,365,932
Series 2020A , RB , 4.00% , 08/01/45 ..... 500 503,549
Series 2023A , RB , 4.00% , 08/01/52 ..... 5,770 5,618,558
Series 2025A , RB , 5.25% , 10/15/55 ..... 13,300 14,380,483
San Diego Unified School District
Series G-1 , GO , 5.25% , 07/01/28 ....... 845 914,817

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series G-1 , GO , 5.25% , 07/01/28 ( AGM ) .. USD 155 $ 166,507
Series 2016R-5 , GO , 5.00% , 07/01/29 ... 2,005 2,025,119
Series 2010C , GO , 0.00% , 07/01/30
(c)
.... 1,550 1,403,139
Series R-1 , GO , 0.00% , 07/01/30
(c)
...... 7,570 6,852,748
Series R-1 , GO , 0.00% , 07/01/31
(c)
...... 2,000 1,764,887
Series 2012E , GO , 0.00% , 07/01/32
(c)
.... 6,440 5,485,754
Series SR-1 , GO , 4.00% , 07/01/32 ...... 1,000 1,005,508
Series 2010C , GO , 0.00% , 07/01/35
(c)
.... 2,380 1,838,816
Series 2010C , GO , 0.00% , 07/01/36
(c)
.... 17,465 12,940,517
Series 2010C , GO , 0.00% , 07/01/37
(c)
.... 700 495,460
Series 2010C , GO , 0.00% , 07/01/38
(c)
.... 3,000 2,026,248
Series R-2 , GO , 0.00% , 07/01/40
(c)
...... 13,475 15,208,460
Series 2012E , GO , 0.00% , 07/01/42
(c)
.... 5,850 5,171,515
Series 2010C , GO , 0.00% , 07/01/43
(c)
.... 4,140 2,159,901
Series 2010C , GO , 0.00% , 07/01/44
(c)
.... 2,165 1,060,900
Series 2010C , GO , 0.00% , 07/01/45
(c)
.... 4,590 2,103,682
Series F , GO , 4.00% , 07/01/45 ......... 6,145 6,142,222
Series 2010C , GO , 0.00% , 07/01/46
(c)
.... 275 118,319
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,451,020
Series 2021N-2 , GO , 4.00% , 07/01/46 ... 15,000 15,022,404
Series 2010C , GO , 0.00% , 07/01/47
(c)
.... 1,405 568,646
Series 2012E , GO , 0.00% , 07/01/47
(c)
.... 3,800 3,153,450
Series 2017I , GO , 4.00% , 07/01/47 ...... 19,400 19,229,063
Series 2010C , GO , 0.00% , 07/01/48
(c)
.... 3,250 3,204,985
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 5,000 5,356,622
Series 2012E , GO , 0.00% , 07/01/49
(c)
.... 7,640 2,736,920
Series 2019L , GO , 4.00% , 07/01/49 ..... 13,000 12,796,042
Series 2024H-2 , GO , 5.00% , 07/01/49 ... 1,220 1,309,684
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 23,350 18,020,526
Series 2020M-2 , GO , 4.00% , 07/01/50 ... 12,710 12,415,977
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 45,580 44,525,589
Series 2025C-3 , GO , 5.00% , 07/01/50 ... 5,000 5,369,120
Series 2022F-2 , GO , 4.25% , 07/01/52 .... 5,000 5,012,257
Series 2023A-3 , GO , 4.00% , 07/01/53 .... 10,500 10,132,215
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 10,000 9,649,729
Series 2025I-3 , GO , 5.00% , 07/01/55 .... 7,685 8,183,583
San Francisco Bay Area Rapid Transit District
Series E , GO , 4.00% , 08/01/37 ........ 8,420 8,542,005
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 5,000 4,924,443
Series 2022D-1 , GO , 5.00% , 08/01/39 ... 1,250 1,414,154
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,500 1,506,061
Series 2019B-1 , GO , 4.00% , 08/01/44 .... 5,000 5,040,943
Series 2020C-1 , GO , 4.00% , 08/01/45 ... 2,640 2,649,208
Series A-1 , GO , 5.00% , 08/01/47 ....... 3,000 3,053,653
Series 2022D-1 , GO , 5.25% , 08/01/47 ... 1,250 1,344,614
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 8,500 6,573,377
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2019A , RB , 4.00% , 07/01/37 ..... 3,075 3,107,670
Series 2019A , RB , 4.00% , 07/01/38 ..... 5,495 5,547,331
Series 2019A , RB , 3.00% , 07/01/44 ..... 21,800 18,901,788
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2021-2B , RB , 5.00% , 05/01/32 .... 3,150 3,631,622
Series 2021-2B , RB , 5.00% , 05/01/35 .... 3,000 3,409,768
Series 2024B , RB , 5.00% , 05/01/41 ..... 4,000 4,617,069
Series 2024B , RB , 5.00% , 05/01/42 ..... 3,000 3,430,758
Series 2024B , RB , 5.00% , 05/01/44 ..... 10,790 12,082,718
Series 2016C , RB , 5.00% , 05/01/46 ..... 4,265 4,274,062
Series 2017B , RB , 5.00% , 05/01/47 ..... 3,500 3,550,040
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,500 2,561,669
Series 2024B , RB , 5.00% , 05/01/49 ..... 4,180 4,464,915
Series 2019-2F , RB , 5.00% , 05/01/50 .... 22,605 23,243,159
Series 2022-2B , RB , 5.00% , 05/01/52 .... 3,740 3,914,910
Security
Par (000)
Par (000) Value
California (continued)
San Francisco City & County Public Utilities
Commission Power
Series 2023A , RB , 5.00% , 11/01/48 ..... USD 4,000 $ 4,281,927
Series 2021A , RB , 4.00% , 11/01/51 ..... 8,000 7,730,005
Series 2023A , RB , 5.00% , 11/01/53 ..... 1,900 1,999,088
San Francisco City & County Public Utilities
Commission Wastewater
Series 2023A , RB , 5.00% , 10/01/35 ..... 1,500 1,770,148
Series 2023A , RB , 5.00% , 10/01/36 ..... 1,000 1,172,600
Series 2023A , RB , 5.00% , 10/01/37 ..... 1,500 1,743,302
Series 2013B , RB , 4.00% , 10/01/42 ..... 3,500 3,500,352
Series 2018A , RB , 4.00% , 10/01/43 ..... 1,330 1,334,295
Series 2021A , RB , 5.00% , 10/01/46 ..... 1,000 1,068,736
Series 2021A , RB , 4.00% , 10/01/47 ..... 9,075 8,994,613
Series 2024C , RB , 5.00% , 10/01/49 ..... 4,000 4,325,758
Series 2021A , RB , 4.00% , 10/01/50 ..... 5,000 4,861,194
Series 2024C , RB , 5.00% , 10/01/54 ..... 13,045 13,876,891
San Joaquin County Transportation Authority
Measure K Sales Tax, Series 2017, RB,
4.00%, 03/01/41 ................. 11,000 11,023,493
San Joaquin Hills Transportation Corridor
Agency
Series 1993 , RB , 0.00% , 01/01/27
(c)
..... 1,075 1,057,391
Series 2021A , RB , 5.00% , 01/15/33 ..... 3,415 3,839,240
Series 2021A , RB , 4.00% , 01/15/34 ..... 2,185 2,315,205
San Jose Evergreen Community College District,
Series C, GO, 4.00%, 09/01/45 ........ 8,515 8,611,307
San Jose Unified School District
Series C , GO , 0.00% , 08/01/27 ( NPFGC )
(c)
4,800 4,656,804
Series C , GO , 0.00% , 08/01/29 ( NPFGC )
(c)
3,800 3,522,237
Series C , GO , 0.00% , 08/01/30 ( NPFGC )
(c)
5,980 5,415,123
Series 2018E , GO , 4.00% , 08/01/42 ..... 6,825 6,852,366
San Juan Unified School District, Series 2022,
GO, 4.00%, 08/01/46 .............. 17,000 17,021,549
San Marcos Unified School District
Series B , GO , 0.00% , 08/01/47
(c)
....... 4,225 1,643,733
Series A , GO , 5.25% , 08/01/55 ........ 13,000 14,079,858
San Mateo County Community College District
Series A , GO , 0.00% , 09/01/30 ( NPFGC )
(c)
. 6,690 6,040,023
Series C , GO , 0.00% , 09/01/30 ( NPFGC )
(c)
4,295 3,877,713
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC )
(c)
.................... 6,565 5,603,621
Series 2006B , GO , 0.00% , 09/01/34
( NPFGC )
(c)
.................... 21,075 16,848,944
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC )
(c)
.................... 11,500 8,855,775
Series 2018B , GO , 5.00% , 09/01/45 ..... 4,150 4,313,014
San Mateo Foster City Public Financing
Authority, Series 2019, RB, 5.00%, 08/01/49 3,700 3,842,604
San Mateo Foster City School District, Series A,
GO, 0.00%, 08/01/42
(c)
............. 5,500 6,279,025
San Mateo Union High School District
(c)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 523,194
Series 2011A , GO , 0.00% , 09/01/41 ..... 3,765 4,217,744
Series 2011A , GO , 0.00% , 07/01/51 ..... 4,465 3,467,235
San Ysidro School District, Series 2025A, GO,
5.00%, 08/01/44 (BAM) ............ 3,540 3,953,745
Santa Ana Unified School District, Series 2009B,
GO, 0.00%, 08/01/33
(c)
............. 5,905 4,467,283
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/36
(c)
.... 2,500 1,686,324
Santa Clara County Financing Authority, Series
2026A, RB, 4.00%, 11/01/53
(b)
........ 5,000 4,831,545
Santa Clara Unified School District
Series 2019 , GO , 3.25% , 07/01/44 ...... 12,525 11,297,609

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2019 , GO , 4.00% , 07/01/48 ...... USD 24,000 $ 23,916,456
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/30 ..... 3,060 3,462,124
Series 2023A , RB , 5.00% , 04/01/33 ..... 5,000 6,045,886
Series 2023A , RB , 5.00% , 04/01/35 ..... 4,500 5,379,593
Santa Clarita Community College District, Series
2016, GO, 4.00%, 08/01/41 .......... 6,850 6,853,826
Santa Monica Community College District
Series 2018A , GO , 5.00% , 08/01/43 ..... 7,500 7,813,541
Series 2022B , GO , 5.00% , 08/01/45 ..... 1,150 1,239,868
Series 2018A , GO , 4.00% , 08/01/47 ..... 21,580 21,298,504
Santa Monica-Malibu Unified School District
Series B , GO , 4.00% , 08/01/50 ........ 28,230 27,875,044
Series A , GO , 5.00% , 08/01/54 ........ 5,845 6,178,165
Sequoia Union High School District, Series 2025,
GO, 5.00%, 07/01/54 .............. 5,000 5,349,694
Simi Valley Unified School District, Series
2007C, GO, 0.00%, 08/01/32
(c)
........ 10,000 8,579,283
Sonoma County Junior College District, Series
B, GO, 3.00%, 08/01/41 ............ 7,000 6,394,551
South San Francisco Unified School District
Series 2023 , GO , 4.00% , 09/01/48 ...... 15,000 14,870,453
Series 2023 , GO , 4.00% , 09/01/52 ...... 10,975 10,667,629
Southern California Public Power Authority
Series 2020-3 , RB , VRDN, ( Bank of America
NA SBPA ), 1.45% , 03/03/26
(a)
....... 15,000 15,000,000
Series 2015C , RB , 5.00% , 07/01/26 ..... 1,660 1,665,024
Series 2025-2 , RB , VRDN, 5.00% , 07/01/29
(a)
3,750 3,986,367
Series 2024-1 , RB , 5.00% , 07/01/44 ..... 6,300 6,867,408
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 5,600 6,008,018
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 12,535 13,205,265
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 31,685 33,057,680
Series 2023-1A , RB , 5.25% , 07/01/53 .... 13,675 14,436,952
Southwestern Community College District,
Series C, GO, 0.00%, 08/01/46
(c)
....... 1,920 779,107
State of California
GO , 5.00% , 04/01/26 ............... 7,875 7,893,748
GO , 3.88% , 08/01/26 ............... 15,000 15,108,817
GO , 5.00% , 08/01/26 ............... 15,035 15,220,579
GO , 5.00% , 09/01/26 ............... 9,825 9,971,314
Series C , GO , 5.00% , 09/01/26 ........ 30 30,069
GO , 5.00% , 10/01/26 ............... 15,160 15,423,148
GO , 5.00% , 03/01/27 ............... 55 55,126
GO , 5.00% , 08/01/27 ............... 50 50,115
GO , 5.00% , 09/01/27 ............... 6,210 6,301,668
GO , 4.00% , 10/01/27 ............... 7,280 7,519,030
GO , 5.00% , 10/01/27 ............... 3,875 4,061,825
GO , 5.00% , 11/01/27 ............... 1,155 1,213,718
Series 2017 , GO , 5.00% , 11/01/27 ...... 5,715 6,005,538
GO , 5.00% , 12/01/27 ............... 3,665 3,860,517
GO , 3.00% , 03/01/28 ............... 2,500 2,543,331
GO , 5.00% , 04/01/28 ............... 4,450 4,727,517
Series 2016 , GO , 5.00% , 08/01/28 ...... 4,325 4,378,686
GO , 5.00% , 08/01/28 ............... 6,140 6,401,282
GO , 4.00% , 09/01/28 ............... 38,850 40,465,506
GO , 5.00% , 09/01/28 ............... 21,815 23,221,373
GO , 5.00% , 10/01/28 ............... 28,475 30,668,611
Series 2017 , GO , 5.00% , 11/01/28 ...... 3,600 3,780,163
GO , 5.00% , 11/01/28 ............... 39,045 42,147,516
GO , 5.00% , 03/01/29 ............... 1,000 1,089,182
GO , 5.00% , 04/01/29 ............... 16,725 18,256,057
GO , 5.00% , 08/01/29 ............... 10,495 10,782,018
Series 2016 , GO , 5.00% , 08/01/29 ...... 5,015 5,077,251
Series C , GO , 5.00% , 08/01/29 ........ 26,175 27,282,001
GO , 4.00% , 09/01/29 ............... 5,225 5,576,366
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 09/01/29 ............... USD 9,255 $ 9,614,056
GO , 5.00% , 10/01/29 ............... 45,820 49,559,075
GO , 5.00% , 11/01/29 ............... 10,280 11,390,365
Series 2017 , GO , 5.00% , 11/01/29 ...... 6,270 6,580,954
GO , 5.00% , 04/01/30 ............... 25,150 28,155,045
GO , 4.00% , 08/01/30 ............... 5,000 5,033,467
Series C , GO , 5.00% , 08/01/30 ........ 1,035 1,077,631
Series 2016 , GO , 5.00% , 08/01/30 ...... 4,525 4,580,602
GO , 5.00% , 08/01/30 ............... 21,755 23,710,918
Series C , GO , 5.00% , 09/01/30 ........ 25 25,057
GO , 5.00% , 09/01/30 ............... 1,000 1,014,752
GO , 5.00% , 10/01/30 ............... 20 20,046
Series 2019 , GO , 5.00% , 10/01/30 ...... 1,825 2,015,445
Series 2017 , GO , 5.00% , 11/01/30 ...... 8,840 9,264,067
GO , 5.00% , 11/01/30 ............... 25,005 28,367,122
GO , 5.00% , 03/01/31 ............... 6,195 6,906,307
GO , 5.00% , 04/01/31 ............... 2,385 2,653,236
GO , 3.25% , 08/01/31 ............... 9,125 9,619,076
GO , 4.00% , 08/01/31 ............... 5,000 5,031,232
GO , 5.00% , 08/01/31 ............... 20,000 20,241,584
GO , 4.00% , 09/01/31 ............... 1,010 1,017,585
GO , 5.00% , 09/01/31 ............... 56,715 64,534,008
Series 2024 , GO , 5.00% , 09/01/31 ...... 4,250 4,906,338
Series 2017 , GO , 5.00% , 11/01/31 ...... 7,000 7,330,172
GO , 5.00% , 11/01/31 ............... 3,005 3,237,746
GO , 5.00% , 12/01/31 ............... 3,500 3,678,199
GO , 5.00% , 03/01/32 ............... 2,500 2,779,103
GO , 5.00% , 04/01/32 ............... 14,125 16,157,442
GO , 3.50% , 08/01/32 ............... 4,890 5,233,090
GO , 4.00% , 08/01/32 ............... 2,000 2,011,894
Series B , GO , 5.00% , 08/01/32 ........ 5,000 5,197,360
GO , 5.00% , 08/01/32 ............... 5,780 5,841,300
Series 2007 , GO , 5.25% , 08/01/32 ( AGM ) . 11,810 13,749,012
GO , 4.00% , 09/01/32 ............... 3,000 3,021,412
GO , 5.00% , 09/01/32 ............... 22,785 24,209,971
Series C , GO , 5.00% , 09/01/32 ........ 50 50,111
Series 2024 , GO , 5.00% , 09/01/32 ...... 16,055 18,855,034
GO , 5.00% , 10/01/32 ............... 22,735 25,874,077
GO , 5.00% , 11/01/32 ............... 26,705 30,301,835
GO , 5.00% , 12/01/32 ............... 2,100 2,114,751
GO , 5.00% , 03/01/33 ............... 500 554,566
GO , 5.00% , 04/01/33 ............... 12,190 13,331,948
GO , 5.00% , 08/01/33 ............... 395 395,861
Series 2024 , GO , 5.00% , 09/01/33 ...... 15,000 17,923,564
GO , 5.00% , 09/01/33 ............... 18,285 21,848,825
GO , 3.00% , 10/01/33 ............... 5,170 5,240,554
Series 2017 , GO , 4.00% , 11/01/33 ...... 27,820 28,530,111
GO , 5.00% , 03/01/34 ............... 14,240 15,764,892
GO , 4.00% , 08/01/34 ............... 22,795 25,313,582
GO , 5.00% , 09/01/34 ............... 35,685 39,153,443
GO , 3.00% , 10/01/34 ............... 6,805 6,878,721
GO , 4.00% , 10/01/34 ............... 1,405 1,512,576
GO , 5.00% , 10/01/34 ............... 13,000 15,336,725
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,915 4,006,939
GO , 5.00% , 11/01/34 ............... 4,035 4,323,716
GO , 5.00% , 12/01/34 ............... 8,120 8,809,862
GO , 5.00% , 03/01/35 ............... 26,960 29,766,786
Series 2022 , GO , 5.00% , 04/01/35 ...... 2,955 3,409,275
GO , 5.00% , 08/01/35 ............... 12,610 14,195,644
Series C , GO , 5.00% , 08/01/35 ........ 6,415 6,644,755
GO , 4.00% , 09/01/35 ............... 27,730 27,882,678
GO , 5.00% , 09/01/35 ............... 1,500 1,519,659
Series 2024 , GO , 5.00% , 09/01/35 ...... 8,865 10,585,407
GO , 3.00% , 10/01/35 ............... 3,000 3,019,630
GO , 5.00% , 10/01/35 ............... 12,910 13,318,099

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2017 , GO , 4.00% , 11/01/35 ...... USD 7,440 $ 7,595,396
GO , 5.00% , 11/01/35 ............... 8,000 8,932,585
GO , 4.00% , 03/01/36 ............... 13,635 14,380,592
GO , 5.00% , 03/01/36 ............... 4,845 5,331,823
GO , 5.00% , 04/01/36 ............... 2,880 3,104,994
GO , 5.00% , 08/01/36 ............... 6,235 6,301,224
Series C , GO , 5.00% , 08/01/36 ........ 2,215 2,291,190
GO , 4.00% , 09/01/36 ............... 13,560 13,622,578
GO , 5.00% , 09/01/36 ............... 20,415 23,414,248
GO , 3.00% , 10/01/36 ............... 5,795 5,799,244
GO , 4.00% , 10/01/36 ............... 6,945 7,391,944
GO , 5.00% , 10/01/36 ............... 42,700 49,714,073
Series 2017 , GO , 4.00% , 11/01/36 ...... 8,000 8,144,530
Series 2017 , GO , 5.00% , 11/01/36 ...... 2,000 2,079,652
GO , 5.00% , 11/01/36 ............... 13,440 14,768,588
GO , 5.00% , 12/01/36 ............... 15,130 16,827,981
GO , 4.00% , 03/01/37 ............... 16,085 16,878,648
GO , 5.00% , 08/01/37 ............... 2,625 2,777,386
GO , 5.00% , 09/01/37 ............... 20,000 23,302,616
Series 2019 , GO , 3.00% , 10/01/37 ...... 6,385 6,302,340
GO , 4.00% , 10/01/37 ............... 3,300 3,493,645
GO , 5.00% , 10/01/37 ............... 2,000 2,250,680
GO , 4.00% , 11/01/37 ............... 1,530 1,612,229
GO , 5.00% , 11/01/37 ............... 22,500 25,389,012
GO , 4.00% , 03/01/38 ............... 11,960 12,494,704
GO , 5.00% , 04/01/38 ............... 1,000 1,069,745
GO , 5.00% , 08/01/38 ............... 6,500 6,558,781
GO , 4.00% , 11/01/38 ............... 21,060 22,089,078
GO , 5.25% , 10/01/39 ............... 19,795 19,830,132
GO , 4.00% , 11/01/39 ............... 5,000 5,206,244
GO , 5.00% , 11/01/39 ............... 15,000 17,505,187
GO , 5.00% , 09/01/41 ............... 5,095 5,625,093
Series 2024 , GO , 5.00% , 09/01/41 ...... 7,850 8,997,010
GO , 4.00% , 10/01/41 ............... 6,705 6,930,154
GO , 4.00% , 11/01/41 ............... 8,750 8,751,835
GO , 5.00% , 11/01/41 ............... 10,000 11,567,881
Series 2022 , GO , 4.00% , 04/01/42 ...... 21,240 21,918,788
Series 2022 , GO , 5.00% , 04/01/42 ...... 4,765 4,887,655
GO , 4.00% , 09/01/42 ............... 7,545 7,801,076
GO , 5.00% , 10/01/42 ............... 5,000 5,284,011
GO , 5.00% , 11/01/42 ............... 10,000 11,139,969
GO , 5.00% , 03/01/43 ............... 3,000 3,403,536
GO , 5.00% , 08/01/43 ............... 3,200 3,647,407
GO , 4.00% , 09/01/43 ............... 4,250 4,368,513
Series 2024 , GO , 5.00% , 09/01/43 ...... 10,000 11,214,219
GO , 5.00% , 09/01/43 ............... 39,620 44,208,244
GO , 2.25% , 11/01/43 ............... 5,000 3,856,685
GO , 5.00% , 11/01/43 ............... 20,000 22,603,042
GO , 2.38% , 12/01/43 ............... 3,075 2,415,243
GO , 4.00% , 10/01/44 ............... 11,655 11,742,763
GO , 4.00% , 11/01/44 ............... 1,500 1,500,096
GO , 4.00% , 03/01/45 ............... 6,500 6,499,711
GO , 4.13% , 03/01/45 ............... 3,340 3,416,934
GO , 5.00% , 03/01/45 ............... 5,300 5,904,726
GO , 4.00% , 08/01/45 ............... 1,750 1,749,922
GO , 5.00% , 09/01/45 ............... 16,275 16,369,205
GO , 5.00% , 10/01/45 ............... 5,280 5,769,272
GO , 5.25% , 10/01/45 ............... 17,105 18,978,678
GO , 4.00% , 11/01/45 ............... 10,350 10,349,680
GO , 5.00% , 11/01/45 ............... 20,000 22,208,630
GO , 4.00% , 03/01/46 ............... 12,805 12,849,741
GO , 5.00% , 08/01/46 ............... 5,000 5,020,869
GO , 5.00% , 09/01/46 ............... 3,495 3,512,830
GO , 3.00% , 12/01/46 ............... 10,475 8,631,179
GO , 5.25% , 09/01/47 ............... 5,000 5,432,276
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 10/01/47 ............... USD 5,075 $ 5,078,583
Series 2017 , GO , 4.00% , 11/01/47 ...... 15,750 15,661,557
Series 2024 , GO , 5.00% , 09/01/48 ...... 9,120 9,836,536
GO , 4.13% , 03/01/49 ............... 3,270 3,287,883
GO , 4.00% , 04/01/49 ............... 7,000 6,945,730
GO , 5.00% , 08/01/49 ............... 1,665 1,796,253
GO , 3.00% , 10/01/49 ............... 1,000 788,746
GO , 5.00% , 10/01/49 ............... 1,955 2,029,346
GO , 4.00% , 03/01/50 ............... 1,915 1,894,977
GO , 5.25% , 10/01/50 ............... 5,000 5,404,755
GO , 3.00% , 11/01/50 ............... 11,165 8,685,143
GO , 4.00% , 11/01/50 ............... 6,575 6,365,423
GO , 4.25% , 09/01/52 ............... 2,190 2,202,142
GO , 5.00% , 09/01/52 ............... 9,250 9,768,291
Series CU , GO , 5.50% , 12/01/52 ....... 2,900 3,077,477
GO , 5.25% , 09/01/53 ............... 23,160 25,013,138
GO , 5.25% , 08/01/54 ............... 1,500 1,630,866
GO , 5.50% , 08/01/54 ............... 1,500 1,660,799
GO , 5.00% , 03/01/55 ............... 13,610 14,576,211
GO , 5.25% , 08/01/55 ............... 5,335 5,840,278
GO , 5.00% , 11/01/55 ............... 25,000 26,718,497
State of California Department of Water
Resources
Series AX , RB , 5.00% , 12/01/27 ........ 1,000 1,056,542
Series BB , RB , 5.00% , 12/01/28 ........ 2,000 2,179,161
Series AW , RB , 5.00% , 12/01/30 ....... 4,000 4,089,142
Series BB , RB , 5.00% , 12/01/30 ........ 2,000 2,298,947
Series BD , RB , 5.00% , 12/01/30 ....... 2,520 2,896,673
Series BD , RB , 4.00% , 12/01/34 ....... 5,000 5,501,958
Series BA , RB , 5.00% , 12/01/34 ........ 6,790 7,420,796
Series BB , RB , 5.00% , 12/01/35 ........ 9,075 10,251,820
Series 2026A , RB , 5.00% , 12/01/40 ..... 2,150 2,560,559
Series 2026A , RB , 5.00% , 12/01/41 ..... 2,450 2,904,683
Series 2026A , RB , 5.00% , 12/01/44 ..... 1,390 1,587,334
Series 2026A , RB , 5.00% , 12/01/45 ..... 1,010 1,137,438
Series 2026A , RB , 5.00% , 12/01/46 ..... 625 694,313
Series 2026A , RB , 5.00% , 12/01/51 ..... 2,500 2,707,103
Series 2026A , RB , 5.00% , 12/01/56 ..... 5,880 6,308,324
University of California
Series 2013AL-2 , RB , VRDN,
1.25% , 03/03/26
(a)
............... 30,000 30,000,000
Series 2018AZ , RB , 4.00% , 05/15/28 .... 1,020 1,064,658
Series 2025BZ , RB , 5.00% , 05/15/28 .... 2,505 2,666,173
Series 2026CF , RB , 5.00% , 11/15/28
(b)
... 10,000 10,779,079
Series 2025BZ , RB , 5.00% , 05/15/29 .... 10,000 10,926,566
Series 2026CF , RB , 5.00% , 11/15/29
(b)
... 15,000 16,585,300
Series 2025CD , RB , 5.00% , 05/15/30 .... 15,095 16,899,767
Series 2024BS , RB , 5.00% , 05/15/30 .... 5,000 5,597,803
Series 2017AY , RB , 5.00% , 05/15/30 .... 465 481,552
Series 2026CF , RB , 5.00% , 11/15/30
(b)
... 10,000 11,313,004
Series 2017AV , RB , 5.00% , 05/15/31 .... 10,060 10,415,886
Series 2017AY , RB , 5.00% , 05/15/31 .... 3,000 3,106,129
Series 2023BN , RB , 5.00% , 05/15/32 .... 5,000 5,829,176
Series 2022BK , RB , 5.00% , 05/15/32 .... 4,265 4,972,287
Series 2017AY , RB , 4.00% , 05/15/33 .... 4,530 4,615,268
Series 2020BE , RB , 5.00% , 05/15/33 .... 1,000 1,113,036
Series 2026CF , RB , 5.00% , 11/15/33
(b)
... 15,000 17,944,894
Series 2024BS , RB , 5.00% , 05/15/34 .... 12,000 14,384,010
Series 2020BE , RB , 5.00% , 05/15/34 .... 1,500 1,659,709
Series 2017AY , RB , 4.00% , 05/15/35 .... 5,000 5,079,151
Series 2024BS , RB , 5.00% , 05/15/35 .... 5,000 5,962,006
Series 2024BW , RB , 5.00% , 05/15/35 .... 10,000 11,924,013
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,660 2,745,870
Series 2021Q , RB , 4.00% , 05/15/36 ..... 1,610 1,715,760
Series 2024BS , RB , 5.00% , 05/15/36 .... 10,000 11,843,538

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2023BM , RB , 5.00% , 05/15/36 .... USD 7,200 $ 8,379,601
Series 2025BZ , RB , 5.00% , 05/15/36 .... 10,000 12,043,706
Series 2017AY , RB , 5.00% , 05/15/36 .... 15,880 16,366,103
Series 2025CD , RB , 5.00% , 05/15/36 .... 17,240 21,099,972
Series 2020BE , RB , 5.00% , 05/15/36 .... 1,500 1,648,685
Series 2026CE , RB , 5.00% , 11/15/36
(b)
... 8,000 9,811,267
Series 2025CA , RB , 5.00% , 05/15/37 .... 10,000 11,906,192
Series 2025CB , RB , 5.00% , 05/15/37 .... 19,500 23,217,074
Series 2024BV , RB , 5.00% , 05/15/37 .... 7,500 8,790,511
Series 2024BS , RB , 5.00% , 05/15/37 .... 10,000 11,720,682
Series 2017AY , RB , 5.00% , 05/15/37 .... 11,345 11,675,638
Series 2016AR , RB , 5.00% , 05/15/37 .... 11,340 11,379,835
Series 2023BM , RB , 5.00% , 05/15/37 .... 4,270 4,923,404
Series 2025BZ , RB , 5.00% , 05/15/38 .... 7,000 8,248,834
Series 2024BV , RB , 5.00% , 05/15/38 .... 7,500 8,708,566
Series 2024BS , RB , 5.00% , 05/15/38 .... 6,000 6,966,853
Series 2020BE , RB , 5.00% , 05/15/38 .... 1,000 1,087,107
Series 2021Q , RB , 4.00% , 05/15/39 ..... 1,710 1,781,580
Series 2024BS , RB , 5.00% , 05/15/39 .... 14,500 16,672,362
Series 2025CA , RB , 5.00% , 05/15/39 .... 7,500 8,743,206
Series 2026CE , RB , 5.00% , 11/15/39
(b)
... 4,000 4,903,771
Series 2020BE , RB , 4.00% , 05/15/40 .... 10,070 10,365,371
Series 2025CB , RB , 5.00% , 05/15/40 .... 5,500 6,384,988
Series 2025CD , RB , 5.00% , 05/15/40 .... 4,500 5,258,056
Series 2024BS , RB , 5.00% , 05/15/40 .... 13,000 14,891,075
Series 2025CD , RB , 5.25% , 05/15/40 .... 3,450 4,389,678
Series 2025CD , RB , 5.50% , 05/15/40 .... 10,810 13,134,168
Series 2024BS , RB , 5.00% , 05/15/41 .... 7,000 7,942,572
Series 2023BN , RB , 5.00% , 05/15/41 .... 36,840 41,261,032
Series 2020BE , RB , 5.00% , 05/15/41 .... 1,410 1,513,267
Series 2016AR , RB , 5.00% , 05/15/41 .... 5,000 5,011,621
Series 2026CE , RB , 5.00% , 11/15/41
(b)
... 6,665 7,746,610
Series 2023BN , RB , 5.00% , 05/15/42 .... 34,000 37,879,553
Series 2024BS , RB , 5.00% , 05/15/42 .... 7,430 8,380,902
Series 2024BV , RB , 5.00% , 05/15/42 .... 3,695 4,167,891
Series 2020BE , RB , 5.00% , 05/15/42 .... 6,000 6,418,316
Series 2024BV , RB , 5.00% , 05/15/43 .... 2,020 2,256,965
Series 2026CE , RB , 5.00% , 11/15/43
(b)
... 2,835 3,235,024
Series 2021BH , RB , 4.00% , 05/15/46 .... 5,500 5,511,607
Series 2016K , RB , 4.00% , 05/15/46 ..... 10,045 9,875,264
Series 2016AR , RB , 5.00% , 05/15/46 .... 12,845 12,864,871
Series 2017M , RB , 4.00% , 05/15/47 ..... 4,580 4,465,952
Series 2020BE , RB , 4.00% , 05/15/47 .... 32,135 32,006,743
Series 2017M , RB , 5.00% , 05/15/47 ..... 14,075 14,307,862
Series 2017AV , RB , 5.00% , 05/15/47 .... 13,200 13,421,508
Series 2017AV , RB , 5.25% , 05/15/47 .... 1,170 1,193,045
Series 2018AZ , RB , 5.00% , 05/15/48 .... 22,770 23,419,464
Series 2017AV , RB , 5.00% , 05/15/49 .... 15,500 15,739,405
Series 2019BB , RB , 5.00% , 05/15/49 .... 5,000 5,162,157
Series 2020BE , RB , 2.50% , 05/15/50 .... 4,000 2,756,095
Series 2020BE , RB , 4.00% , 05/15/50 .... 10,000 9,790,292
Series 2021Q , RB , 3.00% , 05/15/51 ..... 5,000 3,806,193
Series 2021BH , RB , 4.00% , 05/15/51 .... 3,250 3,163,079
Series 2017M , RB , 5.00% , 05/15/52 ..... 9,250 9,378,695
Series 2022BK , RB , 5.00% , 05/15/52 .... 3,835 4,017,669
Series 2025CC , RB , 5.00% , 05/15/53 .... 12,500 13,321,857
Series 2024BW , RB , 5.00% , 05/15/54 .... 4,000 4,235,171
Series 2025CC , RB , 4.00% , 05/15/55 .... 10,000 9,600,323
Series 2025CC , RB , 5.25% , 05/15/55 .... 5,830 6,320,866
Series 2018O , RB , 5.00% , 05/15/58 ..... 3,000 3,059,184
Series 2018O , RB , 5.50% , 05/15/58 ..... 2,000 2,062,446
Upper Santa Clara Valley Joint Powers Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 3,450 3,449,920
Series 2020A , RB , 4.00% , 08/01/50 ..... 8,435 8,126,664
Security
Par (000)
Par (000) Value
California (continued)
Ventura County Community College District,
Series 2008C, GO, 0.00%, 08/01/28
(c)
.... USD 15,000 $ 14,225,790
West Valley-Mission Community College District,
Series 2015B, GO, 4.00%, 08/01/40 ..... 1,750 1,749,938
Westminster School District
(c)
Series 2013A , GO , 0.00% , 08/01/48 ( BAM ) 8,345 6,095,503
Series 2013A , GO , 0.00% , 08/01/52 ( BAM ) 15,000 10,844,070
William S Hart Union High School District, Series
B, GO, 0.00%, 08/01/34
(c)
........... 4,825 3,824,036
Yosemite Community College District, Series
2010D, GO, 0.00%, 08/01/38
(c)
........ 2,500 1,644,412
7,483,356,002
Colorado — 1.5%
Adams & Arapahoe Counties Joint School
District 28J Aurora
Series 2025 , GO , 5.50% , 12/01/36 ( SAW ) . 2,350 2,923,803
Series 2025 , GO , 5.50% , 12/01/37 ( SAW ) . 3,000 3,699,507
Series 2025 , GO , 5.50% , 12/01/38 ( SAW ) . 6,500 7,954,673
Series 2025 , GO , 5.50% , 12/01/39 ( SAW ) . 2,440 2,960,308
Arapahoe County School District No. 5 Cherry
Creek
Series 2025 , GO , 5.00% , 12/15/31 ( SAW ) . 2,000 2,300,542
Series 2024 , GO , 5.25% , 12/15/41 ( SAW ) . 3,000 3,491,353
Series 2024 , GO , 5.25% , 12/15/42 ( SAW ) . 1,500 1,727,121
Board of Governors of Colorado State University
System
Series 2025C , RB , 5.00% , 03/01/36 ..... 2,420 2,871,126
Series 2013A , RB , 5.00% , 03/01/43
( HERBIP ) ..................... 3,880 4,557,167
Series 2017C , RB , 4.00% , 03/01/47
( HERBIP ) ..................... 18,625 17,309,144
Board of Water Commissioners City & County of
Denver (The)
Series A , RB , 4.00% , 09/15/42 ......... 2,500 2,518,719
Series A , RB , 5.00% , 09/15/47 ......... 5,575 5,666,722
Series 2024A , RB , 5.00% , 09/15/49 ..... 1,000 1,064,944
Boulder Larimer & Weld Counties St. Vrain
Valley School District Re1J
Series 2024 , GO , 5.00% , 12/15/27 ( SAW ) . 2,580 2,714,220
Series 2024 , GO , 5.00% , 12/15/28 ( SAW ) . 1,835 1,980,800
Series 2024 , GO , 5.00% , 12/15/29 ( SAW ) . 1,000 1,106,564
Series 2024 , GO , 5.00% , 12/15/36 ( SAW ) . 3,000 3,550,095
Series 2024 , GO , 5.00% , 12/15/37 ( SAW ) . 3,650 4,269,038
Series 2024 , GO , 5.00% , 12/15/38 ( SAW ) . 2,250 2,605,562
Boulder Valley School District No. Re-2 Boulder,
Series 2015, GO, 5.00%, 12/01/39 (SAW) . 22,710 22,747,054
City & County of Denver
Series 2020B , GO , 5.00% , 08/01/26 ..... 16,500 16,707,570
Series 2020B , GO , 5.00% , 08/01/29 ..... 11,010 12,073,714
Series 2020B , GO , 5.00% , 08/01/30 ..... 19,375 21,747,174
Series 2023 , COP , 5.00% , 12/01/32 ..... 2,320 2,704,666
Series 2018A-2 , RB , 0.00% , 08/01/37
(c)
... 4,610 2,865,527
Series 2022A , GO , 5.00% , 08/01/38 ..... 16,200 18,337,841
Series 2018A-1 , RB , 5.00% , 08/01/41 .... 1,000 1,007,761
Series 2016A , RB , 5.00% , 08/01/44 ..... 9,500 9,550,990
Series 2021A , RB , 4.00% , 08/01/51 ..... 2,875 2,725,263
City & County of Denver Airport System
Series 2022C , RB , 5.00% , 11/15/28 ..... 525 564,103
Series 2023A , RB , 5.00% , 11/15/29 ..... 2,850 3,131,655
Series B , RB , 4.00% , 11/15/31 ......... 2,310 2,312,175
Series 2023A , RB , 5.00% , 11/15/33 ..... 1,000 1,175,151
Series 2023A , RB , 5.00% , 11/15/38 ..... 750 851,000
Series 2023A , RB , 5.00% , 11/15/39 ..... 1,000 1,127,974
Series 2023A , RB , 5.00% , 11/15/42 ..... 2,000 2,211,855

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Series B , RB , 5.00% , 11/15/43 ......... USD 140 $ 140,151
Series 2018B , RB , 4.00% , 12/01/43 ..... 5,000 5,022,673
Series 2022B , RB , 5.00% , 11/15/47 ..... 10,780 11,356,610
Series 2018B , RB , 5.00% , 12/01/48 ..... 7,515 7,653,497
Series 2022B , RB , 5.25% , 11/15/53 ..... 3,000 3,168,899
City of Aurora, Series 2016, RB,
5.00%, 08/01/46 ................. 24,380 24,660,463
City of Colorado Springs Utilities System
Series 2005A , RB , VRDN, ( Bank of America
NA SBPA ), 1.90% , 03/10/26
(a)
....... 5,840 5,840,000
Series 2025B , RB , 5.00% , 11/15/30 ..... 6,250 7,052,644
Series 2025A , RB , 5.00% , 11/15/39 ..... 1,570 1,842,590
Series 2025A , RB , 5.00% , 11/15/40 ..... 2,000 2,327,573
Series 2025A , RB , 5.00% , 11/15/41 ..... 3,000 3,482,630
Series 2025A , RB , 5.00% , 11/15/42 ..... 3,500 4,010,405
Series 2025A , RB , 5.00% , 11/15/43 ..... 1,815 2,050,693
Series 2024A , RB , 5.00% , 11/15/49 ..... 41,655 44,190,057
Series 2024A , RB , 5.25% , 11/15/54 ..... 15,745 16,832,539
City of Westminster Water & Wastewater Utility,
Series 2024, RB, 5.00%, 12/01/54 ...... 4,000 4,207,975
Colorado Bridge & Tunnel Enterprise
Series 2024B , RB , 5.00% , 12/01/30 ..... 3,500 3,956,558
Series 2024B , RB , 5.00% , 12/01/35 ..... 2,000 2,382,573
Series 2024B , RB , 5.00% , 12/01/36 ..... 1,500 1,769,477
County of Adams, Series 2015, COP,
4.00%, 12/01/45 ................. 700 699,987
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/28 ( SAW ) 5,000 5,245,297
Series 2012B , GO , 3.00% , 12/01/29 ( SAW ) 1,000 1,000,063
Series 2025A , GO , 5.25% , 12/01/36 ( SAW ) 2,750 3,312,166
Series 2017 , GO , 5.00% , 12/01/37 ( SAW ) . 2,035 2,069,040
Series 2017 , GO , 5.00% , 12/01/38 ( SAW ) . 1,830 1,859,382
Series 2025A , GO , 5.25% , 12/01/38 ( SAW ) 10,000 11,868,946
Series 2025A , GO , 5.25% , 12/01/39 ( SAW ) 18,810 22,179,804
Series 2025A , GO , 5.25% , 12/01/40 ( SAW ) 5,000 5,854,425
Series 2022A , GO , 5.00% , 12/01/42 ( SAW ) 3,205 3,531,078
Series 2025A , GO , 5.25% , 12/01/42 ( SAW ) 2,000 2,313,872
Series 2022A , GO , 5.00% , 12/01/45 ( SAW ) 2,565 2,753,304
Douglas County School District No. Re-1
Douglas & Elbert Counties
Series 2024 , GO , 5.00% , 12/15/39 ( SAW ) . 4,570 5,268,840
Series 2024 , GO , 5.00% , 12/15/41 ( SAW ) . 1,405 1,595,565
E-470 Public Highway Authority
(c)
Series 2004A , RB , 0.00% , 09/01/28 ( NPFGC ) 27,580 25,981,469
Series 2000B , RB , 0.00% , 09/01/29 ( NPFGC ) 2,500 2,298,330
Series 2000B , RB , 0.00% , 09/01/30 ( NPFGC ) 8,045 7,194,527
Series 2004A , RB , 0.00% , 09/01/34 ( NPFGC ) 22,000 17,168,296
Series 2010A , RB , 0.00% , 09/01/35 ..... 1,000 762,646
Series 2010A , RB , 0.00% , 09/01/40 ..... 2,745 1,646,242
Series 2010A , RB , 0.00% , 09/01/41 ..... 3,495 1,997,210
Mesa County Valley School District No. 51
Grand Junction
Series 2025 , GO , 5.25% , 12/01/42 ( SAW ) . 15,085 17,232,495
Series 2025 , GO , 5.25% , 12/01/43 ( SAW ) . 2,005 2,262,918
Series 2025 , GO , 5.25% , 12/01/49 ( SAW ) . 10,000 10,806,623
Park Creek Metropolitan District
Series 2025 , RB , 5.00% , 12/01/37 ...... 1,000 1,117,803
Series 2025 , 5.00% , 12/01/38 ......... 1,000 1,110,859
Series 2025 , 5.00% , 12/01/39 ......... 750 828,290
Regional Transportation District Sales Tax
Series 2013A , RB , 5.00% , 11/01/27 ..... 1,500 1,573,276
Series 2013A , RB , 5.00% , 11/01/28 ..... 1,670 1,794,755
Series 2021B , RB , 5.00% , 11/01/28 ..... 8,535 9,172,597
Series 2021B , RB , 5.00% , 11/01/29 ..... 5,000 5,507,241
Series 2023A , RB , 5.00% , 11/01/31 ..... 5,000 5,741,032
Security
Par (000)
Par (000) Value
Colorado (continued)
Series 2017B , RB , 5.00% , 11/01/33 ..... USD 1,655 $ 1,728,740
Series 2023A , RB , 5.00% , 11/01/37 ..... 5,000 5,726,726
Series 2021B , RB , 4.00% , 11/01/39 ..... 15,500 16,132,730
Series 2016A , RB , 5.00% , 11/01/41 ..... 2,765 2,800,097
Series 2016A , RB , 5.00% , 11/01/46 ..... 11,875 11,970,230
State of Colorado
COP , 5.00% , 12/15/30 .............. 1,410 1,514,499
Series 2022 , COP , 6.00% , 12/15/41 ..... 10,000 11,822,592
Series 2018N , COP , 4.00% , 03/15/43 .... 3,500 3,506,545
Series 2019O , COP , 4.00% , 03/15/44 .... 1,985 1,990,493
Series 2024A , COP , 5.00% , 11/01/49 .... 11,960 12,688,528
Series 2024A , COP , 4.00% , 11/01/53 .... 6,440 5,820,089
Series 2024A , COP , 5.00% , 11/01/53 .... 3,500 3,686,311
University of Colorado
Series 2024A , RB , 5.00% , 10/01/30 ..... 24,185 27,210,993
Series 2017A-2 , RB , 4.00% , 06/01/35 .... 3,000 3,129,499
Series 2017A-2 , RB , 4.00% , 06/01/43 .... 2,000 2,003,721
Series 2025A , RB , 5.00% , 06/01/50 ..... 2,000 2,118,307
Series 2025A , RB , 4.25% , 06/01/55 ..... 2,000 1,933,835
648,593,201
Connecticut — 2.1%
Connecticut State Health & Educational Facilities
Authority
Series 2013A , RB , VRDN, 1.50% , 03/03/26
(a)
25,000 25,000,000
Series 2017C-4 , RB , VRDN,
1.75% , 03/03/26
(a)
............... 85,000 85,000,000
Series 2017C-1 , RB , VRDN,
5.00% , 02/01/28
(a)
............... 25,600 26,931,994
Series 2017B-1 , RB , 5.00% , 07/01/29 .... 5,000 5,466,883
Series 2025B-1 , RB , VRDN,
5.00% , 07/01/30
(a)
............... 13,510 15,023,877
Series 2025B-2 , RB , VRDN,
5.00% , 07/01/32
(a)
............... 15,000 17,253,189
Series 2015A , RB , 5.00% , 07/01/35 ..... 13,555 16,423,147
Series 2025B-3 , RB , VRDN,
5.00% , 07/02/35
(a)
............... 8,000 9,530,111
Series V , RB , 5.00% , 07/01/36 ......... 4,000 4,877,413
State of Connecticut
Series 2016B , GO , 5.00% , 05/15/26 ..... 3,580 3,600,853
Series 2018F , GO , 5.00% , 09/15/26 ..... 1,475 1,497,941
Series 2022D , GO , 5.00% , 09/15/26 ..... 7,535 7,652,196
Series 2024F , GO , 5.00% , 11/15/26 ..... 10,770 10,989,514
Series 2022A , GO , 4.00% , 01/15/27 ..... 3,790 3,853,236
Series 2021A , GO , 4.00% , 01/15/27 ..... 3,000 3,050,055
Series 2021D , GO , 5.00% , 07/15/27 ..... 1,700 1,767,459
Series 2022D , GO , 5.00% , 09/15/27 ..... 660 689,348
Series 2025B , GO , 5.00% , 12/01/27 ..... 2,250 2,363,545
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,250 1,294,627
Series 2020A , GO , 5.00% , 01/15/28 ..... 2,000 2,107,895
Series 2018C , GO , 5.00% , 06/15/28 ..... 1,010 1,075,385
Series 2021D , GO , 5.00% , 07/15/28 ..... 2,735 2,918,395
Series 2025D , GO , 5.00% , 08/15/28 ..... 5,000 5,346,882
Series E , GO , 5.00% , 10/15/28 ........ 5,000 5,085,202
Series 2021A , GO , 4.00% , 01/15/29 ..... 5,000 5,258,550
Series 2020A , GO , 5.00% , 01/15/29 ..... 4,615 4,984,094
Series 2018C , GO , 5.00% , 06/15/29 ..... 14,690 15,630,483
Series 2024F , GO , 5.00% , 11/15/29 ..... 7,100 7,824,287
Series 2024C , GO , 5.00% , 03/01/30 ..... 6,965 7,723,170
Series 2025A , GO , 5.00% , 03/15/30 ..... 500 554,890
Series 2019A , GO , 5.00% , 04/15/30 ..... 1,365 1,481,742
Series 2025B , GO , 5.00% , 12/01/30 ..... 500 563,246
Series 2022A , GO , 4.00% , 01/15/31 ..... 4,310 4,652,648
Series 2021A , GO , 4.00% , 01/15/31 ..... 1,565 1,689,419
Series 2020A , GO , 5.00% , 01/15/31 ..... 2,145 2,367,740

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2024A , GO , 5.00% , 01/15/31 ..... USD 5,000 $ 5,646,469
Series 2023B , GO , 5.00% , 08/01/31 ..... 1,000 1,141,502
Series 2022D , GO , 5.00% , 09/15/31 ..... 635 726,556
Series 2022E , GO , 5.00% , 11/15/31 ..... 2,750 3,156,375
Series 2021A , GO , 3.00% , 01/15/32 ..... 3,970 4,040,459
Series 2023B , GO , 5.00% , 08/01/32 ..... 1,000 1,160,504
Series 2024E , GO , 5.00% , 09/01/32 ..... 22,735 26,418,318
Series 2024F , GO , 5.00% , 11/15/32 ..... 2,480 2,890,604
Series 2021A , GO , 3.00% , 01/15/33 ..... 6,970 7,055,674
Series 2020A , GO , 4.00% , 01/15/33 ..... 3,000 3,172,063
Series 2022A , GO , 4.00% , 01/15/33 ..... 16,155 17,527,668
Series A , GO , 5.00% , 04/15/33 ........ 1,660 1,707,891
Series 2023B , GO , 5.00% , 08/01/33 ..... 1,000 1,177,737
Series 2024E , GO , 5.00% , 09/01/33 ..... 15,745 18,565,610
Series E , GO , 5.00% , 10/15/33 ........ 4,170 4,236,170
Series 2021A , GO , 3.00% , 01/15/34 ..... 4,000 4,021,585
Series 2022A , GO , 4.00% , 01/15/34 ..... 1,500 1,619,634
Series A , GO , 5.00% , 04/15/34 ........ 7,000 7,194,644
Series 2019A , GO , 5.00% , 04/15/34 ..... 3,675 3,955,398
Series 2022A , GO , 4.00% , 01/15/35 ..... 5,205 5,588,343
Series A , GO , 5.00% , 04/15/35 ........ 6,000 6,161,867
Series 2019A , GO , 5.00% , 04/15/35 ..... 3,000 3,220,111
Series 2022F , GO , 5.00% , 11/15/35 ..... 1,640 1,879,990
Series 2021A , GO , 3.00% , 01/15/36 ..... 13,595 13,453,876
Series 2022B , GO , 4.00% , 01/15/36 ..... 3,370 3,583,768
Series 2020A , GO , 4.00% , 01/15/36 ..... 4,000 4,171,877
Series 2024A , GO , 5.00% , 01/15/36 ..... 3,150 3,678,671
Series 2025A , GO , 5.00% , 03/15/36 ..... 1,000 1,188,176
Series 2019A , GO , 5.00% , 04/15/36 ..... 2,300 2,460,343
Series 2021A , GO , 3.00% , 01/15/37 ..... 5,090 4,988,789
Series 2020A , GO , 4.00% , 01/15/37 ..... 2,000 2,072,902
Series 2021B , GO , 3.00% , 06/01/37 ..... 8,865 8,655,453
Series 2022F , GO , 5.00% , 11/15/37 ..... 1,000 1,130,769
Series 2021A , GO , 3.00% , 01/15/38 ..... 5,000 4,804,566
Series 2022B , GO , 4.00% , 01/15/38 ..... 1,985 2,077,154
Series 2020A , GO , 3.00% , 01/15/39 ..... 2,000 1,899,873
Series 2021A , GO , 3.00% , 01/15/39 ..... 1,000 947,353
Series 2024B , GO , 5.00% , 01/15/39 ..... 3,000 3,431,986
Series 2025A , GO , 5.00% , 03/15/39 ..... 1,000 1,159,643
Series 2021A , GO , 3.00% , 01/15/40 ..... 5,000 4,649,257
Series 2022B , GO , 3.00% , 01/15/40 ..... 16,250 15,172,220
Series 2021B , GO , 3.00% , 06/01/40 ..... 5,425 5,034,175
Series 2022F , GO , 5.00% , 11/15/40 ..... 1,950 2,170,131
Series 2024B , GO , 4.00% , 01/15/41 ..... 7,750 8,026,495
Series 2024B , GO , 4.00% , 01/15/42 ..... 8,110 8,302,310
Series 2025A , GO , 5.00% , 03/15/42 ..... 1,200 1,356,444
Series 2024G , GO , 3.00% , 11/15/42 ..... 4,400 3,983,503
Series 2024B , GO , 4.00% , 01/15/43 ..... 1,000 1,015,546
Series 2024G , GO , 3.00% , 11/15/43 ..... 1,120 989,913
Series 2025A , GO , 5.00% , 03/15/44 ..... 1,000 1,105,745
State of Connecticut Clean Water Fund - State
Revolving Fund
Series A , RB , 5.00% , 05/01/30 ......... 1,590 1,643,189
Series 2019A , RB , 5.00% , 02/01/36 ..... 14,215 15,215,666
State of Connecticut Special Tax
Series 2020A , RB , 5.00% , 05/01/26 ..... 3,000 3,014,054
Series 2024B , RB , 5.00% , 07/01/26 ..... 13,335 13,461,709
Series 2023B , RB , 5.00% , 07/01/26 ..... 19,720 19,907,379
Series 2018A , RB , 5.00% , 01/01/27 ..... 8,000 8,192,242
Series 2025A , RB , 5.00% , 07/01/27 ..... 2,500 2,596,071
Series 2021D , RB , 5.00% , 11/01/27 ..... 4,520 4,736,625
Series 2025A , RB , 5.00% , 07/01/28 ..... 4,165 4,439,777
Series 2021D , RB , 5.00% , 11/01/28 ..... 3,550 3,816,921
Series 2022B , RB , 5.00% , 07/01/29 ..... 2,000 2,184,525
Series 2025A , RB , 5.00% , 07/01/29 ..... 5,000 5,461,312
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series A , RB , 5.00% , 09/01/29 ......... USD 4,000 $ 4,054,634
Series 2020A , RB , 5.00% , 05/01/30 ..... 5,000 5,564,134
Series 2024A-1 , RB , 5.00% , 07/01/30 .... 7,500 8,375,887
Series 2024B , RB , 5.00% , 07/01/30 ..... 2,000 2,233,570
Series 2018B , RB , 5.00% , 10/01/30 ..... 10,000 10,705,819
Series 2018A , RB , 5.00% , 01/01/31 ..... 10,740 11,279,501
Series 2024A-1 , RB , 5.00% , 07/01/31 .... 4,400 5,014,471
Series 2025A , RB , 5.00% , 07/01/31 ..... 8,000 9,117,220
Series 2018B , RB , 5.00% , 10/01/31 ..... 14,605 15,617,639
Series 2021A , RB , 5.00% , 05/01/32 ..... 5,775 6,537,823
Series 2024A-2 , RB , 5.00% , 07/01/32 .... 4,000 4,635,961
Series 2020A , RB , 5.00% , 05/01/33 ..... 4,000 4,417,384
Series A , RB , 5.00% , 09/01/33 ......... 1,000 1,012,813
Series 2018B , RB , 5.00% , 10/01/33 ..... 5,020 5,344,220
Series 2018A , RB , 5.00% , 01/01/34 ..... 18,000 18,819,270
Series 2021A , RB , 5.00% , 05/01/34 ..... 4,000 4,488,171
Series 2020A , RB , 5.00% , 05/01/34 ..... 5,000 5,502,131
Series 2024A-2 , RB , 5.00% , 07/01/34 .... 4,500 5,355,067
Series A , RB , 5.00% , 09/01/34 ......... 9,500 9,618,390
Series 2020A , RB , 5.00% , 05/01/35 ..... 5,565 6,101,887
Series 2021A , RB , 5.00% , 05/01/35 ..... 3,250 3,634,087
Series 2025A , RB , 5.00% , 07/01/35 ..... 2,125 2,552,446
Series 2021A , RB , 4.00% , 05/01/36 ..... 1,245 1,312,781
Series 2024A-2 , RB , 5.00% , 07/01/36 .... 10,000 11,806,106
Series 2022A , RB , 5.00% , 07/01/36 ..... 3,950 4,517,972
Series A , RB , 4.00% , 09/01/36 ......... 10,000 10,040,220
Series 2018A , RB , 5.00% , 01/01/37 ..... 2,000 2,077,030
Series 2021A , RB , 4.00% , 05/01/37 ..... 2,350 2,458,307
Series 2020A , RB , 5.00% , 05/01/37 ..... 3,485 3,786,645
Series 2020A , RB , 5.00% , 05/01/38 ..... 4,960 5,367,543
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,500 1,576,997
Series 2021A , RB , 4.00% , 05/01/39 ..... 3,500 3,624,511
Series 2020A , RB , 4.00% , 05/01/39 ..... 11,575 11,912,211
Series 2023 , RB , 5.00% , 07/01/39 ...... 4,985 5,683,933
Series 2021D , RB , 4.00% , 11/01/39 ..... 4,545 4,711,397
Series 2020A , RB , 3.13% , 05/01/40 ..... 7,075 6,709,353
Series 2021A , RB , 4.00% , 05/01/40 ..... 5,000 5,148,410
Series 2025A , RB , 5.00% , 07/01/40 ..... 10,575 12,268,781
Series 2024A-2 , RB , 5.00% , 07/01/40 .... 2,500 2,869,144
Series 2025A , RB , 5.00% , 07/01/41 ..... 2,500 2,881,063
Series 2024A-2 , RB , 5.00% , 07/01/41 .... 5,000 5,694,932
Series 2024A-2 , RB , 5.00% , 07/01/42 .... 4,000 4,511,130
Series 2025A , RB , 5.00% , 07/01/42 ..... 3,000 3,420,160
Series 2025A , RB , 5.00% , 07/01/43 ..... 3,000 3,385,357
Series 2022A , RB , 5.25% , 07/01/43 ..... 2,500 2,775,223
Series 2025A , RB , 5.00% , 07/01/44 ..... 3,000 3,350,943
Series 2025A , RB , 5.00% , 07/01/45 ..... 3,000 3,320,102
915,167,772
Delaware — 0.4%
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 07/01/30 ...... 5,000 5,595,132
Series 2020 , RB , 5.00% , 07/01/31 ...... 160 178,515
Series 2020 , RB , 5.00% , 09/01/33 ...... 1,250 1,384,882
Series 2015 , RB , 5.00% , 06/01/55 ...... 14,435 14,440,025
State of Delaware
Series 2022 , GO , 5.00% , 03/01/26 ...... 3,855 3,855,000
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,270 1,300,837
Series 2020A , GO , 5.00% , 01/01/28 ..... 2,150 2,264,398
Series 2019 , GO , 5.00% , 02/01/28 ...... 4,495 4,744,936
Series 2022 , GO , 5.00% , 03/01/28 ...... 5,465 5,779,770
Series 2021 , GO , 5.00% , 02/01/29 ...... 2,000 2,166,572
Series 2022 , GO , 5.00% , 03/01/29 ...... 3,005 3,262,283
Series 2020A , GO , 5.00% , 01/01/30 ..... 2,240 2,482,145
Series 2023A , GO , 5.00% , 05/01/30 ..... 5,455 6,091,466

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Delaware (continued)
Series 2021 , GO , 5.00% , 02/01/31 ...... USD 2,630 $ 2,984,676
Series 2022 , GO , 5.00% , 03/01/31 ...... 6,590 7,491,787
Series 2023A , GO , 5.00% , 05/01/31 ..... 12,035 13,728,536
Series 2021 , GO , 4.00% , 02/01/32 ...... 9,365 10,158,062
Series 2018A , GO , 5.00% , 02/01/35 ..... 9,210 9,655,994
Series 2018A , GO , 5.00% , 02/01/36 ..... 6,745 7,056,902
Series 2018A , GO , 5.00% , 02/01/37 ..... 6,245 6,520,127
Series 2023A , GO , 5.00% , 05/01/37 ..... 2,690 3,099,175
Series 2023A , GO , 4.00% , 05/01/40 ..... 13,420 14,110,161
Series 2023A , GO , 4.00% , 05/01/42 ..... 15,000 15,533,130
Series 2023A , GO , 4.00% , 05/01/43 ..... 4,655 4,782,344
University of Delaware
Series 2025A , RB , 5.00% , 11/01/31 ..... 4,000 4,586,170
Series 2025A , RB , 5.00% , 11/01/55 ..... 5,000 5,213,594
158,466,619
District of Columbia — 1.8%
District of Columbia
Series 2015B , GO , 5.00% , 06/01/26 ..... 2,000 2,004,366
Series 2026B , GO , 5.00% , 06/01/27
(b)
.... 1,500 1,554,114
Series 2023B , GO , 5.00% , 06/01/27 ..... 2,500 2,590,389
Series 2019A , GO , 5.00% , 10/15/27 ..... 2,000 2,093,630
Series 2021E , GO , 5.00% , 02/01/28 ..... 1,495 1,577,519
Series 2019A , GO , 5.00% , 10/15/28 ..... 2,045 2,197,947
Series 2024C , GO , 5.00% , 12/01/28 ..... 2,040 2,199,821
Series 2023B , GO , 5.00% , 06/01/29 ..... 5,010 5,464,664
Series 2019A , GO , 5.00% , 10/15/29 ..... 3,575 3,888,151
Series 2023B , GO , 5.00% , 06/01/30 ..... 4,000 4,459,402
Series 2024C , GO , 5.00% , 12/01/30 ..... 1,250 1,408,175
Series 2017A , GO , 5.00% , 06/01/32 ..... 2,000 2,065,207
Series 2024B , GO , 5.00% , 08/01/32 ..... 19,715 22,816,934
Series 2019A , GO , 5.00% , 10/15/32 ..... 13,490 14,556,074
Series 2021D , GO , 5.00% , 02/01/33 ..... 2,300 2,573,965
Series 2024B , GO , 5.00% , 08/01/33 ..... 6,000 7,031,264
Series 2019A , GO , 5.00% , 10/15/33 ..... 5,000 5,378,786
Series 2020 , RB , 5.00% , 12/01/33 ...... 6,000 6,539,589
Series 2023A , GO , 5.00% , 01/01/34 ..... 1,040 1,202,542
Series 2017A , GO , 5.00% , 06/01/34 ..... 2,500 2,575,118
Series 2026B , GO , 5.00% , 06/01/34
(b)
.... 10,000 11,823,879
Series 2020 , RB , 5.00% , 12/01/34 ...... 2,450 2,660,443
Series 2023A , GO , 5.00% , 01/01/35 ..... 500 576,489
Series 2025A , RB , VRDN, 5.00% , 04/03/35
(a)
42,000 48,535,124
Series 2026A , GO , 5.00% , 06/01/35
(b)
.... 7,000 8,377,850
Series 2023A , GO , 5.00% , 01/01/36 ..... 3,350 3,839,297
Series 2017D , GO , 5.00% , 06/01/36 ..... 2,650 2,724,231
Series 2023A , GO , 5.00% , 01/01/37 ..... 1,000 1,137,001
Series 2021E , GO , 4.00% , 02/01/37 ..... 1,835 1,922,445
Series 2017A , GO , 4.00% , 06/01/37 ..... 1,060 1,070,454
Series 2017A , GO , 5.00% , 06/01/37 ..... 3,720 3,818,482
Series 2019A , GO , 5.00% , 10/15/37 ..... 5,000 5,316,062
Series 2023A , GO , 5.00% , 01/01/38 ..... 1,000 1,126,340
Series 2026A , GO , 5.00% , 06/01/39
(b)
.... 5,000 5,842,404
Series 2024A , GO , 5.00% , 08/01/39 ..... 1,250 1,426,713
Series 2026A , GO , 5.00% , 06/01/40
(b)
.... 4,000 4,633,336
Series 2024A , GO , 5.00% , 08/01/40 ..... 1,000 1,131,840
Series 2019A , GO , 5.00% , 10/15/40 ..... 4,665 4,910,051
Series 2023A , GO , 5.00% , 01/01/41 ..... 1,000 1,104,356
Series 2021D , GO , 5.00% , 02/01/41 ..... 1,725 1,861,648
Series 2016A , GO , 5.00% , 06/01/41 ..... 15,570 15,675,149
Series D , GO , 5.00% , 06/01/41 ........ 7,805 7,893,206
Series 2023A , GO , 5.00% , 01/01/42 ..... 2,000 2,195,701
Series 2023A , GO , 5.00% , 01/01/43 ..... 13,000 14,165,195
Series 2018A , GO , 5.00% , 06/01/43 ..... 3,950 4,079,272
Series 2026A , GO , 5.00% , 06/01/44
(b)
.... 1,000 1,115,699
Series 2019A , GO , 5.00% , 10/15/44 ..... 9,230 9,604,900
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2026A , GO , 5.00% , 06/01/45
(b)
.... USD 1,000 $ 1,102,413
Series 2023A , GO , 5.25% , 01/01/48 ..... 17,790 19,007,183
District of Columbia Income Tax
Series 2019C , RB , 5.00% , 10/01/26 ..... 2,270 2,308,345
Series 2022C , RB , 5.00% , 12/01/26 ..... 3,585 3,662,956
Series 2020B , RB , 5.00% , 10/01/27 ..... 11,885 12,428,278
Series 2019C , RB , 5.00% , 10/01/27 ..... 2,190 2,290,108
Series 2022C , RB , 5.00% , 12/01/27 ..... 2,015 2,116,650
Series 2022C , RB , 5.00% , 12/01/28 ..... 2,750 2,965,444
Series 2019A , RB , 5.00% , 03/01/29 ..... 2,000 2,168,199
Series 2019C , RB , 5.00% , 10/01/29 ..... 5,160 5,673,933
Series 2022C , RB , 5.00% , 12/01/29 ..... 7,000 7,727,774
Series 2024A , RB , 5.00% , 10/01/30 ..... 1,255 1,408,990
Series 2022C , RB , 5.00% , 12/01/30 ..... 8,500 9,575,587
Series 2020B , RB , 5.00% , 10/01/31 ..... 8,000 9,152,604
Series 2022C , RB , 5.00% , 12/01/31 ..... 15,590 17,891,572
Series 2019A , RB , 5.00% , 03/01/32 ..... 1,500 1,636,446
Series 2022C , RB , 5.00% , 12/01/32 ..... 5,125 5,977,880
Series 2019A , RB , 5.00% , 03/01/33 ..... 4,010 4,363,227
Series 2022A , RB , 5.00% , 07/01/33 ..... 2,075 2,394,725
Series 2023C , RB , 5.00% , 10/01/33 ..... 1,000 1,180,573
Series 2019A , RB , 5.00% , 03/01/34 ..... 7,040 7,642,716
Series 2020A , RB , 5.00% , 03/01/35 ..... 1,065 1,164,315
Series 2019A , RB , 5.00% , 03/01/35 ..... 6,355 6,876,718
Series 2022A , RB , 5.00% , 07/01/35 ..... 2,125 2,425,111
Series 2019A , RB , 5.00% , 03/01/36 ..... 2,000 2,154,693
Series 2024A , RB , 5.00% , 10/01/36 ..... 4,000 4,687,725
Series 2019A , RB , 4.00% , 03/01/37 ..... 2,000 2,075,103
Series 2024A , RB , 5.00% , 10/01/37 ..... 3,530 4,102,869
Series 2023A , RB , 5.00% , 05/01/38 ..... 3,000 3,394,543
Series 2023A , RB , 5.00% , 05/01/39 ..... 1,000 1,123,731
Series 2022A , RB , 5.00% , 07/01/39 ..... 3,420 3,795,393
Series 2019A , RB , 4.00% , 03/01/40 ..... 4,370 4,467,596
Series 2020A , RB , 3.00% , 03/01/41 ..... 6,000 5,595,425
Series 2023A , RB , 5.00% , 05/01/41 ..... 11,865 13,194,104
Series 2023A , RB , 5.00% , 05/01/42 ..... 2,520 2,782,141
Series 2019A , RB , 4.00% , 03/01/44 ..... 2,000 1,997,941
Series 2020C , RB , 4.00% , 05/01/45 ..... 2,210 2,178,456
Series 2022A , RB , 5.50% , 07/01/47 ..... 30,000 32,515,536
Series 2023A , RB , 5.25% , 05/01/48 ..... 2,870 3,076,462
District of Columbia Water & Sewer Authority
Series 2025C-2 , RB , VRDN, ( Bank of
America NA SBPA ), 1.90% , 03/03/26
(a)
. 15,000 15,000,000
Series 2025C-1 , RB , VRDN, ( Bank of
America NA SBPA ), 1.95% , 03/03/26
(a)
. 14,250 14,250,000
Series 2024B, Sub-Series B-1 , RB , VRDN,
( TD Bank NA SBPA ), 2.00% , 03/03/26
(a)
19,095 19,095,000
Series 2026A , RB , 5.00% , 10/01/29
(b)
.... 7,500 8,228,468
Series 2026B , RB , 5.00% , 10/01/33
(b)
.... 7,500 8,808,425
Series 2016A , RB , 5.00% , 10/01/36 ..... 8,520 8,534,820
Series 2024A , RB , 5.00% , 10/01/36 ..... 7,500 8,768,203
Series 2024A , RB , 5.00% , 10/01/38 ..... 12,000 13,848,204
Series 2026A , RB , 5.00% , 10/01/39
(b)
.... 2,000 2,333,185
Series 2024A , RB , 5.00% , 10/01/40 ..... 2,740 3,113,943
Series 2026B , RB , 5.00% , 10/01/40
(b)
.... 3,500 4,058,706
Series 2024A , RB , 5.00% , 10/01/41 ..... 4,000 4,528,824
Series 2024A , RB , 5.00% , 10/01/42 ..... 2,750 3,085,449
Series 2018B , RB , 5.00% , 10/01/49 ..... 14,425 14,653,938
Series A , RB , 5.00% , 10/01/52 ......... 3,000 3,021,431
Metropolitan Washington Airports Authority
Dulles Toll Road
Series 2009B , RB , 0.00% , 10/01/33
(c)
.... 5,000 3,967,393
Series 2009B , RB , 0.00% , 10/01/35
(c)
.... 13,940 10,194,237
Series 2010A , RB , 0.00% , 10/01/37
(c)
.... 4,000 2,409,961
Series 2019B , RB , 4.00% , 10/01/44 ..... 5,250 5,003,277

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2019A , RB , 5.00% , 10/01/44 ..... USD 1,000 $ 1,030,961
Series 2019B , RB , 5.00% , 10/01/47 ..... 1,000 1,016,388
Series 2019B , RB , 4.00% , 10/01/49 ..... 5,250 4,687,225
Series 2019B , RB , 4.00% , 10/01/53 ..... 3,000 2,718,831
Series 2019B , RB , 4.00% , 10/01/53 ..... 5,000 4,334,014
Washington Metropolitan Area Transit Authority
Series 2020A , RB , 5.00% , 07/15/26 ..... 3,360 3,395,108
Series 2021A , RB , 5.00% , 07/15/27 ..... 500 519,427
Series 2017B , RB , 5.00% , 07/01/29 ..... 1,470 1,522,496
Series 2021A , RB , 4.00% , 07/15/35 ..... 1,500 1,584,131
Series 2017B , RB , 5.00% , 07/01/36 ..... 1,700 1,747,086
Series 2020A , RB , 5.00% , 07/15/36 ..... 11,730 12,791,271
Series 2020A , RB , 5.00% , 07/15/37 ..... 2,765 2,997,920
Series 2023A , RB , 5.00% , 07/15/37 ..... 1,000 1,134,944
Series 2020A , RB , 5.00% , 07/15/38 ..... 2,000 2,160,145
Series 2021A , RB , 4.00% , 07/15/39 ..... 4,000 4,111,764
Series 2020A , RB , 4.00% , 07/15/40 ..... 8,000 8,153,772
Series 2023A , RB , 5.00% , 07/15/40 ..... 1,500 1,666,118
Series 2023A , RB , 5.00% , 07/15/42 ..... 5,655 6,144,721
Series 2018 , RB , 5.00% , 07/01/43 ...... 5,000 5,082,618
Series 2021A , RB , 3.00% , 07/15/43 ..... 10,000 8,624,224
Series 2021A , RB , 4.00% , 07/15/43 ..... 16,820 16,989,162
Series 2023A , RB , 5.00% , 07/15/43 ..... 1,050 1,131,807
Series 2020A , RB , 5.00% , 07/15/45 ..... 2,000 2,079,882
Series 2023A , RB , 5.00% , 07/15/45 ..... 1,000 1,059,577
Series 2021A , RB , 5.00% , 07/15/46 ..... 2,250 2,343,857
Series 2023A , RB , 5.00% , 07/15/48 ..... 5,000 5,206,103
Series 2023A , RB , 5.25% , 07/15/53 ..... 7,000 7,348,640
Series 2024A , RB , 5.00% , 07/15/54 ..... 5,000 5,168,610
Series 2024A , RB , 5.00% , 07/15/56 ..... 7,500 7,744,645
Series 2024A , RB , 5.25% , 07/15/59 ..... 13,750 14,435,757
774,863,357
Florida — 2.6%
Central Florida Expressway Authority
Series 2016B , RB , 5.00% , 07/01/26 ..... 4,110 4,144,923
Series 2021 , RB , 5.00% , 07/01/26 ...... 510 514,657
Series 2021 , RB , 5.00% , 07/01/27 ...... 10,450 10,834,628
Series 2021 , RB , 5.00% , 07/01/28 ...... 1,000 1,064,842
Series 2016B , RB , 5.00% , 07/01/28 ..... 3,505 3,535,732
Series 2021 , RB , 5.00% , 07/01/30 ( AGM ) . 1,000 1,116,873
Series 2016B , RB , 4.00% , 07/01/31 ..... 1,050 1,054,584
Series 2025A , RB , 5.00% , 07/01/31 ..... 3,500 3,985,383
Series 2021 , RB , 5.00% , 07/01/32 ( AGM ) . 725 827,424
Series 2016B , RB , 5.00% , 07/01/34 ..... 1,000 1,009,392
Series 2021 , RB , 4.00% , 07/01/35 ...... 500 532,124
Series 2024B , RB , 5.00% , 07/01/35 ( AGC ) 10,000 11,841,553
Series 2021 , RB , 2.13% , 07/01/36 ...... 1,000 866,805
Series 2016B , RB , 4.00% , 07/01/36 ..... 2,000 2,006,038
Series 2025A , RB , 5.00% , 07/01/37 ..... 2,865 3,384,597
Series 2018 , RB , 5.00% , 07/01/37 ...... 2,025 2,157,641
Series 2021 , RB , 4.00% , 07/01/38 ...... 1,000 1,033,879
Series 2017 , RB , 5.00% , 07/01/38 ...... 5,845 6,065,460
Series 2025A , RB , 5.00% , 07/01/38 ..... 7,500 8,783,169
Series 2018 , RB , 5.00% , 07/01/38 ...... 3,325 3,542,793
Series 2018 , RB , 5.00% , 07/01/39 ...... 4,380 4,666,897
Series 2017 , RB , 5.00% , 07/01/39 ...... 1,250 1,297,147
Series 2025A , RB , 5.00% , 07/01/39 ..... 3,500 4,063,798
Series 2017 , RB , 4.00% , 07/01/41 ...... 2,775 2,778,441
Series 2018 , RB , 5.00% , 07/01/43 ...... 2,000 2,075,388
Series 2019B , RB , 5.00% , 07/01/44 ..... 2,500 2,616,305
Series 2019B , RB , 5.00% , 07/01/49 ..... 2,500 2,567,599
Series 2024A , RB , 5.00% , 07/01/49 ..... 9,250 9,817,910
Series 2024A , RB , 5.00% , 07/01/54 ..... 4,000 4,207,056
Security
Par (000)
Par (000) Value
Florida (continued)
City of Fort Lauderdale, Series 2023B, RB,
5.50%, 09/01/53 ................. USD 3,825 $ 4,168,036
City of Gainesville Utilities System
Series 2017A , RB , 5.00% , 10/01/29 ..... 7,100 7,410,139
Series 2017A , RB , 5.00% , 10/01/37 ..... 1,000 1,032,958
Series 2019A , RB , 5.00% , 10/01/44 ..... 1,500 1,559,282
City of Jacksonville
Series 2025 , RB , 5.00% , 10/01/31 ...... 5,000 5,706,568
Series 2025 , RB , 5.00% , 10/01/34 ...... 5,000 5,958,467
Series 2025 , RB , 5.00% , 10/01/44 ...... 5,000 5,492,471
Series 2024 , RB , 5.00% , 10/01/49 ...... 3,000 3,181,818
Series 2024 , RB , 5.25% , 10/01/54 ...... 3,000 3,203,041
City of Orlando
(b)
Series 2026B , RB , 5.00% , 10/01/51 ..... 4,900 5,202,849
Series 2026B , RB , 5.25% , 10/01/55 ..... 5,000 5,380,340
City of Tampa Water & Wastewater System
Series 2020A , RB , 4.00% , 10/01/44 ..... 1,000 1,008,177
Series 2020A , RB , 5.00% , 10/01/54 ..... 4,205 4,335,226
Series 2024 , RB , 5.00% , 10/01/54 ...... 19,000 20,101,842
County of Broward Water & Sewer Utility, Series
2019A, RB, 5.00%, 10/01/40 ......... 5,290 5,629,961
County of Hillsborough Utility, Series 2016, RB,
3.00%, 08/01/41 ................. 14,945 13,521,042
County of Miami-Dade
Series 2025A , GO , 5.00% , 07/01/31 ..... 15,000 17,047,884
Series 2016 , RB , 0.00% , 10/01/31
(c)
..... 2,250 1,871,099
Series 2020A , RB , 5.00% , 10/01/31 ..... 2,000 2,230,244
Series 2025A , GO , 5.00% , 07/01/33 ..... 11,125 13,031,093
Series 2025A , GO , 5.00% , 07/01/35 ..... 5,000 5,970,027
Series 2016 , RB , 5.00% , 10/01/35 ...... 2,000 2,023,985
Series 2024B , RB , 5.00% , 10/01/37 ..... 3,750 4,327,699
Series 2016A , GO , 5.00% , 07/01/38 ..... 2,000 2,013,008
Series 2016A , GO , 4.00% , 07/01/39 ..... 5,000 5,133,846
Series 2020A , RB , 4.00% , 10/01/41 ..... 4,950 4,993,906
Series A , RB , 5.00% , 10/01/41 ......... 30,050 30,349,791
Series 2014A , GO , 4.00% , 07/01/42 ..... 2,000 2,000,415
Series 2015D , GO , 5.00% , 07/01/45 ..... 8,505 8,531,309
Series 2025B , RB , 5.00% , 10/01/50 ..... 2,000 2,088,024
Series 2024A , RB , 5.00% , 04/01/51 ..... 2,980 3,088,025
Series 2021A , GO , 5.00% , 07/01/51 ..... 13,350 14,014,140
Series 2024A , RB , 5.00% , 04/01/54 ..... 16,705 17,245,602
Series 2025B , RB , 5.25% , 10/01/55 ..... 2,500 2,633,868
County of Miami-Dade Transit System
Series 2019 , RB , 4.00% , 07/01/39 ...... 2,000 2,038,665
Series 2018 , RB , 5.00% , 07/01/43 ...... 2,000 2,067,658
Series 2022 , RB , 5.00% , 07/01/43 ...... 15,000 16,098,954
Series 2022 , RB , 5.00% , 07/01/46 ...... 5,780 6,063,818
Series 2018 , RB , 4.00% , 07/01/48 ...... 5,215 4,866,816
Series 2020A , RB , 4.00% , 07/01/49 ..... 3,500 3,249,828
Series 2020A , RB , 4.00% , 07/01/50 ..... 5,000 4,594,770
Series 2022 , RB , 5.00% , 07/01/52 ...... 8,445 8,727,098
County of Miami-Dade Water & Sewer System
Series 2025B , RB , 5.00% , 10/01/26 ..... 5,000 5,083,877
Series 2017B , RB , 5.00% , 10/01/27 ..... 1,010 1,056,007
Series 2021 , RB , 5.00% , 10/01/30 ...... 2,745 3,081,943
Series 2025B , RB , 5.00% , 10/01/31 ..... 7,500 8,568,299
Series 2017B , RB , 4.00% , 10/01/37 ..... 6,500 6,585,924
Series 2017A , RB , 4.00% , 10/01/38 ..... 18,605 18,826,667
Series 2021 , RB , 4.00% , 10/01/39 ...... 1,000 1,031,754
Series 2025B , RB , 4.00% , 10/01/40 ..... 3,000 3,121,264
Series 2021 , RB , 4.00% , 10/01/41 ...... 1,000 1,025,651
Series 2019B , RB , 4.00% , 10/01/44 ..... 2,345 2,311,257
Series 2017A , RB , 4.00% , 10/01/44 ..... 3,235 3,184,318
Series 2021 , RB , 4.00% , 10/01/46 ...... 5,050 4,816,558
RB , 4.00% , 10/01/48 ............... 2,000 1,867,896

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2019B , RB , 4.00% , 10/01/49 ..... USD 7,000 $ 6,457,443
Series 2024A , RB , 5.00% , 10/01/49 ..... 19,065 20,003,478
Series 2021 , RB , 4.00% , 10/01/51 ...... 2,000 1,851,293
Series 2025A , RB , 4.50% , 10/01/51 ..... 10,000 9,877,356
Series 2024A , RB , 5.25% , 10/01/54 ..... 3,500 3,700,830
Series 2025A , RB , 5.00% , 10/01/55 ..... 12,500 13,037,595
County of St. Lucie, Series 2025A, RB,
4.63%, 10/01/55 ................. 17,890 18,152,677
Duval County Public Schools, Series 2022A,
COP, 5.00%, 07/01/31 ............. 8,280 9,169,849
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 1,750 1,879,317
Florida Insurance Assistance Interlocal Agency,
Inc.
Series 2023A-1 , RB , 5.00% , 09/01/26 .... 1,245 1,247,346
Series 2023A-1 , RB , 5.00% , 09/01/27 .... 6,710 6,797,234
Series 2023A-1 , RB , 5.00% , 09/01/28 .... 7,985 8,088,510
Florida Municipal Power Agency
Series 2025A , RB , 5.00% , 10/01/30 ..... 3,100 3,463,298
Series 2025A , RB , 5.00% , 10/01/31 ..... 4,500 5,123,265
Series 2025A , RB , 5.00% , 10/01/35 ..... 2,125 2,455,583
Hillsborough County Aviation Authority
Series 2015A , RB , 5.00% , 10/01/44 ..... 1,000 1,000,450
Series 2022B , RB , 5.00% , 10/01/47 ..... 2,000 2,096,143
Series 2018F , RB , 5.00% , 10/01/48 ..... 7,000 7,135,496
JEA Electric System
Series 2017B , RB , 5.00% , 10/01/26 ..... 7,835 7,955,012
Series 2024A , RB , 5.00% , 10/01/27 ..... 650 678,263
Series 2017B , RB , 5.00% , 10/01/29 ..... 1,225 1,275,785
Series 2024A , RB , 5.00% , 10/01/30 ..... 7,850 8,799,006
Series 2024A-3 , RB , 5.00% , 10/01/32 .... 1,240 1,441,217
Series 2024A-3 , RB , 5.00% , 10/01/34 .... 2,975 3,550,356
Series 2024A , RB , 5.00% , 10/01/35 ..... 1,000 1,192,163
Series 2024A , RB , 5.00% , 10/01/36 ..... 3,000 3,529,374
Series 2024A-3 , RB , 5.00% , 10/01/36 ( AGC ) 3,225 3,773,187
Series 2024A-3 , RB , 5.00% , 10/01/37 .... 4,500 5,239,031
JEA Water & Sewer System
Series 2008B-1 , RB , VRDN, ( Bank of
America NA SBPA ), 2.02% , 03/10/26
(a)
. 13,940 13,940,000
Series 2017A , RB , 5.00% , 10/01/27 ..... 4,070 4,252,151
Series 2021A , RB , 3.00% , 10/01/40 ..... 7,490 7,004,399
Series 2024A , RB , 5.25% , 10/01/49 ..... 19,835 21,411,371
Series 2024A , RB , 5.50% , 10/01/54 ..... 8,700 9,469,880
Series 2025A , RB , 5.25% , 10/01/55 ..... 13,705 14,660,496
Lee County School Board (The)
Series 2025B , COP , 5.00% , 08/01/27 .... 1,800 1,869,603
Series 2025A , COP , 5.00% , 08/01/42 .... 5,000 5,602,873
Series 2025A , COP , 5.00% , 08/01/43 .... 5,000 5,539,540
Series 2025A , COP , 5.00% , 08/01/44 .... 4,000 4,378,288
Series 2025A , COP , 5.00% , 08/01/45 .... 5,000 5,412,086
Series 2025A , COP , 5.25% , 08/01/50 .... 17,000 18,047,217
Miami Beach Redevelopment Agency
Series 2025 , 5.00% , 02/01/40 ......... 1,250 1,387,482
Series 2025 , 5.00% , 02/01/41 ......... 1,500 1,645,720
Miami-Dade County Educational Facilities
Authority
Series 2024A , RB , 5.00% , 04/01/35 ..... 5,980 7,044,066
Series 2024A , RB , 5.00% , 04/01/37 ..... 13,650 15,862,303
Series 2024B , RB , 5.25% , 04/01/39 ..... 11,515 13,417,361
Series 2024A , RB , 5.00% , 04/01/41 ..... 17,500 19,768,452
Series 2024A , RB , 5.00% , 04/01/42 ..... 13,665 15,258,200
Series 2024A , RB , 5.00% , 04/01/45 ..... 7,985 8,616,162
Miami-Dade County Expressway Authority
Series 2014B , RB , 5.00% , 07/01/26 ..... 1,020 1,021,947
Series A , RB , 5.00% , 07/01/35 ( AGM ) .... 975 976,243
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2014A , RB , 5.00% , 07/01/39 ..... USD 2,830 $ 2,831,207
Orange County School Board
Series 2024A , COP , 5.00% , 08/01/33 .... 6,500 7,612,877
Series 2016C , COP , 5.00% , 08/01/34 .... 2,500 2,529,280
Orlando Utilities Commission
Series 2025B , RB , 5.00% , 10/01/35 ..... 1,500 1,774,588
Series 2024B , RB , 5.00% , 10/01/38 ..... 2,000 2,316,409
Series 2021A , RB , 4.00% , 10/01/39 ..... 4,685 4,798,488
Series 2024B , RB , 5.00% , 10/01/39 ..... 3,000 3,444,697
Series 2021A , RB , 4.00% , 10/01/40 ..... 4,000 4,087,856
Series 2024A , RB , 5.00% , 10/01/50 ..... 5,000 5,266,299
Series 2025A , RB , 5.00% , 10/01/50 ..... 5,000 5,269,975
Palm Beach County School District
Series 2025A , COP , 5.00% , 08/01/26 .... 3,000 3,034,787
Series 2017A , COP , 5.00% , 08/01/27 .... 2,785 2,895,465
Series 2025A , COP , 5.00% , 08/01/27 .... 1,000 1,039,664
Series 2025A , COP , 5.00% , 08/01/28 .... 3,740 3,981,931
Series 2018C , COP , 5.00% , 08/01/29 .... 2,540 2,708,717
Series 2025A , COP , 5.00% , 08/01/29 .... 1,250 1,362,993
Series 2025A , COP , 5.00% , 08/01/31 .... 4,000 4,544,573
Series 2025A , COP , 5.00% , 08/01/32 .... 1,750 2,020,947
Series 2023A , COP , 5.00% , 08/01/36 .... 1,500 1,714,122
Series 2023A , COP , 5.00% , 08/01/37 .... 1,750 1,983,187
Series 2023A , COP , 5.00% , 08/01/38 .... 1,500 1,685,739
Series 2022B , COP , 5.25% , 08/01/38 .... 3,530 3,988,845
Series 2023A , COP , 5.00% , 08/01/39 .... 2,250 2,510,875
Pasco County School Board
Series 2024 , RB , 5.00% , 10/01/34 ...... 5,750 6,822,951
Series 2024 , RB , 5.00% , 10/01/35 ...... 11,535 13,405,801
Series 2024 , RB , 5.00% , 10/01/36 ...... 9,550 10,984,628
Peace River Manasota Regional Water Supply
Authority, Series 2025A, RB, 5.50%, 10/01/55 25,375 27,468,021
School Board of Miami-Dade County (The)
Series 2025A , COP , 5.00% , 05/01/26 .... 4,000 4,018,132
Series 2015D , COP , 5.00% , 02/01/27 .... 2,000 2,004,179
Series 2025A , COP , 5.00% , 05/01/27 .... 4,545 4,693,137
Series 2012A , COP , 4.00% , 08/01/29 .... 1,000 1,001,241
Series 2015D , COP , 5.00% , 02/01/30 .... 2,000 2,004,200
Series 2025A , COP , 5.00% , 05/01/30 .... 2,000 2,221,606
Series 2026 , GO , 5.00% , 03/15/39
(b)
..... 3,000 3,489,400
Series 2026 , GO , 5.00% , 03/15/40
(b)
..... 3,000 3,466,070
School District of Broward County
Series C , COP , 5.00% , 07/01/26 ........ 2,025 2,042,207
Series 2019A , COP , 5.00% , 07/01/27 .... 1,750 1,810,200
Series 2025A , COP , 5.00% , 07/01/27 ( AGC ) 13,360 13,846,369
Series 2020A , COP , 5.00% , 07/01/31 .... 3,995 4,425,538
Series 2020A , COP , 5.00% , 07/01/32 .... 3,015 3,320,391
Series 2020A , COP , 5.00% , 07/01/34 .... 2,000 2,188,366
Series 2022B , COP , 5.00% , 07/01/35 .... 5,000 5,642,082
Seminole County School District Sales Tax,
Series 2025, RB, 5.00%, 10/01/33 ...... 1,250 1,467,289
South Florida Water Management District
Series 2015 , COP , 5.00% , 10/01/33 ..... 1,000 1,001,707
Series 2015 , COP , 5.00% , 10/01/35 ..... 5,000 5,007,464
State of Florida
Series 2024A , GO , 5.00% , 06/01/28 ..... 9,965 10,606,589
Series 2017C , GO , 4.00% , 06/01/36 ..... 10,090 10,224,091
Series 2018A , GO , 4.00% , 07/01/39 ..... 4,195 4,280,669
Series 2018A , GO , 4.00% , 07/01/40 ..... 4,360 4,439,688
State of Florida Department of Transportation
Turnpike System
Series 2025A , RB , 5.00% , 07/01/26 ..... 1,100 1,110,526
Series 2018A , RB , 4.00% , 07/01/48 ..... 4,000 3,821,208
Series 2026A , RB , 4.25% , 07/01/49 ..... 5,810 5,679,999
Series 2024B , RB , 4.00% , 07/01/54 ..... 15,000 13,690,239

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2024D , RB , 4.00% , 07/01/54 ..... USD 20,660 $ 18,856,023
Tampa Bay Water
Series 2025 , RB , 5.00% , 10/01/30 ...... 10,000 11,260,033
Series 2025 , RB , 5.00% , 10/01/31 ...... 10,000 11,469,584
Series 2024A , RB , 5.00% , 10/01/46 ..... 1,000 1,075,480
Series 2024A , RB , 5.00% , 10/01/49 ..... 5,000 5,291,925
Series 2022 , RB , 5.00% , 10/01/52 ...... 5,000 5,206,765
Series 2024A , RB , 5.25% , 10/01/54 ..... 2,500 2,665,505
Tampa-Hillsborough County Expressway
Authority
Series 2017B , RB , 4.00% , 07/01/42 ..... 12,725 12,784,296
Series 2017 , RB , 5.00% , 07/01/47 ...... 6,210 6,288,583
1,122,190,342
Georgia — 2.2%
Augusta Water & Sewer
Series 2024A , RB , 5.00% , 10/01/34 ..... 2,200 2,614,249
Series 2024A , RB , 5.00% , 10/01/35 ..... 12,085 14,252,422
Series 2024A , RB , 5.00% , 10/01/37 ..... 3,900 4,522,277
City of Atlanta
Series 2022A-1 , GO , 5.00% , 12/01/29 .... 1,000 1,103,550
Series 2022A-1 , GO , 5.00% , 12/01/35 .... 1,750 2,011,976
Series 2022A-1 , GO , 5.00% , 12/01/38 .... 2,500 2,817,374
Series 2022A-1 , GO , 5.00% , 12/01/41 .... 2,000 2,224,560
City of Atlanta Airport Customer Facility Charge,
Series 2025B, RB, 5.50%, 07/01/50 ..... 4,000 4,359,487
City of Atlanta Airport Passenger Facility Charge
Series 2019C , RB , 5.00% , 07/01/36 ..... 2,500 2,685,471
Series 2019C , RB , 5.00% , 07/01/39 ..... 2,500 2,659,402
Series 2023D , RB , 5.00% , 07/01/44 ..... 2,000 2,167,848
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/26 ..... 2,005 2,023,576
Series 2020A , RB , 5.00% , 07/01/28 ..... 2,000 2,130,297
Series 2020A , RB , 5.00% , 07/01/29 ..... 8,505 9,282,522
Series 2020A , RB , 5.00% , 07/01/30 ..... 2,000 2,232,254
Series 2023F , RB , 5.00% , 07/01/33 ..... 2,250 2,647,562
Series 2023B-1 , RB , 5.00% , 07/01/48 .... 1,000 1,053,245
Series 2022A , RB , 4.00% , 07/01/52 ..... 3,010 2,822,431
Series 2023B-1 , RB , 5.00% , 07/01/53 .... 4,000 4,163,004
City of Atlanta Water & Wastewater
Series 2015 , RB , 5.00% , 11/01/28 ...... 2,000 2,013,323
Series 2015 , RB , 5.00% , 11/01/31 ...... 1,755 1,766,689
Series 2024 , RB , 5.00% , 11/01/31 ( BAM ) .. 10,000 11,447,097
Series 2015 , RB , 5.00% , 11/01/32 ...... 2,230 2,244,869
Series 2024 , RB , 5.00% , 11/01/32 ( BAM ) .. 6,250 7,264,341
Series 2024 , RB , 5.00% , 11/01/33 ( BAM ) .. 5,500 6,483,691
Series 2018C , RB , 4.00% , 11/01/38 ..... 8,000 8,087,543
Series 2015 , RB , 5.00% , 11/01/40 ...... 82,030 82,282,743
Series 2024 , RB , 5.00% , 11/01/41 ( BAM ) .. 3,000 3,403,069
Series 2018B , RB , 5.00% , 11/01/43 ..... 4,780 5,000,830
Series 2018B , RB , 5.00% , 11/01/47 ..... 10,350 10,493,978
City of Cartersville, Series 2026, RB,
5.00%, 06/01/56 ................. 3,000 3,150,364
Columbia County School District, Series 2025,
GO, 5.00%, 10/01/40 (SAW) ......... 5,000 5,807,520
County of DeKalb
Series 2006B , RB , 5.25% , 10/01/32 ..... 2,190 2,227,552
Series 2025A , RB , 5.00% , 10/01/50 ..... 7,400 7,829,889
County of Fulton
Series 2013A , RB , 4.00% , 01/01/34 ..... 15,990 15,995,987
Series 2013A , RB , 4.00% , 01/01/35 ..... 6,885 6,887,578
Douglas County School District
Series 2025 , GO , 5.00% , 04/01/28 ( SAW ) . 1,350 1,430,039
Series 2025 , GO , 5.00% , 04/01/29 ( SAW ) . 2,000 2,173,943
Series 2025 , GO , 5.00% , 04/01/30 ( SAW ) . 1,250 1,391,763
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2025 , GO , 5.00% , 04/01/40 ( SAW ) . USD 1,000 $ 1,166,530
Series 2025 , GO , 5.00% , 04/01/42 ( SAW ) . 1,000 1,152,523
Forsyth County Water & Sewerage Authority,
Series 2019, RB, 3.00%, 04/01/49 ...... 4,000 3,105,811
Georgia Ports Authority
Series 2022 , RB , 5.00% , 07/01/26 ...... 535 539,923
Series 2022 , RB , 5.00% , 07/01/27 ...... 905 939,171
Series 2022 , RB , 5.00% , 07/01/29 ...... 1,500 1,639,001
Series 2022 , RB , 5.00% , 07/01/31 ...... 1,015 1,158,503
Series 2022 , RB , 5.00% , 07/01/33 ...... 1,500 1,735,998
Series 2022 , RB , 5.00% , 07/01/35 ...... 1,000 1,146,128
Series 2022 , RB , 5.00% , 07/01/38 ...... 750 842,584
Series 2021 , RB , 4.00% , 07/01/39 ...... 1,000 1,037,557
Series 2021 , RB , 4.00% , 07/01/40 ...... 1,000 1,031,201
Series 2022 , RB , 5.00% , 07/01/41 ...... 2,250 2,487,165
Series 2021 , RB , 4.00% , 07/01/42 ...... 1,000 1,019,393
Series 2022 , RB , 5.00% , 07/01/42 ...... 1,865 2,046,266
Series 2021 , RB , 4.00% , 07/01/43 ...... 4,750 4,807,680
Series 2022 , RB , 5.00% , 07/01/47 ...... 1,000 1,056,426
Series 2021 , RB , 4.00% , 07/01/51 ...... 1,750 1,660,005
Series 2022 , RB , 4.00% , 07/01/52 ...... 12,360 11,676,668
Series 2022 , RB , 5.25% , 07/01/52 ...... 5,750 6,080,722
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/26 ...... 1,325 1,334,523
Series 2020 , RB , 5.00% , 06/01/27 ...... 2,200 2,279,294
Series 2020 , RB , 5.00% , 06/01/31 ...... 2,500 2,774,451
Series 2020 , RB , 5.00% , 06/01/32 ...... 6,105 6,760,413
Series 2021A , RB , 4.00% , 07/15/41 ( GTD ) 5,000 5,188,334
Series 2021A , RB , 4.00% , 07/15/42 ( GTD ) 18,100 18,604,914
Series 2021A , RB , 4.00% , 07/15/46 ( GTD ) 7,170 7,201,504
Gwinnett County School District
Series 2022B , GO , 5.00% , 08/01/26 ..... 25,010 25,303,132
Series 2019 , GO , 5.00% , 02/01/38 ...... 13,000 13,860,881
Henry County School District
Series 2021 , GO , 1.88% , 08/01/34 ( SAW ) . 18,330 16,506,697
Series 2021 , GO , 1.88% , 08/01/35 ( SAW ) . 18,880 16,631,687
Series 2021 , GO , 1.88% , 08/01/36 ( SAW ) . 19,305 16,575,342
Macon Water Authority
Series 2024 , RB , 5.00% , 10/01/49 ...... 5,000 5,290,751
Series 2024 , RB , 5.00% , 10/01/54 ...... 6,750 7,070,526
Metropolitan Atlanta Rapid Transit Authority
Series 2007A , RB , 5.25% , 07/01/32 ( NPFGC ) 17,545 20,136,177
Series 2016B , RB , 5.00% , 07/01/35 ..... 7,750 7,825,376
Series 2024B , RB , 5.00% , 07/01/36 ..... 5,000 5,841,367
Series 2024A , RB , 5.00% , 07/01/37 ..... 5,000 5,795,345
Series 2021E-1 , RB , 3.00% , 07/01/39 .... 2,500 2,355,230
Series 2017C , RB , 3.25% , 07/01/39 ..... 2,500 2,403,626
Series 2021E-1 , RB , 3.00% , 07/01/40 .... 9,565 8,818,255
Series 2024B , RB , 5.00% , 07/01/45 ..... 5,000 5,422,911
Series 2020A , RB , 3.00% , 07/01/47 ..... 2,850 2,213,757
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/28 ..... 2,000 2,017,561
Series 2018A , RB , 5.00% , 01/01/29 ..... 6,000 6,298,625
Series 2021A , RB , 5.00% , 01/01/34 ..... 1,575 1,775,718
Series 2024A , RB , 5.00% , 01/01/36 ..... 5,350 6,165,211
Series 2019A , RB , 4.00% , 01/01/44 ..... 2,000 1,988,887
Series 2019A , RB , 5.00% , 01/01/44 ..... 7,975 8,198,110
Series 2023A , RB , 5.00% , 07/01/48 ..... 2,835 2,952,838
Series 2019A , RB , 4.00% , 01/01/49 ..... 1,750 1,587,934
Series 2024A , RB , 5.25% , 01/01/49 ..... 6,925 7,253,389
Series 2024A , RB , 5.25% , 01/01/54 ( BAM ) 7,000 7,329,124
Series 2019A , RB , 5.00% , 01/01/56 ..... 3,000 3,002,748
Series 2015A , RB , 5.00% , 07/01/60 ..... 1,000 999,960
Series 2021A , RB , 5.00% , 01/01/62 ..... 3,335 3,357,314
Series 2019A , RB , 5.00% , 01/01/63 ..... 1,500 1,502,028

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia (continued)
Private Colleges & Universities Authority
Series 2022A , RB , 5.00% , 09/01/29 ..... USD 1,505 $ 1,646,924
Series 2025A , RB , 5.00% , 09/01/29 ..... 14,410 15,768,883
Series 2020B , RB , 5.00% , 09/01/30 ..... 5,000 5,592,955
Series 2025A , RB , 5.00% , 09/01/32 ..... 12,545 14,555,258
Series 2023B , RB , 5.00% , 09/01/33 ..... 20,000 23,542,304
Series 2025A , RB , 5.00% , 09/01/33 ..... 4,305 5,067,481
Series 2025A , RB , 5.00% , 09/01/37 ..... 2,700 3,178,349
Series B , RB , 4.00% , 10/01/38 ......... 4,000 4,007,545
Series 2020B , RB , 4.00% , 09/01/39 ..... 1,500 1,528,711
Series 2025A , RB , 5.25% , 09/01/43 ..... 6,925 7,876,670
Series 2013A , RB , 5.00% , 10/01/43 ..... 2,415 2,416,325
Series 2025A , RB , 5.25% , 09/01/44 ..... 14,275 16,040,999
Series A , RB , 5.00% , 10/01/46 ......... 6,525 6,549,276
Series 2019B , RB , 5.00% , 09/01/48 ..... 2,500 2,575,712
Richmond County Board of Education
Series 2025 , GO , 5.00% , 10/01/29 ( SAW ) . 9,665 10,610,446
Series 2025 , GO , 5.00% , 10/01/30 ( SAW ) . 3,000 3,366,851
Series 2025 , GO , 5.00% , 10/01/31 ( SAW ) . 3,000 3,432,396
Series 2025 , GO , 5.00% , 10/01/32 ( SAW ) . 2,500 2,908,993
State of Georgia
Series 2021A , GO , 5.00% , 07/01/26 ..... 8,835 8,919,541
Series 2016E , GO , 5.00% , 12/01/26 ..... 11,935 12,194,617
Series 2016A , GO , 5.00% , 02/01/27 ..... 1,175 1,182,537
Series 2023A , GO , 5.00% , 07/01/27 ..... 5,000 5,193,485
Series 2021A , GO , 5.00% , 07/01/27 ..... 10,890 11,311,411
Series 2020A , GO , 5.00% , 08/01/27 ..... 7,665 7,980,059
Series 2016E , GO , 5.00% , 12/01/27 ..... 1,325 1,353,763
Series 2016F , GO , 5.00% , 01/01/28 ..... 2,805 2,870,307
Series 2018A , GO , 5.00% , 07/01/28 ..... 5,165 5,510,134
Series 2022A , GO , 5.00% , 07/01/28 ..... 8,500 9,067,984
Series 2020A , GO , 5.00% , 08/01/28 ..... 11,565 12,364,971
Series 2017C , GO , 5.00% , 07/01/29 ..... 5,500 5,716,943
Series 2018A , GO , 5.00% , 07/01/29 ..... 5,000 5,339,819
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,500 1,642,246
Series 2020A , GO , 5.00% , 08/01/29 ..... 7,000 7,679,692
Series 2017A-2 , GO , 5.00% , 02/01/30 .... 11,420 11,729,952
Series 2016A , GO , 5.00% , 02/01/30 ..... 1,030 1,036,577
Series 2023A , GO , 5.00% , 07/01/30 ..... 11,660 13,076,102
Series 2018A , GO , 5.00% , 07/01/30 ..... 6,775 7,231,559
Series 2019A , GO , 5.00% , 07/01/31 ..... 5,180 5,665,549
Series 2022A , GO , 5.00% , 07/01/31 ..... 2,200 2,518,670
Series 2021A , GO , 5.00% , 07/01/31 ..... 1,570 1,797,415
Series 2023A , GO , 5.00% , 07/01/31 ..... 5,720 6,548,543
Series 2020A , GO , 5.00% , 08/01/31 ..... 2,805 3,142,893
Series 2017A-2 , GO , 5.00% , 02/01/32 .... 12,600 12,932,314
Series 2018A , GO , 5.00% , 07/01/32 ..... 13,925 14,828,088
Series 2023C , GO , 5.00% , 01/01/33 ..... 4,000 4,703,148
Series 2017A-2 , GO , 5.00% , 02/01/33 .... 10,015 10,271,815
Series 2021A , GO , 4.00% , 07/01/34 ..... 2,010 2,152,620
Series 2020A , GO , 4.00% , 08/01/34 ..... 1,720 1,821,674
Series 2021A , GO , 4.00% , 07/01/36 ..... 27,000 28,613,045
Series 2023A , GO , 5.00% , 07/01/36 ..... 2,215 2,576,388
Series 2023A , GO , 5.00% , 07/01/37 ..... 7,340 8,473,917
Series 2023A , GO , 5.00% , 07/01/38 ..... 1,985 2,276,770
Series 2020A , GO , 3.00% , 08/01/38 ..... 4,435 4,367,980
Series 2020A , GO , 3.00% , 08/01/39 ..... 4,135 4,036,361
Series 2022A , GO , 4.00% , 07/01/40 ..... 10,000 10,454,160
Series 2022A , GO , 4.00% , 07/01/42 ..... 10,000 10,320,287
961,678,924
Hawaii — 0.5%
City & County Honolulu Wastewater System
Series 2018A , RB , 4.00% , 07/01/38 ..... 3,300 3,338,190
Series 2024A , RB , 5.00% , 07/01/42 ..... 2,580 2,888,875
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series 2024A , RB , 5.00% , 07/01/43 ..... USD 2,000 $ 2,216,479
Series 2024A , RB , 5.00% , 07/01/45 ..... 5,175 5,622,548
Series 2024A , RB , 5.00% , 07/01/46 ..... 9,090 9,801,522
Series 2018A , RB , 5.00% , 07/01/47 ..... 4,220 4,298,813
Series 2022A , RB , 5.00% , 07/01/47 ..... 3,000 3,154,243
Series 2025B , RB , 5.25% , 07/01/50 ..... 1,000 1,088,227
Series 2022A , RB , 5.25% , 07/01/51 ..... 2,500 2,646,895
Series 2024A , RB , 5.25% , 07/01/54 ..... 3,000 3,213,950
Series 2025B , RB , 5.25% , 07/01/55 ..... 1,250 1,348,039
City & County of Honolulu
Series 2019A , GO , 5.00% , 09/01/27 ..... 1,170 1,220,999
Series 2020B , GO , 5.00% , 03/01/28 ..... 2,120 2,241,037
Series 2022A , GO , 5.00% , 11/01/28 ..... 2,930 3,151,252
Series 2020B , GO , 5.00% , 03/01/30 ..... 1,500 1,665,227
Series C , GO , 5.00% , 10/01/30 ........ 5,000 5,620,708
Series 2025D , GO , 5.00% , 07/01/31 ..... 13,615 15,532,553
Series 2025F , GO , 5.00% , 07/01/31 ..... 11,860 13,530,377
Series 2025D , GO , 5.00% , 07/01/36 ..... 20,370 24,285,670
Series 2025F , GO , 5.00% , 07/01/36 ..... 6,500 7,749,477
State of Hawaii
Series EO , GO , 5.00% , 08/01/26 ....... 2,280 2,281,920
Series FH , GO , 5.00% , 10/01/26 ....... 3,975 4,041,937
Series FH , GO , 5.00% , 10/01/27 ....... 4,725 4,801,533
Series 2018FT , GO , 5.00% , 01/01/28 .... 1,000 1,052,838
Series FH , GO , 5.00% , 10/01/28 ....... 3,450 3,508,828
Series EO , GO , 5.00% , 08/01/29 ....... 720 721,638
Series FH , GO , 5.00% , 10/01/29 ....... 4,000 4,068,207
Series 2018FT , GO , 5.00% , 01/01/30 .... 3,000 3,156,020
Series EO , GO , 5.00% , 08/01/30 ....... 1,895 1,899,281
Series 2018FT , GO , 5.00% , 01/01/31 .... 5,970 6,273,414
Series FN , GO , 5.00% , 10/01/31 ....... 1,000 1,044,595
Series 2016FB , GO , 3.00% , 04/01/32 .... 1,800 1,800,151
Series 2019FW , GO , 5.00% , 01/01/33 .... 5,060 5,446,879
Series 2018FT , GO , 5.00% , 01/01/33 .... 2,000 2,096,381
Series 2016FB , GO , 3.00% , 04/01/33 .... 23,365 23,366,960
Series FK , GO , 5.00% , 05/01/34 ....... 2,310 2,381,506
Series FG , GO , 4.00% , 10/01/34 ....... 7,755 7,820,290
Series 2019FW , GO , 5.00% , 01/01/35 .... 10,000 10,739,078
Series FG , GO , 4.00% , 10/01/36 ....... 6,665 6,710,209
Series 2019FW , GO , 5.00% , 01/01/37 .... 2,000 2,134,499
State of Hawaii Airports System
Series 2020D , RB , 4.00% , 07/01/35 ..... 2,000 2,098,255
Series 2020D , RB , 4.00% , 07/01/38 ..... 2,000 2,069,806
Series 2025B , RB , 5.00% , 07/01/49 ..... 6,000 6,428,389
220,557,695
Idaho — 0.1%
Idaho Housing & Finance Association
Series 2015A , RB , 5.00% , 07/15/26 ..... 1,030 1,040,762
Series 2021A , RB , 4.00% , 07/15/38 ..... 2,150 2,203,975
Series 2025A , RB , 5.00% , 08/15/49 ..... 10,000 10,662,992
Series 2025A , RB , 4.00% , 08/15/50 ..... 17,000 16,077,226
Idaho State Building Authority
Series 2024A , RB , 5.00% , 06/01/29 ..... 8,000 8,728,908
Series 2024A , RB , 5.00% , 06/01/31 ..... 1,310 1,490,657
Series 2024A , RB , 5.00% , 06/01/32 ..... 3,560 4,125,534
Series 2024A , RB , 5.00% , 06/01/34 ..... 4,000 4,766,187
49,096,241
Illinois — 4.6%
Chicago Board of Education Dedicated Capital
Improvement Tax
Series 2016 , RB , 5.75% , 04/01/34 ...... 1,670 1,705,611
Series 2016 , RB , 6.00% , 04/01/46 ...... 1,830 1,854,090

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/34 ( BAM ) USD 1,900 $ 2,186,764
Series 2023B , RB , 5.00% , 01/01/35 ( BAM ) 7,000 8,024,740
Series 2025B , RB , 5.00% , 01/01/40 ..... 3,310 3,740,865
Series 2025B , RB , 5.00% , 01/01/41 ..... 2,500 2,815,679
Series 2025B , RB , 5.00% , 01/01/42 ..... 3,000 3,340,819
Series 2025B , RB , 5.00% , 01/01/43 ..... 5,000 5,516,225
Series 2025B , RB , 5.00% , 01/01/44 ..... 4,000 4,353,129
Chicago O'Hare International Airport
Series 2025D , RB , 5.00% , 01/01/27 ..... 2,500 2,555,460
Series E , RB , 5.00% , 01/01/27 ......... 2,000 2,044,368
Series 2025D , RB , 5.00% , 01/01/28 ..... 1,500 1,572,865
Series 2025D , RB , 5.00% , 01/01/30 ..... 910 1,001,450
Series 2025D , RB , 5.00% , 01/01/31 ..... 1,410 1,580,394
Series 2024D , RB , 5.00% , 01/01/31 ..... 7,500 8,406,352
Series 2024D , RB , 5.00% , 01/01/32 ..... 17,000 19,374,344
Series D , RB , 5.25% , 01/01/33 ......... 9,000 9,207,610
Series 2020A , RB , 5.00% , 01/01/34 ..... 8,045 8,776,416
Series B , RB , 5.00% , 01/01/34 ......... 3,000 3,061,277
Series D , RB , 5.25% , 01/01/34 ......... 5,000 5,112,331
Series 2020A , RB , 4.00% , 01/01/35 ..... 4,000 4,137,311
Series 2020A , RB , 5.00% , 01/01/35 ..... 10,000 10,875,837
Series B , RB , 5.00% , 01/01/35 ......... 9,000 9,177,301
Series B , RB , 5.00% , 01/01/36 ......... 14,110 14,374,790
Series B , RB , 5.00% , 01/01/37 ......... 2,345 2,386,601
Series B , RB , 5.00% , 01/01/38 ......... 3,025 3,075,850
Series 2025D , RB , 5.00% , 01/01/38 ..... 5,000 5,835,724
Series B , RB , 5.00% , 01/01/39 ......... 7,500 7,620,095
Series 2025D , RB , 5.00% , 01/01/39 ..... 5,000 5,791,255
Series 2020A , RB , 4.00% , 01/01/40 ..... 5,000 5,106,910
Series 2022D , RB , 5.00% , 01/01/40 ..... 15,045 16,450,180
Series 2025B , RB , 5.00% , 01/01/41 ..... 3,000 3,378,815
Series 2025C , RB , 5.00% , 01/01/41 ..... 3,500 3,984,353
Series 2022D , RB , 4.00% , 01/01/42 ..... 2,000 2,015,124
Series 2025B , RB , 5.00% , 01/01/42 ..... 2,000 2,230,431
Series D , RB , 5.25% , 01/01/42 ......... 9,000 9,139,736
Series 2026A , RB , 5.00% , 01/01/43
(b)
.... 1,000 1,108,116
Series 2018B , RB , 4.00% , 01/01/44 ..... 7,000 6,874,855
Series 2026A , RB , 5.00% , 01/01/44
(b)
.... 1,190 1,304,863
Series D , RB , 5.00% , 01/01/47 ......... 8,380 8,435,119
Series 2018B , RB , 5.00% , 01/01/48 ..... 26,500 26,924,827
Series 2024B , RB , 5.00% , 01/01/48 ..... 5,000 5,213,690
Series 2025C , RB , 5.25% , 01/01/49 ..... 3,000 3,203,559
Series D , RB , 5.00% , 01/01/52 ......... 21,915 21,994,582
Series 2018B , RB , 4.00% , 01/01/53 ( AGM ) 9,450 8,494,689
Series 2018B , RB , 5.00% , 01/01/53 ..... 9,885 10,000,239
Series 2025C , RB , 5.25% , 01/01/54 ..... 2,250 2,377,745
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/28 ...... 780 823,128
Chicago Transit Authority Sales Tax Receipts
Fund
Series 2024A , RB , 5.00% , 12/01/41 ..... 2,500 2,762,334
Series 2026A , RB , 5.00% , 12/01/41 ..... 500 563,190
Series 2024A , RB , 5.00% , 12/01/42 ..... 2,000 2,194,305
Series 2026A , RB , 5.00% , 12/01/42 ..... 500 558,519
Series 2024A , RB , 5.00% , 12/01/49 ..... 50,000 51,559,865
Series 2026A , RB , 5.50% , 12/01/56 ..... 3,000 3,220,282
City of Chicago
Series 2020A , GO , 5.00% , 01/01/28 ..... 5,000 5,168,351
Series 2020A , GO , 5.00% , 01/01/29 ..... 3,000 3,125,202
Series 2024B , GO , 5.00% , 01/01/31 ..... 7,000 7,467,951
Series 2021A , GO , 5.00% , 01/01/33 ..... 9,825 10,379,922
Series 2024B , GO , 5.00% , 01/01/33 ..... 25,000 27,052,955
Series 2024B , GO , 5.00% , 01/01/34 ..... 14,275 15,543,073
Series 2021A , GO , 4.00% , 01/01/35 ..... 6,500 6,519,471
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2023A , GO , 5.00% , 01/01/35 ..... USD 3,850 $ 4,097,609
Series 2023A , GO , 5.25% , 01/01/38 ..... 8,020 8,541,049
Series 2023A , GO , 5.50% , 01/01/39 ..... 2,850 3,075,514
Series 2025B , GO , 5.50% , 01/01/41 ..... 1,000 1,095,306
Series 2024A , GO , 5.00% , 01/01/43 ..... 8,425 8,562,951
Series 2024A , GO , 5.00% , 01/01/44 ..... 7,500 7,601,754
Series 2019A , GO , 5.00% , 01/01/44 ..... 1,250 1,254,039
Series 2024A , GO , 5.25% , 01/01/45 ..... 36,025 36,781,878
Series 2019A , GO , 5.50% , 01/01/49 ..... 1,520 1,527,256
Series 2025A , GO , 6.00% , 01/01/50 ..... 7,500 7,891,546
City of Chicago Waterworks
Series 2023B , RB , 5.00% , 11/01/32 ( AGM ) 1,695 1,936,498
Series 2024A , RB , 5.00% , 11/01/37 ..... 12,105 13,663,749
City of Joliet, Series 2025, RB, 5.25%, 01/01/50
(BAM) ....................... 1,500 1,579,906
City of Springfield Electric
Series 2024 , RB , 5.00% , 03/01/31 ( BAM ) . 10,180 11,316,994
Series 2024 , RB , 5.00% , 03/01/35 ( BAM ) . 7,250 8,412,095
Series 2024 , RB , 5.00% , 03/01/36 ( BAM ) . 21,675 24,919,758
Series 2024 , RB , 5.00% , 03/01/39 ( BAM ) . 5,000 5,601,133
Series 2024 , RB , 5.00% , 03/01/40 ( BAM ) . 11,500 12,787,939
County of Cook
Series 2024 , RB , 5.00% , 11/15/42 ...... 4,780 5,162,450
Series 2024 , RB , 5.00% , 11/15/43 ...... 3,000 3,195,993
Series 2025 , RB , 5.00% , 11/15/49 ...... 14,185 14,740,285
Illinois Finance Authority
Series 2025B , RB , 5.00% , 07/01/31 ..... 3,000 3,410,869
Series 2025C , RB , 5.00% , 04/01/32 ..... 3,700 4,229,044
Series 2024A , RB , 5.00% , 04/01/32 ..... 5,035 5,754,929
Series 2021A , RB , 5.00% , 10/01/32 ..... 4,000 4,604,556
Series 2024A , RB , 5.00% , 04/01/34 ..... 13,000 15,242,790
Series 2024B , RB , 5.00% , 04/01/34 ..... 16,490 19,334,893
Series 2019 , RB , 5.00% , 07/01/34 ...... 2,575 2,783,466
Series 2020 , RB , 5.00% , 07/01/34 ...... 1,760 1,961,858
Series 2024B , RB , 5.00% , 04/01/35 ..... 7,640 8,889,274
Series 2025C , RB , 5.00% , 04/01/35 ..... 1,815 2,147,553
Series 2020 , RB , 5.00% , 07/01/35 ...... 4,950 5,495,598
Series 2019 , RB , 5.25% , 07/01/35 ...... 3,000 3,256,750
Series 2024B , RB , 5.00% , 04/01/36 ..... 14,120 16,299,974
Series 2020 , RB , 4.00% , 07/01/37 ...... 8,345 8,643,236
Series 2025A , RB , 5.00% , 01/01/38 ..... 2,000 2,341,729
Series 2020 , RB , 4.00% , 07/01/38 ...... 8,050 8,299,622
Series 2014A , RB , 4.00% , 10/01/38 ..... 3,275 3,276,470
Series 2024B , RB , 5.25% , 04/01/39 ..... 1,450 1,660,800
Series 2025A , RB , 5.00% , 07/01/39 ..... 5,000 5,782,519
Series 2025A , RB , 5.00% , 07/01/40 ..... 5,000 5,735,114
Series 2018A , RB , 5.00% , 10/01/48 ..... 2,000 2,017,880
Illinois Municipal Electric Agency
Series 2025A , RB , 5.00% , 02/01/30 ..... 3,750 4,123,512
Series 2025A , RB , 5.00% , 02/01/31 ..... 15,000 16,820,922
Series 2025A , RB , 5.00% , 02/01/33 ..... 5,000 5,790,677
Series 2025A , RB , 5.00% , 02/01/34 ..... 21,000 24,638,588
Series 2025A , RB , 5.00% , 02/01/35 ..... 23,250 27,551,069
Illinois State Toll Highway Authority
Series 2019C , RB , 5.00% , 01/01/27 ..... 6,320 6,471,343
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,000 4,095,786
Series 2019C , RB , 5.00% , 01/01/28 ..... 6,000 6,314,811
Series 2019C , RB , 5.00% , 01/01/29 ..... 11,065 11,919,212
Series 2019B , RB , 5.00% , 01/01/29 ..... 2,000 2,154,399
Series 2019C , RB , 5.00% , 01/01/30 ..... 3,000 3,306,706
Series 2018A , RB , 5.00% , 01/01/30 ..... 6,250 6,729,311
Series 2019C , RB , 5.00% , 01/01/31 ..... 2,000 2,201,180
Series 2019B , RB , 5.00% , 01/01/31 ..... 1,505 1,656,388
Series 2018A , RB , 5.00% , 01/01/31 ..... 3,505 3,768,385
Series 2016A , RB , 4.00% , 12/01/31 ..... 5,035 5,040,307

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2016A , RB , 5.00% , 12/01/31 ..... USD 2,405 $ 2,409,931
Series 2016A , RB , 5.00% , 12/01/32 ..... 3,000 3,007,859
Series 2024A , RB , 5.00% , 01/01/36 ..... 30,000 35,045,412
Series 2014C , RB , 5.00% , 01/01/36 ..... 2,000 2,003,561
Series 2015B , RB , 5.00% , 01/01/36 ..... 1,000 1,001,780
Series 2014C , RB , 5.00% , 01/01/37 ..... 35,000 35,059,150
Series 2024A , RB , 5.00% , 01/01/38 ..... 7,105 8,159,419
Series 2024A , RB , 5.00% , 01/01/39 ..... 5,655 6,446,561
Series 2015B , RB , 5.00% , 01/01/40 ..... 9,645 9,668,899
Series 2015A , RB , 5.00% , 01/01/40 ..... 10,000 10,013,661
Series 2016B , RB , 5.00% , 01/01/41 ..... 7,435 7,484,969
Series 2021A , RB , 5.00% , 01/01/41 ..... 9,765 10,675,131
Series 2023A , RB , 5.00% , 01/01/41 ..... 4,250 4,716,145
Series 2021A , RB , 4.00% , 01/01/42 ..... 11,825 11,905,000
Series 2017A , RB , 5.00% , 01/01/42 ..... 5,500 5,677,550
Series 2023A , RB , 5.00% , 01/01/42 ..... 3,665 4,029,066
Series 2025A , RB , 5.00% , 01/01/42 ..... 10,000 11,262,721
Series 2025A , RB , 5.00% , 01/01/43 ..... 10,000 11,127,773
Series 2023A , RB , 5.25% , 01/01/43 ..... 1,235 1,364,128
Series 2019A , RB , 4.00% , 01/01/44 ..... 15,500 15,235,824
Series 2021A , RB , 4.00% , 01/01/46 ..... 20,185 18,994,787
Series 2025A , RB , 5.00% , 01/01/47 ..... 5,000 5,332,192
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/28 ........ 3,180 3,246,509
Series 2007C , GO , 5.25% , 12/01/32 ..... 1,340 1,580,048
Series 2021B , GO , 5.00% , 12/01/33 ..... 5,000 5,676,603
Series 2007B , GO , 5.25% , 12/01/34 ..... 2,500 3,032,609
Series 2024A , GO , 5.00% , 12/01/39 ..... 4,000 4,570,296
Series 2024A , GO , 5.00% , 12/01/40 ..... 6,030 6,821,617
Series 2024A , GO , 5.00% , 12/01/41 ..... 6,720 7,581,123
Series 2024A , GO , 5.00% , 12/01/42 ..... 5,000 5,576,796
Series 2024A , GO , 5.00% , 12/01/43 ..... 5,000 5,505,523
Regional Transportation Authority, Series 2003A,
RB, 6.00%, 07/01/29 (NPFGC) ........ 11,340 12,079,246
Sales Tax Securitization Corp.
Series 2018C , RB , 5.00% , 01/01/27 ..... 2,200 2,251,009
Series 2021A , RB , 5.00% , 01/01/28 ..... 3,500 3,671,306
Series 2020A , RB , 5.00% , 01/01/29 ..... 1,275 1,368,719
Series 2020A , RB , 5.00% , 01/01/30 ..... 2,500 2,741,519
Series 2021A , RB , 5.00% , 01/01/30 ..... 5,000 5,483,039
Series 2021A , RB , 5.00% , 01/01/32 ..... 5,000 5,664,994
Series 2024A , RB , 5.00% , 01/01/34 ..... 2,000 2,318,169
Series 2024A , RB , 5.00% , 01/01/35 ..... 19,500 22,777,398
Series 2025A , RB , 5.00% , 01/01/36 ..... 2,000 2,345,417
Series 2020A , RB , 5.00% , 01/01/37 ( BAM ) 1,000 1,071,687
Series 2024A , RB , 5.00% , 01/01/37 ..... 6,000 6,867,704
Series 2020A , RB , 4.00% , 01/01/40 ( BAM ) 1,000 1,008,104
Series 2025A , RB , 5.00% , 01/01/40 ..... 5,000 5,610,382
Series 2024A , RB , 5.00% , 01/01/41 ..... 1,500 1,650,947
Series 2025A , RB , 5.00% , 01/01/42 ..... 5,000 5,491,828
Series 2025A , RB , 5.00% , 01/01/45 ..... 5,000 5,307,245
State of Illinois
Series 2022B , GO , 5.00% , 03/01/26 ..... 6,190 6,190,000
Series 2018B , GO , 5.00% , 10/01/26 ..... 3,800 3,857,459
Series 2018A , GO , 5.00% , 10/01/26 ..... 4,750 4,821,823
Series 2019A , GO , 5.00% , 11/01/26 ..... 5,000 5,086,323
Series 2017D , GO , 5.00% , 11/01/26 ..... 16,070 16,347,442
Series 2024 , GO , 5.00% , 02/01/27 ...... 9,435 9,658,671
Series 2016 , GO , 5.00% , 02/01/27 ...... 12,000 12,284,641
Series 2021A , GO , 5.00% , 03/01/27 ..... 2,640 2,708,323
Series 2017D , GO , 5.00% , 11/01/27 ..... 47,425 49,472,745
Series 2021A , GO , 5.00% , 12/01/27 ..... 9,600 10,031,500
Series 2024 , GO , 5.00% , 02/01/28 ...... 2,435 2,554,862
Series 2016 , GO , 5.00% , 02/01/28 ...... 4,500 4,606,014
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2022B , GO , 5.00% , 03/01/28 ..... USD 3,450 $ 3,626,907
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,425 1,498,070
Series 2018B , GO , 5.00% , 10/01/28 ..... 2,000 2,130,778
Series 2017D , GO , 5.00% , 11/01/28 ..... 10,405 10,842,624
Series 2021A , GO , 5.00% , 12/01/28 ..... 2,610 2,790,977
Series 2024 , GO , 5.00% , 02/01/29 ...... 3,535 3,794,229
Series 2023B , GO , 5.00% , 05/01/29 ..... 5,000 5,395,004
Series 2020B , GO , 5.00% , 10/01/29 ..... 10,720 11,666,037
Series 2018B , GO , 5.00% , 10/01/29 ..... 4,100 4,363,855
Series 2022B , GO , 5.00% , 10/01/29 ..... 5,000 5,441,249
Series 2017C , GO , 5.00% , 11/01/29 ..... 19,505 20,305,247
Series 2022A , GO , 5.00% , 03/01/30 ..... 2,000 2,194,424
Series 2022B , GO , 5.00% , 03/01/30 ..... 4,000 4,388,848
Series 2024B , GO , 5.00% , 05/01/30 ..... 3,000 3,300,909
Series 2020 , GO , 5.50% , 05/01/30 ...... 6,465 6,970,171
Series 2018B , GO , 5.00% , 10/01/30 ..... 3,000 3,186,682
Series 2019B , GO , 5.00% , 11/01/30 ..... 2,000 2,173,725
Series 2024 , GO , 5.00% , 02/01/31 ...... 5,000 5,566,939
Series 2021A , GO , 5.00% , 03/01/31 ..... 1,500 1,672,310
Series 2022B , GO , 5.00% , 03/01/31 ..... 3,000 3,344,620
Series 2024B , GO , 5.00% , 05/01/31 ..... 2,500 2,794,255
Series 2017A , GO , 5.00% , 12/01/31 ..... 2,000 2,079,602
Series 2024 , GO , 5.00% , 02/01/32 ...... 5,180 5,853,052
Series 2022B , GO , 5.00% , 10/01/32 ..... 14,500 16,512,485
Series 2018B , GO , 5.00% , 10/01/32 ..... 2,000 2,112,616
Series 2019B , GO , 5.00% , 11/01/32 ..... 5,750 6,209,568
Series 2017A , GO , 5.00% , 12/01/32 ..... 3,830 3,975,713
Series 2023B , GO , 5.00% , 12/01/32 ..... 10,000 11,408,113
Series 2021A , GO , 5.00% , 03/01/33 ..... 8,275 9,151,545
Series 2022B , GO , 5.00% , 03/01/33 ..... 7,650 8,609,778
Series 2018A , GO , 5.00% , 05/01/33 ..... 9,480 9,915,775
Series 2023D , GO , 5.00% , 07/01/33 ..... 16,230 18,328,091
Series 2018A , GO , 5.00% , 10/01/33 ..... 1,240 1,306,386
Series 2021B , GO , 5.00% , 12/01/33 ..... 6,000 6,696,499
Series 2022B , GO , 5.00% , 03/01/34 ..... 5,000 5,596,974
Series 2024B , GO , 5.00% , 05/01/34 ..... 2,000 2,312,749
Series 2023B , GO , 5.00% , 05/01/34 ..... 15,000 16,819,778
Series 2017A , GO , 5.00% , 12/01/34 ..... 2,650 2,741,610
Series 2021A , GO , 5.00% , 03/01/35 ..... 1,500 1,643,375
Series 2024B , GO , 5.00% , 05/01/35 ..... 7,500 8,618,759
Series 2023D , GO , 5.00% , 07/01/35 ..... 6,125 6,836,243
Series 2025C , GO , 5.00% , 09/01/35 ..... 5,625 6,467,404
Series 2021A , GO , 5.00% , 03/01/36 ..... 3,000 3,267,721
Series 2023B , GO , 5.00% , 05/01/36 ..... 2,900 3,209,524
Series 2024B , GO , 5.00% , 05/01/36 ..... 7,500 8,529,509
Series 2025D , GO , 5.00% , 09/01/36 ..... 5,000 5,692,947
Series 2022A , GO , 5.25% , 03/01/37 ..... 1,665 1,854,280
Series 2023B , GO , 5.00% , 05/01/37 ..... 4,855 5,332,434
Series 2025D , GO , 5.00% , 09/01/37 ..... 5,000 5,633,496
Series 2022B , GO , 5.25% , 10/01/37 ..... 5,000 5,593,267
Series 2024 , GO , 5.00% , 02/01/38 ...... 5,000 5,608,853
Series 2021A , GO , 4.00% , 03/01/38 ..... 2,000 2,024,467
Series 2023B , GO , 5.25% , 05/01/38 ..... 2,000 2,208,872
Series 2020C , GO , 4.00% , 10/01/38 ..... 2,500 2,519,860
Series 2017A , GO , 5.00% , 12/01/38 ..... 3,740 3,835,453
Series 2024B , GO , 5.00% , 05/01/39 ..... 3,000 3,319,249
Series 2023B , GO , 5.25% , 05/01/39 ..... 5,500 6,035,603
Series 2020 , GO , 5.50% , 05/01/39 ...... 7,075 7,652,674
Series 2021B , GO , 4.00% , 12/01/39 ..... 2,000 2,006,450
Series 2017A , GO , 5.00% , 12/01/39 ..... 2,000 2,046,697
Series 2023C , GO , 5.00% , 12/01/39 ..... 15,000 16,423,022
Series 2024B , GO , 5.00% , 05/01/40 ..... 3,500 3,838,276
Series 2023B , GO , 5.25% , 05/01/40 ..... 3,190 3,476,421
Series 2020C , GO , 4.00% , 10/01/40 ..... 5,000 4,973,439
Series 2019C , GO , 4.00% , 11/01/40 ..... 18,000 17,881,180

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2023C , GO , 5.00% , 12/01/40 ..... USD 31,000 $ 33,645,184
Series 2021A , GO , 4.00% , 03/01/41 ..... 4,750 4,710,058
Series 2024B , GO , 5.00% , 05/01/41 ..... 5,000 5,437,100
Series 2023B , GO , 5.25% , 05/01/41 ..... 5,625 6,066,534
Series 2022A , GO , 5.50% , 03/01/42 ..... 3,000 3,277,704
Series 2018A , GO , 5.00% , 05/01/42 ..... 4,345 4,441,507
Series 2023B , GO , 5.25% , 05/01/42 ..... 10,375 11,113,659
Series 2024B , GO , 5.25% , 05/01/44 ..... 2,385 2,557,825
Series 2024B , GO , 5.25% , 05/01/45 ..... 5,000 5,317,286
Series 2020 , GO , 5.75% , 05/01/45 ...... 3,125 3,318,355
Series 2021A , GO , 5.00% , 03/01/46 ..... 16,235 16,639,381
Series 2022C , GO , 5.25% , 10/01/46 ..... 5,000 5,220,158
Series 2022A , GO , 5.50% , 03/01/47 ..... 2,000 2,114,549
Series 2024B , GO , 5.25% , 05/01/47 ..... 11,000 11,536,147
Series 2023B , GO , 5.50% , 05/01/47 ..... 10,550 11,124,357
Series 2022C , GO , 5.25% , 10/01/47 ..... 3,000 3,115,301
Series 2024B , GO , 5.25% , 05/01/48 ..... 5,650 5,887,407
Series 2024B , GO , 5.25% , 05/01/49 ..... 5,475 5,685,970
State of Illinois Sales Tax
Series 2013 , RB , 5.00% , 06/15/26 ...... 1,500 1,502,639
Series 2025A , RB , 5.00% , 06/15/27 ..... 10,000 10,337,632
Series 2024A , RB , 5.00% , 06/15/29 ..... 23,900 25,893,038
Series 2024A , RB , 5.00% , 06/15/30 ..... 2,305 2,545,557
Series 2025A , RB , 5.00% , 06/15/34 ..... 10,000 11,579,664
Series 2024B , RB , 5.00% , 06/15/35 ..... 6,000 6,896,059
Series 2025A , RB , 5.00% , 06/15/35 ..... 15,000 17,475,581
Series 2025B , RB , 5.00% , 06/15/38 ..... 7,000 7,927,348
Series 2024B , RB , 5.00% , 06/15/39 ..... 2,790 3,100,924
Series 2025B , RB , 5.00% , 06/15/40 ..... 7,000 7,791,095
Series 2024C , RB , 5.00% , 06/15/41 ..... 9,080 9,933,572
Series 2025C , RB , 5.00% , 06/15/41 ..... 15,000 16,553,349
Series 2025C , RB , 5.00% , 06/15/44 ..... 5,000 5,369,122
2,013,442,046
Indiana — 0.5%
City of Indianapolis Department of Public Utilities
Water System
Series 2016B , RB , 5.00% , 10/01/27 ..... 6,265 6,363,482
Series 2018A , RB , 5.00% , 10/01/33 ..... 4,185 4,434,469
Series 2018A , RB , 5.00% , 10/01/35 ..... 1,000 1,054,322
Series 2016B , RB , 5.00% , 10/01/37 ..... 14,010 14,091,733
Indiana Finance Authority
Series E , RB , 5.00% , 02/01/27 ......... 3,375 3,414,898
Series 2016C , RB , 5.00% , 06/01/27 ..... 7,435 7,585,094
Series E , RB , 5.00% , 02/01/29 ......... 3,070 3,105,679
Series 2017C , RB , 5.00% , 02/01/29 ..... 1,800 1,895,722
Series 2016C , RB , 5.00% , 06/01/29 ..... 3,120 3,396,169
Series 2021-1 , RB , 5.00% , 10/01/29 ..... 1,000 1,094,962
Series 2022B , RB , 5.00% , 02/01/31 ..... 10,000 11,319,604
Series 2021-1 , RB , 5.00% , 10/01/34 ..... 2,605 2,936,677
Series D , RB , 5.00% , 08/01/36 ......... 4,935 4,992,800
Series 2019A , RB , 5.00% , 02/01/37 ..... 1,000 1,061,061
Series 2019A , RB , 5.00% , 02/01/38 ..... 3,310 3,504,446
Series 2021B , RB , 4.00% , 02/01/39 ..... 7,000 7,256,780
Series 2021B , RB , 4.00% , 02/01/40 ..... 3,000 3,093,414
Series 2025D , RB , 5.00% , 02/01/41 ..... 9,820 11,190,438
Series 2021-1 , RB , 3.00% , 10/01/41 ..... 5,000 4,479,487
Series 2016A , RB , 5.00% , 10/01/41 ..... 2,000 2,016,371
Series 2025D , RB , 5.00% , 02/01/42 ..... 17,920 20,203,703
Series 2012A , RB , 4.00% , 10/01/42 ..... 2,500 2,499,879
Series 2025C , RB , 5.00% , 02/01/43 ..... 1,000 1,115,222
Series 2024A , RB , 5.00% , 10/01/43 ..... 3,990 4,413,146
Series 2024B , RB , 5.00% , 02/01/44 ..... 3,005 3,293,592
Series 2025C , RB , 5.00% , 02/01/44 ..... 1,000 1,102,351
Series 2024A , RB , 5.00% , 10/01/44 ..... 3,350 3,663,861
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2016A , RB , 5.00% , 10/01/46 ..... USD 2,370 $ 2,381,252
Series 2022B , RB , 5.25% , 10/01/52 ..... 7,490 7,772,970
Indiana Municipal Power Agency
Series 2016A , RB , 5.00% , 01/01/42 ..... 18,345 18,443,006
Series 2017A , RB , 5.00% , 01/01/42 ..... 3,000 3,093,764
Series 2025A , RB , 5.00% , 01/01/43 ..... 5,000 5,503,521
Indianapolis Local Public Improvement Bond
Bank
Series 2021A , RB , 5.00% , 06/01/27 ..... 1,000 1,033,882
Series 2021A , RB , 5.00% , 06/01/30 ..... 8,000 8,888,554
Series 2019A , RB , 5.00% , 02/01/49 ..... 6,000 6,121,765
Series 2019A , RB , 5.00% , 02/01/54 ..... 9,950 10,128,269
Series 2025B-1 , RB , 5.25% , 01/01/55 .... 1,250 1,315,702
199,262,047
Iowa — 0.1%
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/28 ...... 4,200 4,369,515
Series 2017 , RB , 5.00% , 08/01/30 ...... 2,000 2,078,150
Series 2023A , RB , 5.00% , 08/01/35 ..... 5,500 6,421,350
Series 2020A , RB , 5.00% , 08/01/38 ..... 2,665 2,902,984
Series 2023A , RB , 5.00% , 08/01/40 ..... 1,690 1,905,290
Series 2023A , RB , 5.00% , 08/01/41 ..... 3,800 4,267,087
Series 2017 , RB , 5.00% , 08/01/42 ...... 7,265 7,431,470
Series 2022A , RB , 5.00% , 08/01/47 ..... 2,500 2,636,796
Series 2020A , RB , 5.00% , 08/01/49 ..... 1,525 1,581,353
Series 2022A , RB , 5.00% , 08/01/52 ..... 9,715 10,152,810
State of Iowa, Series 2016A, RB,
5.00%, 06/01/27 ................. 1,000 1,006,928
44,753,733
Kansas — 0.3%
Johnson County Public Building Commission,
Series 2018A, RB, 4.00%, 09/01/27 ..... 13,175 13,281,405
Kansas Development Finance Authority
Series 2024SRF , RB , 5.00% , 05/01/40 ... 10,000 11,401,640
Series 2026SRF , RB , 5.00% , 05/01/40 ... 5,440 6,362,343
Series 2026SRF , RB , 5.00% , 05/01/41 ... 5,000 5,803,386
Series 2026SRF , RB , 5.00% , 05/01/45 ... 5,000 5,539,956
Series 2026SRF , RB , 5.00% , 05/01/46 ... 5,000 5,480,184
State of Kansas Department of Transportation
Series 2024A , RB , 5.00% , 09/01/26 ..... 10,000 10,143,775
Series 2024A , RB , 5.00% , 09/01/27 ..... 13,315 13,890,364
Series 2024A , RB , 5.00% , 09/01/32 ..... 4,080 4,749,298
Series 2024A , RB , 5.00% , 09/01/34 ..... 15,000 17,960,415
Series 2017A , RB , 5.00% , 09/01/35 ..... 3,380 3,498,597
Series 2024A , RB , 5.00% , 09/01/35 ..... 4,000 4,737,562
Wyandotte County-Kansas City Unified
Government Utility System, Series 2014A, RB,
4.25%, 09/01/39 ................. 9,285 9,286,500
112,135,425
Kentucky — 0.6%
Fayette County School District, Series 2025, GO,
5.00%, 02/01/35 (ST INTERCEPT) ..... 15,890 18,399,171
Kentucky Municipal Energy Agency, Series 2025,
RB, 5.00%, 01/01/50 .............. 17,315 17,884,710
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 04/01/26 ......... 1,125 1,127,527
Series A , RB , 5.00% , 09/01/26 ......... 1,325 1,343,653
Series B , RB , 5.00% , 09/01/26 ......... 1,665 1,688,440
Series 2024B , RB , 5.00% , 11/01/26 ..... 1,455 1,482,327
Series A , RB , 5.00% , 04/01/27 ......... 500 515,314
RB , 5.00% , 05/01/27 ............... 4,765 4,922,038
Series A , RB , 5.00% , 09/01/27 ......... 1,765 1,839,671

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kentucky (continued)
Series B , RB , 5.00% , 09/01/27 ......... USD 1,665 $ 1,735,440
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 2,040 2,077,330
Series A , RB , 5.00% , 04/01/28 ......... 600 634,301
Series A , RB , 5.00% , 04/01/29 ......... 4,390 4,756,616
Series B , RB , 5.00% , 09/01/29 ......... 5,585 6,113,252
Series A , RB , 5.00% , 09/01/29 ......... 640 700,534
Series A , RB , 5.00% , 10/01/30 ......... 1,500 1,679,880
Series A , RB , 5.00% , 04/01/31 ......... 3,000 3,387,012
Series A , RB , 5.00% , 10/01/31 ......... 3,265 3,720,697
Series A , RB , 5.00% , 04/01/32 ......... 3,000 3,448,694
Series A , RB , 5.00% , 09/01/33 ......... 6,250 7,332,632
Series A , RB , 5.00% , 04/01/35 ......... 5,000 5,959,606
Series A , RB , 5.00% , 10/01/37 ......... 1,000 1,161,951
Series A , RB , 5.00% , 10/01/38 ......... 2,000 2,304,096
Series A , RB , 5.00% , 09/01/41 ......... 11,220 12,832,495
Series A , RB , 5.00% , 10/01/41 ......... 1,000 1,131,647
Series A , RB , 5.00% , 09/01/42 ......... 10,500 11,847,346
Series A , RB , 5.00% , 10/01/42 ......... 2,000 2,235,245
Series A , RB , 5.00% , 04/01/43 ......... 5,000 5,555,676
Series A , RB , 5.00% , 09/01/43 ......... 20,635 23,017,521
Series A , RB , 5.00% , 10/01/43 ......... 2,000 2,211,792
Series A , RB , 5.00% , 04/01/44 ......... 5,000 5,486,608
Series A , RB , 5.00% , 09/01/44 ......... 8,800 9,689,530
Series A , RB , 5.00% , 10/01/44 ......... 2,140 2,345,108
Series A , RB , 4.13% , 04/01/45 ......... 3,125 3,060,563
Kentucky Turnpike Authority, Series 2024A, RB,
5.00%, 07/01/30 ................. 2,000 2,224,898
Louisville & Jefferson County Metropolitan
Sewer District
Series 2025A , RB , 5.00% , 05/15/30 ..... 13,495 14,978,972
Series 2025A , RB , 5.00% , 05/15/32 ..... 15,270 17,586,639
Series 2024A , RB , 5.00% , 05/15/37 ..... 24,000 27,897,907
Series 2022A , RB , 3.00% , 05/15/44 ..... 4,015 3,380,538
Series 2023C , RB , 5.00% , 05/15/53 ..... 2,490 2,603,478
Scott County School District Finance Corp.,
Series 2022, RB, 5.00%, 09/01/41 (BAM) .. 4,500 4,880,907
247,181,762
Louisiana — 0.5%
City of Lafayette Utilities
Series 2024 , RB , 5.00% , 11/01/46 ( AGC ) .. 1,575 1,680,163
Series 2024 , RB , 5.00% , 11/01/49 ...... 1,000 1,053,544
City of New Orleans, Series 2024A, GO,
5.00%, 12/01/53 ................. 37,505 38,431,824
East Baton Rouge Sewerage Commission
Series 2025A , RB , 5.00% , 02/01/36 ..... 4,000 4,735,682
Series 2019A , RB , 4.00% , 02/01/45 ..... 3,000 3,002,138
Louisiana Public Facilities Authority, Series
2023A, RB, 5.00%, 10/15/52 ......... 4,930 5,111,962
New Orleans Aviation Board, Series A, RB,
5.00%, 01/01/48 ................. 8,355 8,395,670
State of Louisiana
Series 2016B , GO , 5.00% , 08/01/27 ..... 3,265 3,302,985
Series 2016B , GO , 5.00% , 08/01/28 ..... 2,850 2,882,053
Series 2019A , GO , 5.00% , 03/01/31 ..... 10,870 11,748,278
Series 2023 , RB , 5.00% , 09/01/34 ...... 5,000 5,851,704
Series 2019A , GO , 5.00% , 03/01/35 ..... 8,000 8,542,995
Series 2023 , RB , 5.00% , 09/01/35 ...... 1,825 2,121,812
Series 2022A , GO , 4.00% , 04/01/39 ..... 7,500 7,802,415
Series 2024A , GO , 5.00% , 05/01/40 ..... 18,565 21,040,879
Series 2022A , GO , 4.00% , 04/01/42 ..... 15,065 15,261,680
Series 2024A , GO , 4.00% , 05/01/42 ..... 20,275 20,478,212
State of Louisiana Gasoline & Fuels Tax
Series 2025B , RB , 5.00% , 05/01/31 ..... 5,000 5,675,279
Series 2024A , RB , 5.00% , 05/01/33 ..... 3,225 3,757,455
Security
Par (000)
Par (000) Value
Louisiana (continued)
Series 2024A , RB , 5.00% , 05/01/35 ..... USD 2,635 $ 3,074,255
Series 2025B , RB , 5.00% , 05/01/35 ..... 3,000 3,586,422
Series 2024A , RB , 5.00% , 05/01/36 ..... 20,000 23,146,686
Series 2024A , RB , 5.00% , 05/01/38 ..... 5,000 5,700,747
Series 2024A , RB , 5.00% , 05/01/39 ..... 1,500 1,699,409
208,084,249
Maine — 0.1%
Maine Health & Higher Educational Facilities
Authority
Series 2024B , RB , 5.00% , 10/01/38 ..... 7,500 8,558,677
Series 2024B , RB , 5.25% , 10/01/54 ..... 11,500 12,098,614
Maine Municipal Bond Bank
Series 2026 , RB , 5.00% , 09/01/39 ...... 4,290 5,039,665
Series 2026 , RB , 5.00% , 09/01/40 ...... 3,850 4,480,531
Maine Turnpike Authority
Series 2020 , RB , 4.00% , 07/01/45 ...... 1,000 992,371
Series 2018 , RB , 5.00% , 07/01/47 ...... 1,000 1,021,082
Series 2020 , RB , 4.00% , 07/01/50 ...... 2,425 2,313,090
34,504,030
Maryland — 2.2%
City of Baltimore
Series 2019A , RB , 4.00% , 07/01/44 ..... 6,500 6,477,586
Series 2017A , RB , 5.00% , 07/01/46 ..... 3,000 3,019,735
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/28 ...... 6,575 6,967,725
Series 2021 , GO , 3.00% , 10/01/39 ...... 8,520 8,243,446
Series 2021 , GO , 3.00% , 10/01/40 ...... 8,520 8,025,324
Series 2018 , GO , 5.00% , 10/01/47 ...... 2,000 2,033,316
Series 2022 , GO , 4.00% , 10/01/51 ...... 15,460 15,012,569
County of Frederick, Series 2018A, GO,
3.40%, 08/01/37 ................. 7,000 7,050,355
County of Howard, Series 2017B, GO,
5.00%, 02/15/27 ................. 1,125 1,156,693
County of Montgomery
Series 2017C , GO , 5.00% , 10/01/26 ..... 5,250 5,338,377
Series 2017A , GO , 5.00% , 11/01/26 ..... 3,955 4,031,103
Series 2018A , GO , 5.00% , 11/01/26 ..... 5,780 5,891,220
Series 2019A , GO , 5.00% , 11/01/26 ..... 1,600 1,630,788
Series 2024B , GO , 5.00% , 12/01/26 ..... 20,000 20,433,396
Series 2017C , GO , 5.00% , 10/01/27 ..... 1,500 1,568,567
Series 2020B , GO , 4.00% , 11/01/28 ..... 5,545 5,816,485
Series 2019A , GO , 5.00% , 11/01/28 ..... 2,500 2,690,199
Series 2021A , GO , 5.00% , 08/01/31 ..... 8,440 9,663,485
Series 2024B , GO , 5.00% , 12/01/31 ..... 11,340 13,068,317
Series 2021A , GO , 4.00% , 08/01/32 ..... 2,445 2,638,425
Series 2024B , GO , 5.00% , 12/01/35 ..... 10,000 12,114,108
Series 2021A , GO , 2.00% , 08/01/39 ..... 1,310 1,060,672
Series 2021A , GO , 2.00% , 08/01/40 ..... 13,360 10,535,496
Series 2023A , GO , 4.00% , 08/01/41 ..... 10,000 10,279,891
Series 2023A , GO , 4.00% , 08/01/42 ..... 13,000 13,307,978
County of Prince George's
Series 2021A , GO , 5.00% , 07/01/26 ..... 3,490 3,523,267
Series 2017A , GO , 5.00% , 09/15/26 ..... 1,200 1,218,658
Series 2018A , GO , 5.00% , 07/15/27 ..... 1,530 1,590,480
Series 2021A , GO , 5.00% , 07/01/28 ..... 15,580 16,616,304
Series 2018A , GO , 5.00% , 07/15/28 ..... 4,015 4,286,439
Series 2021A , GO , 5.00% , 07/01/29 ..... 12,150 13,288,632
Series 2018A , GO , 5.00% , 07/15/29 ..... 2,000 2,135,585
Series 2020B , GO , 5.00% , 09/15/29 ..... 1,000 1,099,224
Series 2023A , GO , 5.00% , 08/01/30 ..... 10,115 11,344,801
Series 2018A , GO , 5.00% , 07/15/31 ..... 11,000 11,726,259
Series 2023A , GO , 5.00% , 08/01/31 ..... 7,455 8,531,596
Series 2022A , GO , 5.00% , 07/01/32 ..... 15,785 18,338,086

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2023A , GO , 5.00% , 08/01/32 ..... USD 8,000 $ 9,306,320
Series 2022A , GO , 5.00% , 07/01/33 ..... 9,200 10,648,042
Series 2023A , GO , 5.00% , 08/01/35 ..... 8,010 9,340,361
Maryland Stadium Authority, Series 2016, RB,
5.00%, 05/01/46 (ST INTERCEPT) ..... 38,750 38,930,691
Maryland State Transportation Authority
Series 2021A , RB , 5.00% , 07/01/26 ..... 8,535 8,616,385
Series 2024A , RB , 5.00% , 07/01/36 ..... 4,200 4,929,680
Series 2024A , RB , 5.00% , 07/01/38 ..... 1,200 1,386,703
Series 2024A , RB , 5.00% , 07/01/40 ..... 4,000 4,552,125
Series 2024A , RB , 5.00% , 07/01/42 ..... 1,880 2,108,554
Series 2024A , RB , 5.00% , 07/01/43 ..... 1,750 1,945,303
Series 2020 , RB , 4.00% , 07/01/50 ...... 9,000 8,539,110
State of Maryland
Series 2018A , GO , 5.00% , 03/15/26 ..... 6,085 6,091,370
Series 2020C-1 , GO , 3.00% , 08/01/26 ... 6,500 6,521,096
Series 2018-2B , GO , 5.00% , 08/01/26 .... 4,905 4,964,555
Series 2021A , GO , 5.00% , 03/01/27 ..... 10,040 10,335,247
Series 2018A , GO , 5.00% , 03/15/27 ..... 1,355 1,396,377
Series 2019-1 , GO , 5.00% , 03/15/27 ..... 4,295 4,426,153
Series 2020-2B , GO , 5.00% , 08/01/27 .... 9,300 9,686,245
Series 2022-2C , GO , 4.00% , 03/01/28 ... 5,000 5,181,659
Series 2021A , GO , 5.00% , 03/01/28 ..... 8,800 9,303,307
Series 2019-1 , GO , 5.00% , 03/15/28 ..... 4,775 5,053,286
Series 2020A-1 , GO , 5.00% , 03/15/28 .... 1,195 1,264,644
Series 2017A , GO , 5.00% , 08/01/28 ..... 5,000 5,204,389
Series 2021A , GO , 5.00% , 08/01/28 ..... 7,560 8,080,537
Series 2A , GO , 5.00% , 08/01/28 ....... 7,660 8,187,422
Series 2022-2C , GO , 4.00% , 03/01/29 ... 4,210 4,437,591
Series 2017 , GO , 5.00% , 03/15/29 ...... 7,880 8,114,657
Series 2019-1 , GO , 5.00% , 03/15/29 ..... 5,000 5,429,054
Series 2022-2D , GO , 4.00% , 08/01/29 ... 4,500 4,775,064
Series 2018-2 , GO , 5.00% , 08/01/29 ..... 2,905 3,103,396
Series 2A , GO , 5.00% , 08/01/29 ....... 12,000 13,151,459
Series 2017 , GO , 4.00% , 03/15/30 ...... 5,000 5,088,420
Series 2020A-1 , GO , 5.00% , 03/15/30 .... 1,185 1,318,148
Series 2022A , GO , 5.00% , 06/01/30 ..... 29,820 33,324,563
Series 2019-2A , GO , 5.00% , 08/01/30 .... 5,240 5,736,023
Series 2019-1 , GO , 5.00% , 03/15/31 ..... 3,270 3,541,371
Series 2018A , GO , 5.00% , 03/15/31 ..... 1,000 1,056,247
Series 2024A , GO , 5.00% , 06/01/31 ..... 4,595 5,243,607
Series 2019-2A , GO , 5.00% , 08/01/31 .... 5,570 6,088,021
Series 2018-2 , GO , 5.00% , 08/01/31 ..... 1,500 1,598,954
Series 2021A , GO , 5.00% , 08/01/31 ..... 3,100 3,549,384
Series 2019-1 , GO , 5.00% , 03/15/32 ..... 5,005 5,412,764
Series 2019-1 , GO , 4.00% , 03/15/33 ..... 1,200 1,254,388
Series 2023A , GO , 5.00% , 03/15/33 ..... 16,735 19,676,337
Series 2022A , GO , 5.00% , 06/01/33 ..... 3,065 3,542,632
Series 2021A , GO , 5.00% , 08/01/34 ..... 7,000 7,927,361
Series 2020A , GO , 5.00% , 08/01/34 ..... 5,000 5,541,898
Series 2022A , GO , 5.00% , 06/01/35 ..... 15,040 17,220,982
Series 2024-1A , GO , 5.00% , 06/01/35 .... 15,000 17,767,019
Series 2021A , GO , 4.00% , 08/01/35 ..... 5,000 5,325,574
Series 2020A , GO , 5.00% , 08/01/35 ..... 2,505 2,765,257
Series 2022A , GO , 5.00% , 06/01/36 ..... 8,965 10,182,351
Series 2021A , GO , 4.00% , 08/01/36 ..... 2,500 2,647,237
Series 2023A , GO , 5.00% , 03/15/38 ..... 35,000 39,801,258
Series 2024-1A , GO , 5.00% , 06/01/38 .... 17,000 19,661,707
Series 2024-1A , GO , 5.00% , 06/01/39 .... 8,310 9,549,860
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 09/01/26 ...... 10,960 11,118,671
Series 2022B , RB , 5.00% , 12/01/26 ..... 1,570 1,604,152
Series 2021B , RB , 5.00% , 12/01/26 ..... 2,000 2,043,505
Series 2017 , RB , 5.00% , 09/01/27 ...... 7,030 7,333,778
Series 2021A , RB , 5.00% , 10/01/27 ..... 3,015 3,152,386
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2019 , RB , 5.00% , 10/01/27 ...... USD 1,175 $ 1,228,542
Series 2020 , RB , 5.00% , 10/01/27 ...... 5,130 5,363,762
Series 2018 , RB , 5.00% , 10/01/27 ...... 5,030 5,113,528
Series 2017 , RB , 5.00% , 09/01/28 ...... 3,060 3,191,402
Series 2019 , RB , 5.00% , 10/01/28 ...... 7,000 7,316,970
Series 2025C , RB , 5.00% , 11/01/28 ..... 25,000 26,887,143
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,125 1,212,510
Series 2019 , RB , 3.00% , 10/01/29 ...... 13,500 13,602,234
Series 2021A , RB , 5.00% , 10/01/29 ..... 10,000 10,995,995
Series 2018 , RB , 5.00% , 10/01/29 ...... 8,605 8,748,223
Series 2017 , RB , 5.00% , 09/01/30 ...... 1,045 1,089,013
Series 2025A , RB , 5.00% , 04/01/34 ..... 13,890 16,268,844
Series 2019 , RB , 3.00% , 10/01/34 ...... 4,180 4,186,719
Series 2020 , RB , 5.00% , 10/01/34 ...... 2,090 2,323,934
Series 2021A , RB , 3.00% , 10/01/35 ..... 13,000 13,034,824
Series 2025A , RB , 5.00% , 04/01/36 ..... 16,100 18,618,409
Washington Suburban Sanitary Commission
Series A , RB , VRDN, ( TD Bank NA SBPA ),
2.00% , 03/03/26 ( GTD )
(a)
.......... 13,465 13,465,000
Series B , RB , VRDN, ( TD Bank NA SBPA ),
2.00% , 03/03/26 ( GTD )
(a)
.......... 10,900 10,900,000
Series 2024 , RB , 4.00% , 06/01/47 ( GTD ) .. 9,685 9,697,466
Series 2023 , RB , 4.00% , 06/01/49 ( GTD ) .. 3,300 3,243,946
Series 2026 , RB , 4.38% , 06/01/54 ( GTD ) .. 5,000 4,940,454
Series 2026 , RB , 4.38% , 06/01/55 ( GTD ) .. 10,000 9,889,554
948,157,696
Massachusetts — 3.9%
City of Boston
Series 2025A , GO , 5.00% , 02/01/31 ..... 4,500 5,165,559
Series 2025A , GO , 5.00% , 02/01/35 ..... 2,500 2,977,269
Series 2025A , GO , 5.00% , 02/01/37 ..... 3,755 4,404,778
Series 2025A , GO , 5.00% , 02/01/38 ..... 4,750 5,533,015
Series 2022A , GO , 5.00% , 11/01/41 ..... 5,585 6,290,248
Series 2025A , GO , 5.00% , 02/01/42 ..... 5,000 5,646,667
Series 2025A , GO , 5.00% , 02/01/43 ..... 5,000 5,590,493
Commonwealth of Massachusetts
Series 2016C , GO , 5.00% , 04/01/26 ..... 5,230 5,242,094
Series 2019C , GO , 5.00% , 05/01/26 ..... 10,000 10,047,181
Series 2017D , GO , 5.00% , 07/01/26 ..... 9,080 9,166,886
Series A , GO , 5.00% , 07/01/26 ........ 8,375 8,455,140
Series 2016A , GO , 5.00% , 07/01/26 ..... 1,070 1,080,239
Series C , GO , 5.00% , 10/01/26 ........ 9,590 9,752,051
Series 2017E , GO , 5.00% , 11/01/26 ..... 2,180 2,222,108
Series 2019E , GO , 3.00% , 12/01/26 ..... 10,000 10,050,065
Series 2016H , GO , 5.00% , 12/01/26 ..... 5,075 5,185,394
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,105 1,147,760
Series 2017D , GO , 5.00% , 07/01/27 ..... 4,065 4,222,304
Series 2021A , GO , 5.00% , 09/01/27 ..... 5,000 5,217,568
Series C , GO , 5.00% , 10/01/27 ........ 1,250 1,307,358
Series 2017E , GO , 5.00% , 11/01/27 ..... 4,890 5,126,001
Series 2019E , GO , 3.00% , 12/01/27 ..... 1,905 1,931,163
Series 2024A , GO , 5.00% , 01/01/28 ..... 2,920 3,074,828
Series 2017D , GO , 5.00% , 07/01/28 ..... 2,600 2,776,805
Series 2016A , GO , 5.00% , 07/01/28 ..... 13,325 13,456,069
Series 2018B , GO , 5.00% , 07/01/28 ..... 5,000 5,340,009
Series 2021A , GO , 5.00% , 09/01/28 ..... 2,000 2,145,580
Series 2020A , GO , 5.00% , 03/01/29 ..... 5,005 5,440,371
Series 2023A , GO , 5.00% , 05/01/29 ..... 1,000 1,091,584
Series 2025B , GO , 5.00% , 06/01/29 ..... 5,000 5,469,419
Series 2018B , GO , 5.00% , 07/01/29 ..... 3,500 3,836,647
Series 2025B , GO , 5.00% , 06/01/30 ..... 3,430 3,843,937
Series 2020D , GO , 5.00% , 07/01/30 ..... 1,505 1,689,775
Series 2004A , GO , 5.50% , 08/01/30
( AMBAC ) ..................... 15,630 17,670,090

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2020E , GO , 5.00% , 11/01/30 ..... USD 1,600 $ 1,809,641
Series 2025B , GO , 5.00% , 06/01/31 ..... 1,500 1,717,585
Series 2025A , GO , 5.00% , 07/01/31 ..... 2,000 2,294,048
Series 2020D , GO , 5.00% , 07/01/31 ..... 5,005 5,608,875
Series 2021C , GO , 5.00% , 09/01/31 ..... 5,000 5,754,742
Series 2022A , GO , 5.00% , 10/01/31 ..... 10,000 11,528,638
Series 2022D , GO , 5.00% , 11/01/31 ..... 13,370 15,439,335
Series 2025G , GO , 5.00% , 12/01/31 ..... 5,675 6,564,169
Series 2020B , GO , 4.00% , 03/01/32 ..... 16,455 17,450,123
Series 2020B , GO , 5.00% , 07/01/32 ..... 8,280 9,275,543
Series 2025A , GO , 5.00% , 07/01/32 ..... 1,000 1,167,717
Series 2020E , GO , 5.00% , 11/01/32 ..... 1,500 1,691,634
Series 2025B , GO , 5.00% , 06/01/33 ..... 5,000 5,924,297
Series 2016B , GO , 5.00% , 07/01/33 ..... 6,405 6,464,330
Series 2024B , GO , 5.00% , 11/01/33 ..... 10,000 11,923,423
Series 2020E , GO , 5.00% , 11/01/33 ..... 2,000 2,248,496
Series 2018A , GO , 5.00% , 01/01/34 ..... 2,500 2,627,399
Series 2024A , GO , 5.00% , 01/01/34 ..... 5,000 5,976,200
Series 2023B , GO , 5.00% , 05/01/34 ..... 5,000 5,897,080
Series 2021A , GO , 3.00% , 03/01/36 ..... 7,930 7,943,204
Series 2023B , GO , 5.00% , 05/01/36 ..... 1,025 1,193,203
Series 2025E , GO , 5.00% , 08/01/36 ..... 15,115 18,244,363
Series 2016J , GO , 5.00% , 12/01/36 ..... 13,710 13,965,988
Series 2020D , GO , 5.00% , 07/01/37 ..... 6,025 6,632,753
Series 2018E , GO , 5.00% , 09/01/37 ..... 4,000 4,236,258
Series 2016J , GO , 5.00% , 12/01/37 ..... 8,845 9,002,625
Series 2018A , GO , 5.00% , 01/01/38 ..... 1,000 1,042,954
Series 2022A , GO , 3.00% , 02/01/38 ..... 16,000 15,700,843
Series 2024A , GO , 5.00% , 03/01/38 ..... 2,500 2,901,603
Series 2023A , GO , 5.00% , 05/01/38 ..... 800 918,288
Series 2020D , GO , 5.00% , 07/01/38 ..... 2,000 2,192,742
Series 2018E , GO , 5.00% , 09/01/38 ..... 16,500 17,432,761
Series 2020D , GO , 3.00% , 11/01/38 ..... 6,000 5,838,234
Series 2024B , GO , 5.00% , 11/01/38 ..... 3,295 3,817,688
Series 2018A , GO , 5.00% , 01/01/39 ..... 8,710 9,068,793
Series 2025A , GO , 5.00% , 04/01/39 ..... 1,000 1,170,915
Series 2023B , GO , 5.00% , 05/01/39 ..... 1,000 1,141,337
Series 2015E , GO , 4.00% , 09/01/39 ..... 5,500 5,501,500
Series 2017F , GO , 5.00% , 11/01/39 ..... 12,150 12,590,627
Series 2025G , GO , 5.00% , 12/01/39 ..... 1,000 1,176,188
Series 2022B , GO , 4.00% , 02/01/40 ..... 5,000 5,195,961
Series 2024A , GO , 5.00% , 03/01/40 ..... 10,000 11,463,791
Series 2025A , GO , 5.00% , 04/01/40 ..... 1,000 1,162,870
Series 2018D , GO , 4.00% , 05/01/40 ..... 1,000 1,012,333
Series 2023A , GO , 5.00% , 05/01/40 ..... 1,000 1,131,321
Series 2025C , GO , 5.00% , 06/01/40 ..... 9,600 11,172,348
Series 2020D , GO , 5.00% , 07/01/40 ..... 1,500 1,632,298
Series 2025G , GO , 5.00% , 12/01/40 ..... 650 758,030
Series 2024A , GO , 5.00% , 01/01/41 ..... 2,000 2,262,967
Series 2022B , GO , 3.00% , 02/01/41 ..... 1,050 968,626
Series 2017D , GO , 4.00% , 02/01/41 ..... 3,000 3,006,714
Series 2025A , GO , 5.00% , 04/01/41 ..... 2,000 2,299,440
Series 2023C , GO , 5.00% , 08/01/41 ..... 5,000 5,626,343
Series 2024D , GO , 5.00% , 08/01/41 ..... 10,000 11,400,884
Series 2024B , GO , 5.00% , 11/01/41 ..... 3,000 3,409,233
Series 2018A , GO , 5.00% , 01/01/42 ..... 3,795 3,926,852
Series 2024A , GO , 5.00% , 03/01/42 ..... 18,570 20,867,328
Series 2024B , GO , 5.00% , 05/01/42 ..... 3,000 3,377,774
Series 2016G , GO , 4.00% , 09/01/42 ..... 5,000 4,992,732
Series 2017F , GO , 5.00% , 11/01/42 ..... 2,500 2,579,140
Series 2022E , GO , 5.00% , 11/01/42 ..... 4,985 5,509,332
Series 2024H , GO , 5.00% , 12/01/42 ..... 2,575 2,919,328
Series 2018A , GO , 5.00% , 01/01/43 ..... 2,000 2,064,085
Series 2025E , GO , 5.00% , 08/01/43 ..... 5,000 5,647,589
Series 2023B , GO , 5.00% , 05/01/44 ..... 3,000 3,272,607
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2022E , GO , 5.00% , 11/01/44 ..... USD 5,000 $ 5,426,203
Series 2025G , GO , 5.00% , 12/01/44 ..... 2,000 2,235,083
Series 2024B , GO , 5.00% , 05/01/45 ..... 5,000 5,447,155
Series 2017F , GO , 5.00% , 11/01/45 ..... 10,825 11,086,666
Series 2020E , GO , 5.00% , 11/01/45 ..... 7,330 7,754,022
Series 2022E , GO , 5.00% , 11/01/45 ..... 3,500 3,766,578
Series 2025G , GO , 5.00% , 12/01/45 ..... 1,000 1,103,873
Series 2016E , GO , 4.00% , 04/01/46 ..... 8,415 8,206,143
Series 2024B , GO , 5.00% , 05/01/46 ..... 10,000 10,781,337
Series 2023C , GO , 5.00% , 10/01/46 ..... 14,850 15,949,239
Series 2020C , GO , 3.00% , 03/01/47 ..... 3,500 2,772,252
Series 2021B , GO , 3.00% , 04/01/47 ..... 2,000 1,583,320
Series B , GO , 5.00% , 04/01/47 ........ 5,000 5,066,603
Series A , GO , 5.00% , 04/01/47 ........ 6,015 6,095,123
Series 2025A , GO , 5.00% , 04/01/47 ..... 2,500 2,691,111
Series 2025G , GO , 5.00% , 12/01/47 ..... 2,500 2,702,559
Series 2018A , GO , 5.00% , 01/01/48 ..... 3,090 3,153,263
Series 2023A , GO , 5.00% , 05/01/48 ..... 36,195 38,201,589
Series 2021D , GO , 5.00% , 09/01/48 ..... 2,500 2,609,957
Series 2019A , GO , 5.00% , 01/01/49 ..... 2,500 2,572,158
Series 2024A , GO , 5.00% , 01/01/49 ..... 26,295 27,773,273
Series 2024B , GO , 5.00% , 05/01/49 ..... 9,800 10,370,719
Series 2023C , GO , 5.00% , 10/01/49 ..... 8,025 8,464,052
Series 2020C , GO , 2.75% , 03/01/50 ..... 3,500 2,536,201
Series 2025A , GO , 5.00% , 04/01/50 ..... 2,500 2,650,072
Series 2025F , GO , 5.00% , 08/01/50 ..... 9,000 9,556,468
Series 2020E , GO , 5.00% , 11/01/50 ..... 9,765 10,093,196
Series 2024E , GO , 5.00% , 08/01/51 ..... 3,565 3,754,365
Series 2021D , GO , 5.00% , 09/01/51 ..... 30,000 31,104,306
Series 2022C , GO , 5.00% , 10/01/52 ..... 25,280 26,297,545
Series 2022E , GO , 5.00% , 11/01/52 ..... 45,020 46,850,959
Series 2023A , GO , 5.00% , 05/01/53 ..... 18,000 18,765,369
Series 2024E , GO , 5.00% , 08/01/53 ..... 2,325 2,439,970
Series 2024B , GO , 5.00% , 05/01/54 ..... 46,705 48,880,005
Series 2024E , GO , 5.00% , 08/01/54 ..... 14,525 15,218,961
Series 2025A , GO , 5.00% , 04/01/55 ..... 9,140 9,588,705
Series 2025G , GO , 5.00% , 12/01/55 ..... 6,250 6,574,808
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note, Series
2014A, RB, 5.00%, 06/15/27 ......... 780 781,324
Commonwealth of Massachusetts Transportation
Fund
Series 2016A , RB , 5.00% , 06/01/41 ..... 9,135 9,182,484
Series 2017A , RB , 5.00% , 06/01/42 ..... 5,600 5,734,939
Series 2017A , RB , 5.00% , 06/01/43 ..... 11,730 12,113,198
Series 2015A , RB , 4.00% , 06/01/45 ..... 2,500 2,499,928
Series 2025A , RB , 5.00% , 06/01/45 ..... 2,500 2,764,788
Series 2025A , RB , 5.00% , 06/01/46 ..... 1,750 1,910,255
Series 2017A , RB , 5.00% , 06/01/47 ..... 3,850 3,908,883
Series 2023B , RB , 5.00% , 06/01/47 ..... 6,250 6,664,244
Series 2025A , RB , 5.00% , 06/01/47 ..... 4,195 4,536,971
Series 2023B , RB , 5.00% , 06/01/48 ..... 5,000 5,302,135
Series 2023B , RB , 5.00% , 06/01/49 ..... 14,050 14,833,352
Series 2023B , RB , 5.00% , 06/01/50 ..... 35,620 37,408,131
Series 2021A , RB , 5.00% , 06/01/51 ..... 5,000 5,149,250
Series 2023A , RB , 5.00% , 06/01/53 ..... 16,205 16,910,050
Series 2024B , RB , 5.00% , 06/01/54 ..... 6,635 6,950,815
Series 2025A , RB , 5.00% , 06/01/55 ..... 3,000 3,153,836
Massachusetts Bay Transportation Authority
Assessment, Series 2022A-1, RB,
5.00%, 07/01/38 ................. 4,485 5,069,987
Massachusetts Bay Transportation Authority
Sales Tax
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,250 1,406,176
Series 2025B , RB , 5.00% , 07/01/32 ..... 3,000 3,516,524

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2025B , RB , 5.00% , 07/01/35 ..... USD 5,000 $ 6,105,558
Series 2025B , RB , 5.00% , 07/01/36 ..... 3,000 3,618,801
Series 2025B , RB , 5.00% , 07/01/39 ..... 10,765 12,655,184
Series 2025B , RB , 5.00% , 07/01/40 ..... 6,500 7,584,246
Series 2025B , RB , 5.00% , 07/01/41 ..... 3,000 3,475,337
Series 2024A , RB , 5.00% , 07/01/43 ..... 2,500 2,798,985
Series 2024A , RB , 5.00% , 07/01/46 ..... 3,500 3,783,126
Series 2024A , RB , 5.00% , 07/01/48 ..... 10,000 10,651,509
Series 2025B , RB , 5.25% , 07/01/50 ..... 10,820 11,742,287
Series 2024A , RB , 5.25% , 07/01/52 ..... 35,395 37,926,723
Series 2024B , RB , 5.25% , 07/01/54 ..... 10,000 10,682,355
Massachusetts Clean Water Trust (The)
Series 2014 , RB , 5.00% , 08/01/26 ...... 2,050 2,074,010
Series 27 , RB , 5.00% , 02/01/27 ........ 4,010 4,117,236
Series 25B , RB , 5.00% , 02/01/41 ....... 600 671,761
Series 27 , RB , 5.00% , 02/01/42 ........ 3,380 3,892,305
Series 27 , RB , 5.00% , 02/01/43 ........ 5,000 5,694,227
Series 27 , RB , 5.00% , 02/01/44 ........ 5,000 5,618,004
Series 27 , RB , 5.00% , 02/01/56 ........ 10,000 10,582,297
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(c)
.................... 1,265 1,211,647
Massachusetts Development Finance Agency
Series 2008-U6C , RB , VRDN, ( TD Bank NA
LOC ), 1.80% , 03/03/26
(a)
........... 14,445 14,445,000
Series 2020A , RB , 5.00% , 10/15/26 ..... 5,195 5,291,204
Series 2016A , RB , 5.00% , 07/15/28 ..... 7,090 7,170,637
Series 2020A , RB , 5.00% , 10/15/29 ..... 5,005 5,519,999
Series 2020A , RB , 5.00% , 10/15/30 ..... 6,020 6,792,863
Series 2022B , RB , 5.00% , 11/15/32 ..... 8,500 9,995,580
Series 2024B , RB , 5.00% , 02/15/34 ..... 10,000 11,930,569
Series 2025 , RB , 5.00% , 07/01/35 ...... 5,000 6,034,799
Series 2025A , RB , VRDN, 5.00% , 11/01/35
(a)
4,000 4,833,409
Series 2025A-2 , RB , VRDN,
5.00% , 11/15/35
(a)
............... 8,000 9,695,110
Series 2016A , RB , 4.00% , 07/15/36 ..... 1,290 1,291,379
Series 2016A , RB , 5.00% , 07/15/36 ..... 1,490 1,821,711
Series 2025N , RB , 5.00% , 07/01/39 ..... 5,000 5,886,003
Series 2025B-1 , RB , 5.00% , 10/01/39 .... 12,500 14,411,420
Series 2016A , RB , 5.00% , 07/15/40 ..... 4,500 5,485,979
Series 2025N , RB , 5.00% , 07/01/42 ..... 5,000 5,723,267
Series 2025 , RB , 4.00% , 07/01/45 ...... 4,000 3,981,559
Series BB-1 , RB , 5.00% , 10/01/46 ...... 1,750 1,760,009
Series 2016A , RB , 5.00% , 01/01/47 ..... 1,500 1,488,231
Series 2025B-2 , RB , 4.00% , 10/01/48 .... 25,000 23,700,962
Series 2020P , RB , 5.00% , 07/01/50 ..... 9,500 10,776,446
Series 2025W , RB , 4.25% , 07/01/55 ..... 5,000 4,818,370
Massachusetts Health & Educational Facilities
Authority, Series 2002K, RB, 5.50%, 07/01/32 1,715 2,061,789
Massachusetts School Building Authority
Series 2025B , RB , 5.00% , 02/15/27 ..... 3,530 3,627,108
Series 2025B , RB , 5.00% , 02/15/28 ..... 10,795 11,398,795
Series 2025B , RB , 5.00% , 02/15/29 ..... 7,500 8,153,955
Series 2025B , RB , 5.00% , 02/15/31 ..... 5,000 5,702,606
Series 2016C , RB , 4.00% , 11/15/35 ..... 5,500 5,527,807
Series 2025B , RB , 5.00% , 02/15/36 ..... 1,250 1,529,980
Series 2025B , RB , 5.00% , 02/15/37 ..... 1,000 1,229,068
Series 2025B , RB , 5.00% , 02/15/38 ..... 1,000 1,234,132
Series 2018A , RB , 4.00% , 02/15/43 ..... 4,000 4,016,150
Series 2015B , RB , 4.00% , 01/15/45 ..... 2,000 1,984,198
Series 2016B , RB , 5.00% , 11/15/46 ..... 8,460 8,538,975
Series 2018A , RB , 5.25% , 02/15/48 ..... 19,360 19,942,335
Series 2025A , RB , 5.00% , 02/15/50 ..... 1,100 1,163,511
Series 2020A , RB , 5.00% , 08/15/50 ..... 2,870 2,963,638
Series 2025A , RB , 5.50% , 02/15/55 ..... 1,200 1,308,785
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/29 ..... USD 3,985 $ 4,318,364
Series 2019A , RB , 5.00% , 01/01/31 ..... 1,530 1,651,183
Series 2019A , RB , 5.00% , 01/01/34 ..... 4,500 4,818,363
Massachusetts Water Resources Authority
Series B , RB , 5.25% , 08/01/28 ......... 1,000 1,077,461
Series B , RB , 5.25% , 08/01/31 ......... 800 931,565
Series 2016C , RB , 5.00% , 08/01/32 ..... 11,485 11,626,700
Series 2016C , RB , 5.00% , 08/01/34 ..... 13,630 13,798,164
Series 2016C , RB , 5.00% , 08/01/35 ..... 15,375 15,564,694
Series B , RB , 5.25% , 08/01/36 ......... 5,000 6,265,719
Series 2018B , RB , 5.00% , 08/01/43 ..... 3,785 3,952,471
Town of Brookline, Series 2020, GO,
3.00%, 03/15/45 ................. 10,000 8,426,190
Tri-County Regional Vocational Technical School
District, Series 70B, GO, 4.00%, 06/01/50 . 17,590 16,587,534
University of Massachusetts Building Authority
Series 1 , RB , 5.00% , 11/01/39 ......... 6,750 6,761,463
Series 2015-1 , RB , 5.00% , 11/01/40 ..... 25,110 25,140,787
Series 2017-1 , RB , 4.00% , 11/01/44 ..... 2,145 2,133,685
Series 2015-1 , RB , 4.00% , 11/01/45 ..... 2,500 2,457,809
Series 2024-1 , RB , 5.00% , 11/01/54 ..... 25,185 26,407,477
1,672,295,566
Michigan — 1.1%
Ann Arbor School District, Series 2025, GO,
5.00%, 05/01/26 ................. 10,000 10,043,978
Great Lakes Water Authority Sewage Disposal
System
Series 2018B , RB , 5.00% , 07/01/28 ..... 2,000 2,128,650
Series 2025A , RB , 5.00% , 07/01/30 ..... 2,000 2,230,062
Series 2025B , RB , 5.00% , 07/01/31 ..... 2,025 2,301,246
Series 2025B , RB , 5.00% , 07/01/35 ..... 4,000 4,754,519
Series 2023A , RB , 5.00% , 07/01/37 ..... 1,000 1,148,774
Series 2023A , RB , 5.00% , 07/01/38 ..... 1,000 1,139,403
Series 2025A , RB , 5.00% , 07/01/38 ..... 1,000 1,149,965
Series 2023C , RB , 5.25% , 07/01/53 ..... 1,440 1,518,314
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/27 ......... 2,300 2,320,938
Series C , RB , 5.00% , 07/01/28 ......... 16,265 16,411,582
Series C , RB , 5.00% , 07/01/29 ......... 6,225 6,280,321
Series D , RB , 5.00% , 07/01/30 ......... 2,500 2,522,820
Series 2025A , RB , 5.00% , 07/01/31 ..... 11,000 12,506,519
Series 2025B , RB , 5.00% , 07/01/31 ..... 5,000 5,682,090
Series 2024A , RB , 5.00% , 07/01/34 ..... 5,500 6,465,292
Series 2025B , RB , 5.00% , 07/01/34 ..... 8,000 9,467,210
Series 2025A , RB , 5.00% , 07/01/35 ..... 3,315 3,928,810
Series D , RB , 5.00% , 07/01/36 ......... 9,500 9,571,665
Series A , RB , 5.00% , 07/01/46 ......... 3,000 3,009,366
Series 2022A , RB , 5.25% , 07/01/47 ..... 13,000 13,779,642
Series 2022A , RB , 5.25% , 07/01/52 ..... 5,000 5,232,099
Howell Public Schools, Series 2025II, GO,
5.00%, 05/01/43 (Q-SBLF) .......... 1,250 1,381,634
Lansing Board of Water & Light
Series 2026A , RB , VRDN, 5.00% , 07/01/31
(a)
1,000 1,111,217
Series 2019A , RB , 5.00% , 07/01/48 ..... 6,300 6,462,864
Series 2024A , RB , 5.00% , 07/01/54 ..... 25,000 25,900,120
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/27 ..... 5,020 5,101,897
Series 2016B , RB , 5.00% , 10/01/28 ..... 7,995 8,117,757
Series 2018 , RB , 4.00% , 11/01/48 ...... 2,000 1,841,005
Michigan State Building Authority
Series 2025I , RB , 5.00% , 04/15/27 ...... 2,945 3,040,392

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
Series 2023II , RB , 5.00% , 10/15/29 ..... USD 5,000 $ 5,495,566
Series 2016I , RB , 5.00% , 10/15/30 ...... 17,285 17,576,683
Series 2016I , RB , 5.00% , 10/15/31 ...... 2,805 2,852,022
Series 2016I , RB , 5.00% , 10/15/32 ...... 6,075 6,174,970
Series 2025I , RB , 5.00% , 04/15/33 ...... 5,000 5,856,426
Series 2016I , RB , 5.00% , 10/15/33 ...... 5,185 5,268,564
Series 2016I , RB , 5.00% , 04/15/41 ...... 1,000 1,011,401
Series 2020I , RB , 3.00% , 10/15/45 ...... 3,000 2,444,857
Series 2021I , RB , 4.00% , 10/15/46 ...... 5,000 4,824,758
Series 2023II , RB , 4.00% , 10/15/47 ..... 2,645 2,521,075
Series 2019I , RB , 4.00% , 10/15/49 ...... 18,210 17,238,637
Series 2021I , RB , 3.00% , 10/15/51 ...... 4,455 3,290,516
Series 2022I , RB , 4.00% , 10/15/52 ...... 8,225 7,604,853
Series 2019I , RB , 4.00% , 04/15/54 ...... 10,880 10,094,531
Series 2024II , RB , 5.25% , 10/15/54 ..... 7,500 8,019,200
Michigan State University
Series 2023A , RB , 5.00% , 02/15/32 ..... 6,750 7,788,861
Series 2019C , RB , 4.00% , 02/15/44 ..... 7,320 7,350,469
Series 2019B , RB , 5.00% , 02/15/44 ..... 6,005 6,271,121
Series 2019B , RB , 5.00% , 02/15/48 ..... 6,660 6,872,106
Series 2024A , RB , 5.00% , 08/15/49 ..... 9,975 10,563,142
Series 2024A , RB , 5.25% , 08/15/54 ..... 28,830 30,805,172
State of Michigan
Series 2016 , RB , 5.00% , 03/15/26 ...... 6,320 6,326,312
Series 2016 , RB , 5.00% , 03/15/27 ...... 1,840 1,893,692
Series 2020A , GO , 5.00% , 05/15/33 ..... 2,105 2,326,149
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/27 ..... 1,245 1,306,040
Series 2020B , RB , 5.00% , 11/15/28 ..... 2,010 2,162,729
Series 2021A , RB , 5.00% , 11/15/32 ..... 1,000 1,142,615
Series 2023 , RB , 5.00% , 11/15/34 ...... 1,500 1,765,376
Series 2023 , RB , 5.00% , 11/15/36 ...... 1,000 1,160,575
Series 2020B , RB , 4.00% , 11/15/37 ..... 2,000 2,081,945
Series 2021A , RB , 4.00% , 11/15/38 ..... 2,000 2,082,128
Series 2023 , RB , 5.00% , 11/15/38 ...... 1,320 1,507,286
Series 2021A , RB , 4.00% , 11/15/39 ..... 6,905 7,139,663
Series 2020B , RB , 4.00% , 11/15/39 ..... 2,000 2,056,700
Series 2021A , RB , 4.00% , 11/15/40 ..... 10,000 10,256,175
Series 2023 , RB , 5.00% , 11/15/41 ...... 3,000 3,358,493
Series 2023 , RB , 5.00% , 11/15/43 ...... 3,000 3,288,092
Series 2023 , RB , 5.50% , 11/15/44 ...... 3,000 3,366,653
Series 2020B , RB , 4.00% , 11/15/45 ..... 25,200 24,710,898
Series 2020B , RB , 5.00% , 11/15/45 ..... 17,000 17,846,174
Series 2023 , RB , 5.00% , 11/15/46 ...... 4,000 4,263,393
Series 2023 , RB , 5.25% , 11/15/49 ...... 1,050 1,123,238
University of Michigan
Series 2017A , RB , 5.00% , 04/01/42 ..... 2,500 2,575,403
Series 2015 , RB , 5.00% , 04/01/46 ...... 9,320 9,340,761
Series 2017A , RB , 5.00% , 04/01/47 ..... 4,695 4,836,607
Series 2020A , RB , 5.00% , 04/01/50 ..... 4,675 4,880,901
Wayne County Airport Authority
Series 2025E , RB , 5.00% , 12/01/41 ..... 1,500 1,707,419
Series 2025E , RB , 5.00% , 12/01/42 ..... 1,600 1,799,053
Series 2025E , RB , 5.00% , 12/01/43 ..... 2,100 2,333,804
Series 2025E , RB , 5.00% , 12/01/44 ..... 1,000 1,097,578
Series 2021A , RB , 5.00% , 12/01/46 ..... 3,750 3,914,244
480,125,177
Minnesota — 1.0%
County of Hennepin
Series 2023A , GO , 5.00% , 12/01/28 ..... 1,285 1,384,277
Series 2023A , GO , 5.00% , 12/01/30 ..... 3,615 4,081,324
Series 2023A , GO , 5.00% , 12/01/31 ..... 3,995 4,601,308
Series 2023A , GO , 5.00% , 12/01/32 ..... 3,910 4,576,928
Series 2023A , GO , 5.00% , 12/01/33 ..... 4,500 5,346,036
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2023A , GO , 5.00% , 12/01/34 ..... USD 2,980 $ 3,516,378
Series 2023A , GO , 5.00% , 12/01/35 ..... 5,225 6,122,023
Series 2023A , GO , 5.00% , 12/01/36 ..... 5,490 6,379,955
Metropolitan Council
Series 2021C , GO , 5.00% , 12/01/27 ..... 12,500 13,128,156
Series 2021C , GO , 5.00% , 12/01/28 ..... 2,500 2,693,145
Series 2021C , GO , 5.00% , 12/01/29 ..... 10,000 11,036,255
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2016C , RB , 5.00% , 01/01/41 ..... 1,500 1,521,314
Series 2016C , RB , 5.00% , 01/01/46 ..... 4,000 4,031,005
Series 2024A , RB , 5.00% , 01/01/52 ..... 7,500 7,763,881
Series 2024A , RB , 4.00% , 01/01/54 ..... 5,640 5,188,628
Minnesota Public Facilities Authority State
Revolving Fund
Series 2023A , RB , 5.00% , 03/01/28 ..... 16,000 16,911,877
Series 2023B , RB , 5.00% , 03/01/29 ..... 10,000 10,847,370
Series 2016A , RB , 5.00% , 03/01/34 ..... 9,150 9,165,379
Series 2023A , RB , 5.00% , 03/01/35 ..... 13,575 15,739,839
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/26 ..... 17,545 17,545,000
Series 2016D , GO , 5.00% , 08/01/26 ..... 4,385 4,437,876
Series 2017A , GO , 5.00% , 10/01/26 ..... 8,200 8,339,042
Series 2017D , GO , 5.00% , 10/01/26 ..... 3,080 3,132,225
Series 2016D , GO , 5.00% , 08/01/27 ..... 6,870 6,949,925
Series 2018A , GO , 5.00% , 08/01/27 ..... 6,360 6,622,326
Series 2023E , GO , 5.00% , 08/01/27 ..... 25,075 26,109,251
Series 2021A , GO , 5.00% , 09/01/27 ..... 5,655 5,901,924
Series 2019A , GO , 5.00% , 08/01/28 ..... 3,265 3,483,356
Series 2019A , GO , 5.00% , 08/01/29 ..... 10,000 10,934,985
Series 2021A , GO , 5.00% , 09/01/29 ..... 8,540 9,357,112
Series 2023 , COP , 5.00% , 11/01/29 ..... 6,000 6,608,689
Series 2019A , GO , 5.00% , 08/01/30 ..... 1,000 1,094,132
Series 2023D , GO , 5.00% , 08/01/30 ..... 22,560 25,231,138
Series 2023E , GO , 5.00% , 08/01/31 ..... 9,420 10,748,818
Series 2025D , GO , 5.00% , 08/01/31 ..... 10,000 11,410,635
Series 2017A , GO , 5.00% , 10/01/31 ..... 5,000 5,217,676
Series 2023D , GO , 5.00% , 08/01/32 ..... 11,010 12,785,701
Series 2023E , GO , 5.00% , 08/01/32 ..... 1,955 2,270,304
Series 2021A , GO , 4.00% , 09/01/34 ..... 13,765 14,796,746
Series 2019A , GO , 5.00% , 08/01/35 ..... 5,000 5,415,058
Series 2018A , GO , 5.00% , 08/01/36 ..... 4,430 4,680,300
Series 2021A , GO , 4.00% , 09/01/36 ..... 7,265 7,702,282
Series 2024B , GO , 4.00% , 08/01/38 ..... 13,270 14,111,731
Series 2025A , GO , 5.00% , 08/01/39 ..... 10,000 11,607,870
Series 2021A , GO , 4.00% , 09/01/39 ..... 2,000 2,081,934
Series 2025A , GO , 5.00% , 08/01/41 ..... 24,605 28,266,797
Series 2024A , GO , 5.00% , 08/01/42 ..... 7,755 8,746,773
Series 2023 , COP , 5.00% , 11/01/42 ..... 11,120 12,355,170
Series 2024A , GO , 5.00% , 08/01/43 ..... 2,405 2,683,702
424,663,556
Mississippi — 0.2%
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 3,590 3,610,429
Series 2017A , GO , 5.00% , 10/01/27 ..... 1,480 1,547,440
Series 2017A , GO , 5.00% , 10/01/28 ..... 1,650 1,724,057
Series 2017A , GO , 5.00% , 10/01/29 ..... 6,500 6,791,169
Series 2017A , GO , 5.00% , 10/01/31 ..... 1,000 1,045,998
Series 2017A , GO , 5.00% , 10/01/32 ..... 1,355 1,417,328
Series 2017A , GO , 5.00% , 10/01/34 ..... 14,060 14,706,738
Series 2016B , GO , 5.00% , 12/01/34 ..... 2,000 2,043,611
Series 2017A , GO , 4.00% , 10/01/35 ..... 5,000 5,075,344
Series 2021A , GO , 4.00% , 06/01/36 ..... 1,000 1,035,715
Series 2017A , GO , 4.00% , 10/01/36 ..... 4,145 4,199,665

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mississippi (continued)
Series 2021C , GO , 5.00% , 10/01/36 ..... USD 3,250 $ 3,440,319
Series 2021A , GO , 4.00% , 06/01/37 ..... 4,160 4,288,299
Series 2019B , GO , 4.00% , 10/01/39 ..... 1,760 1,792,581
Series 2021C , GO , 4.00% , 10/01/41 ..... 2,205 2,226,733
West Rankin Utility Authority, Series 2018, RB,
5.00%, 01/01/48 ................. 13,500 14,202,585
69,148,011
Missouri — 0.6%
City of Kansas City, Series 2025A, RB,
5.00%, 12/01/49 ................. 7,475 7,947,082
City of Kansas Sanitary Sewer System, Series
2018A, RB, 4.00%, 01/01/42 ......... 1,000 1,004,563
City of Springfield
Series 2025 , RB , 5.00% , 08/01/34 ...... 10,000 11,895,196
Series 2025 , RB , 5.00% , 08/01/35 ...... 6,765 8,093,660
Series 2025 , COP , 3.00% , 11/01/41 ..... 16,470 15,357,410
Series 2025 , COP , 3.00% , 11/01/42 ..... 16,965 15,493,763
COP , 4.00% , 11/01/47 .............. 5,000 4,764,614
City of St. Louis, Series 2024A, RB,
5.25%, 07/01/54 ................. 6,980 7,376,062
Curators of the University of Missouri (The)
Series 2024 , RB , 5.00% , 11/01/30 ...... 3,000 3,375,569
Series 2024 , RB , 5.00% , 11/01/31 ...... 4,500 5,167,187
Series 2024 , RB , 5.00% , 11/01/34 ...... 10,000 11,970,905
Metropolitan St. Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/42 ..... 2,000 2,038,295
Series 2017A , RB , 5.00% , 05/01/47 ..... 3,775 3,817,862
Missouri Highway & Transportation Commission
Series 2023A , RB , 5.00% , 05/01/26 ..... 12,505 12,564,416
Series A , RB , 5.00% , 05/01/26 ......... 14,205 14,272,494
Series 2025A , RB , 5.00% , 05/01/27 ..... 5,000 5,170,649
Series 2022A , RB , 5.00% , 05/01/28 ..... 15,000 15,923,780
Series 2022A , RB , 5.00% , 05/01/29 ..... 15,000 16,337,616
Series 2022A , RB , 5.00% , 05/01/30 ..... 15,025 16,752,605
Series 2025A , RB , 5.00% , 05/01/31 ..... 10,000 11,386,167
Missouri Joint Municipal Electric Utility
Commission
Series 2025 , RB , 5.00% , 12/01/27 ...... 6,010 6,280,512
Series 2025 , RB , 5.00% , 12/01/29 ...... 1,000 1,096,770
Series 2025 , RB , 5.00% , 12/01/30 ...... 5,000 5,596,745
Series 2025 , RB , 5.00% , 12/01/37 ...... 4,000 4,657,845
Series 2025 , RB , 5.00% , 12/01/38 ...... 9,195 10,636,469
Series 2025 , RB , 5.00% , 12/01/39 ...... 5,000 5,744,184
Series 2025 , RB , 5.25% , 01/01/56 ...... 14,390 15,209,872
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 5,000 5,202,517
245,134,809
Nebraska — 0.3%
Nebraska Public Power District
Series 2023A , RB , 5.00% , 07/01/28 ..... 3,270 3,435,928
Series 2021D , RB , 4.00% , 01/01/44 ..... 3,625 3,612,813
Omaha Public Power District
Series 2025C , RB , 5.00% , 02/01/27 ..... 2,390 2,452,770
Series 2019A , RB , 5.00% , 02/01/30 ..... 1,500 1,619,621
Series 2019A , RB , 5.00% , 02/01/31 ..... 3,650 3,931,818
Series 2023B , RB , 5.00% , 02/01/34 ..... 2,500 2,911,082
Series 2025A , RB , 5.00% , 02/01/39 ..... 2,000 2,312,505
Series 2025A , RB , 5.00% , 02/01/40 ..... 1,500 1,716,622
Series 2021A , RB , 3.00% , 02/01/41 ..... 1,000 920,148
Series 2025A , RB , 5.00% , 02/01/41 ..... 1,000 1,130,277
Series 2017A , RB , 5.00% , 02/01/42 ..... 15,575 16,007,346
Series 2021B , RB , 4.00% , 02/01/46 ..... 1,000 979,816
Series 2022A , RB , 4.25% , 02/01/47 ..... 2,500 2,505,530
Security
Par (000)
Par (000) Value
Nebraska (continued)
Series 2024C , RB , 4.00% , 02/01/49 ..... USD 10,960 $ 10,401,463
Series 2025B , RB , 5.00% , 02/01/50 ..... 5,000 5,323,160
Series 2021A , RB , 4.00% , 02/01/51 ..... 1,500 1,414,872
Series 2022A , RB , 5.25% , 02/01/52 ..... 16,635 17,519,170
Series 2023B , RB , 5.25% , 02/01/53 ..... 5,000 5,291,453
Series 2025B , RB , 5.00% , 02/01/55 ..... 8,000 8,426,729
Series 2025A , RB , 5.25% , 02/01/55 ..... 10,000 10,693,561
Omaha Public Power District Nebraska
City Station Unit 2, Series 2026A, RB,
5.00%, 02/01/49 ................. 4,500 4,780,767
Public Power Generation Agency
Series 2024A , RB , 5.00% , 01/01/31 ..... 2,725 3,056,426
Series 2024A , RB , 5.00% , 01/01/34 ..... 3,500 4,086,253
Series 2024A , RB , 5.00% , 01/01/37 ..... 3,000 3,482,516
University of Nebraska Facilities Corp. (The)
Series 2021B , RB , 5.00% , 07/15/51 ..... 3,000 3,126,499
Series 2021A , RB , 4.00% , 07/15/59 ..... 3,500 3,213,320
124,352,465
Nevada — 0.8%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/26 ..... 4,715 4,725,137
Series 2015D , GO , 5.00% , 06/15/28 ..... 1,000 1,002,139
Series 2026A , GO , 5.00% , 06/15/30
(b)
.... 5,000 5,553,721
Series 2025B , GO , 5.00% , 06/15/32 ..... 5,000 5,743,779
Series 2025B , GO , 5.00% , 06/15/34 ..... 10,000 11,771,853
Series 2025B , GO , 5.00% , 06/15/35 ..... 5,000 5,926,945
Series 2026A , GO , 5.00% , 06/15/35
(b)
.... 5,000 5,924,500
Series 2024B , GO , 5.00% , 06/15/37 ..... 15,000 17,198,991
Series 2025B , GO , 5.00% , 06/15/41 ..... 5,000 5,602,341
Series 2024A , GO , 4.00% , 06/15/44 ..... 11,900 11,670,543
Series 2026A , GO , 4.00% , 06/15/46
(b)
.... 5,000 4,777,913
County of Clark
Series 2019E , RB , 5.00% , 07/01/26 ..... 2,000 2,018,196
Series 2016B , GO , 5.00% , 11/01/27 ..... 2,000 2,035,998
Series 2016B , GO , 5.00% , 11/01/28 ..... 5,000 5,097,373
Series 2017 , GO , 4.00% , 06/01/31 ...... 17,000 17,329,140
Series 2019E , RB , 5.00% , 07/01/33 ..... 2,055 2,226,322
Series 2017 , GO , 4.00% , 06/01/38 ...... 12,705 12,827,584
Series 2018 , GO , 4.00% , 07/01/44 ...... 7,135 7,149,423
County of Clark Department of Aviation
Series 2019A , RB , 5.00% , 07/01/26 ..... 11,080 11,180,804
Series 2019D , RB , 5.00% , 07/01/26 ..... 2,010 2,028,287
Series 2024A , RB , 5.00% , 07/01/27 ..... 10,000 10,368,065
Series 2024A , RB , 5.00% , 07/01/28 ..... 20,000 21,293,552
Series 2019D , RB , 5.00% , 07/01/31 ..... 10,000 10,879,744
Series 2019D , RB , 5.00% , 07/01/32 ..... 2,500 2,714,944
Series A-2 , RB , 5.00% , 07/01/40 ....... 5,190 5,312,421
Las Vegas Valley Water District
Series 2022C , GO , 4.00% , 06/01/34 ..... 5,085 5,488,759
Series 2016A , GO , 5.00% , 06/01/34 ..... 3,500 3,523,637
Series 2016A , GO , 5.00% , 06/01/35 ..... 2,000 2,013,507
Series 2016A , GO , 5.00% , 06/01/41 ..... 9,730 9,795,710
Series 2016A , GO , 5.00% , 06/01/46 ..... 2,000 2,013,507
Series 2023A , GO , 5.00% , 06/01/49 ..... 5,000 5,264,284
Series 2022A , GO , 4.00% , 06/01/51 ..... 10,000 9,402,306
State of Nevada
Series 2020A , GO , 5.00% , 05/01/29 ..... 3,055 3,324,586
Series 2026A , GO , 5.00% , 05/01/39 ..... 10,170 11,807,888
Series 2023A , GO , 5.00% , 05/01/41 ..... 10,000 11,165,788
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/27 ...... 3,025 3,046,201
Series 2016 , RB , 5.00% , 12/01/28 ...... 6,800 6,849,290
Washoe County School District
Series 2017C , GO , 4.00% , 10/01/47 ..... 52,635 50,701,622

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2025A , GO , 4.00% , 10/01/54 ..... USD 27,000 $ 24,791,106
341,547,906
New Hampshire — 0.1%
City of Manchester Sewer, Series 2024, RB,
5.25%, 06/01/54 ................. 6,590 7,065,554
New Hampshire Health & Education Facilities
Authority
Series 2025A , RB , 5.00% , 06/01/32 ..... 5,000 5,785,139
Series 2025A , RB , 5.00% , 06/01/35 ..... 20,000 24,032,512
36,883,205
New Jersey — 4.1%
Garden State Preservation Trust, Series 2005A,
RB, 5.75%, 11/01/28 .............. 20,290 21,486,355
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/26 ... 7,060 7,060,000
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 1,000 1,016,238
Series B , RB , 5.00% , 11/01/26 ......... 9,500 9,674,616
Series A , RB , 4.00% , 11/01/27 ......... 1,255 1,292,227
Series 2023RRR , RB , 5.00% , 03/01/28 ... 29,050 30,670,499
Series BBB , RB , 5.50% , 06/15/30 ....... 8,845 9,083,540
Series 2019MMM , RB , 5.00% , 06/15/33 .. 6,460 7,048,871
Series 2019MMM , RB , 5.00% , 06/15/34 .. 2,500 2,718,858
Series 2020A , RB , 5.00% , 11/01/34 ..... 1,000 1,083,821
Series 2019MMM , RB , 4.00% , 06/15/35 .. 2,000 2,066,197
Series 2024SSS , RB , 5.00% , 06/15/35 ... 4,230 4,966,263
Series AAA , RB , 5.00% , 06/15/36 ....... 1,000 1,023,092
Series 2022A , RB , 5.00% , 11/01/36 ..... 10,000 11,299,358
Series 2020A , RB , 4.00% , 11/01/37 ..... 2,000 2,042,843
Series 2020A , RB , 5.00% , 11/01/40 ..... 1,000 1,058,422
Series AAA , RB , 5.00% , 06/15/41 ....... 1,515 1,549,984
Series 2018A , RB , 5.00% , 06/15/42 ..... 4,665 4,786,046
Series 2022A , RB , 5.25% , 11/01/42 ..... 2,700 2,980,155
Series 2017B , RB , 5.00% , 06/15/43 ..... 1,000 1,042,279
Series 2018EEE , RB , 5.00% , 06/15/43 ... 4,590 4,849,560
Series 2019LLL , RB , 4.00% , 06/15/44 .... 2,000 1,979,490
Series 2020A , RB , 4.00% , 11/01/44 ..... 750 741,548
Series 2020A , RB , 5.00% , 11/01/44 ..... 5,000 5,200,287
Series 2021QQQ , RB , 4.00% , 06/15/46 ... 12,175 11,712,586
Series 2018C , RB , 5.00% , 06/15/47 ..... 6,110 6,196,278
Series 2022A , RB , 5.25% , 11/01/47 ..... 2,500 2,658,677
Series 2018EEE , RB , 4.63% , 06/15/48 ... 10,000 10,044,446
Series 2018EEE , RB , 5.00% , 06/15/48 ... 6,000 6,162,531
Series 2019LLL , RB , 5.00% , 06/15/49 .... 5,000 5,116,419
Series 2021QQQ , RB , 4.00% , 06/15/50 ... 2,250 2,080,072
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/27 ..... 7,025 7,229,398
Series 2022A , RB , 5.00% , 03/01/27 ..... 11,330 11,659,655
Series 2017B , RB , 5.00% , 07/01/29 ..... 5,000 5,190,075
Series 2017I , RB , 5.00% , 07/01/31 ...... 3,235 3,354,392
Series A-1 , RB , VRDN, 5.00% , 07/01/31
(a)
. 45,000 50,584,806
Series 2022A , RB , 5.00% , 03/01/32 ..... 5,000 5,817,007
Series 2017B , RB , 5.00% , 07/01/33 ..... 9,400 9,728,851
Series A-2 , RB , VRDN, 5.00% , 07/01/35
(a)
. 7,500 8,954,705
Series 2024A-1 , RB , 5.00% , 03/01/36 .... 29,000 34,255,632
Series 2024A-2 , RB , 5.00% , 03/01/41 .... 4,455 5,097,917
Series 2024A-2 , RB , 5.00% , 03/01/43 .... 45,265 50,750,928
Series 2024B , RB , 5.25% , 03/01/54 ..... 32,730 35,672,031
New Jersey Transportation Trust Fund Authority
Series 2023AA , RB , 5.00% , 06/15/26 .... 3,335 3,361,230
Series 2022AA , RB , 5.00% , 06/15/26 .... 8,650 8,718,033
Series 2019A , RB , 5.00% , 12/15/26 ..... 2,885 2,947,850
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 3,425 3,450,200
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2023AA , RB , 5.00% , 06/15/27 .... USD 2,965 $ 3,070,556
Series 2006C , RB , 0.00% , 12/15/27
( NPFGC )
(c)
.................... 4,160 3,984,483
Series 2019A , RB , 5.00% , 12/15/27 ..... 1,380 1,447,936
Series 2018A , RB , 5.00% , 12/15/27 ..... 10,230 10,733,613
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 13,900 14,006,539
Series 2018A , RB , 5.00% , 06/15/28 ..... 1,000 1,007,665
Series 2006C , RB , 0.00% , 12/15/28
( AMBAC )
(c)
.................... 4,615 4,309,408
Series 2010A , RB , 0.00% , 12/15/28
(c)
.... 3,655 3,412,976
Series 2019A , RB , 5.00% , 12/15/28 ..... 1,000 1,075,686
Series 2018A , RB , 5.00% , 12/15/28 ..... 6,050 6,509,602
Series 2023AA , RB , 5.00% , 06/15/29 .... 6,510 7,086,959
Series 2018A , RB , 5.00% , 06/15/29 ..... 6,700 6,750,102
Series 2014BB-1 , RB , 5.00% , 06/15/29 ... 7,000 7,527,863
Series 2016A-1 , RB , 5.00% , 06/15/29 .... 1,870 1,883,984
Series 2010A , RB , 0.00% , 12/15/29
(c)
.... 3,290 2,993,184
Series 2022AA , RB , 5.00% , 06/15/30 .... 7,000 7,788,939
Series 2014BB-1 , RB , 5.00% , 06/15/30 ... 5,000 5,372,310
Series 2016A-1 , RB , 5.00% , 06/15/30 .... 1,000 1,007,236
Series 2018A , RB , 5.00% , 06/15/30 ..... 6,500 6,547,032
Series 2010A , RB , 0.00% , 12/15/30
(c)
.... 3,000 2,651,864
Series 2006C , RB , 0.00% , 12/15/30
( NPFGC )
(c)
.................... 7,330 6,479,388
Series 2018A , RB , 5.00% , 12/15/30 ..... 2,500 2,682,982
Series 2018A , RB , 5.00% , 06/15/31 ..... 6,955 7,004,177
Series 2010A , RB , 0.00% , 12/15/31
(c)
.... 8,225 7,058,153
Series 2006C , RB , 0.00% , 12/15/31
( NPFGC )
(c)
.................... 21,320 18,295,419
Series 2018A , RB , 4.00% , 12/15/31 ..... 9,660 10,041,922
Series 2014BB-1 , RB , 5.00% , 06/15/32 ... 2,880 3,084,163
Series 2024A , RB , 5.00% , 06/15/32 ..... 13,500 15,583,159
Series 2022AA , RB , 5.00% , 06/15/32 .... 6,960 8,025,192
Series 2022BB , RB , 5.00% , 06/15/32 .... 2,500 2,854,199
Series 2021A , RB , 5.00% , 06/15/32 ..... 4,250 4,803,265
Series 2006C , RB , 0.00% , 12/15/32
(c)
.... 50,000 41,772,555
Series 2009A , RB , 0.00% , 12/15/32
(c)
.... 3,540 2,937,762
Series 2018A , RB , 5.00% , 12/15/32 ..... 8,275 8,854,746
Series 2019A , RB , 5.00% , 12/15/32 ..... 7,340 8,036,355
Series 2024A , RB , 5.00% , 06/15/33 ..... 15,000 17,545,763
Series 2019BB , RB , 5.00% , 06/15/33 .... 4,000 4,273,772
Series 2022CC , RB , 5.00% , 06/15/33 .... 2,000 2,315,297
Series 2022AA , RB , 5.00% , 06/15/33 .... 11,430 13,109,100
Series 2021A , RB , 5.00% , 06/15/33 ..... 2,600 2,925,033
Series 2006C , RB , 0.00% , 12/15/33
(c)
.... 26,540 21,423,547
Series 2010A , RB , 0.00% , 12/15/33
(c)
.... 930 744,970
Series 2018A , RB , 5.00% , 12/15/33 ..... 12,045 12,863,905
Series 2021A , RB , 4.00% , 06/15/34 ..... 9,025 9,563,348
Series 2022AA , RB , 5.00% , 06/15/34 .... 10,175 11,608,880
Series 2014BB-2 , RB , 5.00% , 06/15/34 ... 7,320 8,198,229
Series 2024A , RB , 5.00% , 06/15/34 ..... 7,400 8,753,366
Series 2022CC , RB , 5.00% , 06/15/34 .... 1,875 2,158,494
Series 2023BB , RB , 5.00% , 06/15/34 .... 4,000 4,679,278
Series 2024CC , RB , 5.00% , 06/15/34 .... 4,000 4,724,995
Series 2009A , RB , 0.00% , 12/15/34
(c)
.... 3,355 2,592,536
Series 2010A , RB , 0.00% , 12/15/34
(c)
.... 15,000 11,561,006
Series 2018A , RB , 5.00% , 12/15/34 ..... 4,585 4,883,950
Series 2021A , RB , 4.00% , 06/15/35 ..... 5,000 5,268,500
Series 2020AA , RB , 4.00% , 06/15/35 .... 2,655 2,784,988
Series 2024A , RB , 5.00% , 06/15/35 ..... 15,000 17,725,185
Series 2022AA , RB , 5.00% , 06/15/35 .... 3,000 3,402,604
Series 2019BB , RB , 5.00% , 06/15/35 .... 8,960 9,527,448
Series 2008A , RB , 0.00% , 12/15/35
(c)
.... 11,710 8,668,152
Series 2006C , RB , 0.00% , 12/15/35
( AMBAC )
(c)
.................... 3,990 2,953,538

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2020AA , RB , 4.00% , 06/15/36 .... USD 1,750 $ 1,824,758
Series 2021A , RB , 4.00% , 06/15/36 ..... 1,165 1,219,569
Series 2019BB , RB , 4.00% , 06/15/36 .... 6,200 6,360,380
Series 2020AA , RB , 5.00% , 06/15/36 .... 1,000 1,098,167
Series 2023A , RB , 5.00% , 06/15/36 ..... 3,500 4,003,309
Series 2010A , RB , 0.00% , 12/15/36
(c)
.... 25,555 18,047,825
Series 2008A , RB , 0.00% , 12/15/36
(c)
.... 3,750 2,648,380
Series 2019BB , RB , 4.00% , 06/15/37 .... 2,000 2,040,294
Series 2025AA , RB , 5.00% , 06/15/37 .... 2,500 2,937,216
Series 2022AA , RB , 5.00% , 06/15/37 .... 3,000 3,354,683
Series 2023A , RB , 5.00% , 06/15/37 ..... 5,000 5,672,140
Series 2023AA , RB , 5.00% , 06/15/37 .... 4,000 4,537,712
Series 2008A , RB , 0.00% , 12/15/37
(c)
.... 19,610 13,189,215
Series 2018A , RB , 4.00% , 12/15/37 ( BAM ) 13,770 14,065,437
Series 2019BB , RB , 4.00% , 06/15/38 .... 15,340 15,588,502
Series 2020AA , RB , 4.00% , 06/15/38 .... 3,000 3,083,543
Series 2025AA , RB , 5.00% , 06/15/38 .... 3,500 4,074,795
Series 2023A , RB , 5.00% , 06/15/38 ..... 4,110 4,628,671
Series 2023AA , RB , 5.00% , 06/15/38 .... 3,700 4,166,930
Series 2024A , RB , 5.00% , 06/15/38 ..... 15,000 17,258,493
Series 2020AA , RB , 5.00% , 06/15/38 .... 2,000 2,172,896
Series 2009A , RB , 0.00% , 12/15/38
(c)
.... 3,620 2,311,014
Series 2008A , RB , 0.00% , 12/15/38
(c)
.... 3,875 2,473,807
Series 2018A , RB , 4.25% , 12/15/38 ..... 1,000 1,020,037
Series 2020AA , RB , 4.00% , 06/15/39 .... 7,750 7,931,887
Series 2023BB , RB , 5.00% , 06/15/39 .... 4,000 4,506,452
Series 2023AA , RB , 5.00% , 06/15/39 .... 6,000 6,716,239
Series 2025AA , RB , 5.00% , 06/15/39 .... 2,000 2,309,615
Series 2009A , RB , 0.00% , 12/15/39
(c)
.... 33,700 20,434,308
Series 2019A , RB , 4.00% , 12/15/39 ..... 500 508,079
Series 2019A , RB , 5.00% , 12/15/39 ..... 1,000 1,067,006
Series 2020AA , RB , 4.00% , 06/15/40 .... 500 509,165
Series 2023A , RB , 4.25% , 06/15/40 ..... 10,000 10,439,677
Series 2025AA , RB , 5.00% , 06/15/40 .... 2,000 2,288,330
Series 2010A , RB , 0.00% , 12/15/40
(c)
.... 5,500 3,174,810
Series 2022BB , RB , 4.00% , 06/15/41 .... 5,500 5,596,938
Series 2022A , RB , 4.00% , 06/15/41 ..... 5,000 5,094,925
Series 2023BB , RB , 5.00% , 06/15/41 .... 14,700 16,340,570
Series 2025AA , RB , 5.00% , 06/15/41 .... 2,000 2,274,093
Series 2023BB , RB , 5.00% , 06/15/42 .... 5,000 5,512,102
Series 2025AA , RB , 5.00% , 06/15/42 .... 3,000 3,374,744
Series 2024AA , RB , 5.00% , 06/15/42 .... 26,470 29,479,485
Series 2022CC , RB , 5.00% , 06/15/42 .... 9,195 10,035,254
Series 2023A , RB , 5.25% , 06/15/42 ..... 3,000 3,337,792
Series 2023BB , RB , 5.00% , 06/15/43 .... 4,500 4,913,114
Series 2025AA , RB , 5.00% , 06/15/43 .... 16,355 18,183,396
Series 2019BB , RB , 4.00% , 06/15/44 .... 2,000 1,987,139
Series 2023AA , RB , 4.25% , 06/15/44 .... 4,295 4,364,856
Series 2022CC , RB , 5.00% , 06/15/44 .... 10,500 11,253,550
Series 2020AA , RB , 4.00% , 06/15/45 .... 10,000 9,880,984
Series 2020AA , RB , 5.00% , 06/15/45 .... 9,315 9,741,561
Series 2025AA , RB , 5.00% , 06/15/45 .... 10,000 10,854,086
Series 2019AA , RB , 5.00% , 06/15/46 .... 12,000 12,535,787
Series 2020AA , RB , 3.00% , 06/15/50 .... 9,000 6,868,400
Series 2019BB , RB , 4.00% , 06/15/50 .... 7,640 7,105,665
Series 2020AA , RB , 4.00% , 06/15/50 .... 18,810 17,494,446
Series 2020AA , RB , 5.00% , 06/15/50 .... 2,100 2,248,373
Series 2019BB , RB , 5.00% , 06/15/50 .... 7,185 7,761,538
Series 2024CC , RB , 5.25% , 06/15/50 .... 7,500 7,979,677
Series 2023BB , RB , 5.25% , 06/15/50 .... 2,500 2,651,360
Series 2025AA , RB , 5.25% , 06/15/50 .... 3,000 3,199,613
Series 2022CC , RB , 5.50% , 06/15/50 .... 3,250 3,924,456
Series 2025AA , RB , 5.00% , 06/15/55 .... 16,000 16,601,390
Series 2024CC , RB , 5.25% , 06/15/55 .... 10,000 10,586,741
Security
Par (000)
Par (000) Value
New Jersey (continued)
New Jersey Turnpike Authority
Series 2025B , RB , 5.00% , 01/01/27 ..... USD 5,000 $ 5,118,897
Series 2017B , RB , 5.00% , 01/01/28 ..... 1,750 1,841,173
Series 2025B , RB , 5.00% , 01/01/28 ..... 6,190 6,512,492
Series 2017A , RB , 5.00% , 01/01/29 ..... 2,000 2,047,605
Series 2017B , RB , 5.00% , 01/01/29 ..... 1,290 1,356,561
Series 2025B , RB , 5.00% , 01/01/29 ..... 15,000 16,197,500
Series 2017A , RB , 5.00% , 01/01/31 ..... 3,700 3,783,345
Series 2017B , RB , 5.00% , 01/01/31 ..... 4,500 4,721,908
Series 2025B , RB , 5.00% , 01/01/31 ..... 5,000 5,637,623
Series 2017E , RB , 5.00% , 01/01/31 ..... 3,400 3,567,664
Series 2017B , RB , 5.00% , 01/01/32 ..... 13,690 14,347,455
Series 2017E , RB , 5.00% , 01/01/32 ..... 10,255 10,747,491
Series 2017A , RB , 5.00% , 01/01/33 ..... 2,000 2,042,476
Series 2025B , RB , 5.00% , 01/01/33 ..... 5,000 5,829,278
Series 2017G , RB , 5.00% , 01/01/35 ..... 3,565 3,719,865
Series 2017G , RB , 5.00% , 01/01/36 ..... 2,380 2,476,438
Series 2025B , RB , 5.00% , 01/01/39 ..... 1,000 1,164,384
Series 2017B , RB , 5.00% , 01/01/40 ..... 4,500 4,656,201
Series 2021A , RB , 4.00% , 01/01/42 ..... 19,530 19,971,603
Series 2017G , RB , 4.00% , 01/01/43 ..... 22,100 22,174,364
Series 2024C , RB , 5.00% , 01/01/43 ..... 21,460 23,661,189
Series 2024C , RB , 5.00% , 01/01/44 ..... 24,500 26,767,774
Series 2024C , RB , 5.00% , 01/01/45 ..... 13,675 14,805,566
Series 2025A , RB , 5.00% , 01/01/45 ..... 2,000 2,191,882
Series 2022B , RB , 5.00% , 01/01/46 ..... 14,470 15,418,532
Series 2019A , RB , 4.00% , 01/01/48 ..... 25,300 24,605,535
Series 2022B , RB , 4.50% , 01/01/48 ..... 8,500 8,642,348
Series 2022B , RB , 5.25% , 01/01/52 ..... 6,720 7,134,172
State of New Jersey
Series 2020A , GO , 5.00% , 06/01/26 ..... 14,785 14,894,230
Series 2020A , GO , 5.00% , 06/01/27 ..... 19,340 20,066,285
Series 2020A , GO , 5.00% , 06/01/28 ..... 53,890 57,393,987
Series 2020A , GO , 5.00% , 06/01/29 ..... 20,380 22,242,263
Series 2020A , GO , 4.00% , 06/01/30 ..... 25,185 27,070,279
Series 2020A , GO , 4.00% , 06/01/31 ..... 32,000 34,848,922
Series 2020A , GO , 3.00% , 06/01/32 ..... 5,050 5,203,769
Series 2020A , GO , 4.00% , 06/01/32 ..... 13,940 15,336,357
GO , 2.00% , 06/01/33 ............... 13,205 12,258,413
1,787,702,728
New Mexico — 0.2%
New Mexico Finance Authority
Series 2025C , RB , 5.00% , 12/15/26 ..... 1,500 1,534,696
Series 2018A , RB , 5.00% , 06/15/28 ..... 5,005 5,330,399
Series 2021A , RB , 5.00% , 06/15/28 ..... 1,510 1,608,172
Series 2021A , RB , 5.00% , 06/15/30 ..... 1,500 1,676,327
Series 2025C , RB , 5.00% , 12/15/31 ..... 3,000 3,456,093
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/26 ...... 1,500 1,500,000
Series 2021 , GO , 5.00% , 03/01/27 ...... 2,785 2,866,060
Series 2023 , GO , 5.00% , 03/01/27 ...... 20,090 20,674,738
Series 2021 , GO , 5.00% , 03/01/29 ...... 5,000 5,419,132
State of New Mexico Severance Tax Permanent
Fund
Series 2021A , RB , 5.00% , 07/01/26 ..... 2,500 2,523,922
Series 2025A , RB , 5.00% , 07/01/29 ..... 7,845 8,550,823
Series 2022B , RB , 5.00% , 07/01/30 ..... 13,445 14,986,877
Series 2025A , RB , 5.00% , 07/01/30 ..... 9,860 10,990,748
Series 2022A , RB , 5.00% , 07/01/31 ..... 13,540 15,395,847
96,513,834

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York — 20.9%
Battery Park City Authority
Series 2019D-1 , RB , VRDN, ( TD Bank NA
SBPA ), 1.93% , 03/03/26
(a)
.......... USD 4,530 $ 4,530,000
Series 2023B , RB , 5.00% , 11/01/29 ..... 4,420 4,903,871
Series 2023B , RB , 5.00% , 11/01/38 ..... 2,480 2,876,075
Series 2019B , RB , 5.00% , 11/01/39 ..... 840 900,507
Series 2019B , RB , 5.00% , 11/01/40 ..... 3,700 3,945,791
Series 2025 , RB , 5.00% , 11/01/42 ...... 2,600 3,009,432
Series 2023A , RB , 5.00% , 11/01/43 ..... 4,000 4,465,883
Series 2019A , RB , 4.00% , 11/01/44 ..... 5,915 5,950,738
Series 2025 , RB , 5.00% , 11/01/44 ...... 1,250 1,407,971
Series 2025 , RB , 5.00% , 11/01/45 ...... 1,665 1,846,861
Series 2025 , RB , 5.00% , 11/01/46 ...... 2,000 2,185,272
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,350 1,432,231
Series 2025 , RB , 5.00% , 11/01/50 ...... 9,275 9,876,606
Series 2023A , RB , 5.00% , 11/01/53 ..... 22,000 23,066,881
Series 2025 , RB , 5.25% , 11/01/55 ...... 6,175 6,665,617
City of New York
Series 2021F-1 , GO , 5.00% , 03/01/26 .... 1,870 1,870,000
Series 2013F3 , GO , VRDN, ( Bank of America
NA SBPA ), 2.00% , 03/03/26
(a)
....... 26,160 26,160,000
Series 2015F-5 , GO , VRDN, ( Barclays Bank
plc SBPA ), 2.00% , 03/03/26
(a)
....... 25,000 25,000,000
Series B-5 , GO , VRDN, ( Barclays Bank plc
SBPA ), 2.00% , 03/03/26
(a)
.......... 5,300 5,300,000
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 24,055 24,343,458
Series 2021C , GO , 5.00% , 08/01/26 ..... 1,925 1,948,084
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 4,470 4,523,602
Series 2008J-11 , GO , 5.00% , 08/01/26 ... 1,075 1,087,891
Series 2018C , GO , 5.00% , 08/01/26 ..... 1,035 1,047,411
Series 2018A , GO , 5.00% , 08/01/26 ..... 5,325 5,388,855
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 10,990 11,440,788
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 5,675 5,907,777
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,740 1,811,371
Series 2020C-1 , GO , 5.00% , 08/01/27 ... 10,950 11,399,147
Series 2008C-4 , GO , 5.00% , 10/01/27 ... 4,035 4,222,987
Series 2020C-1 , GO , 5.00% , 08/01/28 ... 3,000 3,204,658
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 1,875 2,002,911
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/28 ................ 10,000 10,682,192
Series C , GO , 5.00% , 08/01/28 ........ 895 896,937
Series 2018A , GO , 5.00% , 08/01/28 ..... 2,000 2,076,432
Series E , GO , 5.00% , 08/01/28 ........ 1,900 1,922,002
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 7,230 7,723,225
Series 2023A-1 , GO , 5.00% , 09/01/28 .... 5,550 5,941,498
Series 2022B-1 , GO , 5.00% , 08/01/29 .... 25,270 27,680,778
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 4,390 4,808,810
Series C , GO , 5.00% , 08/01/29 ........ 7,260 7,275,766
Series 2018C , GO , 5.00% , 08/01/29 ..... 9,025 9,502,760
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 1,925 2,108,647
Series 2020C-1 , GO , 5.00% , 08/01/29 ... 2,000 2,190,802
Series E , GO , 5.00% , 08/01/29 ........ 5,070 5,128,922
Series 2023A-1 , GO , 5.00% , 09/01/29 .... 5,940 6,519,917
Series 2021B-1 , GO , 5.00% , 11/01/29 .... 5,015 5,526,559
Series 2017B-1 , GO , 5.00% , 12/01/29 .... 1,005 1,026,027
Series 2020C-1 , GO , 5.00% , 08/01/30 ... 6,750 7,538,654
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/30 ................ 5,000 5,584,188
Series 2025F , GO , 5.00% , 08/01/30 ..... 3,500 3,908,932
Series 2021A-1 , GO , 5.00% , 08/01/30 .... 18,890 21,093,609
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/30 ................ 6,380 6,453,880
Series 2023-1 , GO , 5.00% , 08/01/30 ..... 2,500 2,792,094
Series 2022C , GO , 5.00% , 08/01/30 ..... 1,485 1,658,504
Series E , GO , 5.00% , 08/01/30 ........ 5,050 5,108,479
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021B-1 , GO , 5.00% , 11/01/30 .... USD 9,950 $ 11,169,316
Series 2008L-6 , GO , 5.00% , 04/01/31 .... 2,170 2,337,872
Series 2021A-1 , GO , 5.00% , 08/01/31 .... 11,150 12,403,573
Series 2020C-1 , GO , 5.00% , 08/01/31 ... 1,500 1,668,642
Series 2023-1 , GO , 5.00% , 08/01/31 ..... 5,030 5,721,663
Series 2023F-1 , GO , 5.00% , 08/01/31 .... 4,000 4,550,030
Series 2023G , GO , 5.00% , 08/01/31 ..... 2,975 3,384,085
Series 2025F , GO , 5.00% , 08/01/31 ..... 10,000 11,375,076
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/31 ................ 40,995 46,632,124
Series 2020B-1 , GO , 5.00% , 10/01/31 .... 1,175 1,279,034
Series 2008L-6 , GO , 5.00% , 04/01/32 .... 5,250 5,647,882
Series 2022A-1 , GO , 5.00% , 08/01/32 .... 5,000 5,651,257
Series 2022B-1 , GO , 5.00% , 08/01/32 .... 3,725 4,305,326
Series 2023-1 , GO , 5.00% , 08/01/32 ..... 5,000 5,778,961
Series 2021A-1 , GO , 5.00% , 08/01/32 .... 1,000 1,108,774
Series 2023F-1 , GO , 5.00% , 08/01/32 .... 8,000 9,246,338
Series 2025F , GO , 5.00% , 08/01/32 ..... 5,500 6,356,857
Series 2021C , GO , 5.00% , 08/01/32 ..... 6,550 7,262,473
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/32 ................ 5,000 5,778,961
Series E , GO , 5.00% , 08/01/32 ........ 2,000 2,022,327
Series 2014J , GO , 5.00% , 08/01/32 ..... 5 5,010
Series 2018C , GO , 5.00% , 08/01/32 ..... 2,435 2,557,911
Series 2019E , GO , 5.00% , 08/01/32 ..... 1,000 1,071,031
Series 2020B-1 , GO , 5.00% , 10/01/32 .... 1,000 1,086,100
Series 2026D , GO , 5.00% , 10/01/32 ..... 5,000 5,793,174
Series 2018B-1 , GO , 5.25% , 10/01/32 .... 10,440 10,899,890
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/33 ................ 11,000 12,767,523
Series 2023-1 , GO , 5.00% , 08/01/33 ..... 5,000 5,843,142
Series 2021C , GO , 5.00% , 08/01/33 ..... 3,000 3,313,471
Series 2020C-1 , GO , 5.00% , 08/01/33 ... 15,635 17,268,706
Series 2025A , GO , 5.00% , 08/01/33 ..... 5,000 5,843,143
Series 2023G , GO , 5.00% , 08/01/33 ..... 1,445 1,688,668
Series 2020B-1 , GO , 5.00% , 10/01/33 .... 6,310 6,838,613
Series 2017B-1 , GO , 5.00% , 12/01/33 .... 1,800 1,834,957
Series 2024C , GO , 5.00% , 03/01/34 ..... 5,000 5,878,977
Series 2018F-1 , GO , 5.00% , 04/01/34 .... 1,000 1,052,772
Series 2008L-5 , GO , 5.00% , 04/01/34 .... 2,000 2,234,691
Series 2018C , GO , 4.00% , 08/01/34 ..... 1,005 1,026,092
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 1,775 1,861,757
Series 2022A-1 , GO , 4.00% , 08/01/34 .... 9,845 10,427,253
Series 2023-1 , GO , 5.00% , 08/01/34 ..... 10,000 11,634,873
Series 2023F-1 , GO , 5.00% , 08/01/34 .... 8,100 9,424,247
Series 2019E , GO , 5.00% , 08/01/34 ..... 1,000 1,067,077
Series 2025F , GO , 5.00% , 08/01/34 ..... 5,635 6,654,177
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/34 ................ 1,655 1,890,858
Series 2020B-1 , GO , 5.00% , 10/01/34 .... 2,500 2,702,995
Series 2019D-1 , GO , 5.00% , 12/01/34 ... 5,000 5,337,342
Series C , GO , 4.00% , 08/01/35 ........ 4,870 4,872,027
Series 2022A, Sub-Series A-1 , GO ,
4.00% , 08/01/35 ................ 2,510 2,642,757
Series 2023G , GO , 5.00% , 08/01/35 ..... 2,975 3,434,965
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/35 ................ 1,000 1,189,606
Series 2023-1 , GO , 5.00% , 08/01/35 ..... 3,500 4,041,135
Series 2025A , GO , 5.00% , 08/01/35 ..... 6,135 7,197,724
Series 2020B-1 , GO , 4.00% , 10/01/35 .... 1,015 1,050,061
Series 2017B-1 , GO , 5.00% , 12/01/35 .... 7,815 7,953,313
Series 2020D-1 , GO , 4.00% , 03/01/36 ... 2,700 2,797,497
Series 2006I-5 , GO , 5.00% , 04/01/36 .... 3,840 4,454,794
Series 2015FF-1 , GO , 5.00% , 06/01/36 ... 5 5,009

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020A, Sub-Series A1 , GO ,
3.00% , 08/01/36 ................ USD 2,485 $ 2,429,152
Series 2017A, Sub-Series A-1 , GO ,
4.00% , 08/01/36 ................ 5,390 5,400,597
Series 2021C , GO , 4.00% , 08/01/36 ..... 1,000 1,037,425
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/36 ................ 3,625 4,305,610
Series 2023F-1 , GO , 5.00% , 08/01/36 .... 2,500 2,862,981
Series 2025A , GO , 5.00% , 08/01/36 ..... 5,000 5,812,876
Series 2020B-1 , GO , 5.00% , 10/01/36 .... 14,240 15,291,476
Series 2026D , GO , 5.00% , 10/01/36 ..... 3,000 3,540,998
Series 2020D-1 , GO , 5.00% , 03/01/37 ... 2,500 2,693,005
Series 2018E-1 , GO , 5.00% , 03/01/37 .... 2,500 2,613,613
Series 2023E, Sub-Series E-1 , GO ,
5.00% , 04/01/37 ................ 1,525 1,727,795
Series 2018F-1 , GO , 5.00% , 04/01/37 .... 17,890 18,732,238
Series 2020A-1 , GO , 4.00% , 08/01/37 .... 2,500 2,547,528
Series 2025A , GO , 5.00% , 08/01/37 ..... 4,000 4,608,662
Series 2023F-1 , GO , 5.00% , 08/01/37 .... 1,500 1,703,963
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/37 ................ 2,000 2,237,815
Series 2020B-1 , GO , 4.00% , 10/01/37 .... 1,880 1,925,146
Series 2018B-1 , GO , 5.00% , 10/01/37 .... 3,000 3,098,783
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/38 ................ 10,000 11,594,142
Series 2018E-1 , GO , 5.00% , 03/01/38 .... 2,500 2,607,165
Series 2024D , GO , 5.00% , 04/01/38 ..... 5,000 5,690,991
Series 2023E, Sub-Series E-1 , GO ,
5.00% , 04/01/38 ................ 4,120 4,626,233
Series 2020A-1 , GO , 4.00% , 08/01/38 .... 5,005 5,098,018
Series 2022A-1 , GO , 4.00% , 08/01/38 .... 2,930 3,023,833
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/38 ................ 3,000 3,025,641
Series 2023F-1 , GO , 5.00% , 08/01/38 .... 1,250 1,407,274
Series 2018B-1 , GO , 5.00% , 10/01/38 .... 6,455 6,660,412
Series 2012D, Sub-Series D-3A , GO ,
5.00% , 10/01/38 ................ 10,000 11,561,093
Series 2017B-1 , GO , 5.00% , 12/01/38 .... 1,500 1,522,742
Series 2021F-1 , GO , 5.00% , 03/01/39 .... 7,500 8,164,927
Series 2018E-1 , GO , 5.00% , 03/01/39 .... 2,000 2,081,222
Series 2023E-1 , GO , 5.00% , 04/01/39 .... 7,500 8,374,183
Series 2022A-1 , GO , 4.00% , 08/01/39 .... 8,000 8,211,326
Series 2021C , GO , 4.00% , 08/01/39 ..... 1,525 1,558,389
Series 2023A-1 , GO , 5.00% , 09/01/39 .... 2,000 2,211,188
Series 2018B-1 , GO , 5.00% , 10/01/39 .... 5,680 5,849,921
Series 2020D-1 , GO , 5.00% , 03/01/40 ... 3,000 3,189,151
Series 2022D-1 , GO , 4.25% , 05/01/40 ... 2,500 2,588,707
Series 2022D-1 , GO , 5.25% , 05/01/40 ... 3,500 3,897,888
Series 2021C , GO , 4.00% , 08/01/40 ..... 1,000 1,016,958
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 2,000 2,040,901
Series 2026D , GO , 5.00% , 10/01/40 ..... 2,000 2,277,356
Series 2019D-1 , GO , 5.00% , 12/01/40 ... 4,815 5,055,416
Series 2021F-1 , GO , 3.00% , 03/01/41 .... 1,000 888,798
Series 2024C , GO , 4.00% , 03/01/41 ..... 5,700 5,819,165
Series 2020D-1 , GO , 4.00% , 03/01/41 ... 2,000 2,022,426
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 2,600 2,605,658
Series 2022D-1 , GO , 5.25% , 05/01/41 ... 9,300 10,295,023
Series 2021C , GO , 4.00% , 08/01/41 ..... 6,400 6,478,497
Series 2023A-1 , GO , 5.00% , 09/01/41 .... 1,470 1,610,059
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/41 ................ 6,000 6,714,763
Series 2023A-1 , GO , 5.25% , 09/01/41 .... 8,000 8,897,851
Series 2020B-1 , GO , 3.00% , 10/01/41 .... 2,000 1,780,390
Series 2018B-1 , GO , 4.00% , 10/01/41 .... 1,000 1,002,472
Series 2026D , GO , 5.00% , 10/01/41 ..... 3,165 3,582,764
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019D-1 , GO , 4.00% , 12/01/41 ... USD 3,000 $ 3,008,713
Series 2017B-1 , GO , 5.00% , 12/01/41 .... 3,000 3,039,907
Series 2022D-1 , GO , 5.25% , 05/01/42 ... 8,000 8,778,096
Series 2021C , GO , 5.00% , 08/01/42 ..... 3,225 3,411,407
Series 2025F , GO , 5.00% , 08/01/42 ..... 11,750 13,068,245
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/42 ................ 1,825 2,021,583
Series 2023A-1 , GO , 5.25% , 09/01/42 .... 1,000 1,102,006
Series 2026D , GO , 5.00% , 10/01/42 ..... 5,900 6,603,661
Series 2019D-1 , GO , 4.00% , 12/01/42 ... 5,000 5,005,930
Series 2019D-1 , GO , 5.00% , 12/01/42 ... 4,020 4,201,960
Series 2024C , GO , 5.00% , 03/01/43 ..... 8,625 9,400,247
Series 2024D , GO , 5.00% , 04/01/43 ..... 5,000 5,453,295
Series 2022D-1 , GO , 5.25% , 05/01/43 ... 8,500 9,243,356
Series 2025, Sub-Series C1 , GO ,
5.00% , 09/01/43 ................ 1,220 1,335,506
Series 2023A-1 , GO , 5.25% , 09/01/43 .... 5,500 6,004,369
Series 2026D , GO , 5.00% , 10/01/43 ..... 8,250 9,114,091
Series 2018E-1 , GO , 5.00% , 03/01/44 .... 27,965 28,733,942
Series 2024D , GO , 5.00% , 04/01/44 ..... 3,000 3,237,232
Series 2020A-1 , GO , 4.00% , 08/01/44 .... 9,000 8,848,261
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/44 ................ 4,000 4,330,254
Series 2020, Sub-Series B-1 , GO ,
3.00% , 10/01/44 ................ 5,000 4,156,542
Series 2026D , GO , 5.00% , 10/01/44 ..... 5,000 5,456,316
Series 2019D-1 , GO , 5.00% , 12/01/44 ... 13,695 14,205,525
Series 2024C , GO , 5.00% , 03/01/45 ..... 9,000 9,611,408
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 16,500 16,935,555
Series 2020A, Sub-Series A-1 , GO ,
3.00% , 08/01/45 ................ 8,000 6,513,410
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/45 ................ 3,000 3,243,684
Series 2018F-1 , GO , 3.50% , 04/01/46 .... 4,000 3,505,774
Series 2024D , GO , 5.50% , 04/01/46 ..... 5,000 5,493,878
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 5,300 5,702,100
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/46 ................ 12,125 12,982,034
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/47 ................ 25,950 27,536,544
Series 2024A , GO , 5.00% , 08/01/47 ..... 3,615 3,788,597
Series 2025E , GO , 5.00% , 08/01/47 ..... 8,450 8,923,674
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/47 ................ 6,000 6,323,463
Series 2024C , GO , 5.25% , 03/01/48 ..... 8,295 8,830,302
Series 2024C , GO , 5.25% , 03/01/49 ..... 10,000 10,615,707
Series 2022D-1 , GO , 4.50% , 05/01/49 ... 3,625 3,603,716
Series 2021F-1 , GO , 5.00% , 03/01/50 .... 15,575 16,019,914
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 1,650 1,239,763
Series 2022A-1 , GO , 4.00% , 08/01/50 .... 3,315 3,081,931
Series 2026D , GO , 5.25% , 10/01/51 ..... 10,000 10,648,470
Series 2025, Sub-Series C-1 , GO ,
4.00% , 09/01/52 ................ 7,725 7,174,925
Series 2024C , GO , 5.25% , 03/01/53 ..... 7,635 8,035,408
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/53 ................ 9,925 10,315,568
Series 2026A, Sub-Series A-1 , GO ,
5.25% , 08/01/53 ................ 2,500 2,656,136
Series 2024D , GO , 5.25% , 04/01/54 ..... 35,180 37,007,390
Series 2025E , GO , 5.00% , 08/01/54 ..... 2,500 2,587,842
Series 2025E , GO , 4.25% , 08/01/55 ..... 2,000 1,897,081
Series 2026D , GO , 5.25% , 10/01/55 ..... 6,000 6,351,850
County of Nassau, Series 2023A, GO,
4.00%, 04/01/53 ................. 11,000 10,340,605

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
County of Westchester, Series 2021A, GO,
2.00%, 10/15/34 ................. USD 1,155 $ 1,045,003
Dutchess County Local Development Corp.,
Series 2017, RB, 5.00%, 07/01/42 ...... 750 762,352
Empire State Development Corp.
Series 2004A-3-C , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 1.87% , 03/10/26
(a)
7,775 7,775,000
Series 2016A , RB , 5.00% , 03/15/26 ..... 4,305 4,309,629
Series 2017A , RB , 5.00% , 03/15/26 ..... 4,510 4,514,849
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,115 1,149,164
Series 2021A , RB , 5.00% , 03/15/27 ..... 8,870 9,141,783
Series 2022A , RB , 5.00% , 09/15/27 ..... 1,705 1,783,376
Series 2020E , RB , 5.00% , 03/15/28 ..... 3,000 3,177,927
Series 2022A , RB , 5.00% , 09/15/28 ..... 5,005 5,381,765
Series 2020C , RB , 5.00% , 03/15/29 ..... 8,000 8,717,938
Series 2020C , RB , 5.00% , 03/15/30 ..... 14,980 16,690,231
Series 2017A , RB , 5.00% , 03/15/30 ..... 1,500 1,541,246
Series 2017A , RB , 5.00% , 03/15/31 ..... 10,005 10,278,218
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,750 1,990,695
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,000 1,138,053
Series 2016A , RB , 5.00% , 03/15/31 ..... 4,510 4,519,435
Series 2020C , RB , 5.00% , 03/15/32 ..... 2,500 2,810,157
Series 2017A , RB , 5.00% , 03/15/33 ..... 1,500 1,540,170
Series 2020C , RB , 5.00% , 03/15/33 ..... 8,000 8,955,214
Series 2020E , RB , 4.00% , 03/15/34 ..... 5,000 5,262,357
Series 2020C , RB , 4.00% , 03/15/34 ..... 2,500 2,646,493
Series 2023B , RB , 5.00% , 03/15/34 ..... 28,040 32,933,381
Series 2017A-G , RB , 5.00% , 03/15/34 ... 15,000 15,395,255
Series 2020E , RB , 4.00% , 03/15/35 ..... 2,510 2,627,742
Series 2023B , RB , 5.00% , 03/15/35 ..... 6,895 8,040,608
Series 2019A , RB , 5.00% , 03/15/35 ..... 10,000 10,720,783
Series 2017A-G , RB , 5.00% , 03/15/35 ... 2,400 2,461,691
Series 2019A , RB , 5.00% , 03/15/36 ..... 3,465 3,707,229
Series 2020C , RB , 5.00% , 03/15/36 ..... 25,000 27,666,605
Series 2021A , RB , 4.00% , 03/15/37 ..... 16,030 16,647,875
Series 2020C , RB , 4.00% , 03/15/37 ..... 11,000 11,390,464
Series 2020A , RB , 5.00% , 03/15/37 ..... 13,385 14,756,039
Series 2021A , RB , 4.00% , 03/15/39 ..... 3,435 3,526,684
Series 2020C , RB , 4.00% , 03/15/39 ..... 2,000 2,041,942
Series 2020A , RB , 4.00% , 03/15/39 ..... 5,440 5,554,083
Series 2019A , RB , 5.00% , 03/15/39 ..... 2,000 2,149,561
Series 2020E , RB , 3.00% , 03/15/40 ..... 4,500 4,164,217
Series 2020C , RB , 3.00% , 03/15/40 ..... 32,665 30,227,587
Series 2020A , RB , 4.00% , 03/15/40 ..... 2,910 2,953,796
Series 2023A , RB , 5.00% , 03/15/40 ..... 5,000 5,631,418
Series 2019A , RB , 5.00% , 03/15/40 ..... 2,500 2,681,535
Series 2021A , RB , 3.00% , 03/15/41 ..... 12,910 11,859,858
Series 2020E , RB , 4.00% , 03/15/41 ..... 19,500 19,701,802
Series 2017C , RB , 5.00% , 03/15/41 ..... 2,640 2,715,362
Series 2019A , RB , 5.00% , 03/15/41 ..... 3,660 3,856,482
Series 2020C , RB , 4.00% , 03/15/42 ..... 8,025 8,085,275
Series 2019A , RB , 4.00% , 03/15/42 ..... 14,540 14,617,113
Series 2017C , RB , 5.00% , 03/15/42 ..... 1,500 1,539,473
Series 2019A , RB , 4.00% , 03/15/43 ..... 1,000 1,001,036
Series 2021A , RB , 4.00% , 03/15/44 ..... 25,475 25,225,872
Series 2019A , RB , 4.00% , 03/15/44 ..... 5,000 4,944,806
Series 2022A , RB , 5.00% , 03/15/44 ..... 13,750 14,706,674
Series 2020C , RB , 5.00% , 03/15/44 ..... 1,000 1,070,715
Series 2021A , RB , 4.00% , 03/15/45 ..... 2,250 2,195,873
Series 2019A , RB , 5.00% , 03/15/45 ..... 2,300 2,390,567
Series 2019A , RB , 4.00% , 03/15/46 ..... 2,500 2,420,647
Series 2021A , RB , 4.00% , 03/15/47 ..... 16,500 15,776,183
Series 2017C , RB , 4.00% , 03/15/47 ..... 2,000 1,867,781
Series 2020C , RB , 5.00% , 03/15/47 ..... 12,850 13,502,643
Series 2020C , RB , 3.00% , 03/15/48 ..... 3,900 2,981,031
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022A , RB , 5.00% , 03/15/48 ..... USD 13,260 $ 13,884,222
Series 2020A , RB , 4.00% , 03/15/49 ..... 42,995 41,113,057
Series 2020C , RB , 4.00% , 03/15/49 ..... 6,900 6,597,979
Series 2022A , RB , 5.00% , 03/15/49 ..... 2,440 2,550,204
Series 2020E , RB , 3.00% , 03/15/50 ..... 14,975 11,174,637
Series 2021A , RB , 3.00% , 03/15/50 ..... 7,730 5,768,277
Series 2022A , RB , 5.00% , 03/15/50 ..... 11,000 11,460,962
Series 2020C , RB , 5.00% , 03/15/50 ..... 7,950 8,267,184
Series 2023A , RB , 5.00% , 03/15/51 ..... 4,000 4,162,296
Series 2024A , RB , 5.00% , 03/15/54 ..... 10,000 10,404,207
Series 2023A , RB , 5.00% , 03/15/63 ..... 10,620 10,893,918
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/28 ..... 1,035 1,061,834
Series 2017A , RB , 5.00% , 02/15/31 ..... 4,700 4,826,814
Series 2017A , RB , 5.00% , 02/15/33 ..... 5,000 5,128,748
Series 2017A , RB , 5.00% , 02/15/34 ..... 14,000 14,351,012
Series 2022A , RB , 5.00% , 02/15/34 ..... 5,000 5,794,580
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,600 1,638,743
Series 2017A , RB , 5.00% , 02/15/37 ..... 2,350 2,402,192
Series 2017A , RB , 5.00% , 02/15/38 ..... 3,000 3,068,898
Series 2022A , RB , 4.00% , 02/15/41 ..... 7,905 8,106,243
Series 2017A , RB , 4.00% , 02/15/44 ..... 17,640 17,249,602
Series 2017A , RB , 4.00% , 02/15/47 ..... 23,030 21,915,389
Long Island Power Authority
Series 2023D , RB , VRDN, ( Barclays Bank plc
LOC ), 1.75% , 03/10/26
(a)
........... 26,825 26,825,000
Series 2025C , RB , VRDN, ( Royal Bank of
Canada LOC ), 1.85% , 03/10/26
(a)
..... 19,500 19,500,000
Series 2021B , RB , VRDN, 1.50% , 09/01/26
(a)
780 774,976
Series 2025B , RB , VRDN, 3.00% , 09/01/28
(a)
11,630 11,730,454
Series 2023F , RB , 5.00% , 09/01/29 ..... 4,180 4,598,036
Series 2021A , RB , 5.00% , 09/01/30 ..... 9,000 10,129,335
Series 2021A , RB , 4.00% , 09/01/32 ..... 8,000 8,673,842
Series 2016B , RB , 5.00% , 09/01/32 ..... 3,000 3,039,550
Series 2018 , RB , 5.00% , 09/01/33 ...... 1,000 1,066,460
Series 2016B , RB , 5.00% , 09/01/36 ..... 5,630 5,693,586
Series 2018 , RB , 5.00% , 09/01/38 ...... 15,750 16,616,041
Series 2021A , RB , 3.00% , 09/01/40 ..... 4,350 4,012,444
Series 2021A , RB , 4.00% , 09/01/41 ..... 500 513,600
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 504,484
Series 2017 , RB , 5.00% , 09/01/42 ...... 2,755 2,827,922
Series 2024A , RB , 5.00% , 09/01/42 ..... 5,530 6,225,676
Series 2024A , RB , 5.00% , 09/01/44 ..... 4,000 4,401,020
Series 2015B , RB , 5.00% , 09/01/45 ..... 6,000 6,005,364
Series 2016B , RB , 5.00% , 09/01/46 ..... 6,640 6,677,964
Series 2017 , RB , 5.00% , 09/01/47 ...... 4,000 4,065,664
Series 2024A , RB , 5.00% , 09/01/49 ..... 19,605 20,843,701
Series 2023E , RB , 5.00% , 09/01/53 ..... 1,175 1,230,175
Series 2024A , RB , 5.00% , 09/01/54 ..... 5,500 5,777,621
Metropolitan Transportation Authority
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 12,250 12,491,274
Series 2017B , RB , 5.00% , 11/15/26 ..... 3,000 3,059,087
Series A-2 , RB , 5.00% , 11/15/27 ....... 6,250 6,357,926
Series 2016B , RB , 5.00% , 11/15/27 ..... 2,380 2,421,098
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 6,265 6,561,720
Series 2025B , RB , 5.00% , 11/15/28 ..... 2,945 3,165,232
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 6,215 6,558,574
Series 2017B , RB , 5.00% , 11/15/28 ..... 7,265 7,808,290
Series 2018B , RB , 5.00% , 11/15/28 ..... 2,500 2,686,955
Series 2016D , RB , 5.00% , 11/15/28 ..... 2,755 2,802,263
Series 2017C-2 , RB , 0.00% , 11/15/29
(c)
... 1,295 1,176,786
Series 2016D , RB , 5.00% , 11/15/29 ..... 13,420 13,649,520
Series 2025B , RB , 5.00% , 11/15/29 ..... 9,335 10,268,379
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 4,995 5,270,309
Series 2017C-1 , RB , 5.00% , 11/15/30 .... 4,885 5,151,229

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025B , RB , 5.00% , 11/15/30 ..... USD 18,165 $ 20,388,716
Series 2020E , RB , 5.00% , 11/15/30 ..... 2,740 3,075,424
Series 2016D , RB , 5.00% , 11/15/30 ..... 6,500 6,609,888
Series 2017C-1 , RB , 4.00% , 11/15/31 .... 1,500 1,546,915
Series 2017C-1 , RB , 5.00% , 11/15/31 .... 8,695 9,159,698
Series 2025B , RB , 5.00% , 11/15/31 ..... 6,000 6,854,162
Series 2025A , RB , 5.00% , 11/15/31 ..... 6,500 7,425,342
Series 2017C-1 , RB , 4.00% , 11/15/32 .... 16,000 16,457,965
Series 2025B , RB , 5.00% , 11/15/32 ..... 2,000 2,319,821
Series 2017D , RB , 5.00% , 11/15/32 ..... 3,000 3,156,214
Series 2024B , RB , 5.00% , 11/15/32 ..... 3,445 3,995,892
Series 2017C-2 , RB , 0.00% , 11/15/33
(c)
... 1,040 828,484
Series 2017D , RB , 5.00% , 11/15/33 ..... 1,500 1,576,010
Series 2025A , RB , 5.00% , 11/15/33 ..... 6,850 8,045,063
Series 2024B , RB , 5.00% , 11/15/33 ..... 10,000 11,744,617
Series 2025B , RB , 5.00% , 11/15/34 ..... 7,000 8,300,323
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 6,475 6,792,492
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,500 2,549,077
Series 2017D , RB , 5.00% , 11/15/35 ..... 535 559,837
Series 2024B , RB , 5.00% , 11/15/35 ..... 7,090 8,275,238
Series 2025A , RB , 5.00% , 11/15/35 ..... 6,050 7,112,350
Series 2016B , RB , 4.00% , 11/15/36 ..... 3,065 3,077,700
Series 2024A , RB , 5.00% , 11/15/36 ..... 9,800 11,244,225
Series 2017C-1 , RB , 4.00% , 11/15/37 .... 7,500 7,577,450
Series 2024A , RB , 5.00% , 11/15/37 ..... 8,010 9,106,504
Series 2024B , RB , 5.00% , 11/15/37 ..... 5,485 6,275,800
Series 2016B , RB , 5.00% , 11/15/37 ..... 2,180 2,205,327
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 6,495 6,541,696
Series 2024B , RB , 5.00% , 11/15/38 ..... 7,950 9,019,295
Series 2025A , RB , 5.00% , 11/15/39 ..... 6,000 6,790,050
Series 2024B , RB , 5.00% , 11/15/39 ..... 25,000 28,137,475
Series 2017C-2 , RB , 0.00% , 11/15/40
(c)
... 7,000 3,960,326
Series 2019C , RB , 5.00% , 11/15/40 ..... 4,500 4,688,781
Series 2025A , RB , 5.00% , 11/15/40 ..... 6,690 7,499,251
Series 2021A-2 , RB , 4.00% , 11/15/42 .... 10,000 9,900,770
Series 2017D , RB , 4.00% , 11/15/42 ..... 2,000 1,984,941
Series 2020A-1 , RB , 4.00% , 11/15/42 .... 2,500 2,493,200
Series 2019C , RB , 5.00% , 11/15/43 ( BAM ) 1,000 1,044,133
Series 2020D-1 , RB , 5.00% , 11/15/43 .... 16,750 17,628,092
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 3,500 3,369,562
Series 2024A , RB , 5.00% , 11/15/44 ..... 12,320 13,172,322
Series 2020D-1 , RB , 5.00% , 11/15/44 .... 17,000 17,764,645
Series 2025A , RB , 5.00% , 11/15/44 ..... 3,000 3,228,558
Series 2015B , RB , 4.00% , 11/15/45 ..... 1,960 1,811,796
Series 2020E , RB , 4.00% , 11/15/45 ..... 10,905 10,227,396
Series 2019C , RB , 4.00% , 11/15/45 ..... 1,280 1,226,122
Series 2020C-1 , RB , 4.75% , 11/15/45 .... 8,500 8,599,793
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 9,650 8,854,440
Series 2017D , RB , 4.00% , 11/15/46 ..... 7,000 6,392,582
Series 2019C , RB , 4.00% , 11/15/46 ..... 3,500 3,303,345
Series 2019C , RB , 4.00% , 11/15/47 ..... 3,500 3,239,586
Series 2021A-1 , RB , 4.00% , 11/15/47 .... 5,000 4,524,631
Series 2024A , RB , 5.00% , 11/15/47 ..... 10,000 10,403,282
Series 2024A , RB , 4.00% , 11/15/48 ( BAM ) 1,565 1,467,430
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 9,000 8,075,227
Series 2025A , RB , 4.63% , 11/15/50 ..... 10,000 9,879,404
Series 2020C-1 , RB , 5.00% , 11/15/50 .... 28,880 29,450,195
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,500 1,504,190
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,035 905,252
Series 2019B , RB , 5.00% , 11/15/52 ..... 4,090 4,123,290
Series 2025A , RB , 5.25% , 11/15/55 ..... 13,925 14,586,683
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 12,310 12,635,585
Series C-1 , RB , 5.00% , 11/15/56 ....... 4,370 4,376,199
Series A-1 , RB , 5.25% , 11/15/56 ....... 3,525 3,527,210
Series A-1 , RB , 5.25% , 11/15/57 ....... 2,070 2,080,801
Security
Par (000)
Par (000) Value
New York (continued)
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 5.25% , 11/15/29 ..... USD 10,700 $ 10,921,141
Series 2012A , RB , 0.00% , 11/15/30
(c)
.... 9,645 8,585,418
Series B-2 , RB , 5.00% , 11/15/33 ....... 8,940 9,330,453
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,040,368
Series B-1 , RB , 5.00% , 11/15/36 ....... 5,000 5,075,377
Series B-2 , RB , 5.00% , 11/15/37 ....... 12,700 12,881,282
Series B-2 , RB , 5.00% , 11/15/38 ....... 2,745 2,782,290
Series 2022A , RB , 4.00% , 11/15/40 ..... 5,000 5,106,244
Series 2017A , RB , 5.00% , 11/15/42 ..... 5,000 5,094,311
Series 2024B-1 , RB , 5.00% , 11/15/43 .... 10,000 11,059,789
Series 2022A , RB , 5.00% , 11/15/46 ..... 4,000 4,203,284
Series B-1 , RB , 5.00% , 11/15/46 ....... 1,895 1,908,105
Series 2017A , RB , 5.00% , 11/15/47 ..... 4,770 4,815,245
Series 2024A , 5.00% , 11/15/49 ........ 6,785 7,135,993
Series B-1 , RB , 5.25% , 11/15/57 ....... 1,000 1,013,535
Monroe County Industrial Development Corp.
Series 2023A , RB , 5.00% , 07/01/34 ..... 3,000 3,498,730
Series 2020A , RB , 4.00% , 07/01/50 ..... 32,280 30,110,519
Series 2023A , RB , 5.00% , 07/01/53 ..... 6,750 7,019,476
MTA Hudson Rail Yards Trust Obligations, Series
2016A, RB, 5.00%, 11/15/51 ......... 4,000 4,000,010
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/30 ..... 2,500 2,844,480
Series 2021A , RB , 5.00% , 11/15/31 ..... 9,000 10,367,188
Series 2021A , RB , 5.00% , 11/15/32 ..... 5,015 5,751,765
Series 2021A , RB , 4.00% , 11/15/34 ..... 2,210 2,407,134
Series 2021A , RB , 5.00% , 11/15/34 ..... 5,020 5,715,334
Series 2021A , RB , 4.00% , 11/15/35 ..... 945 1,021,725
Series 2021A , RB , 5.00% , 11/15/35 ..... 1,980 2,242,869
New York City Municipal Water Finance Authority
Series AA-1 , RB , VRDN, ( JPMorgan Chase
Bank NA SBPA ), 1.90% , 03/03/26
(a)
... 19,370 19,370,000
Series 2011FF-1 , RB , VRDN, ( Bank of
America NA SBPA ), 2.00% , 03/03/26
(a)
. 34,110 34,110,000
Series 2022EE , RB , 5.00% , 06/15/28 .... 3,520 3,755,778
Series 2020GG-2 , RB , 5.00% , 06/15/29 .. 13,500 14,166,557
Series 2020EE , RB , 5.00% , 06/15/30 .... 3,500 3,925,936
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 2,000 2,243,392
Series 2021DD , RB , 5.00% , 06/15/31 .... 4,280 4,895,748
Series 2025DD , RB , 5.00% , 06/15/33 .... 17,185 20,324,352
Series 2017EE , RB , 5.00% , 06/15/33 .... 3,945 4,082,530
Series 2023DD , RB , 5.00% , 06/15/34 .... 2,305 2,769,717
Series 2019FF-2 , RB , 5.00% , 06/15/35 ... 26,665 28,853,447
Series 2017EE , RB , 5.00% , 06/15/36 .... 2,000 2,062,580
Series 2017EE , RB , 5.25% , 06/15/36 .... 2,000 2,069,123
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 9,245 9,485,535
Series 2016 , RB , 4.00% , 06/15/37 ...... 11,855 11,915,744
Series 2019DD-1 , RB , 5.00% , 06/15/37 ... 2,720 2,873,200
Series 2018FF , RB , 5.00% , 06/15/38 .... 1,000 1,054,376
Series 2022EE , RB , 4.00% , 06/15/39 .... 2,000 2,089,456
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/39 ................ 1,365 1,606,636
Series 2019EE-1 , RB , 5.00% , 06/15/39 ... 5,000 5,357,808
Series 2025DD , RB , 5.50% , 06/15/39 .... 12,980 15,770,899
Series 2021AA-2 , RB , 3.00% , 06/15/40 ... 8,470 7,865,067
Series 2020AA , RB , 4.00% , 06/15/40 .... 7,295 7,393,135
Series 2019EE-2 , RB , 4.00% , 06/15/40 ... 6,500 6,576,525
Series 2019EE-2 , RB , 5.00% , 06/15/40 ... 2,010 2,148,579
Series 2020AA , RB , 5.00% , 06/15/40 .... 2,480 2,675,677
Series 2018FF , RB , 5.00% , 06/15/40 .... 7,935 8,336,949
Series 2018EE , RB , 5.00% , 06/15/40 .... 6,650 6,894,808
Series 2018DD-2 , RB , 5.00% , 06/15/40 ... 2,500 2,592,033
Series 2019FF-2 , RB , 4.00% , 06/15/41 ... 4,590 4,633,035

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020DD-3 , RB , 4.00% , 06/15/41 ... USD 6,955 $ 7,035,880
Series 2020FF , RB , 4.00% , 06/15/41 .... 1,000 1,011,629
Series 2020FF , RB , 5.00% , 06/15/41 .... 1,000 1,079,293
Series 2020EE , RB , 3.50% , 06/15/42 .... 10,000 9,791,233
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 3,420 3,447,974
Series 2021BB-2 , RB , 4.00% , 06/15/42 ... 12,505 12,607,285
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 4,500 4,531,474
Series 2020EE , RB , 4.00% , 06/15/42 .... 5,000 5,034,971
Series 2020CC-2 , RB , 4.00% , 06/15/42 ... 11,000 11,064,678
Series 2021AA-2 , RB , 4.00% , 06/15/43 ... 10,000 10,053,207
Series 2025BB , RB , 5.00% , 06/15/43 .... 5,000 5,619,208
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 19,445 16,453,354
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/44 ................ 5,000 5,563,887
Series 2022BB-1 , RB , 4.00% , 06/15/45 ... 5,450 5,394,926
Series 2022EE , RB , 4.00% , 06/15/45 .... 5,000 4,949,474
Series 2017AA , RB , 4.00% , 06/15/46 .... 3,275 3,156,415
Series 2023DD , RB , 4.13% , 06/15/46 .... 3,500 3,443,001
Series CC-1 , RB , 5.00% , 06/15/46 ...... 14,800 14,852,060
Series 2023DD , RB , 5.25% , 06/15/46 .... 5,000 5,407,361
Series 2013BB , RB , 4.00% , 06/15/47 .... 18,165 17,274,859
Series 2023DD , RB , 4.13% , 06/15/47 .... 5,000 4,883,908
Series 2026BB , RB , 5.00% , 06/15/47 .... 4,165 4,474,295
Series 2023AA-3 , RB , 5.00% , 06/15/47 ... 2,595 2,734,934
Series 2017DD , RB , 5.00% , 06/15/47 .... 19,590 19,774,156
Series 2024BB, Sub-Series BB-2 , RB ,
5.25% , 06/15/47 ................ 43,315 46,900,559
Series DD-1 , RB , 4.00% , 06/15/48 ...... 8,830 8,287,870
Series DD-1 , RB , 5.00% , 06/15/48 ...... 39,855 40,539,856
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 20,130 20,381,190
Series 2020GG-1 , RB , 5.00% , 06/15/48 .. 18,695 19,408,534
Series 2019DD-1 , RB , 4.00% , 06/15/49 ... 3,860 3,679,020
Series 2019FF-1 , RB , 4.00% , 06/15/49 ... 10,000 9,535,420
Series 2020BB-1 , RB , 4.00% , 06/15/49 ... 12,000 11,442,504
Series 2020CC-1 , RB , 4.00% , 06/15/49 ... 7,930 7,561,588
Series 2020BB-1 , RB , 5.00% , 06/15/49 ... 27,975 28,953,129
Series 2026BB , RB , 5.00% , 06/15/49 .... 1,250 1,329,544
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 3,500 3,607,219
Series 2021BB-1 , RB , 3.00% , 06/15/50 ... 8,780 6,621,016
Series 2021AA-1 , RB , 4.00% , 06/15/50 ... 15,500 14,480,143
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. 11,500 10,815,494
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/50 ................ 15,000 15,846,983
Series 2020GG-1 , RB , 5.00% , 06/15/50 .. 3,445 3,564,553
Series 2022AA-1 , RB , 4.00% , 06/15/51 ... 8,250 7,652,731
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 1,750 1,623,306
Series 2025AA, Sub-Series AA-1 , RB ,
5.00% , 06/15/51 ................ 11,500 12,059,945
Series 2021CC-1 , RB , 5.00% , 06/15/51 ... 5,530 5,737,413
Series 2025BB , RB , 5.00% , 06/15/52 .... 10,000 10,483,913
Series 2025AA , RB , 4.00% , 06/15/54 .... 12,700 11,753,450
Series 2024BB-1 , RB , 5.25% , 06/15/54 ... 18,290 19,317,448
Series 2026, Sub-Series AA-1 , RB ,
5.00% , 06/15/55 ................ 15,000 15,697,905
Series 2026, Sub-Series AA-1 , RB ,
5.25% , 06/15/55 ................ 15,000 16,017,930
Series 2025BB , RB , 5.25% , 06/15/55 .... 10,000 10,650,459
Series 2026BB , RB , 5.00% , 06/15/56 .... 10,000 10,473,782
Series 2026BB , RB , 5.25% , 06/15/56 .... 10,000 10,695,663
Series 2026BB , RB , 5.50% , 06/15/56 .... 5,000 5,463,323
New York City Transitional Finance Authority
Building Aid
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 3,000 3,119,037
Series 2026S-2 , RB , 5.00% , 07/15/29 ( SAW ) 5,805 6,375,760
Series 2026S-2 , RB , 5.00% , 07/15/30 ( SAW ) 4,405 4,956,193
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... USD 2,500 $ 2,667,325
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... 8,295 8,850,183
Series S-1 , RB , 5.00% , 07/15/31 ( SAW ) .. 5,925 6,155,694
Series 2022S-1A , RB , 5.00% , 07/15/32
( SAW ) ....................... 1,500 1,712,585
Series 2018S-4A , RB , 5.00% , 07/15/32
( SAW ) ....................... 2,750 2,932,022
Series 2022S-1A , RB , 4.00% , 07/15/34
( SAW ) ....................... 1,000 1,059,171
Series 2022S-1A , RB , 4.00% , 07/15/35
( SAW ) ....................... 16,175 17,021,255
Series S-1 , RB , 5.00% , 07/15/35 ( SAW ) .. 8,425 8,718,155
Series 2019S-3A , RB , 5.00% , 07/15/35
( SAW ) ....................... 5,000 5,294,022
Series 2019S-2A , RB , 5.00% , 07/15/35
( SAW ) ....................... 3,000 3,176,413
Series 2019S-2A , RB , 4.00% , 07/15/36
( SAW ) ....................... 2,000 2,039,892
Series 2019S-3A , RB , 5.00% , 07/15/36
( SAW ) ....................... 5,000 5,281,010
Series 2026S-2 , RB , 5.00% , 07/15/36 ( SAW ) 5,500 6,632,042
Series 2018S-4A , RB , 5.00% , 07/15/37
( SAW ) ....................... 5,200 5,481,278
Series 2022S-1A , RB , 3.00% , 07/15/38
( SAW ) ....................... 10,400 10,082,099
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 2,500 2,530,130
Series 2022, Sub-Series S-1A , RB ,
3.00% , 07/15/39 ( SAW ) ........... 1,535 1,442,747
Series 2026S-1 , RB , 5.00% , 07/15/41 ( SAW ) 8,500 9,785,828
Series 2026S-2 , RB , 5.00% , 07/15/41 ( SAW ) 2,515 2,895,454
Series 2026S-1 , RB , 5.00% , 07/15/42 ( SAW ) 4,750 5,403,819
Series 2018S-3 , RB , 5.00% , 07/15/43 ( SAW ) 6,250 6,473,248
Series 2020S-1 , RB , 3.00% , 07/15/49 ( SAW ) 1,375 1,046,568
New York City Transitional Finance Authority
Future Tax Secured
Series 2019C-4 , RB , VRDN, ( Barclays Bank
plc SBPA ), 2.00% , 03/03/26
(a)
....... 30,000 30,000,000
Series C , RB , 5.00% , 11/01/26 ......... 4,355 4,439,703
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 1,210 1,233,534
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 2,240 2,283,567
Series 2026B , RB , 5.00% , 05/01/27 ..... 5,000 5,170,649
Series 2013A-6 , RB , 5.00% , 08/01/27 .... 2,420 2,520,161
Series 2022B-1 , RB , 5.00% , 08/01/27 .... 2,960 3,082,511
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/27 ................ 5,000 5,242,991
Series 2021A , RB , 5.00% , 11/01/27 ..... 3,920 4,110,505
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 4,620 4,844,524
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/27 ................ 3,405 3,570,477
Series 2022D-1 , RB , 5.00% , 11/01/27 .... 5,000 5,242,991
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/28 ................ 420 443,435
Series 2021F-1 , RB , 5.00% , 11/01/28 .... 19,530 20,965,297
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/28 ................ 10,000 10,734,919
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 12,010 12,892,638
Series 2021A , RB , 5.00% , 11/01/28 ..... 3,000 3,220,476
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/28 ................ 3,000 3,220,476
Series 2018-1 , RB , 5.00% , 11/01/28 ..... 6,000 6,265,194
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/29 ................ 440 475,037

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/29 ................ USD 3,180 $ 3,455,016
Series 2013A-6 , RB , 5.00% , 08/01/29 .... 5,560 6,076,971
Series 2024D-1 , RB , 5.00% , 11/01/29 .... 8,075 8,877,707
Series 2022D-1 , RB , 5.00% , 11/01/29 .... 6,860 7,541,929
Series C , RB , 5.00% , 11/01/29 ......... 7,270 7,495,967
Series 2021A , RB , 5.00% , 11/01/29 ..... 7,715 8,481,921
Series 2023E-1 , RB , 5.00% , 11/01/29 .... 9,700 10,664,243
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/30 ................ 600 663,244
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/30 ................ 3,000 3,334,305
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/30 ................ 1,165 1,294,822
Series 2018B-1 , RB , 5.00% , 08/01/30 .... 1,000 1,037,597
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/30 ................ 2,500 2,807,540
Series 2025E , RB , 5.00% , 11/01/30 ..... 9,500 10,668,654
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/30 ................ 3,045 3,419,584
Series 2023B-1 , RB , 5.00% , 11/01/30 .... 4,000 4,492,065
Series 2021C-1 , RB , 5.00% , 05/01/31 .... 3,500 3,913,894
Series 2026B , RB , 5.00% , 05/01/31 ..... 11,020 12,487,597
Series 2017F-1 , RB , 5.00% , 05/01/31 .... 5,000 5,154,421
Series B , RB , 5.00% , 08/01/31 ......... 3,500 3,538,198
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/31 ................ 5,000 5,719,544
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/31 ................ 7,500 8,579,317
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 20,000 22,878,178
Series 2017E-1 , RB , 5.00% , 02/01/32 .... 3,100 3,174,386
Series 2017F-1 , RB , 5.00% , 05/01/32 .... 3,250 3,348,263
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/32 ................ 6,830 7,876,819
Series 2017A-1 , RB , 5.00% , 05/01/32 .... 3,380 3,394,306
Series B , RB , 5.00% , 08/01/32 ......... 1,760 1,778,695
Series 2022D-1 , RB , 5.00% , 11/01/32 .... 5,025 5,742,111
Series 2021A , RB , 5.00% , 11/01/32 ..... 3,035 3,380,016
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/32 ................ 7,500 8,715,201
Series 2025G, Sub-Series G-1 , RB ,
5.00% , 11/01/32 ................ 9,000 10,458,241
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/32 ................ 5,410 6,286,565
Series 2017E-1 , RB , 5.00% , 02/01/33 .... 1,000 1,023,274
Series 2018C-2 , RB , 5.00% , 05/01/33 .... 13,990 14,756,673
Series 2017F-1 , RB , 5.00% , 05/01/33 .... 2,700 2,779,228
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 3,570 3,696,687
Series 2018B-1 , RB , 5.00% , 08/01/33 .... 1,000 1,035,487
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/33 ................ 7,875 9,250,973
Series 2024D-1 , RB , 5.00% , 11/01/33 .... 8,000 9,397,814
Series 2022A-1 , RB , 5.00% , 11/01/33 .... 3,000 3,401,858
Series 2021A , RB , 5.00% , 11/01/33 ..... 3,055 3,390,308
Series 2021F-1 , RB , 5.00% , 11/01/33 .... 2,500 2,807,137
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 4,595 4,700,570
Series 2024A-1 , RB , 5.00% , 05/01/34 .... 6,000 6,964,250
Series 2024C , RB , 5.00% , 05/01/34 ..... 6,585 7,710,259
Series 2017A-1 , RB , 5.00% , 05/01/34 .... 3,010 3,021,887
Series B-1 , RB , 5.00% , 08/01/34 ....... 1,000 1,060,146
Series 2019A-1 , RB , 5.00% , 08/01/34 .... 2,030 2,152,097
Series 2022A-1 , RB , 5.00% , 11/01/34 .... 5,335 6,018,355
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/34 ................ 17,845 20,987,421
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/34 ................ USD 7,245 $ 8,520,810
Series 2024D-1 , RB , 5.00% , 11/01/34 .... 10,000 11,776,848
Series 2020B-1 , RB , 5.00% , 11/01/34 .... 1,000 1,085,666
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/34 ................ 8,335 9,802,754
Series 2019C-1 , RB , 5.00% , 11/01/34 .... 4,000 4,297,727
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/35 ................ 2,500 2,951,566
Series 2020A-2 , RB , 5.00% , 05/01/35 .... 1,235 1,325,371
Series 2024B , RB , 5.00% , 05/01/35 ..... 5,000 5,814,005
Series 2018B-1 , RB , 4.00% , 08/01/35 .... 1,605 1,628,954
Series 2018A-2 , RB , 5.00% , 08/01/35 .... 2,165 2,238,313
Series B-1 , RB , 5.00% , 08/01/35 ....... 3,000 3,175,665
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/35 ................ 11,745 13,821,482
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/35 ................ 5,270 6,250,855
Series 2024D-1 , RB , 5.00% , 11/01/35 .... 10,000 11,676,696
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/35 ................ 7,500 8,878,564
Series 2025E , RB , 5.00% , 11/01/35 ..... 5,160 6,072,273
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 8,500 9,194,657
Series 2020C-1 , RB , 4.00% , 05/01/36 .... 5,000 5,232,478
Series 2021C-1 , RB , 4.00% , 05/01/36 .... 5,000 5,232,478
Series 2020A-2 , RB , 5.00% , 05/01/36 .... 5,000 5,344,444
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 3,210 3,297,882
Series 2024B , RB , 5.00% , 05/01/36 ..... 5,770 6,654,715
Series B , RB , 5.00% , 08/01/36 ......... 9,000 9,079,160
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 5,005 5,266,476
Series 2021A , RB , 5.00% , 11/01/36 ..... 16,345 17,854,390
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/36 ................ 4,920 5,737,914
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/36 ................ 2,000 2,348,755
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/36 ................ 2,600 3,032,231
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 5,200 6,020,066
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 2,685 2,741,845
Series 2020C-1 , RB , 4.00% , 05/01/37 .... 4,750 4,940,880
Series 2017F-1 , RB , 4.00% , 05/01/37 .... 6,935 6,993,065
Series 2021C-1 , RB , 5.00% , 05/01/37 .... 11,385 12,391,390
Series 2020A-2 , RB , 5.00% , 05/01/37 .... 2,500 2,662,505
Series B , RB , 4.00% , 08/01/37 ......... 1,080 1,082,761
Series 2019A-1 , RB , 5.00% , 08/01/37 .... 1,560 1,643,880
Series B-1 , RB , 5.25% , 08/01/37 ....... 3,000 3,180,167
Series 2021A , RB , 3.00% , 11/01/37 ..... 2,000 1,900,900
Series 2019C-1 , RB , 4.00% , 11/01/37 .... 11,000 11,239,792
Series 2025AG, Sub-Series A-1 , RB ,
5.00% , 11/01/37 ................ 5,000 5,783,399
Series 2025E , RB , 5.00% , 11/01/37 ..... 15,000 17,350,197
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/37 ................ 9,750 11,351,832
Series 2024D-1 , RB , 5.00% , 11/01/37 .... 7,500 8,615,039
Series 2023B-1 , RB , 5.25% , 11/01/37 .... 2,000 2,276,629
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 3,375 3,841,812
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/38 ................ 2,000 2,283,206
Series 2020C-1 , RB , 4.00% , 05/01/38 .... 9,000 9,275,792
Series 2024A-1 , RB , 5.00% , 05/01/38 .... 1,000 1,127,797
Series 2024G, Sub-Series G-1 , RB ,
5.00% , 05/01/38 ................ 1,645 1,881,170
Series 2023A-1 , RB , 4.00% , 08/01/38 .... 1,500 1,560,117
Series B , RB , 5.00% , 08/01/38 ......... 9,000 9,070,961
Series 2021D-1 , RB , 4.00% , 11/01/38 .... 11,875 12,217,140

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019C-1 , RB , 4.00% , 11/01/38 .... USD 1,000 $ 1,017,808
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/38 ................ 11,650 13,367,423
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/38 ................ 11,000 12,621,601
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/38 ................ 24,130 27,865,445
Series 2023B-1 , RB , 5.25% , 11/01/38 .... 1,000 1,134,924
Series 2022C-1 , RB , 4.00% , 02/01/39 .... 2,960 3,057,063
Series 2021E-1 , RB , 4.00% , 02/01/39 .... 3,000 3,073,402
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/39 ................ 10,000 11,561,047
Series 2020A-2 , RB , 5.00% , 05/01/39 .... 3,385 3,583,907
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/39 ................ 7,830 9,009,694
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/39 ................ 10,000 11,371,105
Series 2024A-1 , RB , 5.00% , 05/01/39 .... 2,005 2,237,507
Series 2017F-1 , RB , 5.00% , 05/01/39 .... 11,400 11,677,083
Series C-3 , RB , 5.00% , 05/01/39 ....... 7,015 7,332,307
Series 2024B , RB , 5.00% , 05/01/39 ..... 1,500 1,684,686
Series 2022B-1 , RB , 4.00% , 08/01/39 .... 6,500 6,662,335
Series 2021A , RB , 3.00% , 11/01/39 ..... 10,630 9,846,262
Series 2021D-1 , RB , 4.00% , 11/01/39 .... 4,000 4,092,387
Series 2019C-1 , RB , 4.00% , 11/01/39 .... 10,135 10,278,510
Series 2024D-1 , RB , 5.00% , 11/01/39 .... 5,850 6,591,258
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/39 ................ 4,500 5,100,530
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/39 ................ 7,000 7,980,592
Series 2023E-1 , RB , 5.00% , 11/01/39 .... 16,135 17,956,683
Series 2021E-1 , RB , 4.00% , 02/01/40 .... 2,500 2,547,496
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/40 ................ 2,750 3,153,902
Series 2017E-1 , RB , 5.00% , 02/01/40 .... 7,500 7,639,232
Series 2022F-1 , RB , 5.00% , 02/01/40 .... 1,350 1,491,860
Series 2021C-1 , RB , 4.00% , 05/01/40 .... 5,000 5,086,870
Series 2020C-1 , RB , 4.00% , 05/01/40 .... 1,000 1,017,374
Series C-3 , RB , 5.00% , 05/01/40 ....... 6,260 6,536,081
Series 2024G, Sub-Series G-1 , RB ,
5.00% , 05/01/40 ................ 10,510 11,794,155
Series 2024A-1 , RB , 5.00% , 05/01/40 .... 2,000 2,217,796
Series 2017A-1 , RB , 5.00% , 05/01/40 .... 3,200 3,208,963
Series 2024B , RB , 5.00% , 05/01/40 ..... 2,500 2,788,988
Series 2018A-3 , RB , 5.00% , 08/01/40 .... 5,000 5,138,724
Series 2019C-1 , RB , 4.00% , 11/01/40 .... 18,370 18,546,174
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/40 ................ 8,000 9,041,922
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/40 ................ 2,500 2,855,526
Series 2016F-3 , RB , 3.25% , 02/01/41 .... 8,535 7,821,986
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,665 4,012,320
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/41 ................ 2,500 2,842,154
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 2,000 2,028,222
Series 2020A-3 , RB , 4.00% , 05/01/41 .... 25,880 26,062,066
Series 2025D , RB , 5.00% , 05/01/41 ..... 7,265 8,154,478
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/41 ................ 3,000 3,367,300
Series C-3 , RB , 5.00% , 05/01/41 ....... 2,000 2,084,725
Series 2025I, Sub-Series I-1 , RB ,
5.00% , 05/01/41 ................ 5,000 5,639,988
Series 2026B , RB , 5.00% , 05/01/41 ..... 5,000 5,669,603
Series 2019A-1 , RB , 4.00% , 08/01/41 .... 2,000 2,010,327
Series 2018A-3 , RB , 5.00% , 08/01/41 .... 5,000 5,135,781
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020B-1 , RB , 4.00% , 11/01/41 .... USD 1,000 $ 1,007,968
Series 2025E , RB , 5.00% , 11/01/41 ..... 3,975 4,462,232
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/41 ................ 3,000 3,419,236
Series 2022C-1 , RB , 4.00% , 02/01/42 .... 4,230 4,247,151
Series 2021E-1 , RB , 4.00% , 02/01/42 .... 5,000 5,017,463
Series 2020A-3 , RB , 4.00% , 05/01/42 .... 6,795 6,804,820
Series C-3 , RB , 4.00% , 05/01/42 ....... 5,780 5,782,606
Series 2021C-1 , RB , 4.00% , 05/01/42 .... 7,770 7,797,264
Series 2025D , RB , 5.00% , 05/01/42 ..... 2,000 2,229,140
Series 2026B , RB , 5.00% , 05/01/42 ..... 5,500 6,189,925
Series 2022B-1 , RB , 4.00% , 08/01/42 .... 7,710 7,743,578
Series 2018A-3 , RB , 4.00% , 08/01/42 .... 4,750 4,750,552
Series 2018B-1 , RB , 4.00% , 08/01/42 .... 4,155 4,155,483
Series 2019A-1 , RB , 5.00% , 08/01/42 .... 3,040 3,174,748
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 6,425 7,126,048
Series 2020B-1 , RB , 4.00% , 11/01/42 .... 5,750 5,759,608
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 9,540 9,553,844
Series 2025E , RB , 5.00% , 11/01/42 ..... 7,500 8,368,316
Series 2021E-1 , RB , 4.00% , 02/01/43 .... 4,000 3,975,961
Series 2022F-1 , RB , 5.00% , 02/01/43 .... 1,000 1,075,607
Series 2017E-1 , RB , 5.00% , 02/01/43 .... 2,820 2,861,984
Series C-3 , RB , 4.00% , 05/01/43 ....... 5,000 4,946,291
Series 2020A-3 , RB , 4.00% , 05/01/43 .... 2,955 2,932,785
Series 2021C-1 , RB , 4.00% , 05/01/43 .... 5,000 4,970,701
Series 2024B , RB , 5.00% , 05/01/43 ..... 3,000 3,281,263
Series 2024G-1 , RB , 5.00% , 05/01/43 .... 4,000 4,396,123
Series 2026B , RB , 5.00% , 05/01/43 ..... 4,665 5,197,602
Series 2021D-1 , RB , 4.00% , 11/01/43 .... 13,000 12,914,421
Series 2025E , RB , 5.00% , 11/01/43 ..... 6,000 6,625,352
Series 2017E-1 , RB , 4.00% , 02/01/44 .... 2,195 2,156,438
Series 2017F-1 , RB , 4.00% , 05/01/44 .... 1,000 983,876
Series 2020A-3 , RB , 4.00% , 05/01/44 .... 11,000 10,850,320
Series 2025D , RB , 5.00% , 05/01/44 ..... 5,480 5,979,627
Series 2026B , RB , 5.00% , 05/01/44 ..... 7,750 8,521,990
Series 2024B , RB , 5.50% , 05/01/44 ..... 2,000 2,241,525
Series 2024F-1 , RB , 5.00% , 02/01/45 .... 8,045 8,643,821
Series 2023F-1 , RB , 5.00% , 02/01/45 .... 10,000 10,662,309
Series 2020C-1 , RB , 4.00% , 05/01/45 .... 5,250 5,111,138
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 11,000 11,835,501
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/45 ................ 3,595 3,882,153
Series 2026B , RB , 5.00% , 05/01/45 ..... 2,000 2,174,269
Series 2022B-1 , RB , 4.00% , 08/01/45 .... 18,165 17,695,678
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 3,500 3,564,016
Series 2023A-1 , RB , 5.00% , 08/01/45 .... 3,140 3,330,585
Series 2022B-1 , RB , 5.00% , 08/01/45 .... 16,000 16,791,879
Series 2020B-1 , RB , 4.00% , 11/01/45 .... 31,680 30,646,491
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 7,650 8,382,406
Series 2021E-1 , RB , 4.00% , 02/01/46 .... 30,580 29,387,784
Series 2025D , RB , 5.00% , 05/01/46 ..... 9,925 10,615,565
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/46 ................ 5,000 5,347,892
Series 2026, Sub-Series A-1 , RB ,
5.25% , 05/01/46 ................ 7,450 8,188,240
Series 2026C , RB , 5.00% , 11/01/46 ..... 1,250 1,348,858
Series 2022C-1 , RB , 4.00% , 02/01/47 .... 26,305 25,045,577
Series 2026, Sub-SeriesF-1 , RB ,
5.00% , 02/01/47 ................ 5,000 5,306,108
Series 2024F-1 , RB , 5.00% , 02/01/47 .... 30,090 31,612,698
Series 2024G-1 , RB , 5.00% , 05/01/47 .... 12,250 12,886,688
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/47 ................ 10,000 10,546,188
Series 2024B , RB , 5.50% , 05/01/47 ..... 2,500 2,721,297
Series 2021D-1 , RB , 4.00% , 11/01/47 .... 8,725 8,278,041

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020B-1 , RB , 4.00% , 11/01/47 .... USD 4,000 $ 3,745,007
Series 2024F-1 , RB , 5.00% , 02/01/48 .... 9,575 10,012,285
Series 2026, Sub-Series F-1 , RB ,
5.50% , 02/01/48 ................ 6,815 7,522,907
Series 2024C , RB , 5.25% , 05/01/48 ..... 6,855 7,296,762
Series 2022B-1 , RB , 4.00% , 08/01/48 .... 1,750 1,630,420
Series 2023A-1 , RB , 4.00% , 08/01/48 .... 14,595 13,725,894
Series 2023D-1 , RB , 5.25% , 11/01/48 .... 7,985 8,493,192
Series 2021E-1 , RB , 4.00% , 02/01/49 .... 1,000 926,928
Series 2025C, Sub-Series C-1 , RB ,
5.25% , 05/01/49 ................ 7,325 7,835,411
Series 2024G, Sub-Series G-1 , RB ,
5.25% , 05/01/49 ................ 2,405 2,564,484
Series 2025E , RB , 5.50% , 11/01/49 ..... 15,175 16,546,595
Series 2026, Sub-Series F-1 , RB ,
5.50% , 02/01/50 ................ 5,000 5,498,336
Series 2026, Sub-Series A-1 , RB ,
5.50% , 05/01/50 ................ 17,500 19,208,140
Series 2021D-1 , RB , 3.00% , 11/01/50 .... 3,675 2,751,239
Series 2021E-1 , RB , 3.00% , 02/01/51 .... 7,155 5,321,795
Series 2022F-1 , RB , 4.00% , 02/01/51 .... 5,425 4,969,754
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 7,245 6,594,657
Series 2022C-1 , RB , 5.00% , 02/01/51 .... 10,000 10,373,001
Series 2026B , RB , 5.00% , 05/01/51 ..... 5,000 5,237,332
Series 2026, Sub-Series F-1 , RB ,
5.25% , 02/01/52 ................ 2,500 2,675,409
Series 2024G-1 , RB , 5.00% , 05/01/52 .... 3,400 3,533,240
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/53 ................ 2,125 2,220,897
Series 2024F, Sub-Series F-1 , RB ,
5.25% , 02/01/53 ................ 1,500 1,586,306
Series 2024A-1 , RB , 4.00% , 05/01/53 .... 3,000 2,681,480
Series 2024B , RB , 4.38% , 05/01/53 ..... 25,000 24,083,845
Series 2025I, Sub-Series I-1 , RB ,
5.50% , 05/01/53 ................ 8,825 9,583,298
Series 2025E , RB , 4.13% , 11/01/53 ..... 9,490 8,880,753
Series 2025E , RB , 5.00% , 11/01/53 ..... 17,620 18,333,749
Series 2026B , RB , 5.25% , 05/01/55 ..... 23,495 25,035,410
Series 2026C , RB , 5.25% , 11/01/55 ..... 8,000 8,546,111
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/28 ( AGM ) 1,000 1,082,409
Series 2022A , RB , 5.00% , 11/15/32 ..... 1,000 1,148,607
Series 2022A , RB , 4.00% , 11/15/37 ..... 500 519,613
Series 2022A , RB , 4.00% , 11/15/41 ..... 2,000 2,035,799
Series 2024A , RB , 5.00% , 11/15/42 ..... 2,000 2,235,078
Series 2020A , RB , 4.00% , 11/15/45 ..... 10,555 10,430,008
Series 2020A , RB , 4.00% , 11/15/50 ..... 32,950 31,274,516
Series 2022A , RB , 4.00% , 11/15/52 ..... 12,825 12,130,533
Series 2020A , RB , 4.00% , 11/15/55 ..... 9,090 8,518,200
Series 2020A , RB , 3.25% , 11/15/60 ..... 1,000 742,945
Series 2020A , RB , 4.00% , 11/15/60 ..... 18,210 16,794,684
Series 2022A , RB , 4.00% , 11/15/61 ..... 5,000 4,621,166
New York State Dormitory Authority
Series 2005B , RB , 5.50% , 03/15/26 ( AMBAC ) 1,105 1,106,358
Series 2025B , RB , 5.00% , 07/01/26 ..... 2,275 2,296,997
Series 2025C , RB , 5.00% , 03/15/27 ...... 625 644,150
Series 2005B , RB , 5.50% , 03/15/27 ( AMBAC ) 2,335 2,418,458
Series 1998A , RB , 5.75% , 07/01/27 ( NPFGC ) 160 164,605
Series 2025A , RB , 5.00% , 10/01/27 ( AGC ) 2,520 2,636,841
Series 2018A , RB , 5.00% , 03/15/28 ..... 5 5,278
Series 2025C , RB , 5.00% , 03/15/28 ..... 1,250 1,323,879
Series 2005B , RB , 5.50% , 03/15/28 ( AMBAC ) 6,505 6,954,021
Series 2024A , RB , 5.00% , 07/01/28 ..... 25,000 26,323,423
Series 2025A , RB , 5.00% , 10/01/28 ..... 1,905 2,046,714
Series 2019D , RB , 5.00% , 02/15/29 ..... 9,705 10,538,084
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017B-2 , RB , 5.00% , 02/15/29 .... USD 11,700 $ 12,200,383
Series 2020A , RB , 5.00% , 03/15/29 ..... 7,950 8,651,175
Series 2025C , RB , 5.00% , 03/15/29 ..... 1,590 1,728,594
Series 2022A , RB , 5.00% , 03/15/29 ..... 5,000 5,440,991
Series 2019A , RB , 5.00% , 03/15/29 ..... 2,510 2,731,377
Series 2018E , RB , 5.00% , 03/15/29 ..... 5,200 5,582,077
Series 2025A , RB , 5.00% , 07/01/29 ..... 8,415 9,193,377
Series 2017B-GRP2 , RB , 5.00% , 02/15/30 1,425 1,483,067
Series 2017A , RB , 5.00% , 02/15/30 ..... 4,000 4,107,750
Series 2020A , RB , 5.00% , 03/15/30 ..... 5,000 5,568,784
Series 2021E , RB , 5.00% , 03/15/30 ..... 19,205 21,389,697
Series 2025C , RB , 5.00% , 03/15/30 ..... 2,260 2,517,090
Series 2022A , RB , 5.00% , 03/15/30 ..... 5,000 5,568,784
Series 2023A , RB , 5.00% , 03/15/30 ..... 12,535 13,960,940
Series 2021A , RB , 5.00% , 03/15/30 ..... 9,965 11,098,586
Series 2024B , RB , 5.00% , 03/15/30 ..... 3,000 3,346,204
Series 2016A , RB , 5.00% , 03/15/30 ..... 5,910 5,998,053
Series 2025A , RB , 5.00% , 10/01/30 ( AGC ) 2,225 2,513,146
Series 2019A , RB , 5.00% , 10/01/30 ( SAW ) 1,000 1,043,895
Series 2017A , RB , 5.00% , 02/15/31 ..... 5,000 5,132,297
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 2,000 2,080,328
Series 2022A , RB , 5.00% , 03/15/31 ..... 10,000 11,380,525
Series 2025C , RB , 5.00% , 03/15/31 ..... 2,985 3,397,087
Series 2017A , RB , 5.00% , 03/15/31 ..... 4,740 4,878,318
Series 2023A , RB , 5.00% , 03/15/31 ..... 26,000 29,589,365
Series 2018A , RB , 5.00% , 03/15/31 ..... 3,265 3,455,659
Series 2024A , RB , 5.00% , 03/15/31 ..... 2,570 2,924,795
Series 2019A , RB , 5.00% , 03/15/31 ..... 1,200 1,297,432
Series 2001-1 , RB , 5.50% , 07/01/31
( AMBAC ) ..................... 2,000 2,191,674
Series 2017B-2 , RB , 5.00% , 02/15/32 .... 1,200 1,247,496
Series 2017A , RB , 5.00% , 02/15/32 ..... 7,050 7,233,840
Series 2016A , RB , 5.00% , 03/15/32 ..... 1,065 1,080,466
Series 2025C , RB , 5.00% , 03/15/32 ..... 26,065 30,238,632
Series 2024A , RB , 5.00% , 03/15/32 ..... 5,565 6,456,090
Series 2020A , RB , 5.00% , 03/15/32 ..... 6,205 6,937,749
Series 2018A , RB , 5.00% , 03/15/32 ..... 4,815 5,120,430
Series 2025A , RB , 5.00% , 03/15/32 ..... 5,000 5,800,620
Series 2017B-2 , RB , 5.00% , 02/15/33 .... 2,000 2,076,825
Series 2019D , RB , 5.00% , 02/15/33 ..... 2,205 2,425,926
Series 2020A , RB , 5.00% , 03/15/33 ..... 12,500 13,923,928
Series 2018A , RB , 5.00% , 03/15/33 ..... 11,715 11,874,428
Series 2017A , RB , 5.00% , 03/15/33 ..... 2,000 2,057,302
Series 2021E , RB , 5.00% , 03/15/33 ..... 7,050 8,091,813
Series 2023A , RB , 5.00% , 03/15/33 ..... 1,000 1,175,333
Series 2025C , RB , 5.00% , 03/15/33 ..... 19,325 22,713,316
Series 2018C , RB , 5.00% , 03/15/33 ..... 10,950 11,568,860
Series 2025A , RB , 5.00% , 03/15/33 ..... 15,000 17,630,000
Series 2023A-2 , RB , 5.00% , 09/15/33 .... 14,690 17,332,232
Series 2019D , RB , 5.00% , 02/15/34 ..... 21,700 23,804,644
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 5,000 5,186,960
Series 2020A , RB , 4.00% , 03/15/34 ..... 15,620 16,405,477
Series 2019A , RB , 5.00% , 03/15/34 ..... 2,040 2,195,068
Series 2023A , RB , 5.00% , 03/15/34 ..... 7,515 8,826,284
Series 2017A , RB , 5.00% , 03/15/34 ..... 2,000 2,056,233
Series 2025A , RB , 5.00% , 07/01/34 ..... 5,000 5,919,892
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,106,564
Series 2015E , RB , 3.25% , 03/15/35 ..... 25,000 25,001,455
Series 2020A , RB , 4.00% , 03/15/35 ..... 5,000 5,216,251
Series 2023A-1 , RB , 5.00% , 03/15/35 .... 16,170 18,897,965
Series 2021E , RB , 5.00% , 03/15/35 ..... 14,000 15,864,464
Series 2018E , RB , 5.00% , 03/15/35 ..... 10,190 10,866,303
Series 2021A , RB , 5.00% , 03/15/35 ..... 10,210 11,338,998
Series 2017A , RB , 5.00% , 03/15/35 ..... 5,000 5,137,346
Series 2022A , RB , 5.00% , 10/01/35 ( BAM ) 6,060 6,695,616

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025A , RB , 5.00% , 10/01/35 ( AGC ) USD 2,000 $ 2,390,736
Series 2017A , RB , 5.00% , 02/15/36 ..... 1,500 1,533,979
Series 2017B-2 , RB , 5.00% , 02/15/36 .... 2,020 2,089,367
Series 2025C , RB , 5.00% , 03/15/36 ..... 1,665 2,016,538
Series 2021A , RB , 5.00% , 03/15/36 ..... 10,000 11,052,344
Series 2019A , RB , 5.00% , 03/15/36 ..... 7,000 7,489,892
Series 2016A , RB , 5.00% , 03/15/36 ..... 10,500 10,629,944
Series 2018A , RB , 5.00% , 03/15/36 ..... 5,005 5,262,248
Series 2025B , RB , 4.00% , 07/01/36 ..... 5,075 5,441,826
Series 2017A , RB , 4.00% , 07/01/36 ..... 5,000 5,053,586
Series 2016A , RB , 5.00% , 07/01/36 ..... 1,275 1,284,267
Series 2019D , RB , 4.00% , 02/15/37 ..... 2,500 2,565,082
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 6,215 6,417,617
Series 2021E , RB , 4.00% , 03/15/37 ..... 11,000 11,465,167
Series 2020A , RB , 4.00% , 03/15/37 ..... 9,750 10,033,690
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,505 1,605,161
Series 2018A , RB , 4.00% , 07/01/37 ..... 14,710 14,973,465
Series 2024A , RB , 5.00% , 10/01/37 ..... 650 739,655
Series 2019D , RB , 4.00% , 02/15/38 ..... 2,000 2,043,068
Series 2017B , RB , 5.00% , 02/15/38 ..... 1,960 2,021,065
Series 2020A , RB , 3.00% , 03/15/38 ..... 8,000 7,641,110
Series 2018E , RB , 5.00% , 03/15/38 ..... 10,000 10,577,301
Series 2024A , RB , 5.00% , 10/01/38 ..... 1,000 1,130,175
Series 2018B , RB , 5.00% , 10/01/38 ..... 10,700 11,187,235
Series 2019D , RB , 4.00% , 02/15/39 ..... 4,415 4,496,197
Series 2017B , RB , 5.00% , 02/15/39 ..... 3,000 3,090,052
Series 2020A , RB , 3.00% , 03/15/39 ..... 18,005 16,957,035
Series 2021E , RB , 4.00% , 03/15/39 ..... 11,230 11,535,942
Series 2019A , RB , 5.00% , 03/15/39 ..... 4,250 4,513,246
Series 2023A , RB , 5.00% , 03/15/39 ..... 1,115 1,261,856
Series 2023A-1 , RB , 5.00% , 03/15/39 .... 10,000 11,310,303
Series 2018C , RB , 5.00% , 03/15/39 ..... 1,500 1,567,106
Series 2025C , RB , 5.00% , 03/15/39 ..... 3,335 3,901,083
Series 2018A , RB , 5.25% , 03/15/39 ..... 6,100 6,453,253
Series 2016A , RB , 4.00% , 07/01/39 ..... 5,170 5,178,299
Series 2021A , RB , 4.00% , 07/01/39 ..... 4,750 4,867,848
Series 2025A , RB , 5.00% , 07/01/39 ..... 4,900 5,787,675
Series 2024A , RB , 5.00% , 10/01/39 ..... 850 952,418
Series 2016A , RB , 5.00% , 02/15/40 ..... 3,000 3,024,437
Series 2022A , RB , 4.00% , 03/15/40 ..... 6,155 6,275,276
Series 2018E , RB , 5.00% , 03/15/40 ..... 4,000 4,217,286
Series 2025A , RB , 5.00% , 03/15/40 ..... 2,000 2,331,961
Series 2025C , RB , 5.00% , 03/15/40 ..... 2,535 2,942,064
Series 2021A , RB , 4.00% , 07/01/40 ..... 13,530 13,776,603
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... 530 635,838
Series 2025A , RB , 5.00% , 10/01/40 ..... 1,750 1,984,051
Series 2016A , RB , 5.00% , 02/15/41 ..... 2,320 2,337,642
Series 2021E , RB , 3.00% , 03/15/41 ..... 10,250 9,304,219
Series 2020A , RB , 3.00% , 03/15/41 ..... 7,500 6,808,484
Series 2021A , RB , 4.00% , 03/15/41 ..... 3,995 4,045,682
Series 2022A , RB , 5.00% , 03/15/41 ..... 1,000 1,091,614
Series 2018E , RB , 5.00% , 03/15/41 ..... 5,000 5,261,833
Series 2025C , RB , 5.00% , 03/15/41 ..... 1,100 1,264,081
Series 2018A , RB , 5.00% , 03/15/41 ..... 3,500 3,648,346
Series 2024A , RB , 5.00% , 03/15/41 ..... 5,500 6,207,102
Series 2025A , RB , 5.00% , 03/15/41 ..... 4,000 4,621,586
Series 2021A , RB , 3.00% , 07/01/41 ..... 5,000 4,620,148
Series 2018A , RB , 4.00% , 07/01/41 ..... 1,000 1,006,785
Series 2016A , RB , 4.00% , 07/01/41 ..... 1,000 1,000,761
Series 2017B , RB , 5.00% , 02/15/42 ..... 1,000 1,023,968
Series 2020A , RB , 3.00% , 03/15/42 ..... 19,235 17,080,522
Series 2021A , RB , 4.00% , 03/15/42 ..... 13,515 13,614,357
Series 2021E , RB , 4.00% , 03/15/42 ..... 5,605 5,653,503
Series 2017A , RB , 5.00% , 03/15/42 ..... 1,500 1,529,448
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018A , RB , 5.00% , 03/15/42 ..... USD 4,210 $ 4,378,502
Series 2025A , RB , 5.00% , 03/15/42 ..... 4,000 4,569,603
Series 2019A , RB , 5.00% , 07/01/42 ..... 18,785 19,769,856
Series 2021A , RB , 4.00% , 03/15/43 ..... 18,415 18,449,843
Series 2020A , RB , 4.00% , 03/15/43 ..... 5,000 5,008,597
Series 2018A , RB , 4.00% , 03/15/43 ..... 5,000 4,995,090
Series 2025C , RB , 5.00% , 03/15/43 ..... 4,290 4,796,542
Series 2024A , RB , 5.00% , 03/15/43 ..... 5,050 5,565,148
Series 2025A , RB , 5.00% , 03/15/43 ..... 3,415 3,850,655
Series 2019A , RB , 5.00% , 03/15/43 ..... 2,525 2,653,313
Series 2017A , RB , 5.00% , 03/15/43 ..... 1,000 1,017,784
Series 2017B , RB , 4.00% , 02/15/44 ..... 1,425 1,402,310
Series 2020A , RB , 4.00% , 03/15/44 ..... 5,000 4,932,241
Series 2021E , RB , 4.00% , 03/15/44 ..... 17,500 17,260,586
Series 2021A , RB , 5.00% , 03/15/44 ..... 6,115 6,431,766
Series 2017A , RB , 5.00% , 03/15/44 ..... 10,000 10,160,479
Series 2025A , RB , 5.00% , 03/15/44 ..... 1,875 2,080,404
Series 2025C , RB , 5.00% , 03/15/44 ..... 7,500 8,264,402
Series 2024A , RB , 5.00% , 03/15/44 ..... 5,495 5,979,454
Series 2018A , RB , 5.00% , 03/15/44 ..... 9,000 9,313,089
Series 2021E , RB , 4.00% , 03/15/45 ..... 5,000 4,854,137
Series 2018A , RB , 5.00% , 03/15/45 ..... 1,300 1,340,645
Series 2019A , RB , 5.00% , 03/15/45 ..... 1,695 1,768,303
Series 2024A , RB , 5.00% , 03/15/45 ..... 7,250 7,806,913
Series 2025A , RB , 5.00% , 03/15/45 ..... 2,500 2,732,202
Series 2019A , RB , 4.00% , 07/01/45 ..... 12,350 12,232,902
Series 2020A , RB , 4.00% , 03/15/46 ..... 4,905 4,704,476
Series 2021E , RB , 4.00% , 03/15/46 ..... 11,000 10,535,306
Series 2019A , RB , 5.00% , 03/15/46 ..... 1,300 1,348,565
Series 2024A , RB , 5.00% , 03/15/46 ..... 13,510 14,399,188
Series 2025C , RB , 5.25% , 03/15/46 ..... 2,500 2,747,215
Series 2021A , RB , 4.00% , 07/01/46 ..... 3,000 2,927,093
Series A-2 , RB , 5.00% , 10/01/46 ....... 3,000 3,297,608
Series 2019D , RB , 4.00% , 02/15/47 ..... 63,585 60,673,678
Series 2024A , RB , 4.00% , 03/15/47 ..... 6,490 6,178,966
Series 2018A , RB , 4.00% , 03/15/47 ..... 6,500 6,205,756
Series 2019A , RB , 5.00% , 03/15/47 ..... 4,780 4,942,814
Series 2022A , RB , 4.00% , 07/01/47 ..... 940 855,488
Series A , RB , 5.00% , 10/01/47 ......... 2,500 2,840,725
Series 2021E , RB , 4.00% , 03/15/48 ..... 7,570 7,177,299
Series 2018A , RB , 4.00% , 03/15/48 ..... 950 903,302
Series 2018E , RB , 5.00% , 03/15/48 ..... 2,800 2,888,028
Series 2024A , RB , 5.25% , 03/15/48 ..... 2,595 2,782,935
Series 2018A , RB , 5.00% , 07/01/48 ..... 1,250 1,302,312
Series 2018A , RB , 5.00% , 10/01/48 ..... 5,500 6,200,506
Series 2019D , RB , 3.00% , 02/15/49 ..... 5,250 3,970,390
Series 2019D , RB , 4.00% , 02/15/49 ..... 3,550 3,366,703
Series 2020A , RB , 3.00% , 03/15/49 ..... 14,820 11,199,502
Series 2022A , RB , 4.00% , 03/15/49 ..... 6,280 5,925,663
Series 2025A , RB , 5.00% , 03/15/49 ..... 18,755 19,786,840
Series 2021A , RB , 5.00% , 03/15/49 ..... 5,645 5,811,245
Series 2024A , RB , 5.00% , 03/15/49 ..... 18,970 19,976,237
Series 2024B , RB , 5.00% , 03/15/49 ..... 6,000 6,343,938
Series 2019C , RB , 4.00% , 07/01/49 ..... 11,000 10,393,841
Series 2019A , RB , 5.00% , 07/01/49 ..... 17,285 17,784,606
Series 2024A , RB , 5.00% , 03/15/50 ..... 10,000 10,496,708
Series 2025A , RB , 5.25% , 03/15/50 ..... 12,400 13,356,985
Series 2025C , RB , 5.25% , 03/15/50 ..... 2,500 2,690,910
Series 2020 , RB , 4.00% , 07/01/50 ...... 5,000 4,473,426
Series 2020A , RB , 4.00% , 07/01/50 ..... 1,500 1,421,238
Series 2020A , RB , 5.00% , 07/01/50 ..... 6,500 6,735,205
Series 2019B , RB , 5.00% , 07/01/50 ..... 17,920 18,434,017
Series 2020A , RB , 5.00% , 10/01/50 ..... 1,000 1,119,131
Series 2021E , RB , 3.00% , 03/15/51 ..... 27,350 20,245,526
Series 2024B , RB , 5.00% , 03/15/51 ..... 9,780 10,264,652

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024A , RB , 5.00% , 03/15/51 ..... USD 22,000 $ 23,022,701
Series 2021A , RB , 5.00% , 07/01/51 ..... 5,000 5,164,558
Series 2024A , RB , 5.25% , 03/15/52 ..... 9,485 10,051,646
Series 2025C , RB , 5.50% , 03/15/53 ..... 12,365 13,462,985
Series 2023A , RB , 5.00% , 07/01/53 ..... 4,155 4,321,882
Series 2024B , RB , 4.00% , 03/15/54 ..... 5,000 4,644,945
Series 2025A , RB , 5.00% , 03/15/54 ..... 10,000 10,416,486
Series 2024A , RB , 5.50% , 07/01/54 ..... 32,525 35,493,446
Series 2024A , RB , 5.00% , 03/15/55 ..... 7,000 7,296,437
Series 2025C , RB , 5.00% , 03/15/55 ..... 5,000 5,212,254
Series 2025A , RB , 5.00% , 03/15/55 ..... 8,000 8,371,271
New York State Environmental Facilities Corp.
Series 2026A , RB , 5.00% , 06/15/28
(b)
.... 930 991,394
Series 2016A , RB , 5.00% , 06/15/31 ..... 3,055 3,079,314
Series 2016A , RB , 5.00% , 06/15/35 ..... 4,945 4,979,776
Series 2026A , RB , 5.00% , 06/15/35
(b)
.... 3,650 4,422,285
Series 2026A , RB , 5.00% , 06/15/36
(b)
.... 2,050 2,502,422
Series 2024A , RB , 5.00% , 06/15/38 ..... 2,000 2,324,080
Series 2016A , RB , 5.00% , 06/15/41 ..... 2,050 2,060,571
Series 2017E , RB , 5.00% , 06/15/42 ..... 5,000 5,112,313
Series 2017A , RB , 5.00% , 06/15/42 ..... 2,140 2,188,070
Series 2018B , RB , 5.00% , 06/15/43 ..... 10,000 10,352,556
Series 2016A , RB , 4.00% , 06/15/46 ..... 1,545 1,517,891
Series 2022A , RB , 4.00% , 06/15/47 ..... 15,000 14,797,852
Series 2017E , RB , 5.00% , 06/15/47 ..... 19,095 19,345,005
Series 2024A , RB , 5.00% , 06/15/47 ..... 5,645 6,090,352
Series 2022B , RB , 5.00% , 09/15/47 ..... 5,000 5,306,932
Series 2018B , RB , 5.00% , 06/15/48 ..... 11,310 11,616,308
Series 2019B , RB , 4.00% , 06/15/49 ..... 2,500 2,432,942
Series 2024A , RB , 5.00% , 06/15/49 ..... 2,115 2,264,361
Series 2020B , RB , 3.00% , 10/15/50 ..... 8,725 6,714,580
New York State Thruway Authority
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 5,000 5,005,253
Series 2026A , RB , 5.00% , 01/01/27 ..... 675 691,559
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 39,000 40,194,987
Series 2022A , RB , 5.00% , 03/15/28 ..... 5,005 5,294,631
Series Q , RB , 5.00% , 01/01/29 ........ 4,390 4,755,853
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 5,000 5,429,669
Series 2022A , RB , 5.00% , 03/15/30 ..... 10,000 11,121,151
Series Q , RB , 5.00% , 01/01/31 ........ 20,000 22,749,112
Series 2022A , RB , 5.00% , 03/15/31 ..... 16,000 18,176,053
Series L , RB , 5.00% , 01/01/33 ......... 1,000 1,048,653
Series 2022A , RB , 5.00% , 03/15/33 ..... 1,475 1,716,473
Series 2025A , RB , 5.00% , 03/15/34 ..... 33,330 39,711,712
Series L , RB , 4.00% , 01/01/36 ......... 1,000 1,019,025
Series 2019B , RB , 5.00% , 01/01/36 ..... 2,000 2,163,101
Series 2019B , RB , 4.00% , 01/01/37 ..... 1,750 1,799,489
Series 2026A , RB , 5.00% , 01/01/37 ..... 475 570,642
Series 2025A , RB , 5.00% , 03/15/37 ..... 10,445 12,440,944
Series 2019B , RB , 4.00% , 01/01/38 ..... 5,500 5,632,785
Series 2026A , RB , 5.00% , 01/01/38 ..... 715 848,593
Series 2025A , RB , 5.00% , 03/15/38 ..... 8,540 10,062,472
Series 2019B , RB , 4.00% , 01/01/39 ..... 3,685 3,754,485
Series 2019B , RB , 4.00% , 01/01/40 ..... 2,000 2,029,143
Series 2026A , RB , 5.00% , 01/01/40 ..... 1,105 1,290,021
Series 2019B , RB , 4.00% , 01/01/41 ..... 2,000 2,022,705
Series 2026A , RB , 5.00% , 01/01/41 ..... 1,100 1,269,154
Series 2021A-1 , RB , 4.00% , 03/15/41 .... 7,190 7,271,326
Series 2026A , RB , 5.00% , 01/01/42 ..... 1,350 1,538,870
Series N , RB , 4.00% , 01/01/43 ......... 5,660 5,679,315
Series 2026A , RB , 5.00% , 01/01/43 ..... 1,400 1,573,667
Series 2026A , RB , 5.00% , 01/01/44 ..... 1,250 1,386,424
Series 2022A , RB , 4.00% , 03/15/44 ..... 40,000 40,186,948
Series 2019B , RB , 4.00% , 01/01/45 ..... 29,555 28,666,946
Series N , RB , 4.00% , 01/01/45 ......... 6,240 6,100,074
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A-1 , RB , 4.00% , 03/15/45 .... USD 17,080 $ 16,912,469
Series 2019B , RB , 3.00% , 01/01/46 ..... 2,500 1,965,338
Series 2021A-1 , RB , 4.00% , 03/15/46 .... 5,315 5,174,326
Series N , RB , 4.00% , 01/01/47 ......... 4,000 3,765,121
Series 2025A , RB , 5.00% , 03/15/47 ..... 5,000 5,333,102
Series O , RB , 4.00% , 01/01/48 ........ 5,845 5,467,307
Series 2022A , RB , 5.00% , 03/15/48 ..... 66,125 69,237,874
Series N , RB , 3.00% , 01/01/49 ......... 3,000 2,294,112
Series P , RB , 5.00% , 01/01/49 ......... 1,500 1,589,950
Series 2022A , RB , 4.00% , 03/15/49 ..... 6,570 6,245,036
Series 2019B , RB , 4.00% , 01/01/50 ..... 13,500 12,292,535
Series 2019B , RB , 4.00% , 01/01/50 ..... 2,500 2,315,102
Series 2021A-1 , RB , 3.00% , 03/15/50 .... 6,000 4,517,153
Series 2022A , RB , 4.00% , 03/15/51 ..... 21,695 20,408,671
Series 2019B , RB , 4.00% , 01/01/53 ..... 10,155 9,108,118
Series 2022C , RB , 5.00% , 03/15/53 ..... 14,000 14,526,981
Series 2022C , RB , 5.00% , 03/15/54 ..... 5,000 5,187,125
Series 2025B , RB , 5.00% , 03/15/55 ..... 10,050 10,476,631
Series 2016A , RB , 4.00% , 01/01/56 ..... 1,000 886,694
Series 2026A , RB , 5.00% , 01/01/56 ..... 2,405 2,516,687
Series 2026A , RB , 5.25% , 01/01/56 ..... 1,000 1,069,497
Series 2022C , RB , 4.13% , 03/15/56 ..... 8,000 7,532,278
Onondaga Civic Development Corp., Series
2025, RB, 5.50%, 12/01/56 .......... 7,000 7,693,869
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/43 ...... 1,000 1,057,041
Series 2019 , RB , 5.00% , 12/01/45 ...... 1,500 1,568,686
Series 2019 , RB , 4.00% , 12/01/49 ...... 2,500 2,359,253
Port Authority of New York & New Jersey
Series 85 , RB , 5.38% , 03/01/28 ........ 850 884,078
Series 243 , RB , 5.00% , 12/01/28 ....... 1,165 1,259,389
Series 209 , RB , 5.00% , 07/15/29 ....... 4,000 4,264,255
Series 243 , RB , 5.00% , 12/01/29 ....... 3,000 3,329,759
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,632,842
Series 243 , RB , 5.00% , 12/01/30 ....... 5,135 5,830,955
Series 248 , RB , 5.00% , 01/15/31 ....... 1,000 1,137,570
Series 213 , RB , 5.00% , 09/01/31 ....... 10,295 11,280,424
Series 250 , RB , 5.00% , 10/15/31 ....... 10,000 11,555,315
Series 230 , RB , 3.00% , 12/01/31 ....... 5,000 5,173,439
Series 243 , RB , 5.00% , 12/01/31 ....... 4,465 5,172,711
Series 248 , RB , 5.00% , 01/15/32 ....... 1,000 1,159,529
Series 209 , RB , 5.00% , 07/15/32 ....... 3,080 3,277,973
Series 222 , RB , 5.00% , 07/15/32 ....... 1,000 1,112,590
Series 230 , RB , 3.00% , 12/01/32 ....... 3,000 3,097,323
Series 213 , RB , 5.00% , 09/01/33 ....... 1,505 1,641,576
Series 213 , RB , 5.00% , 09/01/34 ....... 5,000 5,442,230
Series 209 , RB , 5.00% , 07/15/35 ....... 1,000 1,060,467
Series 213 , RB , 5.00% , 09/01/36 ....... 3,100 3,356,314
Series 250 , RB , 5.00% , 10/15/36 ....... 5,000 6,052,829
Series 243 , RB , 5.00% , 12/01/36 ....... 5,500 6,430,411
Series 243 , RB , 5.00% , 12/01/37 ....... 2,875 3,336,976
Series 222 , RB , 4.00% , 07/15/38 ....... 9,430 9,738,763
Series 243 , RB , 5.00% , 12/01/38 ....... 4,250 4,895,111
Series 212 , RB , 4.00% , 09/01/39 ....... 2,000 2,040,451
Series 217 , RB , 4.00% , 11/01/39 ....... 2,000 2,041,033
Series 243 , RB , 5.00% , 12/01/39 ....... 1,950 2,229,758
Series 224 , RB , 4.00% , 07/15/40 ....... 3,850 3,963,388
Series 244 , RB , 5.00% , 07/15/40 ....... 4,590 5,272,700
Series 224 , RB , 4.00% , 07/15/41 ....... 8,270 8,469,194
Series 198 , RB , 5.00% , 11/15/41 ....... 9,475 9,590,307
Series 183 , RB , 4.00% , 12/15/41 ....... 1,000 1,000,126
Series 205 , RB , 5.00% , 11/15/42 ....... 2,655 2,746,602
Series 241 , RB , 5.00% , 07/15/43 ....... 9,000 9,936,212
Series 251 , RB , 5.00% , 08/15/45 ....... 750 830,018
Series 251 , RB , 5.00% , 08/15/46 ....... 1,000 1,093,217

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 198 , RB , 5.00% , 11/15/46 ....... USD 8,190 $ 8,260,598
Series 244 , RB , 5.00% , 07/15/49 ....... 15,900 16,895,318
Series 216 , RB , 4.00% , 09/01/49 ....... 14,060 13,333,226
Series 217 , RB , 4.00% , 11/01/49 ....... 16,565 15,693,994
Series 224 , RB , 4.00% , 07/15/51 ....... 7,670 7,243,075
Series 251 , RB , 5.00% , 08/15/51 ....... 1,430 1,518,518
Series 230 , RB , 5.25% , 12/01/52 ....... 2,500 2,670,976
Series 240 , RB , 5.00% , 07/15/53 ....... 5,000 5,227,386
Series 244 , RB , 5.00% , 07/15/54 ....... 28,900 30,369,241
Series 245 , RB , 5.00% , 09/01/54 ....... 7,330 7,706,844
Series 248 , RB , 5.00% , 01/15/55 ....... 4,000 4,198,851
Series 251 , RB , 5.25% , 08/15/56 ....... 7,000 7,544,896
Series 200 , RB , 5.00% , 04/15/57 ....... 3,000 3,030,391
Series 205 , RB , 5.00% , 05/15/57 ....... 2,000 2,030,479
Series 224 , RB , 4.00% , 07/15/61 ....... 2,500 2,291,672
Series 93 , RB , 6.13% , 06/01/94 ........ 500 501,010
Suffolk County Water Authority
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,035 1,036,433
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,000 3,038,483
Triborough Bridge & Tunnel Authority
Series 2005B-3 , RB , VRDN, ( Bank of
America NA LOC ), 2.00% , 03/03/26
(a)
.. 1,375 1,375,000
Series 2005B-2 , RB , VRDN, ( Bank of
America NA LOC ), 1.87% , 03/10/26
(a)
.. 20,000 20,000,000
Series 2021A-2 , RB , VRDN,
2.00% , 05/15/26
(a)
............... 2,885 2,882,767
Series 2021B-2 , RB , VRDN,
5.00% , 05/15/26
(a)
............... 2,000 2,010,475
Series 2021C-1B , RB , VRDN,
5.00% , 05/15/26
(a)
............... 2,500 2,513,094
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 5,190 5,408,489
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,216,115
Series 2021A-2 , RB , VRDN,
2.00% , 05/15/28
(a)
............... 4,165 4,053,169
Series 2022B , RB , 5.00% , 05/15/28 ..... 20,335 21,648,354
Series 2023B , RB , 5.00% , 11/15/28 ..... 5,000 5,356,165
Series 2025A , RB , 5.00% , 12/01/28 ..... 1,345 1,451,983
Series 2025A , RB , 5.00% , 12/01/29 ..... 1,045 1,156,951
Series 2022B , RB , 5.00% , 05/15/30 ..... 9,055 10,134,129
Series 2013A , RB , 0.00% , 11/15/30
(c)
.... 10,800 9,511,430
Series 2018B , RB , 5.00% , 11/15/30 ..... 1,000 1,132,016
Series B , RB , 5.00% , 11/15/30 ......... 3,380 3,496,379
Series 2023B , RB , 5.00% , 11/15/30 ..... 5,000 5,628,914
Series 2013A , RB , 0.00% , 11/15/31
(c)
.... 2,000 1,706,935
Series 2023A , RB , 5.00% , 11/15/31 ..... 5,000 5,764,046
Series B , RB , 5.00% , 11/15/31 ......... 1,055 1,091,097
Series 2018B , RB , 5.00% , 11/15/31 ..... 1,000 1,152,809
Series 2025A , RB , 5.00% , 12/01/31 ..... 1,000 1,155,978
Series 2013A , RB , 0.00% , 11/15/32
(c)
.... 1,800 1,484,072
Series 2012B , RB , 0.00% , 11/15/32
(c)
.... 14,650 12,158,782
Series 2022E-2B , RB , 5.00% , 11/15/32 ... 3,000 3,494,227
Series 2023A , RB , 5.00% , 11/15/32 ..... 3,000 3,514,374
Series 2021C-2 , RB , 3.00% , 05/15/33 .... 3,000 3,049,070
Series 2023B , RB , 5.00% , 11/15/33 ..... 2,250 2,672,483
Series 2025A-2 , RB , 5.00% , 11/15/34 .... 5,000 6,002,519
Series 2023A , RB , 5.00% , 11/15/34 ..... 3,825 4,463,465
Series 2023C , RB , 5.00% , 11/15/35 ..... 5,000 5,891,411
Series 2023A , RB , 5.00% , 11/15/35 ..... 3,445 3,993,109
Series 2018C , RB , 5.00% , 11/15/35 ..... 3,000 3,200,501
Series B , RB , 5.00% , 11/15/35 ......... 2,000 2,062,693
Series 2024C , RB , 5.00% , 11/15/36 ..... 24,000 28,456,394
Series B , RB , 5.00% , 11/15/36 ......... 2,175 2,240,486
Series 2025A , RB , 5.00% , 12/01/36 ..... 750 901,361
Series 2024C , RB , 5.00% , 11/15/37 ..... 15,000 17,550,504
Series B , RB , 5.00% , 11/15/37 ......... 2,010 2,069,446
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025A-2 , RB , 5.00% , 11/15/38 .... USD 7,000 $ 8,161,556
Series B , RB , 5.00% , 11/15/38 ......... 1,360 1,397,957
Series 2019C , RB , 4.00% , 11/15/40 ..... 6,000 6,058,849
Series 2023C , RB , 5.25% , 11/15/40 ..... 5,000 5,727,689
Series 2022A , RB , 4.00% , 05/15/41 ..... 1,000 1,017,991
Series 2023C , RB , 5.00% , 11/15/41 ..... 5,000 5,604,576
Series 2025A , RB , 5.00% , 12/01/41 ..... 1,000 1,136,469
Series 2017C-2 , RB , 5.00% , 11/15/42 .... 3,715 3,839,412
Series A , RB , 5.00% , 11/15/42 ......... 1,000 1,023,816
Series 2023C , RB , 5.25% , 11/15/42 ..... 7,750 8,733,100
Series 2025A , RB , 5.00% , 12/01/42 ..... 1,250 1,402,934
Series 2023C , RB , 5.00% , 11/15/43 ..... 4,000 4,395,972
Series 2025A , RB , 5.00% , 12/01/43 ..... 1,000 1,105,680
Series 2025A-1 , RB , 5.00% , 11/15/44 .... 1,500 1,651,191
Series 2019C , RB , 3.00% , 11/15/45 ..... 17,745 14,528,678
Series 2018A , RB , 5.00% , 11/15/45 ..... 4,100 4,218,848
Series 2021A-1 , RB , 4.00% , 05/15/46 .... 4,935 4,815,113
Series 2021C-1A , RB , 4.00% , 05/15/46 ... 8,305 8,092,174
Series 2016A , RB , 5.00% , 11/15/46 ..... 7,900 7,914,175
Series 2025A , RB , 5.00% , 12/01/46 ..... 3,735 3,984,630
Series 2022D-2 , RB , 4.50% , 05/15/47 .... 7,000 7,048,806
Series 2024A , RB , 5.00% , 05/15/47 ..... 11,645 12,345,781
Series 2018A , RB , 4.00% , 11/15/47 ..... 3,000 2,849,162
Series A , RB , 5.00% , 11/15/47 ......... 7,185 7,285,482
Series 2025A-1 , RB , 5.00% , 11/15/47 .... 6,230 6,645,543
Series 2018A , RB , 4.00% , 11/15/48 ..... 6,000 5,606,626
Series 2024A , RB , 5.00% , 05/15/49 ..... 11,010 11,576,287
Series 2019A , RB , 5.00% , 11/15/49 ..... 28,080 28,733,472
Series 2021C-3 , RB , 3.00% , 05/15/51 .... 2,000 1,488,166
Series 2022A , RB , 4.00% , 05/15/51 ..... 6,800 6,293,513
Series 2024A , RB , 5.00% , 05/15/51 ..... 40,030 41,831,146
Series 2021C-1A , RB , 5.00% , 05/15/51 ... 420 437,125
Series 2021A-1 , RB , 5.00% , 05/15/51 .... 39,000 40,465,136
Series 2022C , RB , 4.13% , 05/15/52 ..... 5,000 4,645,611
Series 2022D-2 , RB , 4.50% , 05/15/52 .... 7,465 7,396,089
Series 2022A , RB , 5.00% , 05/15/52 ..... 31,725 35,408,587
Series 2022C , RB , 5.25% , 05/15/52 ..... 4,000 4,193,052
Series 2022D-2 , RB , 5.50% , 05/15/52 .... 33,750 36,038,881
Series 2022A , RB , 4.00% , 11/15/52 ..... 3,000 2,749,993
Series 2024A , RB , 5.00% , 05/15/54 ..... 2,000 2,081,010
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 17,770 18,839,352
Series 2020A , RB , 4.00% , 11/15/54 ..... 2,805 2,543,251
Series 2020A , RB , 5.00% , 11/15/54 ..... 4,000 4,141,086
Series 2025A , RB , 5.25% , 12/01/54 ..... 11,615 12,386,423
Series 2022A , RB , 5.50% , 11/15/57 ..... 3,000 3,203,736
Series 2025A , RB , 5.50% , 12/01/59 ..... 13,975 15,039,339
Triborough Bridge & Tunnel Authority Sales Tax
Series 2023A , RB , 5.00% , 05/15/42 ..... 1,335 1,469,848
Series 2023A , RB , 4.00% , 05/15/48 ..... 4,000 3,778,758
Series 2023A , RB , 5.00% , 05/15/48 ..... 1,750 1,833,192
Series 2022A , RB , 5.25% , 05/15/52 ..... 3,000 3,172,742
Series 2023A , RB , 4.13% , 05/15/53 ..... 5,000 4,705,167
Series 2023A , RB , 5.00% , 05/15/53 ..... 4,175 4,324,603
Series 2024A-1 , RB , 4.00% , 05/15/54 .... 5,500 5,066,072
Series 2024A-1 , RB , 5.00% , 05/15/54 .... 9,535 9,905,967
Series 2023A , RB , 4.25% , 05/15/58 ..... 5,000 4,746,691
Series 2023A , RB , 4.50% , 05/15/63 ..... 10,000 9,820,356
Series 2023A , RB , 5.50% , 05/15/63 ..... 2,000 2,125,407
Series 2024A-1 , RB , 5.25% , 05/15/64 .... 18,500 19,427,477
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 06/15/28 ..... 2,085 2,100,507
Series 2016A , RB , 5.00% , 12/15/28 ..... 8,515 8,578,577
Series 2023TE-1 , RB , 5.00% , 06/15/29 ... 2,000 2,071,752
Series 2023TE-1 , RB , 5.00% , 12/15/29 ... 4,435 4,654,221
Series 2023TE-1 , RB , 5.00% , 06/15/30 ... 3,000 3,196,999

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023TE-1 , RB , 5.00% , 12/15/30 ... USD 1,500 $ 1,617,797
Series 2023TE-1 , RB , 5.00% , 06/15/31 ... 3,000 3,279,659
Series 2022TE-1 , RB , 5.00% , 12/15/33 ... 5,500 6,319,132
Series 2025TE-2 , RB , 5.00% , 12/15/33 ... 5,000 5,758,688
Series 2025TE-2 , RB , 5.00% , 12/15/37 ... 7,500 9,028,329
Series 2025TE-2 , RB , 5.00% , 12/15/38 ... 5,000 5,972,586
Series 2025TE-2 , RB , 5.00% , 12/15/41 ... 5,000 5,858,756
Series 2025TE-1 , RB , 5.00% , 12/15/43 ... 2,000 2,287,548
Series 2022TE-2 , RB , 5.00% , 12/15/49 ... 16,245 17,144,479
Series 2023TE-2 , RB , 5.00% , 12/15/50 ... 1,000 1,061,593
Series 2022TE-2 , RB , 5.00% , 09/15/52 ... 10,000 10,493,645
9,026,252,927
North Carolina — 1.1%
City of Charlotte
Series 2023A , RB , 5.00% , 07/01/48 ..... 2,000 2,106,490
Series 2023A , RB , 5.00% , 07/01/53 ..... 10,375 10,797,792
City of Charlotte Water & Sewer System
Series 2020 , RB , 5.00% , 07/01/31 ...... 6,875 7,688,156
Series 2024 , RB , 5.00% , 07/01/39 ...... 2,500 2,890,626
Series 2024 , RB , 5.00% , 07/01/40 ...... 1,650 1,894,850
Series 2024 , RB , 5.00% , 07/01/41 ...... 1,500 1,713,727
Series 2024 , RB , 5.00% , 07/01/49 ...... 3,500 3,749,589
Series 2024 , RB , 5.00% , 07/01/54 ...... 26,840 28,489,651
City of Fayetteville
Series 2023 , RB , 4.00% , 03/01/51 ...... 12,070 11,795,121
Series 2023 , RB , 5.00% , 03/01/53 ...... 13,115 13,642,365
Series 2025 , RB , 4.00% , 03/01/55 ...... 7,010 6,725,811
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/29 ................. 5,000 5,367,966
City of Greensboro Combined Water & Sewer
System, Series 2024B, RB, 5.00%, 06/01/54 20,000 21,075,704
City of Raleigh, Series 2024, RB,
5.00%, 10/01/32 ................. 5,960 6,915,305
City of Raleigh Combined Enterprise System,
Series 2026, RB, 5.00%, 12/01/56 ...... 3,000 3,206,083
City of Winston-Salem Water & Sewer System,
Series 2022, RB, 2.38%, 06/01/41 ...... 2,345 1,968,179
County of Durham, Series 2023, GO,
5.00%, 06/01/27 ................. 1,555 1,610,440
County of Guilford
Series 2025 , GO , 3.00% , 03/01/41 ...... 31,665 29,444,372
Series 2025 , GO , 3.00% , 03/01/42 ...... 21,645 19,665,911
County of Mecklenburg
Series 2022 , GO , 5.00% , 09/01/27 ...... 9,830 10,259,076
Series 2013A , GO , 5.00% , 12/01/27 ..... 1,670 1,754,836
Series 2022 , GO , 5.00% , 09/01/30 ...... 2,095 2,355,774
Series 2022 , GO , 5.00% , 09/01/33 ...... 5,000 5,818,565
Series 2022 , GO , 5.00% , 09/01/34 ...... 1,685 1,951,970
County of Union
Series 2023 , GO , 5.00% , 09/01/35 ...... 6,060 7,108,196
Series 2023 , GO , 5.00% , 09/01/38 ...... 6,280 7,208,638
County of Wake
Series 2023A , GO , 5.00% , 05/01/34 ..... 10,000 11,755,132
Series 2021 , RB , 3.00% , 03/01/36 ...... 1,920 1,922,842
Series 2023A , GO , 5.00% , 05/01/36 ..... 16,705 19,382,097
North Carolina Capital Facilities Finance Agency,
Series 2016B, RB, 5.00%, 07/01/42 ..... 2,000 2,020,633
North Carolina Municipal Power Agency No. 1
Series A , RB , 5.00% , 01/01/27 ......... 2,500 2,506,073
Series A , RB , 5.00% , 01/01/28 ......... 4,000 4,026,962
North Carolina State University at Raleigh,
Series 2020A, RB, 5.00%, 10/01/30 ..... 4,500 5,000,450
North Carolina Turnpike Authority
Series 2017 , RB , 5.00% , 01/01/31 ( AGM ) . 1,170 1,192,378
Security
Par (000)
Par (000) Value
North Carolina (continued)
Series 2018A , RB , 4.00% , 01/01/38 ..... USD 12,680 $ 12,884,639
Series 2018 , RB , 5.00% , 01/01/40 ...... 2,000 2,085,630
Series 2018 , RB , 4.00% , 01/01/41 ...... 2,000 2,019,138
Series 2019 , RB , 0.00% , 01/01/44
(c)
..... 2,340 1,062,108
Series 2019 , RB , 5.00% , 01/01/44 ...... 2,000 2,072,300
Series 2019 , RB , 0.00% , 01/01/49
(c)
..... 2,500 839,212
Series 2019 , RB , 5.00% , 01/01/49 ...... 3,800 3,869,793
Series 2019 , RB , 5.00% , 01/01/49 ...... 2,415 2,459,044
Series A , RB , 5.00% , 01/01/54 ( AGM ) .... 3,500 3,584,674
Series 2019 , RB , 4.00% , 01/01/55 ...... 2,000 1,785,706
Series 2019 , RB , 4.00% , 01/01/55 ( AGM ) . 2,000 1,856,536
Series A , RB , 5.00% , 01/01/58 ......... 11,660 11,922,357
State of North Carolina
Series 2025B , RB , 5.00% , 05/01/26 ..... 2,755 2,767,860
Series 2020B , RB , 5.00% , 05/01/26 ..... 1,550 1,557,235
Series 2014B , RB , 5.00% , 06/01/26 ..... 1,065 1,072,521
Series 2016A , GO , 5.00% , 06/01/26 ..... 9,500 9,567,802
Series 2018A , GO , 5.00% , 06/01/26 ..... 2,015 2,029,381
Series 2020A , GO , 5.00% , 06/01/26 ..... 2,200 2,215,701
Series 2019 , RB , 5.00% , 03/01/27 ...... 7,050 7,253,074
Series 2025B , RB , 5.00% , 05/01/27 ..... 3,000 3,100,629
Series 2020B , RB , 5.00% , 05/01/27 ..... 2,000 2,067,086
Series 2025C , GO , 5.00% , 06/01/27 ..... 10,000 10,362,942
Series 2019B , GO , 5.00% , 06/01/27 ..... 1,500 1,554,441
Series 2020A , GO , 5.00% , 06/01/27 ..... 5,530 5,730,707
Series 2019 , RB , 5.00% , 03/01/28 ...... 19,000 20,071,362
Series 2017B , RB , 5.00% , 05/01/28 ..... 6,500 6,714,474
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,930 2,054,876
Series 2020B , RB , 5.00% , 05/01/29 ..... 1,500 1,633,810
Series 2017B , RB , 5.00% , 05/01/29 ..... 3,340 3,450,245
Series 2019B , GO , 5.00% , 06/01/29 ..... 1,025 1,119,878
Series 2017B , RB , 5.00% , 05/01/30 ..... 5,605 5,788,806
Series 2020B , RB , 5.00% , 05/01/30 ..... 10,915 12,175,109
Series 2019 , RB , 5.00% , 03/01/31 ...... 2,500 2,697,356
Series 2020B , RB , 5.00% , 05/01/31 ..... 1,545 1,717,616
Series 2021 , RB , 5.00% , 03/01/32 ...... 1,000 1,128,833
Series 2021A , RB , 5.00% , 05/01/32 ..... 7,855 9,115,206
Series 2019 , RB , 5.00% , 03/01/33 ...... 3,000 3,225,089
Series 2019A , RB , 4.00% , 05/01/33 ..... 1,000 1,046,832
Series 2020B , RB , 5.00% , 05/01/33 ..... 3,110 3,439,985
Series 2021 , RB , 4.00% , 03/01/34 ...... 2,000 2,124,483
Series 2019A , RB , 4.00% , 05/01/34 ..... 4,960 5,180,897
Series 2020B , RB , 5.00% , 05/01/34 ..... 2,500 2,757,530
Series 2025C , GO , 5.00% , 06/01/35 ..... 8,000 9,695,980
455,870,643
Ohio — 1.5%
American Municipal Power, Inc.
Series 2023A , RB , 5.00% , 02/15/27 ..... 810 829,486
Series 2021A , RB , 5.00% , 02/15/32 ..... 4,000 4,382,610
Series 2019C , RB , 5.00% , 02/15/33 ..... 2,000 2,182,557
Series 2019B , RB , 5.00% , 02/15/35 ..... 12,000 12,991,596
Series 2021A , RB , 4.00% , 02/15/36 ..... 4,360 4,514,154
Series 2023A , RB , 5.00% , 02/15/38 ..... 10,000 11,330,513
Series 2023A , RB , 5.00% , 02/15/39 ..... 7,000 7,845,181
Series 2017A , RB , 4.00% , 02/15/42 ..... 5,000 5,020,042
Cincinnati City School District, Series 2006, GO,
5.25%, 12/01/30 (NPFGC) ........... 1,000 1,134,372
City of Cleveland
Series 2025A , RB , 5.00% , 01/01/30 ..... 4,040 4,421,100
Series 2025A , RB , 5.00% , 01/01/31 ..... 5,000 5,594,530
City of Columbus
Series 2018A , GO , 5.00% , 04/01/26 ..... 4,625 4,635,615
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 1,645 1,660,625
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 1,015 1,043,010

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2018A , GO , 5.00% , 04/01/30 ..... USD 3,000 $ 3,218,328
Series 2023A , GO , 5.00% , 08/15/34 ..... 1,250 1,468,933
Series 2024A , GO , 5.00% , 08/15/35 ..... 5,000 5,949,208
Series 2024A , GO , 5.00% , 08/15/36 ..... 5,000 5,896,678
Series 2024A , GO , 5.00% , 08/15/37 ..... 7,700 8,993,120
Series 2024A , GO , 5.00% , 08/15/38 ..... 4,500 5,216,055
Series 2024A , GO , 5.00% , 08/15/39 ..... 3,250 3,740,225
Series 2024A , GO , 5.00% , 08/15/40 ..... 2,195 2,506,476
City of Columbus Sewerage
Series 2015 , RB , 5.00% , 06/01/30 ...... 1,565 1,575,280
Series 2015 , RB , 5.00% , 06/01/32 ...... 2,525 2,539,248
Columbus City School District
(b)
Series 2026A , GO , 5.00% , 12/01/26 ( SD
CRED PROG ) .................. 2,150 2,194,729
Series 2026A , GO , 5.00% , 12/01/30 ( SD
CRED PROG ) .................. 1,500 1,685,992
Series 2026A , GO , 5.00% , 12/01/31 ( SD
CRED PROG ) .................. 5,000 5,726,475
Columbus Regional Airport Authority
Series 2025B , RB , 5.25% , 01/01/50 ..... 2,000 2,120,356
Series 2025B , RB , 5.25% , 01/01/55 ..... 2,000 2,108,103
County of Franklin, Series 2018, RB,
5.00%, 06/01/48 ................. 7,480 7,654,242
County of Hamilton
Series 2016A , RB , 5.00% , 12/01/30 ..... 1,000 1,021,441
Series 2016A , RB , 4.00% , 12/01/32 ..... 1,000 1,011,054
County of Hamilton Sewer System, Series
2024A, RB, 5.00%, 12/01/53 ......... 2,850 2,964,968
JobsOhio Beverage System
Series 2025A , RB , 5.00% , 01/01/37 ..... 10,000 11,894,807
Series 2025A , RB , 5.00% , 01/01/38 ..... 4,000 4,711,796
Series 2025A , RB , 5.00% , 01/01/46 ..... 4,000 4,312,587
Series 2025A , RB , 5.00% , 01/01/50 ..... 5,000 5,285,035
Series 2025A , RB , 5.00% , 01/01/53 ..... 16,125 16,958,134
Miami University, Series 2020A, RB,
4.00%, 09/01/45 ................. 1,500 1,490,951
Northeast Ohio Regional Sewer District
Series 2024 , RB , 5.00% , 11/15/30 ...... 3,000 3,385,126
Series 2024 , RB , 5.00% , 11/15/31 ...... 3,500 4,027,527
Series 2024 , RB , 5.00% , 11/15/32 ...... 2,925 3,423,337
Series 2019 , RB , 3.00% , 11/15/39 ...... 2,475 2,303,670
Ohio State University (The)
Series 2023D-1 , RB , VRDN,
1.85% , 03/10/26
(a)
............... 17,600 17,600,000
Series 2021A , RB , 5.00% , 12/01/32 ..... 1,270 1,450,176
Series 2023B , RB , 5.00% , 12/01/33 ..... 2,075 2,426,281
Series 2026A , RB , 5.00% , 06/01/35 ..... 50,000 59,853,495
Series 2021A , RB , 4.00% , 12/01/39 ..... 1,000 1,035,094
Series 2021A , RB , 4.00% , 12/01/43 ..... 7,750 7,833,814
Series 2021A , RB , 4.00% , 12/01/48 ..... 22,085 21,392,551
Ohio Turnpike & Infrastructure Commission
Series 2018A , RB , 5.00% , 02/15/30 ..... 1,440 1,516,790
Series 2022A , RB , 5.00% , 02/15/30 ..... 2,680 2,961,265
Series 2018A , RB , 5.00% , 02/15/33 ..... 2,000 2,100,373
Series 2013A-4 , RB , 5.70% , 02/15/34 .... 2,145 2,465,190
Series 2013A-2 , RB , 0.00% , 02/15/37
(c)
... 6,880 4,916,259
Series 2013A-2 , RB , 0.00% , 02/15/40
(c)
... 2,500 1,545,363
Series 2013A-2 , RB , 0.00% , 02/15/41
(c)
... 7,095 4,153,175
Series 2018A , RB , 4.00% , 02/15/46 ..... 17,545 17,039,021
Series 2021A , RB , 5.00% , 02/15/51 ..... 5,000 5,200,614
Ohio University, Series 2017A, RB,
5.00%, 12/01/44 ................. 2,000 2,031,354
Ohio Water Development Authority
Series 2019 , RB , 5.00% , 12/01/27 ...... 1,915 2,011,301
Series 2018 , RB , 5.00% , 06/01/28 ...... 2,005 2,119,984
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2019 , RB , 5.00% , 12/01/29 ...... USD 10,220 $ 11,222,641
Series 2023A , RB , 5.00% , 12/01/33 ..... 7,000 8,287,456
Series 2021A , RB , 5.00% , 12/01/35 ..... 2,000 2,240,233
Series 2021A , RB , 5.00% , 12/01/36 ..... 1,505 1,675,177
Series 2021A , RB , 5.00% , 12/01/38 ..... 1,000 1,101,792
Series 2024A , RB , 5.00% , 12/01/39 ..... 6,640 7,611,235
Series 2025A , RB , 5.00% , 12/01/40 ..... 2,500 2,880,656
Series 2025A , RB , 5.00% , 12/01/41 ..... 1,500 1,724,858
Series 2024A , RB , 5.00% , 12/01/42 ..... 2,830 3,185,415
Series 2024A , RB , 5.00% , 12/01/43 ..... 1,250 1,392,886
Series 2025A , RB , 5.25% , 12/01/45 ..... 5,000 5,600,280
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2024C , RB , VRDN, ( TD Bank NA LIQ ),
1.90% , 03/03/26
(a)
............... 40,090 40,090,000
Series 2017A , RB , 5.00% , 06/01/29 ..... 10,000 10,358,917
Series 2024E , RB , 5.00% , 12/01/31 ..... 10,000 11,534,608
Series 2024D , RB , 5.00% , 12/01/31 ..... 5,500 6,344,034
Series 2020A , RB , 5.00% , 06/01/32 ..... 7,480 8,318,263
Series 2024D , RB , 5.00% , 12/01/32 ..... 2,515 2,947,246
Series 2020A , RB , 5.00% , 12/01/33 ..... 1,275 1,412,745
Series 2019B , RB , 3.00% , 12/01/34 ..... 1,500 1,510,193
Series 2019B , RB , 5.00% , 12/01/35 ..... 2,680 2,914,168
Series 2025 , RB , 5.00% , 12/01/35 ...... 17,500 21,113,096
Series 2019B , RB , 5.00% , 12/01/37 ..... 1,500 1,617,311
Series 2024D , RB , 5.00% , 12/01/39 ..... 2,000 2,308,087
Series 2024D , RB , 5.00% , 12/01/40 ..... 1,650 1,889,391
Series 2024D , RB , 5.00% , 12/01/41 ..... 2,500 2,858,381
Series 2024D , RB , 5.00% , 12/01/42 ..... 1,250 1,415,230
Series 2024A , RB , 5.00% , 12/01/43 ..... 5,165 5,755,406
Series 2024A , RB , 5.00% , 12/01/47 ..... 6,000 6,432,237
Olentangy Local School District, Series 2026,
GO, 5.00%, 12/01/55
(b)
............. 4,000 4,222,512
State of Ohio
Series 2017C , GO , 5.00% , 08/01/26 ..... 2,445 2,474,584
Series 2017B , GO , 5.00% , 09/15/26 ..... 5,105 5,185,226
Series 2017C , GO , 5.00% , 08/01/27 ..... 1,460 1,520,428
Series 2017B , GO , 5.00% , 09/15/27 ..... 1,535 1,603,970
Series 2025B , GO , 5.00% , 11/01/27 ..... 12,070 12,656,580
Series S , GO , 5.00% , 05/01/28 ........ 3,970 3,987,718
Series 2017C , GO , 5.00% , 08/01/28 ..... 4,505 4,814,029
Series 2017B , GO , 5.00% , 09/01/28 ..... 3,520 3,769,546
Series 2018-1 , RB , 5.00% , 12/15/28 ..... 7,510 7,571,053
Series S , GO , 5.00% , 05/01/29 ........ 2,055 2,064,171
Series 2021B , GO , 5.00% , 09/15/29 ..... 7,670 8,422,243
Series 2018-1 , RB , 5.00% , 12/15/29 ..... 1,000 1,008,014
Series Z , GO , 5.00% , 05/01/30 ........ 5,000 5,568,568
Series 2021B , GO , 5.00% , 09/15/31 ..... 2,000 2,289,599
Series 2025B , GO , 5.00% , 09/15/31 ..... 3,000 3,434,398
Series 2025B , GO , 5.00% , 11/01/32 ..... 10,000 11,669,932
Series 2019A , GO , 5.00% , 06/15/35 ..... 2,150 2,313,319
Series 2021A , GO , 5.00% , 06/15/36 ..... 2,500 2,784,602
Series 2025B , GO , 5.00% , 09/15/36 ..... 5,000 5,935,784
Series 2025B , GO , 5.00% , 09/15/37 ..... 5,000 5,892,265
Series 2025C , GO , 5.00% , 11/01/40 ..... 5,000 5,702,890
Series Z , GO , 5.00% , 05/01/41 ........ 1,500 1,736,771
Series 2025C , GO , 5.00% , 11/01/41 ..... 5,000 5,691,039
Series 2025A , GO , 5.00% , 06/15/42 ..... 7,500 8,520,541
Series 2025C , GO , 5.00% , 11/01/42 ..... 5,000 5,648,425
Series 2026A , GO , 5.00% , 03/01/45 ..... 1,750 1,942,682
Series 2025B , RB , 5.00% , 10/01/45 ..... 1,500 1,627,946
University of Cincinnati, Series 2024A, RB,
5.25%, 06/01/54 ................. 2,630 2,765,959

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... USD 1,000 $ 1,050,411
662,238,519
Oklahoma — 0.4%
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/27 ..... 2,695 2,746,130
Series 2016A , RB , 5.00% , 06/01/28 ..... 1,585 1,615,901
Series 2016A , RB , 5.00% , 06/01/29 ..... 5,365 5,468,790
Series 2016A , RB , 5.00% , 06/01/30 ..... 1,000 1,019,271
Series 2024A , RB , 5.00% , 06/01/40 ..... 2,250 2,519,500
Series 2024A , RB , 5.00% , 06/01/41 ..... 3,000 3,337,824
Series 2024A , RB , 5.00% , 06/01/42 ..... 6,090 6,717,556
Oklahoma City Water Utilities Trust
Series 2024 , RB , 5.00% , 07/01/49 ...... 1,000 1,059,595
Series 2024 , RB , 5.00% , 07/01/54 ...... 2,045 2,148,463
Series 2025 , RB , 5.00% , 07/01/55 ...... 11,000 11,546,013
Series 2024 , RB , 5.25% , 07/01/59 ...... 1,500 1,594,842
Series 2024 , RB , 5.25% , 07/01/64 ...... 18,365 19,447,154
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/32 ................. 4,000 4,590,930
Oklahoma Municipal Power Authority
Series 2021A , RB , 4.00% , 01/01/47 ..... 9,000 8,911,993
Series 2025A , RB , 5.25% , 01/01/51 ..... 3,700 3,967,750
Oklahoma Turnpike Authority
Series 2017A , RB , 4.00% , 01/01/36 ..... 5,105 5,106,250
Series 2025A , RB , 5.00% , 01/01/36 ..... 2,000 2,367,928
Series 2017C , RB , 4.00% , 01/01/42 ..... 2,000 2,005,499
Series 2018A , RB , 5.00% , 01/01/43 ..... 2,355 2,389,137
Series 2017A , RB , 4.00% , 01/01/47 ..... 2,000 1,931,319
Series 2017C , RB , 5.00% , 01/01/47 ..... 3,715 3,748,332
Series 2018A , RB , 4.00% , 01/01/48 ..... 3,500 3,331,210
Series 2025A , RB , 5.25% , 01/01/50 ..... 6,000 6,463,836
Series 2023 , RB , 5.50% , 01/01/53 ...... 18,000 19,249,884
Series 2025A , RB , 5.50% , 01/01/54 ..... 27,500 29,857,514
Series 2025A , RB , 4.25% , 01/01/55 ..... 10,000 9,748,820
Oklahoma Water Resources Board
Series 2021 , RB , 4.00% , 04/01/47 ( OK
CERF ) ....................... 18,250 17,845,914
Series 2023A , RB , 4.00% , 04/01/48 ( OK
CERF ) ....................... 3,000 2,844,814
Series 2021 , RB , 5.00% , 04/01/51 ( OK
CERF ) ....................... 6,015 6,219,002
University of Oklahoma (The), Series 2015C,
RB, 4.00%, 07/01/45 .............. 2,000 1,969,649
191,770,820
Oregon — 0.6%
City of Portland Sewer System
Series 2023A , RB , 5.00% , 12/01/29 ..... 15,240 16,830,846
Series 2019A , RB , 5.00% , 03/01/31 ..... 2,625 2,876,620
Series 2019A , RB , 5.00% , 03/01/34 ..... 7,525 8,195,893
Series 2023A , RB , 5.00% , 12/01/34 ..... 14,725 17,250,915
Series 2023A , RB , 5.00% , 12/01/37 ..... 6,500 7,439,628
Series 2023A , RB , 5.00% , 12/01/38 ..... 1,000 1,136,978
Series 2025A , RB , 5.00% , 10/01/54 ..... 3,000 3,156,854
City of Portland Water System, Series 2019A,
RB, 5.00%, 05/01/44 .............. 1,015 1,066,821
Clackamas Community College District, Series
2025, GO, 5.00%, 06/15/45 (GTD) ...... 1,500 1,640,506
Clackamas County School District No. 12 North
Clackamas
Series B , GO , 5.00% , 06/15/33 ( GTD ) .... 1,710 1,769,749
Series A , GO , 0.00% , 06/15/38 ( GTD )
(c)
... 5,000 2,927,778
Series A , GO , 0.00% , 06/15/39 ( GTD )
(c)
... 6,500 3,618,455
Security
Par (000)
Par (000) Value
Oregon (continued)
Series A , GO , 0.00% , 06/15/40 ( GTD )
(c)
... USD 8,200 $ 4,352,436
Clackamas County School District No. 7J Lake
Oswego, Series 2017, GO, 4.00%, 06/01/39 6,000 6,038,831
County of Multnomah
Series 2021A , GO , 5.00% , 06/15/27 ..... 5,200 5,394,222
Series 2021A , GO , 5.00% , 06/15/28 ..... 24,990 26,626,280
Series 2021A , GO , 5.00% , 06/15/29 ..... 10,000 10,931,530
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/38 (GTD) .......... 2,250 2,312,690
Multnomah County School District No. 1J
Portland
Series 2020 , GO , 5.00% , 06/15/27 ( GTD ) . 2,540 2,636,518
Series 2020 , GO , 5.00% , 06/15/29 ( GTD ) . 5,000 5,467,434
Series 2026 , GO , 5.00% , 06/15/33 ( GTD ) . 5,000 5,878,518
Series 2026 , GO , 5.00% , 06/15/39 ( GTD ) . 3,000 3,509,285
Series 2026 , GO , 4.25% , 06/15/45 ( GTD ) . 3,000 3,019,549
Series 2026 , GO , 5.00% , 06/15/53 ( GTD ) . 3,000 3,178,835
Series 2026 , GO , 4.50% , 06/15/55 ( GTD ) . 3,000 2,997,824
Multnomah County School District No. 40, Series
A, GO, 0.00%, 06/15/51 (GTD)
(c)
....... 15,270 4,245,298
Portland Community College District, Series
2016, GO, 5.00%, 06/15/29 .......... 2,400 2,420,144
Salem-Keizer School District No. 24J
Series 2018 , GO , 5.00% , 06/15/36 ( GTD ) . 1,250 1,318,847
Series 2018 , GO , 5.00% , 06/15/37 ( GTD ) . 5,000 5,262,779
Series 2018 , GO , 5.00% , 06/15/38 ( GTD ) . 1,000 1,050,389
Series 2018 , GO , 5.00% , 06/15/39 ( GTD ) . 1,000 1,048,440
State of Oregon
Series 2023A , GO , 5.00% , 05/01/29 ..... 2,755 3,002,533
Series 2023A , GO , 5.00% , 05/01/30 ..... 3,000 3,347,612
Series 2023A , GO , 5.00% , 05/01/33 ..... 1,055 1,243,513
Series F , GO , 5.00% , 05/01/33 ......... 7,000 7,031,611
Series 2023A , GO , 5.00% , 05/01/35 ..... 2,500 2,917,805
Series 2021A , GO , 4.00% , 05/01/39 ..... 3,000 3,104,123
Series 2023A , GO , 5.00% , 05/01/39 ..... 2,250 2,545,274
Series 2021A , GO , 4.00% , 05/01/41 ..... 4,845 4,980,942
Series 2017A , GO , 5.00% , 05/01/42 ..... 1,150 1,173,721
Series 2023A , GO , 5.00% , 05/01/42 ..... 5,045 5,579,691
Series L , GO , 5.00% , 08/01/42 ........ 1,500 1,537,500
Series 2023A , GO , 5.00% , 05/01/43 ..... 5,710 6,246,745
Series 2019G , GO , 5.00% , 08/01/44 ..... 5,370 5,627,168
Series 2023A , GO , 5.00% , 05/01/48 ..... 3,000 3,167,921
State of Oregon Department of Transportation
Series 2024A , RB , 5.00% , 11/15/33 ..... 4,000 4,742,806
Series 2019A , RB , 5.00% , 11/15/35 ..... 1,030 1,116,438
Series 2019A , RB , 5.00% , 11/15/36 ..... 3,600 3,886,267
Series 2019A , RB , 5.00% , 11/15/37 ..... 2,025 2,178,097
Series 2023A , RB , 5.00% , 11/15/37 ..... 3,420 3,898,481
Series 2024 , RB , 5.00% , 05/15/38 ...... 1,550 1,779,414
Series 2024 , RB , 5.00% , 05/15/39 ...... 1,700 1,937,906
Series 2019A , RB , 4.00% , 11/15/42 ..... 14,000 14,177,673
Tri-County Metropolitan Transportation District of
Oregon, Series 2018A, RB, 5.00%, 09/01/48 1,000 1,042,412
University of Oregon
Series 2026A , RB , 5.00% , 04/01/36 ..... 3,500 4,224,292
Series 2026A , RB , 5.00% , 04/01/45 ..... 2,000 2,209,730
Series 2026A , RB , 5.00% , 04/01/46 ..... 1,000 1,092,155
Washington & Clackamas Counties School
District No. 23J Tigard-Tualatin
Series 2025 , GO , 5.00% , 06/15/41 ( GTD ) . 2,500 2,867,657
Series 2025 , GO , 5.00% , 06/15/42 ( GTD ) . 1,535 1,740,060
Washington & Multnomah Counties School
District No. 48J Beaverton
Series D , GO , 5.00% , 06/15/35 ( GTD ) .... 2,500 2,581,542
Series D , GO , 5.00% , 06/15/36 ( GTD ) .... 4,300 4,432,500

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2025A , GO , 0.00% , 06/15/37 ( GTD )
(c)
USD 5,500 $ 3,667,268
Series 2025A , GO , 0.00% , 06/15/41 ( GTD )
(c)
2,000 1,042,753
Series 2025B , GO , 5.00% , 06/15/53 ( GTD ) 4,000 4,254,222
279,978,724
Pennsylvania — 3.4%
Allegheny County Higher Education Building
Authority
Series 2026 , RB , 5.00% , 03/01/44 ...... 5,000 5,359,550
Series 2026 , RB , 4.50% , 03/01/50 ...... 4,500 4,422,059
Series 2026 , RB , 5.25% , 03/01/50 ...... 5,000 5,294,997
Allegheny County Sanitary Authority
Series 2018 , RB , 5.00% , 06/01/43 ...... 7,785 8,041,314
Series 2025 , RB , 5.00% , 12/01/45 ...... 2,500 2,704,411
Series 2024 , RB , 4.00% , 12/01/49 ...... 2,705 2,548,381
Series 2025 , RB , 5.00% , 12/01/50 ...... 5,000 5,256,343
Series 2024 , RB , 5.25% , 12/01/55 ...... 500 529,792
Series 2025 , RB , 5.25% , 12/01/58 ...... 5,000 5,321,306
City of Philadelphia
Series 2017A , GO , 5.00% , 08/01/26 ..... 1,500 1,516,769
Series 2025C , GO , 5.00% , 08/01/27 ..... 1,940 2,014,189
Series 2025C , GO , 5.00% , 08/01/31 ..... 3,500 3,974,212
Series 2025C , GO , 5.00% , 08/01/32 ..... 9,000 10,357,619
Series 2019B , GO , 5.00% , 02/01/34 ..... 2,025 2,185,886
Series 2025A , GO , 5.00% , 08/01/34 ..... 15,135 17,876,162
Series 2021A , GO , 5.00% , 05/01/35 ..... 3,565 3,963,442
Series 2025A , GO , 5.00% , 08/01/35 ..... 2,000 2,379,761
Series 2019B , GO , 5.00% , 02/01/36 ..... 3,370 3,607,671
Series 2021A , GO , 5.00% , 05/01/36 ..... 6,560 7,251,051
Series 2019B , GO , 5.00% , 02/01/37 ..... 2,915 3,106,368
Series 2021A , GO , 4.00% , 05/01/37 ..... 1,500 1,560,775
Series 2025A , GO , 5.00% , 08/01/39 ..... 3,500 4,057,693
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 1,010,464
City of Philadelphia Water & Wastewater
Series 2024C , RB , 5.00% , 09/01/30 ..... 8,000 8,929,473
Series 2024C , RB , 5.00% , 09/01/33 ..... 5,000 5,847,083
Series 2024C , RB , 5.00% , 09/01/40 ..... 5,500 6,277,030
Series 2017A , RB , 5.00% , 10/01/42 ..... 26,470 27,102,869
Series 2020A , RB , 5.00% , 11/01/45 ..... 5,395 5,640,147
Series 2017A , RB , 5.00% , 10/01/47 ..... 18,475 18,737,197
Series 2023B , RB , 4.50% , 09/01/48 ..... 4,755 4,819,718
Series 2019B , RB , 5.00% , 11/01/49 ..... 4,000 4,100,763
Series 2020A , RB , 5.00% , 11/01/50 ..... 15,680 16,158,334
Series 2021C , RB , 4.00% , 10/01/51 ..... 10,000 9,125,797
Series 2017A , RB , 5.00% , 10/01/52 ..... 1,000 1,011,103
Series 2024C , RB , 5.25% , 09/01/54 ..... 4,285 4,553,768
Series 2019B , RB , 5.00% , 11/01/54 ..... 2,755 2,811,985
Commonwealth of Pennsylvania
Series 2020-1 , GO , 5.00% , 05/01/26 ..... 1,000 1,004,768
Series 2025B , GO , 5.00% , 08/15/26 ..... 10,415 10,553,523
Series 2024 , GO , 5.00% , 08/15/26 ...... 40,000 40,532,012
Series 2016-2 , GO , 5.00% , 01/15/27 ..... 4,705 4,823,408
Series 2019 , GO , 5.00% , 07/15/27 ...... 14,985 15,577,559
Series 2016 , GO , 5.00% , 09/15/27 ...... 5,475 5,559,032
Series 2017 , GO , 5.00% , 01/01/28 ...... 12,000 12,280,391
Series 2021-1 , GO , 5.00% , 05/15/28 ..... 9,255 9,824,490
Series 2019 , GO , 5.00% , 07/15/28 ...... 2,000 2,132,194
Series 2023-1 , GO , 5.00% , 09/01/28 ..... 26,220 28,045,080
Series 2016 , GO , 5.00% , 09/15/28 ...... 2,410 2,445,634
Series 2019 , GO , 5.00% , 07/15/29 ...... 7,400 8,080,251
Series 2016 , GO , 5.00% , 09/15/29 ...... 4,000 4,058,498
Series 2017 , GO , 4.00% , 01/01/30 ...... 3,000 3,040,690
Series 2021-1 , GO , 5.00% , 05/15/30 ..... 4,500 4,992,741
Series 2024 , GO , 5.00% , 08/15/30 ...... 2,500 2,787,936
Series 2016 , GO , 4.00% , 09/15/30 ...... 5,000 5,041,881
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2026 , GO , 5.00% , 04/01/31 ...... USD 10,000 $ 11,269,069
Series 2021-1 , GO , 5.00% , 05/15/31 ..... 5,020 5,669,867
Series 2025A , GO , 5.00% , 08/15/31 ..... 7,500 8,509,952
Series 2016 , GO , 4.00% , 09/15/31 ...... 15,000 15,124,564
Series 2022-1 , GO , 5.00% , 10/01/31 ..... 5,320 6,050,273
Series 2018-1 , GO , 5.00% , 03/01/32 ..... 4,110 4,336,139
Series 2026 , GO , 5.00% , 04/01/32 ...... 10,000 11,464,520
Series 2026 , GO , 5.00% , 04/01/33 ...... 7,000 8,130,106
Series 2016 , GO , 3.00% , 09/15/33 ( AGM ) . 5,000 5,001,225
Series 2026 , GO , 5.00% , 04/01/34 ...... 3,000 3,528,795
Series 2021-1 , GO , 3.00% , 05/15/34 ..... 4,500 4,511,135
Series 2025A , GO , 5.00% , 08/15/34 ..... 27,965 33,019,324
Series 2022-1 , GO , 5.00% , 10/01/34 ..... 2,800 3,227,544
Series 2020 , GO , 3.00% , 05/01/35 ...... 14,300 14,224,500
Series 2024 , GO , 5.00% , 08/15/36 ...... 10,685 12,498,495
Series 2018-1 , GO , 4.00% , 03/01/37 ..... 3,000 3,066,805
Series 2023-1 , GO , 5.00% , 09/01/37 ..... 7,000 8,032,419
Series 2018-1 , GO , 4.00% , 03/01/38 ..... 4,515 4,604,089
Series 2021-1 , GO , 2.00% , 05/15/38 ..... 10,000 8,214,265
Series 2022-1 , GO , 5.00% , 10/01/38 ..... 2,075 2,333,574
Series 2020 , GO , 2.00% , 05/01/39 ...... 2,015 1,621,690
Series 2021-1 , GO , 2.00% , 05/15/39 ..... 10,000 7,973,227
Series 2026 , GO , 5.00% , 04/01/40 ...... 20,000 23,120,252
Series 2023-1 , GO , 4.00% , 09/01/40 ..... 30,000 31,159,893
Series 2022-1 , GO , 5.00% , 10/01/40 ..... 10,000 11,109,429
Series 2023-1 , GO , 4.00% , 09/01/41 ..... 15,000 15,519,220
Series 2022-1 , GO , 4.13% , 10/01/41 ..... 10,150 10,535,080
Series 2022-1 , GO , 5.00% , 10/01/42 ..... 33,700 37,035,862
Series 2026 , GO , 4.25% , 04/01/46 ...... 5,000 4,975,297
County of Allegheny
Series C-75 , GO , 5.00% , 11/01/26 ...... 1,000 1,018,374
Series C-75 , GO , 5.00% , 11/01/27 ...... 2,185 2,223,512
Series C-76 , GO , 5.00% , 11/01/41 ...... 1,500 1,511,921
Series C-78 , GO , 4.00% , 11/01/49 ...... 1,160 1,086,272
Series C-80 , GO , 5.00% , 12/01/49 ...... 13,600 14,125,333
Delaware River Joint Toll Bridge Commission
Series 2017 , RB , 5.00% , 07/01/42 ...... 1,565 1,598,337
Series 2017 , RB , 5.00% , 07/01/47 ...... 4,250 4,297,069
Delaware River Port Authority
Series 2025 , RB , 5.00% , 01/01/35 ...... 2,000 2,385,556
Series 2018A , RB , 5.00% , 01/01/39 ..... 875 926,439
Delaware Valley Regional Finance Authority,
Series 1998A, RB, 5.50%, 08/01/28 (AMBAC) 1,735 1,859,374
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/34 ..... 5,165 6,149,712
Pennsylvania Economic Development Financing
Authority, Series 2024, RB, 5.00%, 08/01/49 5,000 5,261,641
Pennsylvania Higher Educational Facilities
Authority
Series 2016A , RB , 4.00% , 08/15/32 ..... 3,045 3,061,421
Series 2017A , RB , 4.00% , 08/15/41 ..... 3,555 3,556,174
Series 2018A , RB , 4.00% , 02/15/43 ..... 8,980 8,935,575
Series 2018A , RB , 5.00% , 02/15/48 ..... 14,040 14,280,349
Pennsylvania State University (The)
Series 2025A , RB , 5.00% , 09/01/30 ..... 3,240 3,627,183
Series 2025A , RB , 5.00% , 09/01/31 ..... 3,730 4,259,090
Series 2025A , RB , 5.00% , 09/01/32 ..... 2,250 2,613,493
Series A , RB , 5.00% , 09/01/42 ......... 15,750 16,093,807
Series A , RB , 5.00% , 09/01/47 ......... 4,650 4,708,743
Series 2023 , RB , 5.25% , 09/01/48 ...... 4,000 4,299,069
Series 2022A , RB , 5.25% , 09/01/52 ..... 26,350 27,847,800
Series 2023 , RB , 5.25% , 09/01/53 ...... 21,945 23,330,434
Series 2024 , RB , 5.25% , 09/01/54 ...... 5,000 5,343,952

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission
Series 2020A , RB , VRDN, ( Barclays Bank plc
LOC ), 1.75% , 03/10/26
(a)
........... USD 600 $ 600,000
Series 2025 , RB , VRDN, ( Bank of America
NA LOC ), 1.88% , 03/10/26
(a)
........ 12,200 12,200,000
Series 2020 , RB , VRDN, ( TD Bank NA LOC ),
1.88% , 03/10/26
(a)
............... 39,250 39,250,000
Series 2019-2 , RB , VRDN, ( TD Bank NA
LOC ), 1.88% , 03/10/26
(a)
........... 52,715 52,715,000
Series 2025-1 , RB , 5.00% , 06/01/27 ..... 3,500 3,621,750
Series A-2 , RB , 5.00% , 06/01/28 ....... 7,555 7,603,907
Series B-2 , RB , 5.00% , 06/01/28 ....... 2,500 2,586,296
Series 2025-1 , RB , 5.00% , 06/01/30 ..... 5,500 6,093,691
Series 2016A-3 , RB , 5.00% , 12/01/30 .... 3,840 3,913,935
Series 2009E , RB , 6.00% , 12/01/30 ..... 655 696,244
Series B-2 , RB , 5.00% , 06/01/31 ....... 5,005 5,173,687
Series 2017 , RB , 5.00% , 12/01/31 ...... 1,500 1,569,955
Series B-2 , RB , 5.00% , 06/01/32 ....... 2,500 2,581,232
Series 2025, Sub-Series 2 , RB , VRDN,
5.00% , 12/01/32
(a)
............... 3,500 3,973,452
Series 2022A , RB , 5.00% , 12/01/32 ..... 5,000 5,797,878
Series 2023-1 , RB , 5.00% , 12/01/32 ..... 1,750 2,017,486
Series 2024-1 , RB , 5.00% , 06/01/33 ..... 3,500 4,071,658
Series 2026 , RB , 5.00% , 12/01/33
(b)
..... 22,000 25,659,082
Series 2023-1 , RB , 5.00% , 12/01/33 ..... 15,080 17,662,426
Series 2023-1 , RB , 5.00% , 12/01/34 ..... 2,750 3,201,931
Series 2023-1 , RB , 5.00% , 12/01/35 ..... 1,500 1,735,197
Series 2017-2 , RB , 5.00% , 12/01/35 ..... 4,500 4,676,589
Series B-1 , RB , 5.00% , 06/01/36 ....... 7,750 7,958,532
Series 2023-1 , RB , 5.00% , 12/01/36 ..... 1,000 1,148,212
Series 2017-2 , RB , 5.00% , 12/01/36 ..... 1,130 1,171,684
Series B-2 , RB , 0.00% , 12/01/37
(c)
...... 2,500 2,673,891
Series A , RB , 4.75% , 12/01/37 ......... 2,000 2,030,607
Series 2019A , RB , 5.00% , 12/01/37 ..... 1,500 1,609,093
Series 2025-1 , RB , 5.00% , 12/01/38 ..... 1,750 2,038,553
Series 2025, Sub-Series 1 , RB ,
5.00% , 12/01/38 ................ 2,000 2,349,632
Series 2023-1 , RB , 5.00% , 12/01/38 ..... 1,500 1,698,967
Series 2024-1 , RB , 5.00% , 12/01/38 ..... 16,290 18,735,230
Series 2023-1 , RB , 5.00% , 12/01/39 ..... 875 986,124
Series 2025-1 , RB , 5.00% , 12/01/39 ..... 2,525 2,920,290
Series 2019A , RB , 5.00% , 12/01/39 ..... 10,000 10,670,936
Series 2025, Sub-Series 1 , RB ,
5.00% , 12/01/39 ................ 2,950 3,438,152
Series 2024-1 , RB , 5.00% , 12/01/39 ..... 1,000 1,142,574
Series 2025-1 , RB , 5.00% , 12/01/40 ..... 3,000 3,440,926
Series 2025-2 , RB , 5.00% , 12/01/40 ..... 3,000 3,435,749
Series 2023-1 , RB , 5.00% , 12/01/40 ..... 1,000 1,116,950
Series 2024-1 , RB , 5.00% , 12/01/41 ..... 1,500 1,700,748
Series B-1 , RB , 5.00% , 06/01/42 ....... 2,000 2,040,752
Series 2024-1 , RB , 5.00% , 12/01/42 ..... 2,500 2,804,921
Series A-1 , RB , 5.00% , 12/01/42 ....... 2,500 2,572,231
Series 2026 , RB , 5.00% , 12/01/42
(b)
..... 1,880 2,136,341
Series 2021A , RB , 4.00% , 12/01/43 ..... 2,000 2,015,708
Series 2024-1 , RB , 5.00% , 12/01/43 ..... 2,250 2,493,915
Series 2018A-2 , RB , 5.00% , 12/01/43 .... 9,000 9,396,005
Series 2021A , RB , 4.00% , 12/01/44 ..... 10,725 10,690,021
Series 2019A , RB , 5.00% , 12/01/44 ..... 21,940 22,959,699
Series 2025-2 , RB , 5.00% , 12/01/44 ..... 2,000 2,205,653
Series 2021A , RB , 4.00% , 12/01/45 ..... 14,595 14,205,229
Series 2021A , RB , 4.00% , 12/01/46 ..... 3,300 3,144,716
Series 2021B , RB , 4.00% , 12/01/46 ..... 1,000 951,629
Series 2021B , RB , 5.00% , 12/01/46 ..... 7,400 7,796,333
Series 2016A-1 , RB , 5.00% , 12/01/46 .... 26,475 26,653,794
Series 2022B , RB , 5.00% , 12/01/47 ..... 3,900 4,108,345
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2023A , RB , 5.00% , 12/01/48 ..... USD 12,845 $ 13,555,440
Series 2018A-2 , RB , 5.00% , 12/01/48 .... 8,340 8,570,473
Series 2019A , RB , 4.00% , 12/01/49 ..... 3,500 3,315,953
Series 2019A , RB , 4.00% , 12/01/49 ..... 7,430 6,873,335
Series 2021A , RB , 4.00% , 12/01/50 ..... 13,545 12,459,179
Series 2025A , RB , 4.13% , 12/01/50 ..... 8,765 8,224,180
Series 2020B , RB , 5.00% , 12/01/50 ..... 2,000 2,078,564
Series 2021B , RB , 4.00% , 12/01/51 ..... 4,700 4,294,798
Series 2021B , RB , 5.00% , 12/01/51 ..... 15,160 15,674,050
Series 2026A , RB , 5.00% , 12/01/51
(b)
.... 3,000 3,182,657
Series 2022B , RB , 5.25% , 12/01/52 ..... 1,500 1,582,966
Series 2024C , RB , 5.25% , 12/01/54 ..... 8,665 9,231,875
Series 2025A , RB , 5.25% , 12/01/55 ..... 4,000 4,269,746
Series 2026A , RB , 5.00% , 12/01/56
(b)
.... 3,500 3,663,018
Pennsylvania Turnpike Commission Oil
Franchise Tax, Series 2018A, RB,
5.00%, 12/01/48 ................. 1,000 1,027,635
Pennsylvania Turnpike Commission Registration
Fee
Series 2025 , RB , 5.00% , 07/15/34 ...... 1,250 1,480,877
Series 2025 , RB , 5.00% , 07/15/36 ...... 2,200 2,638,036
Series 2025 , RB , 5.00% , 07/15/37 ...... 2,325 2,790,954
Series 2025 , RB , 5.00% , 07/15/39 ...... 1,500 1,721,957
Series 2025 , RB , 5.00% , 07/15/40 ...... 1,800 2,043,010
Series 2025 , RB , 5.00% , 07/15/41 ...... 1,000 1,123,865
Philadelphia Gas Works Co.
Series 17B , RB , 5.00% , 08/01/31 ....... 1,000 1,132,225
Series 15 , RB , 5.00% , 08/01/47 ........ 1,500 1,518,139
Series 17A , RB , 5.25% , 08/01/49 ....... 2,500 2,647,522
Pittsburgh Water & Sewer Authority
Series 2019B , RB , 5.00% , 09/01/32 ..... 1,435 1,659,985
Series 2023B , RB , 5.00% , 09/01/35 ..... 16,000 18,521,805
Series 2023B , RB , 5.00% , 09/01/36 ..... 5,000 5,742,003
Series 2023B , RB , 5.00% , 09/01/37 ..... 4,255 4,851,694
Series 2023B , RB , 5.00% , 09/01/38 ( AGM ) 4,000 4,523,005
Series 2019A , RB , 5.00% , 09/01/44 ..... 1,000 1,044,519
Series 2025A , RB , 5.25% , 09/01/50 ( AGC ) 5,500 5,853,721
Series 2026A , RB , 5.00% , 09/01/52
(b)
.... 2,500 2,623,392
Series 2025A , RB , 5.00% , 09/01/55 ..... 7,000 7,265,166
Series 2026A , RB , 5.00% , 09/01/56
(b)
.... 1,500 1,562,383
School District of Philadelphia (The), Series
2019A, GO, 5.00%, 09/01/44 (SAW) ..... 6,555 6,807,523
State Public School Building Authority
Series 2003 , RB , 5.50% , 06/01/28 ...... 470 501,200
Series 2016A , RB , 5.00% , 06/01/31 ( AGM,
SAW ) ....................... 2,000 2,038,077
Temple University-of The Commonwealth
System of Higher Education
Series 2025 , RB , 5.00% , 04/01/33 ...... 1,000 1,168,014
Series 2025 , RB , 5.00% , 04/01/34 ...... 1,000 1,183,712
Series 2025 , RB , 5.00% , 04/01/35 ( AGC ) . 1,000 1,195,671
Series 2025 , RB , 5.00% , 04/01/36 ...... 1,560 1,846,192
University of Pittsburgh-of the Commonwealth
System of Higher Education
RB , 5.00% , 04/15/32 ............... 7,000 8,058,916
Series 2025A , RB , 5.00% , 02/15/36 ..... 18,000 21,886,196
Upper Merion Area School District, Series
2021A, GO, 4.00%, 01/15/51 (SAW) ..... 7,870 7,483,231
1,475,263,207
Rhode Island — 0.1%
Rhode Island Commerce Corp.
Series 2016B , RB , 5.00% , 06/15/26 ..... 4,165 4,195,588
Series 2016B , RB , 5.00% , 06/15/27 ..... 11,855 11,939,824
Series 2016B , RB , 5.00% , 06/15/31 ..... 2,500 2,517,293

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Rhode Island (continued)
Series 2024A , RB , 5.00% , 05/15/37 ..... USD 7,725 $ 8,823,376
Series 2024A , RB , 5.00% , 05/15/38 ..... 1,200 1,360,685
Rhode Island Health & Educational Building
Corp.
Series 2017A , RB , 5.00% , 09/01/29 ..... 3,490 3,627,921
Series 2017A , RB , 4.00% , 09/01/37 ..... 4,500 4,541,567
Series 2023 , RB , 5.00% , 11/01/47 ...... 6,025 6,302,428
Series 2025H , RB , 5.00% , 05/15/50 ..... 15,000 15,653,856
Series 2023 , RB , 5.00% , 11/01/53 ...... 1,030 1,064,032
60,026,570
South Carolina — 0.8%
Beaufort County School District, Series 2025B,
GO, 5.00%, 03/01/27 (SCSDE) ........ 10,000 10,282,933
Charleston County Airport District
Series 2024B , RB , 5.00% , 07/01/49 ..... 15,000 15,747,261
Series 2024B , RB , 5.25% , 07/01/54 ..... 7,500 7,925,568
City of Columbia Waterworks & Sewer System,
Series 2019A, RB, 5.00%, 02/01/49 ..... 2,500 2,703,712
Clemson University, Series 2025A, RB,
5.00%, 05/01/55 ................. 11,200 11,759,882
County of Charleston, Series 2017C, GO,
4.00%, 11/01/28 (SAW) ............ 11,800 12,125,208
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,692,380
Horry County School District, Series 2024, GO,
5.00%, 03/01/29 (SCSDE) ........... 20,235 21,943,510
SCAGO Educational Facilities Corp. for Pickens
School District
Series 2025 , RB , 5.00% , 12/01/30 ...... 2,515 2,817,084
Series 2025 , RB , 5.00% , 12/01/31 ...... 1,500 1,711,585
South Carolina Public Service Authority
Series 2019A , RB , VRDN, ( Bank of America
NA LOC ), 2.07% , 03/10/26
(a)
........ 22,850 22,850,000
Series 2025B , RB , 5.00% , 12/01/26 ..... 3,795 3,873,812
Series 2025B , RB , 5.00% , 12/01/27 ..... 1,005 1,053,573
Series 2022A , RB , 5.00% , 12/01/31 ..... 18,290 20,854,620
Series 2016A , RB , 5.00% , 12/01/31 ..... 2,000 2,012,607
Series 2020A , RB , 5.00% , 12/01/31 ..... 2,355 2,626,434
Series 2026C , RB , 5.00% , 12/01/33
(b)
.... 2,500 2,925,499
Series 2021A , RB , 4.00% , 12/01/34 ..... 2,000 2,110,486
Series 2021A , RB , 4.00% , 12/01/35 ..... 1,750 1,836,249
Series 2026C , RB , 5.00% , 12/01/36
(b)
.... 1,750 2,073,428
Series 2016A , RB , 5.00% , 12/01/36 ..... 3,000 3,015,189
Series 2016A , RB , 5.00% , 12/01/37 ..... 1,365 1,371,524
Series 2026C , RB , 5.00% , 12/01/37
(b)
.... 3,500 4,108,320
Series 2022A , RB , 4.00% , 12/01/38 ..... 1,000 1,032,212
Series 2020A , RB , 4.00% , 12/01/40 ..... 3,000 3,042,442
Series 2022A , RB , 4.00% , 12/01/41 ..... 2,000 2,033,254
Series 2021B , RB , 4.00% , 12/01/41 ..... 2,200 2,233,943
Series 2024B , RB , 5.00% , 12/01/41 ..... 2,000 2,240,487
Series 2021B , RB , 4.00% , 12/01/42 ..... 1,000 1,008,423
Series 2024B , RB , 5.00% , 12/01/43 ..... 4,000 4,396,653
Series 2025B , RB , 5.00% , 12/01/44 ..... 2,500 2,723,043
Series 2025A , RB , 5.00% , 12/01/44 ..... 1,125 1,225,370
Series 2014C , RB , 4.00% , 12/01/45 ..... 1,500 1,451,840
Series 2025A , RB , 5.00% , 12/01/45 ..... 1,000 1,077,301
Series B , RB , 5.00% , 12/01/46 ......... 2,000 2,010,993
Series 2025A , RB , 5.00% , 12/01/46 ..... 1,250 1,332,218
Series 2021B , RB , 4.00% , 12/01/47 ..... 2,000 1,880,600
Series 2022A , RB , 4.00% , 12/01/47 ..... 7,000 6,517,257
Series 2025B , RB , 5.00% , 12/01/47 ..... 6,385 6,757,590
Series 2025B , RB , 5.00% , 12/01/48 ..... 3,750 3,948,163
Series 2025A , RB , 5.00% , 12/01/50 ( AGC ) 9,675 10,201,814
Series A , RB , 5.00% , 12/01/50 ......... 2,845 2,844,884
Security
Par (000)
Par (000) Value
South Carolina (continued)
Series 2025A , RB , 5.25% , 12/01/50 ..... USD 3,600 $ 3,847,128
Series 2021B , RB , 5.00% , 12/01/51 ..... 2,195 2,258,346
Series 2022A , RB , 4.00% , 12/01/52 ..... 10,000 9,019,365
Series 2024B , RB , 5.25% , 12/01/54 ..... 6,615 6,985,148
Series 2024A , RB , 5.50% , 12/01/54 ..... 18,770 20,170,970
Series 2025A , RB , 5.00% , 12/01/55 ..... 12,700 13,172,765
Series 2015E , RB , 5.25% , 12/01/55 ..... 4,000 4,001,216
Series B , RB , 5.00% , 12/01/56 ......... 5,690 5,690,604
Series 2026A , RB , 5.25% , 12/01/56
(b)
.... 5,000 5,302,662
South Carolina Transportation Infrastructure
Bank
Series 2021B , RB , 5.00% , 10/01/26 ..... 6,925 7,041,209
Series 2021B , RB , 5.00% , 10/01/30 ..... 10,000 11,236,304
Series 2024A , RB , 4.00% , 10/01/32 ..... 13,615 14,901,457
Series 2017A , RB , 5.00% , 10/01/40 ..... 9,470 9,737,151
331,743,676
South Dakota — 0.0%
South Dakota Conservancy District, Series
2024A, RB, 5.00%, 08/01/54 ......... 20,000 21,057,200
Tennessee — 0.8%
City of Chattanooga, Series 2025, RB,
5.00%, 09/01/31 ................. 8,000 9,147,682
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/45 ................. 1,500 1,576,233
City of Memphis
Series 2015A , GO , 5.00% , 04/01/26 ..... 2,085 2,089,834
Series 2022A , GO , 5.00% , 10/01/47 ..... 655 685,687
City of Memphis Light Gas & Water Division
Electric System
Series 2025 , RB , 5.00% , 12/01/50 ...... 15,135 15,967,080
Series 2024 , RB , 5.00% , 12/01/54 ...... 3,890 4,080,448
Series 2025 , RB , 5.00% , 12/01/55 ...... 5,000 5,229,585
County of Hamilton
Series 2024A , GO , 5.00% , 08/01/42 ..... 11,320 12,771,242
Series 2024A , GO , 5.00% , 08/01/43 ..... 12,155 13,571,418
County of Montgomery, Series 2020B, GO,
4.00%, 06/01/39 ................. 1,980 2,032,832
County of Shelby
Series 2020B , GO , 5.00% , 04/01/29 ..... 4,445 4,830,201
Series 2019B , GO , 4.00% , 04/01/32 ..... 5,705 5,966,624
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
Series 2024 , RB , 5.00% , 10/01/35 ...... 13,000 15,418,268
Series 2024 , RB , 4.00% , 10/01/54 ...... 7,500 7,006,353
Series 2024 , RB , 5.00% , 10/01/54 ...... 5,000 5,282,925
Metropolitan Government of Nashville &
Davidson County
Series 2021C , GO , 5.00% , 01/01/27 ..... 18,240 18,682,584
Series 2018 , GO , 5.00% , 07/01/27 ...... 10,140 10,523,953
Series 2021C , GO , 5.00% , 01/01/29 ..... 21,335 23,055,990
Series 2021C , GO , 5.00% , 01/01/30 ..... 2,000 2,213,087
Series 2018 , GO , 5.00% , 07/01/30 ...... 5,805 6,181,825
Series 2021C , GO , 4.00% , 01/01/32 ..... 8,900 9,503,342
Series 2024A , GO , 5.00% , 01/01/32 ..... 10,000 11,499,949
Series 2018 , GO , 5.00% , 07/01/32 ...... 5,085 5,396,271
Series 2024A , GO , 5.00% , 01/01/33 ..... 10,000 11,671,603
Series 2018 , GO , 4.00% , 07/01/34 ...... 5,180 5,349,748
Series 2025 , RB , 5.00% , 07/01/34 ...... 4,000 4,767,032
Series 2024B , GO , 5.00% , 01/01/36 ..... 34,000 39,748,071
Series 2024B , GO , 4.00% , 01/01/37 ..... 2,000 2,128,080
Series 2024B , GO , 4.00% , 01/01/38 ..... 20,735 21,823,024
Series 2025 , RB , 5.00% , 07/01/38 ...... 2,250 2,594,667
Series 2022A , GO , 4.00% , 01/01/39 ..... 4,395 4,549,255

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2024C , GO , 5.00% , 01/01/40 ..... USD 6,000 $ 6,790,125
Series 2017A , RB , 5.00% , 05/15/42 ..... 2,000 2,034,052
Series 2017B , RB , 5.00% , 07/01/46 ..... 1,290 1,307,007
Metropolitan Knoxville Airport Authority, Series
2024A, RB, 5.25%, 06/01/49 ......... 1,625 1,720,498
Metropolitan Nashville Airport Authority (The)
Series 2026A , RB , 5.00% , 07/01/43 ..... 3,725 4,159,026
Series 2019A , RB , 5.00% , 07/01/44 ..... 2,000 2,093,887
Series 2026A , RB , 5.00% , 07/01/44 ..... 4,250 4,678,662
Series 2026A , RB , 5.00% , 07/01/45 ..... 4,000 4,349,391
Series 2026A , RB , 5.00% , 07/01/46 ..... 2,000 2,150,238
Series 2019A , RB , 5.00% , 07/01/49 ..... 2,000 2,048,959
Series 2026A , RB , 5.00% , 07/01/56 ..... 10,180 10,577,814
Series 2026A , RB , 5.25% , 07/01/56 ..... 7,500 7,965,180
State of Tennessee
Series 2021A , GO , 5.00% , 11/01/26 ..... 1,470 1,498,493
Series 2023A , GO , 5.00% , 05/01/28 ..... 3,755 3,988,307
Tennessee State School Bond Authority
Series B , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 1,505 1,573,821
Series A , RB , 5.00% , 11/01/47 ( HERBIP ) .. 5,000 5,081,495
Series 2022A , RB , 5.00% , 11/01/52 ( ST
INTERCEPT ) .................. 5,000 5,232,517
352,594,365
Texas — 11.8%
Alamo Community College District, GO,
5.00%, 02/15/28 ................. 2,000 2,111,668
Aldine Independent School District
Series 2024A , GO , 5.00% , 02/15/37 ( PSF ) 3,250 3,749,609
Series 2024A , GO , 5.00% , 02/15/38 ( PSF ) 3,500 4,000,417
Series 2024A , GO , 5.00% , 02/15/39 ( PSF ) 5,770 6,579,710
Series 2017A , GO , 5.00% , 02/15/45 ( PSF ) 4,000 4,043,732
Series 2018 , GO , 4.00% , 02/15/48 ( PSF ) .. 2,000 1,904,243
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 1,735 1,605,553
Aledo Independent School District, Series 2020,
GO, 4.00%, 02/15/45 (PSF) .......... 1,000 988,336
Allen Independent School District, Series 2025A,
GO, 5.00%, 02/15/27 (PSF) .......... 3,400 3,494,021
Alvin Independent School District
Series 2025A , GO , 5.25% , 02/15/50 ( PSF ) 1,000 1,075,214
Series 2025A , GO , 5.25% , 02/15/53 ( PSF ) 1,000 1,069,433
Anna Independent School District, Series 2025,
GO, 5.25%, 02/15/55 (PSF) .......... 2,200 2,348,271
Arlington Independent School District, Series
2025, GO, 5.00%, 02/15/32 (PSF) ...... 9,595 11,001,991
Austin Community College District
Series 2015 , GO , 4.00% , 08/01/40 ...... 325 325,066
Series 2018 , GO , 4.00% , 08/01/48 ...... 3,500 3,352,659
Austin Independent School District
Series 2024 , GO , 5.00% , 08/01/29 ( PSF ) .. 2,005 2,194,544
Series 2022B , GO , 4.00% , 08/01/32 ( PSF ) 10,355 11,144,849
Series 2019 , GO , 4.00% , 08/01/35 ( PSF ) .. 6,000 6,171,898
Series 2021 , GO , 2.00% , 08/01/37 ( PSF ) .. 8,000 6,799,239
Series 2024 , GO , 5.00% , 08/01/37 ( PSF ) .. 5,000 5,797,877
Series 2021 , GO , 2.00% , 08/01/38 ( PSF ) .. 14,465 11,970,514
Series 2020 , GO , 2.00% , 08/01/39 ( PSF ) .. 8,920 7,168,797
Series 2021 , GO , 2.00% , 08/01/39 ( PSF ) .. 16,580 13,324,961
Series 2020 , GO , 2.00% , 08/01/40 ( PSF ) .. 6,000 4,675,460
Series 2021 , GO , 2.00% , 08/01/40 ( PSF ) .. 16,885 13,146,261
Series 2023 , GO , 5.00% , 08/01/41 ...... 13,890 15,279,281
Series 2024 , GO , 5.00% , 08/01/49 ( PSF ) .. 24,500 25,796,655
Azle Independent School District, Series 2024,
GO, 4.00%, 02/15/49 (PSF) .......... 3,050 2,839,825
Security
Par (000)
Par (000) Value
Texas (continued)
Board of Regents of the University of Texas
System
Series 2016B , RB , 5.00% , 08/15/26 ..... USD 2,215 $ 2,244,046
Series 2016E , RB , 5.00% , 08/15/26 ..... 8,590 8,702,645
Series 2016J , RB , 5.00% , 08/15/26 ..... 3,995 4,047,388
Series 2017B , RB , 5.00% , 08/15/27 ..... 10,125 10,550,926
Series 2026A , RB , 5.00% , 08/15/28 ..... 1,750 1,869,804
Series 2021A , RB , 5.00% , 08/15/28 ..... 6,005 6,416,097
Series 2026A , RB , 5.00% , 08/15/29 ..... 2,085 2,282,868
Series 2020A , RB , 5.00% , 08/15/30 ..... 17,935 20,083,825
Series 2026A , RB , 5.00% , 08/15/31 ..... 2,980 3,403,083
Series 2025B , RB , 5.00% , 08/15/31 ..... 8,000 9,135,792
Series 2021A , RB , 5.00% , 08/15/31 ..... 5,000 5,709,870
Series 2023A , RB , 5.00% , 08/15/31 ..... 5,000 5,709,870
Series 2025B , RB , 5.00% , 08/15/32 ..... 5,000 5,810,234
Series 2019A , RB , 5.00% , 08/15/33 ..... 10,100 10,982,151
Series 2019A , RB , 5.00% , 08/15/34 ..... 1,900 2,058,736
Series 2021A , RB , 4.00% , 08/15/35 ..... 14,650 15,584,346
Series 2024B , RB , 5.00% , 08/15/35 ..... 6,190 7,448,876
Series 2025B , RB , 5.00% , 08/15/36 ..... 75,560 90,014,039
Series 2026A , RB , 5.00% , 08/15/38 ..... 3,000 3,628,419
Series 2024B , RB , 5.00% , 08/15/39 ..... 2,750 3,156,389
Series 2026A , RB , 5.00% , 08/15/39 ..... 2,000 2,345,444
Series 2026A , RB , 5.00% , 08/15/40 ..... 3,260 3,790,961
Series 2024B , RB , 5.00% , 08/15/42 ..... 10,000 11,233,611
Series 2026A , RB , 4.00% , 08/15/44 ..... 3,000 3,019,427
Series 2016F , RB , 5.00% , 08/15/47 ..... 2,000 2,270,579
Series 2019B , RB , 5.00% , 08/15/49 ..... 10,950 12,331,173
Series 2020A , RB , 3.50% , 08/15/50 ..... 5,000 4,224,447
Canutillo Independent School District, Series
2025, GO, 5.25%, 02/15/60 (PSF) ...... 8,000 8,506,161
Carrollton-Farmers Branch Independent School
District
Series 2023 , GO , 5.00% , 02/15/48 ( PSF ) .. 30,020 31,911,862
Series 2025 , GO , 5.25% , 02/15/55 ( PSF ) .. 3,000 3,204,483
Cedar Hill Independent School District
Series 2024 , GO , 5.00% , 02/15/45 ( PSF ) .. 5,650 6,059,785
Series 2024 , GO , 4.00% , 02/15/50 ( PSF ) .. 11,000 10,367,048
Central Texas Regional Mobility Authority
Series 2020E , RB , 5.00% , 01/01/45 ..... 2,500 2,590,589
Series 2021B , RB , 5.00% , 01/01/46 ..... 1,000 1,038,398
Series 2020E , RB , 4.00% , 01/01/50 ..... 4,530 4,133,895
Series 2021B , RB , 4.00% , 01/01/51 ..... 1,000 901,730
Central Texas Turnpike System
Series 2002-A , RB , 0.00% , 08/15/28
( AMBAC )
(c)
.................... 7,000 6,569,361
Series 2002-A , RB , 0.00% , 08/15/29
( AMBAC )
(c)
.................... 7,600 6,942,246
Series 2024C , RB , 5.00% , 08/15/31 ..... 10,845 12,253,296
Series 2024C , RB , 5.00% , 08/15/34 ..... 12,000 14,026,207
Series 2024A , RB , 5.00% , 08/15/35 ..... 7,500 8,723,843
Series 2024A , RB , 5.00% , 08/15/37 ..... 19,075 21,907,319
Series 2024A , RB , 5.00% , 08/15/38 ..... 14,100 16,069,642
Series 2024C , RB , 5.00% , 08/15/38 ..... 15,000 17,059,521
Series 2020A , RB , 5.00% , 08/15/39 ..... 25,175 27,009,278
Series 2020A , RB , 3.00% , 08/15/40 ..... 2,000 1,805,121
Series 2024C , RB , 5.00% , 08/15/40 ..... 3,250 3,636,147
Series 2024C , RB , 5.00% , 08/15/42 ..... 2,750 3,045,438
City of Austin
Series 2025 , GO , 5.00% , 09/01/26 ...... 1,200 1,217,163
Series 2021 , GO , 5.00% , 09/01/28 ...... 6,635 7,106,565
Series 2025 , GO , 5.00% , 09/01/29 ...... 6,250 6,856,824
Series 2025 , GO , 5.00% , 09/01/31 ...... 4,175 4,773,578
Series 2024 , GO , 5.00% , 09/01/32 ...... 2,000 2,326,413
Series 2025 , GO , 5.00% , 09/01/32 ...... 5,000 5,816,033

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025 , GO , 5.00% , 09/01/33 ...... USD 3,500 $ 4,129,728
Series 2024 , GO , 5.00% , 09/01/34 ...... 3,000 3,580,381
GO , 5.00% , 09/01/40 ............... 3,000 3,434,410
Series 2025 , GO , 5.00% , 09/01/40 ...... 1,000 1,144,803
Series 2025 , GO , 5.00% , 09/01/41 ...... 1,250 1,418,292
Series 2025 , GO , 5.00% , 09/01/42 ...... 1,750 1,970,409
GO , 5.00% , 09/01/43 ............... 2,165 2,418,379
GO , 5.00% , 09/01/44 ............... 2,000 2,213,542
GO , 5.00% , 09/01/45 ............... 1,800 1,975,139
City of Austin Electric Utility
Series 2025 , RB , 5.00% , 11/15/41 ...... 3,375 3,822,552
Series 2025 , RB , 5.00% , 11/15/42 ...... 5,000 5,619,229
Series 2020A , RB , 5.00% , 11/15/45 ..... 3,905 4,094,170
Series 2019B , RB , 5.00% , 11/15/49 ..... 3,000 3,076,879
Series 2024 , RB , 5.00% , 11/15/50 ...... 11,500 12,107,179
Series 2025 , RB , 5.00% , 11/15/50 ...... 3,600 3,807,792
Series 2024 , RB , 5.00% , 11/15/54 ...... 27,500 28,663,706
Series 2025 , RB , 5.00% , 11/15/55 ...... 5,000 5,223,232
City of Austin Water & Wastewater System
Series 2023 , RB , 5.00% , 11/15/28 ...... 6,000 6,455,412
Series 2023 , RB , 5.00% , 11/15/29 ...... 7,750 8,531,357
Series 2023 , RB , 5.00% , 11/15/30 ...... 2,795 3,140,752
Series 2023 , RB , 5.00% , 11/15/31 ...... 5,880 6,738,085
Series 2024 , RB , 5.00% , 11/15/34 ...... 9,245 11,016,997
Series 2021 , RB , 5.00% , 11/15/39 ...... 2,000 2,192,926
Series 2016 , RB , 5.00% , 11/15/41 ...... 1,000 1,010,801
Series 2020C , RB , 5.00% , 11/15/45 ..... 2,000 2,102,156
Series 2024 , RB , 5.00% , 11/15/49 ...... 17,220 18,236,447
Series 2020C , RB , 5.00% , 11/15/50 ..... 2,000 2,066,956
City of Corpus Christi Utility System, Series
2024, RB, 5.00%, 07/15/49 .......... 4,265 4,441,095
City of Dallas
Series 2024A , GO , 5.00% , 02/15/28 ..... 13,745 14,488,070
Series 2024B , GO , 5.00% , 02/15/31 ..... 7,350 8,291,755
Series 2024B , GO , 5.00% , 02/15/32 ..... 13,020 14,953,601
Series B , GO , 5.00% , 02/15/33 ........ 6,200 7,228,364
Series 2024B , GO , 5.00% , 02/15/34 ..... 17,395 20,525,644
Series 2024C , GO , 5.00% , 02/15/34 ..... 16,960 20,012,356
City of Dallas Waterworks & Sewer System
Series 2015A , RB , 5.00% , 10/01/26 ..... 1,400 1,404,832
Series 2016A , RB , 5.00% , 10/01/29 ..... 1,375 1,395,728
Series 2016A , RB , 5.00% , 10/01/30 ..... 3,590 3,644,745
Series 2016A , RB , 5.00% , 10/01/31 ..... 1,610 1,634,364
Series 2016A , RB , 5.00% , 10/01/32 ..... 5,510 5,591,458
Series 2016A , RB , 5.00% , 10/01/41 ..... 5,000 5,046,710
Series 2020C , RB , 5.00% , 10/01/45 ..... 2,000 2,101,406
Series 2021C , RB , 3.00% , 10/01/46 ..... 5,000 3,939,087
Series 2020C , RB , 4.00% , 10/01/49 ..... 7,900 7,538,336
City of El Paso, Series 2025, RB,
4.00%, 03/01/50 ................. 20,000 18,660,382
City of Garland Electric Utility System
Series 2019 , RB , 5.00% , 03/01/44 ...... 2,000 2,065,559
Series 2019 , RB , 4.00% , 03/01/49 ...... 1,000 917,648
Series 2024 , RB , 4.25% , 03/01/55 ...... 4,570 4,286,930
City of Houston
Series 2016A , GO , 5.00% , 03/01/28 ..... 10,000 10,021,720
Series 2017A , GO , 5.00% , 03/01/28 ..... 1,700 1,747,596
Series 2025 , GO , 5.00% , 03/01/29 ...... 6,250 6,757,046
Series 2025 , GO , 5.00% , 03/01/30 ...... 4,000 4,422,622
Series 2025 , GO , 5.00% , 03/01/31 ...... 3,000 3,382,788
Series 2024A , GO , 5.25% , 03/01/49 ..... 8,500 9,098,561
Series 2024A , GO , 4.13% , 03/01/51 ..... 7,945 7,493,115
City of Houston Airport System
Series 2018B , RB , 5.00% , 07/01/29 ..... 3,680 3,917,008
Series 2018B , RB , 5.00% , 07/01/30 ..... 8,570 9,117,039
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2018D , RB , 5.00% , 07/01/37 ..... USD 1,500 $ 1,574,017
Series 2018D , RB , 5.00% , 07/01/39 ..... 1,495 1,561,974
City of Houston Combined Utility System
Series 2018C , RB , VRDN, ( Bank of America
NA SBPA ), 1.90% , 03/10/26
(a)
....... 29,200 29,200,000
Series 2024A , RB , 5.00% , 11/15/31 ..... 5,425 6,210,436
Series 2020A , RB , 5.00% , 11/15/33 ..... 9,835 10,948,813
Series 2024A , RB , 5.00% , 11/15/35 ..... 26,940 31,582,837
Series 2024A , RB , 5.00% , 11/15/36 ..... 20,000 23,235,902
Series 2016B , RB , 4.00% , 11/15/37 ..... 2,000 2,007,339
Series 2017B , RB , 5.00% , 11/15/42 ..... 4,000 4,101,869
Series 2002C , RB , 4.00% , 11/15/43 ..... 1,500 1,508,412
Series 2014D , RB , 5.00% , 11/15/44 ..... 2,000 2,001,980
Series 2002C , RB , 5.00% , 11/15/45 ..... 1,000 1,056,371
Series 2002C , RB , 3.00% , 11/15/47 ..... 1,000 769,054
Series 2019B , RB , 5.00% , 11/15/49 ..... 2,000 2,067,180
Series 2024A , RB , 5.25% , 11/15/54 ..... 7,210 7,772,637
City of Pflugerville, GO, 5.00%, 08/01/53 ... 7,555 7,846,096
City of San Antonio
Series 2019 , GO , 5.00% , 08/01/27 ...... 1,800 1,873,601
Series 2019 , GO , 5.00% , 08/01/28 ...... 4,755 5,074,965
City of San Antonio Electric & Gas Systems
Series 2018 , RB , 5.00% , 02/01/27 ...... 3,100 3,181,332
Series 2022 , RB , VRDN, 2.00% , 12/01/27
(a)
4,865 4,799,139
Series 2026A , RB , VRDN, 2.90% , 12/01/27
(a)
1,600 1,602,716
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,000 2,104,447
Series 2025A , RB , VRDN, 3.08% , 12/01/28
(a)
20,000 20,237,660
Series 2026A , RB , VRDN, 3.00% , 12/01/29
(a)
3,705 3,738,006
Series 2025A , RB , VRDN, 3.20% , 12/01/30
(a)
20,000 20,352,534
Series 2026A , RB , VRDN, 3.15% , 12/01/31
(a)
4,185 4,249,938
Series 2019 , RB , 5.00% , 02/01/35 ...... 2,000 2,176,577
Series 2019 , RB , 5.00% , 02/01/36 ...... 4,000 4,334,156
Series 2026A , RB , 5.00% , 02/01/36 ..... 4,000 4,782,314
Series 2024A , RB , 5.00% , 02/01/37 ..... 6,500 7,529,319
Series 2025B , RB , 5.00% , 02/01/38 ..... 2,500 2,921,889
Series 2024A , RB , 5.00% , 02/01/38 ..... 4,000 4,585,289
Series 2024A , RB , 5.00% , 02/01/39 ..... 4,000 4,550,070
Series 2026A , RB , 5.00% , 02/01/39 ..... 15,065 17,452,564
Series 2026A , RB , 5.00% , 02/01/40 ..... 2,000 2,294,114
Series 2024A , RB , 5.00% , 02/01/40 ..... 3,000 3,383,123
Series 2024D , RB , 5.00% , 02/01/40 ..... 5,390 6,113,672
Series 2024A , RB , 5.00% , 02/01/41 ..... 2,250 2,523,088
Series 2026A , RB , 5.00% , 02/01/41 ..... 1,565 1,783,610
Series 2024A , RB , 5.00% , 02/01/42 ..... 4,750 5,288,787
Series 2024B , RB , 5.00% , 02/01/44 ..... 7,750 8,506,267
Series 2024D , RB , 5.00% , 02/01/44 ..... 4,000 4,410,011
Series 2017 , RB , 4.00% , 02/01/47 ...... 3,970 3,826,046
Series 2017 , RB , 5.00% , 02/01/47 ...... 10,000 10,111,904
Series 2024A , RB , 5.25% , 02/01/49 ..... 15,000 16,154,208
Series 2024E , RB , 5.25% , 02/01/49 ..... 10,000 10,807,369
Series 2024B , RB , 5.25% , 02/01/49 ..... 23,545 25,356,722
Series 2024C , RB , 5.00% , 02/01/54 ..... 5,750 5,965,473
Series 2024B , RB , 5.00% , 02/01/54 ..... 4,500 4,668,631
City of Waco
Series 2024A , GO , 5.00% , 02/01/49 ..... 8,250 8,703,069
Series 2024A , GO , 5.25% , 02/01/54 ..... 11,770 12,536,189
Clear Creek Independent School District
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 4,000 4,424,754
Series 2024A , GO , 5.00% , 02/15/31 ( PSF ) 14,865 16,771,980
Series 2024A , GO , 5.00% , 02/15/32 ( PSF ) 3,000 3,448,903
Series 2024A , GO , 5.00% , 02/15/33 ( PSF ) 2,175 2,538,625
Series 2025 , GO , 5.00% , 02/15/35 ( PSF ) .. 1,500 1,790,154
College Station Independent School District,
Series 2025, GO, 5.00%, 08/15/50 (PSF) .. 2,500 2,621,460

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Collin County Community College District
Series 2018 , GO , 5.00% , 08/15/29 ...... USD 11,990 $ 12,450,808
Series 2020A , GO , 4.00% , 08/15/38 ..... 2,015 2,061,192
Comal Independent School District
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 10,140 11,216,752
Series 2024 , GO , 5.00% , 02/15/34 ( PSF ) .. 16,675 19,759,922
Series 2022 , GO , 4.00% , 02/01/36 ( PSF ) .. 3,250 3,425,276
Series 2024 , GO , 3.00% , 02/15/38 ( PSF ) .. 16,985 16,570,007
Series 2024 , GO , 3.00% , 02/15/39 ( PSF ) .. 8,385 8,084,517
Series 2024 , GO , 3.00% , 02/15/40 ( PSF ) .. 5,250 4,988,311
Series 2024 , GO , 4.00% , 02/15/49 ( PSF ) .. 4,890 4,647,101
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/29 ( PSF ) 7,685 8,317,553
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,000 5,534,944
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,955 6,592,118
Series 2024 , GO , 5.00% , 02/15/33 ( PSF ) .. 4,015 4,677,850
Series 2024 , GO , 5.00% , 02/15/34 ( PSF ) .. 4,000 4,632,378
Series 2025 , GO , 5.00% , 02/15/36 ( PSF ) .. 2,000 2,359,603
Series 2026 , GO , 5.00% , 02/15/37 ( PSF ) .. 1,000 1,168,992
Series 2026 , GO , 5.00% , 02/15/38 ( PSF ) .. 1,250 1,449,404
Series 2026 , GO , 5.00% , 02/15/39 ( PSF ) .. 4,000 4,602,620
Series 2026 , GO , 5.00% , 02/15/40 ( PSF ) .. 1,500 1,709,538
Series 2026 , GO , 5.00% , 02/15/41 ( PSF ) .. 3,625 4,099,370
Series 2026 , GO , 5.00% , 02/15/42 ( PSF ) .. 2,300 2,575,148
Series 2024 , GO , 5.00% , 02/15/49 ( PSF ) .. 10,500 11,074,565
Series 2025 , GO , 4.00% , 02/15/50 ( PSF ) .. 22,000 20,766,313
Series 2026 , GO , 4.50% , 02/15/51 ( PSF ) .. 3,500 3,521,605
County of Bexar
Series 2019 , GO , 4.00% , 06/15/39 ...... 3,905 3,966,716
Series 2017 , GO , 4.00% , 06/15/41 ...... 2,035 2,036,833
Series A , GO , 5.00% , 06/15/41 ........ 3,000 3,023,464
Series 2017 , GO , 5.00% , 06/15/43 ...... 1,250 1,259,776
Series 2023 , GO , 4.00% , 06/15/46 ...... 5,000 4,922,948
County of Ector, GO, 4.00%, 02/15/47 ..... 38,525 37,460,608
County of Harris
Series 2025A , GO , 5.00% , 09/15/30 ..... 1,335 1,492,720
Series 2016A , RB , 5.00% , 08/15/31 ..... 2,000 2,023,180
Series 2024A , GO , 5.00% , 09/15/31 ..... 4,500 5,126,115
Series 2025A , GO , 5.00% , 09/15/31 ..... 6,000 6,834,820
Series 2024A , GO , 5.00% , 09/15/32 ..... 5,000 5,789,947
Series 2024A , GO , 5.00% , 09/15/33 ..... 10,000 11,736,806
Series 2024A , GO , 5.00% , 09/15/34 ..... 5,935 7,040,654
Series 2016A , RB , 5.00% , 08/15/41 ..... 3,505 3,526,938
Series 2024 , GO , 4.00% , 09/15/49 ...... 5,000 4,750,568
Series 2024 , GO , 5.00% , 09/15/54 ...... 2,145 2,244,120
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/31 ..... 2,000 2,106,377
Series 2018A , RB , 5.00% , 08/15/32 ..... 3,000 3,155,611
Series 2018A , RB , 5.00% , 08/15/43 ..... 4,125 4,242,892
Series 2021 , RB , 4.00% , 08/15/45 ...... 2,090 2,051,812
Series 2024A , RB , 5.25% , 08/15/49 ..... 11,400 12,261,886
Series 2024A , RB , 4.00% , 08/15/54 ..... 22,235 20,323,848
County of Hays, Series 2026, GO,
4.50%, 02/15/51 ................. 3,000 3,003,206
County of Montgomery, Series 2025A, GO,
5.00%, 03/01/31 ................. 8,000 9,024,800
County of Williamson
Series 2021 , GO , 4.00% , 02/15/27 ...... 22,320 22,721,365
Series 2020 , GO , 5.00% , 02/15/29 ...... 1,005 1,086,262
GO , 5.00% , 02/15/32 ............... 6,770 7,763,248
Series 2020 , GO , 4.00% , 02/15/33 ...... 11,240 11,691,081
Crowley Independent School District
Series 2024 , GO , 5.00% , 02/01/49 ( PSF ) .. 8,790 9,239,805
Series 2025 , GO , 5.25% , 02/01/56 ( PSF ) .. 2,500 2,665,507
Security
Par (000)
Par (000) Value
Texas (continued)
Cypress-Fairbanks Independent School District
Series 2023A , GO , 5.00% , 02/15/27 ( PSF ) USD 1,930 $ 1,983,371
Series 2026 , GO , 5.00% , 02/15/27 ( PSF ) .. 5,000 5,138,266
Series 2026 , GO , 5.00% , 02/15/28 ( PSF ) .. 4,500 4,752,141
Series 2023 , GO , 5.00% , 02/15/31 ( PSF ) .. 10,105 11,426,646
Series 2025 , GO , 5.00% , 02/15/35 ( PSF ) .. 10,775 12,906,911
Series 2019 , GO , 4.00% , 02/15/38 ( PSF ) .. 2,915 2,987,767
Series 2026 , GO , 5.00% , 02/15/38 ( PSF ) .. 2,000 2,419,747
Series 2026 , GO , 5.00% , 02/15/39 ( PSF ) .. 4,000 4,832,764
Series 2026 , GO , 5.00% , 02/15/40 ( PSF ) .. 1,000 1,207,123
Series 2018 , GO , 4.00% , 02/15/43 ( PSF ) .. 5,000 4,980,447
Series 2024B , GO , 5.00% , 02/15/43 ( PSF ) 1,500 1,649,347
Dallas Area Rapid Transit
Series 2007 , RB , 5.25% , 12/01/28 ( AMBAC ) 250 270,797
Series 2007 , RB , 5.25% , 12/01/29 ( AMBAC ) 1,050 1,166,825
Series 2019 , RB , 5.00% , 12/01/31 ...... 10,020 11,000,640
Series 2019 , RB , 5.00% , 12/01/32 ...... 5,000 5,476,277
Series 2019 , RB , 5.00% , 12/01/33 ...... 2,825 3,084,510
Series 2016B , RB , 4.00% , 12/01/35 ..... 8,000 8,048,788
Series 2021B , RB , 4.00% , 12/01/51 ..... 14,405 13,285,881
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/27 ..... 1,000 1,046,902
Series 2022B , RB , 5.00% , 11/01/27 ..... 2,000 2,093,803
Series 2022B , RB , 5.00% , 11/01/29 ..... 2,000 2,195,701
Series 2023B , RB , 5.00% , 11/01/29 ..... 5,000 5,489,252
Series 2020A , RB , 5.00% , 11/01/30 ..... 1,000 1,120,565
Series 2020A , RB , 5.00% , 11/01/32 ..... 1,000 1,113,586
Series 2020A , RB , 4.00% , 11/01/34 ..... 250 262,378
Series 2020B , RB , 4.00% , 11/01/34 ..... 9,500 9,970,364
Series 2020A , RB , 4.00% , 11/01/35 ..... 5,160 5,390,649
Series 2020B , RB , 4.00% , 11/01/35 ..... 2,000 2,090,287
Series 2023B , RB , 5.00% , 11/01/36 ..... 1,000 1,148,659
Series 2024 , RB , 5.00% , 11/01/39 ...... 3,250 3,696,354
Series 2023B , RB , 5.00% , 11/01/39 ..... 2,750 3,089,152
Series 2022B , RB , 5.00% , 11/01/40 ..... 5,000 5,510,819
Series 2024 , RB , 5.00% , 11/01/42 ...... 5,060 5,649,596
Series 2021B , RB , 5.00% , 11/01/43 ..... 18,380 19,529,432
Series 2024 , RB , 5.00% , 11/01/44 ...... 8,500 9,271,187
Series 2021B , RB , 4.00% , 11/01/45 ..... 7,400 7,280,745
Series 2022B , RB , 4.00% , 11/01/45 ..... 12,620 12,416,622
Series 2021A , RB , 4.00% , 11/01/46 ..... 2,600 2,492,166
Series 2023B , RB , 5.00% , 11/01/47 ..... 1,750 1,843,314
Series 2024 , RB , 5.25% , 11/01/48 ...... 10,250 11,094,535
Series 2024 , RB , 4.00% , 11/01/49 ...... 8,515 7,931,618
Series 2022B , RB , 5.00% , 11/01/50 ..... 5,000 5,174,668
Series 2025B , RB , 5.25% , 11/01/50 ..... 5,000 5,355,700
Series 2025B , RB , 5.25% , 11/01/56 ..... 3,000 3,181,234
Dallas Independent School District
Series 2025A, Sub-Series 2025A-2 , GO ,
VRDN, 5.00% , 02/15/27 ( PSF )
(a)
..... 12,980 13,292,997
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 4,940 5,217,770
Series 2025A, Sub-Series 2025A-3 , GO ,
VRDN, 5.00% , 02/15/28 ( PSF )
(a)
..... 15,410 16,167,491
Series 2025A, Sub-Series 2025A-4 , GO ,
VRDN, 5.00% , 02/15/29 ( PSF )
(a)
..... 2,800 3,005,560
Series 2026B , GO , VRDN, 5.00% , 02/15/30
( PSF )
(a)
...................... 4,225 4,613,421
Series 2025A, Sub-Series A-6 , GO , VRDN,
5.00% , 02/15/31 ( PSF )
(a)
........... 3,110 3,470,448
Series 2019B , GO , 4.00% , 02/15/33 ( PSF ) 3,000 3,121,561
Series 2026A , GO , 5.00% , 02/15/36 ( PSF ) 2,500 2,971,361
Series 2019B , GO , 3.00% , 02/15/37 ( PSF ) 5,000 4,982,226
Series 2026A , GO , 5.00% , 02/15/39 ( PSF ) 4,250 4,926,356
Series 2026A , GO , 5.00% , 02/15/41 ( PSF ) 7,500 8,556,349
Series 2026A , GO , 5.00% , 02/15/42 ( PSF ) 19,515 22,074,439

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2026A , GO , 5.00% , 02/15/43 ( PSF ) USD 3,000 $ 3,358,990
Series 2026A , GO , 5.00% , 02/15/44 ( PSF ) 1,150 1,273,618
Series 2026A , GO , 4.25% , 02/15/47 ( PSF ) 2,500 2,472,874
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 20,140 18,547,003
Series 2025B , GO , 4.00% , 02/15/55 ( PSF ) 40,000 36,883,320
Series 2026A , GO , 4.38% , 02/15/56 ( PSF ) 7,500 7,351,741
Series 2026A , GO , 5.00% , 02/15/56 ( PSF ) 5,000 5,221,528
Denton Independent School District
Series B1 , GO , VRDN, 4.00% , 08/15/28
( PSF )
(a)
...................... 9,145 9,504,586
Series B2 , GO , VRDN, 4.00% , 08/15/30
( PSF )
(a)
...................... 4,570 4,862,470
Series 2023 , GO , 5.00% , 08/15/35 ( PSF ) .. 5,500 6,383,420
Series 2023 , GO , 5.00% , 08/15/37 ( PSF ) .. 2,000 2,285,740
Series 2023 , GO , 5.00% , 08/15/38 ( PSF ) .. 1,000 1,135,838
Series 2023 , GO , 5.00% , 08/15/39 ( PSF ) .. 3,015 3,404,702
Series 2023 , GO , 5.00% , 08/15/42 ( PSF ) .. 2,965 3,281,921
Series 2023 , GO , 5.00% , 08/15/53 ( PSF ) .. 11,890 12,344,219
Eagle Mountain & Saginaw Independent School
District
Series 2025A , GO , 5.00% , 08/15/33 ( PSF ) 3,250 3,832,673
Series 2025 , GO , 5.25% , 08/15/50 ( PSF ) .. 14,885 16,055,571
East Montgomery County Improvement District
Sales Tax, Series 2024, RB, 5.25%, 08/15/49
(AGC) ....................... 4,650 4,970,812
Elgin Independent School District, Series 2024,
GO, 5.00%, 08/01/54 (PSF) .......... 4,745 4,917,628
Fort Bend Independent School District
Series 2024B , GO , VRDN, 4.00% , 08/01/27
( PSF )
(a)
...................... 21,000 21,458,176
Series 2018 , GO , 5.00% , 08/15/30 ( PSF ) .. 3,360 3,488,922
Fort Worth Independent School District
Series 2025A , GO , 5.00% , 02/15/29 ( PSF ) 4,000 4,323,269
Series 2018 , GO , 5.00% , 02/15/43 ( PSF ) .. 5,000 5,069,055
Series 2024 , GO , 5.00% , 02/15/49 ( PSF ) .. 6,000 6,295,202
Frenship Independent School District, Series
2025, GO, 5.00%, 02/15/55 (PSF) ...... 8,465 8,841,510
Frisco Independent School District
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 4,750 5,356,985
Series 2025A , GO , 5.00% , 02/15/32 ( PSF ) 4,000 4,588,946
Series 2025B , GO , 5.00% , 02/15/34 ( PSF ) 8,250 9,711,004
Series 2019 , GO , 4.00% , 08/15/49 ( PSF ) .. 2,285 2,161,019
Garland Independent School District, Series
2023A, GO, 5.00%, 02/15/48 (PSF) ..... 24,015 25,147,744
Georgetown Independent School District
Series 2025 , GO , 5.00% , 02/15/35 ( PSF ) .. 8,000 9,519,298
Series 2025 , GO , 5.50% , 02/15/36 ( PSF ) .. 5,000 6,092,002
Series 2024 , GO , 5.00% , 02/15/54 ( PSF ) .. 13,750 14,307,925
Grand Parkway Transportation Corp.
Series 2018A , RB , 5.00% , 10/01/35 ..... 7,860 8,230,907
Series 2018A , RB , 5.00% , 10/01/36 ..... 8,000 8,355,919
Series 2018A , RB , 5.00% , 10/01/38 ..... 8,000 8,314,988
Series 2018A , RB , 5.00% , 10/01/43 ..... 11,180 11,555,115
Series 2020C , RB , 4.00% , 10/01/45 ..... 23,400 22,774,197
Series 2018A , RB , 5.00% , 10/01/48 ..... 17,010 17,376,998
Series 2020C , RB , 4.00% , 10/01/49 ( AGM-
CR ) ......................... 9,900 9,348,638
Series 2020C , RB , 4.00% , 10/01/49 ..... 25,995 24,185,298
Series 2020C , RB , 3.00% , 10/01/50 ..... 2,000 1,474,406
Grapevine-Colleyville Independent School
District, Series 2025, GO, 5.00%, 08/15/31
(PSF) ....................... 9,595 10,967,310
Grayson County Junior College District, Series
2024, GO, 4.00%, 02/15/49 .......... 8,230 7,760,769
Security
Par (000)
Par (000) Value
Texas (continued)
Greenville Independent School District
Series 2026 , GO , 5.00% , 02/15/27 ( PSF ) .. USD 1,810 $ 1,859,011
Series 2026 , GO , 4.50% , 02/15/56 ( PSF ) .. 5,000 4,946,614
Greenwood Independent School District, Series
2024, GO, 4.00%, 02/15/54 (PSF) ...... 4,000 3,707,584
Hays Consolidated Independent School District
Series 2017 , GO , 3.25% , 02/15/32 ( PSF ) .. 11,775 11,837,118
Series 2025 , GO , 5.25% , 02/15/43 ( PSF ) .. 2,000 2,257,844
Series 2025 , GO , 5.25% , 02/15/50 ( PSF ) .. 10,000 10,759,856
Highland Park Independent School District,
Series 2024, GO, 5.00%, 02/15/33 ...... 10,000 11,692,782
Houston Higher Education Finance Corp., Series
2024, RB, 5.00%, 05/15/34 .......... 54,575 64,910,233
Houston Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 2,255 2,259,905
Series 2016 , GO , 5.00% , 02/15/28 ( PSF ) .. 4,600 4,609,844
Series 2017 , GO , 5.00% , 02/15/28 ( PSF ) .. 1,000 1,026,271
Series 2025A , GO , 5.00% , 02/15/30 ( PSF ) 1,500 1,656,886
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 2,500 2,818,216
Series 2017 , GO , 4.00% , 02/15/42 ( PSF ) .. 1,300 1,306,146
Humble Independent School District
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 5,700 6,017,131
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,250 5,668,030
Series 2025 , GO , 4.00% , 02/15/52 ( PSF ) .. 5,750 5,267,843
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 10,000 9,238,887
Series 2026A , GO , 5.00% , 02/15/55 ( PSF ) 1,400 1,461,255
Hurst-Euless-Bedford Independent School
District, Series 2024, GO, 4.00%, 08/15/50
(PSF) ....................... 4,200 3,953,942
Irving Independent School District
Series 2023 , GO , 5.00% , 02/15/40 ( PSF ) .. 1,100 1,210,994
Series 2023 , GO , 5.00% , 02/15/41 ( PSF ) .. 6,440 7,045,423
Jarrell Independent School District, Series 2024,
GO, 4.00%, 02/15/54 (PSF) .......... 18,740 17,426,646
Judson Independent School District
Series 2024 , GO , 5.00% , 02/01/49 ( PSF ) .. 6,060 6,390,951
Series 2024 , GO , 5.00% , 02/01/53 ( PSF ) .. 3,000 3,144,435
Katy Independent School District
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 5,800 5,962,615
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 2,000 2,114,037
Series 2022 , GO , 4.00% , 02/15/47 ( PSF ) .. 10,515 10,153,432
Series 2018 , GO , 4.00% , 02/15/48 ( PSF ) .. 3,650 3,455,436
Klein Independent School District
Series 2025 , GO , 5.00% , 08/01/26 ( PSF ) .. 2,085 2,109,229
Series 2025 , GO , 5.00% , 08/01/27 ( PSF ) .. 1,540 1,601,214
Series 2025 , GO , 5.00% , 08/01/30 ( PSF ) .. 1,250 1,394,653
Series 2025 , GO , 5.00% , 08/01/32 ( PSF ) .. 5,000 5,780,571
Series 2025 , GO , 5.00% , 08/01/34 ( PSF ) .. 5,000 5,927,165
Series 2023 , GO , 4.00% , 08/01/45 ( PSF ) .. 10,000 9,768,562
Lamar Consolidated Independent School District
Series 2024A , GO , 5.00% , 02/15/31 ( PSF ) 3,500 3,942,006
Series 2018 , GO , 4.00% , 02/15/50 ( PSF ) .. 3,000 2,814,792
Series 2021 , GO , 3.00% , 02/15/51 ( PSF ) .. 6,485 4,896,200
Series 2023 , GO , 4.00% , 02/15/53 ...... 15,000 13,819,104
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 7,975 7,368,012
Leander Independent School District
Series 2025A , GO , 0.00% , 08/15/35 ( PSF )
(c)
3,160 2,360,782
Series 2025A , GO , 5.00% , 08/15/37 ( PSF ) 13,000 15,274,432
Series 2025A , GO , 5.00% , 08/15/38 ( PSF ) 11,000 12,813,077
Series 2025A , GO , 5.00% , 08/15/39 ( PSF ) 5,500 6,346,647
Series 2025A , GO , 5.00% , 08/15/40 ( PSF ) 2,000 2,284,756
Series 2023 , GO , 5.00% , 02/15/48 ( PSF ) .. 12,000 12,602,915
Series 2025A , GO , 5.00% , 08/15/55 ( PSF ) 11,540 12,112,931
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/27 ( PSF ) 4,965 4,971,798

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025 , GO , 5.00% , 08/15/28 ( PSF ) .. USD 1,100 $ 1,176,369
Series 2023 , GO , 5.00% , 08/15/30 ( PSF ) .. 11,190 12,545,351
Series 2024 , GO , 5.00% , 08/15/36 ( PSF ) .. 5,570 6,413,417
Series 2024 , GO , 5.00% , 08/15/38 ( PSF ) .. 5,195 5,893,244
Series 2025 , GO , 5.00% , 08/15/39 ( PSF ) .. 2,250 2,560,716
Series 2024 , GO , 5.00% , 08/15/40 ( PSF ) .. 6,000 6,711,340
Series 2025 , GO , 5.00% , 08/15/40 ( PSF ) .. 1,795 2,025,637
Series 2024 , GO , 5.00% , 08/15/44 ( PSF ) .. 9,220 9,947,887
Longview Independent School District, Series
2024, GO, 4.00%, 02/15/49 (PSF) ...... 5,215 4,955,958
Lower Colorado River Authority
Series 2025A , RB , 5.00% , 05/15/26 ..... 2,275 2,287,712
Series 2021 , RB , 5.00% , 05/15/28 ...... 1,000 1,060,245
Series 2025 , RB , 5.00% , 05/15/30 ...... 4,250 4,713,439
Series 2025A , RB , 5.00% , 05/15/31 ..... 4,000 4,517,001
Series 2025 , RB , 5.00% , 05/15/31 ...... 8,100 9,146,927
Series 2025B , RB , VRDN, 5.00% , 05/15/32
(a)
8,000 8,998,732
Series 2025A , RB , 5.00% , 05/15/35 ..... 3,250 3,856,620
Series 2024 , RB , 5.00% , 05/15/35 ...... 5,905 6,790,147
Series 2024 , RB , 5.00% , 05/15/36 ...... 2,000 2,281,978
Series 2025A , RB , 5.00% , 05/15/36 ( BAM ) 9,000 10,618,180
Series 2024 , RB , 5.00% , 05/15/37 ...... 3,000 3,395,107
Series 2024 , RB , 5.00% , 05/15/38 ...... 2,125 2,386,578
Series 2024 , RB , 5.00% , 05/15/39 ...... 2,750 3,067,752
Series 2025A , RB , 5.00% , 05/15/39 ( BAM ) 5,000 5,737,670
Series 2021 , RB , 5.00% , 05/15/39 ...... 2,000 2,141,160
Series 2025A , RB , 5.00% , 05/15/40 ( BAM ) 3,000 3,413,319
Series 2021 , RB , 5.00% , 05/15/41 ...... 3,500 3,718,322
Series 2018 , RB , 5.00% , 05/15/43 ...... 1,000 1,029,652
Series 2024A , RB , 5.00% , 05/15/49 ..... 27,365 28,976,927
Series 2025 , RB , 5.00% , 05/15/50 ...... 5,000 5,260,256
Series 2022A , RB , 6.00% , 05/15/52 ..... 10,000 10,828,760
Series 2024A , RB , 5.00% , 05/15/54 ..... 10,000 10,423,842
Series 2025A , RB , 5.50% , 05/15/55 ( BAM ) 13,565 14,813,977
Magnolia Independent School District, Series
2023, GO, 4.00%, 08/15/47 .......... 10,800 10,366,077
Manor Independent School District, Series 2020,
GO, 3.00%, 08/01/50 (PSF) .......... 13,905 10,284,803
Medina Valley Independent School District,
Series 2023, GO, 4.00%, 02/15/53 (PSF) .. 18,480 16,758,813
Melissa Independent School District, Series
2024, GO, 4.00%, 02/01/54 (PSF) ...... 8,750 8,058,472
Mesquite Independent School District, Series
2025, GO, 5.00%, 08/15/44 (PSF) ...... 3,400 3,756,825
Midland County Fresh Water Supply District No.
1, Series 2012A, RB, 0.00%, 09/15/34
(c)
.. 1,250 867,791
Midland Independent School District
Series 2024 , GO , 5.00% , 02/15/35 ( PSF ) .. 6,150 7,075,879
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 23,595 21,728,515
New Hope Higher Education Finance Corp.
Series 2026A , RB , 5.00% , 03/15/51 ..... 5,000 5,235,111
Series 2026A , RB , 5.00% , 03/15/55 ..... 15,150 15,761,330
North East Independent School District, Series
2007, GO, 5.25%, 02/01/27 (PSF) ...... 530 545,098
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2024, RB, 4.00%, 06/01/51 .......... 20,860 19,763,089
North Texas Municipal Water District Water
System
Series 2021A , RB , 5.00% , 09/01/26 ..... 15,200 15,418,916
Series 2025 , RB , 5.00% , 09/01/26 ...... 2,725 2,764,247
Series 2021A , RB , 5.00% , 09/01/27 ..... 6,000 6,259,723
Series 2025 , RB , 5.00% , 09/01/27 ...... 805 839,846
Series 2021A , RB , 5.00% , 09/01/28 ..... 3,500 3,743,541
Series 2025 , RB , 5.00% , 09/01/31 ...... 2,810 3,202,104
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025 , RB , 5.00% , 09/01/32 ...... USD 8,000 $ 9,269,534
Series 2025 , RB , 5.00% , 09/01/36 ...... 4,000 4,701,914
Series 2025 , RB , 5.00% , 09/01/38 ...... 4,280 4,938,719
Series 2025 , RB , 5.00% , 09/01/41 ...... 3,000 3,378,448
Series 2016 , RB , 4.00% , 09/01/46 ...... 6,000 5,847,899
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/27 ..... 2,505 2,563,625
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,855 4,052,636
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,700 1,830,545
Series 2024B , RB , 5.00% , 01/01/30 ..... 6,510 7,171,891
Series 2008D , RB , 0.00% , 01/01/31
(c)
.... 965 851,956
Series 2024A , RB , 5.00% , 01/01/31 ..... 3,750 4,215,306
Series 2023B , RB , 5.00% , 01/01/31 ..... 8,500 9,554,694
Series 2025B , RB , 5.00% , 01/01/31 ..... 2,400 2,697,796
Series 2024A , RB , 5.00% , 01/01/32 ..... 2,000 2,288,827
Series 2024B , RB , 5.00% , 01/01/32 ..... 18,205 20,834,046
Series 2008D , RB , 0.00% , 01/01/33
(c)
.... 38,450 31,883,697
Series 2021B , RB , 4.00% , 01/01/33 ..... 2,000 2,110,902
Series 2024B , RB , 5.00% , 01/01/33 ..... 10,000 11,597,595
Series 2008D , RB , 0.00% , 01/01/34
(c)
.... 2,900 2,321,335
Series 2024B , RB , 5.00% , 01/01/34 ..... 1,590 1,862,677
Series 2024A , RB , 5.00% , 01/01/34 ..... 7,940 9,344,791
Series A , RB , 5.00% , 01/01/34 ......... 11,500 13,378,127
Series 2008D , RB , 0.00% , 01/01/35
(c)
.... 14,800 11,397,903
Series 2021B , RB , 4.00% , 01/01/35 ..... 2,545 2,660,936
Series A , RB , 5.00% , 01/01/35 ......... 2,900 3,126,050
Series 2008D , RB , 0.00% , 01/01/36
(c)
.... 44,800 33,037,164
Series 2019A , RB , 4.00% , 01/01/36 ..... 11,300 11,587,744
Series 2020A , RB , 4.00% , 01/01/36 ..... 2,000 2,050,928
Series A , RB , 5.00% , 01/01/36 ......... 1,000 1,018,613
Series 2008D , RB , 0.00% , 01/01/37
(c)
.... 3,250 2,288,222
Series 2019A , RB , 4.00% , 01/01/37 ..... 5,000 5,108,664
Series A , RB , 4.00% , 01/01/37 ......... 11,240 11,303,567
Series 2024B , RB , 5.00% , 01/01/37 ..... 1,250 1,428,257
Series 2011B , RB , 0.00% , 09/01/37
(c)
.... 1,620 892,358
Series 2008D , RB , 0.00% , 01/01/38 ( AGC )
(c)
3,000 2,015,947
Series 2019A , RB , 5.00% , 01/01/38 ..... 21,820 23,009,070
Series 2021B , RB , 4.00% , 01/01/39 ..... 2,500 2,553,995
Series A , RB , 5.00% , 01/01/39 ......... 2,500 2,584,292
Series 2025A , RB , 5.00% , 01/01/39 ..... 1,000 1,146,673
Series 2021B , RB , 4.00% , 01/01/40 ..... 4,000 4,069,152
Series 2021B , RB , 4.00% , 01/01/41 ..... 1,150 1,165,626
Series 2024A , RB , 5.00% , 01/01/41 ..... 5,000 5,576,938
Series 2024A , RB , 5.25% , 01/01/42 ..... 4,000 4,526,155
Series A , RB , 4.00% , 01/01/43 ......... 15,615 15,651,633
Series B , RB , 5.00% , 01/01/43 ......... 1,750 1,772,853
Series A , RB , 5.00% , 01/01/43 ......... 5,490 5,671,387
Series 2011B , RB , 0.00% , 09/01/43
(c)
.... 2,500 877,689
Series 2011C , RB , 7.00% , 09/01/43 ..... 500 606,426
Series 2019A , RB , 4.00% , 01/01/44 ..... 2,030 2,030,811
Series 2024A , RB , 5.25% , 01/01/44 ..... 2,000 2,228,612
Series 2024A , RB , 5.00% , 01/01/45 ..... 2,750 2,988,629
Series 2011C , RB , 6.75% , 09/01/45 ..... 500 611,507
Series 2018 , RB , 5.00% , 01/01/48 ...... 1,000 1,015,379
Series A , RB , 5.00% , 01/01/48 ......... 6,100 6,213,232
Series B , RB , 5.00% , 01/01/48 ......... 1,750 1,766,615
Series 2018 , RB , 4.25% , 01/01/49 ...... 1,500 1,426,551
Northside Independent School District, Series
2020, GO, VRDN, 3.55%, 06/01/28 (PSF)
(a)
5,665 5,791,270
Northwest Independent School District
Series 2023 , GO , 5.00% , 02/15/48 ( PSF ) .. 18,500 19,331,410
Series 2024A , GO , 5.00% , 02/15/49 ( PSF ) 5,750 6,034,059
Series 2025 , GO , 5.25% , 02/15/55 ( PSF ) .. 64,990 69,469,566
Pasadena Independent School District, Series
2018, GO, 4.00%, 02/15/44 (PSF) ...... 1,250 1,250,886

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Pearland Independent School District
Series 2025 , GO , 5.00% , 02/15/31 ( PSF ) .. USD 6,300 $ 7,111,358
Series 2025 , GO , 5.00% , 02/15/32 ( PSF ) .. 4,000 4,598,538
Pecos Barstow Toyah Independent School
District, Series 2024, GO, 4.00%, 02/15/43
(PSF) ....................... 4,285 4,309,639
Permanent University Fund - Texas A&M
University System
Series 2025A , RB , 5.00% , 07/01/33 ..... 12,900 15,177,456
Series 2023 , RB , 5.00% , 07/01/41 ...... 13,245 14,604,332
Permanent University Fund - University of Texas
System
Series 2022A , RB , 5.00% , 07/01/27 ..... 1,000 1,038,415
Series 2022A , RB , 5.00% , 07/01/29 ..... 3,070 3,347,348
Series 2024B , RB , 5.00% , 07/01/33 ..... 8,125 9,559,444
Series 2025A , RB , 5.00% , 07/01/33 ..... 10,000 11,765,470
Series 2022A , RB , 5.00% , 07/01/34 ..... 2,885 3,307,847
Series 2024B , RB , 5.00% , 07/01/35 ..... 5,000 6,011,735
Series 2024A , RB , 5.00% , 07/01/36 ..... 7,655 8,990,274
Series 2024B , RB , 5.00% , 07/01/36 ..... 6,500 7,853,629
Series 2024A , RB , 5.00% , 07/01/37 ..... 5,040 5,874,107
Series 2024B , RB , 5.00% , 07/01/38 ..... 5,000 5,774,727
Series 2016B , RB , 4.00% , 07/01/41 ..... 2,515 2,516,632
Series 2024A , RB , 4.00% , 07/01/53 ..... 3,500 3,259,014
Pflugerville Independent School District, Series
2023A, GO, 5.00%, 02/15/35 ......... 4,090 4,628,766
Plano Independent School District
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 6,510 6,690,023
Series 2025B , GO , 5.00% , 02/15/27 ( PSF ) 3,095 3,180,587
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 5,580 5,893,756
Series 2025B , GO , 5.00% , 02/15/28 ( PSF ) 4,500 4,753,029
Series 2025B , GO , 5.00% , 02/15/29 ( PSF ) 10,000 10,826,089
Series 2025 , GO , 4.00% , 02/15/43 ( PSF ) .. 4,155 4,222,383
Series 2025 , GO , 4.00% , 02/15/44 ( PSF ) .. 5,000 5,023,263
Series 2025 , GO , 4.00% , 02/15/45 ( PSF ) .. 4,135 4,086,771
Port Authority of Houston of Harris County Texas
Series 2020A-2 , GO , 3.00% , 10/01/39 .... 5,000 4,611,611
Series 2023 , RB , 5.00% , 10/01/48 ...... 8,620 9,092,942
Series 2023 , RB , 5.00% , 10/01/53 ...... 24,000 24,992,462
Princeton Independent School District, Series
2025, GO, 5.00%, 02/15/50 (PSF) ...... 1,650 1,738,597
Prosper Independent School District
Series 2024 , GO , 4.00% , 02/15/54 ( PSF ) .. 17,790 16,409,320
Series 2024A , GO , 4.00% , 02/15/54 ( PSF ) 40,970 37,790,322
Series 2025 , GO , 5.25% , 02/15/55 ( PSF ) .. 10,000 10,719,972
Series 2026 , GO , 5.25% , 02/15/55 ( PSF ) .. 5,000 5,376,356
Richardson Independent School District
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,905 2,005,618
Series 2017 , GO , 5.00% , 02/15/42 ( PSF ) .. 6,930 6,941,705
Series 2021 , GO , 4.00% , 02/15/46 ( PSF ) .. 2,000 1,945,307
Rockwall Independent School District, Series
2023, GO, 4.00%, 02/15/53 (PSF) ...... 16,775 15,529,902
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/31 ( PSF ) 4,000 4,350,233
Series 2019A , GO , 3.00% , 08/01/33 ( PSF ) 4,480 4,522,343
Series 2026A , GO , 5.00% , 08/01/46 ( PSF )
(b)
750 813,337
San Angelo Independent School District, Series
2025, GO, 5.25%, 02/15/55 (PSF) ...... 15,000 16,010,937
San Antonio Independent School District
Series 2025 , GO , 5.00% , 08/15/26 ( PSF ) .. 1,755 1,777,822
Series 2018 , GO , 5.00% , 08/15/48 ( PSF ) .. 4,680 4,682,700
Series 2022 , GO , 5.00% , 08/15/52 ( PSF ) .. 3,000 3,096,643
San Antonio Public Facilities Corp., Series 2012,
RB, 4.00%, 09/15/42 .............. 6,600 6,598,233
Security
Par (000)
Par (000) Value
Texas (continued)
San Antonio Water System
Series 2025D , RB , VRDN, ( TD Bank NA
SBPA ), 1.85% , 03/03/26
(a)
.......... USD 23,650 $ 23,650,000
Series 2016C , RB , 5.00% , 05/15/33 ..... 10,500 10,680,512
Series 2016C , RB , 5.00% , 05/15/34 ..... 3,245 3,299,766
Series 2016C , RB , 5.00% , 05/15/35 ..... 1,800 1,829,261
Series 2025A , RB , 5.00% , 05/15/36 ..... 3,500 4,154,305
Series 2025A , RB , 5.00% , 05/15/37 ..... 3,500 4,112,707
Series 2025A , RB , 5.00% , 05/15/38 ..... 2,500 2,907,983
Series 2025A , RB , 5.00% , 05/15/39 ..... 2,000 2,303,700
Series 2025C , RB , 5.00% , 05/15/39 ..... 5,500 6,335,175
Series 2015B , RB , 4.00% , 05/15/40 ..... 4,785 4,786,227
Series 2025C , RB , 5.00% , 05/15/45 ..... 1,750 1,916,563
Series 2016C , RB , 5.00% , 05/15/46 ..... 1,660 1,672,078
Series 2020C , RB , 4.00% , 05/15/50 ..... 1,000 950,004
Series 2020A , RB , 5.00% , 05/15/50 ..... 6,000 6,198,889
Series 2021A , RB , 4.00% , 05/15/51 ..... 3,790 3,575,134
San Jacinto Community College District, Series
2019A, GO, 5.00%, 02/15/44 ......... 3,660 3,798,268
San Marcos Consolidated Independent School
District, Series 2023, GO, 5.25%, 08/15/47
(PSF) ....................... 10,000 10,735,341
Southwest Independent School District, Series
2023, GO, 4.00%, 02/01/53 (PSF) ...... 15,000 13,931,872
Spring Independent School District, Series 2025,
GO, 5.00%, 08/15/32 (PSF) .......... 6,305 7,285,366
State of Texas
Series 2015A , GO , 5.00% , 10/01/26 ..... 7,000 7,014,595
Series 2016A , GO , 5.00% , 04/01/27 ..... 5,890 5,902,771
Series 2024 , GO , 5.00% , 10/01/27 ...... 7,275 7,606,504
Series 2025 , GO , 5.00% , 10/01/28 ...... 7,355 7,894,262
Series A , GO , 5.00% , 10/01/30 ........ 3,900 4,078,218
Series 2024 , GO , 5.00% , 10/01/31 ...... 14,385 16,464,907
Series 2016 , GO , 5.00% , 04/01/32 ...... 2,300 2,304,778
Series 2024 , GO , 5.00% , 10/01/32 ...... 5,000 5,820,692
Series B , GO , 5.00% , 10/01/32 ........ 5,825 6,080,418
Series A , GO , 5.00% , 10/01/33 ........ 34,100 35,554,529
Series 2025 , GO , 5.00% , 10/01/33 ...... 3,000 3,549,709
Series 2016 , GO , 5.00% , 04/01/34 ...... 16,500 16,530,748
Series A , GO , 5.00% , 10/01/34 ........ 32,000 33,323,158
Series 2025 , GO , 5.00% , 10/01/35 ...... 3,000 3,622,551
Series 2025 , GO , 5.00% , 10/01/36 ...... 2,500 2,983,230
Series 2025B , GO , 5.00% , 08/01/39 ..... 1,500 1,711,970
Series 2025 , GO , 5.00% , 10/01/39 ...... 2,500 2,892,111
Series 2022B , GO , 5.00% , 08/01/40 ..... 3,000 3,004,778
Series 2025 , GO , 5.00% , 10/01/40 ...... 12,000 13,770,362
Series 2025 , GO , 5.00% , 10/01/41 ...... 14,990 17,100,372
Series 2025 , GO , 5.00% , 10/01/42 ...... 12,000 13,577,142
Series 2024 , GO , 5.00% , 10/01/42 ...... 1,500 1,677,067
Series 2024 , GO , 5.00% , 10/01/43 ...... 5,250 5,826,599
Series 2025 , GO , 5.00% , 10/01/43 ...... 9,500 10,666,215
Series 2016A , GO , 5.00% , 04/01/44 ..... 2,045 2,048,021
Series A , GO , 4.00% , 10/01/44 ........ 2,000 2,000,066
Series 2025 , GO , 5.00% , 10/01/44 ...... 6,000 6,679,802
Tarrant Regional Water District, Series 2025, RB,
4.25%, 09/01/55 ................. 10,000 9,505,614
Tarrant Regional Water District Water Supply
System, Series 2024, RB, 4.00%, 03/01/54 6,335 5,829,501
Texas A&M University
Series 2024A , RB , 5.00% , 05/15/26 ..... 1,795 1,805,415
Series 2024A , RB , 5.00% , 05/15/33 ..... 6,500 7,638,065
Series 2017E , RB , 5.00% , 05/15/34 ..... 5,640 5,803,918
Series 2024A , RB , 5.00% , 05/15/34 ..... 7,000 8,331,369
Series 2024A , RB , 5.00% , 05/15/37 ..... 4,500 5,211,340
Series 2024A , RB , 5.00% , 05/15/41 ..... 7,500 8,467,771

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024A , RB , 5.00% , 05/15/42 ..... USD 10,000 $ 11,184,286
Texas Department of Transportation State
Highway Fund
Series 2015 , RB , 5.00% , 10/01/26 ...... 4,810 4,890,156
Series 2016A , RB , 5.00% , 10/01/26 ..... 1,260 1,280,997
Series 2016A , RB , 5.00% , 10/01/30 ..... 5,000 5,070,430
Series 2024 , RB , 5.00% , 10/01/33 ...... 4,000 4,733,920
Texas State University System
Series 2017A , RB , 5.00% , 03/15/28 ..... 6,670 6,861,400
Series 2017A , RB , 5.00% , 03/15/31 ..... 1,900 1,951,154
Series 2024 , RB , 5.00% , 03/15/31 ...... 15,000 16,907,094
Series 2024 , RB , 5.00% , 03/15/33 ...... 8,065 9,391,330
Series 2024 , RB , 5.25% , 03/15/54 ...... 10,050 10,692,919
Texas Tech University System
Series 2023A , RB , 5.00% , 02/15/31 ..... 11,585 13,025,507
Series 2025A , RB , 4.25% , 02/15/55 ..... 11,910 11,370,478
Texas Transportation Commission
Series 2014B , GO , VRDN, 0.65% , 04/01/26
(a)
5,000 4,989,496
Series 2024 , GO , 5.00% , 04/01/26 ...... 1,620 1,623,666
Series 2024 , GO , 5.00% , 04/01/29 ...... 5,280 5,744,005
Series 2024 , GO , 5.00% , 04/01/30 ...... 15,000 16,693,602
Series 2024 , GO , 5.00% , 04/01/33 ...... 5,000 5,839,418
Series 2024 , GO , 5.00% , 04/01/35 ...... 5,000 5,816,471
Series 2024 , GO , 5.00% , 04/01/36 ...... 5,000 5,769,819
Series 2024 , GO , 5.00% , 04/01/42 ...... 6,000 6,622,509
Texas Transportation Commission State
Highway 249 System, Series 2019A, RB,
5.00%, 08/01/57 ................. 1,750 1,768,681
Texas Transportation Finance Corp.
Series 2025A , RB , 5.00% , 10/01/39 ..... 3,500 4,027,388
Series 2025A , RB , 5.00% , 10/01/40 ..... 5,000 5,703,542
Series 2025A , RB , 5.00% , 10/01/41 ..... 5,250 5,940,116
Series 2025A , RB , 5.00% , 10/01/42 ..... 4,000 4,491,018
Series 2025A , RB , 5.00% , 10/01/43 ..... 14,000 15,592,324
Series 2025A , RB , 5.00% , 10/01/44 ..... 9,315 10,276,968
Series 2025A , RB , 5.00% , 10/01/45 ..... 6,500 7,092,231
Series 2025A , RB , 5.00% , 10/01/50 ..... 5,000 5,306,530
Series 2025A , RB , 5.25% , 10/01/50 ..... 5,000 5,416,518
Series 2025A , RB , 5.25% , 10/01/55 ..... 3,500 3,740,102
Series 2025A , RB , 5.50% , 10/01/55 ..... 10,000 10,920,958
Texas Water Development Board
Series 2017A , RB , 5.00% , 04/15/26 ..... 4,335 4,349,990
Series 2021 , RB , 5.00% , 08/01/26 ...... 1,300 1,315,513
Series 2021 , RB , 5.00% , 08/01/27 ...... 1,500 1,561,014
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,110 1,186,401
Series 2017A , RB , 5.00% , 04/15/29 ..... 1,000 1,046,037
Series 2018B , RB , 5.00% , 04/15/30 ..... 1,860 1,994,312
Series 2021 , RB , 5.00% , 08/01/30 ...... 1,310 1,466,278
Series A , RB , 5.00% , 10/15/30 ......... 1,000 1,001,815
Series 2018A , RB , 5.00% , 10/15/31 ..... 6,605 6,982,216
Series A , RB , 5.00% , 10/15/31 ......... 1,000 1,001,712
Series 2017A , RB , 5.00% , 10/15/31 ..... 1,000 1,043,872
Series 2017A , RB , 4.00% , 10/15/32 ..... 3,475 3,559,417
Series 2018B , RB , 5.00% , 10/15/32 ..... 5,820 6,218,750
Series 2019A , RB , 3.00% , 10/15/33 ..... 2,000 2,008,919
Series 2020 , RB , 4.00% , 10/15/33 ...... 3,080 3,271,473
Series 2017A , RB , 4.00% , 10/15/33 ..... 2,000 2,045,233
Series 2020 , RB , 4.00% , 08/01/34 ...... 5,000 5,277,585
Series 2019A , RB , 3.00% , 10/15/34 ..... 2,000 2,001,535
Series 2018B , RB , 4.00% , 10/15/34 ..... 3,000 3,102,005
Series 2017A , RB , 4.00% , 10/15/34 ..... 1,000 1,020,808
Series A , RB , 4.00% , 10/15/34 ......... 3,000 3,001,744
Series 2021 , RB , 4.00% , 10/15/35 ...... 4,740 5,037,819
Series 2019A , RB , 4.00% , 10/15/36 ..... 5,775 5,984,407
Series 2022 , RB , 4.45% , 10/15/36 ...... 1,000 1,094,238
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020 , RB , 3.00% , 10/15/37 ...... USD 2,025 $ 1,927,605
Series 2023A , RB , 5.00% , 10/15/37 ..... 2,565 2,945,636
Series 2018A , RB , 4.00% , 10/15/38 ..... 9,160 9,317,926
Series 2019A , RB , 4.00% , 10/15/38 ..... 1,490 1,529,812
Series 2018B , RB , 5.00% , 10/15/38 ..... 2,130 2,240,256
Series 2020 , RB , 3.00% , 08/01/39 ...... 3,000 2,763,770
Series 2019A , RB , 3.00% , 10/15/39 ..... 2,585 2,372,835
Series 2025 , RB , 4.00% , 10/15/39 ...... 1,750 1,849,776
Series 2020 , RB , 3.00% , 08/01/40 ...... 2,000 1,811,485
Series 2020 , RB , 3.00% , 10/15/40 ...... 3,500 3,159,425
Series 2023A , RB , 4.65% , 10/15/40 ..... 1,995 2,165,534
Series 2024A , RB , 5.00% , 10/15/40 ..... 5,250 5,961,798
Series A , RB , 5.00% , 10/15/40 ......... 890 890,810
Series 2022 , RB , 5.00% , 08/01/41 ...... 28,505 31,357,407
Series 2024A , RB , 4.00% , 10/15/41 ..... 4,725 4,917,321
Series 2023 , RB , 5.00% , 08/01/42 ...... 6,275 6,942,569
Series 2017A , RB , 5.00% , 10/15/42 ..... 2,000 2,051,287
Series 2025 , RB , 5.00% , 10/15/42 ...... 10,000 11,332,763
Series 2018B , RB , 4.00% , 10/15/43 ..... 12,000 12,092,956
Series 2024A , RB , 4.00% , 10/15/43 ..... 4,000 4,083,081
Series 2018A , RB , 5.00% , 10/15/43 ..... 11,750 12,110,586
Series 2019A , RB , 4.00% , 10/15/44 ..... 5,000 4,944,498
Series 2024A , RB , 5.00% , 10/15/44 ..... 7,500 8,262,857
Series 2025 , RB , 5.00% , 10/15/44 ...... 13,350 14,840,019
Series A , RB , 4.00% , 10/15/45 ......... 4,865 4,746,421
Series 2016 , RB , 5.25% , 10/15/46 ...... 2,000 2,009,483
Series 2017A , RB , 5.00% , 10/15/47 ..... 2,500 2,537,033
Series 2023A , RB , 4.88% , 10/15/48 ..... 9,000 9,331,458
Series 2018B , RB , 5.00% , 04/15/49 ..... 35,020 35,740,263
Series 2019A , RB , 4.00% , 10/15/49 ..... 20,445 19,409,436
Series 2024A , RB , 5.00% , 10/15/49 ..... 17,500 18,548,554
Series 2025 , RB , 4.75% , 10/15/50 ...... 7,425 7,631,589
Series 2020 , RB , 4.00% , 04/15/51 ...... 6,000 5,580,335
Series 2022 , RB , 4.80% , 10/15/52 ...... 1,500 1,528,488
Series 2024A , RB , 5.00% , 10/15/53 ..... 13,090 13,717,766
Series 2019A , RB , 4.00% , 10/15/54 ..... 1,000 909,833
Series 2025 , RB , 4.75% , 10/15/55 ...... 10,500 10,642,491
Series 2021 , RB , 4.00% , 10/15/56 ...... 7,420 6,703,218
Series 2023A , RB , 5.00% , 10/15/58 ..... 10,330 10,709,658
Trinity River Authority Central Regional
Wastewater System, Series 2017, RB,
5.00%, 08/01/28 ................. 2,005 2,085,443
Tyler Independent School District, Series 2017,
GO, 4.00%, 02/15/47 (PSF) .......... 1,600 1,527,862
University of Houston, Series 2022A, RB,
5.00%, 02/15/37 ................. 4,000 4,454,531
University of North Texas System
Series 2025A , RB , 5.00% , 04/15/32 ..... 500 575,180
Series 2025A , RB , 5.00% , 04/15/34 ..... 1,000 1,180,976
Via Metropolitan Transit Advanced
Transportation District Sales Tax, Series 2024,
RB, 5.00%, 08/01/49 .............. 9,540 10,126,969
Waco Educational Finance Corp., Series 2021,
RB, 4.00%, 03/01/51 .............. 2,000 1,769,298
Waco Independent School District, Series 2022,
GO, 3.00%, 08/15/52 (PSF) .......... 2,315 1,741,389
Waller Consolidated Independent School District,
Series 2025, GO, 5.25%, 02/15/56 (PSF) .. 9,000 9,598,103
Wylie Independent School District
Series 2020A , GO , 5.00% , 08/15/30 ( PSF ) 14,960 16,677,635
Series 2024 , GO , 5.25% , 08/15/49 ( PSF ) .. 23,305 24,846,129
Ysleta Independent School District, Series 2017,
GO, 5.00%, 08/15/47 (PSF) .......... 2,940 2,951,271
5,102,051,522

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah — 0.7%
Central Valley Water Reclamation Facility, Series
2021C, RB, 4.00%, 03/01/47 ......... USD 2,000 $ 1,938,467
City of Salt Lake City
Series 2017B , RB , 5.00% , 07/01/47 ..... 3,645 3,685,495
Series 2018B , RB , 5.00% , 07/01/48 ..... 2,000 2,035,089
Series 2022 , RB , 5.00% , 02/01/52 ...... 27,850 28,765,686
Downtown Revitalization Public Infrastructure
District
Series 2025A , RB , 5.50% , 06/01/50 ..... 5,080 5,568,485
Series 2025B , RB , 5.50% , 06/01/50 ..... 7,250 7,947,148
Series 2025A , RB , 5.50% , 06/01/55 ..... 11,000 11,903,761
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/26 ..... 3,445 3,477,447
Series 2022A , RB , 5.00% , 07/01/29 ..... 1,250 1,360,362
Series 2022A , RB , 5.00% , 07/01/30 ..... 2,000 2,224,112
Series 2023A , RB , 5.00% , 07/01/31 ..... 13,170 14,932,648
Series 2022A , RB , 5.00% , 07/01/32 ..... 1,000 1,130,999
Series 2022A , RB , 5.00% , 07/01/33 ..... 1,250 1,407,878
Series 2022A , RB , 5.00% , 07/01/34 ..... 1,250 1,402,312
Series 2022A , RB , 4.00% , 07/01/36 ..... 2,500 2,650,912
Series 2023A , RB , 5.00% , 07/01/37 ..... 5,000 5,599,118
Series 2022A , RB , 5.00% , 07/01/38 ..... 2,500 2,747,877
Series 2022A , RB , 5.00% , 07/01/40 ..... 2,500 2,724,120
Series 2023A , RB , 5.00% , 07/01/41 ..... 2,000 2,182,750
Series 2022A , RB , 5.00% , 07/01/42 ..... 2,500 2,691,173
Series 2022A , RB , 5.00% , 07/01/43 ..... 19,585 20,931,872
Local Building Authority of Alpine School District,
Series 2025, RB, 5.00%, 03/15/43 ...... 5,000 5,501,084
State of Utah
Series 2018 , GO , 5.00% , 07/01/26 ...... 5,225 5,274,299
Series 2020B , GO , 5.00% , 07/01/26 ..... 11,925 12,037,515
Series 2017 , GO , 5.00% , 07/01/27 ...... 1,140 1,166,997
Series 2020B , GO , 5.00% , 07/01/28 ..... 1,470 1,568,089
Series 2020 , GO , 5.00% , 07/01/29 ...... 4,030 4,356,309
Series 2020B , GO , 5.00% , 07/01/29 ..... 1,600 1,729,552
Series 2020 , GO , 5.00% , 07/01/30 ...... 5,600 6,051,679
Series 2020 , GO , 5.00% , 07/01/31 ...... 13,500 14,579,347
Series 2020 , GO , 3.00% , 07/01/34 ...... 4,120 4,112,627
Timpanogos Special Service District
Series 2024 , RB , 5.00% , 06/01/47 ...... 4,000 4,273,412
Series 2024 , RB , 5.00% , 06/01/54 ...... 16,500 17,194,798
University of Utah (The)
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,330 1,384,269
Series 2022B , RB , 5.00% , 08/01/41 ..... 1,885 2,070,473
Series 2022B , RB , 5.00% , 08/01/42 ..... 2,490 2,712,895
Series 2022A , RB , 4.00% , 08/01/51 ..... 12,000 11,006,659
Series 2023B , RB , 5.25% , 08/01/53 ..... 1,610 1,704,351
Utah Transit Authority
Series 2006C , RB , 5.25% , 06/15/29 ..... 1,780 1,921,389
Series 2025 , RB , 5.00% , 12/15/32 ...... 5,365 6,265,401
Series 2024 , RB , 5.00% , 06/15/33 ...... 4,000 4,705,743
Series 2025 , RB , 5.00% , 12/15/33 ...... 6,010 7,120,277
Series 2025 , RB , 5.00% , 12/15/34 ...... 19,870 23,884,052
Series 2007A , RB , 5.00% , 06/15/35 ( NPFGC ) 10,000 11,879,190
Series 2025 , RB , 5.00% , 12/15/36 ...... 4,500 5,398,965
Series 2024 , RB , 5.00% , 06/15/38 ...... 3,250 3,758,926
Series 2024 , RB , 5.00% , 06/15/39 ...... 10,000 11,484,138
Series 2024 , RB , 5.00% , 06/15/40 ...... 9,000 10,259,503
310,709,650
Vermont — 0.0%
University of Vermont & State Agricultural
College, Series 2015, RB, 5.00%, 10/01/40 1,000 1,000,775
Security
Par (000)
Par (000) Value
Virginia — 1.7%
Chesapeake Bay Bridge & Tunnel District
Series 2016 , RB , 5.00% , 07/01/41 ...... USD 3,000 $ 3,011,569
Series 2016 , RB , 5.00% , 07/01/46 ...... 21,350 21,355,880
Series 2016 , RB , 5.00% , 07/01/51 ...... 1,500 1,499,978
Chesterfield County Economic Development
Authority, Series 2024, RB, 5.00%, 04/01/48 11,605 12,287,184
City of Alexandria
Series 2023 , GO , 5.00% , 12/15/36 ( SAW ) . 10,855 12,634,679
Series 2023 , GO , 4.00% , 12/15/43 ( SAW ) . 12,750 12,975,272
Series 2019A , GO , 3.00% , 07/15/46 ( SAW ) 1,000 808,261
City of Norfolk, Series 2025A, GO,
5.00%, 09/01/29 (SAW) ............ 10,000 10,978,066
County of Arlington, Series 2023, GO,
5.00%, 06/15/32 ................. 8,715 10,138,878
County of Fairfax
Series 2016A , GO , 4.00% , 10/01/27 ( SAW ) 7,625 7,635,779
Series 2026B , GO , 5.00% , 10/01/27 ( SAW )
(b)
3,500 3,656,690
Series 2023A , GO , 4.00% , 10/01/28 ( SAW ) 4,000 4,188,748
Series 2017A , GO , 5.00% , 10/01/28 ( SAW ) 1,800 1,856,294
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 5,000 5,367,379
Series 2026B , GO , 5.00% , 10/01/28 ( SAW )
(b)
3,750 4,022,664
Series 2023A , GO , 4.00% , 10/01/30 ( SAW ) 7,600 8,210,126
Series 2024A , GO , 5.00% , 10/01/30 ( SAW ) 11,000 12,380,914
Series 2024A , GO , 5.00% , 10/01/31 ( SAW ) 7,085 8,138,244
Series 2017A , GO , 4.00% , 10/01/32 ( SAW ) 9,900 10,068,469
Series 2024A , GO , 5.00% , 10/01/32 ( SAW ) 6,715 7,849,286
Series 2022A , GO , 2.00% , 10/01/38 ( SAW ) 13,630 11,203,904
Series 2023A , GO , 4.00% , 10/01/40 ( SAW ) 3,000 3,117,538
Series 2026A , GO , 4.00% , 10/01/41 ( SAW ) 10,000 10,483,723
Series 2026A , GO , 4.00% , 10/01/42 ( SAW ) 12,280 12,733,497
Series 2021A , RB , 4.00% , 07/15/51 ..... 5,000 4,864,767
County of Loudoun, Series 2021A, GO,
4.00%, 12/01/31 (SAW) ............ 3,330 3,594,231
Hampton Roads Sanitation District
Series 2016A , RB , 5.00% , 08/01/30 ..... 2,020 2,044,164
Series 2016A , RB , 5.00% , 08/01/37 ..... 8,570 8,672,518
Series 2024B , RB , 5.00% , 07/01/49 ..... 1,650 1,751,303
Series 2024B , RB , 5.00% , 07/01/54 ..... 1,675 1,762,905
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/42 ..... 8,110 8,389,494
Series 2020A , RB , 4.00% , 07/01/45 ..... 2,000 1,985,006
Series 2018A , RB , 5.00% , 07/01/48 ..... 4,180 4,395,996
Series 2022A , RB , 4.00% , 07/01/52 ..... 3,365 3,112,263
Series 2018A , RB , 5.00% , 07/01/52 ..... 26,645 28,021,846
Series 2022A , RB , 4.00% , 07/01/57 ..... 17,565 15,889,677
Series 2018A , RB , 5.50% , 07/01/57 ..... 11,380 12,069,667
Series 2020A , RB , 4.00% , 07/01/60 ..... 5,005 4,605,624
Series 2020A , RB , 5.00% , 07/01/60 ..... 2,000 2,053,416
Series 2024A , RB , 5.25% , 07/01/64 ..... 11,800 12,572,378
Northern Virginia Transportation Commission,
Series 2022, RB, 5.00%, 06/01/47 ...... 2,500 2,627,973
University of Virginia, Series 2015A-2, RB,
5.00%, 04/01/45 ................. 8,000 8,002,526
Virginia College Building Authority
Series 2015D , RB , 3.00% , 02/01/27 ( ST
INTERCEPT ) .................. 2,685 2,686,059
Series 2022A , RB , 5.00% , 02/01/27 ..... 4,000 4,105,828
Series 2017E , RB , 5.00% , 02/01/27 ..... 10,160 10,428,802
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 4,700 4,761,079
Series 2017E , RB , 5.00% , 02/01/28 ..... 1,000 1,054,230
Series 2021A , RB , 5.00% , 02/01/28 ..... 21,120 22,265,346
Series 2019C , RB , 5.00% , 02/01/28 ..... 575 606,182
Series 2017E , RB , 5.00% , 02/01/29 ..... 5,015 5,274,307

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2017C , RB , 5.00% , 02/01/30 ..... USD 6,920 $ 7,093,579
Series 2021A , RB , 5.00% , 02/01/30 ..... 6,340 7,014,814
Series 2022A , RB , 5.00% , 02/01/30 ..... 12,260 13,564,925
Series 2019C , RB , 5.00% , 02/01/30 ..... 2,775 2,991,565
Series A , RB , 4.00% , 02/01/31 ......... 4,300 4,304,415
Series 2017C , RB , 5.00% , 02/01/31 ..... 1,830 1,874,634
Series 2017E , RB , 5.00% , 02/01/31 ..... 1,025 1,077,578
Series 2015A , RB , 4.00% , 02/01/32 ..... 3,000 3,002,850
Series 2022A , RB , 5.00% , 02/01/32 ..... 3,015 3,472,961
Series 2023B , RB , 5.00% , 02/01/32 ..... 6,000 6,911,365
Series 2024A , RB , 5.00% , 02/01/33 ..... 1,000 1,170,108
Series 2022A , RB , 3.50% , 02/01/34 ..... 2,000 2,086,737
Series 2023B , RB , 5.00% , 02/01/34 ..... 3,500 4,075,999
Series 2019A , RB , 3.00% , 02/01/35 ..... 2,500 2,507,578
Series 2019A , RB , 3.00% , 02/01/36 ..... 5,000 5,000,524
Series 2021A , RB , 3.00% , 02/01/36 ..... 2,500 2,500,455
Series 2024A , RB , 5.00% , 02/01/36 ..... 18,575 21,721,081
Series 2023A , RB , 5.00% , 02/01/37 ..... 3,500 3,982,877
Series 2021A , RB , 3.00% , 02/01/38 ..... 5,000 4,939,271
Series 2022A , RB , 5.00% , 02/01/38 ..... 1,790 1,992,690
Series 2023A , RB , 5.00% , 02/01/38 ..... 3,375 3,815,607
Series 2022A , RB , 5.00% , 02/01/39 ..... 2,000 2,216,710
Series 2021A , RB , 3.00% , 02/01/40 ..... 2,485 2,410,664
Series 2021C , RB , 3.00% , 09/01/51 ( ST
INTERCEPT ) .................. 7,110 5,387,967
Virginia Commonwealth Transportation Board
Series 2017A , RB , 5.00% , 05/15/26 ..... 4,375 4,400,393
Series 2017 , RB , 5.00% , 09/15/26 ...... 3,115 3,162,945
Series 2017A , RB , 5.00% , 05/15/27 ..... 2,465 2,550,114
Series 2024 , RB , 5.00% , 05/15/27 ...... 8,400 8,690,044
Series 2017 , RB , 5.00% , 09/15/27 ...... 1,110 1,158,842
Series 2017A , RB , 5.00% , 05/15/30 ..... 21,035 22,041,605
Series 2017A , RB , 5.00% , 05/15/31 ..... 1,015 1,062,892
Series 2024 , RB , 5.00% , 05/15/32 ...... 7,560 8,754,682
Series 2022 , RB , 4.00% , 05/15/33 ...... 12,360 13,475,756
Series 2017A , RB , 4.00% , 05/15/35 ..... 1,000 1,020,350
Series 2022 , RB , 4.00% , 05/15/35 ...... 8,000 8,630,824
Series 2024 , RB , 5.00% , 05/15/39 ...... 7,320 8,384,399
Series 2018 , RB , 4.00% , 05/15/41 ...... 11,050 11,156,477
Series 2017 , RB , 4.00% , 05/15/42 ...... 14,260 14,286,850
Virginia Port Authority, Series 2025, RB,
5.25%, 07/01/50 ................. 4,110 4,412,625
Virginia Port Authority Commonwealth Port
Fund, Series 2023A, RB, 5.25%, 07/01/48 . 5,000 5,361,612
Virginia Public Building Authority
Series 2022A , RB , 5.00% , 08/01/26 ..... 4,000 4,047,566
Series 2017A , RB , 5.00% , 08/01/27 ..... 3,360 3,497,150
Series 2017A , RB , 5.00% , 08/01/28 ..... 1,175 1,222,010
Series 2022A , RB , 5.00% , 08/01/28 ..... 6,000 6,407,119
Series 2021A-1 , RB , 5.00% , 08/01/31 .... 5,510 6,296,328
Series 2021A-2 , RB , 4.00% , 08/01/34 .... 2,000 2,136,833
Series 2025A , RB , 5.00% , 08/01/34 ..... 1,140 1,361,879
Series 2025A , RB , 5.00% , 08/01/37 ..... 17,900 21,065,006
Series 2022A , RB , 5.00% , 08/01/38 ..... 1,010 1,132,287
Series 2025A , RB , 5.00% , 08/01/38 ..... 16,860 19,687,956
Series 2025A , RB , 5.00% , 08/01/40 ..... 5,000 5,737,724
Series 2024A , RB , 5.00% , 08/01/43 ..... 10,000 11,066,310
Series 2024A , RB , 5.00% , 08/01/44 ..... 7,340 8,036,183
Virginia Public School Authority
Series 2025B , RB , 5.00% , 08/01/26 ( SAW ) 15,000 15,178,372
Series 2025B , RB , 5.00% , 08/01/27 ( SAW ) 15,430 16,057,628
Series 2022B , RB , 5.00% , 08/01/29 ( SAW ) 2,685 2,937,900
Virginia Resources Authority, Series 2024A, RB,
5.00%, 11/01/54 ................. 2,485 2,631,865
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Resources Authority Clean Water
Revolving Fund
Series 2025 , RB , 5.00% , 10/01/26 ...... USD 4,250 $ 4,321,071
Series 2025 , RB , 5.00% , 10/01/27 ...... 12,010 12,555,352
Series 2025 , RB , 5.00% , 10/01/29 ...... 4,000 4,402,904
757,647,416
Washington — 3.1%
Central Puget Sound Regional Transit Authority
Series 2021S-1 , RB , 5.00% , 11/01/27 .... 1,630 1,708,256
Series 2021S-1 , RB , 5.00% , 11/01/28 .... 1,505 1,619,459
Series 2021S-1 , RB , 5.00% , 11/01/36 .... 3,000 3,355,943
City of Seattle
Series 2023B , RB , VRDN, ( TD Bank NA
LOC ), 2.00% , 03/03/26
(a)
........... 31,100 31,100,000
Series 2025 , RB , 5.00% , 02/01/27 ...... 1,055 1,082,970
Series 2025 , RB , 5.00% , 02/01/32 ...... 2,500 2,876,596
Series 2025 , RB , 5.00% , 02/01/33 ...... 3,150 3,676,861
Series 2025 , RB , 5.00% , 02/01/34 ...... 5,000 5,918,203
Series 2012A , RB , 4.00% , 06/01/41 ..... 23,985 23,988,826
Series 2021A , RB , 4.00% , 07/01/41 ..... 22,145 22,707,386
Series 2014 , RB , 4.00% , 09/01/44 ...... 4,500 4,500,111
Series 2018A , RB , 4.00% , 01/01/45 ..... 13,125 12,981,901
Series 2015A , RB , 4.00% , 05/01/45 ..... 1,765 1,756,683
City of Seattle Water System
Series 2025 , RB , 5.00% , 05/01/26 ...... 1,600 1,607,562
Series 2025 , RB , 5.00% , 05/01/27 ...... 1,500 1,550,930
Series 2025 , RB , 5.00% , 05/01/28 ...... 4,085 4,333,985
Series 2025 , RB , 5.00% , 05/01/32 ...... 1,950 2,257,974
City of Tacoma, Series 2022, RB,
4.00%, 12/01/51 ................. 19,440 18,424,752
City of Tacoma Electric System
Series 2025B , RB , 5.00% , 01/01/35 ..... 4,500 5,336,991
Series 2013A , RB , 4.00% , 01/01/42 ..... 1,000 1,000,099
Series 2024A , RB , 5.00% , 01/01/54 ..... 2,500 2,601,742
County of King
Series 2025B , RB , VRDN, ( Bank of America
NA SBPA ), 1.95% , 03/03/26
(a)
....... 32,300 32,300,000
Series 2016B , RB , 5.00% , 07/01/27 ..... 1,780 1,796,543
Series 2021A , GO , 5.00% , 01/01/28 ..... 3,270 3,443,689
Series 2023A , GO , 5.00% , 12/01/28 ..... 2,515 2,708,605
Series 2021A , GO , 5.00% , 01/01/31 ..... 7,000 7,896,096
Series 2024A , RB , 5.00% , 01/01/36 ..... 5,000 5,886,555
Series 2024A , RB , 5.00% , 01/01/37 ..... 5,000 5,835,513
Series 2025A , RB , 5.00% , 01/01/37 ..... 5,000 5,932,728
Series 2024A , RB , 5.00% , 01/01/38 ..... 2,000 2,316,313
Series 2024A , RB , 5.00% , 01/01/39 ..... 3,000 3,451,316
Series 2016B , RB , 5.00% , 07/01/46 ..... 3,000 3,017,368
Series 2020A , RB , 4.00% , 01/01/52 ..... 27,000 25,163,220
Series 2024A , RB , 5.25% , 01/01/55 ..... 4,585 4,889,868
Series 2025A , RB , 5.00% , 01/01/56 ..... 5,000 5,240,635
Douglas County Public Utility District No. 1 Wells
Hydroelectric Project, Series 2022B, RB,
3.00%, 09/01/52 ................. 18,020 13,662,982
Energy Northwest
Series 2017A , RB , 5.00% , 07/01/26 ..... 3,100 3,129,922
Series 2022A , RB , 5.00% , 07/01/26 ..... 3,340 3,372,239
Series 2021A , RB , 5.00% , 07/01/26 ..... 3,575 3,609,507
Series 2016-A , RB , 5.00% , 07/01/27 ..... 1,615 1,629,740
Series 2018C , RB , 5.00% , 07/01/27 ..... 1,000 1,038,496
Series 2020A , RB , 5.00% , 07/01/27 ..... 1,000 1,038,496
Series 2025A , RB , 5.00% , 07/01/28 ..... 8,000 8,524,390
Series 2017A , RB , 5.00% , 07/01/28 ..... 8,110 8,421,547
Series 2018C , RB , 5.00% , 07/01/28 ..... 3,575 3,809,337
Series 2022A , RB , 5.00% , 07/01/28 ..... 2,045 2,179,047

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2018C , RB , 5.00% , 07/01/30 ..... USD 5,525 $ 5,890,735
Series 2018C , RB , 5.00% , 07/01/31 ..... 4,375 4,661,719
Series 2025A , RB , 5.00% , 07/01/31 ..... 4,000 4,561,203
Series 2022A , RB , 5.00% , 07/01/32 ..... 5,405 6,271,945
Series 2025A , RB , 5.00% , 07/01/32 ..... 2,000 2,322,074
Series 2023-A , RB , 5.00% , 07/01/35 ..... 3,445 4,002,580
Series 2022A , RB , 5.00% , 07/01/36 ..... 13,105 14,848,046
Series 2020A , RB , 5.00% , 07/01/36 ..... 1,000 1,099,401
Series 2019A , RB , 5.00% , 07/01/37 ..... 3,235 3,472,919
Series 2015A , RB , 4.00% , 07/01/38 ..... 2,000 2,000,533
Series 2023A , RB , 5.00% , 07/01/39 ..... 6,000 6,771,460
Series 2024A , RB , 5.00% , 07/01/39 ..... 11,000 12,610,441
Series 2025A , RB , 5.00% , 07/01/40 ..... 2,000 2,306,620
Series 2024A , RB , 5.00% , 07/01/40 ..... 10,200 11,597,937
Series 2025A , RB , 5.00% , 07/01/41 ..... 2,150 2,454,430
Series 2021A , RB , 5.00% , 07/01/41 ..... 2,090 2,275,796
Series 2021A , RB , 4.00% , 07/01/42 ..... 9,000 9,198,826
Series 2025A , RB , 5.00% , 07/01/43 ..... 2,000 2,235,994
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
Series 2024B , RB , 5.00% , 01/01/39 ..... 2,000 2,280,266
Series 2024B , RB , 5.00% , 01/01/40 ..... 3,000 3,384,919
King & Snohomish Counties School District No.
417 Northshore
Series 2018 , GO , 5.00% , 12/01/35 ( GTD ) . 1,000 1,056,093
Series 2018 , GO , 5.00% , 12/01/36 ( GTD ) . 3,015 3,175,106
King County School District No. 210 Federal
Way
Series 2018 , GO , 3.60% , 12/01/37 ( GTD ) . 21,945 22,015,147
Series 2019 , GO , 3.00% , 12/01/38 ( GTD ) . 1,940 1,858,740
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 5,540 5,807,248
Kitsap County School District No. 100-C
Bremerton, Series 2024, GO, 5.25%, 12/01/47
(GTD) ....................... 2,150 2,307,951
Pierce County School District No. 10 Tacoma,
Series 2024, GO, 5.00%, 12/01/26 (GTD) . 20,000 20,417,750
Pierce County School District No. 3 Puyallup,
Series 2017, GO, 5.00%, 12/01/34 (GTD) . 5,900 6,091,848
Pierce County School District No. 403 Bethel
Series 2024 , GO , 5.00% , 12/01/42 ( GTD ) . 10,290 11,488,431
Series 2024 , GO , 5.00% , 12/01/43 ( GTD ) . 3,500 3,855,363
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/30 ..... 3,075 3,436,748
Series 2022A , RB , 5.00% , 08/01/31 ..... 2,500 2,848,962
Series 2024A , RB , 5.00% , 03/01/33 ..... 3,000 3,508,726
Series 2024A , RB , 5.00% , 03/01/34 ..... 2,250 2,668,424
Series 2024A , RB , 5.00% , 03/01/35 ..... 3,500 4,122,821
Series 2017 , GO , 5.00% , 01/01/42 ...... 5,280 5,356,718
Port of Tacoma, Series 2008B, RB, VRDN,
(Bank of America NA LOC), 1.87%, 03/10/26
(a)
22,990 22,990,000
Snohomish County Public Utility District No.
1 Electric System, Series 2025B, RB,
5.00%, 12/01/36 ................. 9,275 11,064,337
Spokane County School District No. 81 Spokane
Series 2012 , GO , 3.00% , 12/01/31 ( GTD ) . 2,000 2,000,057
Series 2021 , GO , 4.00% , 12/01/39 ( GTD ) . 2,000 2,060,601
State of Washington
Series R-2020D , GO , 5.00% , 07/01/26 ... 8,430 8,510,102
Series R-2025C , GO , 5.00% , 07/01/26 ... 35,020 35,352,760
Series R-2025B , GO , 5.00% , 07/01/26 ... 4,980 5,027,320
Series R-2018C , GO , 5.00% , 08/01/26 ... 7,535 7,624,917
Series 2024C , GO , 5.00% , 02/01/27 ..... 7,600 7,801,142
Series R-2022D , GO , 4.00% , 07/01/27 ... 32,300 33,119,616
Security
Par (000)
Par (000) Value
Washington (continued)
Series R-2025B , GO , 5.00% , 07/01/27 ... USD 7,390 $ 7,673,987
Series R-2018D , GO , 5.00% , 08/01/27 ... 1,060 1,103,267
Series 2022C , GO , 5.00% , 02/01/28 ..... 2,000 2,110,046
Series R-2022C , GO , 4.00% , 07/01/28 ... 4,295 4,481,366
Series R-2022D , GO , 4.00% , 07/01/28 ... 9,020 9,411,390
Series R-2018C , GO , 5.00% , 08/01/28 ... 1,705 1,775,544
Series R-2018D , GO , 5.00% , 08/01/28 ... 1,495 1,556,855
Series 2023B , GO , 5.00% , 02/01/29 ..... 16,135 17,455,472
Series 2022C , GO , 5.00% , 02/01/29 ..... 2,210 2,390,864
Series R-2022C , GO , 4.00% , 07/01/29 ... 53,230 56,388,924
Series R-2023A , GO , 5.00% , 08/01/29 ... 8,725 9,555,862
Series R-2018C , GO , 5.00% , 08/01/29 ... 6,475 6,742,901
Series 2022C , GO , 5.00% , 02/01/30 ..... 1,840 2,039,424
Series 2025C , GO , 5.00% , 02/01/30 ..... 4,000 4,433,530
Series R-2022C , GO , 4.00% , 07/01/30 ... 12,785 13,742,446
Series R-2025B , GO , 5.00% , 07/01/30 ... 6,000 6,711,783
Series R-2018C , GO , 5.00% , 08/01/30 ... 3,030 3,154,501
Series R-2025B , GO , 5.00% , 07/01/31 ... 2,500 2,853,455
Series R-2025A , GO , 5.00% , 07/01/31 ... 1,500 1,712,073
Series R-2026A , GO , 5.00% , 07/01/31 ... 15,000 17,088,309
Series R-2024C , GO , 5.00% , 08/01/31 ... 11,650 13,318,959
Series R-2025C , GO , 5.00% , 07/01/32 ... 6,190 7,170,986
Series R-2025B , GO , 5.00% , 07/01/32 ... 18,895 21,925,698
Series R-2018D , GO , 5.00% , 08/01/32 ... 3,000 3,119,420
Series R-2022C , GO , 4.00% , 07/01/33 ... 10,000 10,836,170
Series R-2025B , GO , 5.00% , 07/01/33 ... 9,975 11,735,322
Series R-2017A , GO , 5.00% , 08/01/33 ... 3,915 3,960,010
Series R-2018D , GO , 5.00% , 08/01/33 ... 5,410 5,619,964
Series 2020C , GO , 5.00% , 02/01/34 ..... 4,560 5,019,214
Series 2019C , GO , 5.00% , 02/01/34 ..... 1,460 1,572,408
Series R-2025B , GO , 5.00% , 07/01/34 ... 1,600 1,902,962
Series R-2017A , GO , 5.00% , 08/01/34 ... 3,000 3,033,490
Series R-2023A , GO , 5.00% , 08/01/34 ... 23,000 26,915,446
Series R-2018D , GO , 5.00% , 08/01/34 ... 6,000 6,226,041
Series 2021F , GO , 5.00% , 06/01/35 ..... 2,325 2,612,695
Series R-2025B , GO , 5.00% , 07/01/35 ... 1,500 1,787,976
Series 2026A , GO , 5.00% , 08/01/35 ..... 10,000 11,992,629
Series R-2018D , GO , 5.00% , 08/01/35 ... 3,000 3,108,764
Series R-2023B , GO , 5.00% , 07/01/36 ... 3,935 4,540,760
Series 2023A , GO , 5.00% , 08/01/36 ..... 5,820 6,631,200
Series 2026A , GO , 5.00% , 08/01/36 ..... 15,000 17,864,417
Series R-2022A , GO , 4.00% , 02/01/37 ... 3,450 3,631,441
Series R-2024A , GO , 5.00% , 02/01/37 ... 8,695 10,076,454
Series 2017A , GO , 5.00% , 08/01/37 ..... 1,345 1,358,002
Series R-2024A , GO , 5.00% , 02/01/38 ... 5,000 5,751,744
Series 2019C , GO , 5.00% , 02/01/38 ..... 3,000 3,192,584
Series 2025D , GO , 5.00% , 06/01/38 ..... 12,890 15,075,604
Series R-2023A , GO , 5.00% , 08/01/38 ... 11,000 12,521,495
Series R-2024C , GO , 5.00% , 08/01/38 ... 12,390 14,308,095
Series 2018C , GO , 5.00% , 02/01/39 ..... 1,000 1,041,008
Series R-2026A , GO , 5.00% , 07/01/39 ... 18,140 21,163,287
Series 2025A , GO , 5.00% , 08/01/39 ..... 10,000 11,449,811
Series R-2021A , GO , 5.00% , 06/01/40 ... 2,205 2,382,675
Series R-2023B , GO , 5.00% , 07/01/40 ... 10,000 11,233,370
Series R-2026A , GO , 5.00% , 07/01/40 ... 2,215 2,562,046
Series 2024A , GO , 5.00% , 08/01/40 ..... 5,265 5,917,512
Series 2021A , GO , 5.00% , 08/01/40 ..... 3,000 3,248,234
Series 2017D , GO , 5.00% , 02/01/41 ..... 2,530 2,575,036
Series 2018C , GO , 5.00% , 02/01/42 ..... 8,685 8,975,438
Series 2021C , GO , 5.00% , 02/01/42 ..... 1,500 1,622,094
Series 2017D , GO , 5.00% , 02/01/42 ..... 1,700 1,727,640
Series 2024B , GO , 5.00% , 06/01/42 ..... 18,330 20,291,739
Series 2018A , GO , 5.00% , 08/01/42 ..... 3,260 3,341,500
Series 2026A , GO , 5.00% , 08/01/42 ..... 15,000 16,988,786
Series 2023A , GO , 5.00% , 08/01/42 ..... 1,745 1,923,642

Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2026C , GO , 5.00% , 02/01/43 ..... USD 5,000 $ 5,634,392
Series 2024B , GO , 5.00% , 06/01/43 ..... 9,315 10,234,977
Series 2025A , GO , 5.00% , 08/01/43 ..... 15,000 16,634,037
Series 2023B , GO , 5.00% , 02/01/44 ..... 1,120 1,214,192
Series 2023B , GO , 5.00% , 02/01/45 ..... 17,110 18,366,514
Series 2021C , GO , 5.00% , 02/01/45 ..... 1,400 1,481,630
Series 2024B , GO , 5.00% , 06/01/45 ..... 3,685 3,964,847
Series 2024A , GO , 5.00% , 08/01/45 ..... 25,000 26,946,955
Series 2023A , GO , 5.00% , 08/01/45 ..... 10,140 10,889,248
Series 2022C , GO , 5.00% , 02/01/46 ..... 3,385 3,591,368
Series 2023A , GO , 5.00% , 08/01/46 ..... 1,145 1,219,974
Series 2023A , GO , 5.00% , 08/01/47 ..... 6,795 7,186,885
Series 2024C , GO , 5.00% , 02/01/48 ..... 12,000 12,733,903
Series 2024A , GO , 5.00% , 08/01/48 ..... 5,000 5,288,139
Series 2024C , GO , 5.00% , 02/01/49 ..... 1,400 1,480,324
Series 2025A , GO , 5.00% , 08/01/49 ..... 4,610 4,884,103
Series 2026C , GO , 5.00% , 02/01/50 ..... 5,000 5,324,943
Series 2026C , GO , 5.00% , 02/01/51 ..... 5,000 5,310,533
Series 2026D , GO , 5.00% , 06/01/51 ..... 5,000 5,318,765
University of Washington
Series 2024A , RB , 5.00% , 04/01/33 ..... 535 626,787
Series 2025A , RB , 5.00% , 04/01/37 ..... 5,000 5,893,638
Series 2024B , RB , 5.00% , 07/01/41 ..... 9,785 10,979,792
1,345,337,867
West Virginia — 0.1%
State of West Virginia
Series 2018B , GO , 5.00% , 06/01/31 ..... 705 748,517
Series 2019A , GO , 5.00% , 06/01/41 ..... 2,545 2,684,080
Series 2018B , GO , 5.00% , 12/01/41 ..... 2,000 2,077,756
Series 2018B , GO , 4.00% , 06/01/42 ..... 4,895 4,923,016
Series 2018B , GO , 4.00% , 12/01/42 ..... 3,000 3,016,218
Series 2019A , GO , 5.00% , 12/01/43 ..... 4,920 5,149,451
West Virginia Commissioner of Highways, Series
2017A, RB, 5.00%, 09/01/26 ......... 1,790 1,814,655
West Virginia Parkways Authority
Series 2018 , RB , 5.00% , 06/01/43 ...... 3,500 3,610,027
Series 2021 , RB , 5.00% , 06/01/47 ...... 3,500 3,658,439
Series 2021 , RB , 4.00% , 06/01/51 ...... 1,755 1,633,578
29,315,737
Wisconsin — 0.6%
Green Bay Area Public School District, GO,
5.00%, 04/01/27 ................. 2,335 2,405,452
State of Wisconsin
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,080 3,139,081
Series 2021-1 , GO , 5.00% , 05/01/27 ..... 5,420 5,602,438
Series 2026-1 , GO , 5.00% , 05/01/27 ..... 3,000 3,100,981
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 3,925 4,057,220
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 1,000 1,033,687
Series 2019A , RB , 5.00% , 05/01/28 ..... 2,000 2,067,485
Series 2021-2 , GO , 5.00% , 05/01/28 ..... 1,000 1,060,907
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 22,160 22,888,561
Series 2025-3 , GO , 5.00% , 05/01/31 ..... 7,500 8,531,367
Series 2022-4 , GO , 5.00% , 05/01/31 ..... 1,355 1,541,334
Series 20241 , GO , 5.00% , 05/01/31 ..... 680 773,511
Series 2025-3 , GO , 5.00% , 05/01/32 ..... 7,500 8,678,902
Series 2024-1 , GO , 5.00% , 05/01/32 ..... 5,000 5,785,934
Series 2023-2 , GO , 5.00% , 05/01/32 ..... 10,000 11,571,869
Series 2023-2 , GO , 5.00% , 05/01/33 ..... 5,000 5,874,649
Series 2023-2 , GO , 5.00% , 05/01/34 ..... 19,650 22,882,071
Series 2026-1 , GO , 5.00% , 05/01/34 ..... 5,000 5,926,836
Series 2023-2 , GO , 5.00% , 05/01/35 ..... 3,310 3,850,885
Series 2022A , GO , 5.00% , 05/01/35 ..... 5,265 5,900,278
Series 2023A , GO , 5.00% , 05/01/36 ..... 4,575 5,187,900
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2022A , GO , 5.00% , 05/01/36 ..... USD 2,755 $ 3,068,153
Series 2025A , GO , 5.00% , 05/01/36 ..... 10,000 11,722,080
Series 2025B , GO , 5.00% , 05/01/36 ..... 10,000 11,816,059
Series 2026A , GO , 5.00% , 05/01/38 ..... 20,000 23,571,592
Series 2021A , GO , 4.00% , 05/01/39 ..... 5,000 5,095,896
Series 2021B , GO , 4.00% , 05/01/41 ..... 5,000 5,083,956
Series 2021B , GO , 4.00% , 05/01/42 ..... 3,225 3,267,834
Series 2023B , GO , 5.00% , 05/01/42 ..... 7,790 8,519,875
State of Wisconsin Environmental Improvement
Fund, Series 2024A, RB, 5.00%, 06/01/33 . 21,790 25,542,414
Wisconsin Department of Transportation
Series 2017-2 , RB , 5.00% , 07/01/26 ..... 1,060 1,069,789
Series 2024-2 , RB , 5.00% , 07/01/26 ..... 9,275 9,360,653
Series 2017-1 , RB , 5.00% , 07/01/27 ..... 1,000 1,037,356
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 2,000 2,074,384
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 5,700 5,911,996
Wisconsin Health & Educational Facilities
Authority, Series 2016, RB, 5.00%, 12/01/41 3,075 3,103,446
252,106,831
Total Long-Term Investments — 99 .0%
(Cost: $ 42,498,036,946 ) ............................ 42,795,025,784
Shares
Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.72%
(d) (e)
......... 267,195,490 267,222,210
Total Short-Term Securities — 0 .6%
(Cost: $ 267,222,210 ) .............................. 267,222,210
Total Investments — 99 .6%
(Cost: $ 42,765,259,156 ) ............................ 43,062,247,994
Other Assets Less Liabilities — 0.4% .................... 185,811,680
Net Assets — 100.0% ...............................
$ 43,248,059,674
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
When-issued security.
(c)
Zero-coupon bond.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
National Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 105,861,564 $ 161,370,110
(a)
$ — $ (9,464) $ — $ 267,222,210 267,195,490 $ 2,359,747 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 42,795,025,784 $ — $ 42,795,025,784
Short-Term Securities
Money Market Funds ...................................... 267,222,210 — — 267,222,210
$ 267,222,210 $ 42,795,025,784 $ — $ 43,062,247,994

Schedule of Investments
February 28, 2026
iShares
®
New York Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
New York — 98.9%
Battery Park City Authority
Series 2019D-1 , RB , VRDN, ( TD Bank NA
SBPA ), 1.93% , 03/03/26
(a)
.......... USD 10,600 $ 10,600,000
Series 2023B , RB , 5.00% , 11/01/31 ..... 1,000 1,161,212
Series 2023B , RB , 5.00% , 11/01/32 ..... 1,000 1,182,999
Series 2019B , RB , 5.00% , 11/01/38 ..... 1,000 1,076,777
Series 2019B , RB , 5.00% , 11/01/39 ..... 835 895,147
Series 2025 , RB , 5.00% , 11/01/39 ...... 1,300 1,540,414
Series 2019B , RB , 5.00% , 11/01/40 ..... 1,000 1,066,430
Series 2025 , RB , 5.00% , 11/01/40 ...... 2,375 2,801,838
Series 2023A , RB , 5.00% , 11/01/42 ..... 1,230 1,388,952
Series 2025 , RB , 5.00% , 11/01/43 ...... 1,000 1,142,250
Series 2019A , RB , 4.00% , 11/01/44 ..... 2,485 2,500,014
Series 2023A , RB , 5.00% , 11/01/44 ..... 1,000 1,103,523
Series 2025 , RB , 5.00% , 11/01/45 ...... 335 371,591
Series 2023A , RB , 5.00% , 11/01/48 ..... 1,300 1,379,185
Series 2019A , RB , 5.00% , 11/01/49 ..... 1,000 1,026,171
Series 2025 , RB , 5.25% , 11/01/55 ...... 1,325 1,430,274
Buffalo & Fort Erie Public Bridge Authority,
Series 2017, RB, 5.00%, 01/01/47 ...... 2,000 2,014,354
Buffalo Municipal Water Finance Authority
Series 2019A , RB , 5.00% , 07/01/48 ( AGM ) 1,750 1,753,279
Series 2021A , RB , 4.00% , 07/01/51 ..... 1,675 1,583,645
City of Albany, Series 2022, GO,
4.00%, 03/15/31 ................. 1,940 2,068,961
City of New York
Series B-5 , GO , VRDN, ( Barclays Bank plc
SBPA ), 2.00% , 03/03/26
(a)
.......... 3,250 3,250,000
Series 2018B-4 , GO , VRDN, ( Barclays Bank
plc SBPA ), 2.00% , 03/03/26
(a)
....... 4,200 4,200,000
Series 2017A, Sub-Series A-1 , GO ,
4.00% , 08/01/26 ................ 50 50,395
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 50 50,600
Series 2023C , GO , 5.00% , 08/01/26 ..... 20 20,240
Series 2022C , GO , 5.00% , 08/01/26 ..... 2,000 2,023,983
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 180 182,158
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 1,190 1,204,270
Series 2018C , GO , 5.00% , 08/01/26 ..... 1,050 1,062,591
Series E , GO , 5.00% , 08/01/26 ........ 55 55,660
Series 2018-1 , GO , 5.00% , 08/01/26 ..... 30 30,360
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 3,245 3,378,103
Series 2024D , GO , 5.00% , 04/01/28 ..... 1,520 1,609,639
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 870 929,351
Series C , GO , 5.00% , 08/01/28 ........ 1,145 1,162,098
Series 2021C , GO , 5.00% , 08/01/28 ..... 1,020 1,089,584
Series 2018A , GO , 5.00% , 08/01/28 ..... 1,775 1,842,833
Series 2023-1 , GO , 5.00% , 08/01/29 ..... 2,020 2,212,710
Series 2023F-1 , GO , 5.00% , 08/01/29 .... 2,035 2,229,141
Series 2025A , GO , 5.00% , 08/01/29 ..... 955 1,046,108
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 1,500 1,643,101
Series 2026D , GO , 5.00% , 10/01/29 ..... 4,100 4,509,251
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/30 ................ 2,905 3,210,058
Series 2023, Sub-Series F-1 , GO ,
5.00% , 08/01/30 ................ 845 943,728
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 1,385 1,510,011
Series 2026D , GO , 5.00% , 10/01/30 ..... 1,000 1,120,661
Series 2018B-1 , GO , 5.25% , 10/01/30 .... 560 585,701
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/31 ................ 4,000 4,506,752
Series 2022D-1 , GO , 5.00% , 05/01/31 ... 1,450 1,641,593
Series 2021A-1 , GO , 5.00% , 08/01/31 .... 1,250 1,390,535
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/31 ................ USD 1,000 $ 1,139,294
Series 2023B-1 , GO , 5.00% , 10/01/31 .... 1,000 1,141,032
Series 2017A, Sub-Series A-1 , GO ,
4.00% , 08/01/32 ................ 3,090 3,101,888
Series 2025F , GO , 5.00% , 08/01/32 ..... 2,500 2,889,480
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/32 ................ 1,100 1,271,371
Series 2024C , GO , 5.00% , 03/01/33 ..... 750 871,510
Series 2024D , GO , 5.00% , 04/01/33 ..... 2,255 2,623,347
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/33 ................ 1,500 1,516,371
Series 2017B-1 , GO , 5.00% , 12/01/33 .... 565 575,973
Series 2021A-1 , GO , 4.00% , 08/01/34 .... 2,000 2,097,755
Series 2025A , GO , 5.00% , 08/01/34 ..... 1,870 2,208,218
Series 2025G, Sub-Series G-1 , GO ,
5.00% , 02/01/35 ................ 2,000 2,371,206
Series 2015FF-1 , GO , 5.00% , 06/01/35 ... 5 5,009
Series 2023B-1 , GO , 5.00% , 10/01/35 .... 2,905 3,300,573
Series 2019D-1 , GO , 5.00% , 12/01/35 ... 500 532,494
Series 2020A, Sub-Series A1 , GO ,
3.00% , 08/01/36 ................ 265 259,044
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/37 ................ 500 504,460
Series 2021F-1 , GO , 4.00% , 03/01/38 .... 1,000 1,031,600
Series 2018F-1 , GO , 3.38% , 04/01/38 .... 440 438,195
Series 2021C , GO , 5.00% , 08/01/38 ..... 2,000 2,152,344
Series 2024D , GO , 5.00% , 04/01/39 ..... 1,440 1,628,699
Series 2019D-1 , GO , 5.00% , 12/01/39 ... 1,320 1,390,476
Series 2020D-1 , GO , 5.00% , 03/01/40 ... 1,120 1,190,616
Series 2022A-1 , GO , 4.00% , 08/01/40 .... 900 918,405
Series 2018E-1 , GO , 4.00% , 03/01/41 .... 400 400,870
Series 2020A-1 , GO , 5.00% , 08/01/41 .... 800 846,048
Series 2023A-1 , GO , 5.25% , 09/01/41 .... 3,000 3,336,694
Series 2019D-1 , GO , 4.00% , 12/01/41 ... 1,000 1,002,904
Series 2017B-1 , GO , 5.00% , 12/01/41 .... 250 253,326
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/42 ................ 1,250 1,403,422
Series 2023A-1 , GO , 5.00% , 09/01/42 .... 1,000 1,084,555
Series 2024C , GO , 5.00% , 03/01/43 ..... 3,000 3,269,651
Series 2024A , GO , 5.00% , 08/01/43 ..... 3,410 3,696,944
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/44 ................ 1,000 1,093,876
Series 2026D , GO , 5.00% , 10/01/44 ..... 890 971,224
Series 2018F-1 , GO , 5.00% , 04/01/45 .... 500 513,199
Series 2022D-1 , GO , 5.50% , 05/01/46 ... 450 484,141
Series 2024D , GO , 5.25% , 04/01/47 ..... 2,000 2,141,460
Series 2026D , GO , 5.25% , 10/01/47 ..... 1,000 1,081,442
Series 2026A, Sub-Series A-1 , GO ,
5.00% , 08/01/48 ................ 3,500 3,693,553
Series 2022A-1 , GO , 3.00% , 08/01/50 .... 750 563,528
Series 2026A, Sub-Series A-1 , GO ,
5.50% , 08/01/50 ................ 500 545,985
Series 2025, Sub-Series C-1 , GO ,
5.25% , 09/01/50 ................ 2,000 2,122,693
Series 2026D , GO , 5.25% , 10/01/51 ..... 1,500 1,597,270
Series 2024C , GO , 5.25% , 03/01/53 ..... 1,365 1,436,586
Series 2024D , GO , 5.25% , 04/01/54 ..... 2,000 2,103,888
City of Rochester, Series 2022II, GO,
5.00%, 08/01/31 ................. 1,000 1,121,430
City of Yonkers
Series 2026D , GO , 5.00% , 08/01/26 ..... 680 687,828
Series 2026D , GO , 5.00% , 08/01/30 ..... 540 606,042
Series 2019A , GO , 5.00% , 05/01/33 ( BAM ) 280 305,827
Series 2026D , GO , 5.00% , 08/01/33 ..... 600 707,938

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019A , GO , 4.00% , 05/01/37 ( BAM ) USD 2,000 $ 2,070,989
Series 2026A , GO , 5.00% , 02/01/41 ..... 500 560,846
County of Albany
Series 2018 , GO , 5.00% , 04/01/26 ...... 140 140,326
Series 2018 , GO , 4.00% , 04/01/29 ...... 185 185,272
County of Erie, Series 2025A, GO,
5.00%, 09/15/36 ................. 1,000 1,212,014
County of Monroe
Series 2016B , GO , 5.00% , 06/01/26 ( AGM ) 250 251,834
Series 2021 , GO , 4.00% , 06/01/30 ...... 2,145 2,273,984
County of Nassau
Series 2017C , GO , 5.00% , 10/01/27 ..... 975 1,020,814
Series 2017C , GO , 5.00% , 10/01/31 ..... 1,065 1,112,666
Series 2018B , GO , 5.00% , 07/01/33 ..... 1,000 1,063,172
Series 2022A , GO , 5.00% , 04/01/37 ..... 2,000 2,259,202
Series 2022A , GO , 4.00% , 04/01/39 ..... 2,515 2,596,211
Series 2025A , GO , 4.00% , 04/01/43 ..... 1,500 1,518,819
Series 2019B , GO , 5.00% , 04/01/49 ..... 1,000 1,042,542
Series 2023A , GO , 4.00% , 04/01/53 ..... 2,000 1,880,110
County of Onondaga, Series 2021, GO,
3.00%, 08/15/33 ................. 100 100,575
County of Suffolk
Series 2015B , GO , 2.50% , 10/01/26 ..... 25 25,006
Series 2025A , GO , 5.00% , 11/01/26 ..... 1,000 1,019,710
Series 2017D , GO , 4.00% , 10/15/28 ( BAM ) 1,000 1,028,094
Series 2025A , GO , 4.00% , 11/01/37 ..... 400 431,951
Series 2024A , GO , 3.00% , 10/15/38 ..... 5,000 4,899,649
Series 2025A , GO , 4.00% , 11/01/39 ..... 3,245 3,442,794
County of Westchester
Series 2023A , GO , 5.00% , 12/01/26 ..... 2,000 2,045,600
Series 2022A , GO , 5.00% , 12/15/26 ..... 1,000 1,023,995
Series 2020A , GO , 5.00% , 10/15/28 ..... 1,000 1,078,993
Series 2021A , GO , 5.00% , 10/15/28 ..... 2,000 2,157,987
Series 2021A , GO , 2.00% , 10/15/34 ..... 1,500 1,357,147
Series 2023A , GO , 4.00% , 12/01/34 ..... 2,000 2,169,459
Series 2022A , GO , 4.00% , 12/15/35 ..... 1,000 1,068,244
Dutchess County Local Development Corp.
Series 2017 , RB , 5.00% , 07/01/42 ...... 750 762,352
Series 2022 , RB , 5.00% , 07/01/52 ...... 1,000 1,017,104
Empire State Development Corp.
Series 2017C , RB , 5.00% , 03/15/26 ..... 200 200,210
Series 2024A , RB , 5.00% , 03/15/26 ..... 45 45,047
Series 2020C , RB , 5.00% , 03/15/26 ..... 295 295,310
Series 2016A , RB , 5.00% , 03/15/27 ..... 300 300,323
Series 2017C , RB , 5.00% , 03/15/27 ..... 285 293,872
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,530 5,702,147
Series 2016A , RB , 5.00% , 03/15/31 ..... 2,810 2,815,879
Series 2023B , RB , 5.00% , 03/15/31 ..... 1,285 1,462,397
Series 2020C , RB , 5.00% , 03/15/31 ..... 575 647,329
Series 2017A , RB , 5.00% , 03/15/32 ..... 1,770 1,818,161
Series 2017A , RB , 5.00% , 03/15/33 ..... 660 677,675
Series 2023A , RB , 5.00% , 03/15/34 ..... 1,500 1,770,819
Series 2016A , RB , 5.00% , 03/15/35 ..... 200 200,358
Series 2022A , RB , 5.00% , 03/15/35 ..... 3,780 4,331,473
Series 2020E , RB , 4.00% , 03/15/36 ..... 1,000 1,040,443
Series 2021A , RB , 4.00% , 03/15/38 ..... 3,285 3,391,623
Series 2020C , RB , 5.00% , 03/15/38 ..... 2,000 2,195,895
Series 2020A , RB , 4.00% , 03/15/39 ..... 1,000 1,020,971
Series 2017C , RB , 5.00% , 03/15/39 ..... 500 515,462
Series 2020E , RB , 3.00% , 03/15/40 ..... 2,950 2,729,875
Series 2020A , RB , 4.00% , 03/15/40 ..... 1,000 1,015,050
Series 2020C , RB , 4.00% , 03/15/45 ..... 2,500 2,443,070
Series 2020C , RB , 5.00% , 03/15/47 ..... 1,000 1,050,789
Series 2024A , RB , 5.00% , 03/15/47 ..... 1,500 1,596,277
Series 2021A , RB , 3.00% , 03/15/50 ..... 1,000 746,219
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A , RB , 4.00% , 03/15/50 ..... USD 365 $ 344,095
Series 2023A , RB , 4.00% , 03/15/51 ..... 1,500 1,406,949
Series 2023A , RB , 5.00% , 03/15/51 ..... 1,500 1,560,861
Series 2024A , RB , 5.00% , 03/15/54 ..... 4,500 4,681,893
Series 2023A , RB , 5.00% , 03/15/55 ..... 2,500 2,579,213
Series 2023A , RB , 5.00% , 03/15/63 ..... 2,000 2,051,585
Erie County Fiscal Stability Authority
Series 2017D , RB , 5.00% , 09/01/37 ..... 445 460,034
Series 2017D , RB , 5.00% , 09/01/38 ..... 130 134,233
Series 2017D , RB , 5.00% , 09/01/39 ..... 1,360 1,404,141
Erie County Industrial Development Agency
(The)
Series 2022A , RB , 5.00% , 05/01/26 ( SAW ) 450 452,160
Series 2021A , RB , 5.00% , 05/01/27 ( SAW ) 500 517,118
Series 2025A , RB , 5.00% , 05/01/27 ( SAW ) 1,500 1,551,353
Series 2021A , RB , 5.00% , 05/01/29 ( SAW ) 1,000 1,085,843
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/29 ..... 2,545 2,614,851
Series 2017A , RB , 5.00% , 02/15/30 ..... 1,200 1,232,918
Series 2017A , RB , 5.00% , 02/15/31 ..... 4,770 4,898,703
Series 2017A , RB , 5.00% , 02/15/33 ..... 645 661,608
Series 2022A , RB , 5.00% , 02/15/34 ..... 1,500 1,738,374
Series 2017A , RB , 5.00% , 02/15/35 ..... 1,400 1,433,900
Series 2017A , RB , 4.00% , 02/15/36 ..... 1,930 1,949,113
Series 2017A , RB , 5.00% , 02/15/36 ..... 2,250 2,302,217
Series 2017A , RB , 5.00% , 02/15/38 ..... 500 511,483
Series 2017A , RB , 5.00% , 02/15/39 ..... 200 204,432
Series 2022A , RB , 4.00% , 02/15/41 ..... 1,745 1,789,424
Series 2017A , RB , 4.00% , 02/15/44 ..... 2,000 1,955,737
Series 2017A , RB , 5.00% , 02/15/45 ..... 650 659,364
Series 2017A , RB , 4.00% , 02/15/47 ..... 5,085 4,838,895
Long Island Power Authority
Series 2023D , RB , VRDN, ( Barclays Bank plc
LOC ), 1.75% , 03/10/26
(a)
........... 5,000 5,000,000
Series 2021B , RB , VRDN, 1.50% , 09/01/26
(a)
80 79,485
Series 2023E , RB , 5.00% , 09/01/26 ..... 100 101,482
Series 2022B , RB , VRDN, 5.00% , 09/01/27
(a)
3,885 3,981,937
Series 2025B , RB , VRDN, 3.00% , 09/01/28
(a)
930 938,033
Series 2016B , RB , 5.00% , 09/01/30 ..... 4,730 4,794,243
Series 2021A , RB , 5.00% , 09/01/30 ..... 530 596,505
Series 2016B , RB , 5.00% , 09/01/31 ..... 1,355 1,373,201
Series 2016B , RB , 5.00% , 09/01/33 ..... 1,665 1,686,453
Series 2017 , RB , 5.00% , 09/01/33 ...... 2,650 2,754,381
Series 2018 , RB , 5.00% , 09/01/33 ...... 1,615 1,722,334
Series 2017 , RB , 5.00% , 09/01/35 ...... 1,550 1,607,346
Series 2021A , RB , 5.00% , 09/01/35 ..... 1,115 1,246,235
Series 2019A , RB , 3.00% , 09/01/36 ..... 2,310 2,307,158
Series 2017 , RB , 5.00% , 09/01/36 ...... 1,000 1,035,714
Series 2021A , RB , 4.00% , 09/01/38 ..... 1,000 1,048,383
Series 2018 , RB , 5.00% , 09/01/38 ...... 2,370 2,500,318
Series 2016B , RB , 5.00% , 09/01/41 ..... 500 504,484
Series 2017 , RB , 5.00% , 09/01/42 ...... 4,465 4,583,184
Series 2024A , RB , 5.00% , 09/01/42 ..... 2,980 3,354,885
Series 2015B , RB , 5.00% , 09/01/45 ..... 750 750,670
Series 2023E , RB , 5.00% , 09/01/48 ..... 2,000 2,117,553
Series 2025 , RB , 5.25% , 09/01/50 ...... 2,000 2,178,227
Series 2023E , RB , 5.00% , 09/01/53 ..... 2,270 2,376,593
Metropolitan Transportation Authority
Series 2012G-1 , RB , VRDN, ( Barclays Bank
plc LOC ), 2.00% , 03/03/26
(a)
........ 850 850,000
Series 2015E-3 , RB , VRDN, ( Bank of
America NA LOC ), 2.00% , 03/03/26
(a)
.. 6,400 6,400,000
Series 2020E , RB , 4.00% , 11/15/26 ..... 710 719,063
Series 2017B , RB , 5.00% , 11/15/26 ..... 750 764,772
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 1,790 1,825,255

Schedule of Investments
(continued)
February 28, 2026
iShares
®
New York Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2006B , RB , 5.25% , 11/15/26 ( AGM ) USD 2,250 $ 2,298,852
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 1,000 958,601
Series 2025B , RB , 5.00% , 11/15/27 ..... 1,310 1,372,044
Series A-2 , RB , 5.00% , 11/15/27 ....... 1,255 1,287,924
Series 2017B , RB , 5.00% , 11/15/28 ..... 1,005 1,080,156
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 200 211,056
Series 2025B , RB , 5.00% , 11/15/28 ..... 4,385 4,712,918
Series 2017C-2 , RB , 0.00% , 11/15/29
(b)
... 2,000 1,817,430
Series 2020E , RB , 5.00% , 11/15/29 ..... 515 566,493
Series 2025B , RB , 5.00% , 11/15/29 ..... 8,000 8,799,896
Series 2016D , RB , 5.00% , 11/15/30 ..... 500 508,453
Series 2017D , RB , 5.00% , 11/15/30 ..... 2,045 2,156,451
Series 2024B , RB , 5.00% , 11/15/30 ..... 1,000 1,122,418
Series 2025A , RB , 5.00% , 11/15/32 ..... 2,000 2,319,821
Series 2017C-1 , RB , 5.00% , 11/15/34 .... 1,200 1,258,840
Series 2024A , RB , 5.00% , 11/15/34 ..... 1,500 1,752,201
Series 2017C-1 , RB , 4.00% , 11/15/35 .... 2,000 2,039,261
Series 2025A , RB , 5.00% , 11/15/35 ..... 2,500 2,938,988
Series 2016B , RB , 4.00% , 11/15/36 ..... 350 351,450
Series 2017C-1 , RB , 4.00% , 11/15/38 .... 510 513,667
Series 2017C-2 , RB , 0.00% , 11/15/39
(b)
... 245 146,768
Series 2017C-2 , RB , 0.00% , 11/15/40
(b)
... 295 166,899
Series 2019C , RB , 5.00% , 11/15/40 ..... 500 520,976
Series 2020A-1 , RB , 4.00% , 11/15/41 .... 3,000 3,015,359
Series 2017D , RB , 4.00% , 11/15/42 ..... 1,250 1,240,588
Series 2020A-1 , RB , 4.00% , 11/15/43 .... 1,085 1,068,467
Series 2025B , RB , 5.00% , 11/15/43 ..... 350 382,855
Series 2021A-1 , RB , 4.00% , 11/15/44 .... 1,500 1,444,098
Series 2020A-1 , RB , 4.00% , 11/15/46 .... 350 321,145
Series 2025A , RB , 5.00% , 11/15/47 ..... 2,000 2,088,673
Series 2021A-1 , RB , 4.00% , 11/15/48 .... 1,500 1,345,680
Series 2020D-3 , RB , 4.00% , 11/15/50 .... 1,000 897,247
Series 2025A , RB , 4.63% , 11/15/50 ..... 1,000 987,940
Series 2020C-1 , RB , 5.00% , 11/15/50 .... 2,000 2,039,487
Series A-1 , RB , 5.00% , 11/15/51 ....... 1,000 1,002,793
Series 2020A-1 , RB , 4.00% , 11/15/52 .... 1,000 874,640
Series 2019B , RB , 5.00% , 11/15/52 ..... 1,000 1,008,139
Series 2020C-1 , RB , 5.25% , 11/15/55 .... 1,000 1,026,449
Series A-1 , RB , 5.25% , 11/15/56 ....... 200 200,125
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2016A , RB , 5.25% , 11/15/28 ..... 2,650 2,704,908
Series 2012A , RB , 0.00% , 11/15/30
(b)
.... 1,035 921,297
Series B-1 , RB , 5.00% , 11/15/35 ....... 1,000 1,040,368
Series 2024B-1 , RB , 5.00% , 11/15/43 .... 1,000 1,105,979
Series 2022A , RB , 5.00% , 11/15/44 ..... 935 999,020
Series 2022A , RB , 5.00% , 11/15/46 ..... 1,000 1,050,821
Series B-1 , RB , 5.00% , 11/15/46 ....... 630 634,357
Monroe County Industrial Development Corp.
Series 2017C , RB , 5.00% , 07/01/28 ..... 110 114,042
Series 2025A , RB , 5.00% , 07/01/29 ..... 695 760,367
Series 2017 , RB , 5.00% , 05/01/30 ( SAW ) . 520 537,277
Series A , RB , 5.00% , 07/01/32 ......... 360 371,800
Series 2018 , RB , 5.00% , 05/01/34 ( SAW ) . 4,350 4,596,521
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,000 2,332,487
Series 2017C , RB , 4.00% , 07/01/36 ..... 1,000 1,011,448
Series 2017D , RB , 4.00% , 07/01/36 ..... 900 908,778
Series 2025A , RB , 5.00% , 07/01/36 ..... 500 597,071
Series 2025A , RB , 5.00% , 07/01/39 ..... 500 576,629
Series 2017C , RB , 4.00% , 07/01/43 ..... 1,550 1,550,686
Series 2020A , RB , 4.00% , 07/01/50 ..... 1,250 1,165,990
Series 2023A , RB , 5.00% , 07/01/53 ..... 4,135 4,300,079
MTA Hudson Rail Yards Trust Obligations, Series
2016A, RB, 5.00%, 11/15/56 ......... 1,000 999,978
Security
Par (000)
Par (000) Value
New York (continued)
Nassau County Interim Finance Authority
Series 2021A , RB , 5.00% , 11/15/29 ..... USD 500 $ 555,477
Series 2024A , RB , 5.00% , 11/15/29 ..... 1,500 1,666,430
Series 2021A , RB , 5.00% , 11/15/31 ..... 790 910,009
Series 2021A , RB , 4.00% , 11/15/32 ..... 1,000 1,095,081
Series 2021A , RB , 4.00% , 11/15/33 ..... 2,070 2,261,552
Series 2021A , RB , 5.00% , 11/15/33 ..... 305 348,453
Series 2021A , RB , 5.00% , 11/15/34 ..... 540 614,797
Series 2021A , RB , 4.00% , 11/15/35 ..... 245 264,892
New York City Municipal Water Finance Authority
Series 2025, Sub-Series EE-1 , RB , VRDN,
( TD Bank NA SBPA ), 1.90% , 03/03/26
(a)
1,025 1,025,000
Series 2021DD , RB , 5.00% , 06/15/26 .... 5,375 5,419,610
Series 2023, Sub-Series AA2 , RB ,
5.00% , 06/15/28 ................ 90 92,059
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 3,720 3,805,096
Series 2021, Sub-Series Cc-2 , RB ,
5.00% , 06/15/28 ................ 455 465,408
Series 2020DD-1 , RB , 5.00% , 06/15/30 ... 1,310 1,469,422
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/31 ................ 1,000 1,143,866
Series 2020EE , RB , 5.00% , 06/15/31 .... 690 789,268
Series BB-2 , RB , 5.00% , 06/15/32 ...... 520 538,454
Series 2016 , RB , 4.00% , 06/15/33 ...... 250 252,527
Series 2016A , RB , 3.00% , 06/15/36 ..... 220 217,126
Series 2019FF-2 , RB , 4.00% , 06/15/36 ... 560 578,419
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/36 ................ 1,000 1,214,890
Series 2024, Sub-Series BB-2 , RB ,
5.00% , 06/15/36 ................ 1,100 1,293,487
Series 2017EE , RB , 5.00% , 06/15/36 .... 500 515,645
Series 2024BB-2 , RB , 5.00% , 06/15/36 ... 1,000 1,218,445
Series 2019FF-2 , RB , 4.00% , 06/15/37 ... 3,000 3,078,054
Series 2022EE , RB , 4.00% , 06/15/39 .... 1,305 1,363,370
Series 2026, Sub-Series AA-2 , RB ,
5.00% , 06/15/39 ................ 135 158,898
Series 2018EE , RB , 5.00% , 06/15/40 .... 300 311,044
Series 2021AA-2 , RB , 4.00% , 06/15/42 ... 1,500 1,512,269
Series 2020DD-3 , RB , 4.00% , 06/15/42 ... 500 503,497
Series 2025BB , RB , 5.00% , 06/15/43 .... 2,000 2,247,683
Series 2022BB-1 , RB , 3.00% , 06/15/44 ... 3,400 2,876,904
Series 2024BB-2 , RB , 5.00% , 06/15/44 ... 500 544,475
Series 2017AA , RB , 3.00% , 06/15/46 .... 4,665 3,681,041
Series 2023DD , RB , 4.13% , 06/15/46 .... 1,500 1,475,572
Series BB-1 , RB , 5.00% , 06/15/46 ...... 625 634,471
Series 2023DD , RB , 5.25% , 06/15/46 .... 2,915 3,152,491
Series 2026BB , RB , 5.00% , 06/15/47 .... 835 897,008
Series 2017DD , RB , 5.00% , 06/15/47 .... 1,500 1,514,101
Series 2024BB, Sub-Series BB-2 , RB ,
5.25% , 06/15/47 ................ 3,310 3,583,997
Series 2018CC-1 , RB , 5.00% , 06/15/48 ... 750 759,359
Series 2025, Sub-Series AA2 , RB ,
5.00% , 06/15/48 ................ 1,500 1,588,431
Series 2019FF-1 , RB , 5.00% , 06/15/49 ... 1,070 1,102,778
Series 2026BB , RB , 5.00% , 06/15/49 .... 250 265,909
Series 2020GG-1 , RB , 4.00% , 06/15/50 .. 1,000 940,478
Series 2020DD-1 , RB , 4.00% , 06/15/50 ... 500 470,239
Series 2021CC-1 , RB , 4.00% , 06/15/51 ... 3,000 2,782,811
Series 2025AA, Sub-Series AA-1 , RB ,
5.00% , 06/15/51 ................ 3,000 3,146,073
Series 2024, Sub-Series AA-1 , RB ,
5.25% , 06/15/53 ................ 2,000 2,114,554
Series 2025AA , RB , 4.00% , 06/15/54 .... 6,200 5,737,905
Series 2024CC-1 , RB , 5.25% , 06/15/54 ... 2,000 2,118,357

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2026, Sub-Series AA-1 , RB ,
5.00% , 06/15/55 ................ USD 4,000 $ 4,186,108
Series 2026, Sub-Series AA-1 , RB ,
5.25% , 06/15/55 ................ 2,000 2,135,724
Series 2025BB , RB , 5.25% , 06/15/55 .... 2,000 2,130,092
Series 2026BB , RB , 5.25% , 06/15/56 .... 1,000 1,069,566
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/26
( SAW ) ....................... 275 277,894
Series 2019S-3A , RB , 5.00% , 07/15/26
( SAW ) ....................... 150 151,578
Series S-1 , RB , 5.00% , 07/15/26 ( SAW ) .. 30 30,316
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 115 119,500
Series 2022S-1A , RB , 5.00% , 07/15/30
( SAW ) ....................... 215 241,903
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 533,465
Series 2019S-3A , RB , 5.00% , 07/15/31
( SAW ) ....................... 500 533,465
Series 2019S-3A , RB , 4.00% , 07/15/38
( SAW ) ....................... 500 506,026
Series 2018S-3 , RB , 4.00% , 07/15/46 ( SAW ) 380 365,363
New York City Transitional Finance Authority
Future Tax Secured
Series 2011A-4 , RB , VRDN, ( Barclays Bank
plc SBPA ), 2.00% , 03/03/26
(a)
....... 800 800,000
Series C , RB , 5.00% , 11/01/26 ......... 270 275,251
Series 2023E-1 , RB , 5.00% , 11/01/26 .... 1,135 1,157,075
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 1,045 1,065,325
Series 2021A , RB , 5.00% , 11/01/26 ..... 830 846,143
Series 2018-1 , RB , 5.00% , 11/01/27 ..... 340 356,523
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 985 1,032,869
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/28 ................ 420 443,435
Series 2019A-1 , RB , 5.00% , 08/01/28 .... 2,220 2,368,198
Series 2026C , RB , 5.00% , 11/01/28 ..... 1,000 1,073,492
Series 2021G-1 , RB , 5.00% , 11/01/28 .... 140 150,289
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/29 ................ 440 475,037
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/29 ................ 635 689,917
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/29 ................ 3,000 3,298,219
Series 2025E , RB , 5.00% , 11/01/29 ..... 700 769,585
Series C , RB , 5.00% , 11/01/29 ......... 1,000 1,031,082
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/30 ................ 1,000 1,105,407
Series 2025D , RB , 5.00% , 05/01/30 ..... 240 266,744
Series 2021-2 , RB , 5.00% , 08/01/30 ..... 2,800 3,128,396
Series 2026C , RB , 5.00% , 11/01/30 ..... 665 746,806
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/31 ................ 3,360 3,807,471
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/31 ................ 1,000 1,133,176
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/31 ................ 2,000 2,287,818
Series 2023B-1 , RB , 5.00% , 11/01/31 .... 1,290 1,475,642
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/31 ................ 1,000 1,143,909
Series 2017A-1 , RB , 5.00% , 05/01/32 .... 1,075 1,079,550
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/32 ................ 1,500 1,743,040
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025B, Sub-Series B-1 , RB ,
5.00% , 11/01/32 ................ USD 2,795 $ 3,247,865
Series 2025E , RB , 5.00% , 11/01/32 ..... 1,000 1,162,027
Series 2018A-2 , RB , 5.00% , 08/01/33 .... 1,000 1,035,487
Series 2018B-1 , RB , 5.00% , 08/01/33 .... 1,000 1,035,487
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/33 ................ 1,400 1,644,617
Series 2024D-1 , RB , 5.00% , 11/01/33 .... 2,000 2,349,453
Series 2017E-1 , RB , 5.00% , 02/01/34 .... 1,500 1,534,462
Series 2025G, Sub-Series G-1 , RB ,
5.00% , 11/01/34 ................ 3,120 3,669,417
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/34 ................ 4,500 5,292,429
Series B-1 , RB , 5.00% , 08/01/35 ....... 1,120 1,185,581
Series 2026C , RB , 5.00% , 11/01/35 ..... 1,500 1,775,713
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/35 ................ 1,755 2,081,641
Series 2020B-1 , RB , 5.00% , 11/01/35 .... 1,535 1,660,447
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/36 ................ 1,000 1,160,434
Series 2017F-1 , RB , 5.00% , 05/01/36 .... 1,000 1,027,377
Series 2024G-1 , RB , 5.00% , 05/01/36 .... 2,500 2,905,646
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/36 ................ 1,000 1,188,485
Series 2018A-2 , RB , 5.00% , 08/01/36 .... 1,000 1,032,731
Series 2019A-1 , RB , 5.00% , 08/01/36 .... 1,000 1,055,899
Series 2022A-1 , RB , 4.00% , 11/01/36 .... 1,875 1,972,956
Series 2024D-1 , RB , 5.00% , 11/01/36 .... 1,300 1,505,016
Series 2021A , RB , 5.00% , 11/01/36 ..... 1,000 1,092,346
Series 2025E , RB , 5.00% , 11/01/36 ..... 1,000 1,166,243
Series 2023B-1 , RB , 5.25% , 11/01/36 .... 1,500 1,716,735
Series 2017E-1 , RB , 5.00% , 02/01/37 .... 200 204,234
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/37 ................ 1,525 1,805,308
Series 2021C-1 , RB , 5.00% , 05/01/37 .... 1,000 1,088,396
Series 2025AG, Sub-Series A-1 , RB ,
5.00% , 11/01/37 ................ 2,000 2,313,360
Series 2023D-1 , RB , 5.25% , 11/01/37 .... 375 426,868
Series 2016F-3 , RB , 3.00% , 02/01/38 .... 1,490 1,369,363
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/38 ................ 1,000 1,172,383
Series 2024B , RB , 5.00% , 05/01/38 ..... 1,000 1,135,741
Series 2019C-1 , RB , 4.00% , 11/01/38 .... 1,000 1,017,808
Series 2021G-1 , RB , 5.00% , 11/01/38 .... 1,250 1,362,454
Series 2024D, Sub-Series D-1 , RB ,
5.00% , 11/01/38 ................ 3,965 4,519,778
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/38 ................ 2,000 2,294,837
Series 2021A , RB , 3.00% , 11/01/39 ..... 1,000 926,271
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/39 ................ 840 952,099
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/39 ................ 1,675 1,909,642
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/40 ................ 1,000 1,141,320
Series 2022B, Sub-Series B-1 , RB ,
3.00% , 08/01/40 ................ 740 680,912
Series 2016F-3 , RB , 3.25% , 02/01/41 .... 1,500 1,374,690
Series 2022F-1 , RB , 5.00% , 02/01/41 .... 3,500 3,831,683
Series 2021C-1 , RB , 4.00% , 05/01/41 .... 1,410 1,429,896
Series 2023A-1 , RB , 5.25% , 08/01/42 .... 5,000 5,545,563
Series 2019C-1 , RB , 4.00% , 11/01/42 .... 2,590 2,593,759
Series 2024F, Sub-Series F-1 , RB ,
5.00% , 02/01/43 ................ 2,770 3,036,928
Series 2026B , RB , 5.00% , 05/01/43 ..... 335 373,247

Schedule of Investments
(continued)
February 28, 2026
iShares
®
New York Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024G-1 , RB , 5.00% , 05/01/43 .... USD 4,570 $ 5,022,571
Series 2018A-3 , RB , 4.00% , 08/01/43 .... 3,400 3,356,496
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/44 ................ 2,750 3,029,845
Series 2020C-1 , RB , 4.00% , 05/01/45 .... 200 194,710
Series 2024B , RB , 5.00% , 05/01/45 ..... 2,000 2,143,914
Series 2024G-1 , RB , 5.00% , 05/01/45 .... 2,500 2,689,886
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/45 ................ 1,000 1,079,876
Series 2018B-1 , RB , 5.00% , 08/01/45 .... 1,000 1,018,290
Series 2023D-1 , RB , 5.50% , 11/01/45 .... 850 931,378
Series 2024F-1 , RB , 5.00% , 02/01/46 .... 2,500 2,660,703
Series 2025D , RB , 5.00% , 05/01/46 ..... 3,785 4,048,354
Series 2026, Sub-Series A-1 , RB ,
5.25% , 05/01/46 ................ 3,000 3,297,278
Series 2026C , RB , 5.00% , 11/01/46 ..... 250 269,772
Series 2024G-1 , RB , 5.00% , 05/01/47 .... 1,500 1,577,962
Series 2022B-1 , RB , 4.00% , 08/01/48 .... 825 768,627
Series 2025E , RB , 5.50% , 11/01/49 ..... 1,000 1,090,385
Series 2026C , RB , 5.00% , 11/01/50 ..... 1,000 1,053,160
Series 2023F-1 , RB , 4.00% , 02/01/51 .... 2,000 1,820,471
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/53 ................ 375 391,923
Series 2025I, Sub-Series I-1 , RB ,
5.50% , 05/01/53 ................ 1,175 1,275,963
Series 2025E , RB , 4.13% , 11/01/53 ..... 950 889,011
Series 2025E , RB , 5.00% , 11/01/53 ..... 880 915,647
Series 2026B , RB , 5.25% , 05/01/55 ..... 1,505 1,603,673
New York Convention Center Development Corp.
Series 2015 , RB , 5.00% , 11/15/40 ...... 250 250,215
Series A , RB , 0.00% , 11/15/48
(b)
........ 500 177,417
New York Power Authority
Series 2022A , RB , 5.00% , 11/15/26 ..... 530 541,178
Series 2022A , RB , 5.00% , 11/15/27 ..... 535 562,705
Series 2022A , RB , 5.00% , 11/15/31 ..... 1,125 1,305,892
Series 2024A , RB , 5.00% , 11/15/31 ..... 2,000 2,326,623
Series 2023A , RB , 5.00% , 11/15/33 ..... 520 623,127
Series 2024A , RB , 5.00% , 11/15/35 ..... 4,245 5,127,061
Series 2024A , RB , 5.00% , 11/15/40 ..... 250 285,364
Series 2024A , RB , 5.00% , 11/15/42 ..... 400 447,016
Series 2024A , RB , 5.00% , 11/15/43 ..... 2,000 2,203,480
Series 2020A , RB , 4.00% , 11/15/45 ..... 4,000 3,952,632
Series 2024A , RB , 4.00% , 11/15/49 ..... 895 848,106
Series 2020A , RB , 4.00% , 11/15/50 ..... 2,500 2,372,877
Series 2023A , RB , 5.00% , 11/15/53 ( AGM ) 1,240 1,305,096
Series 2020A , RB , 4.00% , 11/15/55 ..... 1,000 937,096
Series 2023A , RB , 5.13% , 11/15/58 ..... 620 655,122
Series 2020A , RB , 4.00% , 11/15/60 ..... 2,300 2,121,240
Series 2022A , RB , 4.00% , 11/15/61 ..... 1,000 924,233
New York State Dormitory Authority
Series 2021A , RB , 5.00% , 03/15/26 ..... 80 80,084
Series 2024A , RB , 5.00% , 03/15/26 ..... 100 100,105
Series 2020A , RB , 5.00% , 03/15/26 ..... 25 25,026
Series 2019A , RB , 5.00% , 03/15/26 ..... 20 20,021
Series 2017A , RB , 5.00% , 03/15/26 ..... 520 520,546
Series 2023B , RB , 5.00% , 07/01/26 ..... 135 136,251
Series 2020A , RB , 5.00% , 07/01/26 ..... 5,000 5,050,352
Series 2019A , RB , 5.00% , 07/01/26 ..... 220 222,095
Series 2017A , RB , 5.00% , 07/01/26 ..... 1,175 1,185,914
Series B , RB , 4.00% , 10/01/26 ......... 100 101,133
Series A-1 , RB , 5.00% , 10/01/26 ....... 305 310,206
Series 2024A , RB , 5.00% , 10/01/26 ..... 1,500 1,525,434
Series 2023B , RB , 5.00% , 10/01/26 ..... 1,040 1,057,635
Series 2022A , RB , 5.00% , 10/01/26 ( BAM ) 1,915 1,947,471
Series 2019A , RB , 5.00% , 10/01/26 ( SAW ) 20 20,336
Security
Par (000)
Par (000) Value
New York (continued)
Series F , RB , 5.00% , 10/01/26 ......... USD 25 $ 25,054
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 420 431,817
Series 2025C , RB , 5.00% , 03/15/27 ..... 250 257,660
Series A , RB , 5.00% , 10/01/27 ......... 530 554,565
Series E , RB , 5.00% , 10/01/27 ( SAW ) .... 2,700 2,744,048
Series B , RB , 5.00% , 10/01/27 ......... 510 511,194
Series 2016D , RB , 5.00% , 02/15/28 ..... 435 440,795
Series 2019D , RB , 5.00% , 02/15/28 ..... 1,045 1,104,894
Series 2025A , RB , 5.00% , 03/15/28 ..... 2,110 2,234,707
Series 2021B , RB , 5.00% , 07/01/28 ..... 1,000 1,066,609
Series 2017A , RB , 5.00% , 07/01/28 ..... 2,690 2,789,285
Series 2018A , RB , 5.00% , 10/01/28 ..... 970 1,045,209
Series 2017A , RB , 5.00% , 02/15/29 ..... 990 1,017,855
Series 2025B , RB , 5.00% , 07/01/29 ..... 750 820,387
Series 2024A , RB , 5.00% , 10/01/29 ..... 1,000 1,102,728
Series 2025A , RB , 5.00% , 03/15/30 ..... 1,035 1,152,738
Series 2018C , RB , 5.00% , 03/15/30 ..... 1,135 1,201,924
Series 2025C , RB , 5.00% , 03/15/30 ..... 1,250 1,392,196
Series 2018A , RB , 5.00% , 03/15/30 ..... 1,035 1,108,525
Series 2022A , RB , 5.00% , 07/01/30 ..... 1,000 1,094,360
Series 2018A , RB , 5.00% , 07/01/30 ..... 2,190 2,336,261
Series 2016D , RB , 5.00% , 02/15/31 ..... 125 126,511
Series 2017A , RB , 5.00% , 02/15/31 ..... 2,410 2,473,767
Series 2017B-2 , RB , 5.00% , 02/15/31 .... 870 904,943
Series 2021A , RB , 5.00% , 03/15/31 ..... 1,560 1,775,362
Series 2025A , RB , 5.00% , 07/01/31 ..... 1,000 1,137,872
Series 2024A , RB , 5.00% , 10/01/31 ..... 1,150 1,333,087
Series 2021E , RB , 5.00% , 03/15/32 ..... 420 487,252
Series 2016A , RB , 5.00% , 03/15/32 ..... 3,050 3,094,293
Series 2016A , RB , 5.00% , 02/15/33 ..... 1,500 1,517,310
Series 2020A , RB , 5.00% , 03/15/33 ..... 1,000 1,113,914
Series 2018A , RB , 5.00% , 03/15/33 ..... 965 998,090
Series 2017 , RB , 4.00% , 07/01/33 ...... 465 471,010
Series 2017A , RB , 5.00% , 07/01/33 ..... 840 870,144
Series 2018A , RB , 5.00% , 07/01/33 ..... 1,865 1,984,043
Series 2023A , RB , 5.00% , 10/01/33 ..... 1,475 1,771,465
Series 2017B-2 , RB , 5.00% , 02/15/34 .... 1,000 1,037,392
Series 2018A , RB , 5.00% , 03/15/34 ..... 1,155 1,218,598
Series 2019A , RB , 5.00% , 03/15/34 ..... 1,000 1,076,013
Series 2025C , RB , 5.00% , 03/15/34 ..... 4,225 5,030,558
Series 2018C , RB , 5.00% , 03/15/34 ..... 205 216,286
Series 2016A , RB , 5.00% , 03/15/34 ..... 1,950 1,975,805
Series 2017A , RB , 5.00% , 07/01/34 ..... 3,000 3,106,564
Series 2024A , RB , 5.00% , 10/01/34 ..... 1,800 2,082,780
Series 2025A , RB , 5.00% , 10/01/34 ..... 500 601,194
Series 2020A , RB , 4.00% , 03/15/35 ..... 1,000 1,043,250
Series 2019A , RB , 5.00% , 07/01/35 ..... 2,335 2,514,153
Series 2025A , RB , 5.00% , 07/01/35 ..... 2,910 3,458,924
Series 2024D , RB , 5.00% , 10/01/35 ( SAW ) 2,585 2,959,620
Series 2017A , RB , 5.00% , 02/15/36 ..... 500 511,320
Series 2018C , RB , 5.00% , 03/15/36 ..... 1,000 1,051,398
Series 2021E , RB , 5.00% , 03/15/36 ..... 1,975 2,223,159
Series 2025C , RB , 5.00% , 03/15/36 ..... 335 405,730
Series 2021A , RB , 5.00% , 03/15/36 ..... 1,000 1,105,234
Series 2017B-2 , RB , 5.00% , 02/15/37 .... 500 516,301
Series 2015E , RB , 3.50% , 03/15/37 ..... 385 384,551
Series 2019A , RB , 5.00% , 03/15/37 ..... 1,000 1,066,552
Series 2018A , RB , 4.00% , 07/01/37 ..... 2,500 2,544,776
Series 2020A , RB , 3.00% , 03/15/38 ..... 2,000 1,910,277
Series 2025C , RB , 5.00% , 03/15/38 ..... 2,500 2,957,144
Series 2018C , RB , 5.00% , 03/15/38 ..... 500 523,324
Series 2025A , RB , 5.00% , 03/15/38 ..... 3,000 3,523,279
Series 2015A , RB , 4.00% , 07/01/38 ..... 475 475,174
Series 2018B , RB , 5.00% , 10/01/38 ..... 1,000 1,045,536
Series 2025A , RB , 5.00% , 03/15/39 ..... 6,000 7,062,111

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A-1 , RB , 5.00% , 03/15/39 .... USD 3,600 $ 4,071,709
Series 2025C , RB , 5.00% , 03/15/39 ..... 665 777,877
Series 2023A , RB , 5.00% , 03/15/39 ..... 280 316,879
Series 2018A , RB , 5.25% , 03/15/39 ..... 725 766,985
Series 2016A , RB , 5.00% , 02/15/40 ..... 500 504,073
Series 2019A , RB , 5.00% , 03/15/40 ..... 1,000 1,059,784
Series 2001-1 , RB , 5.50% , 07/01/40
( AMBAC ) ..................... 400 479,878
Series 2021E , RB , 3.00% , 03/15/41 ..... 2,000 1,815,457
Series 2022A , RB , 5.00% , 03/15/41 ..... 300 327,484
Series 2017A , RB , 5.00% , 03/15/41 ..... 350 357,581
Series 2025A , RB , 5.00% , 03/15/41 ..... 1,500 1,713,608
Series 2021A , RB , 3.00% , 07/01/41 ..... 1,750 1,617,052
Series 2016A , RB , 4.00% , 07/01/41 ..... 500 500,380
Series 2018A , RB , 4.00% , 07/01/41 ..... 4,000 4,027,138
Series 2016A , RB , 5.00% , 07/01/41 ..... 250 250,990
Series 2020A , RB , 3.00% , 03/15/42 ..... 2,000 1,775,984
Series 2021E , RB , 4.00% , 03/15/42 ..... 825 832,139
Series 2022A , RB , 4.00% , 07/01/42 ..... 1,165 1,188,096
Series 2017B , RB , 5.00% , 02/15/43 ..... 1,000 1,021,347
Series 2021A , RB , 4.00% , 03/15/43 ..... 2,000 2,003,784
Series 2023A1 , RB , 4.00% , 03/15/43 .... 1,410 1,422,092
Series 2024A , RB , 5.00% , 03/15/43 ..... 5,000 5,510,047
Series 2025A , RB , 5.00% , 03/15/43 ..... 335 377,736
Series 2016A , RB , 4.00% , 07/01/43 ..... 1,265 1,261,989
Series 2025A , RB , 5.00% , 03/15/44 ..... 375 416,081
Series 2024A , RB , 5.00% , 03/15/44 ..... 1,500 1,632,244
Series 2017A , RB , 5.00% , 03/15/44 ..... 105 106,685
Series 2023A-1 , RB , 5.00% , 03/15/45 .... 1,000 1,068,691
Series 2021B , RB , 3.00% , 07/01/45 ..... 750 617,101
Series 2019A , RB , 4.00% , 07/01/45 ..... 9,660 9,568,408
Series 2021E , RB , 4.00% , 03/15/46 ..... 1,000 957,755
Series 2024B , RB , 5.00% , 03/15/46 ..... 5,850 6,293,232
Series 2020 , RB , 4.00% , 07/01/46 ...... 1,000 948,955
Series 2022 , RB , 4.00% , 07/01/46 ...... 730 699,382
Series 2016A , RB , 5.00% , 07/01/46 ..... 250 250,854
Series A-2 , RB , 5.00% , 10/01/46 ....... 945 979,383
Series 2021E , RB , 4.00% , 03/15/47 ..... 2,000 1,904,150
Series 2018A , RB , 4.00% , 03/15/47 ..... 500 477,366
Series 2021A , RB , 4.00% , 03/15/47 ..... 1,715 1,635,202
Series 2025C , RB , 5.25% , 03/15/47 ..... 1,500 1,636,627
Series 2022A , RB , 4.00% , 07/01/47 ..... 310 282,129
Series A , RB , 5.00% , 10/01/47 ......... 1,800 2,045,322
Series 2020A , RB , 4.00% , 03/15/48 ..... 2,000 1,901,828
Series 2024A , RB , 5.25% , 03/15/48 ..... 1,500 1,608,633
Series 2018A , RB , 5.00% , 07/01/48 ..... 500 520,964
Series 2018A , RB , 5.00% , 10/01/48 ..... 3,010 3,393,368
Series 2019D , RB , 4.00% , 02/15/49 ..... 1,545 1,465,565
Series 2022A , RB , 4.00% , 03/15/49 ..... 1,820 1,717,310
Series 2025A , RB , 5.00% , 03/15/49 ..... 1,000 1,055,017
Series 2024B , RB , 5.00% , 03/15/49 ..... 750 792,992
Series 2019C , RB , 4.00% , 07/01/49 ..... 500 472,447
Series 2019A , RB , 5.00% , 07/01/49 ..... 500 508,717
Series 2020A , RB , 3.00% , 03/15/50 ..... 4,750 3,544,543
Series 2025A , RB , 5.25% , 03/15/50 ..... 1,500 1,615,764
Series 2020A , RB , 4.00% , 07/01/50 ..... 2,030 1,923,410
Series 2020A , RB , 5.00% , 07/01/50 ..... 2,500 2,590,463
Series 2019B , RB , 5.00% , 07/01/50 ..... 500 514,342
Series 2025A , RB , 5.25% , 07/01/50 ..... 500 537,887
Series 2020A , RB , 5.00% , 10/01/50 ..... 310 346,931
Series 2021A , RB , 3.00% , 03/15/51 ..... 1,780 1,315,021
Series 2024A , RB , 5.00% , 03/15/51 ..... 2,000 2,092,973
Series 2020A , RB , 5.00% , 07/01/53 ..... 1,500 1,551,177
Series 2024B , RB , 4.00% , 03/15/54 ..... 1,000 928,989
Series 2025A , RB , 5.00% , 03/15/54 ..... 2,500 2,604,121
Security
Par (000)
Par (000) Value
New York (continued)
Series 2024A , RB , 5.50% , 07/01/54 ..... USD 4,305 $ 4,697,903
Series 2024A , RB , 5.00% , 03/15/55 ..... 1,000 1,042,348
New York State Environmental Facilities Corp.
Series 2017A , RB , 5.00% , 06/15/26 ..... 35 35,294
Series 2026A , RB , 5.00% , 06/15/28
(c)
.... 270 287,824
Series 2019B , RB , 5.00% , 06/15/28 ..... 550 586,968
Series 2021B , RB , 5.00% , 08/15/29 ..... 165 181,376
Series 2022B , RB , 5.00% , 09/15/29 ..... 540 594,823
Series 2026A , RB , 5.00% , 06/15/30
(c)
.... 3,000 3,359,089
Series 2018A , RB , 5.00% , 06/15/30 ..... 195 207,715
Series 2024A , RB , 5.00% , 06/15/30 ..... 1,025 1,148,843
Series 2023B , RB , 5.00% , 06/15/31 ..... 125 143,185
Series 2021B , RB , 5.00% , 08/15/31 ..... 300 344,820
Series 2023B , RB , 5.00% , 06/15/32 ..... 500 583,128
Series 2022B , RB , 5.00% , 09/15/32 ..... 500 585,539
Series 2024B , RB , 5.00% , 05/15/33 ..... 1,500 1,773,972
Series 2022B , RB , 5.00% , 09/15/34 ..... 500 579,513
Series 2018A , RB , 5.00% , 06/15/35 ..... 365 386,476
Series 2017A , RB , 5.00% , 06/15/35 ..... 200 206,565
Series 2026A , RB , 5.00% , 06/15/37
(c)
.... 600 725,159
Series 2022B , RB , 5.00% , 09/15/37 ..... 500 567,423
Series 2019B , RB , 3.00% , 06/15/38 ..... 385 376,754
Series 2016A , RB , 5.00% , 06/15/41 ..... 1,000 1,005,157
Series 2026A , RB , 5.00% , 06/15/41
(c)
.... 265 308,521
Series 2022A , RB , 4.00% , 06/15/42 ..... 1,000 1,022,654
Series 2018B , RB , 5.00% , 06/15/43 ..... 1,000 1,035,256
Series 2019A , RB , 5.00% , 08/15/44 ..... 500 525,865
Series 2020A , RB , 4.00% , 06/15/45 ..... 1,095 1,095,655
Series 2017A , RB , 5.00% , 06/15/46 ..... 835 847,022
Series 2024A , RB , 5.00% , 06/15/47 ..... 4,000 4,315,572
Series 2017E , RB , 5.00% , 06/15/47 ..... 3,500 3,545,824
Series 2022B , RB , 5.00% , 09/15/47 ..... 3,185 3,380,515
Series 2019A , RB , 5.00% , 02/15/49 ..... 1,200 1,245,821
Series 2019B , RB , 4.00% , 06/15/49 ..... 500 486,588
Series 2023B , RB , 5.00% , 06/15/53 ..... 2,500 2,631,952
New York State Thruway Authority
Series 2022A , RB , 5.00% , 03/15/26 ..... 150 150,158
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 65 65,068
Series 2026A , RB , 5.00% , 01/01/27 ..... 930 952,815
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 115 118,524
Series 2026A , RB , 5.00% , 01/01/28 ..... 2,465 2,597,528
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 2,570 2,790,850
Series 2019B , RB , 5.00% , 01/01/30 ..... 675 747,521
Series Q , RB , 5.00% , 01/01/31 ........ 2,000 2,274,911
Series Q , RB , 5.00% , 01/01/32 ........ 2,000 2,320,507
Series L , RB , 5.00% , 01/01/35 ......... 810 846,146
Series L , RB , 4.00% , 01/01/36 ......... 500 509,512
Series 2021A-1 , RB , 4.00% , 03/15/36 .... 4,450 4,620,631
Series 2026A , RB , 5.00% , 01/01/37 ..... 450 540,608
Series 2019B , RB , 4.00% , 01/01/38 ..... 1,500 1,536,214
Series 2026A , RB , 5.00% , 01/01/40 ..... 245 286,023
Series 2021A-1 , RB , 4.00% , 03/15/40 .... 1,500 1,519,329
Series 2019B , RB , 4.00% , 01/01/41 ..... 950 960,785
Series N , RB , 4.00% , 01/01/45 ......... 4,000 3,910,304
Series 2025A , RB , 5.00% , 03/15/47 ..... 1,000 1,066,620
Series 2021A-1 , RB , 3.00% , 03/15/48 .... 1,000 774,948
Series N , RB , 3.00% , 01/01/49 ......... 500 382,352
Series 2022A , RB , 4.00% , 03/15/49 ..... 2,000 1,901,076
Series 2019B , RB , 4.00% , 01/01/50 ..... 2,500 2,276,396
Series 2016A , RB , 4.00% , 01/01/51 ..... 585 525,062
Series 2022A , RB , 4.00% , 03/15/51 ..... 3,000 2,822,126
Series 2021A-1 , RB , 4.00% , 03/15/52 .... 2,775 2,603,939
Series 2022C , RB , 5.00% , 03/15/54 ..... 500 518,713
Series 2021A-1 , RB , 4.00% , 03/15/56 .... 3,000 2,777,020
Series 2022C , RB , 4.13% , 03/15/56 ..... 2,000 1,883,069

Schedule of Investments
(continued)
February 28, 2026
iShares
®
New York Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2021A-1 , RB , 4.00% , 03/15/59 .... USD 1,000 $ 912,946
Series 2025B , RB , 5.00% , 03/15/59 ..... 1,500 1,561,038
Onondaga Civic Development Corp.
Series 2025 , RB , 5.00% , 12/01/37 ...... 575 684,409
Series 2025 , RB , 5.50% , 12/01/56 ...... 3,000 3,297,372
Onondaga County Trust for Cultural Resources
Series 2019 , RB , 5.00% , 12/01/39 ...... 1,000 1,076,102
Series 2019 , RB , 5.00% , 12/01/40 ...... 500 535,921
Series 2019 , RB , 5.00% , 12/01/43 ...... 500 528,521
Series 2019 , RB , 4.00% , 12/01/47 ...... 1,000 956,687
Series 2019 , RB , 4.00% , 12/01/49 ...... 500 471,851
Onondaga County Water Authority, Series
2019A, RB, 3.00%, 09/15/44 ......... 1,000 854,771
Port Authority of New York & New Jersey
Series 243 , RB , 5.00% , 12/01/26 ....... 3,400 3,475,469
Series 248 , RB , 5.00% , 01/15/27 ....... 500 512,929
Series 248 , RB , 5.00% , 01/15/28 ....... 1,000 1,055,252
Series 85 , RB , 5.38% , 03/01/28 ........ 195 202,818
Series 230 , RB , 4.00% , 12/01/28 ....... 275 289,810
Series 222 , RB , 5.00% , 07/15/29 ....... 520 571,663
Series 230 , RB , 4.00% , 12/01/30 ....... 1,500 1,632,842
Series 212 , RB , 5.00% , 09/01/32 ....... 1,050 1,148,471
Series 250 , RB , 5.00% , 10/15/32 ....... 2,000 2,349,321
Series 222 , RB , 5.00% , 07/15/33 ....... 585 648,615
Series 244 , RB , 5.00% , 07/15/33 ....... 1,400 1,663,074
Series 213 , RB , 5.00% , 09/01/33 ....... 1,000 1,090,748
Series 20TH , RB , 5.00% , 11/15/33 ...... 1,020 1,066,436
Series 209 , RB , 5.00% , 07/15/35 ....... 500 530,234
Series 243 , RB , 5.00% , 12/01/36 ....... 2,000 2,338,331
Series 243 , RB , 5.00% , 12/01/38 ....... 3,700 4,261,626
Series 217 , RB , 4.00% , 11/01/39 ....... 3,220 3,286,064
Series 243 , RB , 5.00% , 12/01/39 ....... 1,300 1,486,505
Series 248 , RB , 5.00% , 01/15/40 ....... 1,000 1,161,517
Series 183 , RB , 4.00% , 12/15/40 ....... 400 400,067
Series 244 , RB , 5.00% , 07/15/41 ....... 1,860 2,117,985
Series 251 , RB , 5.00% , 08/15/41 ....... 300 349,477
Series 250 , RB , 5.00% , 10/15/41 ....... 1,000 1,160,150
Series 245 , RB , 5.00% , 09/01/42 ....... 1,000 1,128,813
Series 211 , RB , 4.00% , 09/01/43 ....... 750 751,730
Series 183 , RB , 4.00% , 06/15/44 ....... 250 249,375
Series 251 , RB , 5.00% , 08/15/44 ....... 500 559,869
Series 216 , RB , 4.00% , 09/01/45 ....... 1,000 981,161
Series 198 , RB , 5.00% , 11/15/46 ....... 1,000 1,008,620
Series 251 , RB , 5.00% , 08/15/47 ....... 2,000 2,170,227
Series 245 , RB , 5.00% , 09/01/49 ....... 2,000 2,126,022
Series 217 , RB , 4.00% , 11/01/49 ....... 555 525,817
Series 224 , RB , 4.00% , 07/15/51 ....... 1,500 1,416,507
Series 251 , RB , 5.00% , 08/15/51 ....... 570 605,283
Series 240 , RB , 5.00% , 07/15/53 ....... 1,145 1,197,071
Series 200 , RB , 5.00% , 04/15/57 ....... 500 505,065
Series 224 , RB , 4.00% , 07/15/61 ....... 1,500 1,375,003
Saratoga County Water Authority, Series 2016,
RB, 4.00%, 09/01/48 .............. 4,600 4,399,802
Schenectady County Capital Resource Corp.,
Series 2022, RB, 5.00%, 07/01/32 ...... 1,450 1,678,037
State of New York
Series 2019A , GO , 5.00% , 03/01/26 ..... 85 85,000
Series 2021A , GO , 5.00% , 03/15/27 ..... 500 516,104
Series 2023A , GO , 5.00% , 03/15/30 ..... 500 560,010
Series 2021A , GO , 5.00% , 03/15/31 ..... 500 572,423
Series 2023A , GO , 5.00% , 03/15/32 ..... 1,000 1,167,642
Series 2023A , GO , 5.00% , 03/15/33 ..... 500 593,453
Series 2023B , GO , 5.00% , 03/15/34 ..... 1,250 1,482,564
Series 2025A , GO , 5.00% , 03/15/34 ..... 2,000 2,409,233
Series 2021A , GO , 3.00% , 03/15/35 ..... 1,050 1,057,827
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023A , GO , 5.00% , 03/15/35 ..... USD 500 $ 589,387
Series 2023A , GO , 5.00% , 03/15/36 ..... 500 584,900
Series 2023A , GO , 5.00% , 03/15/38 ..... 500 576,007
Series 2023A , GO , 5.00% , 03/15/39 ..... 750 859,149
Series 2023A , GO , 5.00% , 03/15/41 ..... 500 564,669
Series 2025A , GO , 5.00% , 03/15/42 ..... 2,000 2,307,827
Suffolk County Water Authority
Series 2013 , RB , 3.00% , 06/01/28 ...... 1,305 1,305,663
Series 2015 , RB , 4.00% , 06/01/31 ...... 1,915 1,917,652
Series 2015 , RB , 3.00% , 06/01/32 ...... 200 200,093
Series 2015A , RB , 4.00% , 06/01/39 ..... 500 500,282
Series 2018A , RB , 4.00% , 06/01/41 ..... 3,485 3,529,705
Series 2020B , RB , 3.00% , 06/01/44 ..... 610 526,590
Series 2020B , RB , 3.00% , 06/01/45 ..... 1,230 1,035,195
Syracuse Industrial Development Agency
Series 2019A , RB , 5.00% , 05/01/31 ( SAW ) 500 515,803
Series 2019A , RB , 5.00% , 05/01/32 ( SAW ) 130 134,012
Series 2019A , RB , 4.00% , 05/01/33 ( SAW ) 505 513,600
Town of Brookhaven, Series 2015, GO,
5.00%, 05/01/27 ................. 600 601,351
Town of Hempstead
Series 2018A , GO , 5.00% , 06/15/26 ..... 50 50,437
Series 2018A , GO , 5.00% , 06/15/27 ..... 650 655,270
Series 2021 , GO , 5.00% , 06/15/28 ...... 1,000 1,069,582
Series 2025A , GO , 5.00% , 06/01/35 ..... 1,500 1,770,135
Series 2021 , GO , 2.13% , 06/15/37 ...... 2,000 1,748,907
Series 2025A , GO , 4.00% , 06/01/40 ..... 1,000 1,052,093
Town of Oyster Bay
Series 2021 , GO , 4.00% , 03/01/26 ...... 1,390 1,390,000
Series 2021A , GO , 2.00% , 03/01/33 ..... 2,000 1,842,026
Triborough Bridge & Tunnel Authority
Series 2021A-2 , RB , VRDN,
2.00% , 05/15/26
(a)
............... 190 189,853
Series 2022B , RB , 4.00% , 05/15/26 ..... 515 517,009
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 1,480 1,510,794
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 180 187,578
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 765 797,205
Series 2025A , RB , 5.00% , 02/01/28 ..... 5,000 5,274,147
Series 2021A-2 , RB , VRDN,
2.00% , 05/15/28
(a)
............... 835 812,580
Series 2022B , RB , 5.00% , 05/15/28 ..... 1,420 1,511,712
Series B , RB , 5.00% , 11/15/28 ......... 275 296,778
Series 2016A , RB , 5.00% , 11/15/29 ..... 2,275 2,285,473
Series 2023A , RB , 5.00% , 11/15/29 ..... 1,000 1,107,170
Series 2013A , RB , 0.00% , 11/15/30
(b)
.... 225 198,155
Series B , RB , 5.00% , 11/15/30 ......... 1,580 1,634,402
Series 2023C , RB , 5.00% , 11/15/30 ..... 1,000 1,131,536
Series 2025A , RB , 5.00% , 12/01/30 ..... 250 283,119
Series 2024B-2 , RB , 5.00% , 05/15/31 .... 1,000 1,137,453
Series 2013A , RB , 0.00% , 11/15/31
(b)
.... 390 332,852
Series 2023A , RB , 4.00% , 11/15/31 ..... 625 686,418
Series 2025A-2 , RB , 5.00% , 11/15/31 .... 2,750 3,170,226
Series B , RB , 5.00% , 11/15/31 ......... 1,000 1,034,215
Series 2012B , RB , 0.00% , 11/15/32
(b)
.... 1,740 1,444,115
Series 2013A , RB , 0.00% , 11/15/32
(b)
.... 200 164,897
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/32 ................ 1,000 1,171,458
Series 2024C , RB , 5.00% , 11/15/34 ..... 1,510 1,821,968
Series 2016A , RB , 3.00% , 11/15/35 ..... 430 430,184
Series B , RB , 5.00% , 11/15/35 ......... 325 335,188
Series 2024C , RB , 5.00% , 11/15/35 ..... 3,000 3,593,905
Series B , RB , 5.00% , 11/15/37 ......... 1,685 1,734,834
Series 2024C , RB , 5.00% , 11/15/38 ..... 1,000 1,164,281
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/38 ................ 1,500 1,728,043

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
New York Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
New York (continued)
Series B , RB , 5.00% , 11/15/38 ......... USD 4,250 $ 4,368,615
Series 2023C , RB , 5.00% , 11/15/38 ..... 1,000 1,148,348
Series 2023C , RB , 5.25% , 11/15/42 ..... 1,000 1,126,852
Series 2019A , RB , 5.00% , 11/15/43 ..... 665 694,004
Series 2018A , RB , 5.00% , 11/15/43 ..... 500 517,862
Series 2025A-1 , RB , 5.00% , 11/15/43 .... 1,000 1,114,550
Series 2025A , RB , 5.00% , 12/01/44 ..... 1,930 2,108,143
Series 2021C-1A , RB , 4.00% , 05/15/46 ... 1,160 1,130,273
Series 2016A , RB , 5.00% , 11/15/46 ..... 1,375 1,377,467
Series 2025A , RB , 5.00% , 12/01/46 ..... 250 266,709
Series 2020A , RB , 5.00% , 11/15/49 ..... 2,500 2,606,768
Series 2025A , RB , 5.00% , 12/01/50 ..... 1,500 1,571,627
Series 2022A , RB , 4.00% , 05/15/51 ..... 1,000 925,517
Series 2022A , RB , 5.00% , 05/15/52 ..... 750 837,082
Series 2024A , RB , 5.00% , 05/15/54 ..... 3,000 3,121,516
Series 2024B-1 , RB , 5.25% , 05/15/54 .... 5,470 5,799,170
Series 2024A, Sub-Series A-1 , RB ,
4.00% , 11/15/54 ................ 765 693,614
Series 2020A , RB , 4.00% , 11/15/54 ..... 2,450 2,221,378
Series 2021A , RB , 5.00% , 11/15/56 ..... 500 515,167
Triborough Bridge & Tunnel Authority Sales Tax
Series 2023A , RB , 4.00% , 05/15/48 ..... 3,000 2,834,069
Series 2024A-1 , RB , 5.00% , 05/15/49 .... 2,770 2,904,606
Series 2024A, Sub-Series A-1 , RB ,
5.25% , 05/15/59 ................ 2,000 2,105,874
Series 2024A-1 , RB , 5.25% , 05/15/64 .... 3,500 3,675,469
Trust for Cultural Resources of The City of New
York (The)
Series 2018A , RB , 5.00% , 01/01/34 ..... 1,000 1,075,683
Series 2018A , RB , 5.00% , 01/01/37 ..... 500 533,978
Series 2018A , RB , 5.00% , 01/01/38 ..... 500 532,673
United Nations Development Corp., Series
2019A, RB, 5.00%, 07/01/26 ......... 125 126,136
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 06/15/28 ..... 1,640 1,652,198
Series 2022TE-1 , RB , 5.00% , 06/15/28 ... 750 756,273
Series 2023TE-1 , RB , 5.00% , 06/15/28 ... 1,000 1,007,438
Series 2016A , RB , 5.00% , 12/15/28 ..... 790 795,899
Series 2022TE-1 , RB , 5.00% , 12/15/29 ... 180 196,416
Series 2025TE-2 , RB , 5.00% , 12/15/30 ... 945 1,019,212
Series 2023TE-1 , RB , 5.00% , 12/15/31 ... 1,000 1,105,954
Series 2025TE-2 , RB , 5.00% , 12/15/33 ... 500 575,869
Security
Par (000)
Par (000) Value
New York (continued)
Series 2022TE-1 , RB , 5.00% , 12/15/34 ... USD 1,000 $ 1,168,370
Series 2025TE-2 , RB , 5.00% , 06/15/36 ... 800 957,923
Series 2022TE-1 , RB , 5.00% , 12/15/38 ... 1,425 1,625,797
Series 2025TE-2 , RB , 5.00% , 12/15/38 ... 3,000 3,583,552
Series 2022TE-1 , RB , 5.00% , 12/15/39 ... 1,900 2,149,981
Series 2023TE-1 , RB , 5.00% , 12/15/39 ... 1,000 1,159,801
Series 2025TE-2 , RB , 5.00% , 12/15/39 ... 3,330 3,945,961
Series 2025TE-2 , RB , 5.00% , 12/15/40 ... 1,000 1,176,639
Series 2023TE-1 , RB , 5.00% , 12/15/41 ... 5,250 6,038,309
Series 2025TE-2 , RB , 5.00% , 12/15/41 ... 500 585,876
Series 2023TE-2 , RB , 5.00% , 12/15/45 ... 1,000 1,093,186
Series 2025TE-1 , RB , 5.00% , 12/15/47 ... 1,000 1,085,596
Series 2023TE-2 , RB , 5.00% , 12/15/50 ... 1,000 1,061,593
Series 2023TE-2 , RB , 5.00% , 06/15/53 ... 1,000 1,055,716
Western Nassau County Water Authority
Series 2021A , RB , 4.00% , 04/01/46 ..... 1,145 1,094,220
Series 2021A , RB , 4.00% , 04/01/51 ..... 1,255 1,150,333
1,218,295,885
Total Long-Term Investments — 98 .9%
(Cost: $ 1,210,444,005 ) ............................ 1,218,295,885
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.72%
(d) (e)
......... 229,660 229,683
Total Short-Term Securities — 0.0%
(Cost: $ 229,681 ) ................................. 229,683
Total Investments — 98 .9%
(Cost: $ 1,210,673,686 ) ............................ 1,218,525,568
Other Assets Less Liabilities — 1.1% .................... 13,795,817
Net Assets — 100.0% ...............................
$ 1,232,321,385
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 12,979 $ 216,704
(a)
$ — $ (2) $ 2 $ 229,683 229,660 $ 22,275 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(continued)
February 28, 2026
iShares
®
New York Muni Bond ETF
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 1,218,295,885 $ — $ 1,218,295,885
Short-Term Securities
Money Market Funds ...................................... 229,683 — — 229,683
$ 229,683 $ 1,218,295,885 $ — $ 1,218,525,568

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.9%
Alabama Corrections Institution Finance
Authority, Series 2022A, RB, 5.00%, 07/01/30 USD 4,800 $ 5,316,743
Alabama Federal Aid Highway Finance Authority
Series 2025A , RB , 5.00% , 09/01/28 ..... 1,000 1,070,666
Series 2025A , RB , 5.00% , 09/01/29 ..... 4,000 4,391,226
Series 2025B , RB , 5.00% , 09/01/29 ..... 1,180 1,295,412
Series 2025B , RB , 5.00% , 09/01/30 ..... 1,000 1,123,103
Series A , RB , 5.00% , 09/01/33 ......... 1,250 1,303,015
Series A , RB , 5.00% , 09/01/34 ......... 1,250 1,303,015
Series 2016A , RB , 5.00% , 09/01/36 ..... 15,040 15,252,258
Series A , RB , 5.00% , 09/01/36 ......... 6,840 7,130,099
Alabama Highway Authority
Series 2025 , RB , 5.00% , 09/01/26 ...... 700 709,924
Series 2025 , RB , 5.00% , 09/01/27 ...... 700 729,509
Series 2025 , RB , 5.00% , 09/01/30 ...... 2,625 2,945,629
Alabama Public School & College Authority
Series 2020A , RB , 5.00% , 11/01/26 ..... 1,195 1,216,726
Series 2014B , RB , 5.00% , 01/01/27 ..... 440 441,619
Series 2020A , RB , 5.00% , 11/01/27 ..... 12,025 12,581,126
Series 2020A , RB , 5.00% , 11/01/29 ..... 210 230,914
Auburn University
Series 2016A , RB , 5.00% , 06/01/29 ..... 1,910 1,922,169
Series 2025-B , RB , 5.00% , 06/01/29 ..... 2,000 2,176,375
Series 2025-B , RB , 5.00% , 06/01/30 ..... 2,750 3,058,981
County of Jefferson
Series 2024 , RB , 5.00% , 10/01/26 ...... 1,820 1,847,549
Series 2024 , RB , 5.00% , 10/01/28 ...... 1,000 1,063,069
Tuscaloosa County Board of Education, Series
2017, 4.00%, 02/01/47 ............. 5,015 5,100,145
University of Alabama (The), Series 2019A, RB,
5.00%, 07/01/30 ................. 190 207,201
University of South Alabama, Series 2024-C, RB,
5.00%, 04/01/26 ................. 1,355 1,357,865
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 4,055 4,150,645
Series 2016B , RB , 5.00% , 01/01/32 ..... 6,945 7,108,812
Series 2016B , RB , 5.00% , 01/01/43 ..... 9,890 10,123,275
95,157,070
Alaska — 0.2%
Alaska Municipal Bond Bank Authority, Series
2025, RB, 5.00%, 10/01/27 .......... 370 385,682
Borough of North Slope
Series 2025 , GO , 5.00% , 06/30/26 ...... 335 338,062
Series 2022A , GO , 5.00% , 06/30/28 ..... 155 164,930
Series 2025 , GO , 5.00% , 06/30/28 ...... 10,200 10,851,035
Series 2025 , GO , 5.00% , 06/30/30 ...... 5,175 5,761,316
State of Alaska
Series 2024B , GO , 5.00% , 08/01/27 ..... 1,000 1,040,106
Series 2024B , GO , 5.00% , 08/01/28 ..... 1,725 1,841,205
Series 2024B , GO , 5.00% , 08/01/29 ..... 1,000 1,094,190
Series 2025A , GO , 5.00% , 08/01/29 ..... 1,700 1,860,123
Series 2025A , GO , 5.00% , 08/01/30 ..... 1,785 1,997,145
25,333,794
Arizona — 1.3%
Arizona Board of Regents
Series 2016 , RB , 5.00% , 06/01/26 ...... 15 15,102
Series 2025A , RB , 5.00% , 07/01/26 ..... 1,955 1,973,701
Series 2016 , RB , 5.00% , 06/01/27 ...... 260 261,756
Series 2026A , RB , 5.00% , 06/01/27
(a)
.... 1,040 1,076,005
Series 2021C , RB , 5.00% , 07/01/30 ..... 1,015 1,133,670
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2024B , RB , 5.00% , 07/01/30 ..... USD 1,355 $ 1,513,422
Series 2026A , RB , 5.00% , 07/01/30
(a)
.... 1,000 1,114,334
Series 2026A , RB , 5.00% , 06/01/31
(a)
.... 1,500 1,700,373
Series 2026A , RB , 5.00% , 07/01/31
(a)
.... 1,500 1,706,003
Arizona Department of Transportation State
Highway Fund
Series 2016 , RB , 5.00% , 07/01/27 ...... 1,480 1,494,027
Series 2016 , RB , 5.00% , 07/01/29 ...... 250 252,426
Arizona Transportation Board, Series 2016, RB,
5.00%, 07/01/26 ................. 180 181,740
Arizona Water Infrastructure Finance Authority
Series 2024 , RB , 5.00% , 10/01/26 ...... 3,500 3,557,917
Series 2024 , RB , 5.00% , 10/01/27 ...... 2,000 2,089,860
City of Chandler, Series 2026, RB,
5.00%, 07/01/30 ................. 7,100 7,951,651
City of Glendale, Series 2024, RB,
5.00%, 07/01/29 ................. 3,325 3,635,365
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. 335 338,058
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/26 ...... 2,030 2,050,137
Series B , RB , 4.00% , 07/01/28 ......... 6,000 6,134,166
Series 2023 , RB , 5.00% , 07/01/28 ...... 2,285 2,436,394
Series 2024 , RB , 5.00% , 07/01/29 ...... 5,625 6,148,154
Series 2017D , RB , 5.00% , 07/01/30 ..... 11,885 12,319,466
Series 2025 , RB , 5.00% , 07/01/30 ...... 2,500 2,796,576
Series 2025C , RB , 5.00% , 07/01/30 ..... 11,625 13,004,080
City of Tempe, Series 2025, GO,
5.00%, 07/01/26 ................. 4,215 4,253,291
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/28 ................. 1,875 1,996,580
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/27 180 186,688
Maricopa County Union High School District No.
210-Phoenix
Series 2024A , GO , 5.00% , 07/01/27 ..... 6,000 6,230,974
Series 2025B , GO , 5.00% , 07/01/27 ..... 1,105 1,147,538
Series 2025B , GO , 5.00% , 07/01/29 ..... 1,900 2,077,352
Series 2025B , GO , 5.00% , 07/01/30 ..... 1,555 1,740,154
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/27 ..... 145 148,442
Series 2021A , RB , 5.00% , 01/01/27 ..... 13,995 14,327,206
Series 2017A , RB , 5.00% , 01/01/28 ..... 2,090 2,199,466
Series 2016A , RB , 5.00% , 01/01/29 ..... 4,645 4,758,010
Series 2021A , RB , 5.00% , 01/01/29 ..... 5,560 6,005,467
Series 2017A , RB , 5.00% , 01/01/30 ..... 1,420 1,494,375
Series 2022A , RB , 5.00% , 01/01/30 ..... 545 603,087
Series 2024A , RB , 5.00% , 01/01/30 ..... 5,395 5,970,011
Series 2025B , RB , 5.00% , 01/01/30 ..... 4,950 5,477,582
Series 2017A , RB , 5.00% , 01/01/31 ..... 1,285 1,351,494
Series 2022A , RB , 5.00% , 01/01/31 ..... 665 751,106
Scottsdale Municipal Property Corp.
Series 2006 , RB , 5.00% , 07/01/30 ...... 4,920 5,300,148
Series 2017 , RB , 5.00% , 07/01/36 ...... 2,000 2,075,435
Western Maricopa Education Center District No.
402
(a)
Series 2026A , GO , 5.00% , 07/01/30 ..... 1,000 1,111,753
Series 2026A , GO , 5.00% , 07/01/31 ..... 1,150 1,303,852
145,394,394
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 04/01/26 ................. 360 360,755

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California — 12.4%
Anaheim City School District, Series 2007, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... USD 500 $ 494,942
Anaheim Housing & Public Improvements
Authority, Series 2024-A, RB, VRDN, (Bank of
America NA LOC), 1.10%, 03/03/26
(c)
.... 6,400 6,400,000
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(c)
................ 5,770 5,957,590
Bay Area Toll Authority
Series 2018A , RB , VRDN, 2.63% , 04/01/26
(c)
2,765 2,764,866
Series 2024S-11 , RB , 5.00% , 04/01/28 ... 2,000 2,134,631
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 10,260 10,606,345
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/29
(b)
............. 2,195 2,047,655
California Infrastructure & Economic
Development Bank
Series 2023 , RB , 5.00% , 10/01/26 ...... 5,005 5,103,730
Series 2016 , RB , 5.00% , 10/01/29 ...... 1,630 1,633,932
California State Public Works Board
Series 2021B , RB , 5.00% , 05/01/26 ..... 1,040 1,045,068
Series F , RB , 5.00% , 05/01/26 ......... 290 291,125
Series B , RB , 5.00% , 10/01/26 ......... 145 147,528
Series 2023D , RB , 5.00% , 11/01/26 ..... 670 683,358
Series 2021A , RB , 5.00% , 02/01/27 ..... 15,820 16,255,156
Series 2022D , RB , 5.00% , 05/01/27 ..... 7,845 8,119,475
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,450 2,553,957
Series 2023C , RB , 5.00% , 09/01/27 ..... 5,000 5,224,598
Series B , RB , 5.00% , 10/01/27 ......... 1,115 1,167,820
Series 2021A , RB , 5.00% , 02/01/28 ..... 4,305 4,551,292
Series F , RB , 5.00% , 05/01/28 ......... 1,725 1,731,618
Series 2022B , RB , 5.00% , 06/01/28 ..... 9,590 10,234,967
Series 2024C , RB , 5.00% , 09/01/28 ..... 7,500 8,059,611
Series 2016C , RB , 5.00% , 11/01/28 ..... 14,950 15,252,276
Series 2016D , RB , 4.00% , 04/01/30 ..... 7,000 7,064,366
Series 2025C , RB , 5.00% , 11/01/30 ..... 3,390 3,842,576
California State University
Series 2016B-1 , RB , VRDN,
1.60% , 11/01/26
(c)
............... 650 645,630
Series 2016A , RB , 5.00% , 11/01/26 ..... 345 346,774
Series 2025A , RB , 5.00% , 11/01/27 ..... 2,500 2,634,951
Series 2024A , RB , 5.00% , 11/01/28 ..... 2,000 2,171,647
Series 2025A , RB , 5.00% , 11/01/28 ..... 2,000 2,171,647
Series 2024A , RB , 5.00% , 11/01/29 ..... 1,125 1,256,413
Series 2017A , RB , 5.00% , 11/01/30 ..... 8,400 8,692,803
Chico Unified School District, Series A, GO,
5.00%, 08/01/27 ................. 1,540 1,607,371
Chino Valley Unified School District, Series
2017, GO, 3.00%, 08/01/30 .......... 2,010 2,032,749
City of Fairfield, Series 2007A, COP,
0.00%, 04/01/30
(b)
................ 1,600 1,449,180
City of Los Angeles, RB, 5.00%, 06/25/26 ... 13,635 13,753,470
City of Los Angeles Department of Airports
Series 2025C , RB , 5.00% , 05/15/26 ..... 1,755 1,765,943
Series 2025D , RB , 5.00% , 05/15/29 ..... 2,195 2,423,492
Series 2025E , RB , 5.00% , 05/15/29 ..... 4,020 4,438,468
Series 2025D , RB , 5.00% , 05/15/30 ..... 2,405 2,728,808
City of Los Angeles Wastewater System
Series 2018B , RB , 5.00% , 06/01/26 ..... 690 695,193
Series 2025C , RB , 5.00% , 06/01/27 ..... 10,000 10,403,950
Series 2022C , RB , 5.00% , 06/01/30 ..... 105 119,027
Series A , RB , 5.00% , 06/01/30 ......... 1,525 1,584,995
City of San Francisco
Series A , RB , 5.00% , 11/01/26 ......... 4,655 4,752,239
Series 2023C , RB , 5.00% , 11/01/28 ..... 2,025 2,201,005
Security
Par (000)
Par (000) Value
California (continued)
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/29 ................ USD 7,500 $ 8,387,431
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/29 ................ 6,100 6,821,777
Series D , RB , 5.00% , 11/01/29 ......... 2,495 2,625,765
City of Santa Rosa
(b)
Series 2002B , RB , 0.00% , 09/01/29 ( AMBAC ) 10,115 9,319,552
Series 2002B , RB , 0.00% , 09/01/30 ( AMBAC ) 13,440 12,080,396
Clovis Unified School District
(b)
Series B , GO , 0.00% , 08/01/29 ( NPFGC ) .. 2,600 2,397,783
Series B , GO , 0.00% , 08/01/30 ( NPFGC ) .. 4,000 3,598,528
Coast Community College District
(b)
Series 2006B , GO , 0.00% , 08/01/26 ..... 1,205 1,194,130
Series 2006B , GO , 0.00% , 08/01/30 ..... 1,000 902,777
Contra Costa Transportation Authority Sales Tax
Series 2018B , RB , 5.00% , 03/01/26 ..... 3,290 3,290,000
Series 2018B , RB , 5.00% , 03/01/30 ..... 1,865 1,922,745
East Bay Municipal Utility District Water System
Series 2025B , RB , 5.00% , 06/01/29 ..... 4,000 4,417,528
Series 2025B , RB , 5.00% , 06/01/30 ..... 4,500 5,115,017
East County Advanced Water Purification Joint
Powers Authority, RB, 3.13%, 09/01/26 ... 20,000 20,027,240
East Side Union High School District
Series D , GO , 5.00% , 08/01/28 ........ 1,200 1,291,131
Series 2024A , GO , 5.00% , 08/01/29 ..... 2,860 3,169,240
Series B , GO , 3.00% , 08/01/30 ........ 2,000 2,021,799
El Camino Community College District
Fountation (The)
(b)
Series 2012C , GO , 0.00% , 08/01/26 ..... 4,875 4,829,836
Series 2012C , GO , 0.00% , 08/01/27 ..... 8,365 8,100,711
El Camino Healthcare District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(b)
.......... 3,000 2,830,936
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/29
(b)
............. 2,240 2,069,270
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/26
( NPFGC )
(b)
.................... 1,220 1,209,640
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC )
(b)
.................... 1,250 1,213,728
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC )
(b)
.................... 4,000 3,883,929
Series 2015 , GO , 5.00% , 08/01/28 ...... 1,000 1,001,391
Series 2003B , GO , 0.00% , 08/01/30
( NPFGC )
(b)
.................... 1,000 907,914
Foothill-Eastern Transportation Corridor Agency,
Series 2013A, RB, 6.13%, 01/15/28 ..... 5,050 5,429,769
Grossmont Union High School District, Series
2008, GO, 0.00%, 08/01/30
(b)
......... 4,900 4,394,762
Las Virgenes Unified School District, Series
2002D, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 13,870 13,409,422
Long Beach Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 40 40,498
Los Angeles Community College District
Series D , GO , 5.00% , 08/01/27 ........ 10,005 10,464,204
Series J , GO , 4.00% , 08/01/29 ......... 1,000 1,028,007
Series 2024 , GO , 5.00% , 08/01/29 ...... 3,660 4,067,840
Series D , GO , 5.00% , 08/01/30 ........ 125 142,766
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021A , RB , 5.00% , 06/01/26 ..... 1,190 1,199,703
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,275 1,288,928
Series 2016A , RB , 5.00% , 06/01/27 ..... 65 65,492
Series 2021A , RB , 5.00% , 06/01/27 ..... 80 83,313
Series 2016A , RB , 5.00% , 07/01/27 ..... 10 10,101
Series 2019A , RB , 5.00% , 07/01/27 ..... 600 626,493

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2023A , RB , 5.00% , 07/01/28 ..... USD 2,470 $ 2,659,428
Series 2016A , RB , 5.00% , 06/01/29 ..... 2,530 2,549,284
Series 2021-A , RB , 5.00% , 07/01/30 ..... 445 506,491
Los Angeles County Public Works Financing
Authority, Series 2022G, RB, 5.00%, 12/01/30 130 149,073
Los Angeles Department of Water & Power
Series 2021C , RB , 3.00% , 07/01/26 ..... 3,080 3,083,771
Series 2021C , RB , 4.00% , 07/01/26 ..... 2,605 2,616,303
Series 2020A , RB , 5.00% , 07/01/26 ..... 205 206,951
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,920 4,953,378
Series 2020A , RB , 5.00% , 07/01/27 ..... 2,150 2,230,459
Series 2025D , RB , 5.00% , 07/01/27 ..... 1,840 1,908,858
Series 2022A , RB , 5.00% , 07/01/27 ..... 105 108,929
Series 2022E , RB , 5.00% , 07/01/27 ..... 3,500 3,630,980
Series 2024C , RB , 5.00% , 07/01/27 ..... 6,930 7,189,340
Series 2023A , RB , 5.00% , 07/01/28 ..... 1,535 1,629,989
Series 2020A , RB , 5.00% , 07/01/28 ..... 4,750 5,043,940
Series 2025D , RB , 5.00% , 07/01/28 ..... 1,500 1,592,823
Series 2025A , RB , 5.00% , 07/01/28 ..... 855 896,784
Series 2018A , RB , 5.00% , 07/01/29 ..... 1,390 1,456,866
Series 2023A , RB , 5.00% , 07/01/29 ..... 4,205 4,571,176
Series 2020A , RB , 5.00% , 07/01/29 ..... 12,860 13,979,863
Series 2024E , RB , 5.00% , 07/01/30 ..... 4,000 4,443,684
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,110,921
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,500 1,666,382
Series 2025C , RB , 5.00% , 07/01/30 ..... 10,000 10,986,630
Series 2024C , RB , 5.00% , 07/01/30 ..... 3,995 4,438,129
Series 2025D , RB , 5.00% , 07/01/30 ..... 1,950 2,166,296
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/26 ..... 1,235 1,241,280
Series 2020B , RB , 4.00% , 07/01/27 ..... 180 184,269
Series 2022B , RB , 5.00% , 07/01/27 ..... 160 165,880
Series 2025C , RB , 5.00% , 07/01/27 ..... 1,075 1,114,509
Series 2023A , RB , 5.00% , 07/01/28 ..... 9,710 10,310,875
Series 2018A , RB , 5.00% , 07/01/29 ..... 6,030 6,320,073
Series 2023A , RB , 5.00% , 07/01/29 ..... 3,135 3,407,999
Series 2025A , RB , 5.00% , 01/01/30 ..... 6,385 6,939,747
Series 2025C , RB , 5.00% , 07/01/30 ..... 6,400 7,109,894
Los Angeles Unified School District
Series 2016A , GO , 5.00% , 07/01/26 ..... 4,000 4,009,878
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 400 404,397
Series 2020A , GO , 5.00% , 07/01/26 ..... 250 252,748
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 105 106,154
Series 2020C , GO , 5.00% , 07/01/26 ..... 2,910 2,941,985
Series 2017A , GO , 5.00% , 07/01/26 ..... 4,990 5,044,847
Series 2019A , GO , 5.00% , 07/01/27 ..... 270 281,849
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,160 1,210,905
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,310 1,324,103
Series 2022QRR , GO , 5.00% , 07/01/27 ... 2,405 2,510,541
Series 2025A , GO , 5.00% , 07/01/27 ..... 10,245 10,694,590
Series 2020A , GO , 5.00% , 07/01/28 ..... 2,135 2,293,344
Series 2025A , GO , 5.00% , 07/01/28 ..... 7,590 8,152,918
Series 2020C , GO , 5.00% , 07/01/28 ..... 920 988,233
Series 2024A , GO , 5.00% , 07/01/28 ..... 8,870 9,527,851
Series 2024A , GO , 5.00% , 07/01/29 ..... 6,935 7,663,441
Series 2025A , GO , 5.00% , 07/01/29 ..... 10,000 11,050,383
Series 2016B , GO , 5.00% , 07/01/30 ..... 10,975 11,084,026
Marin Community College District, Series A, GO,
5.00%, 08/01/41 ................. 7,500 7,597,232
Metropolitan Water District of Southern California
Series 2022B , RB , 3.00% , 07/01/26 ..... 3,000 3,009,623
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,180 1,192,891
Series 2022B , RB , 3.00% , 07/01/27 ..... 250 253,328
Series 2011C , RB , 5.00% , 10/01/27 ..... 265 279,008
Security
Par (000)
Par (000) Value
California (continued)
Series 2022A , RB , 5.00% , 10/01/27 ..... USD 1,075 $ 1,131,823
Series 2022B , RB , 3.00% , 07/01/28 ..... 3,000 3,069,177
Series 2024A , RB , 5.00% , 04/01/31 ..... 5,000 5,801,377
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/26 ..... 1,000 1,020,286
Series 2016B , RB , 5.00% , 11/01/29 ..... 2,065 2,102,029
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/27
(NPFGC)
(b)
.................... 3,000 2,915,802
Northern California Transmission Agency, Series
2016A, RB, 5.00%, 05/01/29 ......... 1,775 1,783,184
Oakland Unified School District
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,125 2,151,733
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,785 1,806,410
Orange County Sanitation District
Series 2017A , RB , 5.00% , 02/01/27 ..... 3,225 3,323,301
Series 2021A , RB , 5.00% , 02/01/30 ..... 110 123,997
Palo Alto Unified School District, Series 2025,
GO, 5.00%, 08/01/30 .............. 175 199,280
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(b)
................ 5,000 4,844,315
Rancho Santiago Community College District
(b)
Series C , GO , 0.00% , 09/01/27 ........ 2,715 2,619,798
Series C , GO , 0.00% , 09/01/29 ........ 2,800 2,569,132
Riverside County Infrastructure Financing
Authority, Series 2021A, RB, 5.00%, 11/01/26 1,245 1,270,256
Riverside County Public Financing Authority,
Series 2025A, 5.00%, 10/01/30 (BAM) ... 3,200 3,623,852
Riverside County Transportation
Commission Sales Tax, Series 2017B, RB,
5.00%, 06/01/30 ................. 5,310 5,603,992
Sacramento City Unified School District, Series
2007, GO, 0.00%, 07/01/28
(b)
......... 1,725 1,637,231
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/26 ..... 650 659,639
Series 2022J , RB , 5.00% , 08/15/27 ..... 1,310 1,372,351
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/29 ................. 1,660 1,727,052
San Diego Community College District
Series 2016 , GO , 4.00% , 08/01/32 ...... 6,860 6,920,801
Series 2016 , GO , 4.00% , 08/01/41 ...... 13,060 13,175,752
Series 2016 , GO , 5.00% , 08/01/41 ...... 13,000 13,168,536
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/28 ..... 555 593,185
Series 2026A , RB , 5.00% , 04/01/30 ..... 2,000 2,262,826
Series 2026A , RB , 5.00% , 04/01/31 ..... 1,500 1,739,620
San Diego Public Facilities Financing Authority
Series 2016B , RB , 5.00% , 08/01/30 ..... 5,130 5,193,235
Series 2020A , RB , 5.00% , 08/01/30 ..... 280 319,488
Series 2025A , RB , 5.00% , 10/15/30 ..... 1,500 1,718,857
San Diego Unified School District
Series C-2 , GO , 5.50% , 07/01/26 ....... 1,250 1,265,830
Series 2009-1 , GO , 0.00% , 07/01/28
(b)
... 1,235 1,168,586
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/26 ..... 1,205 1,210,804
Series 2016A , RB , 5.00% , 05/01/28 ..... 605 608,235
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 4,865 4,882,876
Series 2022B , RB , 5.00% , 10/01/26 ..... 3,000 3,054,817
Series 2022B , RB , 5.00% , 10/01/27 ..... 3,850 4,047,932
Series 2023A , RB , 5.00% , 10/01/27 ..... 3,000 3,154,233

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2023C , RB , VRDN, 4.00% , 10/01/29
(c)
USD 6,625 $ 7,005,735
San Francisco Community College District
Series 2025 , GO , 5.00% , 06/15/26 ...... 11,125 11,221,365
Series 2025 , GO , 5.00% , 06/15/28 ...... 7,160 7,670,204
Series 2025 , GO , 5.00% , 06/15/29 ...... 6,075 6,691,606
San Francisco Unified School District, Series A,
GO, 5.00%, 06/15/27 .............. 5,500 5,710,426
San Joaquin Hills Transportation Corridor
Agency, Series 1997A, RB, 0.00%, 01/15/27
(NPFGC)
(b)
.................... 1,120 1,094,593
San Jose Financing Authority, Series 2022B, RB,
5.00%, 11/01/30 ................. 300 343,855
San Jose Unified School District, Series C, GO,
0.00%, 08/01/27 (NPFGC)
(b)
.......... 5,000 4,850,838
San Juan Unified School District, Series 2001,
GO, 0.00%, 08/01/26
(b)
............. 11,215 11,110,644
San Mateo County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 1,000 968,083
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 800 739,640
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 1,200 1,225,261
Santa Monica Community College District
(b)
Series 2009C , GO , 0.00% , 08/01/26 ..... 10,525 10,429,204
Series 2010E , GO , 0.00% , 08/01/26 ..... 500 495,408
Series 2009C , GO , 0.00% , 08/01/28 ..... 1,000 946,351
Simi Valley Unified School District, Series 2017,
GO, 5.00%, 08/01/26 .............. 1,635 1,655,910
Southern California Public Power Authority
Series 2025B , RB , VRDN, 3.70% , 07/01/27
(c)
2,500 2,514,409
Series 2019-1 , RB , 5.00% , 07/01/27 ..... 1,500 1,557,341
Series 2021-1 , RB , 5.00% , 07/01/27 ..... 1,610 1,671,546
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 2,385 2,476,172
Series 2019-1 , RB , 5.00% , 07/01/28 ..... 2,935 3,116,624
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 1,005 1,067,192
Series 2024A , RB , 5.00% , 07/01/28 ..... 1,875 1,991,029
Series 2019-1 , RB , 5.00% , 07/01/29 ..... 3,045 3,310,162
Series 2025-2 , RB , VRDN, 5.00% , 07/01/29
(c)
2,500 2,657,578
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 1,195 1,327,551
Series 2024A , RB , 5.00% , 07/01/30 ..... 4,645 5,160,228
Southwestern Community College District
(b)
Series 2004 , GO , 0.00% , 08/01/27 ( NPFGC ) 1,795 1,738,045
Series 2004 , GO , 0.00% , 08/01/29 ( NPFGC ) 4,430 4,086,831
State of California
GO , 3.00% , 03/01/26 ............... 800 800,000
GO , 5.00% , 04/01/26 ............... 15,705 15,742,389
GO , 3.88% , 08/01/26 ............... 5,000 5,036,273
GO , 4.00% , 08/01/26 ............... 285 287,355
GO , 5.00% , 08/01/26 ............... 9,265 9,379,457
Series C , GO , 5.00% , 08/01/26 ........ 160 161,978
Series 2016 , GO , 5.00% , 08/01/26 ...... 355 359,389
GO , 4.00% , 09/01/26 ............... 240 242,393
GO , 5.00% , 09/01/26 ............... 12,885 13,076,883
Series C , GO , 5.00% , 09/01/26 ........ 5 5,012
GO , 4.00% , 10/01/26 ............... 9,185 9,291,931
GO , 5.00% , 10/01/26 ............... 1,985 2,019,505
GO , 4.00% , 11/01/26 ............... 9,755 9,884,866
GO , 5.00% , 11/01/26 ............... 3,395 3,462,462
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,885 2,942,328
GO , 5.00% , 12/01/26 ............... 4,780 4,886,965
GO , 5.00% , 04/01/27 ............... 13,870 14,323,976
GO , 3.50% , 08/01/27 ............... 1,740 1,774,429
Series 2016 , GO , 5.00% , 08/01/27 ...... 7,505 7,597,101
Series C , GO , 5.00% , 08/01/27 ........ 175 182,576
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 08/01/27 ............... USD 9,100 $ 9,473,777
GO , 4.00% , 09/01/27 ............... 5,580 5,753,721
GO , 5.00% , 09/01/27 ............... 4,530 4,635,080
GO , 4.00% , 10/01/27 ............... 1,225 1,265,221
GO , 5.00% , 10/01/27 ............... 2,465 2,573,569
GO , 5.00% , 11/01/27 ............... 33,920 35,644,418
GO , 5.00% , 04/01/28 ............... 14,695 15,611,430
GO , 5.00% , 08/01/28 ............... 9,515 9,726,599
Series B , GO , 5.00% , 08/01/28 ........ 4,700 4,900,313
GO , 5.00% , 09/01/28 ............... 2,225 2,258,268
GO , 5.00% , 10/01/28 ............... 15,830 17,049,486
Series 2017 , GO , 5.00% , 11/01/28 ...... 4,425 4,646,451
GO , 5.00% , 11/01/28 ............... 31,170 33,646,768
GO , 5.00% , 12/01/28 ............... 6,505 7,037,674
GO , 5.00% , 03/01/29 ............... 5,915 6,442,513
GO , 5.00% , 04/01/29 ............... 25,120 27,419,559
GO , 5.00% , 08/01/29 ............... 33,730 37,136,464
GO , 5.00% , 09/01/29 ............... 10,495 10,651,396
GO , 5.00% , 10/01/29 ............... 17,220 17,364,593
GO , 4.00% , 11/01/29 ............... 1,400 1,498,340
Series 2017 , GO , 5.00% , 11/01/29 ...... 3,000 3,148,782
GO , 5.00% , 03/01/30 ............... 2,315 2,586,590
GO , 5.00% , 04/01/30 ............... 1,335 1,484,960
GO , 3.50% , 08/01/30 ............... 6,400 6,765,791
Series 2016 , GO , 5.00% , 08/01/30 ...... 8,255 8,356,436
GO , 5.00% , 08/01/30 ............... 11,420 12,029,343
GO , 5.00% , 10/01/30 ............... 1,170 1,324,861
GO , 5.00% , 12/01/30 ............... 100 113,655
GO , 5.00% , 03/01/31 ............... 1,000 1,142,300
GO , 5.00% , 04/01/31 ............... 3,025 3,461,605
State of California Department of Water
Resources
Series AX , RB , 5.00% , 12/01/26 ........ 70 71,699
Series BA , RB , 5.00% , 12/01/26 ........ 40 40,971
Series BB , RB , 5.00% , 12/01/26 ........ 295 302,158
Tulare Joint Union High School District, Series A,
GO, 0.00%, 08/01/26 (NPFGC)
(b)
....... 1,000 989,924
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 5,145 4,730,462
Union Sanitary District Financing Authority,
Series 2025A, RB, 5.00%, 03/15/30 ..... 1,000 1,125,048
University of California
Series 2017AV , RB , 5.00% , 05/15/26 .... 205 206,250
Series 2017AY , RB , 5.00% , 05/15/26 .... 830 835,062
Series 2025BZ , RB , 5.00% , 05/15/27 .... 17,740 18,381,184
Series 2017AY , RB , 5.00% , 05/15/27 .... 930 963,613
Series 2023BN , RB , 5.00% , 05/15/27 .... 10,025 10,387,338
Series 2024BS , RB , 5.00% , 05/15/28 .... 3,000 3,193,021
Series 2023BN , RB , 5.00% , 05/15/28 .... 5,015 5,337,667
Series 2026CF , RB , 5.00% , 11/15/28
(a)
... 5,000 5,389,540
Series 2023BQ , RB , 5.00% , 05/15/29 .... 9,050 9,888,542
Series 2024BS , RB , 5.00% , 05/15/29 .... 10,000 10,926,566
Series 2024BX , RB , 5.00% , 05/15/29 .... 4,700 5,135,486
Series 2016K , RB , 5.00% , 05/15/29 ..... 2,895 2,910,644
Series 2025BZ , RB , 5.00% , 05/15/29 .... 17,850 19,503,920
Series 2025CB , RB , 5.00% , 05/15/29 .... 2,000 2,185,313
Series 2026CF , RB , 5.00% , 11/15/29
(a)
... 5,000 5,528,434
Series 2025CC , RB , 5.00% , 05/15/30 .... 3,850 4,310,308
Series 2025CD , RB , 5.00% , 05/15/30 .... 25,495 28,543,197
Series 2016AR , RB , 5.00% , 05/15/30 .... 2,910 2,925,426
Series 2017M , RB , 5.00% , 05/15/30 ..... 2,930 3,033,585
Series 2017AY , RB , 5.00% , 05/15/30 .... 4,735 4,903,547
Series 2025BZ , RB , 5.00% , 05/15/30 .... 1,150 1,287,495
Series 2026CF , RB , 5.00% , 11/15/30
(a)
... 5,000 5,656,502

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Upland Unified School District, Series 2008A,
GO, 0.00%, 08/01/30
(b)
............. USD 675 $ 608,312
West Contra Costa Unified School District,
Series 2025B, GO, 6.00%, 08/01/27 ..... 5,050 5,316,335
1,344,471,499
Colorado — 1.4%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2025, GO,
5.50%, 12/01/26 (SAW) ............ 2,505 2,569,007
Arapahoe County School District No. 5 Cherry
Creek
Series 2025 , GO , 5.00% , 12/15/26 ( SAW ) . 2,250 2,301,420
Series 2025 , GO , 5.00% , 12/15/30 ( SAW ) . 2,505 2,825,550
Board of Governors of Colorado State University
System, Series 2017C, RB, 5.00%, 03/01/30
(HERBIP) ..................... 1,695 1,787,897
Boulder Larimer & Weld Counties St. Vrain
Valley School District Re1J
Series 2024 , GO , 5.00% , 12/15/27 ( SAW ) . 5,185 5,454,740
Series 2024 , GO , 5.00% , 12/15/28 ( SAW ) . 3,675 3,966,996
Series 2024 , GO , 5.00% , 12/15/29 ( SAW ) . 3,000 3,319,693
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/26 ..... 1,500 1,518,870
Series 2020B , GO , 5.00% , 08/01/26 ..... 14,055 14,231,812
Series 2020B , GO , 5.00% , 08/01/27 ..... 7,980 8,313,131
Series 2022A , GO , 5.00% , 08/01/27 ..... 10 10,417
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/27 ..... 3,505 3,670,761
Series 2023A , RB , 5.00% , 11/15/28 ..... 2,950 3,167,304
City of Aurora, Series 2016, RB,
5.00%, 08/01/41 ................. 9,460 9,568,826
City of Colorado Springs Utilities System
Series 2005A , RB , VRDN, ( Bank of America
NA SBPA ), 1.90% , 03/10/26
(c)
....... 5,605 5,605,000
Series 2020B , RB , 5.00% , 11/15/26 ..... 550 561,230
Series 2024B , RB , 5.00% , 11/15/26 ..... 1,805 1,841,853
Series 2020B , RB , 5.00% , 11/15/28 ..... 1,000 1,076,587
Series 2022A , RB , 5.00% , 11/15/28 ..... 1,000 1,076,587
Colorado State Education Loan Program, Series
2025A, RB, 5.00%, 06/30/26 ......... 20,000 20,175,410
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/26 ( SAW ) 9,460 9,596,398
Series 2025A , GO , 5.00% , 12/01/26 ( SAW ) 2,150 2,196,849
Series 2025D , GO , 5.00% , 12/01/26 ( SAW ) 1,200 1,226,148
Series 2025B , GO , 5.00% , 12/01/27 ( SAW ) 1,250 1,313,412
E-470 Public Highway Authority
(b)
Series B , RB , 0.00% , 09/01/26 ( NPFGC ) .. 4,540 4,489,036
Series 2004A , RB , 0.00% , 09/01/28 ( NPFGC ) 4,500 4,239,181
Series 2000B , RB , 0.00% , 09/01/29 ( NPFGC ) 11,000 10,112,653
Series 2000B , RB , 0.00% , 09/01/30 ( NPFGC ) 2,000 1,788,571
Fort Collins-Loveland Water District, Series
2025, RB, 5.00%, 12/01/30 .......... 2,350 2,648,612
Metro Water Recovery
Series 2025A , RB , 5.00% , 04/01/26 ..... 1,850 1,854,209
Series 2025A , RB , 5.00% , 04/01/27 ..... 1,765 1,819,732
Series 2025A , RB , 5.00% , 04/01/28 ..... 2,120 2,244,355
Series 2025A , RB , 5.00% , 04/01/29 ..... 3,800 4,126,934
Park Creek Metropolitan District
Series 2025 , 5.00% , 12/01/26 ......... 560 570,604
Series 2025 , RB , 5.00% , 12/01/30 ...... 940 1,049,051
Regional Transportation District Sales Tax
Series 2023A , RB , 5.00% , 11/01/27 ..... 5,000 5,244,252
Series 2021B , RB , 5.00% , 11/01/28 ..... 500 537,352
Series 2021B , RB , 5.00% , 11/01/30 ..... 820 923,005
Security
Par (000)
Par (000) Value
Colorado (continued)
State of Colorado, Series 2020A, COP,
5.00%, 12/15/28 ................. USD 275 $ 296,229
University of Colorado
Series 2021C-3B , RB , VRDN,
2.00% , 10/15/26
(c)
............... 250 248,917
Series 2025B , RB , 5.00% , 06/01/29 ..... 2,450 2,673,309
Series 2016A , RB , 5.00% , 06/01/47 ..... 4,195 4,225,224
156,467,124
Connecticut — 2.4%
City of Hartford, Series 2025, RB,
5.00%, 07/15/26 ................. 7,000 7,073,898
Connecticut State Health & Educational Facilities
Authority
(c)
Series 2013A , RB , VRDN, 1.50% , 03/03/26 5,000 5,000,000
Series 2017C-4 , RB , VRDN, 1.75% , 03/03/26 25,000 25,000,000
Series A-2 , RB , VRDN, 2.00% , 07/01/26 .. 2,700 2,697,692
Series 2017C-1 , RB , VRDN, 5.00% , 02/01/28 3,035 3,192,914
Series 2025B-1 , RB , VRDN, 5.00% , 07/01/30 20,730 23,052,921
State of Connecticut
Series B , GO , 5.00% , 04/15/26 ........ 45 45,154
Series 2018C , GO , 5.00% , 06/15/26 ..... 1,055 1,063,695
Series 2022D , GO , 5.00% , 09/15/26 ..... 845 858,143
Series E , GO , 5.00% , 10/15/26 ........ 1,525 1,552,394
Series 2024H , GO , 5.00% , 11/15/26 ..... 9,060 9,244,661
Series 2021A , GO , 4.00% , 01/15/27 ..... 4,575 4,651,334
Series 2022A , GO , 4.00% , 01/15/27 ..... 4,595 4,671,668
Series 2019A , GO , 5.00% , 04/15/27 ..... 105 108,413
Series B , GO , 5.00% , 04/15/27 ........ 75 77,438
Series 2016B , GO , 5.00% , 05/15/27 ..... 1,610 1,619,307
Series 2021B , GO , 4.00% , 06/01/27 ..... 8,665 8,872,284
Series 2022C , GO , 5.00% , 06/15/27 ..... 1,115 1,156,573
Series 2021D , GO , 5.00% , 07/15/27 ..... 340 353,492
Series 2025D , GO , 5.00% , 08/15/27 ..... 2,650 2,761,516
Series 2022D , GO , 5.00% , 09/15/27 ..... 1,365 1,425,697
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,905 1,973,012
Series 2019A , GO , 5.00% , 04/15/28 ..... 2,705 2,867,606
Series 2018B , GO , 5.00% , 04/15/28 ..... 1,490 1,579,569
Series 2023B , GO , 5.00% , 08/01/28 ..... 3,340 3,568,097
Series 2022D , GO , 5.00% , 09/15/28 ..... 1,395 1,494,998
Series 2024F , GO , 5.00% , 11/15/28 ..... 4,005 4,310,414
Series 2022E , GO , 5.00% , 11/15/28 ..... 1,670 1,797,351
Series 2024A , GO , 5.00% , 01/15/29 ..... 5,000 5,399,885
Series 2024C , GO , 5.00% , 03/01/29 ..... 3,500 3,792,118
Series 2016D , GO , 4.00% , 08/15/29 ..... 2,000 2,014,416
Series 2024E , GO , 5.00% , 09/01/29 ..... 1,865 2,045,293
Series 2025B , GO , 5.00% , 12/01/29 ..... 2,430 2,680,702
Series 2022A , GO , 4.00% , 01/15/30 ..... 4,160 4,439,096
Series 2021A , GO , 4.00% , 01/15/30 ..... 400 426,836
Series 2025A , GO , 5.00% , 03/15/30 ..... 500 554,890
Series 2024E , GO , 5.00% , 09/01/30 ..... 2,325 2,605,698
Series F , GO , 5.00% , 10/15/30 ......... 795 808,267
Series 2024F , GO , 5.00% , 11/15/30 ..... 2,665 2,999,360
Series 2022G , GO , 5.00% , 11/15/30 ..... 325 365,776
Series 2022E , GO , 5.00% , 11/15/30 ..... 1,740 1,958,306
Series 2025B , GO , 5.00% , 12/01/30 ..... 2,345 2,641,623
Series 2022A , GO , 4.00% , 01/15/31 ..... 375 404,813
Series 2024A , GO , 5.00% , 01/15/31 ..... 3,275 3,698,438
Series 2025A , GO , 5.00% , 03/15/31 ..... 1,000 1,133,091
State of Connecticut Clean Water Fund
- State Revolving Fund, Series B, RB,
5.00%, 06/01/26 ................. 480 483,426
State of Connecticut Special Tax
Series 2020A , RB , 5.00% , 05/01/26 ..... 2,105 2,114,861
Series 2021A , RB , 5.00% , 05/01/26 ..... 310 311,452

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2024B , RB , 5.00% , 07/01/26 ..... USD 6,665 $ 6,728,331
Series A , RB , 5.00% , 09/01/26 ......... 135 136,941
Series 2018B , RB , 5.00% , 10/01/26 ..... 145 147,433
Series 2018C , RB , 5.00% , 10/01/26 ..... 10,100 10,269,489
Series 2021D , RB , 5.00% , 11/01/26 ..... 2,010 2,048,556
Series 2018A , RB , 5.00% , 01/01/27 ..... 2,085 2,135,103
Series 2020A , RB , 5.00% , 05/01/27 ..... 305 315,266
Series 2021A , RB , 5.00% , 05/01/27 ..... 445 459,979
Series 2022B , RB , 5.00% , 07/01/27 ..... 1,780 1,848,403
Series 2025A , RB , 5.00% , 07/01/27 ..... 2,500 2,596,071
Series A , RB , 5.00% , 09/01/27 ......... 255 258,468
Series 2025A , RB , 5.00% , 07/01/28 ..... 2,085 2,222,553
Series 2023B , RB , 5.00% , 07/01/28 ..... 3,125 3,331,165
Series A , RB , 5.00% , 09/01/28 ......... 1,110 1,125,318
Series B , RB , 5.00% , 09/01/28 ......... 1,045 1,059,421
Series 2018A , RB , 5.00% , 01/01/29 ..... 9,380 9,863,637
Series 2024B , RB , 5.00% , 07/01/29 ..... 4,905 5,357,548
Series 2024A-1 , RB , 5.00% , 07/01/29 .... 2,500 2,730,656
Series A , RB , 5.00% , 09/01/29 ......... 1,750 1,773,902
Series 2018B , RB , 5.00% , 10/01/29 ..... 1,375 1,473,965
Series 2018A , RB , 5.00% , 01/01/30 ..... 1,460 1,534,486
Series 2025A , RB , 5.00% , 07/01/30 ..... 21,825 24,373,833
Series 2022B , RB , 5.00% , 07/01/30 ..... 100 111,679
Series A , RB , 5.00% , 09/01/30 ......... 1,965 1,991,443
Series 2018B , RB , 5.00% , 10/01/30 ..... 3,400 3,639,978
University of Connecticut
Series 2022A , RB , 5.00% , 05/01/26 ( SAP ) . 1,075 1,079,909
Series 2015A , RB , 5.00% , 02/15/27 ..... 8,000 8,017,364
Series 2016A , RB , 5.00% , 03/15/29 ( SAP ) . 3,010 3,015,580
Series 2022A , RB , 5.00% , 05/01/29 ( SAP ) . 860 935,918
263,530,983
Delaware — 0.4%
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 07/01/26 ...... 2,495 2,519,041
Series 2020 , RB , 5.00% , 09/01/26 ...... 295 299,241
Series 2016 , RB , 3.00% , 07/01/28 ...... 1,160 1,162,410
Series 2020 , RB , 5.00% , 09/01/28 ...... 4,815 5,146,635
Series 2020 , RB , 5.00% , 07/01/30 ...... 105 117,498
State of Delaware
Series 2022 , GO , 5.00% , 03/01/26 ...... 40 40,000
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,755 1,797,614
Series 2020A , GO , 5.00% , 01/01/27 ..... 5,530 5,664,275
Series 2018A , GO , 5.00% , 02/01/27 ..... 3,025 3,105,895
Series 2019 , GO , 5.00% , 02/01/27 ...... 3,625 3,721,940
Series 2021 , GO , 5.00% , 02/01/27 ...... 2,605 2,674,663
Series 2016D , GO , 5.00% , 07/01/27 ..... 1,200 1,210,932
Series 2017A , GO , 5.00% , 01/01/28 ..... 1,985 2,090,619
Series 2019 , GO , 5.00% , 02/01/28 ...... 1,500 1,583,405
Series 2019 , GO , 5.00% , 02/01/29 ...... 2,010 2,177,405
Series 2020A , GO , 5.00% , 01/01/30 ..... 333 368,998
Series 2022 , GO , 5.00% , 03/01/30 ...... 150 166,882
University of Delaware, Series 2025A, RB,
5.00%, 11/01/30 ................. 8,100 9,106,376
42,953,829
District of Columbia — 2.1%
District of Columbia
Series 2017 , RB , 5.00% , 04/01/26 ...... 195 195,383
Series 2015B , GO , 5.00% , 06/01/26 ..... 1,180 1,182,576
Series 2018B , GO , 5.00% , 06/01/26 ..... 465 468,318
Series D , GO , 5.00% , 06/01/26 ........ 30 30,214
Series 2017D , GO , 5.00% , 06/01/26 ..... 155 156,106
Series 2020 , RB , 5.00% , 12/01/26 ...... 2,880 2,940,026
Series 2024C , GO , 5.00% , 12/01/26 ..... 1,330 1,358,921
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2021D , GO , 4.00% , 02/01/27 ..... USD 160 $ 162,822
Series 2021E , GO , 5.00% , 02/01/27 ..... 7,965 8,177,195
Series 2018B , GO , 5.00% , 06/01/27 ..... 3,715 3,849,319
Series 2019A , GO , 5.00% , 10/15/27 ..... 3,005 3,145,679
Series 2024C , GO , 5.00% , 12/01/27 ..... 2,675 2,809,945
Series 2023A , GO , 5.00% , 01/01/28 ..... 2,370 2,495,183
Series 2021D , GO , 5.00% , 02/01/28 ..... 1,225 1,292,616
Series 2023B , GO , 5.00% , 06/01/28 ..... 5,250 5,587,898
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,000 1,074,731
Series 2020 , RB , 5.00% , 12/01/29 ...... 210 231,355
Series 2024C , GO , 5.00% , 12/01/29 ..... 10,250 11,315,669
Series 2026B , GO , 5.00% , 06/01/30
(a)
.... 2,255 2,513,826
Series 2017D , GO , 5.00% , 06/01/30 ..... 2,465 2,549,140
Series 2017A , GO , 5.00% , 06/01/30 ..... 1,000 1,034,134
Series 2024A , GO , 5.00% , 08/01/30 ..... 105 117,474
Series 2020 , RB , 5.00% , 12/01/30 ...... 1,650 1,813,441
Series 2026B , GO , 5.00% , 06/01/31
(a)
.... 7,200 8,176,761
District of Columbia Income Tax
Series 2020A , RB , 5.00% , 03/01/26 ..... 150 150,000
Series 2019C , RB , 5.00% , 10/01/26 ..... 13,195 13,417,891
Series 2020B , RB , 5.00% , 10/01/26 ..... 17,460 17,754,936
Series 2020A , RB , 5.00% , 03/01/27 ..... 2,460 2,531,576
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,270 1,328,053
Series 2022C , RB , 5.00% , 12/01/27 ..... 10,570 11,103,222
Series 2020B , RB , 5.00% , 10/01/28 ..... 15,490 16,631,783
Series 2019C , RB , 3.00% , 10/01/29 ..... 1,700 1,730,235
Series 2019A , RB , 5.00% , 03/01/30 ..... 2,500 2,738,545
Series 2020A , RB , 5.00% , 03/01/30 ..... 340 377,024
Series 2019C , RB , 5.00% , 10/01/30 ..... 330 361,918
Series 2020B , RB , 5.00% , 10/01/30 ..... 2,645 2,969,545
Series 2022C , RB , 5.00% , 12/01/30 ..... 100 112,654
District of Columbia Water & Sewer Authority
Series 2025C-2 , RB , VRDN, ( Bank of
America NA SBPA ), 1.90% , 03/03/26
(c)
. 25,000 25,000,000
Series 2025C-1 , RB , VRDN, ( Bank of
America NA SBPA ), 1.95% , 03/03/26
(c)
. 8,820 8,820,000
Series 2024B, Sub-Series B-1 , RB , VRDN,
( TD Bank NA SBPA ), 2.00% , 03/03/26
(c)
9,575 9,575,000
Series 2025B , RB , 5.00% , 10/01/26 ..... 1,350 1,372,726
Series 2022E , RB , VRDN, 3.00% , 10/01/27
(c)
8,100 8,126,077
Series 2026B , RB , 5.00% , 10/01/27
(a)
.... 2,250 2,350,375
Series 2024A , RB , 5.00% , 10/01/28 ..... 5,000 5,362,027
Series 2018B , RB , 5.00% , 10/01/30 ..... 475 502,025
Series 2024A , RB , 5.00% , 10/01/30 ..... 1,500 1,681,965
Series 2026A , RB , 5.00% , 10/01/31
(a)
.... 7,500 8,565,149
Metropolitan Washington Airports Authority
Aviation, Series 2010D, RB, VRDN, (TD Bank
NA LOC), 1.88%, 03/10/26
(c)
.......... 6,750 6,750,000
Washington Metropolitan Area Transit Authority
Series 2021A , RB , 5.00% , 07/15/26 ..... 680 687,105
Series 2017B , RB , 5.00% , 07/01/27 ..... 3,015 3,128,032
Series 2021A , RB , 5.00% , 07/15/27 ..... 5,735 5,957,823
Series 2023A , RB , 5.00% , 07/15/27 ..... 1,000 1,038,853
Series 2018 , RB , 5.00% , 07/01/28 ...... 1,060 1,098,635
Series 2021A , RB , 5.00% , 07/15/28 ..... 1,000 1,064,208
224,966,114
Florida — 3.0%
Central Florida Expressway Authority
Series 2019B , RB , 5.00% , 07/01/26 ..... 1,320 1,331,216
Series 2021 , RB , 5.00% , 07/01/26 ...... 5,185 5,232,345
Series 2024B , RB , 5.00% , 07/01/29 ..... 4,155 4,540,033
Series 2021D , RB , 5.00% , 07/01/30 ..... 2,330 2,600,269
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,115,995

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
City of Jacksonville
Series 2019B , RB , 5.00% , 10/01/28 ..... USD 4,785 $ 4,860,449
Series 2024 , RB , 5.00% , 10/01/28 ...... 1,160 1,241,602
Series 2024 , RB , 5.00% , 10/01/29 ...... 1,600 1,754,196
Series 2025 , RB , 5.00% , 10/01/29 ...... 175 191,865
Series 2025 , RB , 5.00% , 10/01/30 ...... 5,065 5,674,974
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/28 .............. 3,160 3,203,234
City of Tallahassee
Series 2025 , RB , 5.00% , 10/01/27 ...... 910 950,002
Series 2025 , RB , 5.00% , 10/01/29 ...... 1,500 1,649,454
County of Miami-Dade
Series B , RB , 5.00% , 10/01/26 ......... 5,105 5,116,421
Series A , RB , 5.00% , 10/01/27 ......... 300 304,368
Series 2016A , GO , 5.00% , 07/01/29 ..... 10,905 11,893,476
Series 2016 , RB , 5.00% , 10/01/29 ...... 1,000 1,014,720
Series 2025A , GO , 5.00% , 07/01/30 ..... 5,000 5,573,402
Series A , RB , 5.00% , 10/01/30 ......... 6,795 6,900,590
County of Miami-Dade Transit System, Series
2025, RB, 5.00%, 07/01/30 .......... 7,345 8,171,260
County of Miami-Dade Water & Sewer System,
Series 2025B, RB, 5.00%, 10/01/30 ..... 6,000 6,730,918
County of Orange Water Utility System, Series
2020, RB, 5.00%, 10/01/27 .......... 225 235,177
County of Palm Beach, Series 2016, RB,
5.00%, 05/01/29 ................. 1,760 1,767,420
County of Seminole
Series 2025A , RB , 5.00% , 10/01/26 ..... 900 914,783
Series 2025A , RB , 5.00% , 10/01/27 ..... 785 818,883
Series 2025A , RB , 5.00% , 10/01/30 ..... 850 955,520
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 400 429,558
Florida Insurance Assistance Interlocal Agency,
Inc.
Series 2023A-1 , RB , 5.00% , 09/01/26 .... 2,600 2,604,899
Series 2023A-1 , RB , 5.00% , 09/01/27 .... 1,000 1,013,001
Series 2023A-1 , RB , 5.00% , 09/01/28 .... 3,970 4,021,463
Florida Municipal Power Agency
Series 2016A , RB , 5.00% , 10/01/27 ..... 500 507,283
Series 2025A , RB , 5.00% , 10/01/28 ..... 1,000 1,069,046
Series 2025A , RB , 5.00% , 10/01/29 ..... 1,200 1,313,478
Series 2025A , RB , 5.00% , 10/01/30 ..... 4,650 5,194,947
Hillsborough County School Board
COP , 5.00% , 07/01/28 .............. 8,720 9,041,045
Series 2018 , COP , 5.00% , 07/01/30 ..... 1,420 1,508,207
JEA Electric System
Series 2017B , RB , 5.00% , 10/01/26 ..... 3,920 3,980,044
Series 2024A-3 , RB , 5.00% , 10/01/28 .... 2,005 2,146,566
Series 2017B , RB , 5.00% , 10/01/29 ..... 3,000 3,124,371
Series 2024A-3 , RB , 5.00% , 10/01/29 .... 5,330 5,845,596
Series 2020A , RB , 5.00% , 10/01/30 ..... 105 116,647
Series 2024A , RB , 5.00% , 10/01/30 ..... 2,245 2,516,404
JEA Water & Sewer System
Series 2008B-1 , RB , VRDN, ( Bank of
America NA SBPA ), 2.02% , 03/10/26
(c)
. 9,185 9,185,000
Series 2017A , RB , 5.00% , 10/01/29 ..... 340 355,176
Lee County School Board (The)
Series 2025B , COP , 5.00% , 08/01/27 .... 2,250 2,337,003
Series 2025B , COP , 5.00% , 08/01/28 .... 2,150 2,290,123
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/27 ............. 1,100 1,125,257
Miami-Dade County Educational Facilities
Authority, Series 2024A, RB, 5.00%, 04/01/30 1,045 1,148,932
Orlando Utilities Commission
Series 2020A , RB , 5.00% , 10/01/26 ..... 10,610 10,782,413
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2021B , RB , VRDN, 1.25% , 10/01/28
(c)
USD 1,275 $ 1,194,958
Series 2025B , RB , 5.00% , 10/01/29 ..... 1,500 1,648,909
Palm Beach County School District
Series 2022B , COP , 5.00% , 08/01/26 .... 115 116,333
Series 2025A , COP , 5.00% , 08/01/29 .... 1,250 1,362,993
Series 2025A , COP , 5.00% , 08/01/30 .... 3,715 4,139,941
Pasco County School Board
Series 2024 , RB , 5.00% , 10/01/26 ...... 5,000 5,076,587
Series 2024 , RB , 5.00% , 10/01/29 ...... 5,000 5,469,214
Series 2024 , RB , 5.00% , 10/01/30 ...... 1,205 1,347,887
Sarasota County School Board, Series 2023A,
COP, 5.00%, 07/01/28 ............. 1,350 1,434,364
School Board of Miami-Dade County (The)
Series 2025A , COP , 5.00% , 05/01/27 .... 2,350 2,426,594
Series 2015D , COP , 5.00% , 02/01/28 .... 4,350 4,358,942
Series 2025A , COP , 5.00% , 05/01/28 .... 5,000 5,296,022
Series 2015D , COP , 5.00% , 02/01/29 .... 6,000 6,012,696
Series 2025A , COP , 5.00% , 05/01/29 .... 5,000 5,428,418
Series 2025A , COP , 5.00% , 05/01/30 .... 170 188,837
School District of Broward County
Series 2019A , COP , 5.00% , 07/01/27 .... 2,100 2,172,240
Series 2020A , COP , 5.00% , 07/01/30 .... 1,975 2,184,273
Seminole County School District Sales Tax
Series 2025 , RB , 5.00% , 10/01/27 ...... 900 940,566
Series 2025 , RB , 5.00% , 10/01/29 ...... 1,035 1,133,623
South Florida Water Management District
COP , 5.00% , 10/01/28 .............. 4,000 4,009,063
COP , 5.00% , 10/01/29 .............. 2,665 2,670,863
State of Florida
Series 2017A , GO , 5.00% , 06/01/26 ( GTD ) 3,765 3,791,399
Series 2020A , GO , 5.00% , 06/01/26 ..... 175 176,227
Series 2016A , GO , 5.00% , 07/01/26 ..... 3,185 3,215,157
Series 2016C , GO , 5.00% , 06/01/27 ..... 525 528,637
Series 2025A , GO , 5.00% , 06/01/27 ..... 2,505 2,594,972
Series 2022A , GO , 5.00% , 06/01/27 ..... 10,505 10,882,306
Series 2021A , GO , 5.00% , 07/01/27 ..... 6,045 6,276,490
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,560 1,660,439
Series 2025A , GO , 5.00% , 06/01/28 ..... 7,270 7,738,073
Series 2022B , GO , 5.00% , 06/01/28 ..... 3,985 4,241,571
Series 2021B , GO , 5.00% , 07/01/28 ..... 875 933,180
Series 2017C , GO , 5.00% , 06/01/29 ..... 6,365 6,588,840
Series 2025A , GO , 5.00% , 06/01/29 ..... 12,080 13,192,591
Series 2017A , GO , 3.00% , 06/01/30 ( GTD ) 8,350 8,397,247
Series 2024B , GO , 5.00% , 06/01/30 ..... 100 111,705
Series 2022C , GO , 5.00% , 06/01/30 ..... 850 949,492
Series 2021A , GO , 5.00% , 07/01/30 ..... 120 134,394
Series 2017A , GO , 3.00% , 07/01/31 ..... 7,270 7,308,810
State of Florida Department of Transportation
Series 2020 , RB , 5.00% , 07/01/29 ...... 5,325 5,804,096
Series 2021A , RB , 5.00% , 07/01/29 ..... 2,070 2,253,455
State of Florida Department of Transportation
Turnpike System
Series 2016B , RB , 2.50% , 07/01/26 ..... 680 680,099
Series 2021C , RB , 5.00% , 07/01/26 ..... 5,630 5,683,873
Series 2020A , RB , 5.00% , 07/01/29 ..... 2,685 2,935,626
Series 2025A , RB , 5.00% , 07/01/30 ..... 9,855 11,019,770
Tampa Bay Water
Series 2025 , RB , 5.00% , 10/01/26 ...... 5,000 5,079,792
Series 2025 , RB , 5.00% , 10/01/30 ...... 1,700 1,914,206
329,104,801

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Georgia — 1.7%
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/27 ................. USD 990 $ 1,038,859
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,000 1,009,265
Series 2020A , RB , 5.00% , 07/01/28 ..... 6,620 7,051,282
City of Atlanta Water & Wastewater
Series 2015 , RB , 5.00% , 11/01/26 ...... 1,120 1,122,508
Series 2004 , RB , 5.75% , 11/01/26 ( AGM ) . 2,305 2,361,304
Series 2015 , RB , 5.00% , 11/01/27 ...... 2,645 2,662,655
Series 2009B , RB , 5.25% , 11/01/27 ..... 1,360 1,408,202
Series 2015 , RB , 5.00% , 11/01/29 ...... 2,430 2,446,174
Series 2018B , RB , 5.00% , 11/01/29 ..... 1,410 1,474,150
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 2,750 3,030,925
Columbia County School District, Series 2020,
GO, 5.00%, 10/01/26 (SAW) ......... 145 147,415
County of DeKalb
Series 2025A , RB , 5.00% , 10/01/27 ..... 6,275 6,557,836
Series 2022 , RB , 5.00% , 10/01/28 ...... 4,600 4,933,064
County of Fulton, Series 2025, RB,
5.00%, 01/01/31 ................. 8,000 9,039,393
Douglas County School District, Series 2025,
GO, 5.00%, 04/01/30 (SAW) ......... 2,925 3,256,726
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/26 ...... 725 731,671
Series 2022 , RB , 5.00% , 07/01/26 ...... 1,615 1,629,860
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,125 2,205,236
Series 2022 , RB , 5.00% , 07/01/30 ...... 150 167,729
Georgia State Road & Tollway Authority
Series 2020 , RB , 5.00% , 06/01/26 ...... 2,210 2,225,883
Series 2020 , RB , 5.00% , 06/01/29 ...... 2,630 2,863,487
Series 2020 , RB , 5.00% , 06/01/30 ...... 2,980 3,319,690
Gwinnett County School District
Series 2022B , GO , 5.00% , 08/01/26 ..... 4,125 4,173,347
Series 2022B , GO , 5.00% , 08/01/27 ..... 890 926,316
Gwinnett County Water & Sewerage Authority
Series 2019 , RB , 5.00% , 08/01/26 ...... 2,000 2,024,275
Series 2019 , RB , 5.00% , 08/01/27 ...... 565 588,054
Henry County School District
Series 2016 , GO , 5.00% , 08/01/26 ( SAW ) . 180 182,110
Series 2016 , GO , 4.00% , 08/01/28 ( SAW ) . 4,395 4,423,640
Metropolitan Atlanta Rapid Transit Authority
Series 2025B , RB , 5.00% , 07/01/26 ..... 1,000 1,009,499
Series 2007A , RB , 5.25% , 07/01/27 ( NPFGC ) 1,470 1,532,217
Series 2025B , RB , 5.00% , 07/01/28 ..... 1,315 1,402,126
Municipal Electric Authority of Georgia
Series 2024A , RB , 5.00% , 01/01/27 ..... 445 455,504
Series 2016A , RB , 5.00% , 01/01/28 ..... 9,845 9,931,446
Series 2024A , RB , 5.00% , 01/01/28 ..... 445 467,600
Series 2020A , RB , 5.00% , 11/01/28 ..... 500 535,886
Series 2018A , RB , 5.00% , 01/01/29 ..... 3,290 3,453,746
Series 2024A , RB , 5.00% , 01/01/29 ..... 470 503,913
Series 2020A , RB , 5.00% , 11/01/29 ..... 500 548,703
Series 2024A , RB , 5.00% , 01/01/30 ..... 600 657,014
Private Colleges & Universities Authority
Series 2019A , RB , 5.00% , 09/01/26 ..... 1,060 1,075,129
Series 2022A , RB , 5.00% , 09/01/29 ..... 4,590 5,022,843
Series 2025A , RB , 5.00% , 09/01/29 ..... 5,765 6,308,648
Richmond County Board of Education
Series 2025 , GO , 5.00% , 10/01/28 ( SAW ) . 2,020 2,165,784
Series 2025 , GO , 5.00% , 10/01/29 ( SAW ) . 4,835 5,307,967
Series 2025 , GO , 5.00% , 10/01/30 ( SAW ) . 6,000 6,733,702
State of Georgia
Series 2016F , GO , 5.00% , 07/01/26 ..... 5 5,048
Series 2018A , GO , 5.00% , 07/01/26 ..... 7,500 7,571,767
Series 2021A , GO , 5.00% , 07/01/26 ..... 6,500 6,562,198
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2015A , GO , 5.00% , 02/01/27 ..... USD 1,000 $ 1,002,249
Series 2022A , GO , 5.00% , 07/01/27 ..... 21,185 22,004,798
Series 2023A , GO , 5.00% , 07/01/27 ..... 17,215 17,881,171
Series 2016F , GO , 5.00% , 01/01/28 ..... 3,805 3,893,590
Series 2021A , GO , 5.00% , 07/01/28 ..... 6,110 6,518,280
Series 2018A , GO , 5.00% , 07/01/29 ..... 2,000 2,135,928
Series 2022A , GO , 5.00% , 07/01/30 ..... 180 201,861
Series 2022C , GO , 5.00% , 07/01/30 ..... 630 706,513
188,596,186
Hawaii — 0.4%
City & County Honolulu Wastewater System,
Series 2019A, RB, 4.00%, 07/01/26 ..... 1,100 1,106,945
City & County of Honolulu
Series 2021E , GO , 5.00% , 03/01/26 ..... 525 525,000
Series 2023D , GO , 5.00% , 03/01/26 ..... 1,555 1,555,000
Series 2020D , GO , 5.00% , 07/01/26 ..... 1,870 1,887,925
Series 2022A , GO , 5.00% , 11/01/26 ..... 330 336,385
Series 2023D , GO , 5.00% , 03/01/28 ..... 4,345 4,593,070
Series 2019C , GO , 4.00% , 08/01/28 ..... 105 109,364
Series 2020B , GO , 5.00% , 03/01/29 ..... 915 991,701
Series 2023D , GO , 5.00% , 03/01/29 ..... 1,420 1,539,033
Series 2021E , GO , 5.00% , 03/01/30 ..... 1,810 2,009,374
Series 2025E , GO , 5.00% , 07/01/30 ..... 5,000 5,590,954
State of Hawaii
Series EY , GO , 5.00% , 10/01/26 ........ 715 717,698
Series 2018FT , GO , 5.00% , 01/01/27 .... 2,145 2,196,724
Series 2019FW , GO , 5.00% , 01/01/27 .... 1,175 1,203,334
Series FE , GO , 5.00% , 10/01/27 ....... 4,815 4,888,781
Series 2018FT , GO , 5.00% , 01/01/29 .... 10,220 10,758,659
Series FH , GO , 5.00% , 10/01/29 ....... 1,510 1,535,748
Series 2018FT , GO , 5.00% , 01/01/30 .... 1,680 1,767,371
State of Hawaii Airports System, Series 2018D,
RB, 5.00%, 07/01/29 .............. 1,000 1,091,082
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/29 .............. 1,060 1,070,285
University of Hawaii
Series 2020D , RB , 5.00% , 10/01/30 ..... 2,450 2,741,763
Series E , RB , 5.00% , 10/01/30 ......... 375 381,767
48,597,963
Idaho — 0.4%
Idaho Housing & Finance Association
Series 2025A , RB , 5.00% , 08/15/28 ..... 1,750 1,871,496
Series 2023A , RB , 5.00% , 08/15/29 ..... 625 685,384
Series 2025A , RB , 5.00% , 08/15/29 ..... 1,250 1,370,769
Series 2025A , RB , 5.00% , 08/15/30 ..... 2,210 2,477,679
Idaho State Building Authority
Series 2024A , RB , 5.00% , 06/01/26 ..... 14,000 14,099,567
Series 2024A , RB , 5.00% , 06/01/27 ..... 3,000 3,108,505
Series 2024A , RB , 5.00% , 06/01/28 ..... 3,180 3,382,573
Series 2024A , RB , 5.00% , 06/01/29 ..... 2,860 3,120,585
Series 2025A , RB , 5.00% , 06/01/29 ..... 4,500 4,910,011
Series 2024A , RB , 5.00% , 06/01/30 ..... 1,510 1,684,140
Series 2025A , RB , 5.00% , 06/01/30 ..... 10,295 11,482,265
48,192,974
Illinois — 4.3%
Board of Trustees of the University of Illinois
(The), Series 2016A, RB, 4.00%, 04/01/29 . 3,640 3,644,143
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/28 ( BAM ) 2,770 2,907,107
Series 2023B , RB , 5.00% , 01/01/29 ( BAM ) 3,500 3,762,704
Chicago O'Hare International Airport
Series 2024D , RB , 5.00% , 01/01/27 ..... 8,000 8,177,474

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2024D , RB , 5.00% , 01/01/29 ..... USD 11,000 $ 11,841,337
Series 2024D , RB , 5.00% , 01/01/30 ..... 11,000 12,122,461
Series 2025D , RB , 5.00% , 01/01/30 ..... 920 1,012,455
Series 2025D , RB , 5.00% , 01/01/31 ..... 1,500 1,681,270
Chicago Park District, Series 2024B, GO,
5.00%, 01/01/29 ................. 1,000 1,070,947
Chicago Transit Authority Capital Grant Receipts
Series 2021 , RB , 5.00% , 06/01/27 ...... 1,250 1,282,375
Series 2021 , RB , 5.00% , 06/01/29 ...... 3,000 3,236,836
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/29 . 1,500 1,642,836
City of Chicago
Series 2020A , GO , 5.00% , 01/01/28 ..... 8,500 8,786,006
Series 2020A , GO , 5.00% , 01/01/30 ..... 110 116,080
City of Chicago Wastewater Transmission,
Series B, RB, 5.00%, 01/01/30 ........ 130 132,844
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/27 ...... 1,975 2,007,850
Series 2000 , RB , 5.00% , 11/01/28 ...... 3,695 3,759,762
Series 2000 , RB , 5.00% , 11/01/29 ...... 3,020 3,068,307
City of Springfield Electric
Series 2024 , RB , 5.00% , 03/01/28 ( BAM ) . 5,735 6,020,167
Series 2024 , RB , 5.00% , 03/01/29 ( BAM ) . 5,930 6,357,029
County of Cook
Series 2021A , GO , 5.00% , 11/15/27 ..... 1,000 1,043,680
Series 2024 , RB , 5.00% , 11/15/27 ...... 750 784,171
Series 2018 , RB , 5.00% , 11/15/28 ...... 2,250 2,350,702
Series 2021A , GO , 5.00% , 11/15/28 ..... 790 843,361
Series 2024 , RB , 5.00% , 11/15/28 ...... 1,010 1,080,961
Series 2016A , GO , 5.00% , 11/15/29 ..... 1,650 1,678,862
Series 2022A , GO , 5.00% , 11/15/29 ..... 3,265 3,562,729
Series 2024 , RB , 5.00% , 11/15/29 ...... 1,135 1,242,718
Series 2016A , GO , 5.00% , 11/15/30 ..... 325 330,479
DuPage County Forest Preserve District
Series 2025 , GO , 5.00% , 11/01/28 ...... 835 894,637
Series 2025 , GO , 5.00% , 11/01/29 ...... 950 1,042,079
Illinois Finance Authority
Series 2024B , RB , 5.00% , 04/01/27 ..... 2,400 2,471,136
Series 2017 , RB , 5.00% , 07/01/27 ...... 290 296,989
Series 2019 , RB , 5.00% , 07/01/27 ...... 2,400 2,492,229
Series 2024B , RB , 5.00% , 04/01/28 ..... 2,000 2,109,395
Series 2020 , RB , 5.00% , 01/01/29 ...... 1,370 1,476,547
Series 2024B , RB , 5.00% , 04/01/29 ..... 3,500 3,781,638
Series 2025C , RB , 5.00% , 04/01/29 ..... 3,180 3,435,888
Series 2020 , RB , 5.00% , 07/01/29 ...... 1,190 1,298,187
Series 2019 , RB , 5.00% , 01/01/30 ...... 2,805 3,058,657
Series 2025A , RB , 5.00% , 01/01/30 ..... 990 1,091,980
Series 2025C , RB , 5.00% , 04/01/30 ..... 5,000 5,519,808
Series 2020 , RB , 5.00% , 07/01/30 ...... 1,025 1,142,907
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,115,031
Illinois Municipal Electric Agency
Series 2025A , RB , 5.00% , 02/01/27 ..... 1,000 1,024,078
Series 2025A , RB , 5.00% , 02/01/29 ..... 5,000 5,376,562
Series 2025A , RB , 5.00% , 02/01/30 ..... 11,250 12,370,536
Illinois State Toll Highway Authority
Series 2014C , RB , 5.00% , 01/01/27 ..... 1,065 1,067,223
Series 2016B , RB , 5.00% , 01/01/27 ..... 10 10,089
Series 2019B , RB , 5.00% , 01/01/27 ..... 215 220,149
Series 2019C , RB , 5.00% , 01/01/27 ..... 3,495 3,578,693
Series 2018A , RB , 5.00% , 01/01/28 ..... 2,120 2,231,233
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,385 3,562,606
Series 2019C , RB , 5.00% , 01/01/28 ..... 1,655 1,741,835
Series 2017A , RB , 5.00% , 01/01/29 ..... 1,835 1,927,581
Series 2018A , RB , 5.00% , 01/01/29 ..... 5,510 5,935,369
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,755 1,890,485
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2019C , RB , 5.00% , 01/01/29 ..... USD 3,465 $ 3,732,496
Series 2016B , RB , 5.00% , 01/01/30 ..... 2,850 2,875,509
Series 2018A , RB , 5.00% , 01/01/30 ..... 2,955 3,181,618
Series 2019C , RB , 5.00% , 01/01/30 ..... 6,515 7,181,064
Series 2019B , RB , 5.00% , 01/01/31 ..... 1,800 1,981,062
Series 2019C , RB , 5.00% , 01/01/31 ..... 1,805 1,986,565
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/28 ........ 4,000 4,083,660
Series 2021A , GO , 5.00% , 12/01/29 ..... 1,020 1,122,137
Series B , GO , 5.00% , 12/01/30 ........ 390 398,069
Regional Transportation Authority
Series 2004A , RB , 5.50% , 06/01/27 ..... 3,285 3,413,078
Series 2004A , RB , 5.75% , 06/01/29 ( AGM ) 1,370 1,487,845
Series 2003A , RB , 6.00% , 07/01/29 ( NPFGC ) 9,295 9,900,934
Series 2002A , RB , 6.00% , 07/01/30 ( NPFGC ) 2,455 2,822,922
Sales Tax Securitization Corp.
Series 2021A , RB , 5.00% , 01/01/27 ..... 8,020 8,199,256
Series 2017A , RB , 5.00% , 01/01/28 ..... 250 262,236
Series 2020A , RB , 5.00% , 01/01/28 ..... 3,225 3,382,846
Series 2021A , RB , 5.00% , 01/01/28 ..... 3,800 3,985,989
Series 2020A , RB , 5.00% , 01/01/30 ..... 3,000 3,289,823
Series 2021A , RB , 5.00% , 01/01/30 ..... 1,775 1,946,479
State of Illinois
Series 2021A , GO , 5.00% , 03/01/26 ..... 950 950,000
Series 2022B , GO , 5.00% , 03/01/26 ..... 8,925 8,925,000
Series 2021B , GO , 5.00% , 03/01/26 ..... 1,075 1,075,000
Series 2016 , GO , 5.00% , 06/01/26 ...... 155 155,995
Series 2023D , GO , 5.00% , 07/01/26 ..... 1,220 1,230,489
Series 2018B , GO , 5.00% , 10/01/26 ..... 2,250 2,284,022
Series 2020B , GO , 5.00% , 10/01/26 ..... 1,200 1,218,145
Series 2018A , GO , 5.00% , 10/01/26 ..... 135 137,041
Series 2017D , GO , 5.00% , 11/01/26 ..... 18,000 18,310,763
Series 2016 , GO , 5.00% , 11/01/26 ...... 750 762,948
Series 2016 , GO , 5.00% , 02/01/27 ...... 2,095 2,144,694
Series 2024 , GO , 5.00% , 02/01/27 ...... 8,065 8,256,193
Series 2022B , GO , 5.00% , 03/01/27 ..... 4,245 4,354,861
Series 2024B , GO , 5.00% , 05/01/27 ..... 500 515,060
Series 2019B , GO , 5.00% , 09/01/27 ..... 3,100 3,220,247
Series 2018A , GO , 5.00% , 10/01/27 ..... 1,600 1,665,193
Series 2017D , GO , 5.00% , 11/01/27 ..... 14,985 15,632,031
Series 2024 , GO , 5.00% , 02/01/28 ...... 1,565 1,642,036
Series 2016 , GO , 5.00% , 02/01/28 ...... 14,800 15,148,669
Series 2022B , GO , 5.00% , 03/01/28 ..... 4,000 4,205,110
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,000 1,051,277
Series 2023B , GO , 5.00% , 05/01/28 ..... 5,300 5,593,206
Series 2024B , GO , 5.00% , 05/01/28 ..... 2,940 3,102,646
Series 2023C , GO , 5.00% , 05/01/28 ..... 2,405 2,538,049
Series 2023D , GO , 5.00% , 07/01/28 ..... 12,380 13,112,062
Series 2018A , GO , 5.00% , 10/01/28 ..... 4,700 5,007,328
Series 2016 , GO , 5.00% , 11/01/28 ...... 4,500 4,576,332
Series 2017D , GO , 5.00% , 11/01/28 ..... 13,060 13,609,291
Series 2019A , GO , 5.00% , 11/01/28 ..... 1,895 2,023,668
Series 2016 , GO , 5.00% , 02/01/29 ...... 1,405 1,437,530
Series 2024 , GO , 5.00% , 02/01/29 ...... 3,135 3,364,896
Series 2021A , GO , 5.00% , 03/01/29 ..... 400 430,105
Series 2024B , GO , 5.00% , 05/01/29 ..... 2,915 3,145,287
Series 2018A , GO , 5.00% , 10/01/29 ..... 1,500 1,596,532
Series 2024B , GO , 5.25% , 10/01/29 ..... 5,000 5,487,482
Series 2017C , GO , 5.00% , 11/01/29 ..... 11,025 11,477,332
Series 2021A , GO , 5.00% , 03/01/30 ..... 1,540 1,689,706
Series 2020 , GO , 5.50% , 05/01/30 ...... 10,150 10,943,115
Series 2025B , GO , 5.00% , 09/01/30 ..... 7,000 7,745,985
State of Illinois Sales Tax
Series 2021C , RB , 5.00% , 06/15/26 ..... 435 438,274

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2025A , RB , 5.00% , 06/15/26 ..... USD 2,905 $ 2,926,864
Series 2002 , RB , 6.00% , 06/15/26 ( NPFGC ) 4,290 4,333,797
Series 2016D , RB , 5.00% , 06/15/29 ..... 3,235 3,256,353
Series 2021C , RB , 5.00% , 06/15/29 ..... 790 855,879
Series 2024A , RB , 5.00% , 06/15/29 ..... 5,000 5,416,954
Series 2024A , RB , 5.00% , 06/15/30 ..... 3,000 3,313,090
Series 2025A , RB , 5.00% , 06/15/30 ..... 10,070 11,116,616
Will Grundy Etc Counties Community
College District No. 525, Series 2019, GO,
3.00%, 01/01/29 ................. 5,975 5,976,383
Winnebago & Boone Counties School District
No. 205 Rockford, Series 2022, GO,
5.00%, 02/01/30 (BAM) ............ 8,730 9,592,666
469,936,990
Indiana — 0.7%
City of Indianapolis Department of Public
Utilities Water System, Series 2016B, RB,
5.00%, 10/01/27 ................. 1,010 1,025,877
Indiana Finance Authority
Series 2021-1 , RB , 5.00% , 10/01/26 ..... 130 132,106
Series 2017C , RB , 5.00% , 02/01/27 ..... 195 200,143
Series 2019A , RB , 5.00% , 02/01/27 ..... 280 287,385
Series 2019E , RB , 5.00% , 02/01/27 ..... 470 482,396
Series 2021B , RB , 5.00% , 02/01/27 ..... 1,710 1,755,100
Series E , RB , 5.00% , 02/01/27 ......... 210 212,483
Series 2016C , RB , 5.00% , 06/01/27 ..... 2,090 2,132,192
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,275 1,331,067
Series 2016C , RB , 5.00% , 06/01/28 ..... 4,530 4,612,207
Series 2023A , RB , 5.00% , 10/01/28 ..... 110 117,798
Series 2021A , RB , 5.00% , 02/01/29 ..... 900 974,479
Series E , RB , 5.00% , 02/01/29 ......... 6,695 6,772,807
Series 2016C , RB , 5.00% , 06/01/29 ..... 5,430 5,910,640
Series 2025C , RB , 5.00% , 02/01/30 ..... 500 555,007
Series 2021A , RB , 5.00% , 02/01/31 ..... 1,095 1,239,497
Series D , RB , 5.00% , 08/01/35 ......... 9,310 9,419,041
Indiana Municipal Power Agency
Series 2025A , RB , 5.00% , 01/01/29 ..... 9,075 9,768,585
Series 2025A , RB , 5.00% , 01/01/30 ..... 2,705 2,980,814
Indiana University
Series 2016A , RB , 5.00% , 06/01/28 ..... 1,295 1,303,932
Series Z-1 , RB , 5.00% , 08/01/29 ....... 1,555 1,699,907
Indianapolis Local Public Improvement Bond
Bank
Series 2021A , RB , 5.00% , 06/01/27 ..... 1,940 2,005,732
Series 2024E , RB , 5.00% , 02/01/29 ..... 450 485,383
Series 2021A , RB , 5.00% , 06/01/29 ..... 6,850 7,442,851
Purdue University
Series EE , RB , 5.00% , 07/01/26 ........ 290 292,706
Series 2025B , RB , 5.00% , 07/01/29 ..... 6,120 6,679,074
Series 2025B , RB , 5.00% , 07/01/30 ..... 5,645 6,302,517
76,121,726
Iowa — 0.3%
City of Des Moines, Series 2019A, GO,
5.00%, 06/01/26 ................. 5,870 5,908,627
Iowa Finance Authority
Series 2016 , RB , 5.00% , 08/01/26 ...... 1,305 1,320,682
Series 2017 , RB , 5.00% , 08/01/27 ...... 350 364,386
Series 2017 , RB , 5.00% , 08/01/30 ...... 15,800 16,417,385
State of Iowa
Series 2016 , RB , 5.00% , 06/15/26 ...... 1,075 1,083,797
Series 2016 , RB , 5.00% , 06/15/27 ...... 215 216,725
Series 2016A , RB , 5.00% , 06/01/28 ..... 4,065 4,091,408
Security
Par (000)
Par (000) Value
Iowa (continued)
Series 2019A , RB , 5.00% , 06/01/30 ..... USD 1,545 $ 1,679,054
31,082,064
Kansas — 0.3%
City of Lawrence, Series 2025, RB,
5.00%, 11/01/30 ................. 3,305 3,716,876
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
3.00%, 10/01/26 ................. 4,025 4,026,697
Johnson County Unified School District No.
512 Shawnee Mission, Series 2015A, GO,
3.25%, 10/01/28 ................. 2,660 2,660,847
State of Kansas Department of Transportation
Series 2024A , RB , 5.00% , 09/01/27 ..... 5,000 5,216,059
Series 2025A , RB , 5.00% , 09/01/27 ..... 2,000 2,086,423
Series 2024A , RB , 5.00% , 09/01/28 ..... 4,150 4,440,018
Series 2017A , RB , 5.00% , 09/01/29 ..... 2,025 2,110,756
Series 2024A , RB , 5.00% , 09/01/29 ..... 4,000 4,383,997
Series 2024A , RB , 5.00% , 09/01/30 ..... 420 470,726
Series 2025A , RB , 5.00% , 09/01/30 ..... 1,540 1,725,995
30,838,394
Kentucky — 0.8%
Fayette County School District, Series 2025, GO,
5.00%, 02/01/30 (ST INTERCEPT) ..... 7,475 8,219,828
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 09/01/26 ......... 660 669,291
Series B , RB , 5.00% , 09/01/26 ......... 835 846,755
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 5,290 5,389,353
Series A , RB , 5.00% , 09/01/27 ......... 880 917,230
Series B , RB , 5.00% , 09/01/27 ......... 835 870,326
Series A , RB , 5.00% , 10/01/27 ......... 690 720,782
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 1,400 1,425,619
Series A , RB , 5.00% , 10/01/28 ......... 415 444,291
Series A , RB , 5.00% , 04/01/29 ......... 2,300 2,492,077
Series A , RB , 5.00% , 10/01/29 ......... 1,885 2,067,277
RB , 5.00% , 04/01/30 ............... 1,625 1,671,393
Series A , RB , 5.00% , 04/01/30 ......... 2,750 3,049,251
Series B , RB , 5.00% , 09/01/30 ......... 19,910 22,260,286
Series A , RB , 5.00% , 10/01/30 ......... 145 162,388
Series 2024B , RB , 5.00% , 11/01/30 ..... 150 168,127
Kentucky Turnpike Authority
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,020 2,037,980
Series 2024A , RB , 5.00% , 07/01/28 ..... 200 212,635
Series 2024A , RB , 5.00% , 07/01/29 ..... 2,610 2,842,980
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 4,850 4,997,389
Louisville & Jefferson County Metropolitan Sewer
District, Series 2025A, RB, 5.00%, 05/15/30 13,495 14,978,972
Louisville Water Co., Series 2015, RB,
3.00%, 11/15/27 ................. 6,860 6,861,925
83,306,155
Louisiana — 0.6%
City of New Orleans
Series 2021A , GO , 5.00% , 12/01/29 ..... 5,015 5,394,042
Series 2022 , GO , 5.00% , 12/01/29 ...... 6,160 6,625,583
East Baton Rouge Sewerage Commission
Series 2020A , RB , 5.00% , 02/01/29 ..... 105 113,256
Series 2025A , RB , 5.00% , 02/01/31 ..... 2,500 2,813,745
Louisiana State University & Agricultural &
Mechanical College, Series 2016A, RB,
5.00%, 07/01/29 ................. 1,000 1,008,552

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Louisiana (continued)
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/26 ..... USD 2,035 $ 2,035,000
Series 2025-B , GO , 5.00% , 06/01/26 .... 2,000 2,014,224
Series 2016B , GO , 5.00% , 08/01/26 ..... 3,360 3,400,236
Series 2016A , GO , 5.00% , 09/01/26 ..... 95 96,371
Series 2021 , RB , 5.00% , 09/01/26 ...... 1,035 1,049,932
Series 2021A , GO , 5.00% , 03/01/27 ..... 65 66,885
Series 2016B , GO , 5.00% , 08/01/27 ..... 2,000 2,023,268
Series 2019A , RB , 5.00% , 09/01/27 ..... 250 260,841
Series 2024C , GO , 5.00% , 12/01/27 ..... 835 877,138
Series 2023A , GO , 5.00% , 02/01/28 ..... 2,500 2,638,041
Series 2016A , GO , 5.00% , 09/01/28 ..... 3,000 3,039,550
Series 2023 , RB , 5.00% , 09/01/28 ...... 1,150 1,228,685
Series 2023 , RB , 5.00% , 09/01/29 ...... 1,040 1,137,706
Series 2024E , GO , 5.00% , 09/01/29 ..... 2,815 3,086,434
Series 2017-B , GO , 5.00% , 10/01/29 .... 1,000 1,042,426
Series 2025-B , GO , 5.00% , 06/01/30 .... 3,000 3,343,519
Series 2019A , RB , 5.00% , 09/01/30 ..... 3,395 3,616,654
Series 2021 , RB , 5.00% , 09/01/30 ...... 175 195,594
State of Louisiana Gasoline & Fuels Tax
Series 2024A , RB , 5.00% , 05/01/27 ..... 4,750 4,910,444
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,525 1,655,716
Series 2025B , RB , 5.00% , 05/01/29 ..... 4,145 4,509,577
Series 2025B , RB , 5.00% , 05/01/30 ..... 3,000 3,337,595
61,521,014
Maine — 0.4%
Maine Governmental Facilities Authority
Series 2025A , RB , 5.00% , 10/01/29 ..... 680 745,263
Series 2025A , RB , 5.00% , 10/01/30 ..... 725 810,936
Maine Municipal Bond Bank
Series 2026 , RB , 5.00% , 09/01/26 ...... 6,390 6,480,596
Series 2026 , RB , 5.00% , 09/01/27 ...... 3,000 3,127,372
Series 2026 , RB , 5.00% , 09/01/28 ...... 2,000 2,139,263
Series 2026 , RB , 5.00% , 09/01/29 ...... 2,800 3,069,789
Series 2026 , RB , 5.00% , 09/01/30 ...... 2,650 2,970,056
Maine Turnpike Authority
Series 2022 , RB , 5.00% , 07/01/26 ...... 1,000 1,009,335
Series 2025 , RB , 5.00% , 07/01/30 ...... 1,100 1,227,064
Regional School Unit No. 14, Series 2025, GO,
5.00%, 11/01/26 ................. 2,815 2,868,415
State of Maine
Series 2017B , GO , 5.00% , 06/01/26 ..... 115 115,812
Series 2020B , GO , 5.00% , 06/01/26 ..... 45 45,318
Series 2017B , GO , 5.00% , 06/01/27 ..... 80 82,873
Series 2018D , GO , 5.00% , 06/01/27 ..... 4,150 4,299,055
Series 2019B , GO , 5.00% , 06/01/27 ..... 4,225 4,376,748
Series 2020B , GO , 5.00% , 06/01/27 ..... 95 98,412
Series 2021B , GO , 5.00% , 06/01/27 ..... 3,305 3,423,705
Series 2019B , GO , 5.00% , 06/01/28 ..... 3,410 3,625,598
Series 2020B , GO , 5.00% , 06/01/28 ..... 2,955 3,141,831
Series 2021B , GO , 5.00% , 06/01/28 ..... 1,895 2,014,812
45,672,253
Maryland — 3.6%
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/26 ...... 8,300 8,319,186
Series 2018 , GO , 5.00% , 10/01/26 ...... 5,635 5,730,187
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,760 1,815,228
Series 2018 , GO , 5.00% , 10/01/27 ...... 75 78,428
Series 2019 , GO , 5.00% , 10/01/27 ...... 65 67,971
Series 2021 , GO , 5.00% , 10/01/27 ...... 5,625 5,882,125
County of Baltimore
GO , 5.00% , 03/01/26 ............... 180 180,000
Series 2017 , GO , 4.00% , 11/01/26 ...... 620 627,825
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2018 , GO , 5.00% , 03/01/27 ...... USD 2,025 $ 2,083,513
Series 2024A , GO , 5.00% , 07/01/29 ..... 5,000 5,468,573
Series 2022 , GO , 5.00% , 03/01/30 ...... 1,750 1,944,967
County of Frederick, Series 2021A, GO,
5.00%, 10/01/26 ................. 3,100 3,152,366
County of Howard, Series 2017A, GO,
3.00%, 02/15/29 ................. 5,000 5,025,766
County of Montgomery
Series 2020B , GO , 4.00% , 11/01/26 ..... 10 10,127
Series 2017A , GO , 5.00% , 11/01/26 ..... 1,410 1,437,132
Series 2024B , GO , 5.00% , 12/01/26 ..... 10,000 10,216,698
Series 2023A , GO , 5.00% , 08/01/27 ..... 9,380 9,764,080
Series 2020B , GO , 4.00% , 11/01/27 ..... 305 314,701
Series 2025A , GO , 5.00% , 10/01/29 ..... 3,550 3,906,416
Series 2025A , GO , 5.00% , 10/01/30 ..... 10,000 11,255,841
County of Prince George's
Series 2019A , GO , 5.00% , 07/15/26 ..... 11,715 11,839,984
Series 2020A , GO , 5.00% , 07/15/26 ..... 2,510 2,536,778
Series 2020A , GO , 5.00% , 07/15/27 ..... 8,525 8,861,991
Series 2020B , GO , 5.00% , 09/15/27 ..... 110 114,873
Series 2022A , GO , 5.00% , 07/01/28 ..... 4,495 4,793,985
Series 2024A , GO , 5.00% , 08/01/28 ..... 6,105 6,525,354
Series 2021A , GO , 5.00% , 07/01/29 ..... 1,000 1,093,715
Series 2025A , GO , 5.00% , 08/01/29 ..... 2,445 2,679,610
Series 2017A , GO , 3.00% , 09/15/29 ..... 4,375 4,407,408
Series 2022A , GO , 5.00% , 07/01/30 ..... 530 593,364
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,580 6,258,427
Series 2024B , GO , 5.00% , 09/01/30 ..... 105 117,979
Maryland Stadium Authority
Series 2022A , RB , 5.00% , 06/01/30 ..... 1,125 1,248,410
Series 2016 , RB , 5.00% , 05/01/46 ( ST
INTERCEPT ) .................. 10,000 10,046,630
Maryland State Transportation Authority
Series 2024A , RB , 5.00% , 07/01/28 ..... 2,000 2,131,993
Series 2017 , RB , 3.00% , 07/01/29 ...... 1,030 1,035,943
Series 2017 , RB , 5.00% , 07/01/30 ...... 1,365 1,413,000
Series 2020 , RB , 5.00% , 07/01/30 ...... 2,990 3,343,259
Series 2021A , RB , 5.00% , 07/01/30 ..... 190 212,448
Series 2024A , RB , 5.00% , 07/01/30 ..... 1,500 1,677,220
State of Maryland
Series 2020C-1 , GO , 3.00% , 08/01/26 ... 19,185 19,247,267
Series 2017B , GO , 5.00% , 08/01/26 ..... 1,775 1,796,552
Series 2018-2B , GO , 5.00% , 08/01/26 .... 3,205 3,243,914
Series 2020A-2 , GO , 5.00% , 08/01/26 .... 1,485 1,503,030
Series 2A , GO , 5.00% , 08/01/26 ....... 245 247,975
Series 2017 , GO , 5.00% , 03/15/27 ...... 180 185,497
Series 2019-1 , GO , 5.00% , 03/15/27 ..... 245 252,481
Series 2022-2D , GO , 3.00% , 08/01/27 ... 1,300 1,314,843
Series 2020A-2 , GO , 5.00% , 08/01/27 .... 7,760 8,082,286
Series 2A , GO , 5.00% , 08/01/27 ....... 1,245 1,296,707
Series 2020-2B , GO , 5.00% , 08/01/27 .... 2,385 2,484,053
Series 2018-2B , GO , 5.00% , 08/01/27 .... 185 192,683
Series 2017A , GO , 5.00% , 08/01/27 ..... 3,805 3,963,028
Series 2025B , GO , 5.00% , 08/01/27 ..... 3,050 3,176,672
Series 2021A , GO , 5.00% , 03/01/28 ..... 11,800 12,474,889
Series 2023A , GO , 5.00% , 03/15/28 ..... 10,810 11,440,005
Series 2020A-1 , GO , 5.00% , 03/15/28 .... 1,565 1,656,208
Series 2017 , GO , 5.00% , 03/15/28 ...... 4,280 4,408,661
Series 2A , GO , 5.00% , 08/01/28 ....... 6,695 7,155,978
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 2,660 2,843,152
Series 2020-2B , GO , 5.00% , 08/01/28 .... 1,000 1,068,854
Series 2023A , GO , 5.00% , 03/15/29 ..... 3,250 3,528,885
Series 2024A , GO , 5.00% , 06/01/29 ..... 4,120 4,496,880
Series 2025A-1 , GO , 5.00% , 06/01/29 .... 5,000 5,457,379
Series 2022-1A , GO , 5.00% , 06/01/29 .... 10,165 11,094,852

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2020A , GO , 5.00% , 08/01/29 ..... USD 3,685 $ 4,038,594
Series 2025B , GO , 5.00% , 08/01/29 ..... 2,200 2,411,101
Series 2015 , GO , 3.25% , 08/01/30 ...... 9,000 9,002,609
Series 2020A , GO , 5.00% , 08/01/30 ..... 1,455 1,631,902
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/26 ...... 2,610 2,634,941
Series 2018 , RB , 5.00% , 10/01/26 ...... 515 523,702
Series 2019 , RB , 5.00% , 10/01/26 ...... 445 452,520
Series 2018 , RB , 5.00% , 10/01/27 ...... 10,570 10,745,524
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,725 1,859,182
Series 2025A , RB , 5.00% , 04/01/29 ..... 5,000 5,431,581
Series 2019 , RB , 3.00% , 10/01/29 ...... 9,000 9,068,156
Series 2018 , RB , 5.00% , 10/01/29 ...... 2,000 2,033,288
Series 2020 , RB , 5.00% , 10/01/29 ...... 4,805 5,283,576
Series 2025A , RB , 5.00% , 04/01/30 ..... 12,485 13,890,064
Series 2017 , RB , 5.00% , 09/01/30 ...... 2,525 2,631,348
Series 2019 , RB , 3.00% , 10/01/30 ...... 2,620 2,639,296
University System of Maryland
Series 2017A , RB , 4.00% , 04/01/29 ..... 6,100 6,192,766
Series 2026A , RB , 5.00% , 04/01/31 ..... 5,780 6,546,993
Series 2026B , RB , 5.00% , 04/01/31 ..... 7,220 8,178,077
Washington Suburban Sanitary Commission
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 630 634,558
Series 2020 , RB , 5.00% , 06/01/26 ( GTD ) .. 8,980 9,044,969
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 6,475 6,521,845
Series 2020 , RB , 5.00% , 06/01/27 ( GTD ) .. 3,545 3,673,618
Series 2020 , RB , 5.00% , 12/01/27 ( GTD ) .. 120 126,075
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 1,445 1,455,207
Series 2021 , RB , 5.00% , 06/01/30 ( GTD ) .. 195 217,917
Series 2026 , RB , 5.00% , 06/01/30 ( GTD ) .. 6,440 7,196,854
Series 2026 , RB , 5.00% , 06/01/31 ( GTD ) .. 6,790 7,748,442
392,640,937
Massachusetts — 3.0%
City of Boston
Series 2020D , GO , 5.00% , 03/01/26 ..... 200 200,000
Series 2015A , GO , 5.00% , 04/01/26 ..... 4,000 4,008,291
Series 2017A , GO , 5.00% , 04/01/26 ..... 20 20,046
Series 2020A , GO , 5.00% , 11/01/27 ..... 1,000 1,051,276
Series 2025A , GO , 5.00% , 02/01/29 ..... 4,380 4,782,384
Series 2017A , GO , 3.00% , 04/01/29 ..... 5,000 5,018,317
Series 2025A , GO , 5.00% , 02/01/30 ..... 5,900 6,614,511
City of Cambridge, Series 2021, GO,
5.00%, 02/15/30 ................. 130 145,891
Commonwealth of Massachusetts
Series 2016A , GO , 5.00% , 03/01/26 ..... 3,060 3,060,000
Series 2019C , GO , 5.00% , 05/01/26 ..... 3,830 3,848,070
Series 2016B , GO , 4.00% , 07/01/26 ..... 205 206,291
Series 2016B , GO , 5.00% , 07/01/26 ..... 2,945 2,973,180
Series 2015D , GO , 5.00% , 09/01/26 ..... 4,455 4,462,832
Series 2020E , GO , 5.00% , 11/01/26 ..... 2,120 2,160,950
Series 2017E , GO , 5.00% , 11/01/26 ..... 440 448,499
Series 2019E , GO , 3.00% , 12/01/26 ..... 14,205 14,276,117
Series 2016H , GO , 5.00% , 12/01/26 ..... 1,195 1,220,994
Series 2019C , GO , 5.00% , 05/01/27 ..... 1,965 2,031,603
Series 2016B , GO , 5.00% , 07/01/27 ..... 3,865 4,014,564
Series 2017D , GO , 5.00% , 07/01/27 ..... 2,475 2,570,775
Series 2018B , GO , 5.00% , 07/01/27 ..... 2,915 3,027,802
Series 2020D , GO , 5.00% , 07/01/27 ..... 1,910 1,983,911
Series A , GO , 5.00% , 07/01/27 ........ 3,610 3,749,697
Series 2021A , GO , 5.00% , 09/01/27 ..... 2,420 2,525,303
Series 2018C , GO , 5.00% , 09/01/27 ..... 10 10,435
Series C , GO , 5.00% , 10/01/27 ........ 150 156,883
Series 2023A , GO , 5.00% , 05/01/28 ..... 3,275 3,482,070
Series 2025A , GO , 5.00% , 07/01/28 ..... 4,500 4,806,009
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2021A , GO , 5.00% , 09/01/28 ..... USD 2,830 $ 3,035,996
Series 2016I , GO , 5.00% , 12/01/28 ...... 4,155 4,247,290
Series 2024A , GO , 5.00% , 03/01/29 ..... 11,215 12,190,563
Series 2024B , GO , 5.00% , 05/01/29 ..... 3,030 3,307,500
Series 2016A , GO , 5.00% , 07/01/29 ..... 1,640 1,656,123
Series 2025A , GO , 5.00% , 07/01/29 ..... 4,000 4,384,740
Series 2018B , GO , 5.00% , 01/01/30 ..... 1,135 1,195,969
Series 2022A , GO , 5.00% , 02/01/30 ..... 160 177,940
Series 2025A , GO , 5.00% , 07/01/30 ..... 5,405 6,068,593
Series 2025E , GO , 5.00% , 08/01/30 ..... 12,545 14,111,406
Series 2004A , GO , 5.50% , 08/01/30
( AMBAC ) ..................... 20,825 23,543,162
Series 2018C , GO , 5.00% , 09/01/30 ..... 185 208,485
Series 2019G , GO , 5.00% , 09/01/30 ..... 1,565 1,721,045
Series 2022A , GO , 5.00% , 10/01/30 ..... 245 276,602
Series 2024B , GO , 5.00% , 11/01/30 ..... 3,395 3,839,831
Series 2025G , GO , 5.00% , 12/01/30 ..... 3,400 3,852,396
Massachusetts Bay Transportation
Authority Assessment, Series 2016A, RB,
5.00%, 07/01/27 ................. 715 721,753
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/26 ..... 6,070 6,128,895
Series 2006A , RB , 5.25% , 07/01/28 ..... 9,000 9,673,451
Series 2016A , RB , 0.00% , 07/01/29
(b)
.... 3,730 3,423,905
Series 2024A , RB , 5.00% , 07/01/29 ..... 5,000 5,489,235
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,250 1,406,176
Massachusetts Clean Water Trust (The)
Series 2022 , RB , 5.00% , 02/01/27 ...... 1,000 1,026,742
Series 23A , RB , 5.00% , 02/01/27 ....... 2,115 2,171,560
Series 23B , RB , 5.00% , 02/01/27 ....... 3,800 3,901,620
Series 24B , RB , 5.00% , 02/01/27 ....... 1,250 1,283,428
Series 27 , RB , 5.00% , 02/01/27 ........ 2,005 2,058,618
Series 23B , RB , 5.00% , 02/01/28 ....... 205 216,280
Series 24A , RB , 5.00% , 02/01/28 ....... 1,125 1,186,901
Series 24B , RB , 5.00% , 02/01/28 ....... 1,775 1,872,665
Series 27 , RB , 5.00% , 02/01/28 ........ 10,000 10,550,228
Series 27 , RB , 5.00% , 02/01/30 ........ 3,210 3,576,202
Series 27 , RB , 5.00% , 02/01/31 ........ 1,000 1,139,572
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(b)
.................... 4,610 4,415,568
Massachusetts Development Finance Agency
Series 2023FF , RB , 5.00% , 10/01/26 .... 1,000 1,016,775
Series 2020A , RB , 5.00% , 10/15/26 ..... 12,965 13,205,092
Series 2016A , RB , 5.00% , 07/15/27 ..... 280 283,113
Series 2024B , RB , 5.00% , 02/15/30 ..... 225 250,165
Series 2020A , RB , 5.00% , 10/15/30 ..... 1,940 2,189,062
Massachusetts School Building Authority, Series
2025B, RB, 5.00%, 02/15/30 ......... 10,000 11,151,492
Massachusetts State College Building Authority,
Series 2025A, RB, 5.00%, 05/01/29 ..... 3,755 4,102,162
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2022A-1 , RB , VRDN, ( TD Bank NA
SBPA ), 1.88% , 03/10/26
(c)
.......... 5,000 5,000,000
Series 2019A , RB , 5.00% , 01/01/27 ..... 9,900 10,138,728
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,975 5,094,967
Massachusetts Water Resources Authority
Series 2025E , RB , VRDN, ( TD Bank NA LIQ ),
1.87% , 03/10/26
(c)
............... 7,900 7,900,000
Series 2016C , RB , 5.00% , 08/01/34 ..... 10,000 10,123,378
Series 2016D , RB , 5.00% , 08/01/37 ..... 1,250 1,265,057
Series 2016B , RB , 5.00% , 08/01/40 ..... 5,080 5,142,676
Series 2016C , RB , 5.00% , 08/01/40 ..... 6,155 6,230,939

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Massachusetts (continued)
University of Massachusetts Building Authority
Series 2021-1 , RB , 5.00% , 11/01/27 ..... USD 11,010 $ 11,537,478
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 825 887,766
322,435,991
Michigan — 1.4%
Ann Arbor School District, Series 2025, GO,
5.00%, 05/01/26 ................. 7,075 7,106,114
Great Lakes Water Authority Sewage Disposal
System
Series 2018B , RB , 5.00% , 07/01/29 ..... 8,045 8,770,982
Series 2025A , RB , 5.00% , 07/01/30 ..... 2,000 2,230,062
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 640 645,863
Series 2024A , RB , 5.00% , 07/01/29 ..... 4,955 5,402,140
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,060 1,181,933
Series D , RB , 5.00% , 07/01/30 ......... 3,500 3,531,948
Howell Public Schools, Series 2025II, GO,
5.00%, 05/01/30 (Q-SBLF) .......... 1,000 1,106,936
Karegnondi Water Authority
Series 2024 , RB , 5.00% , 11/01/26 ( BAM ) .. 2,950 3,004,577
Series 2024 , RB , 5.00% , 11/01/27 ( BAM ) .. 1,420 1,483,483
Series 2024 , RB , 5.00% , 11/01/28 ( BAM ) .. 1,350 1,445,695
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 1,985 2,175,929
Lansing Board of Water & Light, Series 2026A,
RB, VRDN, 5.00%, 07/01/31
(c)
........ 7,350 8,167,446
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/27 ..... 10,225 10,391,812
Series 2024A , RB , 5.00% , 10/01/30 ..... 3,185 3,584,540
Series 2018 , RB , 5.00% , 11/01/30 ...... 1,000 1,067,497
Michigan State Building Authority
Series 2016I , RB , 5.00% , 04/15/26 ...... 1,395 1,399,790
Series 2025I , RB , 5.00% , 04/15/27 ...... 2,055 2,121,564
Series 2020I , RB , 5.00% , 10/15/27 ...... 915 957,701
Series 2023II , RB , 5.00% , 10/15/28 ..... 5,700 6,114,071
Series 2016I , RB , 5.00% , 10/15/29 ...... 3,030 3,081,789
Series 2023II , RB , 5.00% , 10/15/29 ..... 790 868,299
Series 2025I , RB , 5.00% , 04/15/30 ...... 5,845 6,493,379
Series 2020I , RB , 5.00% , 10/15/30 ...... 135 151,679
Michigan State University
Series 2020A , RB , 5.00% , 08/15/26 ..... 2,455 2,486,635
Series 2023A , RB , 5.00% , 02/15/28 ..... 2,400 2,532,772
Series 2023A , RB , 5.00% , 08/15/28 ..... 3,750 4,008,581
Series 2025A , RB , 5.00% , 02/15/29 ..... 2,000 2,165,278
Series 2025A , RB , 5.00% , 08/15/29 ..... 1,750 1,917,912
Series 2025A , RB , 5.00% , 02/15/30 ..... 1,250 1,386,290
Series 2025A , RB , 5.00% , 08/15/30 ..... 1,120 1,255,707
State of Michigan
Series 2016 , RB , 5.00% , 03/15/26 ...... 8,810 8,818,799
Series 2016 , RB , 5.00% , 03/15/27 ...... 7,580 7,801,187
Series 2018 , GO , 4.00% , 05/01/28 ...... 5,010 5,024,803
Series 2018 , GO , 4.00% , 05/01/29 ...... 7,000 7,018,878
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/28 ..... 11,165 12,013,369
Series 2023 , RB , 5.00% , 11/15/28 ...... 1,500 1,613,977
Series 2023 , RB , 5.00% , 11/15/29 ...... 130 143,359
University of Michigan
Series 2017A , RB , 5.00% , 04/01/26 ..... 1,410 1,413,190
Series 2020A , RB , 5.00% , 04/01/26 ..... 3,880 3,888,777
Series 2019A , RB , 5.00% , 04/01/30 ..... 1,505 1,634,239
Series 2017A , RB , 5.00% , 04/01/42 ..... 5,110 5,264,124
Security
Par (000)
Par (000) Value
Michigan (continued)
Wayne County Airport Authority, Series 2025E,
RB, 5.00%, 12/01/30 .............. USD 1,750 $ 1,962,542
154,835,648
Minnesota — 2.1%
City of Minneapolis
Series 2021 , GO , 4.00% , 12/01/26 ...... 2,235 2,265,939
Series 2017 , GO , 3.00% , 12/01/27 ...... 25 25,012
Series 2025 , GO , 5.00% , 12/01/29 ...... 1,790 1,976,170
County of Hennepin
Series 2019B , GO , 5.00% , 12/15/26 ..... 1,660 1,697,713
Series 2020C , GO , 5.00% , 12/15/26 ..... 5,365 5,486,886
Series 2019B , GO , 5.00% , 12/15/27 ..... 85 89,365
Series 2016C , GO , 5.00% , 12/01/28 ..... 1,500 1,616,722
Series 2020C , GO , 5.00% , 12/15/29 ..... 125 138,224
Metropolitan Council
Series 2016C , GO , 5.00% , 03/01/26 ..... 200 200,000
Series 2021C , GO , 5.00% , 12/01/26 ..... 2,780 2,839,384
Series 2021C , GO , 5.00% , 12/01/29 ..... 1,315 1,451,268
Series 2017C , GO , 4.00% , 03/01/30 ..... 750 763,227
Minneapolis Special School District No. 1, Series
2022C, COP, 5.00%, 02/01/30 (SD CRED
PROG) ...................... 100 110,759
Minneapolis-St. Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/28 ......... 3,170 3,239,810
Series 2023A , RB , 5.00% , 01/01/29 ..... 2,230 2,400,562
Series A , RB , 5.00% , 01/01/29 ......... 5,420 5,544,645
Series 2023A , RB , 5.00% , 01/01/30 ..... 1,100 1,210,544
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/26 ..... 1,910 1,910,000
Series 2023B , RB , 5.00% , 03/01/28 ..... 20,110 21,256,115
Series 2016A , RB , 5.00% , 03/01/29 ..... 4,750 4,759,832
Series 2023A , RB , 5.00% , 03/01/29 ..... 3,500 3,796,580
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/26 ..... 20,000 20,000,000
Series 2025E , GO , 5.00% , 08/01/26 ..... 5,000 5,060,291
Series 2023D , GO , 5.00% , 08/01/26 ..... 4,000 4,048,233
Series 2020A , GO , 5.00% , 08/01/26 ..... 3,205 3,243,647
Series 2019B , GO , 5.00% , 08/01/26 ..... 765 774,225
Series 2019A , GO , 5.00% , 08/01/26 ..... 230 232,773
Series 2018B , GO , 5.00% , 08/01/26 ..... 185 187,231
Series 2016A , GO , 5.00% , 08/01/26 ..... 30 30,362
Series 2021A , GO , 5.00% , 09/01/26 ..... 14,215 14,421,506
Series 2017D , GO , 5.00% , 10/01/26 ..... 235 238,985
Series 2016B , GO , 4.00% , 08/01/27 ..... 3,910 3,940,451
Series 2018A , GO , 5.00% , 08/01/27 ..... 45 46,856
Series 2019A , GO , 5.00% , 08/01/27 ..... 225 234,280
Series 2022A , GO , 5.00% , 08/01/27 ..... 7,525 7,835,378
Series 2016D , GO , 5.00% , 08/01/27 ..... 180 182,094
Series 2021B , GO , 5.00% , 09/01/27 ..... 365 380,938
Series 2017A , GO , 5.00% , 10/01/27 ..... 2,105 2,201,927
Series 2023D , GO , 5.00% , 08/01/28 ..... 8,480 9,047,124
Series 2019A , GO , 5.00% , 08/01/28 ..... 445 474,761
Series 2023E , GO , 5.00% , 08/01/28 ..... 17,460 18,627,686
Series 2018A , GO , 5.00% , 08/01/28 ..... 4,225 4,507,559
Series 2021B , GO , 5.00% , 09/01/28 ..... 3,020 3,228,841
Series 2023 , COP , 5.00% , 11/01/28 ..... 3,550 3,815,198
Series 2025E , GO , 5.00% , 08/01/29 ..... 2,195 2,400,229
Series 2025D , GO , 5.00% , 08/01/29 ..... 8,520 9,316,607
Series 2025B , GO , 5.00% , 08/01/29 ..... 405 442,867
Series 2024A , GO , 5.00% , 08/01/29 ..... 15,010 16,413,412
Series 2017D , GO , 3.00% , 10/01/29 ..... 5,000 5,045,400
Series 2023 , COP , 5.00% , 11/01/29 ..... 6,340 6,983,182

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2024E , GO , 5.00% , 08/01/30 ..... USD 9,200 $ 10,289,294
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,000 5,592,007
Series 2023B , GO , 5.00% , 08/01/30 ..... 305 341,112
Series 2022A , GO , 5.00% , 08/01/30 ..... 140 156,576
Series 2024A , GO , 5.00% , 08/01/30 ..... 155 173,352
Series 2025E , GO , 5.00% , 08/01/30 ..... 5,000 5,592,007
Series 2023 , COP , 5.00% , 11/01/30 ..... 100 112,609
University of Minnesota, Series 2019B, RB,
5.00%, 10/01/27 ................. 20 20,917
228,418,674
Mississippi — 0.5%
Mississippi Development Bank
Series A , RB , 5.00% , 08/01/26 ......... 2,020 2,041,825
Series 2024A , RB , 5.00% , 01/01/29 ..... 800 861,325
Series 2024B , RB , 5.00% , 01/01/30 ..... 120 132,226
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 305 306,736
Series 2017A , GO , 5.00% , 10/01/26 ..... 2,645 2,689,386
Series 2017A , GO , 5.00% , 10/01/27 ..... 305 318,898
Series 2017A , GO , 5.00% , 10/01/28 ..... 15,000 15,673,244
Series 2017A , GO , 5.00% , 10/01/30 ..... 2,150 2,245,164
Series 2017A , GO , 5.00% , 10/01/32 ..... 6,645 6,950,659
Series 2018A , GO , 5.00% , 11/01/32 ..... 3,185 3,246,670
Series 2017A , GO , 5.00% , 10/01/33 ..... 4,005 4,189,224
Series 2017A , GO , 5.00% , 10/01/34 ..... 3,040 3,179,835
Series 2016B , GO , 5.00% , 12/01/35 ..... 1,015 1,037,132
Series 2018A , GO , 5.00% , 11/01/36 ..... 2,105 2,145,758
State of Mississippi Gaming Tax
Series 2019A , RB , 5.00% , 10/15/26 ..... 1,000 1,015,848
Series 2015E , RB , 5.00% , 10/15/27 ..... 1,000 1,001,921
Series 2015E , RB , 5.00% , 10/15/28 ..... 4,755 4,764,974
51,800,825
Missouri — 1.0%
City of Kansas City
Series 2017C , RB , 5.00% , 09/01/28 ..... 145 150,333
Series 2025C , RB , 5.00% , 04/01/29 ..... 1,000 1,080,716
Series 2025C , RB , 5.00% , 04/01/30 ..... 1,200 1,323,179
City of Springfield
Series 2025 , RB , 5.00% , 08/01/26 ...... 5,000 5,053,377
Series 2025 , RB , 5.00% , 08/01/30 ...... 125 139,795
City of St. Louis
Series 2019C , RB , 5.00% , 07/01/27 ..... 2,000 2,067,999
Series 2005 , RB , 5.50% , 07/01/28 ( NPFGC ) 1,500 1,610,071
Curators of the University of Missouri (The)
Series 2024 , RB , 5.00% , 11/01/26 ...... 6,835 6,964,238
Series 2024 , RB , 5.00% , 11/01/28 ...... 3,400 3,651,337
Series 2024 , RB , 5.00% , 11/01/29 ...... 2,395 2,635,389
Kansas City Industrial Development Authority,
Series 2020B, RB, 5.00%, 03/01/27 ..... 2,955 3,031,509
Metropolitan St. Louis Sewer District, Series
2017A, RB, 5.00%, 05/01/26 ......... 3,810 3,827,645
Missouri Highway & Transportation Commission
Series A , RB , 5.00% , 05/01/26 ......... 1,575 1,578,547
Series 2019B , RB , 5.00% , 11/01/26 ..... 5,230 5,331,721
Series 2022A , RB , 5.00% , 05/01/27 ..... 15,000 15,511,946
Series 2025A , RB , 5.00% , 05/01/30 ..... 10,190 11,361,667
Missouri Joint Municipal Electric Utility
Commission
Series 2025 , RB , 5.00% , 12/01/26 ...... 7,150 7,288,342
Series 2023 , RB , 5.00% , 01/01/27 ...... 1,055 1,077,710
Series 2024 , RB , 5.00% , 01/01/27 ...... 675 689,811
Series 2023 , RB , 5.00% , 01/01/28 ...... 1,600 1,675,398
Series 2024 , RB , 5.00% , 01/01/28 ...... 770 805,437
Security
Par (000)
Par (000) Value
Missouri (continued)
Series 2025 , RB , 5.00% , 12/01/28 ...... USD 7,000 $ 7,499,866
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,265 1,356,203
Series 2025 , RB , 5.00% , 12/01/29 ...... 7,175 7,869,323
Series 2023 , RB , 5.00% , 01/01/30 ...... 1,065 1,170,218
Series 2024 , RB , 5.00% , 01/01/30 ...... 1,720 1,885,291
Missouri State Board of Public Buildings, Series
2020B, RB, 5.00%, 10/01/27 ......... 4,160 4,337,640
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 .......... 11,400 11,400,000
St Louis County School District C-2 Parkway,
Series 2025, GO, 5.50%, 03/01/28 ...... 1,360 1,450,691
113,825,399
Nebraska — 0.4%
City of Lincoln Electric System
Series 2018 , RB , 5.00% , 09/01/28 ...... 150 154,072
Series 2018 , RB , 5.00% , 09/01/29 ...... 1,030 1,057,245
Gretna Public Schools, Series 2022B, GO,
5.00%, 12/15/27 ................. 5,000 5,014,049
Nebraska Public Power District
Series B , RB , 5.00% , 01/01/27 ......... 785 802,880
Series B , RB , 5.00% , 01/01/28 ......... 685 700,091
Series 2023A , RB , 5.00% , 07/01/28 ..... 8,795 9,241,279
Series C , RB , 5.00% , 01/01/29 ......... 1,225 1,227,475
Omaha Public Power District
Series 2025C , RB , 5.00% , 02/01/27 ..... 2,110 2,165,416
Series 2018A , RB , 5.00% , 02/01/29 ..... 110 115,917
Series 2019A , RB , 5.00% , 02/01/30 ..... 1,275 1,376,678
Series 2024B , RB , 5.00% , 02/01/30 ..... 305 337,923
Series 2025A , RB , 5.00% , 02/01/30 ..... 2,060 2,282,368
Series 2025B , RB , 5.00% , 02/01/30 ..... 1,600 1,772,713
Series 2025B , RB , 5.00% , 02/01/31 ..... 2,000 2,263,721
Omaha School District, Series 2016, GO,
5.00%, 12/15/29 ................. 1,630 1,663,421
Public Power Generation Agency
Series 2024A , RB , 5.00% , 01/01/27 ..... 1,365 1,396,067
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,190 4,507,602
Series 2024A , RB , 5.00% , 01/01/30 ..... 2,630 2,893,894
38,972,811
Nevada — 1.3%
Clark County School District
Series 2021B , GO , 5.00% , 06/15/26 ..... 7,835 7,897,871
Series 2024C , GO , 5.00% , 06/15/26 ..... 4,780 4,818,357
Series 2020B , GO , 5.00% , 06/15/27 ( BAM ) 5,245 5,440,222
Series 2025B , GO , 5.00% , 06/15/27 ..... 3,000 3,107,773
Series 2018B , GO , 5.00% , 06/15/28 ( BAM ) 220 233,892
Series 2019B , GO , 5.00% , 06/15/28 ..... 5,000 5,315,720
Series 2020A , GO , 5.00% , 06/15/28 ..... 500 531,572
Series 2024B , GO , 5.00% , 06/15/29 ..... 11,185 12,163,300
Series 2025B , GO , 5.00% , 06/15/30 ..... 6,115 6,796,415
Series 2026A , GO , 5.00% , 06/15/31
(a)
.... 5,000 5,660,903
County of Clark
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,470 1,483,747
Series 2016B , GO , 5.00% , 11/01/27 ..... 15,030 15,300,523
Series 2017 , GO , 2.38% , 11/01/28 ...... 4,650 4,634,954
Series 2016B , GO , 5.00% , 11/01/28 ..... 800 815,580
Series 2016A , GO , 5.00% , 11/01/28 ..... 10,350 10,399,675
Series 2017 , GO , 2.50% , 11/01/29 ...... 5,780 5,772,366
Series 2016B , GO , 5.00% , 11/01/29 ..... 2,150 2,191,870
County of Clark Department of Aviation
Series 2019D , RB , 5.00% , 07/01/26 ..... 4,245 4,283,620
Series 2024A , RB , 5.00% , 07/01/26 ..... 3,845 3,879,981
Series 2024A , RB , 5.00% , 07/01/28 ..... 5,000 5,323,388
Series 2024A , RB , 5.00% , 07/01/29 ..... 11,080 12,092,927

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2019D , RB , 5.00% , 07/01/30 ..... USD 2,080 $ 2,266,345
Series 2024A , RB , 5.00% , 07/01/30 ..... 3,015 3,362,478
County of Washoe
Series 2021 , GO , 5.00% , 07/01/26 ...... 5,045 5,091,337
Series 2021 , GO , 5.00% , 07/01/27 ...... 1,535 1,592,033
Las Vegas Valley Water District
Series 2021A , GO , 5.00% , 06/01/26 ..... 4,000 4,028,799
Series 2022A , GO , 5.00% , 06/01/26 ..... 5,825 5,866,938
State of Nevada, Series 2019A, GO,
5.00%, 05/01/26 ................. 120 120,560
State of Nevada Highway Improvement, Series
2018, RB, 5.00%, 12/01/30 .......... 2,680 2,851,737
143,324,883
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank
Series 2025B , RB , 5.00% , 08/15/27 ..... 1,000 1,041,496
Series 2016D , RB , 4.00% , 08/15/28 ..... 1,500 1,511,322
Series 2017B , RB , 5.00% , 08/15/28 ( ST
INTERCEPT ) .................. 1,620 1,686,562
Series 2025B , RB , 5.00% , 08/15/30 ..... 1,025 1,147,715
State of New Hampshire, Series 2023A, GO,
5.00%, 02/15/27 ................. 2,475 2,543,798
7,930,893
New Jersey — 4.0%
County of Hudson
Series 2020 , GO , 3.00% , 11/15/28 ...... 9,000 9,153,913
Series 2020 , GO , 3.00% , 11/15/30 ...... 8,620 8,714,111
County of Monmouth
Series 2014 , GO , 3.00% , 03/01/26 ...... 5,000 5,000,000
Series 2022ACDE , GO , 5.00% , 01/15/28 .. 4,620 4,872,644
Garden State Preservation Trust, Series 2005A,
RB, 5.75%, 11/01/28 .............. 4,910 5,199,507
New Jersey Economic Development Authority
Series XX , RB , 4.25% , 06/15/26 ........ 3,070 3,072,312
Series 2021QQQ , RB , 5.00% , 06/15/26 ... 875 881,882
Series 2018FFF , RB , 5.00% , 06/15/26 .... 3,000 3,023,595
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 10,000 10,162,378
Series 2022A , RB , 5.00% , 11/01/26 ..... 1,100 1,120,219
Series B , RB , 5.00% , 11/01/26 ......... 3,050 3,106,061
Series XX , RB , 5.25% , 06/15/27 ........ 1,065 1,066,346
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,235 1,291,702
Series 2023RRR , RB , 5.00% , 03/01/28 ... 39,535 41,740,385
Series 2018FFF , RB , 5.00% , 06/15/28 .... 6,180 6,562,231
Series 2021QQQ , RB , 5.00% , 06/15/28 ... 750 796,387
Series BBB , RB , 5.50% , 06/15/30 ....... 13,160 13,514,911
Series 2017DDD , RB , 5.00% , 06/15/31 ... 1,500 1,556,645
Series 2017DDD , RB , 5.00% , 06/15/32 ... 1,000 1,037,763
Series AAA , RB , 5.50% , 06/15/32 ....... 5,000 5,134,845
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/26 ..... 6,770 6,770,000
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,045 2,064,561
Series 2016B , RB , 5.00% , 07/01/26 ..... 355 358,396
Series 2022A , RB , 5.00% , 03/01/27 ..... 19,560 20,129,114
Series 2024A , RB , 5.00% , 05/15/27 ..... 3,435 3,552,317
Series 2024A , RB , 5.00% , 08/01/27 ..... 6,885 7,161,030
Series 2021C , RB , 5.00% , 03/01/29 ..... 4,800 5,217,101
Series 2016A , RB , 5.00% , 07/01/29 ..... 1,120 1,129,970
New Jersey Transportation Trust Fund Authority
Series 2021A , RB , 5.00% , 06/15/26 ..... 1,070 1,078,416
Series 2006C , RB , 0.00% , 12/15/26
( AMBAC )
(b)
.................... 2,730 2,680,309
Series 2010A , RB , 0.00% , 12/15/26
(b)
.... 765 751,076
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2018A , RB , 5.00% , 12/15/26 ..... USD 2,085 $ 2,130,422
Series 2021A , RB , 5.00% , 06/15/27 ..... 5,755 5,959,883
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 1,460 1,470,742
Series 2006C , RB , 0.00% , 12/15/27 ( BHAC-
CR, MBIA )
(b)
................... 10,935 10,508,827
Series 2010A , RB , 0.00% , 12/15/27
(b)
.... 16,465 15,770,314
Series 2018A , RB , 5.00% , 12/15/27 ..... 3,500 3,672,302
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 3,700 3,728,359
Series 2023AA , RB , 5.00% , 06/15/28 .... 4,920 5,227,832
Series 2018A , RB , 5.00% , 06/15/28 ..... 3,240 3,264,834
Series 2008A , RB , 0.00% , 12/15/28
(b)
.... 6,870 6,415,088
Series 2018A , RB , 5.00% , 12/15/28 ..... 3,505 3,771,265
Series 2019A , RB , 5.00% , 12/15/28 ..... 14,125 15,194,065
Series 2016A-1 , RB , 5.00% , 06/15/29 .... 8,075 8,135,384
Series 2006C , RB , 0.00% , 12/15/29
(b)
.... 5,145 4,698,369
Series 2018A , RB , 5.00% , 06/15/30 ..... 6,070 6,113,921
Series 2025AA , RB , 5.00% , 06/15/30 .... 4,100 4,563,088
Series 2006C , RB , 0.00% , 12/15/30
( NPFGC )
(b)
.................... 4,500 3,977,796
New Jersey Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/27 ..... 2,950 3,020,149
Series 2020D , RB , 5.00% , 01/01/28 ..... 1,300 1,343,537
Series 2017A , RB , 5.00% , 01/01/29 ..... 3,920 4,013,305
Series 2017B , RB , 5.00% , 01/01/29 ..... 1,000 1,051,597
Series 2025B , RB , 5.00% , 01/01/29 ..... 15,000 16,197,500
Series 2017A , RB , 5.00% , 01/01/30 ..... 3,480 3,561,369
Series 2017E , RB , 5.00% , 01/01/30 ..... 4,520 4,748,726
Series 2025B , RB , 5.00% , 01/01/30 ..... 25,690 28,388,156
State of New Jersey
Series 2020A , GO , 5.00% , 06/01/26 ..... 23,545 23,718,948
Series 2020A , GO , 5.00% , 06/01/27 ..... 11,940 12,388,389
GO , 5.00% , 06/01/28 ............... 5,000 5,178,873
Series 2020A , GO , 5.00% , 06/01/28 ..... 18,650 19,862,644
Series 2020A , GO , 5.00% , 06/01/29 ..... 5,060 5,522,368
Series 2020A , GO , 4.00% , 06/01/30 ..... 20,710 22,260,293
433,758,472
New Mexico — 0.9%
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/15/26 ..... 470 473,928
Series 2021A , RB , 5.00% , 06/15/26 ..... 2,365 2,384,766
Series 2025C , RB , 5.00% , 12/15/26 ..... 1,500 1,534,696
Series 2018A , RB , 4.00% , 06/01/29 ..... 5,765 5,989,143
Series 2021A , RB , 5.00% , 06/15/29 ..... 120 131,098
Series 2025C , RB , 5.00% , 12/15/29 ..... 1,130 1,249,548
Series 2018A , RB , 5.00% , 06/15/30 ..... 4,320 4,590,812
Series 2021A , RB , 5.00% , 06/15/30 ..... 5,245 5,861,558
Series 2025C , RB , 5.00% , 12/15/30 ..... 6,560 7,409,003
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/26 ...... 1,875 1,875,000
Series 2023 , GO , 5.00% , 03/01/26 ...... 6,140 6,140,000
Series 2026 , GO , 5.00% , 03/01/27 ...... 15,000 15,436,589
Series 2023 , GO , 5.50% , 03/01/28 ...... 5,275 5,631,258
Series 2025 , GO , 5.00% , 03/01/29 ...... 5,000 5,419,132
State of New Mexico Severance Tax Permanent
Fund
Series 2021A , RB , 5.00% , 07/01/26 ..... 7,865 7,940,259
Series 2022A , RB , 5.00% , 07/01/26 ..... 15,000 15,143,534
Series 2025A , RB , 5.00% , 07/01/29 ..... 1,460 1,591,358
Series 2025A , RB , 5.00% , 07/01/30 ..... 8,600 9,586,251
98,387,933

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York — 12.6%
Battery Park City Authority
Series 2019D-2 , RB , VRDN, ( TD Bank NA
SBPA ), 1.90% , 03/03/26
(c)
.......... USD 6,750 $ 6,750,000
Series 2019D-1 , RB , VRDN, ( TD Bank NA
SBPA ), 1.93% , 03/03/26
(c)
.......... 8,890 8,890,000
Series 2023B , RB , 5.00% , 11/01/28 ..... 2,000 2,161,577
City of New York
Series 2021F-1 , GO , 5.00% , 03/01/26 .... 4,025 4,025,000
Series 2025, Sub-Series G-3 , GO , VRDN,
( TD Bank NA SBPA ), 1.90% , 03/03/26
(c)
7,550 7,550,000
Series 2025G, Sub-Series G-2 , GO ,
VRDN, ( Bank of America NA SBPA ),
2.00% , 03/03/26
(c)
............... 16,500 16,500,000
Series 2018B-4 , GO , VRDN, ( Barclays Bank
plc SBPA ), 2.00% , 03/03/26
(c)
....... 14,440 14,440,000
Series 2008J-9 , GO , 3.00% , 08/01/26 .... 90 90,282
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 145 146,739
Series 2020-1 , GO , 5.00% , 08/01/26 ..... 2,480 2,509,739
Series 2019E , GO , 5.00% , 08/01/26 ..... 330 333,957
Series 2021C , GO , 5.00% , 08/01/26 ..... 715 723,574
Series 2018C , GO , 5.00% , 08/01/26 ..... 280 283,358
Series 2018A , GO , 5.00% , 08/01/26 ..... 840 850,073
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 11,445 11,582,244
Series A , GO , 5.00% , 08/01/26 ........ 700 708,394
Series C , GO , 5.00% , 08/01/26 ........ 2,365 2,393,360
Series 2008J-11 , GO , 5.00% , 08/01/26 ... 720 728,634
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 830 839,953
Series E , GO , 5.00% , 08/01/26 ........ 2,315 2,342,761
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 3,630 3,673,530
Series 2022-1 , GO , 5.00% , 09/01/26 ..... 1,245 1,262,987
Series 2021F-1 , GO , 5.00% , 03/01/27 .... 2,710 2,788,714
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/27 ................ 1,135 1,170,677
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 4,000 4,164,072
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 12,680 13,200,108
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 130,127
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,090 1,134,710
Series 2021C , GO , 5.00% , 08/01/27 ..... 1,830 1,905,063
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/27 ................ 9,300 9,681,467
Series 2018A , GO , 5.00% , 08/01/27 ..... 335 348,741
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 3,610 3,758,075
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/27 ................ 3,000 3,130,269
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 16,000 16,770,578
Series 2024C , GO , 5.00% , 03/01/28 ..... 1,750 1,850,937
Series 2008L-6 , GO , 5.00% , 04/01/28 .... 2,035 2,155,010
Series E , GO , 5.00% , 08/01/28 ........ 3,300 3,338,214
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 5,000 5,341,096
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 4,925 5,260,980
Series 2008J-5 , GO , 5.00% , 08/01/28 .... 2,730 2,916,238
Series 2018-1 , GO , 5.00% , 08/01/28 ..... 2,750 2,855,093
Series 2023A-1 , GO , 5.00% , 09/01/28 .... 2,010 2,151,786
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 1,125 1,206,926
Series 2024C , GO , 5.00% , 03/01/29 ..... 2,750 2,981,774
Series 2024D , GO , 5.00% , 04/01/29 ..... 10,000 10,865,033
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/29 ................ 100 108,650
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 4,140 4,498,124
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 10,335 11,320,967
Series 2024E , GO , 5.00% , 08/01/29 ..... 1,345 1,473,314
Series C , GO , 5.00% , 08/01/29 ........ 12,665 12,692,503
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/29 ................ 1,095 1,107,726
Series 2025A , GO , 5.00% , 08/01/29 ..... 7,500 8,215,506
Security
Par (000)
Par (000) Value
New York (continued)
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/29 ................ USD 5,000 $ 5,477,004
Series 2025F , GO , 5.00% , 08/01/29 ..... 7,500 8,215,506
Series E , GO , 5.00% , 08/01/29 ........ 445 450,172
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/29 ................ 2,500 2,744,073
Series 2024C , GO , 5.00% , 03/01/30 ..... 4,180 4,627,738
Series 2024D , GO , 5.00% , 04/01/30 ..... 1,705 1,890,958
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,150 5,751,714
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/30 ................ 21,590 24,112,524
Series 2024A , GO , 5.00% , 08/01/30 ..... 2,250 2,512,885
Series 2021A-1 , GO , 5.00% , 08/01/30 .... 155 173,081
Series 2025F , GO , 5.00% , 08/01/30 ..... 5,000 5,584,188
Series 2026D , GO , 5.00% , 10/01/30 ..... 5,000 5,603,305
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 2,555 2,785,616
Series 2018B-1 , GO , 5.25% , 10/01/30 .... 1,305 1,364,893
City of Yonkers
Series 2026D , GO , 5.00% , 08/01/29 ..... 500 548,255
Series 2026D , GO , 5.00% , 08/01/30 ..... 810 909,063
Empire State Development Corp.
Series 2016A , RB , 5.00% , 03/15/26 ..... 5,100 5,105,484
Series 2017C , RB , 5.00% , 03/15/26 ..... 1,120 1,121,177
Series 2020E , RB , 5.00% , 03/15/26 ..... 10,000 10,010,505
Series 2021A , RB , 5.00% , 03/15/26 ..... 25,155 25,181,425
Series 2017C , RB , 5.00% , 03/15/27 ..... 11,400 11,754,879
Series 2020C , RB , 5.00% , 03/15/27 ..... 4,020 4,143,176
Series 2022A , RB , 5.00% , 09/15/27 ..... 25,130 26,285,188
Series 2017A , RB , 5.00% , 03/15/28 ..... 2,615 2,696,404
Series 2022A , RB , 5.00% , 09/15/28 ..... 26,825 28,844,324
Series 2020A , RB , 5.00% , 03/15/29 ..... 190 207,051
Series 2017A , RB , 5.00% , 03/15/30 ..... 1,000 1,027,497
Hudson Yards Infrastructure Corp., Series
2017A, RB, 5.00%, 02/15/27 ......... 10,005 10,290,698
Long Island Power Authority
Series 2025C , RB , VRDN, ( Royal Bank of
Canada LOC ), 1.85% , 03/10/26
(c)
..... 18,250 18,250,000
Series 2021B , RB , VRDN, 1.50% , 09/01/26
(c)
390 387,488
Series 1998A , RB , 0.00% , 12/01/26 ( AGM )
(b)
1,500 1,473,689
Series 2019A , RB , 5.00% , 09/01/27 ..... 1,800 1,880,202
Series 2022B , RB , VRDN, 5.00% , 09/01/27
(c)
5,340 5,473,242
Series 2024A , RB , 5.00% , 09/01/27 ..... 700 731,190
Series 2025B , RB , VRDN, 3.00% , 09/01/28
(c)
9,975 10,061,159
Series 2024A , RB , 5.00% , 09/01/28 ..... 1,000 1,072,993
Series 2023F , RB , 5.00% , 09/01/28 ..... 3,340 3,583,796
Series 2024B , RB , VRDN, 3.00% , 09/01/29
(c)
14,075 14,141,815
Series 2024A , RB , 5.00% , 09/01/29 ..... 625 687,505
Series 2025 , RB , 5.00% , 09/01/30 ...... 1,500 1,688,223
Metropolitan Transportation Authority
Series 2005D2 , RB , VRDN, ( Bank of America
NA LOC ), 2.00% , 03/03/26
(c)
........ 5,690 5,690,000
Series 2015E-1 , RB , VRDN, ( Barclays Bank
plc LOC ), 2.00% , 03/03/26
(c)
........ 10,000 10,000,000
Series 2015E-3 , RB , VRDN, ( Bank of
America NA LOC ), 2.00% , 03/03/26
(c)
.. 3,150 3,150,000
Series 2020E , RB , 4.00% , 11/15/26 ..... 3,540 3,585,186
Series 2016B , RB , 5.00% , 11/15/26 ..... 12,295 12,537,160
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 509,848
Series 2017B , RB , 5.00% , 11/15/26 ..... 1,430 1,458,165
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 9,430 9,615,731
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 1,500 1,437,902
Series 2020E , RB , 5.00% , 11/15/27 ..... 5,000 5,236,808
Series 2016D , RB , 5.00% , 11/15/27 ..... 6,995 7,115,791
Series 2018B , RB , 5.00% , 11/15/28 ..... 1,400 1,504,695
Series 2016D , RB , 5.00% , 11/15/28 ..... 2,000 2,034,310

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2020E , RB , 5.00% , 11/15/28 ..... USD 6,500 $ 6,986,082
Series 2025B , RB , 5.00% , 11/15/28 ..... 1,470 1,579,929
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,720 1,815,084
Series A-2 , RB , 5.00% , 11/15/28 ....... 9,110 9,366,195
Series 2016D , RB , 5.00% , 11/15/29 ..... 1,865 1,896,897
Series 2025A , RB , 5.00% , 11/15/29 ..... 500 549,994
Series 2025B , RB , 5.00% , 11/15/29 ..... 13,665 15,031,322
Series 2017D , RB , 5.00% , 11/15/30 ..... 2,710 2,857,693
Series 2025B , RB , 5.00% , 11/15/30 ..... 13,335 14,967,439
Metropolitan Transportation Authority Dedicated
Tax Fund, Series 2016A, RB, 5.25%, 11/15/29 11,530 11,768,295
Monroe County Industrial Development Corp.,
Series 2025A, RB, 5.00%, 07/01/30 ..... 1,425 1,595,993
New York City Municipal Water Finance Authority
Series 2014AA-3 , RB , VRDN, ( TD Bank NA
SBPA ), 1.90% , 03/03/26
(c)
.......... 8,465 8,465,000
Series AA-2 , RB , VRDN, ( JPMorgan Chase
Bank NA SBPA ), 1.90% , 03/03/26
(c)
... 1,100 1,100,000
Series 2011FF-1 , RB , VRDN, ( Bank of
America NA SBPA ), 2.00% , 03/03/26
(c)
. 9,525 9,525,000
Series 2023CC , RB , VRDN, ( Barclays Bank
plc SBPA ), 2.00% , 03/03/26
(c)
....... 7,915 7,915,000
Series BB , RB , VRDN, ( TD Bank NA SBPA ),
1.86% , 03/10/26
(c)
............... 10,000 10,000,000
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 1,750 1,790,032
Series 2024BB-2 , RB , 5.00% , 06/15/28 ... 5,715 6,097,805
Series 2024BB-2 , RB , 5.00% , 06/15/29 ... 3,250 3,559,804
Series 2020EE , RB , 5.00% , 06/15/30 .... 100 112,170
Series 2025CC , RB , 5.00% , 06/15/30 .... 1,000 1,121,696
Series BB-2 , RB , 5.00% , 06/15/30 ...... 4,945 5,125,966
New York City Transitional Finance Authority
Building Aid
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 1,565 1,582,080
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 155,869
Series 2019S-2A , RB , 5.00% , 07/15/27
( SAW ) ....................... 125 129,891
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 205 213,021
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 280 290,956
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 150 155,952
Series 2019S-3A , RB , 5.00% , 07/15/30
( SAW ) ....................... 6,440 6,872,264
Series 2026S-2 , RB , 5.00% , 07/15/30 ( SAW ) 4,405 4,956,193
New York City Transitional Finance Authority
Future Tax Secured
Series 2013C-4 , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 1.90% , 03/03/26
(c)
7,500 7,500,000
Series 2019A-4 , RB , VRDN, ( JPMorgan
Chase Bank NA SBPA ), 1.90% , 03/03/26
(c)
11,160 11,160,000
Series 2024A-1 , RB , 5.00% , 05/01/26 .... 2,700 2,712,829
Series B , RB , 5.00% , 08/01/26 ......... 350 354,114
Series 2022B-1 , RB , 5.00% , 08/01/26 .... 780 789,201
Series C , RB , 5.00% , 11/01/26 ......... 525 535,211
Series 2023C-1 , RB , 5.00% , 11/01/26 .... 2,000 2,038,899
Series 2023B-1 , RB , 5.00% , 11/01/26 .... 8,980 9,154,657
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 10,545 10,750,096
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 3,715 3,787,255
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 12,070 12,304,757
Series 2021A , RB , 5.00% , 11/01/26 ..... 6,045 6,162,573
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 2,315 2,410,816
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 475 498,084
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,075 1,127,243
Series 2023B-1 , RB , 5.00% , 11/01/27 .... 12,525 13,133,692
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023E-1 , RB , 5.00% , 11/01/27 .... USD 15,485 $ 16,237,543
Series 2021G-1 , RB , 5.00% , 11/01/27 .... 2,925 3,067,150
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/27 ................ 7,500 7,864,487
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/28 ................ 1,410 1,488,673
Series 2025C , RB , 5.00% , 05/01/28 ..... 3,000 3,179,904
Series 2024B , RB , 5.00% , 05/01/28 ..... 4,000 4,239,872
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 5,560 5,968,615
Series 2024D-1 , RB , 5.00% , 11/01/28 .... 12,680 13,611,877
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 8,000 8,587,935
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/28 ................ 2,500 2,683,730
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/29 ................ 1,470 1,587,054
Series 2025D , RB , 5.00% , 05/01/29 ..... 55 59,757
Series 2024G-1 , RB , 5.00% , 05/01/29 .... 8,225 8,936,323
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/29 ................ 1,250 1,358,104
Series B , RB , 5.00% , 08/01/29 ......... 1,275 1,289,233
Series 2025E , RB , 5.00% , 11/01/29 ..... 9,800 10,774,184
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/29 ................ 3,500 3,847,923
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/29 ................ 10,000 10,994,065
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 20,850 22,922,626
Series 2021F-1 , RB , 5.00% , 11/01/29 .... 555 610,171
Series 2026C , RB , 5.00% , 11/01/29 ..... 2,050 2,253,783
Series 2026, Sub-Series F-1 , RB ,
5.00% , 02/01/30 ................ 1,800 1,989,733
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/30 ................ 1,165 1,294,822
Series 2026B , RB , 5.00% , 05/01/30 ..... 10,000 11,114,351
Series 2025H, Sub-Series H-1 , RB ,
5.00% , 11/01/30 ................ 370 415,516
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/30 ................ 2,420 2,717,699
Series 2026, Sub-Series D-1 , RB ,
5.00% , 11/01/30 ................ 21,500 24,144,848
Series 2010, Sub-Series F-5 , RB ,
5.00% , 02/01/31 ................ 1,425 1,606,945
Series 2001C , RB , 5.00% , 02/01/31 ..... 1,790 1,991,693
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 03/15/26 ..... 765 765,803
Series 2021E , RB , 5.00% , 03/15/26 ..... 13,755 13,769,450
Series 2019A , RB , 5.00% , 03/15/26 ..... 535 535,562
Series 2018E , RB , 5.00% , 03/15/26 ..... 670 670,703
Series 2018C , RB , 5.00% , 03/15/26 ..... 525 525,551
Series 2018A , RB , 5.00% , 03/15/26 ..... 295 295,292
Series 2021A , RB , 5.00% , 03/15/26 ..... 3,705 3,708,892
Series 2017A , RB , 5.00% , 03/15/26 ..... 775 775,813
Series 2017A , RB , 5.00% , 02/15/27 ..... 320 329,004
Series 2019D , RB , 5.00% , 02/15/27 ..... 4,275 4,387,088
Series 2019A , RB , 5.00% , 03/15/27 ..... 5,735 5,910,534
Series 2018A , RB , 5.00% , 03/15/27 ..... 9,565 9,857,761
Series 2018C , RB , 5.00% , 03/15/27 ..... 4,625 4,765,594
Series 2025B , RB , 5.00% , 07/01/27 ..... 1,590 1,652,169
Series 2021E , RB , 5.00% , 03/15/28 ..... 18,130 19,201,537
Series 2016A , RB , 5.00% , 03/15/28 ..... 380 385,632
Series 2021A , RB , 5.00% , 03/15/28 ..... 14,180 15,018,081
Series 2025C , RB , 5.00% , 03/15/28 ..... 1,250 1,323,879
Series 2020A , RB , 5.00% , 03/15/28 ..... 7,750 8,212,336
Series 2024A , RB , 5.00% , 07/01/28 ..... 15,000 15,794,054

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2025A , RB , 5.00% , 07/01/28 ..... USD 2,675 $ 2,851,288
Series 2024A , RB , 5.00% , 10/01/28 ..... 2,900 3,118,010
Series 2017A , RB , 5.00% , 02/15/29 ..... 10,000 10,281,363
Series 2024A , RB , 5.00% , 03/15/29 ..... 9,935 10,766,729
Series 2024B , RB , 5.00% , 03/15/29 ..... 2,750 2,993,098
Series 2025A , RB , 5.00% , 03/15/29 ..... 5,145 5,593,468
Series 2023A , RB , 5.00% , 03/15/29 ..... 11,630 12,655,744
Series 2016A , RB , 5.00% , 07/01/29 ..... 315 320,579
Series 2025A , RB , 5.00% , 07/01/29 ..... 4,210 4,599,420
Series 2025A , RB , 5.00% , 10/01/29 ..... 2,905 3,203,425
Series 2016A , RB , 5.00% , 02/15/30 ..... 1,000 1,012,267
Series 2017A , RB , 5.00% , 02/15/30 ..... 6,430 6,603,206
Series 2019A , RB , 5.00% , 03/15/30 ..... 6,070 6,570,420
Series 2024A , RB , 5.00% , 03/15/30 ..... 4,450 4,956,217
Series 2016A , RB , 5.00% , 03/15/30 ..... 10,000 10,148,989
Series 2018A , RB , 5.00% , 03/15/30 ..... 1,725 1,847,542
Series 2025A , RB , 5.00% , 03/15/30 ..... 5,250 5,855,856
Series 2025C , RB , 5.00% , 03/15/30 ..... 4,515 5,028,611
Series 2025A , RB , 5.00% , 07/01/30 ..... 3,500 3,906,751
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,905 2,133,926
Series 2023A-2 , RB , 5.00% , 09/15/30 .... 9,265 10,309,765
Series 2024A , RB , 5.00% , 03/15/31 ..... 1,000 1,138,053
New York State Environmental Facilities Corp.
Series 2016A , RB , 4.00% , 06/15/26 ..... 25 25,139
Series 2017A , RB , 5.00% , 06/15/27 ..... 3,785 3,928,582
Series 2018A , RB , 5.00% , 06/15/27 ..... 70 72,655
Series 2021A , RB , 5.00% , 06/15/27 ..... 650 674,657
Series 2022A , RB , 5.00% , 06/15/27 ..... 2,750 2,854,320
Series 2026A , RB , 5.00% , 06/15/27
(a)
.... 1,250 1,295,899
Series 2016A , RB , 5.00% , 06/15/29 ..... 4,345 4,380,210
Series 2024A , RB , 5.00% , 06/15/29 ..... 10,000 10,946,557
Series 2017A , RB , 5.00% , 06/15/30 ..... 2,835 2,938,919
Series 2026A , RB , 5.00% , 06/15/31
(a)
.... 4,000 4,577,585
New York State Thruway Authority
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 5,140 5,145,400
Series 2026A , RB , 5.00% , 01/01/27 ..... 700 717,173
Series P , RB , 5.00% , 01/01/29 ......... 3,710 4,019,184
Series Q , RB , 5.00% , 01/01/29 ........ 10,000 10,833,379
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 5,000 5,429,669
Series Q , RB , 5.00% , 01/01/30 ........ 10,000 11,113,403
Series 2025A , RB , 5.00% , 03/15/30 ..... 5,000 5,560,575
Port Authority of New York & New Jersey
Series 250 , RB , 5.00% , 10/15/26 ....... 5,000 5,091,968
Series 205 , RB , 5.00% , 11/15/26 ....... 580 591,859
Series 230 , RB , 4.00% , 12/01/26 ....... 415 421,151
Series 222 , RB , 5.00% , 07/15/27 ....... 510 530,238
Series 250 , RB , 5.00% , 10/15/27 ....... 5,000 5,239,801
Series 230 , RB , 4.00% , 12/01/27 ....... 665 688,008
Series 243 , RB , 5.00% , 12/01/27 ....... 1,850 1,945,614
Series 230 , RB , 4.00% , 12/01/28 ....... 1,500 1,580,784
Series 243 , RB , 5.00% , 12/01/28 ....... 5,835 6,307,755
Series 248 , RB , 5.00% , 01/15/30 ....... 1,310 1,457,935
Series 250 , RB , 5.00% , 10/15/30 ....... 5,000 5,661,717
Triborough Bridge & Tunnel Authority
Series 2005B-4A , RB , VRDN, ( TD Bank NA
LOC ), 1.90% , 03/03/26
(c)
........... 900 900,000
Series 2005A , RB , VRDN, ( Barclays Bank plc
LOC ), 1.75% , 03/10/26
(c)
........... 11,940 11,940,000
Series 2021A-2 , RB , VRDN,
2.00% , 05/15/26
(c)
............... 2,075 2,073,394
Series 2022B , RB , 4.00% , 05/15/26 ..... 5,000 5,019,501
Series 2021B-2 , RB , VRDN,
5.00% , 05/15/26
(c)
............... 2,000 2,010,475
Series 2021C-1B , RB , VRDN,
5.00% , 05/15/26
(c)
............... 2,500 2,513,094
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017C-1 , RB , 5.00% , 11/15/26 .... USD 4,950 $ 5,052,994
Series 2023A , RB , 5.00% , 11/15/27 ..... 10,700 11,237,489
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,216,115
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 5,635 5,872,222
Series 2022B , RB , 5.00% , 05/15/28 ..... 3,500 3,726,051
Series 2023A , RB , 5.00% , 11/15/28 ..... 485 523,408
Series 2023B , RB , 5.00% , 11/15/28 ..... 5,000 5,356,166
Series 2022D-1A , RB , 5.00% , 11/15/28 ... 990 1,068,127
Series 2013A , RB , 0.00% , 11/15/29
(b)
.... 4,235 3,844,190
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/29 ................ 1,040 1,151,457
Series B , RB , 5.00% , 11/15/29 ......... 5,120 5,297,407
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 06/15/28 ..... 4,965 5,001,928
Series 2016A , RB , 5.00% , 12/15/28 ..... 1,565 1,576,685
Series 2022TE-1 , RB , 5.00% , 12/15/28 ... 8,500 8,693,766
Series 2023TE-1 , RB , 5.00% , 12/15/28 ... 3,000 3,061,511
Series 2022TE-1 , RB , 5.00% , 12/15/29 ... 1,485 1,620,429
Series 2016B , RB , 5.00% , 12/15/30 ..... 1,025 1,032,505
Series 2025TE-2 , RB , 5.00% , 12/15/30 ... 2,830 3,052,243
1,374,526,741
North Carolina — 1.9%
City of Charlotte
Series 2021A , GO , 5.00% , 06/01/26 ..... 1,455 1,465,381
Series 2025A , RB , 5.00% , 07/01/29 ..... 2,435 2,656,785
Series 2023B , COP , 5.00% , 06/01/30 .... 1,000 1,114,894
Series 2021A , RB , 5.00% , 07/01/30 ..... 1,750 1,952,454
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,500 1,673,532
City of Charlotte Water & Sewer System
Series 2022A , RB , 5.00% , 07/01/30 ..... 100 111,995
Series 2024 , RB , 5.00% , 07/01/30 ...... 310 347,185
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 2,360 2,534,020
City of Raleigh
Series 2016A , GO , 5.00% , 09/01/26 ..... 3,095 3,140,101
Series 2012B , GO , 3.00% , 04/01/28 ..... 7,120 7,121,789
Series 2024 , RB , 5.00% , 10/01/30 ...... 100 112,228
City of Raleigh Combined Enterprise System
Series 2023 , RB , 5.00% , 09/01/27 ...... 1,110 1,157,948
Series 2023 , RB , 5.00% , 09/01/30 ...... 2,500 2,811,186
City of Winston-Salem Water & Sewer System,
Series 2020A, RB, 5.00%, 06/01/26 ..... 5,045 5,081,246
County of Cabarrus
Series 2024B , RB , 5.00% , 08/01/26 ..... 4,510 4,563,236
Series 2024B , RB , 5.00% , 08/01/29 ..... 1,250 1,370,333
County of Forsyth, Series 2021B, GO,
4.00%, 03/01/26 ................. 130 130,000
County of Guilford
Series 2017B , GO , 5.00% , 05/01/26 ..... 70 70,328
Series 2017 , GO , 5.00% , 03/01/27 ...... 1,000 1,028,895
Series 2017B , GO , 5.00% , 05/01/27 ..... 1,500 1,550,473
Series 2024 , GO , 5.00% , 03/01/28 ...... 5,000 5,286,877
Series 2025 , GO , 5.00% , 03/01/30 ...... 1,565 1,740,564
County of Mecklenburg
Series 2019 , GO , 5.00% , 03/01/26 ...... 1,150 1,150,000
Series 2022 , GO , 5.00% , 09/01/26 ...... 1,125 1,141,338
Series 2016B , GO , 5.00% , 12/01/26 ..... 1,780 1,818,840
Series 2017A , GO , 5.00% , 04/01/27 ..... 55 56,738
Series 2015A , GO , 5.00% , 04/01/28 ..... 5,000 5,011,275
Series 2019 , GO , 5.00% , 03/01/30 ...... 5,745 6,233,172
Series 2025 , RB , 5.00% , 02/01/31 ...... 1,830 2,070,484
County of Union, Series 2023, GO,
5.00%, 09/01/27 ................. 5,935 6,187,789

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
County of Wake
Series 2016A , GO , 5.00% , 03/01/26 ..... USD 80 $ 80,000
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,685 1,685,000
Series 2021 , GO , 5.00% , 04/01/26 ...... 5,845 5,858,511
Series 2022A , GO , 5.00% , 02/01/27 ..... 4,725 4,850,444
Series 2019A , GO , 5.00% , 03/01/27 ..... 2,625 2,701,113
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,245 1,284,067
Series 2023A , GO , 5.00% , 05/01/27 ..... 10,630 10,988,930
Series 2023A , GO , 5.00% , 05/01/28 ..... 1,015 1,078,198
Series 2023B , GO , 5.00% , 05/01/29 ..... 2,240 2,441,980
Series 2025A , RB , 5.00% , 05/01/29 ..... 2,500 2,722,214
Series 2025A , GO , 5.00% , 04/01/30 ..... 5,560 6,197,485
Series 2025A , RB , 5.00% , 05/01/30 ..... 2,110 2,352,701
North Carolina Municipal Power Agency No. 1
Series A , RB , 5.00% , 01/01/27 ......... 1,845 1,849,482
Series 2016A , RB , 5.00% , 01/01/28 ..... 1,250 1,261,230
Series 2016A , RB , 5.00% , 01/01/29 ..... 3,065 3,091,952
Series C , RB , 5.00% , 01/01/29 ......... 3,115 3,136,429
North Carolina State University at Raleigh,
Series 2020A, RB, 5.00%, 10/01/30 ..... 1,610 1,789,050
North Carolina Turnpike Authority, Series 2017,
RB, 5.00%, 01/01/28 .............. 3,200 3,265,700
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/26 ...... 170 170,000
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,645 1,645,000
Series 2017B , RB , 5.00% , 05/01/26 ..... 270 271,260
Series 2022A , RB , 5.00% , 05/01/26 ..... 70 70,327
Series 2019A , RB , 5.00% , 05/01/26 ..... 520 522,427
Series 2018A , GO , 5.00% , 06/01/26 ..... 12,795 12,886,318
Series 2025 , RB , 5.00% , 03/01/27 ...... 6,410 6,594,639
Series 2017B , RB , 5.00% , 05/01/27 ..... 875 904,350
Series 2019A , RB , 5.00% , 05/01/27 ..... 210 217,044
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,240 2,321,299
Series 2019B , GO , 5.00% , 06/01/27 ..... 9,760 10,114,231
Series 2022A , RB , 5.00% , 05/01/28 ..... 2,650 2,813,259
Series 2017B , RB , 5.00% , 05/01/28 ..... 3,830 3,956,375
Series 2020A , GO , 5.00% , 06/01/28 ..... 10,335 11,003,701
Series 2020B , RB , 5.00% , 05/01/29 ..... 3,445 3,752,316
Series 2019 , RB , 5.00% , 03/01/30 ...... 3,640 3,934,849
Series 2025 , RB , 5.00% , 03/01/30 ...... 1,440 1,598,560
Series 2017B , RB , 5.00% , 05/01/30 ..... 3,950 4,079,533
Series 2025B , RB , 5.00% , 05/01/30 ..... 5,000 5,577,237
Series 2025C , GO , 5.00% , 06/01/30 ..... 5,000 5,594,749
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 4,590 4,655,970
210,009,016
North Dakota — 0.2%
North Dakota Public Finance Authority
Series 2024A , RB , 5.00% , 10/01/28 ..... 10,785 11,571,803
Series 2024A , RB , 5.00% , 10/01/29 ..... 6,315 6,946,494
18,518,297
Ohio — 2.6%
American Municipal Power, Inc.
Series 2023A , RB , 5.00% , 02/15/27 ..... 425 435,224
Series 2023A , RB , 5.00% , 02/15/29 ..... 4,260 4,594,002
City of Cincinnati Water System, Series C, RB,
5.00%, 12/01/29 ................. 2,520 2,566,656
City of Cleveland
Series 2025A , RB , 5.00% , 01/01/27 ..... 100 102,044
Series 2025A , RB , 5.00% , 01/01/28 ..... 100 104,766
Series 2025A , RB , 5.00% , 01/01/29 ..... 2,300 2,468,048
Series 2025A , RB , 5.00% , 01/01/30 ..... 1,960 2,144,890
City of Columbus
Series 2018A , GO , 5.00% , 04/01/26 ..... 3,070 3,077,046
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2019A , GO , 5.00% , 04/01/26 ..... USD 930 $ 932,134
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 1,650 1,665,673
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 5,195 5,338,360
Series 2017-1 , GO , 4.00% , 04/01/27 ..... 155 158,199
Series 2018A , GO , 5.00% , 04/01/27 ..... 410 422,821
Series 2021A , GO , 5.00% , 04/01/27 ..... 425 438,290
Series 2022A , GO , 5.00% , 04/01/27 ..... 3,025 3,119,594
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 815 822,422
Series 2016-1 , GO , 3.00% , 07/01/28 ..... 5,830 5,841,343
Series 2024-1 , GO , 5.00% , 02/15/29 ..... 6,765 7,327,692
Series 2017-1 , GO , 5.00% , 04/01/29 ..... 1,575 1,645,463
Series 2017-1 , GO , 4.00% , 04/01/30 ..... 5,000 5,130,284
Series 2025-1 , GO , 5.00% , 04/01/30 ..... 5,520 6,138,936
Columbus City School District
(a)
Series 2026A , GO , 5.00% , 12/01/26 ( SD
CRED PROG ) .................. 2,150 2,194,729
Series 2026A , GO , 5.00% , 12/01/30 ( SD
CRED PROG ) .................. 1,500 1,685,992
County of Hamilton Sewer System, Series
2019A, RB, 5.00%, 12/01/27 ......... 5,000 5,242,536
Cuyahoga Community College District
(a)
Series 2026 , GO , 5.00% , 12/01/28 ...... 1,500 1,611,863
Series 2026 , GO , 5.00% , 12/01/30 ...... 2,800 3,145,636
Kent State University
Series 2016 , RB , 5.00% , 05/01/27 ...... 1,000 1,004,250
Series 2016 , RB , 5.00% , 05/01/29 ...... 1,245 1,249,917
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/29 .......... 5,010 5,528,800
Ohio State University (The), Series 2021A, RB,
5.00%, 12/01/26 ................. 905 924,135
Ohio Turnpike & Infrastructure Commission
Series 2022A , RB , 5.00% , 02/15/29 ..... 5,120 5,529,052
Series 2018A , RB , 4.00% , 02/15/30 ..... 5,000 5,162,165
Series 2018A , RB , 5.00% , 02/15/31 ..... 1,035 1,089,786
Ohio Water Development Authority
Series 2016 , RB , 5.00% , 06/01/26 ...... 1,970 1,984,010
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 153,028
Series 2018 , RB , 5.00% , 06/01/28 ...... 21,555 22,791,149
Series 2023A , RB , 5.00% , 12/01/28 ..... 2,000 2,155,573
Series 2025A , RB , 5.00% , 06/01/29 ..... 3,450 3,765,364
Series 2019 , RB , 5.00% , 12/01/29 ...... 5,630 6,182,336
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020B , RB , 5.00% , 06/01/27 ..... 165 170,968
Series 2020A , RB , 5.00% , 06/01/29 ..... 1,110 1,211,465
Series 2023C , RB , 5.00% , 06/01/30 ..... 1,420 1,587,375
Series 2017A , RB , 5.00% , 12/01/30 ..... 5,000 5,176,315
Series 2023C , RB , 5.00% , 12/01/30 ..... 1,455 1,644,025
Series 2024E , RB , 5.00% , 12/01/30 ..... 9,390 10,609,892
Series 2025 , RB , 5.00% , 12/01/30 ...... 5,000 5,649,569
Olentangy Local School District, Series 2026,
GO, 5.00%, 12/01/30
(a)
............. 1,150 1,296,465
State of Ohio
Series 2020C , GO , 5.00% , 03/01/26 ..... 45 45,000
Series 2021C , GO , 5.00% , 03/15/26 ..... 3,200 3,203,338
Series 2018A , RB , 5.00% , 04/01/26 ..... 225 225,509
Series U , GO , 5.00% , 05/01/26 ........ 9,260 9,303,998
Series 2019A , GO , 5.00% , 05/01/26 ..... 6,230 6,259,601
Series 2022A , GO , 4.00% , 06/15/26 ..... 2,800 2,815,391
Series 2021A , GO , 5.00% , 06/15/26 ..... 335 337,790
Series 2015A , GO , 5.00% , 08/01/26 ..... 5,685 5,752,532
Series 2017C , GO , 5.00% , 08/01/26 ..... 235 237,844
Series 2017B , GO , 5.00% , 09/15/26 ..... 8,430 8,562,478
Series 2024-1 , RB , 5.00% , 12/15/26 ..... 2,500 2,556,045
Series 2021-1A , RB , 5.00% , 12/15/26 .... 75 76,681

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2021A , GO , 5.00% , 03/01/27 ..... USD 1,905 $ 1,960,829
Series U , GO , 5.00% , 05/01/27 ........ 255 263,703
Series Z , GO , 5.00% , 05/01/27 ........ 2,500 2,585,324
Series 2019A , GO , 5.00% , 06/15/27 ..... 405 420,258
Series 2017C , GO , 5.00% , 08/01/27 ..... 35 36,449
Series 2021A , RB , 5.00% , 10/01/27 ..... 1,035 1,081,502
Series 2025B , GO , 5.00% , 11/01/27 ..... 10,000 10,485,982
Series 2024-1 , RB , 5.00% , 12/15/27 ..... 1,500 1,576,005
Series 2022A , GO , 5.00% , 03/01/28 ..... 1,155 1,220,826
Series 2026A , GO , 5.00% , 03/01/28 ..... 2,680 2,832,739
Series 2021A , RB , 5.00% , 10/01/28 ..... 1,100 1,179,072
Series 2024-1 , RB , 5.00% , 12/15/28 ..... 1,250 1,346,815
Series S , GO , 5.00% , 05/01/29 ........ 100 100,446
Series 2025B , GO , 5.00% , 11/01/29 ..... 5,000 5,507,056
Series 2024-1 , RB , 5.00% , 12/15/29 ..... 1,500 1,655,177
Series T , GO , 5.00% , 05/01/30 ......... 9,400 9,706,267
Series 2019A , GO , 5.00% , 05/01/30 ..... 1,695 1,750,226
Series 2018A , GO , 5.00% , 09/01/30 ..... 2,000 2,138,268
Series 2023A , GO , 5.00% , 09/01/30 ..... 2,715 3,045,383
Series 2025B , GO , 5.00% , 09/15/30 ..... 4,545 5,102,169
Series 2025C , GO , 5.00% , 11/01/30 ..... 2,500 2,813,920
Series 2025D , GO , 5.00% , 11/01/30 ..... 2,500 2,813,920
Series 2025A , RB , 5.00% , 12/01/30 ..... 8,155 9,179,087
Series 2026A , GO , 5.00% , 03/01/31 ..... 5,000 5,663,904
Series AA , GO , 5.00% , 05/01/31 ....... 5,250 5,966,732
University of Cincinnati, Series 2016A, RB,
5.00%, 06/01/29 ................. 1,545 1,554,650
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 4,125 4,332,947
278,916,145
Oklahoma — 0.5%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/28 ................. 4,900 5,068,092
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/27 ..... 295 300,597
Series 2016A , RB , 5.00% , 06/01/28 ..... 7,680 7,829,728
Series 2016A , RB , 5.00% , 06/01/29 ..... 2,225 2,268,044
Series 2016A , RB , 5.00% , 06/01/30 ..... 310 315,974
Oklahoma Capitol Improvement Authority, Series
2016, RB, 5.00%, 07/01/28 .......... 2,890 2,913,797
Oklahoma County Independent School District
No. 12 Edmond
Series 2025 , GO , 4.00% , 08/01/27 ...... 9,500 9,735,717
Series 2025 , GO , 4.00% , 08/01/30 ...... 2,300 2,448,951
Oklahoma County Independent School District
No. 89 Oklahoma City, Series 2023A, GO,
3.00%, 07/01/26 ................. 4,000 4,009,694
Oklahoma Industries Authority
Series 2024 , RB , 5.00% , 04/01/27 ...... 2,045 2,105,858
Series 2024 , RB , 5.00% , 04/01/29 ...... 3,020 3,265,637
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/28 ..... 5,060 5,314,279
Series 2017E , RB , 5.00% , 01/01/29 ..... 2,560 2,618,345
Series 2017E , RB , 4.00% , 01/01/31 ..... 1,000 1,012,323
University of Oklahoma (The)
Series 2024A , RB , 5.00% , 07/01/30 ( BAM ) 195 216,774
Series 2025A , RB , 5.00% , 07/01/30 ( BAM ) 1,305 1,450,720
50,874,530
Oregon — 1.5%
City of Portland, Series 2021A, GO,
5.00%, 06/01/26 ................. 2,665 2,684,588
City of Portland Sewer System
Series 2025B , RB , 5.00% , 06/01/27 ..... 425 440,505
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2025B , RB , 5.00% , 06/01/29 ..... USD 3,760 $ 4,102,587
Series 2025A , RB , 5.00% , 10/01/29 ..... 2,150 2,364,998
City of Portland Water System
Series 2021B , RB , 5.00% , 05/01/26 ..... 590 592,798
Series 2016A , RB , 4.00% , 04/01/28 ..... 6,000 6,004,645
Series 2024A , RB , 5.00% , 05/01/28 ..... 2,500 2,653,471
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,950 2,123,327
Series 2024A , RB , 5.00% , 05/01/30 ..... 1,110 1,237,677
Clackamas Community College District
Series 2025 , GO , 5.00% , 06/15/29 ( GTD ) . 1,000 1,092,153
Series 2025 , GO , 5.00% , 06/15/30 ( GTD ) . 750 838,490
County of Clackamas, Series 2016B, GO,
3.00%, 06/01/29 ................. 2,000 2,000,379
County of Washington, GO, 5.00%, 06/01/30 . 4,030 4,506,929
Multnomah County School District No. 1J
Portland
Series 2020 , GO , 5.00% , 06/15/27 ( GTD ) . 3,165 3,285,268
Series 2023 , GO , 5.00% , 06/15/28 ( GTD ) . 15,090 16,081,546
Series 2020 , GO , 5.00% , 06/15/29 ( GTD ) . 1,000 1,093,487
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/28 ..... 5,500 5,828,400
Series 2025A , RB , 5.00% , 04/01/29 ..... 8,450 9,190,190
Series 2025A , RB , 5.00% , 04/01/30 ..... 1,000 1,113,411
Series A , RB , 5.00% , 04/01/30 ......... 4,780 4,931,035
Series C , RB , 5.00% , 04/01/30 ......... 13,500 13,926,564
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,500 1,509,974
Series 2018 , GO , 5.00% , 06/15/27 ...... 225 226,483
Series 2016 , GO , 5.00% , 06/15/28 ...... 100 100,839
Series 2018 , GO , 5.00% , 06/15/29 ...... 825 831,924
Salem-Keizer School District No. 24J, Series
2009B, GO, 0.00%, 06/15/29 (GTD)
(b)
.... 8,100 7,451,157
State of Oregon
Series 2019A , GO , 5.00% , 05/01/26 ..... 145 145,684
Series 2019N , GO , 5.00% , 05/01/26 ..... 2,785 2,798,140
Series 2021A , GO , 5.00% , 05/01/26 ..... 525 527,477
Series 2023A , GO , 5.00% , 05/01/26 ..... 650 653,067
Series F , GO , 5.00% , 05/01/26 ......... 3,025 3,039,272
Series 2017A , GO , 5.00% , 05/01/27 ..... 25 25,847
Series 2021A , GO , 5.00% , 05/01/27 ..... 6,140 6,348,115
Series 2021A , GO , 5.00% , 05/01/28 ..... 4,565 4,848,235
Series 2023A , GO , 5.00% , 05/01/28 ..... 4,710 5,002,231
Series F , GO , 5.00% , 05/01/28 ......... 4,580 4,602,058
Series 2023A , GO , 5.00% , 05/01/29 ..... 2,895 3,155,111
Series 2023A , GO , 5.00% , 05/01/30 ..... 515 574,673
Series 2025A , GO , 5.00% , 05/01/30 ..... 9,870 11,013,645
Series 2019D , GO , 5.00% , 06/01/30 ..... 1,115 1,217,645
Series 2023D , GO , 5.00% , 06/01/30 ..... 185 206,814
State of Oregon Department of Transportation
Series A , RB , 5.00% , 11/15/26 ......... 1,080 1,101,936
Series 2024A , RB , 5.00% , 11/15/28 ..... 4,940 5,312,932
Series B , RB , 5.00% , 11/15/28 ......... 6,385 6,609,263
Series 2024 , RB , 5.00% , 05/15/29 ...... 790 860,527
Series B , RB , 5.00% , 11/15/29 ......... 3,800 3,933,469
Series 2024 , RB , 5.00% , 05/15/30 ...... 230 256,378
Tri-County Metropolitan Transportation District of
Oregon, Series 2018A, RB, 5.00%, 10/01/29 5,020 5,281,697
Washington & Multnomah Counties School
District No. 48J Beaverton, Series 2025B, GO,
5.00%, 06/15/29 (GTD) ............. 1,250 1,364,358
165,091,399

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania — 3.2%
Allegheny County Sanitary Authority, Series
2025, RB, 5.00%, 12/01/30 .......... USD 1,905 $ 2,141,389
City of Philadelphia
Series 2019A , GO , 5.00% , 08/01/26 ..... 1,000 1,011,179
Series 2025C , GO , 5.00% , 08/01/26 ..... 480 485,366
Series 2019B , GO , 5.00% , 02/01/28 ..... 2,000 2,104,987
Series 2025C , GO , 5.00% , 08/01/29 ..... 5,000 5,444,746
Series 2025C , GO , 5.00% , 08/01/30 ..... 1,250 1,389,536
City of Philadelphia Water & Wastewater
Series 2015B , RB , 5.00% , 07/01/28 ..... 2,640 2,644,913
Series 2024C , RB , 5.00% , 09/01/29 ..... 10,355 11,334,053
Commonwealth of Pennsylvania
Series 2019 , GO , 5.00% , 07/15/26 ...... 5,145 5,200,677
Series 2025B , GO , 5.00% , 08/15/26 ..... 5,000 5,066,502
Series 2024 , GO , 5.00% , 08/15/26 ...... 10,000 10,133,003
Series 2023 , GO , 5.00% , 09/01/26 ...... 1,005 1,019,700
Series 2016 , GO , 5.00% , 09/15/26 ...... 2,985 3,032,070
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,640 1,679,410
Series 2018-1 , GO , 5.00% , 03/01/27 ..... 11,080 11,400,269
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 200 206,732
Series 2016 , GO , 5.00% , 09/15/27 ...... 15,385 15,621,135
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 14,800 15,474,400
Series 2018-1 , GO , 5.00% , 03/01/28 ..... 21,720 22,966,635
Series 2026 , GO , 5.00% , 04/01/28 ...... 6,970 7,375,627
Series 2026 , GO , 5.00% , 08/01/28 ...... 10,000 10,673,166
Series 2016 , GO , 5.00% , 09/15/28 ...... 2,465 2,501,447
Series 2017 , GO , 4.00% , 01/01/29 ...... 7,950 8,057,335
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 5,000 5,060,710
Series 2026 , GO , 5.00% , 04/01/29 ...... 3,000 3,253,243
Series 2025A , GO , 5.00% , 08/15/29 ..... 2,000 2,188,194
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 18,065 19,785,800
Series 2016 , GO , 5.00% , 09/15/29 ...... 5,265 5,341,998
Series 2026 , GO , 5.00% , 04/01/30 ...... 3,000 3,320,149
Series 2024 , GO , 5.00% , 08/15/30 ...... 3,220 3,590,862
Series 2026 , GO , 5.00% , 04/01/31 ...... 10,000 11,269,069
County of Chester, Series 2016A, GO,
4.00%, 07/15/28 ................. 1,075 1,082,488
County of Montgomery, Series 2022, GO,
5.00%, 07/01/26 ................. 2,260 2,281,014
Lower Merion School District, Series 2020, GO,
5.00%, 11/15/26 (SAW) ............ 1,250 1,275,734
Pennsylvania Higher Educational Facilities
Authority, Series B, RB, 5.00%, 10/01/26 .. 1,675 1,679,973
Pennsylvania State University (The)
Series B , RB , 5.00% , 09/01/28 ......... 5,040 5,104,938
Series 2025A , RB , 5.00% , 09/01/29 ..... 5,000 5,475,042
Series B , RB , 5.00% , 09/01/30 ......... 1,650 1,670,849
Pennsylvania Turnpike Commission
Series 2025 , RB , VRDN, ( Bank of America
NA LOC ), 1.88% , 03/10/26
(c)
........ 10,000 10,000,000
Series 2023B , RB , VRDN, ( TD Bank NA
LOC ), 1.88% , 03/10/26
(c)
........... 27,945 27,945,000
Series 2020 , RB , VRDN, ( TD Bank NA LOC ),
1.88% , 03/10/26
(c)
............... 5,370 5,370,000
Series A-2 , RB , 5.00% , 12/01/26 ....... 950 970,093
Series 2025-2 , RB , 5.00% , 12/01/26 ..... 3,000 3,063,452
Series 2016B , RB , 5.00% , 06/01/27 ..... 19,700 19,829,072
Series 2025-1 , RB , 5.00% , 12/01/27 ..... 2,100 2,201,902
Series 2016 , RB , 5.00% , 12/01/27 ...... 6,405 6,539,221
Series 2016B-2 , RB , 5.00% , 06/01/28 .... 825 830,341
Series 2024 , RB , 5.00% , 12/01/28 ...... 2,870 3,070,904
Series 2016-2B , RB , 5.00% , 06/01/29 .... 7,925 7,976,348
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,160 1,269,149
Series 2025-2 , RB , 5.00% , 12/01/29 ..... 3,000 3,304,952
Series 2017A , RB , 5.00% , 12/01/29 ..... 1,085 1,106,212
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2026 , RB , 5.00% , 12/01/30
(a)
..... USD 3,000 $ 3,367,340
Series 2017-2 , RB , 5.00% , 12/01/30 ..... 1,220 1,277,820
Series 2025-1 , RB , 5.00% , 12/01/30 ..... 1,750 1,952,938
Series 2025B , RB , 5.00% , 12/01/30 ..... 2,000 2,246,259
Pennsylvania Turnpike Commission Oil
Franchise Tax, Series B, RB, 5.00%, 12/01/30 3,260 3,322,768
Pennsylvania Turnpike Commission Registration
Fee, Series 2025, RB, 5.00%, 07/15/30 ... 850 948,544
Philadelphia Gas Works Co.
Series 17B , RB , 5.00% , 08/01/27 ....... 1,000 1,037,673
Series 15TH , RB , 5.00% , 08/01/29 ...... 1,135 1,177,840
Series 17B , RB , 5.00% , 08/01/29 ....... 1,370 1,489,978
Series 14TH , RB , 5.00% , 10/01/29 ...... 2,010 2,041,096
Pittsburgh Water & Sewer Authority, Series
1998B, RB, 0.00%, 09/01/29 (NPFGC)
(b)
.. 3,930 3,580,682
Temple University-of The Commonwealth
System of Higher Education
Series 2025 , RB , 5.00% , 04/01/28 ( AGC ) . 4,360 4,607,607
Series 2025 , RB , 5.00% , 04/01/29 ...... 3,395 3,677,677
University of Pittsburgh-of the Commonwealth
System of Higher Education, RB,
5.00%, 02/15/29 ................. 2,710 2,924,010
346,473,218
Rhode Island — 0.2%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/28 ..... 3,200 3,386,322
Series 2016B , RB , 5.00% , 06/15/28 ..... 5,970 6,013,194
Rhode Island Health & Educational Building
Corp.
Series 2005A , RB , VRDN, ( TD Bank NA
SBPA ), 1.90% , 03/10/26
(c)
.......... 10,000 10,000,000
Series 2019A , RB , 5.00% , 09/01/29 ..... 1,905 2,086,665
State of Rhode Island, Series 2025C, GO,
5.00%, 08/01/27 ................. 3,010 3,128,575
24,614,756
South Carolina — 0.8%
Charleston Educational Excellence Finance
Corp.
Series 2023 , RB , 5.00% , 12/01/28 ...... 1,660 1,785,435
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,000 1,101,689
City of Charleston Waterworks & Sewer System,
Series 2024A, RB, 5.00%, 01/01/30 ..... 2,720 3,013,080
City of Columbia Waterworks & Sewer System,
Series 2016B, RB, 5.00%, 02/01/27 ..... 70 71,800
Clemson University, Series 2025A, RB,
5.00%, 05/01/30 ................. 2,000 2,223,376
County of Charleston, Series 2021A, GO,
5.00%, 11/01/26 ................. 3,000 3,058,128
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 290 298,380
Fort Mill School District No. 4, Series 2017B,
GO, 3.00%, 03/01/29 (SCSDE) ........ 6,500 6,521,629
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,692,381
Horry County School District, Series 2025, GO,
5.00%, 03/01/29 (SCSDE) ........... 7,805 8,464,003
Lexington County School District No. 1, Series
2017C, GO, 2.50%, 02/01/28 (SCSDE) ... 3,470 3,473,283
Piedmont Municipal Power Agency, Series
2021C, RB, 5.00%, 01/01/31 ......... 5,000 5,099,368
SCAGO Educational Facilities Corp. for Pickens
School District
Series 2025 , RB , 5.00% , 12/01/26 ...... 5,000 5,097,867

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Carolina (continued)
Series 2025 , RB , 5.00% , 12/01/28 ...... USD 1,800 $ 1,934,743
Series 2025 , RB , 5.00% , 12/01/30 ...... 2,860 3,203,523
South Carolina Public Service Authority
Series 2019A , RB , VRDN, ( Bank of America
NA LOC ), 2.07% , 03/10/26
(c)
........ 19,700 19,700,000
Series 2021A , RB , 5.00% , 12/01/26 ..... 625 637,980
Series 2024A , RB , 5.00% , 12/01/26 ..... 900 918,691
Series 2025B , RB , 5.00% , 12/01/28 ..... 1,555 1,667,847
Series 2025B , RB , 5.00% , 12/01/29 ..... 1,280 1,403,962
Series 2026C , RB , 5.00% , 12/01/29
(a)
.... 625 685,914
Series 2026C , RB , 5.00% , 12/01/30
(a)
.... 1,925 2,152,841
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/26 ..... 1,500 1,525,172
Series 2021B , RB , 5.00% , 10/01/26 ..... 8,620 8,764,653
85,495,745
Tennessee — 0.7%
City of Chattanooga, Series 2025, RB,
5.00%, 09/01/26 ................. 4,415 4,478,653
City of Memphis, Series 2018, GO,
5.00%, 06/01/29 ................. 915 920,770
City of Memphis Light Gas & Water Division
Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 1,330 1,396,601
Series 2024 , RB , 5.00% , 12/01/28 ...... 1,205 1,296,388
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,205 1,327,535
County of Hamilton
Series 2024A , GO , 5.00% , 08/01/27 ..... 3,000 3,122,797
Series 2024A , GO , 5.00% , 08/01/28 ..... 3,000 3,207,955
Series 2024A , GO , 5.00% , 08/01/29 ..... 2,990 3,279,911
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. 215 221,394
County of Washington, Series 2025, GO,
5.00%, 06/01/31 ................. 4,060 4,303,839
County of Wilson, Series 2018, GO,
3.00%, 04/01/29 ................. 5,100 5,137,835
Metropolitan Government of Nashville &
Davidson County
Series 2018 , GO , 5.00% , 07/01/26 ...... 645 651,189
Series 2020B , RB , 5.00% , 07/01/26 ..... 1,575 1,590,113
Series 2021C , GO , 5.00% , 01/01/27 ..... 2,210 2,263,625
Series 2018 , GO , 5.00% , 07/01/27 ...... 2,245 2,330,007
Series 2025 , RB , 5.00% , 07/01/27 ...... 1,380 1,433,550
Series 2024A , GO , 5.00% , 01/01/28 ..... 6,790 7,151,034
Series 2024B , RB , 5.00% , 05/15/29 ..... 1,390 1,512,695
Series 2025 , RB , 5.00% , 07/01/30 ...... 3,050 3,406,328
Metropolitan Nashville Airport Authority (The)
Series 2026A , RB , 5.00% , 07/01/29 ..... 1,325 1,445,238
Series 2026A , RB , 5.00% , 07/01/30 ..... 1,000 1,116,127
State of Tennessee
Series 2023A , GO , 5.00% , 05/01/26 ..... 2,350 2,361,127
Series A , GO , 5.00% , 08/01/26 ........ 30 30,362
Series B , GO , 5.00% , 08/01/26 ........ 740 748,923
Series 2019A , GO , 5.00% , 09/01/26 ..... 2,420 2,455,156
Series 2021A , GO , 5.00% , 11/01/26 ..... 2,755 2,808,399
Series A , GO , 5.00% , 08/01/27 ........ 2,980 3,014,669
Series B , GO , 5.00% , 08/01/27 ........ 3,060 3,095,600
Series 2021A , GO , 5.00% , 11/01/27 ..... 3,080 3,229,164
Series 2023A , GO , 5.00% , 05/01/30 ..... 135 150,723
Tennessee State School Bond Authority
Series 2015B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 1,150 1,152,347
Series 2022A , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 6,255 6,541,029
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series A , RB , 5.00% , 11/01/27 ( HERBIP ) .. USD 100 $ 104,573
Series 2015B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 1,995 1,998,619
79,284,275
Texas — 12.9%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/27 ...... 3,235 3,323,838
Series 2022 , GO , 5.00% , 02/15/29 ...... 3,140 3,392,020
Aldine Independent School District
Series 2017A , GO , 5.00% , 02/15/29 ( PSF ) 1,465 1,503,187
Series 2024B , GO , 5.00% , 02/15/29 ( PSF ) 2,845 3,076,623
Allen Independent School District
Series 2025A , GO , 5.00% , 02/15/27 ( PSF ) 850 873,505
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 1,750 1,976,253
Alvin Independent School District, Series 2016A,
GO, 5.00%, 02/15/30 (PSF) .......... 500 500,148
Argyle Independent School District, Series
2025B-1, GO, VRDN, 4.00%, 08/15/27
(PSF)
(c)
...................... 3,000 3,065,524
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 685 703,943
Series 2023 , GO , 5.00% , 02/15/30 ( PSF ) .. 2,150 2,374,869
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 3,750 4,142,214
Austin Independent School District
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 35 35,415
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 815 824,675
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 115 116,365
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 1,630 1,696,185
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 80 83,248
Series 2023 , GO , 5.00% , 08/01/27 ...... 1,350 1,403,278
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 1,075 1,147,942
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 6,900 7,368,187
Birdville Independent School District
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 10,225 11,026,988
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,000 5,518,961
Board of Regents of the University of Texas
System
Series 2014B , RB , 5.00% , 08/15/26 ..... 1,925 1,950,243
Series 2016B , RB , 5.00% , 08/15/26 ..... 5,055 5,121,289
Series 2016D , RB , 5.00% , 08/15/26 ..... 675 683,852
Series 2016E , RB , 5.00% , 08/15/26 ..... 945 957,392
Series 2016J , RB , 5.00% , 08/15/26 ..... 4,370 4,427,306
Series 2017C , RB , 5.00% , 08/15/26 ..... 4,990 5,055,436
Series 2016E , RB , 5.00% , 08/15/27 ..... 135 140,679
Series 2016J , RB , 5.00% , 08/15/27 ..... 155 156,973
Series 2021A , RB , 5.00% , 08/15/27 ..... 100 104,207
Series 2026A , RB , 5.00% , 08/15/27 ..... 2,895 3,016,783
Series 2026A , RB , 5.00% , 08/15/28 ..... 1,750 1,869,804
Series 2020C , RB , 5.00% , 08/15/28 ..... 245 261,773
Series 2021A , RB , 5.00% , 08/15/28 ..... 5,060 5,406,404
Series 2025A , RB , 5.00% , 08/15/28 ..... 10,000 10,684,592
Series 2019B , RB , 5.00% , 08/15/29 ..... 1,015 1,110,969
Series 2024B , RB , 5.00% , 08/15/29 ..... 6,000 6,569,403
Series 2025A , RB , 5.00% , 08/15/29 ..... 4,350 4,762,817
Series 2026A , RB , 5.00% , 08/15/30 ..... 2,680 3,001,096
Carrollton-Farmers Branch Independent School
District, Series 2023, GO, 5.00%, 02/15/28
(PSF) ....................... 15,135 15,977,066
Central Texas Regional Mobility Authority
Series 2025B , RB , 5.00% , 01/01/29 ..... 1,200 1,289,068
Series 2010 , RB , 0.00% , 01/01/30
(b)
..... 4,900 4,427,715
Series 2021D , RB , 5.00% , 01/01/30 ..... 280 306,843
Series 2025A , RB , 5.00% , 01/01/30 ..... 915 1,006,616
Series 2025A , RB , 5.00% , 01/01/31 ..... 1,260 1,413,889

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025B , RB , 5.00% , 01/01/31 ..... USD 1,350 $ 1,509,639
Central Texas Turnpike System
Series 2002-A , RB , 0.00% , 08/15/28
( AMBAC )
(b)
.................... 3,000 2,815,441
Series 2002-A , RB , 0.00% , 08/15/29
( AMBAC )
(b)
.................... 6,500 5,937,447
Series 2024B , RB , VRDN, 5.00% , 08/15/30
(c)
1,750 1,911,531
City of Austin
Series 2021 , GO , 5.00% , 09/01/26 ...... 695 704,940
Series 2025 , GO , 5.00% , 09/01/26 ...... 1,200 1,217,163
Series 2016 , GO , 5.00% , 09/01/27 ...... 1,000 1,014,172
Series 2024 , GO , 5.00% , 09/01/30 ...... 2,890 3,240,841
Series 2025 , GO , 5.00% , 09/01/30 ...... 4,000 4,485,592
City of Austin Electric Utility
Series 2020A , RB , 5.00% , 11/15/26 ..... 3,310 3,376,176
Series 2025 , RB , 5.00% , 11/15/30 ...... 2,620 2,942,857
City of Austin Water & Wastewater System
Series 2021 , RB , 5.00% , 11/15/26 ...... 2,045 2,085,758
Series 2024 , RB , 5.00% , 11/15/26 ...... 1,525 1,555,597
Series 2017 , RB , 5.00% , 11/15/28 ...... 2,115 2,216,785
City of Corpus Christi Utility System
Series 2024 , RB , 5.00% , 07/15/27 ...... 775 803,029
Series 2025 , RB , 5.00% , 07/15/27 ...... 580 601,855
Series 2025 , RB , 5.00% , 07/15/30 ...... 1,000 1,107,888
City of Dallas
Series 2023A , GO , 5.00% , 02/15/28 ..... 4,515 4,759,086
Series 2024A , GO , 5.00% , 02/15/28 ..... 10,000 10,540,611
Series 2024C , GO , 5.00% , 02/15/28 ..... 15,760 16,612,003
Series 2024A , GO , 5.00% , 02/15/29 ..... 1,015 1,097,676
Series 2025 , GO , 5.00% , 02/15/30 ...... 5,000 5,532,882
Series 2024B , GO , 5.00% , 02/15/31 ..... 9,310 10,502,890
Series 2025 , GO , 5.00% , 02/15/31 ...... 5,000 5,640,650
City of Dallas Waterworks & Sewer System
Series 2015A , RB , 5.00% , 10/01/27 ..... 2,000 2,004,198
Series 2016A , RB , 5.00% , 10/01/29 ..... 2,000 2,030,149
City of Denton
Series 2024 , GO , 5.00% , 02/15/29 ...... 10,000 10,802,613
Series 2025 , GO , 5.00% , 02/15/29 ...... 4,455 4,812,564
City of El Paso
Series 2016 , GO , 5.00% , 08/15/28 ...... 1,500 1,518,419
Series 2022A , RB , 5.00% , 03/01/30 ..... 1,135 1,254,507
Series 2025 , RB , 5.00% , 03/01/30 ...... 1,000 1,105,292
City of Fort Worth
Series 2016 , GO , 5.00% , 03/01/28 ...... 2,625 2,625,000
Series 2025 , GO , 5.00% , 03/01/30 ...... 6,425 7,119,417
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 5.00%, 02/15/28 ..... 1,760 1,857,227
City of Garland Electric Utility System
Series 2024 , RB , 5.00% , 03/01/26 ...... 2,500 2,500,000
Series 2024 , RB , 5.00% , 03/01/27 ...... 2,420 2,485,706
Series 2019A , RB , 5.00% , 03/01/28 ..... 3,890 4,096,438
Series 2024 , RB , 5.00% , 03/01/28 ...... 1,400 1,475,702
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,650 1,781,915
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/30 (BAM) .......... 1,500 1,643,814
City of Houston
Series 2017A , GO , 5.00% , 03/01/26 ..... 1,330 1,330,000
Series 2024B , GO , 5.00% , 03/01/26 ..... 2,815 2,815,000
Series 2016A , GO , 5.00% , 03/01/28 ..... 19,700 19,742,788
Series 2017A , GO , 5.00% , 03/01/28 ..... 9,460 9,724,855
Series 2025 , GO , 5.00% , 03/01/29 ...... 6,250 6,757,046
Series 2025 , GO , 5.00% , 03/01/30 ...... 4,025 4,450,263
Series 2024A , RB , 5.00% , 11/15/30 ..... 2,730 3,067,711
Series 2019A , GO , 5.00% , 03/01/31 ..... 2,000 2,156,519
Security
Par (000)
Par (000) Value
Texas (continued)
City of Houston Combined Utility System
Series 2018C , RB , VRDN, ( Bank of America
NA SBPA ), 1.90% , 03/10/26
(c)
....... USD 23,100 $ 23,100,000
Series 2024A , RB , 5.00% , 11/15/27 ..... 4,040 4,233,560
Series 1998A , RB , 0.00% , 12/01/27
(b)
.... 2,000 1,910,804
City of Laredo, GO, 5.00%, 02/15/30 ...... 3,750 4,143,665
City of Plano, Series 2025, GO, 5.00%, 09/01/27 2,850 2,971,218
City of San Antonio
Series 2024 , GO , 5.00% , 02/01/27 ...... 2,110 2,166,329
Series 2019 , GO , 5.00% , 08/01/27 ...... 385 400,743
Series 2024 , GO , 5.00% , 02/01/29 ...... 1,110 1,199,593
GO , 5.00% , 02/01/30 ............... 6,290 6,956,905
City of San Antonio Electric & Gas Systems
Series 2022 , RB , VRDN, 2.00% , 12/01/27
(c)
5,340 5,267,709
Series 2026A , RB , VRDN, 2.90% , 12/01/27
(c)
2,400 2,404,074
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,855 3,004,099
Series 2025A , RB , VRDN, 3.08% , 12/01/28
(c)
10,000 10,118,830
Series 2016 , RB , 5.00% , 02/01/29 ...... 5,325 5,383,188
Series 2022 , RB , 5.00% , 02/01/29 ...... 1,520 1,639,599
Series 2024D , RB , 5.00% , 02/01/29 ..... 5,430 5,873,244
Series 2026A , RB , VRDN, 3.00% , 12/01/29
(c)
5,555 5,604,487
Series 2019 , RB , 4.00% , 02/01/30 ...... 345 368,018
Series 2016 , RB , 5.00% , 02/01/30 ...... 11,605 11,729,121
Series 2017 , RB , 5.00% , 02/01/30 ...... 2,600 2,705,608
Series 2024D , RB , 5.00% , 02/01/30 ..... 3,700 4,096,846
Series 2025B , RB , 5.00% , 02/01/30 ..... 2,005 2,220,048
Series 2025A , RB , VRDN, 3.20% , 12/01/30
(c)
15,000 15,264,401
Clear Creek Independent School District
Series 2024B , GO , 5.00% , 02/15/29 ..... 3,205 3,449,843
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 5,110 5,652,624
College Station Independent School District
Series 2025 , GO , 5.00% , 08/15/29 ( PSF ) .. 2,000 2,186,239
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 1,400 1,566,410
Collin County Community College District
Series 2024 , RB , 5.00% , 08/15/26 ...... 5,315 5,380,827
Series 2024 , RB , 5.00% , 08/15/28 ...... 5,860 6,246,672
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 5,975 6,139,082
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 9,830 10,374,973
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 7,500 7,915,798
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,000 5,411,550
Series 2026 , GO , 5.00% , 02/15/31 ( PSF ) .. 900 1,017,261
County of Collin
Series 2025 , GO , 5.00% , 02/15/27 ...... 835 857,610
Series 2025 , GO , 5.00% , 02/15/30 ...... 2,500 2,761,445
County of Denton
Series 2015 , GO , 3.00% , 07/15/26 ...... 7,330 7,332,777
Series 2017 , GO , 5.00% , 07/15/28 ...... 3,500 3,536,294
County of Galveston, Series 2017, GO,
5.00%, 02/01/28 ................. 7,135 7,149,871
County of Harris
Series 2015B , RB , 5.00% , 08/15/26 ..... 2,330 2,334,841
Series 2016A , RB , 5.00% , 08/15/28 ..... 2,480 2,510,433
Series 2007C , GO , 5.25% , 08/15/29 ..... 1,500 1,657,975
Series 2024A , GO , 5.00% , 09/15/29 ..... 1,000 1,094,853
Series 2025A , GO , 5.00% , 09/15/29 ..... 5,015 5,490,686
Series 2025A , GO , 5.00% , 09/15/30 ..... 2,665 2,979,849
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/29 ..... 330 348,257
Series 2022A , RB , 5.00% , 08/15/29 ..... 2,095 2,294,607
Series 2022A , RB , 5.00% , 08/15/30 ..... 6,265 7,008,043
Series 2025A , RB , 5.00% , 08/15/30 ..... 2,500 2,796,506
County of Hays
Series 2017 , GO , 5.00% , 02/15/28 ...... 1,010 1,035,085
Series 2026 , GO , 5.00% , 02/15/31 ...... 2,755 3,103,867

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
County of Montgomery, Series 2025A, GO,
5.00%, 03/01/30 ................. USD 2,700 $ 2,986,360
County of Travis, GO, 5.00%, 03/01/29 ..... 10,000 10,811,273
County of Williamson
Series 2021 , GO , 4.00% , 02/15/27 ...... 5,000 5,089,912
Series 2021 , GO , 4.00% , 02/15/28 ...... 10,000 10,365,989
Series 2024 , GO , 5.00% , 02/15/29 ...... 5,000 5,404,288
Series 2025 , GO , 5.00% , 02/15/29 ...... 5,000 5,404,289
GO , 5.00% , 02/15/30 ............... 3,105 3,433,436
Series 2024 , GO , 5.00% , 02/15/30 ...... 120 132,693
Cypress-Fairbanks Independent School District
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 300 308,296
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 185 190,116
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 225 231,222
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,000 5,413,045
Series 2023A , GO , 5.00% , 02/15/30 ( PSF ) 1,480 1,640,122
Series 2026 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,250 1,385,238
Series 2026 , GO , 5.00% , 02/15/31 ( PSF ) .. 3,710 4,195,236
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/27 ...... 7,000 7,332,898
Series 2019 , RB , 5.00% , 12/01/28 ...... 445 479,065
Series 2007 , RB , 5.25% , 12/01/29 ( AMBAC ) 7,165 7,962,190
Series 2019 , RB , 5.00% , 12/01/30 ...... 1,605 1,765,899
Series 2007 , RB , 5.25% , 12/01/30 ( AMBAC ) 155 176,213
Dallas College
Series 2023 , GO , 5.00% , 02/15/27 ...... 3,000 3,080,372
Series 2023 , GO , 5.00% , 02/15/28 ...... 3,020 3,182,670
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/26 ..... 630 641,828
Series 2021B , RB , 5.00% , 11/01/26 ..... 1,805 1,838,888
Series 2020B , RB , 5.00% , 11/01/28 ..... 1,745 1,870,803
Series 2023B , RB , 5.00% , 11/01/28 ..... 5,915 6,341,433
Series 2024 , RB , 5.00% , 11/01/28 ...... 2,635 2,824,966
Series 2020A , RB , 5.00% , 11/01/29 ..... 4,300 4,720,757
Series 2024 , RB , 5.00% , 11/01/29 ...... 5,470 6,005,242
Series 2025B , RB , 5.00% , 11/01/30 ..... 650 728,367
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/27 ( PSF ) .. 7,185 7,316,940
Series 2025A, Sub-Series 2025A-2 , GO ,
VRDN, 5.00% , 02/15/27 ( PSF )
(c)
..... 1,000 1,024,114
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 2,075 2,191,675
Series 2025A, Sub-Series 2025A-3 , GO ,
VRDN, 5.00% , 02/15/28 ( PSF )
(c)
..... 1,000 1,049,156
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,700 1,839,419
Series 2025A, Sub-Series 2025A-4 , GO ,
VRDN, 5.00% , 02/15/29 ( PSF )
(c)
..... 8,120 8,716,124
Series 2025C , GO , 5.00% , 02/15/29 ( PSF ) 3,750 4,057,542
Series 2025A, Sub-Series 2025A-5 , GO ,
VRDN, 5.00% , 02/15/30 ( PSF )
(c)
..... 6,500 7,120,653
Series 2025C , GO , 5.00% , 02/15/30 ( PSF ) 3,800 4,206,557
Series 2026B , GO , VRDN, 5.00% , 02/15/30
( PSF )
(c)
...................... 3,170 3,461,431
Del Valle Independent School District
Series 2024 , GO , 5.00% , 06/15/27 ( PSF ) .. 1,030 1,068,337
Series 2022 , GO , 5.00% , 06/15/29 ( PSF ) .. 860 934,964
Denton Independent School District
Series 2023 , GO , 5.00% , 08/15/27 ( PSF ) .. 1,000 1,039,229
Series 2025C , GO , 5.00% , 08/15/27 ( PSF ) 3,000 3,117,688
Series B1 , GO , VRDN, 4.00% , 08/15/28
( PSF )
(c)
...................... 6,855 7,124,542
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 1,830 1,955,235
Series 2023 , GO , 5.00% , 08/15/29 ( PSF ) .. 3,130 3,428,023
Series B2 , GO , VRDN, 4.00% , 08/15/30
( PSF )
(c)
...................... 3,200 3,404,793
Series 2025C , GO , 5.00% , 08/15/30 ( PSF ) 3,040 3,405,463
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2023 , GO , 5.00% , 08/15/30 ( PSF ) .. USD 130 $ 145,628
Eagle Mountain & Saginaw Independent School
District, Series 2025A, GO, 5.00%, 08/15/30
(PSF) ....................... 1,825 2,043,574
Ector County Independent School District, Series
2024B, GO, VRDN, 4.00%, 08/15/27 (PSF)
(c)
1,175 1,200,833
Fort Bend Independent School District
Series 2024B , GO , VRDN, 4.00% , 08/01/27
( PSF )
(c)
...................... 17,885 18,275,213
Series 2025B , GO , VRDN, 3.80% , 08/01/28
( PSF )
(c)
...................... 3,500 3,601,668
Series 2019B , GO , 5.00% , 02/15/29 ( PSF ) 2,900 3,055,555
Series 2024A , GO , 5.00% , 08/15/29 ( PSF ) 2,570 2,812,008
Series 2019B , GO , 5.00% , 02/15/30 ( PSF ) 2,240 2,359,193
Fort Worth Independent School District
Series 2023 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,160 1,253,748
Series 2025A , GO , 5.00% , 02/15/30 ( PSF ) 1,500 1,659,883
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 1,750 1,977,130
Frisco Independent School District
Series 2025A , GO , 5.00% , 02/15/28 ( PSF ) 1,000 1,055,637
Series 2025B , GO , 5.00% , 02/15/29 ( PSF ) 2,170 2,346,669
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 6,080 6,730,492
Series 2025A , GO , 5.00% , 02/15/30 ( PSF ) 3,800 4,206,557
Series 2025B , GO , 5.00% , 02/15/30 ( PSF ) 2,500 2,767,472
Garland Independent School District
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 2,100 2,218,080
Series 2016 , GO , 5.00% , 02/15/29 ( PSF ) .. 45 45,088
Series 2023A , GO , 5.00% , 02/15/29 ( PSF ) 1,050 1,136,112
Series 2023A , GO , 5.00% , 02/15/30 ( PSF ) 490 542,621
Georgetown Independent School District
Series 2017A , GO , 5.00% , 08/15/29 ( PSF ) 3,055 3,175,735
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,300 1,435,449
Grand Parkway Transportation Corp., Series
2023, RB, VRDN, 5.00%, 04/01/28
(c)
..... 2,800 2,919,637
Grapevine-Colleyville Independent School
District, Series 2025, GO, 5.00%, 08/15/29
(PSF) ....................... 2,000 2,191,830
Gregory-Portland Independent School District,
Series 2025, GO, 5.00%, 02/15/30 (PSF) .. 3,100 3,418,049
Harris County Flood Control District
Series 2025 , GO , 5.00% , 09/15/29 ...... 4,050 4,434,153
Series 2017A , RB , 5.00% , 10/01/29 ..... 600 626,447
Series 2025 , GO , 5.00% , 09/15/30 ...... 6,285 7,027,523
Hays Consolidated Independent School District
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,025 1,106,310
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 700 772,375
Highland Park Independent School District,
Series 2025, GO, 5.00%, 02/15/29 ...... 9,355 10,105,844
Houston Independent School District
Series 2025B , GO , 5.00% , 02/15/27 ( PSF ) 1,300 1,336,074
Series 2025A , GO , 5.00% , 02/15/29 ( PSF ) 3,380 3,650,139
Humble Independent School District
Series 2026B , GO , 5.00% , 02/15/27 ..... 2,000 2,052,049
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 8,675 9,575,398
Series 2026B , GO , 5.00% , 02/15/30 ..... 6,185 6,817,095
Series 2020A , GO , 5.00% , 02/15/31 ( PSF ) 2,440 2,688,695
Irving Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 1,350 1,460,312
Katy Independent School District
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 2,000 2,056,074
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 4,000 4,112,148
Series 2025 , GO , 5.00% , 02/15/28 ( PSF ) .. 1,000 1,057,018
Series D , GO , 5.00% , 02/15/28 ( PSF ) .... 5,080 5,215,889
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,360 1,500,073

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Keller Independent School District
Series 2025A , GO , 5.00% , 02/15/27 ( PSF ) USD 1,250 $ 1,284,327
Series 2025A , GO , 5.00% , 02/15/30 ( PSF ) 1,400 1,551,466
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 1,200 1,356,950
Klein Independent School District
Series 2025 , GO , 5.00% , 08/01/27 ( PSF ) .. 3,885 4,039,427
Series 2025 , GO , 5.00% , 08/01/30 ( PSF ) .. 1,250 1,394,653
Lake Travis Independent School District, Series
2023, GO, 5.00%, 02/15/30 .......... 2,230 2,465,882
Lamar Consolidated Independent School District
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 4,220 4,330,056
Series 2024A , GO , 5.00% , 02/15/29 ( PSF ) 3,960 4,281,218
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 4,575 5,057,155
Leander Independent School District
Series 2025A , GO , 0.00% , 08/15/26 ( PSF )
(b)
800 791,380
Series 2025B , GO , 0.00% , 08/15/28
(b)
.... 910 854,224
Series 2025B , GO , 5.00% , 08/15/30 ..... 1,500 1,681,898
Lewisville Independent School District
Series 2020 , GO , 5.00% , 08/15/26 ( PSF ) .. 2,640 2,674,331
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 430 447,938
Series 2016A , GO , 3.00% , 08/15/28 ( PSF ) 8,635 8,638,400
Series 2024 , GO , 5.00% , 08/15/29 ( PSF ) .. 2,670 2,923,291
Series 2025 , GO , 5.00% , 08/15/29 ( PSF ) .. 1,000 1,094,866
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 1,000 1,121,122
Lower Colorado River Authority
Series 2022 , RB , 5.00% , 05/15/26 ...... 1,065 1,071,083
Series 2023A , RB , 5.00% , 05/15/26 ..... 2,200 2,212,293
Series 2025A , RB , 5.00% , 05/15/27 ..... 2,500 2,583,748
Series 2019 , RB , 5.00% , 05/15/28 ...... 5,110 5,417,850
Series 2019A , RB , 5.00% , 05/15/28 ..... 1,335 1,415,427
Series 2020 , RB , 5.00% , 05/15/28 ...... 1,800 1,908,440
Series 2022 , RB , 5.00% , 05/15/28 ...... 1,875 1,987,959
Series 2023B , RB , VRDN, 5.00% , 05/15/28
(c)
3,805 3,983,512
Series 2025 , RB , 5.00% , 05/15/28 ...... 4,000 4,240,979
Series 2016 , RB , 5.00% , 05/15/29 ...... 1,025 1,030,576
Series 2025 , RB , 5.00% , 05/15/29 ...... 9,155 9,935,947
Series 2023A , RB , 5.00% , 05/15/29 ..... 275 298,903
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 1,845 2,005,367
Series 2025A , RB , 5.00% , 05/15/29 ..... 3,000 3,255,908
Series 2023 , RB , 5.00% , 05/15/29 ( AGM ) . 1,930 2,097,755
Series 2024A , RB , 5.00% , 05/15/29 ( AGC ) 2,000 2,173,840
Series 2025A , RB , 5.00% , 05/15/30 ..... 4,750 5,267,961
Mesquite Independent School District
Series 2025 , GO , 5.00% , 08/15/26 ( PSF ) .. 900 911,417
Series 2025 , GO , 5.00% , 08/15/27 ( PSF ) .. 900 935,964
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 2,000 2,239,533
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/28 ............... 2,020 2,167,931
RB , 5.00% , 11/01/29 ............... 795 853,969
Series A , RB , 5.00% , 11/01/29 ......... 1,440 1,465,457
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/29 (PSF) ...... 5,785 6,254,254
New Caney Independent School District, Series
2018, GO, VRDN, 4.00%, 08/15/27 (PSF)
(c)
3,980 4,069,795
New Hope Higher Education Finance Corp.
Series 2026A , RB , 5.00% , 03/15/28 ..... 590 623,161
Series 2026A , RB , 5.00% , 03/15/29 ..... 585 632,864
Series 2026A , RB , 5.00% , 03/15/30 ..... 845 934,075
Series 2026A , RB , 5.00% , 03/15/31 ..... 930 1,047,297
North East Independent School District, Series
2007, GO, 5.25%, 02/01/30 (PSF) ...... 135 150,463
North Texas Municipal Water District Water
System
Series 2025 , RB , 5.00% , 09/01/27 ...... 1,615 1,684,909
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2016 , RB , 5.00% , 09/01/29 ...... USD 5,115 $ 5,178,131
Series 2025 , RB , 5.00% , 09/01/30 ...... 2,140 2,395,016
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/27 ..... 1,005 1,028,520
Series 2021B , RB , 5.00% , 01/01/27 ..... 2,465 2,522,689
Series 2025A , RB , 5.00% , 01/01/27 ..... 7,600 7,782,948
Series 2008D , RB , 0.00% , 01/01/28 ( AGC )
(b)
14,000 13,397,411
Series 2019B , RB , 5.00% , 01/01/28 ..... 4,405 4,630,833
Series 2022B , RB , 5.00% , 01/01/28 ..... 2,860 3,006,625
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,840 5,215,821
Series 2021B , RB , 5.00% , 01/01/30 ..... 1,745 1,922,419
Series 2023B , RB , 5.00% , 01/01/30 ..... 2,090 2,302,496
Series 2024A , RB , 5.00% , 01/01/30 ..... 1,625 1,791,477
Series 2024B , RB , 5.00% , 01/01/30 ..... 10,400 11,457,398
Series 2025A , RB , 5.00% , 01/01/30 ..... 105 115,757
Series 2025B , RB , 5.00% , 01/01/31 ..... 2,400 2,697,796
Northside Independent School District
Series 2023B , GO , VRDN, 3.00% , 08/01/26
( PSF )
(c)
...................... 2,460 2,464,893
Series 2020 , GO , VRDN, 3.55% , 06/01/28
( PSF )
(c)
...................... 2,835 2,898,191
Series 2019A , GO , 4.00% , 08/15/30 ( PSF ) 3,625 3,766,957
Pearland Independent School District, Series
2025, GO, 5.00%, 02/15/30 (PSF) ...... 7,535 8,335,131
Permanent University Fund - Texas A&M
University System
Series 2023 , RB , 5.00% , 07/01/27 ...... 1,085 1,126,680
Series 2023 , RB , 5.00% , 07/01/28 ...... 3,850 4,099,734
Permanent University Fund - University of Texas
System
Series 2016B , RB , 5.00% , 07/01/27 ..... 150 151,341
Series 2022A , RB , 5.00% , 07/01/27 ..... 9,950 10,332,231
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,340 1,425,660
Series 2006B , RB , 5.25% , 07/01/28 ..... 1,610 1,722,776
Series 2024A , RB , 5.00% , 07/01/29 ..... 1,760 1,921,373
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/30 (PSF) ..... 1,055 1,112,383
Plano Independent School District
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,595 1,726,761
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 3,000 3,322,167
Series 2025B , GO , 5.00% , 02/15/30 ( PSF ) 2,600 2,879,212
Richardson Independent School District
Series 2017 , GO , 5.00% , 02/15/29 ( PSF ) .. 3,000 3,005,067
Series 2019 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,000 1,052,818
Series 2026 , GO , 5.00% , 02/15/30 ( PSF )
(a)
1,650 1,820,818
Series 2026 , GO , 5.00% , 02/15/31 ( PSF )
(a)
1,000 1,126,761
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/26 ( PSF ) 7,440 7,530,180
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 280 291,449
Series 2018 , GO , 5.00% , 08/01/30 ...... 5,000 5,181,810
Series 2019A , GO , 5.00% , 08/01/30 ( PSF ) 150 163,447
Series 2025A , GO , VRDN, 5.00% , 08/01/30
( PSF )
(c)
...................... 1,475 1,640,438
Series 2026A , GO , 5.00% , 08/01/30 ( PSF )
(a)
2,000 2,231,165
Series 2026B , GO , VRDN, 0.00% , 08/01/31
( PSF )
(a) (c)
..................... 9,750 10,971,625
San Antonio Independent School District
Series 2025 , GO , 5.00% , 08/15/26 ( PSF ) .. 1,855 1,879,123
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 1,600 1,786,580
San Antonio Water System
Series 2025D , RB , VRDN, ( TD Bank NA
SBPA ), 1.85% , 03/03/26
(c)
.......... 19,825 19,825,000
Series 2013F , RB , VRDN, 1.00% , 11/01/26
(c)
2,000 1,975,867
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,100 1,168,470
Series 2018A , RB , 5.00% , 05/15/29 ..... 2,365 2,510,509

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020A , RB , 5.00% , 05/15/29 ..... USD 2,635 $ 2,868,302
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,955 2,128,095
Series 2022B , RB , 5.00% , 05/15/29 ..... 920 1,001,457
Series 2025C , RB , 5.00% , 05/15/30 ..... 2,250 2,504,909
Sherman Independent School District, Series
2023B, GO, 5.00%, 02/15/29 (PSF) ..... 1,000 1,079,029
Southwest Higher Education Authority, Inc.
Series 2016A , RB , 5.00% , 10/01/28 ..... 2,725 2,765,587
Series 2016A , RB , 5.00% , 10/01/29 ..... 1,470 1,491,553
Spring Branch Independent School District,
Series 2019, GO, 5.00%, 02/01/31 (PSF) .. 935 1,004,773
Spring Independent School District
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) .. 6,905 6,986,565
Series 2017A , GO , 5.00% , 08/15/28 ..... 5,940 6,007,273
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 2,360 2,633,084
State of Texas
Series 2016 , GO , 5.00% , 04/01/26 ...... 2,885 2,891,624
Series 2016A , GO , 5.00% , 04/01/26 ..... 4,270 4,279,803
Series 2015A , GO , 5.00% , 10/01/26 ..... 2,845 2,850,932
Series A , GO , 5.00% , 10/01/26 ........ 2,000 2,033,562
Series 2024A , GO , 5.00% , 04/01/28 ..... 2,000 2,004,500
Series 2024 , GO , 5.00% , 10/01/28 ...... 4,165 4,467,355
Series 2025 , GO , 5.00% , 10/01/28 ...... 3,675 3,944,448
Series 2016 , GO , 5.00% , 04/01/29 ...... 14,570 14,602,784
Series 2016A , GO , 5.00% , 04/01/29 ..... 2,160 2,164,860
Series 2024 , GO , 5.00% , 10/01/29 ...... 1,675 1,840,613
Series 2025 , GO , 5.00% , 10/01/29 ...... 7,000 7,701,011
Tarrant Regional Water District, Series 2025, RB,
5.00%, 09/01/29 ................. 7,365 8,069,907
Tarrant Regional Water District Water Supply
System
Series 2015 , RB , 5.00% , 03/01/27 ...... 1,390 1,392,915
Series 2015 , RB , 5.00% , 03/01/28 ...... 1,000 1,001,950
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,500 1,623,552
Texas A&M University
Series 2016C , RB , 5.00% , 05/15/26 ..... 255 256,480
Series 2017E , RB , 5.00% , 05/15/26 ..... 3,160 3,178,335
Series 2017C , RB , 5.00% , 05/15/27 ..... 1,660 1,717,701
Series 2017E , RB , 5.00% , 05/15/27 ..... 5,760 5,960,215
Series 2021A , RB , 5.00% , 05/15/27 ..... 1,460 1,510,749
Series 2016E , RB , 3.00% , 05/15/28 ..... 500 500,315
Series 2024A , RB , 5.00% , 05/15/28 ..... 3,500 3,714,821
Series 2016E , RB , 3.00% , 05/15/29 ..... 655 655,316
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,005 1,093,125
Series 2024A , RB , 5.00% , 05/15/29 ..... 5,000 5,438,433
Texas Department of Transportation State
Highway Fund
Series 2015 , RB , 5.00% , 10/01/26 ...... 8,920 9,068,646
Series 2016A , RB , 5.00% , 10/01/26 ..... 230 233,833
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 2,870 2,944,902
Texas State University System
Series 2017A , RB , 5.00% , 03/15/26 ..... 695 695,689
Series 2024 , RB , 5.00% , 03/15/28 ...... 5,000 5,275,897
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,250 5,399,200
Series 2024 , RB , 5.00% , 03/15/29 ...... 4,410 4,768,121
Texas Tech University System
Series 2025A , RB , 5.00% , 02/15/29 ..... 2,665 2,876,486
Series 2025A , RB , 5.00% , 02/15/30 ..... 1,900 2,094,252
Texas Transportation Commission
Series 2014B , GO , VRDN, 0.65% , 04/01/26
(c)
5,000 4,989,496
Series 2024 , GO , 5.00% , 04/01/29 ...... 7,000 7,615,158
Series 2024 , GO , 5.00% , 04/01/30 ...... 15,000 16,693,602
Texas Water Development Board
Series 2017A , RB , 5.00% , 04/15/26 ..... 725 727,507
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2018B , RB , 5.00% , 04/15/26 ..... USD 335 $ 336,158
Series 2020 , RB , 5.00% , 08/01/26 ...... 610 617,279
Series 2019A , RB , 5.00% , 10/15/26 ..... 805 819,410
Series 2018 , RB , 5.00% , 08/01/27 ...... 420 437,084
Series 2019A , RB , 5.00% , 10/15/27 ..... 1,860 1,946,498
Series 2017A , RB , 5.00% , 04/15/28 ..... 11,170 11,689,415
Series 2023A , RB , 5.00% , 04/15/28 ..... 1,000 1,060,584
Series 2024A , RB , 5.00% , 04/15/28 ..... 1,600 1,696,935
Series 2023 , RB , 5.00% , 08/01/28 ...... 1,000 1,068,830
Series 2024A , RB , 5.00% , 04/15/29 ..... 2,000 2,174,762
Series 2021 , RB , 5.00% , 08/01/29 ...... 195 213,569
Series 2017A , RB , 5.00% , 04/15/30 ..... 1,095 1,144,396
Series 2025 , RB , 5.00% , 10/15/30 ...... 5,030 5,654,274
Tomball Independent School District
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,585 1,628,830
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 2,820 3,042,862
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/28 ...... 3,370 3,505,208
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,590 1,697,806
Series 2022 , RB , 5.00% , 08/01/28 ...... 1,285 1,372,126
Series 2017 , RB , 5.00% , 08/01/29 ...... 160 166,310
Series 2018 , RB , 5.00% , 08/01/29 ...... 1,890 2,015,928
Series 2017 , RB , 5.00% , 08/01/30 ...... 1,490 1,547,797
Series 2019 , RB , 5.00% , 08/01/30 ...... 1,755 1,915,898
Series 2021 , RB , 5.00% , 08/01/30 ...... 2,200 2,457,994
University of North Texas System
Series 2017A , RB , 5.00% , 04/15/28 ..... 1,200 1,236,091
Series 2025A , RB , 5.00% , 04/15/28 ..... 500 528,486
Series 2017A , RB , 5.00% , 04/15/29 ..... 4,710 4,852,200
Series 2025A , RB , 5.00% , 04/15/29 ..... 750 812,013
Series 2025A , RB , 5.00% , 04/15/30 ..... 525 581,772
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/30 (PSF) .. 1,280 1,409,795
1,402,312,277
Utah — 0.5%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 6,000 6,181,652
Intermountain Power Agency
Series 2023A , RB , 5.00% , 07/01/26 ..... 2,025 2,044,072
Series 2022A , RB , 5.00% , 07/01/27 ..... 3,500 3,633,326
Series 2022A , RB , 5.00% , 07/01/28 ..... 2,000 2,127,803
Series 2022A , RB , 5.00% , 07/01/29 ..... 3,815 4,151,825
Series 2023A , RB , 5.00% , 07/01/29 ..... 2,000 2,176,579
Series 2024A , RB , 5.00% , 07/01/30 ..... 400 444,822
Local Building Authority of Alpine School District,
Series 2025, RB, 5.00%, 03/15/30 ...... 1,000 1,110,272
State of Utah
Series 2018 , GO , 5.00% , 07/01/26 ...... 1,745 1,761,464
Series 2020 , GO , 5.00% , 07/01/26 ...... 5,090 5,138,025
Series 2020B , GO , 5.00% , 07/01/26 ..... 3,000 3,028,306
Series 2017 , GO , 5.00% , 07/01/27 ...... 25 25,592
Series 2020B , GO , 5.00% , 07/01/27 ..... 8,165 8,476,579
University of Utah (The)
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 1,500 1,517,894
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,605 1,670,491
Series B1 , RB , 5.00% , 08/01/29 ........ 2,000 2,020,995
Utah Transit Authority
Series 2025 , RB , 5.00% , 12/15/26 ...... 1,400 1,431,718
Series 2025 , RB , 5.00% , 12/15/29 ...... 2,090 2,308,701
Series 2024 , RB , 5.00% , 06/15/30 ...... 2,500 2,789,530
Series 2025 , RB , 5.00% , 12/15/30 ...... 100 112,894

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Utah (continued)
Series 2007A , RB , 5.00% , 06/15/31 ( NPFGC ) USD 1,935 $ 2,163,472
54,316,012
Vermont — 0.1%
City of Burlington, Series 2023A, GO,
6.00%, 11/01/28 ................. 3,635 3,995,156
Vermont Municipal Bond Bank, Series 2025-3,
RB, 5.00%, 12/01/27 .............. 8,960 9,402,676
13,397,832
Virginia — 3.2%
City of Alexandria, Series 2023, GO,
5.00%, 12/15/27 (SAW) ............ 8,115 8,531,895
City of Harrisonburg, Series 2021A, GO,
5.00%, 07/15/26 (SAW) ............ 7,165 7,240,907
City of Norfolk, Series 2017C, GO,
5.00%, 09/01/31 (SAW) ............ 1,600 1,645,398
City of Virginia Beach
(a)
Series 2026A , GO , 5.00% , 08/01/26 ..... 7,060 7,143,379
Series 2026B , GO , 5.00% , 08/01/26 ..... 13,000 13,153,530
Commonwealth of Virginia
Series 2024B , GO , 5.00% , 06/01/26 ..... 10,000 10,071,119
Series B , GO , 5.00% , 06/01/27 ........ 1,000 1,007,053
County of Arlington
Series 2017 , GO , 5.00% , 08/15/26 ...... 260 263,421
Series B , GO , 5.00% , 08/15/26 ........ 1,450 1,469,081
Series B , GO , 5.00% , 08/15/27 ........ 75 75,938
Series 2019 , GO , 5.00% , 06/15/28 ...... 560 596,667
County of Fairfax
Series 2016A , GO , 4.00% , 10/01/26 ( SAW ) 235 235,338
Series 2019A , GO , 4.00% , 10/01/26 ( SAW ) 1,415 1,430,700
Series 2024A , GO , 5.00% , 10/01/26 ( SAW ) 5,875 5,973,898
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 150 154,512
Series 2022A , GO , 4.00% , 10/01/27 ( SAW ) 3,750 3,862,806
Series 2026B , GO , 5.00% , 10/01/27 ( SAW )
(a)
3,500 3,656,690
Series 2023A , GO , 4.00% , 10/01/28 ( SAW ) 3,000 3,141,561
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 460 493,799
Series 2024A , GO , 5.00% , 10/01/28 ( SAW ) 5,775 6,199,323
Series 2026B , GO , 5.00% , 10/01/28 ( SAW )
(a)
3,750 4,022,664
Series 2017A , GO , 5.00% , 10/01/29 ( SAW ) 2,930 3,021,140
Series 2026B , GO , 5.00% , 10/01/30 ( SAW )
(a)
2,500 2,812,043
County of Loudoun
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 515 526,160
Series 2017A , GO , 3.00% , 12/01/28 ( SAW ) 5,435 5,458,704
Series 2017A , GO , 3.00% , 12/01/29 ( SAW ) 5,235 5,255,616
Hampton Roads Sanitation District, Series
2016A, RB, 5.00%, 08/01/34 ......... 120 121,435
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/52 ..... 16,000 16,826,779
Series 2018A , RB , 5.50% , 07/01/57 ..... 7,650 8,113,616
Virginia College Building Authority
Series 2017E , RB , 5.00% , 02/01/27 ..... 18,410 18,897,072
Series 2020A , RB , 5.00% , 02/01/27 ..... 730 749,314
Series 2021A , RB , 5.00% , 02/01/27 ..... 9,240 9,484,462
Series A , RB , 5.00% , 02/01/27 ......... 515 516,076
Series B , RB , 5.00% , 02/01/27 ......... 110 112,910
Series B , RB , 4.00% , 02/01/28 ......... 2,000 2,002,495
Series 2017E , RB , 5.00% , 02/01/28 ..... 1,250 1,317,788
Series B , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 1,655 1,658,384
Series 2017C , RB , 4.00% , 02/01/29 ..... 10,000 10,137,624
Series B , RB , 4.00% , 02/01/29 ......... 5,000 5,005,398
Series 2017E , RB , 5.00% , 02/01/29 ..... 1,050 1,104,292
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2016A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. USD 6,610 $ 6,693,851
Series 2017C , RB , 5.00% , 02/01/30 ..... 2,315 2,373,069
Series 2017E , RB , 5.00% , 02/01/30 ..... 5,000 5,257,977
Series 2019A , RB , 5.00% , 02/01/30 ..... 1,575 1,697,915
Series 2017E , RB , 5.00% , 02/01/31 ..... 10,000 10,512,956
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 03/15/26 ...... 9,610 9,619,883
Series 2017A , RB , 5.00% , 05/15/26 ..... 810 814,701
Series 2017 , RB , 5.00% , 09/15/26 ...... 375 380,772
Series 2017A , RB , 5.00% , 05/15/27 ..... 5,515 5,705,428
Series 2026 , RB , 5.00% , 05/15/27
(a)
..... 8,315 8,596,222
Series 2017 , RB , 5.00% , 09/15/27 ...... 185 193,140
Series 2016 , RB , 5.00% , 03/15/28 ...... 500 507,384
Series 2018 , RB , 3.00% , 05/15/30 ...... 5,550 5,620,070
Series 2017A , RB , 5.00% , 05/15/30 ..... 8,365 8,765,297
Series 2024 , RB , 5.00% , 05/15/30 ...... 140 156,176
Series 2026 , RB , 5.00% , 05/15/30
(a)
..... 9,610 10,714,031
Virginia Public Building Authority
Series 2015B , RB , 5.00% , 08/01/26 ..... 3,050 3,061,805
Series 2020B , RB , 5.00% , 08/01/26 ..... 4,075 4,123,458
Series 2021A-1 , RB , 5.00% , 08/01/26 .... 9,005 9,112,083
Series 2022A , RB , 5.00% , 08/01/26 ..... 5,500 5,565,403
Series B , RB , 5.00% , 08/01/26 ......... 280 283,330
Series 2020A , RB , 5.00% , 08/01/27 ..... 50 52,041
Series A , RB , 5.00% , 08/01/27 ......... 3,000 3,034,277
Series A , RB , 3.00% , 08/01/28 ......... 4,260 4,270,365
Series 2022A , RB , 5.00% , 08/01/28 ..... 4,370 4,666,518
Series 2017A , RB , 5.00% , 08/01/29 ..... 155 161,163
Series 2020B , RB , 5.00% , 08/01/30 ..... 220 246,344
Virginia Public School Authority
Series 2016 , RB , 5.00% , 08/01/26 ( SAW ) . 2,125 2,149,561
Series 2017B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 1,360 1,376,172
Series 2022 , RB , 5.00% , 01/15/27 ( SAW ) . 3,550 3,637,477
Series XI , RB , 5.00% , 04/15/27 ........ 2,745 2,833,604
Series 2025B , RB , 5.00% , 08/01/27 ( SAW ) 10,000 10,406,758
Series 2016A , RB , 3.00% , 08/01/28 ( ST
INTERCEPT ) .................. 1,475 1,478,467
Series 2016B , RB , 3.00% , 08/01/28 ( ST
INTERCEPT ) .................. 6,835 6,851,067
Series 2020B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 133,329
Series 2024 , RB , 5.00% , 10/01/30 ...... 5,580 6,280,500
Virginia Resources Authority
Series 2016C , RB , 5.00% , 11/01/28 ..... 1,085 1,105,122
Series 2024B , RB , 5.00% , 11/01/28 ..... 4,265 4,587,062
Virginia Resources Authority Clean Water
Revolving Fund
Series 2025 , RB , 5.00% , 10/01/26 ...... 4,250 4,321,071
Series 2025 , RB , 5.00% , 10/01/27 ...... 8,005 8,368,493
Series 2025 , RB , 5.00% , 10/01/29 ...... 4,000 4,402,904
343,608,233
Washington — 4.2%
Central Puget Sound Regional Transit Authority
Series 2016S-1 , RB , 5.00% , 11/01/26 .... 1,260 1,284,212
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 3,985 4,061,574
Series 2021S1 , RB , 5.00% , 11/01/29 .... 1,135 1,252,255
Series 2021S1 , RB , 5.00% , 11/01/30 .... 440 496,522
City of Seattle
Series 2023B , RB , VRDN, ( TD Bank NA
LOC ), 2.00% , 03/03/26
(c)
........... 20,900 20,900,000
Series 2016 , RB , 4.00% , 04/01/26 ...... 130 130,198
Series 2022 , RB , 5.00% , 07/01/26 ...... 5,000 5,047,761

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2020A , RB , 5.00% , 07/01/26 ..... USD 1,015 $ 1,024,695
Series 2022A , GO , 4.00% , 09/01/26 ..... 2,000 2,019,161
Series 2017C , RB , 5.00% , 09/01/26 ..... 3,225 3,271,609
Series 2023A , GO , 5.00% , 11/01/26 ..... 1,380 1,406,702
Series 2021A , GO , 5.00% , 12/01/26 ..... 2,495 2,549,367
Series 2025 , RB , 5.00% , 02/01/27 ...... 1,375 1,411,454
Series 2016 , RB , 5.00% , 04/01/27 ...... 1,555 1,558,442
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,905 3,016,830
Series 2023A , RB , 5.00% , 03/01/28 ..... 13,645 14,407,534
Series 2017C , RB , 5.00% , 09/01/28 ..... 105 109,488
Series 2025 , RB , 5.00% , 05/01/29 ...... 1,730 1,881,554
Series 2025 , RB , 5.00% , 02/01/30 ...... 2,605 2,882,167
Series 2025 , RB , 5.00% , 05/01/30 ...... 1,050 1,169,888
Series 2022A , GO , 5.00% , 09/01/30 ..... 115 129,104
City of Seattle Water System
Series 2025 , RB , 5.00% , 05/01/29 ...... 3,500 3,807,733
Series 2025 , RB , 5.00% , 05/01/30 ...... 865 963,034
Clark County Public Utility District No. 1 Electric
Series 2024 , RB , 5.00% , 01/01/28 ...... 915 961,741
Series 2024 , RB , 5.00% , 01/01/29 ...... 720 775,213
Series 2024 , RB , 5.00% , 01/01/30 ...... 700 771,077
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/29 (GTD) . 500 537,994
County of King
Series 2024 , RB , VRDN, ( Bank of America
NA SBPA ), 1.90% , 03/03/26
(c)
....... 39,115 39,115,000
Series 2025B , RB , VRDN, ( Bank of America
NA SBPA ), 1.95% , 03/03/26
(c)
....... 23,030 23,030,000
Series 2023B , GO , 5.00% , 12/01/26 ..... 715 730,580
Series 2021A , GO , 4.00% , 01/01/27 ..... 1,705 1,732,367
Series 2023 , RB , 5.00% , 01/01/28 ...... 9,310 9,804,509
Series 2021A , GO , 5.00% , 01/01/29 ..... 1,000 1,080,120
Series 2018B , RB , 5.00% , 07/01/29 ..... 8,000 8,519,084
Series 2025B , GO , 5.00% , 12/01/30 ..... 1,240 1,397,566
County of Snohomish, Series 2022, GO,
5.00%, 12/01/26 ................. 1,500 1,532,460
Energy Northwest
Series 2016A , RB , 5.00% , 07/01/26 ..... 245 247,365
Series 2021A , RB , 5.00% , 07/01/26 ..... 715 721,901
Series 2022A , RB , 5.00% , 07/01/26 ..... 1,735 1,751,747
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,910 2,035,198
Series 2020A , RB , 5.00% , 07/01/28 ..... 15,085 16,073,802
Series 2017-A , RB , 5.00% , 07/01/29 ..... 385 399,790
Series 2025A , RB , 5.00% , 07/01/29 ..... 4,000 4,370,670
Series 2018C , RB , 5.00% , 07/01/30 ..... 2,455 2,617,512
Series 2025A , RB , 5.00% , 07/01/30 ..... 3,155 3,527,892
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
Series 2024B , RB , 5.00% , 01/01/27 ..... 2,000 2,046,472
Series 2024B , RB , 5.00% , 01/01/28 ..... 1,500 1,576,348
Series 2024B , RB , 5.00% , 01/01/29 ..... 1,500 1,615,885
King County School District No. 401 Highline
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 145 148,176
Series 2017 , GO , 4.00% , 12/01/29 ( GTD ) . 1,950 1,974,560
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 370 377,851
King County School District No. 411 Issaquah,
Series 2017, GO, 5.00%, 12/01/28 (GTD) . 1,985 2,028,472
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 4,010 4,203,442
Pierce County School District No. 403 Bethel,
Series 2019, GO, 5.00%, 12/01/30 (GTD) . 170 184,969
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/26 ..... 1,175 1,188,625
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2022A , RB , 5.00% , 08/01/27 ..... USD 2,500 $ 2,597,382
Series 2024A , RB , 5.00% , 03/01/28 ..... 2,200 2,324,008
Series 2016 , RB , 5.00% , 02/01/29 ...... 500 500,701
Series 2024A , RB , 5.00% , 03/01/29 ..... 1,605 1,738,227
Series 2022A , RB , 5.00% , 08/01/29 ..... 3,000 3,281,843
Series 2016 , RB , 5.00% , 02/01/30 ...... 165 165,231
Port of Tacoma
Series 2008B , RB , VRDN, ( Bank of America
NA LOC ), 1.87% , 03/10/26
(c)
........ 4,280 4,280,000
Series 2016A , GO , 5.00% , 12/01/28 ..... 790 807,301
Series 2016A , GO , 5.00% , 12/01/30 ..... 395 403,532
Spokane County School District No. 81
Spokane, Series 2017B, GO, 4.00%, 12/01/30
(GTD) ....................... 10,395 10,688,718
State of Washington
Series R-2022C , GO , 4.00% , 07/01/26 ... 2,500 2,515,577
Series R-2025C , GO , 5.00% , 07/01/26 ... 3,340 3,371,737
Series R-2020D , GO , 5.00% , 07/01/26 ... 5,335 5,385,693
Series R-2025B , GO , 5.00% , 07/01/26 ... 1,660 1,675,773
Series R-2017B , GO , 4.00% , 08/01/26 ... 120 120,940
Series 2021C , GO , 5.00% , 02/01/27 ..... 165 169,367
Series 2017D , GO , 5.00% , 02/01/27 ..... 45 46,191
Series R-2022B , GO , 5.00% , 02/01/27 ... 5,015 5,147,727
Series 2022C , GO , 5.00% , 02/01/27 ..... 19,030 19,533,650
Series R-2022D , GO , 4.00% , 07/01/27 ... 5,105 5,234,540
Series R-2020C , GO , 5.00% , 07/01/27 ... 95 98,651
Series 2020A , GO , 5.00% , 08/01/27 ..... 50 52,041
Series R-2024A , GO , 5.00% , 02/01/28 ... 6,270 6,614,993
Series 2022C , GO , 5.00% , 02/01/28 ..... 985 1,039,197
Series 2005C , GO , 0.00% , 06/01/28
( AMBAC )
(b)
.................... 3,855 3,658,945
Series 2024B , GO , 5.00% , 06/01/28 ..... 9,575 10,184,950
Series 2020E , GO , 5.00% , 06/01/28 ..... 2,000 2,127,405
Series R-2022C , GO , 4.00% , 07/01/28 ... 105 109,556
Series R-2026B , GO , 5.00% , 07/01/28 ... 1,260 1,343,185
Series R-2017B , GO , 5.00% , 08/01/28 ... 5,740 5,810,299
Series 2022A , GO , 5.00% , 08/01/28 ..... 1,335 1,426,236
Series 2024A , GO , 5.00% , 08/01/28 ..... 14,540 15,533,683
Series R-2024C , GO , 5.00% , 08/01/28 ... 1,340 1,431,577
Series R-2023A , GO , 5.00% , 08/01/28 ... 19,325 20,645,696
Series 2025A , COP , 5.00% , 01/01/29 .... 8,100 8,728,095
Series 2024C , GO , 5.00% , 02/01/29 ..... 11,885 12,857,657
Series R-2025B , GO , 5.00% , 07/01/29 ... 3,585 3,918,423
Series R-2017A , GO , 5.00% , 08/01/29 ... 10,660 10,790,555
Series R-2023A , GO , 5.00% , 08/01/29 ... 4,000 4,380,911
Series 2025A , COP , 5.00% , 01/01/30 .... 2,655 2,929,727
Series 2025C , GO , 5.00% , 02/01/30 ..... 2,000 2,216,765
Series 2004C , GO , 0.00% , 06/01/30
( NPFGC )
(b)
.................... 5,000 4,520,490
Series R-2022C , GO , 4.00% , 07/01/30 ... 1,750 1,881,054
Series R-2025B , GO , 5.00% , 07/01/30 ... 5,735 6,415,346
Series 2022B , COP , 5.00% , 07/01/30 .... 125 139,445
Series R-2018D , GO , 5.00% , 08/01/30 ... 5,560 5,788,457
Series R-2018C , GO , 5.00% , 08/01/30 ... 3,680 3,831,209
Series 2023A , GO , 5.00% , 08/01/30 ..... 540 605,146
University of Washington
Series 2022C , RB , VRDN, 4.00% , 08/01/27
(c)
12,965 13,138,846
Series 2026 , RB , 5.00% , 12/01/27 ...... 3,000 3,148,165
Series 2026 , RB , 5.00% , 12/01/28 ...... 2,000 2,152,348
Series 2025A , RB , 5.00% , 04/01/29 ..... 2,500 2,712,048
Series 2026 , RB , 5.00% , 12/01/29 ...... 3,110 3,427,668
Series 2024A , RB , 5.00% , 04/01/30 ..... 3,015 3,348,319
Series 2025A , RB , 5.00% , 04/01/30 ..... 2,000 2,221,107

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2026 , RB , 5.00% , 12/01/30 ...... USD 2,145 $ 2,415,602
453,491,607
West Virginia — 0.2%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/28 ..... 4,710 5,007,898
Series 2019A , GO , 5.00% , 12/01/28 ..... 105 113,083
Series 2018B , GO , 5.00% , 06/01/30 ..... 1,870 1,987,466
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/26 ..... 1,045 1,059,394
Series 2017A , RB , 5.00% , 09/01/29 ..... 5,300 5,512,557
West Virginia Economic Development Authority,
Series 2017, RB, 5.00%, 06/15/29 ...... 5,000 5,173,430
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 1,490 1,619,884
20,473,712
Wisconsin — 1.8%
City of Milwaukee
Series 2021N-3 , GO , 5.00% , 04/01/26 ... 12,535 12,561,593
Series 2021N-4 , GO , 5.00% , 04/01/26 ... 5,425 5,436,509
Series 2023N3 , GO , 5.00% , 04/01/26 .... 1,355 1,357,919
Series 2018N4 , GO , 5.00% , 04/01/27 .... 2,945 3,030,339
County of Dane, Series 2025A, GO,
4.00%, 06/01/29 ................. 4,200 4,432,243
Germantown School District
Series 2017A , GO , 4.00% , 04/01/34 ..... 4,585 4,682,020
Series 2017A , GO , 4.00% , 04/01/36 ..... 6,795 6,938,784
Series 2017A , GO , 4.00% , 04/01/37 ..... 7,070 7,219,603
Green Bay Area Public School District
GO , 5.00% , 04/01/28 ............... 835 883,418
GO , 5.00% , 04/01/29 ............... 1,655 1,795,737
GO , 5.00% , 04/01/30 ............... 1,755 1,948,078
Madison Metropolitan School District
Series 2025A , GO , 5.00% , 03/01/29 ..... 2,865 3,101,514
Series 2025A , GO , 5.00% , 03/01/30 ..... 1,000 1,108,045
Milwaukee Metropolitan Sewerage District
Series 2025H , GO , 5.00% , 10/01/29 ..... 3,230 3,551,589
Series 2025H , GO , 5.00% , 10/01/30 ..... 2,100 2,361,479
Racine Unified School District, GO,
5.00%, 04/01/30 ................. 3,150 3,477,091
State of Wisconsin
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 1,000 1,004,685
Series 2022-1 , GO , 5.00% , 05/01/26 ..... 8,185 8,223,344
Series 2021-2 , GO , 5.00% , 05/01/26 ..... 1,835 1,843,596
Series 2021B , GO , 5.00% , 05/01/26 ..... 5,725 5,751,820
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,995 4,071,633
Series 2020B , GO , 5.00% , 05/01/27 ..... 1,795 1,855,420
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 3,055 3,157,832
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 765 790,770
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 485 501,338
Series 2023-1 , GO , 5.00% , 05/01/28 ..... 12,885 13,669,792
Series 2021A , GO , 5.00% , 05/01/28 ..... 1,315 1,395,093
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 4,500 4,774,083
Series 2019A , RB , 5.00% , 05/01/28 ..... 15,180 15,692,210
Series 2026-1 , GO , 5.00% , 05/01/28 ..... 3,000 3,182,722
Series 2024-1 , GO , 5.00% , 05/01/29 ..... 4,210 4,581,239
Series 2024-2 , GO , 5.00% , 05/01/29 ..... 1,880 2,045,779
Series 2025-3 , GO , 5.00% , 05/01/29 ..... 5,055 5,500,751
Series 2021-2 , GO , 5.00% , 05/01/30 ..... 5,000 5,570,470
Series 2025-3 , GO , 5.00% , 05/01/30 ..... 10,175 11,335,906
Series 20241 , GO , 5.00% , 05/01/31 ..... 6,920 7,871,608
Series 2026-1 , GO , 5.00% , 05/01/31 ..... 4,000 4,550,062
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/26 . 1,405 1,414,675
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Sun Prairie Area School District, GO,
5.00%, 03/01/30 ................. USD 2,250 $ 2,484,014
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 175 181,509
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 3,520 3,650,917
Series 2023I , RB , 5.00% , 07/01/28 ...... 4,485 4,780,888
Series 20172 , RB , 5.00% , 07/01/29 ..... 7,580 7,857,693
Series 2025-1 , RB , 5.00% , 07/01/29 ..... 4,175 4,563,014
Series 2024-2 , RB , 5.00% , 07/01/30 ..... 1,135 1,269,047
197,457,871
Total Long-Term Investments — 99 .4%
(Cost: $ 10,706,742,523 ) ............................ 10,816,800,214
Shares
Shares
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.72%
(d) (e)
......... 103,557,086 103,567,442
Total Short-Term Securities — 1 .0%
(Cost: $ 103,567,442 ) .............................. 103,567,442
Total Investments — 100 .4%
(Cost: $ 10,810,309,965 ) ............................ 10,920,367,656
Liabilities in Excess of Other Assets — (0.4) % ............. (42,034,619)
Net Assets — 100.0% ...............................
$ 10,878,333,037
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
February 28, 2026
iShares
®
Short-Term National Muni Bond ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 84,934 $ 103,491,265
(a)
$ — $ (8,757) $ — $ 103,567,442 103,557,086 $ 1,130,861 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 10,816,800,214 $ — $ 10,816,800,214
Short-Term Securities
Money Market Funds ...................................... 103,567,442 — — 103,567,442
$ 103,567,442 $ 10,816,800,214 $ — $ 10,920,367,656

Statements of Assets and Liabilities

February 28, 2026
2026
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares
California Muni
Bond ETF
iShares Long-
Term National
Muni Bond ETF
iShares
National Muni
Bond ETF
iShares New
York Muni Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 4,200,595,139 $ 29,127,746 $ 42,795,025,784 $ 1,218,295,885
Investments, at value — affiliated
(b)
............................................ 524,790 352,113 267,222,210 229,683
Cash ............................................................... 4 — 61,921 —
Receivables: – – – –
Investment s sold ...................................................... — 240,410 — —
Capital shares sold ..................................................... 20,428,525 — 21,779,452 5,446,917
Dividends — affiliated ................................................... 2,486 366 459,597 2,782
Interest — unaffiliated ................................................... 42,056,795 321,583 471,207,675 15,320,799
Total a ssets ...........................................................
4,263,607,739 30,042,218 43,555,756,639 1,239,296,066
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 94,078,173 505,775 306,057,460 6,893,295
Investment advisory fees ................................................. 247,168 1,985 1,639,505 81,386
Total li abilities ..........................................................
94,325,341 507,760 307,696,965 6,974,681
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 4,169,282,398 $ 29,534,458 $ 43,248,059,674 $ 1,232,321,385
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 4,143,231,815 $ 28,673,118 $ 43,289,108,470 $ 1,228,313,558
Accumulated earnings (loss) ................................................ 26,050,583 861,340 (41,048,796) 4,007,827
NET ASSETS ..........................................................
$ 4,169,282,398 $ 29,534,458 $ 43,248,059,674 $ 1,232,321,385
NET ASSET VALUE
Shares outstanding ......................................................
71,550,000 575,000 397,800,000 22,650,000
Net asset value .........................................................
$ 58.27 $ 51.36 $ 108.72 $ 54.41
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 4,151,090,899 $ 28,374,171 $ 42,498,036,946 $ 1,210,444,005
(b)
  Investments, at cost — affiliated ......................................... $ 524,790 $ 352,113 $ 267,222,210 $ 229,681

Statements of Assets and Liabilities
(continued)
February 28, 2026

Statements of Assets and Liabilities
See notes to financial statements.
iShares Short-
Term National
Muni Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 10,816,800,214
Investments, at value — affiliated
(b)
.......................................................................................... 103,567,442
Cash ............................................................................................................. 1,318,903
Receivables: –
Dividends — affiliated ................................................................................................. 153,272
Interest — unaffiliated ................................................................................................. 119,175,424
Total a ssets .........................................................................................................
11,041,015,255
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 162,102,143
Investment advisory fees ............................................................................................... 580,075
Total li abilities ........................................................................................................
162,682,218
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 10,878,333,037
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 10,788,699,377
Accumulated earnings .................................................................................................. 89,633,660
NET ASSETS ........................................................................................................
$ 10,878,333,037
NET ASSET VALUE
Shares outstanding ....................................................................................................
101,400,000
Net asset value .......................................................................................................
$ 107.28
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 10,706,742,523
(b)
  Investments, at cost — affiliated ................................................................................... $ 103,567,442

Statements of Operations

Year Ended February 28, 2026
2026
iShares Annual Financial Statements and Additional Information

iShares California
Muni Bond ETF
iShares Long-
Term National
Muni Bond ETF
(a)
iShares National
Muni Bond ETF
iShares New York
Muni Bond ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 30,002 $ 3,656 $ 2,359,747 $ 22,275
Interest — unaffiliated ............................................. 111,588,322 1,027,358 1,301,554,793 31,281,481
Total investment income .............................................
111,618,324 1,031,014 1,303,914,540 31,303,756
EXPENSES
Investment advisory .............................................. 2,892,232 21,950 19,972,927 1,440,982
Interest expense ................................................ 2,107 — 23,312 147
Total e xpenses ...................................................
2,894,339 21,950 19,996,239 1,441,129
Less: – – – –
Investment advisory fees waived ..................................... — (318) — —
Total ex penses after fees waived .......................................
2,894,339 21,632 19,996,239 1,441,129
Net investment income ..............................................
108,723,985 1,009,382 1,283,918,301 29,862,627
REALIZED AND UNREALIZED GAIN (LOSS) $ 43,824,819 $ 761,172 $ 495,226,987 $ 16,755,307
Net realized gain (loss) from:
Investments — unaffiliated ....................................... $ (8,924,913) $ 7,603 $ (34,704,456) $ 28,912
Investments — affiliated ......................................... 3 (7) (9,464) (2)
In-kind redemptions — unaffiliated
(b)
................................. (18,209,777) — (116,036,963) —
(27,134,687) 7,596 (150,750,883) 28,910
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 70,959,505 753,575 645,977,871 16,726,395
Investments — affiliated ......................................... — — — 2
70,959,505 753,575 645,977,871 16,726,397
Net realized and unrealized gain .......................................
43,824,818 761,171 495,226,988 16,755,307
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 152,548,803 $ 1,770,553 $ 1,779,145,289 $ 46,617,934
(a)
For the period from March 17, 2025 (commencement of operations) to February 28, 2026.
(b)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended February 28, 2026

Statements of Operations
iShares Short-
Term National
Muni Bond ETF
INVESTMENT INCOME –
Dividends — affiliated ................................................................................................ $ 1,130,861
Interest — unaffiliated ................................................................................................ 253,495,812
Total investment income ................................................................................................
254,626,673
EXPENSES
Investment advisory ................................................................................................. 6,938,280
Interest expense ................................................................................................... 8,884
Total expenses ......................................................................................................
6,947,164
Net investment income .................................................................................................
247,679,509
REALIZED AND UNREALIZED GAIN (LOSS) $ 122,960,449
Net realized gain (loss) from:
Investments — unaffiliated .......................................................................................... $ 598,055
Investments — affiliated ............................................................................................ (8,757)
In-kind redemptions — unaffiliated
(a)
.................................................................................... (427,366)
161,932
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 122,798,516
Net realized and unrealized gain ..........................................................................................
122,960,448
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 370,639,957
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2026
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares California Muni Bond ETF
iShares Long-Term
National Muni Bond
ETF
Year Ended
02/28/26
Year Ended
02/28/25
Period from
03/17/25
(a)
to 02/28/26
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................. $ 108,723,985 $ 90,677,803 $ 1,009,382
Net realized gain (loss) ............................................................. (27,134,687) (2,660,407) 7,596
Net change in unrealized appreciation (depreciation) ......................................... 70,959,505 (14,453,021) 753,575
Net increase in net assets resulting from operations ............................................
152,548,803 73,564,375 1,770,553
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ..................................
(108,360,829) (87,228,085) (909,213)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ –
Net increase in net assets derived from capital share transactions ..................................
213,660,254 1,168,344,328 28,673,118
NET ASSETS
Total increase in net assets ............................................................ 257,848,228 1,154,680,618 29,534,458
Beginning of year ...................................................................
3,911,434,170 2,756,753,552 —
End of year .......................................................................
$ 4,169,282,398 $ 3,911,434,170 $ 29,534,458
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
iShares National Muni Bond ETF iShares New York Muni Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/28/26
Year Ended
02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,283,918,301 $ 1,172,691,904 $ 29,862,627 $ 21,228,167
Net realized gain (loss) ............................................ (150,750,883) (50,341,670) 28,910 210,864
Net change in unrealized appreciation (depreciation) ........................ 645,977,871 (162,344,962) 16,726,397 (2,667,010)
Net increase in net assets resulting from operations ...........................
1,779,145,289 960,005,272 46,617,934 18,772,021
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(1,275,021,635) (1,156,178,802) (28,707,286) (20,672,960)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase in net assets derived from capital share transactions .................
1,783,197,380 4,365,755,034 363,491,134 189,985,413
NET ASSETS
Total increase in net assets ........................................... 2,287,321,034 4,169,581,504 381,401,782 188,084,474
Beginning of year ..................................................
40,960,738,640 36,791,157,136 850,919,603 662,835,129
End of year ......................................................
$ 43,248,059,674 $ 40,960,738,640 $ 1,232,321,385 $ 850,919,603
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2026
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares Short-Term National Muni Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 247,679,509 $ 187,858,793
Net realized gain (loss) .............................................................................. 161,932 (3,101,917)
Net change in unrealized appreciation (depreciation) .......................................................... 122,798,516 73,407,947
Net increase in net assets resulting from operations .............................................................
370,639,957 258,164,823
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(241,477,998) (185,136,774)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase (decrease) in net assets derived from capital share transactions ...........................................
1,723,847,656 (7,317,788)
NET ASSETS
Total increase in net assets ............................................................................. 1,853,009,615 65,710,261
Beginning of year ....................................................................................
9,025,323,422 8,959,613,161
End of year ........................................................................................
$ 10,878,333,037 $ 9,025,323,422
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
iShares California Muni Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of year .................................
$ 57.35  $ 57.67  $ 56.14  $ 60.11  $ 61.79
Net investment income
(a)
........................................
1 .70  1 .64  1 .40  1 .12  0 .98
Net realized and unrealized gain (loss)
(b)
..............................
0.92  (0.35) 1.47  (3.99) (1.68)
Net increase (decrease) from investment operations ....................... 2.62  1.29  2.87  (2.87) (0.70)
Distributions from net investment income
(c)
........................... (1.70) (1.61) (1.34) (1.10) (0.98)
Net asset value, end of year ...................................... $ 58.27  $ 57.35  $ 57.67  $ 56.14  $ 60.11
Total Return
(d)
Based on net asset value ......................................... 4.66% 2.27% 5.20% (4.78)% (1.13)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.08% 0.08% 0.23% 0.25% 0.25%
Net investment income ...........................................
3.01% 2.86% 2.48% 1.98% 1.59%
Supplemental Data
Net assets, end of year (000) ....................................... $ 4,169,282  $ 3,911,434  $ 2,756,754  $ 1,928,322  $ 1,839,302
Portfolio turnover rate
(f)
........................................... 16% 13% 26% 17% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout the period)
2026
iShares Annual Financial Statements and Additional Information

iShares Long-
Term National
Muni Bond ETF
Period from
03/17/25
(a)
to 02/28/26
Net asset value, beginning of period ........................................................................................
$ 50.00
Net investment income
(b)
................................................................................................
1 .96
Net realized and unrealized gain
(c)
..........................................................................................
1.15
Net increase from investment operations ....................................................................................... 3.11
Distributions from net investment income
(d)
................................................................................... (1.75)
Net asset value, end of period ............................................................................................. $ 51.36
Total Return
(e)
Based on net asset value ................................................................................................. 6.40%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................................................
0.09%
(h)
Total expenses after fees waived ............................................................................................
0.09%
(h)
Net investment income ...................................................................................................
4.14%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................................................. $ 29,534
Portfolio turnover rate
(i)
................................................................................................... 11%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares National Muni Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of year .................................
$ 107.37  $ 107.92  $ 105.44  $ 112.61  $ 115.31
Net investment income
(a)
........................................
3 .40  3 .25  2 .96  2 .41  2 .07
Net realized and unrealized gain (loss)
(b)
..............................
1.32  (0.58) 2.42  (7.29) (2.69)
Net increase (decrease) from investment operations ....................... 4.72  2.67  5.38  (4.88) (0.62)
Distributions from net investment income
(c)
........................... (3.37) (3.22) (2.90) (2.29) (2.08)
Net asset value, end of year ...................................... $ 108.72  $ 107.37  $ 107.92  $ 105.44  $ 112.61
Total Return
(d)
Based on net asset value ......................................... 4.51% 2.52% 5.20% (4.32)% (0.54)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.05% 0.05% 0.07% 0.07% 0.07%
Net investment income ...........................................
3.21% 3.03% 2.79% 2.27% 1.78%
Supplemental Data
Net assets, end of year (000) ....................................... $ 43,248,060  $ 40,960,739  $ 36,791,157  $ 31,411,694  $ 24,188,200
Portfolio turnover rate
(f)
........................................... 11% 17% 27% 20% 9%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information

iShares New York Muni Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of year .................................
$ 53.69  $ 53.89  $ 52.42  $ 56.09  $ 57.48
Net investment income
(a)
........................................
1 .66  1 .52  1 .33  1 .11  1 .06
Net realized and unrealized gain (loss)
(b)
..............................
0.67  (0.24) 1.43  (3.70) (1.39)
Net increase (decrease) from investment operations ....................... 2.33  1.28  2.76  (2.59) (0.33)
Distributions from net investment income
(c)
........................... (1.61) (1.48) (1.29) (1.08) (1.06)
Net asset value, end of year ...................................... $ 54.41  $ 53.69  $ 53.89  $ 52.42  $ 56.09
Total Return
(d)
Based on net asset value ......................................... 4.45% 2.42% 5.36% (4.62)% (0.57)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.15% 0.25% 0.25% 0.25% 0.25%
Net investment income ...........................................
3.13% 2.83% 2.52% 2.09% 1.83%
Supplemental Data
Net assets, end of year (000) ....................................... $ 1,232,321  $ 850,920  $ 662,835  $ 545,123  $ 544,101
Portfolio turnover rate
(f)
........................................... 9% 11% 31% 12% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares Short-Term National Muni Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of year .................................
$ 105.99  $ 105.10  $ 103.57  $ 105.52  $ 107.39
Net investment income
(a)
........................................
2 .66  2 .27  1 .85  1 .14  0 .70
Net realized and unrealized gain (loss)
(b)
..............................
1.23  0.86  1.54  (2.09) (1.84)
Net increase (decrease) from investment operations ....................... 3.89  3.13  3.39  (0.95) (1.14)
Distributions from net investment income
(c)
........................... (2.60) (2.24) (1.86) (1.00) (0.73)
Net asset value, end of year ...................................... $ 107.28  $ 105.99  $ 105.10  $ 103.57  $ 105.52
Total Return
(d)
Based on net asset value ......................................... 3.69% 3.02% 3.30% (0.90)% (1.03)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income ...........................................
2.50% 2.16% 1.78% 1.10% 0.65%
Supplemental Data
Net assets, end of year (000) ....................................... $ 10,878,333  $ 9,025,323  $ 8,959,613  $ 10,460,749  $ 7,518,569
Portfolio turnover rate
(f)
........................................... 29% 30% 28% 26% 16%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2026
iShares Annual Financial Statements and Additional Information

1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
California Muni Bond .................................................................................................. Non-diversified
Long-Term National Muni Bond
(a)
.......................................................................................... Non-diversified
National Muni Bond ................................................................................................... Diversified
New York Muni Bond .................................................................................................. Non-diversified
Short-Term National Muni Bond ........................................................................................... Diversified
(a)
The Fund commenced operations on March 17, 2025.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF Investment Advisory Fees
California Muni Bond ............................................................................................... 0.08%
Long-Term National Muni Bond ........................................................................................ 0.09
National Muni Bond ................................................................................................ 0.05
New York Muni Bond ............................................................................................... 0.09
Short-Term National Muni Bond ........................................................................................ 0.07

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information

Effective August 1, 2025, for its investment advisory services to the iShares New York Muni Bond ETF, BFA is entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to August 1, 2025, BFA was entitled to an annual investment advisory fee of
0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For the iShares Long-Term National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2030 in an amount equal to the acquired fund fees and expenses, if any attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended February 28, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. Purchases and Sales
For the period ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended February 28, 2026, in-kind transactions were as follows:
iShares ETF Amounts Waived
Long-Term National Muni Bond ........................................................................................... $ 318
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
California Muni Bond ................................................................... $ 147,416,242 $ 120,252,564 $ —
National Muni Bond .................................................................... 358,286,570 500,531,465 —
New York Muni Bond ................................................................... 38,692,376 50,721,673 —
Short-Term National Muni Bond ............................................................ 317,114,749 260,148,853 —
iShares ETF Purchases Sales
California Muni Bond ................................................................................... $ 1,274,071,446 $ 565,111,523
Long-Term National Muni Bond ............................................................................ 31,113,700 2,685,708
National Muni Bond .................................................................................... 9,307,528,928 4,244,191,046
New York Muni Bond ................................................................................... 418,304,543 80,118,447
Short-Term National Muni Bond ............................................................................ 4,138,747,927 2,707,863,115
iShares ETF
In-kind
Purchases
In-kind
Sales
California Muni Bond ................................................................................... $ — $ 479,493,827
National Muni Bond .................................................................................... — 2,641,442,303
Short-Term National Muni Bond ............................................................................ 21,673,394 101,254,775

Notes to Financial Statements
(continued)

Notes to Financial Statements
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
(a)
The Funds designate these amounts paid during the fiscal period ended February 28, 2026, as exempt-interest dividends.
(b)
Ordinary income consists primarily of taxable income recognized from market discount. Additionally, all ordinary income distributions are comprised of interest-related dividends and qualified short-term capital gain dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
As of February 28, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales.
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
California Muni Bond ........................................................................ $ (18,209,752) $ 18,209,752
National Muni Bond ......................................................................... (117,674,883) 117,674,883
Short-Term National Muni Bond ................................................................. (427,365) 427,365
iShares ETF
Year Ended
02/28/26
Year Ended
02/28/25
California Muni Bond
Tax-exempt income
(a)
.................................................................................. $ 107,772,364 $ 86,614,356
Ordinary income
(b)
.................................................................................... 588,465 613,729
$ 108,360,829 $ 87,228,085
Long-Term National Muni Bond
Tax-exempt income
(a)
.................................................................................. $ 891,911 $ —
Ordinary income
(b)
.................................................................................... 17,302 $ —
$ 909,213 $ —
National Muni Bond
Tax-exempt income
(a)
.................................................................................. $ 1,267,919,280 $ 1,150,630,950
Ordinary income
(b)
.................................................................................... 7,102,355 5,547,852
$ 1,275,021,635 $ 1,156,178,802
New York Muni Bond
Tax-exempt income
(a)
.................................................................................. $ 28,524,381 $ 20,609,266
Ordinary income
(b)
.................................................................................... 182,905 63,694
$ 28,707,286 $ 20,672,960
Short-Term National Muni Bond
Tax-exempt income
(a)
.................................................................................. $ 241,026,782 $ 184,891,759
Ordinary income
(b)
.................................................................................... 451,216 245,015
$ 241,477,998 $ 185,136,774
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
California Muni Bond ...................................................... $ 10,350,953 $ (33,804,604) $ 49,504,234 $ 26,050,583
Long-Term National Muni Bond ............................................... 107,765 — 753,575 861,340
National Muni Bond ....................................................... 116,825,279 (446,010,407) 288,136,332 (41,048,796)
New York Muni Bond ...................................................... 3,248,273 (7,092,328) 7,851,882 4,007,827
Short-Term National Muni Bond ............................................... 24,428,907 (44,852,938) 110,057,691 89,633,660

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information

For the year ended February 28, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of
Investments.
iShares ETF Utilized
New York Muni Bond .................................................................................................. $ 28,910
Short-Term National Muni Bond ........................................................................................... 589,298
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
California Muni Bond ............................................... $ 4,151,615,695 $ 82,816,399 $ (33,312,165) $ 49,504,234
Long-Term National Muni Bond ........................................ 28,726,284 774,543 (20,968) 753,575
National Muni Bond ................................................ 42,774,111,662 732,587,336 (444,451,004) 288,136,332
New York Muni Bond ............................................... 1,210,673,686 19,684,184 (11,832,302) 7,851,882
Short-Term National Muni Bond ........................................ 10,810,309,965 114,347,504 (4,289,813) 110,057,691

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Year Ended
02/28/26
Year Ended
02/28/25
iShares ETF Shares Amount Shares Amount
California Muni Bond
Shares sold 14,850,000 $ 850,848,879 22,850,000 $ 1,308,167,003
Shares redeemed
(11,500,000) (637,188,625) (2,450,000) (139,822,675)
3,350,000 $ 213,660,254 20,400,000 $ 1,168,344,328
Period Ended
02/28/26
iShares ETF Shares Amount
Long-Term National Muni Bond
(a)
Shares sold .......................................................................... 575,000 $ 28,673,118
(a)
The Fund commenced operations on March 17, 2025.
Year Ended
02/28/26
Year Ended
02/28/25
iShares ETF Shares Amount Shares Amount
National Muni Bond
Shares sold 60,400,000 $ 6,394,982,870 86,200,000 $ 9,234,063,691
Shares redeemed
(44,100,000) (4,611,785,490) (45,600,000) (4,868,308,657)
16,300,000 $ 1,783,197,380 40,600,000 $ 4,365,755,034
New York Muni Bond
Shares sold 6,950,000 $ 371,273,874 3,550,000 $ 189,985,413
Shares redeemed
(150,000) (7,782,740) — —
6,800,000 $ 363,491,134 3,550,000 $ 189,985,413
Short-Term National Muni Bond
Shares sold 20,550,000 $ 2,180,734,643 5,400,000 $ 570,668,159
Shares redeemed
(4,300,000) (456,886,987) (5,500,000) (577,985,947)
16,250,000 $ 1,723,847,656 (100,000) $ (7,317,788)

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information

10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2026, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
(1) Statement of operations for the year ended February 28, 2026 and statement of changes in net assets for each of the two years in the period ended February 28, 2026
(2) Statement of operations and statement of changes in net assets for the period March 17, 2025 (commencement of operations) to February 28, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares California Muni Bond ETF
(1)
iShares Long-Term National Muni Bond ETF
(2)
iShares National Muni Bond ETF
(1)
iShares New York Muni Bond ETF
(1)
iShares Short-Term National Muni Bond ETF
(1)

Important Tax Information
(unaudited)
2026
iShares Annual Financial Statements and Additional Information

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal period ended February 28, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal period ended February 28, 2026:
For California income tax purposes, the California Muni Bond designates 99.46% of its distributions paid from net investment income during the fiscal year ended February
28, 2026 as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.
iShares ETF Interest Dividends
California Muni Bond ................................................................................................ $ 588,465
Long-Term National Muni Bond ......................................................................................... 17,302
National Muni Bond ................................................................................................. 7,102,355
New York Muni Bond ................................................................................................ 182,905
Short-Term National Muni Bond ......................................................................................... 451,216
iShares ETF
Interest-Related
Dividends
California Muni Bond ................................................................................................ $ 588,465
Long-Term National Muni Bond ......................................................................................... 17,302
National Muni Bond ................................................................................................. 7,102,355
New York Muni Bond ................................................................................................ 182,905
Short-Term National Muni Bond ......................................................................................... 451,216

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
Not applicable.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2026
iShares Annual Financial Statements and Additional Information

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGC-ICC Assured Guaranty Corp. – Insured Custody Certificate
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BHAC-CR Berkshire Hathaway Assurance Corp. Custodial Receipt
COP Certificates of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
LOC Letter of Credit
MBIA Municipal Bond Insurance Association
NPFGC National Public Finance Guarantee Corp.
NPFGC-IBC National Public Finance Guarantee Corp. — Insured Bond Certificate
OK CERF Oklahoma Credit Enhancement Reserve Fund
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SBPA Standby Bond Purchase Agreement
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

FEBRUARY 28, 2026
2026 Annual Financial
Statements and Additional
Information
iShares Trust
iShares Agency Bond ETF | AGZ | NYSE Arca
iShares BBB Rated Corporate Bond ETF | LQDB | NYSE Arca

Page
2

Schedule of Investments
February 28, 2026
iShares
®
Agency Bond ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Financial Services — 1.6%
Private Export Funding Corp.
Series PP , 1.40% , 07/15/28 ............ USD 6,233 $ 5,925,831
Series RR , 4.30% , 12/15/28 ........... 2,960 3,021,438
8,947,269
Total Corporate Bonds — 1 .6%
(Cost: $ 9,223,159 ) ............................... 8,947,269
Foreign Government Obligations
Israel — 0.4%
State of Israel Government Bond , 5.50% ,
09/18/33 ........................ 2,368 2,584,665
Total Foreign Government Obligations — 0 .4%
(Cost: $ 2,526,721 ) ............................... 2,584,665
U.S. Government Sponsored Agency Securities
Agency Obligations — 88.1%
Federal Farm Credit Bank Bonds
1.00% , 10/07/26 - 08/03/27 ............ 5,500 5,371,530
1.10% , 03/03/27 ................... 6,000 5,844,271
1.15% , 08/12/30 ................... 10,100 9,043,991
1.32% , 09/09/30 ................... 3,365 3,033,479
1.38% , 01/14/31 ................... 3,000 2,683,759
1.55% , 07/26/30 ................... 1,000 912,464
1.65% , 07/23/35 ................... 1,000 797,413
1.69% , 08/20/35 ................... 1,000 797,696
1.88% , 06/16/31 ................... 1,000 906,678
2.47% , 07/18/35 ................... 1,000 873,056
3.11% , 08/05/48 ................... 1,000 726,316
3.19% , 01/16/29 ................... 500 496,257
3.30% , 03/23/32 ................... 1,000 963,789
3.33% , 07/12/32 ................... 1,000 972,702
3.38% , 09/15/27 - 01/07/28 ............ 6,500 6,494,519
3.63% , 08/27/27 ................... 26,000 26,058,759
3.75% , 07/03/28 ................... 400 402,956
3.80% , 04/05/32 ................... 2,000 1,969,334
4.00% , 08/06/27 - 04/01/30 ............ 6,300 6,391,653
4.25% , 03/20/28 - 02/28/29 ............ 6,800 6,942,414
4.38% , 04/10/29 ................... 5,000 5,129,944
4.50% , 03/26/27 - 09/22/28 ............ 7,650 7,747,769
4.58% , 04/02/29 ................... 4,000 4,003,060
4.75% , 05/28/26 - 04/30/29 ............ 3,500 3,596,923
4.88% , 04/20/26 - 10/27/32 ............ 3,000 3,062,285
Federal Home Loan Bank Bonds
0.83% , 02/10/27 ................... 1,500 1,461,919
0.85% , 02/17/27 ................... 1,000 973,391
0.92% , 02/26/27 ................... 1,000 974,145
1.00% , 07/27/26 - 02/26/27 ............ 4,265 4,171,793
1.02% , 02/24/27 ................... 1,500 1,462,909
1.12% , 02/26/27 ................... 3,000 2,927,506
1.25% , 12/21/26 ................... 205 201,243
2.13% , 12/11/26 - 12/14/29 ............ 4,000 3,826,757
2.75% , 03/25/27 ................... 3,000 2,972,201
3.00% , 03/12/27 ................... 200 198,910
3.25% , 06/09/28 - 11/16/28 ............ 11,315 11,277,613
3.50% , 09/09/27 - 10/04/27 ............ 33,565 33,590,621
4.00% , 03/10/27 - 06/30/28 ............ 16,305 16,469,960
4.13% , 09/14/29 ................... 225 229,670
4.38% , 06/09/28 - 03/11/33 ............ 2,000 2,046,906
4.50% , 03/10/28 - 03/09/29 ............ 6,200 6,335,884
4.63% , 06/08/29 ................... 4,000 4,143,269
4.75% , 04/09/27
(a)
.................. 1,560 1,581,366
Security
Par (000)
Par (000) Value
Agency Obligations (continued)
4.75% , 12/08/28 - 03/10/34 ............ USD 4,680 $ 4,888,904
5.50% , 07/15/36 ................... 6,300 7,024,925
5.63% , 03/14/36 ................... 1,560 1,743,721
Federal Home Loan Mortgage Corp.
0.00% , 12/14/29 - 11/15/38
(b)
........... 23,578 19,512,617
0.00% , 11/15/38
(a) (b)
................. 3,250 1,871,804
0.80% , 10/27/26 ................... 1,000 981,078
1.50% , 10/29/32 ................... 1,000 856,531
6.25% , 07/15/32 ................... 12,807 14,631,459
6.75% , 09/15/29
(a)
.................. 3,100 3,437,016
6.75% , 03/15/31 ................... 15,010 17,196,047
Federal National Mortgage Association
0.00% , 01/15/30
(b)
.................. 910 793,216
0.75% , 10/08/27 ................... 76,459 73,293,379
0.88% , 08/05/30 ................... 9,980 8,920,705
1.63% , 08/24/35 ................... 5,000 3,949,544
5.63% , 07/15/37 ................... 4,800 5,401,852
6.21% , 08/06/38 ................... 2,500 2,968,994
6.25% , 05/15/29 ................... 18,450 20,013,147
6.63% , 11/15/30 ................... 22,852 25,877,337
7.13% , 01/15/30 ................... 17,019 19,232,177
7.25% , 05/15/30 ................... 10,686 12,240,408
Resolution Funding Corp. Principal STRIPS ,
0.00% , 01/15/30
(b) (c)
................. 3,500 3,042,418
Resolution Funding Corp. STRIPS ,
0.00% , 01/15/30
(b) (c)
................. 2,100 1,819,004
Tennessee Valley Authority
1.50% , 09/15/31 ................... 2,050 1,826,068
3.50% , 12/15/42 ................... 165 142,373
3.88% , 03/15/28 - 08/01/30 ............ 4,450 4,492,632
4.25% , 09/15/52 - 09/15/65 ............ 7,879 6,852,091
4.38% , 08/01/34 ................... 2,500 2,572,606
4.63% , 09/15/60 ................... 3,500 3,232,725
4.65% , 06/15/35 ................... 500 522,297
4.70% , 07/15/33 ................... 2,662 2,803,902
4.88% , 05/15/35 - 01/15/48 ............ 3,983 4,070,135
5.25% , 09/15/39 - 02/01/55 ............ 7,005 7,567,617
5.38% , 04/01/56 ................... 2,600 2,722,664
5.50% , 06/15/38 ................... 282 311,599
5.88% , 04/01/36 ................... 7,171 8,159,019
6.15% , 01/15/38 ................... 2,000 2,349,430
7.13% , 05/01/30 ................... 10,047 11,424,665
Total U.S. Government Sponsored Agency Securities — 88 .1%
(Cost: $ 507,986,364 ) .............................. 508,815,186
Total Long-Term Investments — 90.1%
(Cost: $ 519,736,244 ) .............................. 520,347,120
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64%
(d) (e) (f)
................. 2,348,905 2,348,905
Total Money Market Funds — 0 .4%
(Cost: $ 2,348,905 ) ............................... 2,348,905

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
Agency Bond ETF
4
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 8.7%
U.S. Treasury Bills ,   2.60% , 03/24/26
(c)
...... USD 49,900 $ 49,789,933
Total U.S. Treasury Obligations — 8 .7%
(Cost: $ 49,786,239 ) ............................... 49,789,933
Total Short-Term Securities — 9.1%
(Cost: $ 52,135,144 ) ............................... 52,138,838
Total Investments — 99 .2%
(Cost: $ 571,871,388 ) .............................. 572,485,958
Other Assets Less Liabilities — 0.8% .................... 4,899,923
Net Assets — 100.0% ...............................
$ 577,385,881
(a)
All or a portion of this security is on loan.
(b)
Zero-coupon bond.
(c)
Rates are discount rates or a range of discount rates as of period end.
(d)
Affiliate of the Fund.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 29,903,858 $ — $ (27,554,953)
(a)
$ — $ — $ 2,348,905 2,348,905 $ 106,974
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 8,947,269 $ — $ 8,947,269
Foreign Government Obligations .............................. — 2,584,665 — 2,584,665
U.S. Government Sponsored Agency Securities .................... — 508,815,186 — 508,815,186
Short-Term Securities
Money Market Funds ...................................... 2,348,905 — — 2,348,905
U.S. Treasury Obligations ................................... — 49,789,933 — 49,789,933
$ 2,348,905 $ 570,137,053 $ — $ 572,485,958

Schedule of Investments
February 28, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 3.6%
Boeing Co. (The)
2.70% , 02/01/27 ................... USD 55 $ 54,410
5.04% , 05/01/27 ................... 105 106,092
5.15% , 05/01/30
(a)
.................. 125 129,429
6.53% , 05/01/34 ................... 85 95,247
5.71% , 05/01/40
(a)
.................. 77 80,113
5.81% , 05/01/50 ................... 105 105,355
6.86% , 05/01/54 ................... 60 68,672
5.93% , 05/01/60 ................... 100 100,196
HEICO Corp., 5.35%, 08/01/33 .......... 15 15,741
Howmet Aerospace, Inc., 3.00%, 01/15/29 ... 45 43,908
L3Harris Technologies, Inc.
4.40% , 06/15/28 ................... 89 89,402
5.35% , 06/01/34 ................... 60 62,679
5.05% , 04/27/45 ................... 25 24,335
5.60% , 07/31/53 ................... 15 15,109
Leidos, Inc., 4.38%, 05/15/30 ........... 26 26,063
Northrop Grumman Corp.
3.25% , 01/15/28 ................... 100 98,997
4.90% , 06/01/34 ................... 40 41,001
5.25% , 07/15/35 ................... 25 26,163
4.03% , 10/15/47 ................... 88 72,216
5.25% , 05/01/50 ................... 40 38,649
RTX Corp.
3.13% , 05/04/27 ................... 25 24,805
4.13% , 11/16/28 ................... 115 115,692
2.25% , 07/01/30 ................... 45 41,894
5.15% , 02/27/33 ................... 45 47,089
6.10% , 03/15/34
(a)
.................. 50 55,279
4.45% , 11/16/38 ................... 40 38,095
4.50% , 06/01/42 ................... 70 64,510
4.15% , 05/15/45 ................... 45 38,430
3.75% , 11/01/46 ................... 40 31,709
4.63% , 11/16/48 ................... 50 44,567
2.82% , 09/01/51 ................... 45 28,725
6.40% , 03/15/54 ................... 35 39,057
Textron, Inc., 2.45%, 03/15/31 ........... 45 41,288
1,904,917
Air Freight & Logistics — 0.1%
GXO Logistics, Inc., 6.25%, 05/06/29 ....... 35 36,935
Automobile Components — 0.3%
Aptiv Swiss Holdings Ltd.
3.25% , 03/01/32
(a)
.................. 45 42,539
3.10% , 12/01/51
(a)
.................. 15 9,784
4.15% , 05/01/52 ................... 31 24,060
BorgWarner, Inc.
2.65% , 07/01/27 ................... 36 35,356
5.40% , 08/15/34
(a)
.................. 35 36,370
Lear Corp., 5.25%, 05/15/49
(a)
........... 12 11,073
159,182
Automobiles — 0.6%
Ford Motor Co.
7.45% , 07/16/31 ................... 110 122,839
4.75% , 01/15/43 ................... 50 40,232
General Motors Co.
6.60% , 04/01/36 ................... 75 82,257
6.25% , 10/02/43 ................... 40 41,019
6.75% , 04/01/46 ................... 30 32,407
318,754
Security
Par (000)
Par (000) Value
Banks — 3.9%
Barclays plc, 4.84%, 05/09/28 ........... USD 200 $ 201,449
Citigroup, Inc.
4.60% , 03/09/26 ................... 34 34,006
4.45% , 09/29/27 ................... 75 75,447
4.13% , 07/25/28 ................... 125 125,143
6.63% , 06/15/32 ................... 60 66,740
6.68% , 09/13/43 ................... 24 27,110
4.75% , 05/18/46
(a)
.................. 75 66,860
Citizens Financial Group, Inc.
3.25% , 04/30/30 ................... 25 24,030
(1-day SOFR + 1.91%), 5.72% , 07/23/32
(b)
. 25 26,327
2.64% , 09/30/32 ................... 40 35,123
Fifth Third Bancorp
(SOFR Index + 2.19%), 6.36% , 10/27/28
(b)
. 70 72,635
(SOFR Index + 2.13%), 4.77% , 07/28/30
(b)
. 55 55,894
(1-day SOFR + 1.84%), 5.63% , 01/29/32
(b)
. 35 36,864
(1-day SOFR + 1.66%), 4.34% , 04/25/33
(a) (b)
35 34,608
8.25% , 03/01/38 ................... 10 12,389
Fifth Third Financial Corp., 4.00%, 02/01/29
(a)
.. 30 29,993
HSBC Holdings plc, 6.50%, 09/15/37 ....... 100 111,182
Huntington Bancshares, Inc.
(b)
(1-day SOFR + 2.02%), 6.21% , 08/21/29 .. 35 36,736
(SOFR Index + 1.87%), 5.71% , 02/02/35 .. 45 47,324
KeyCorp
2.55% , 10/01/29 ................... 60 57,048
(SOFR Index + 2.06%), 4.79% , 06/01/33
(b)
. 53 53,256
(1-day SOFR + 1.37%), 5.31% , 01/28/37
(b)
. 25 25,174
Regions Financial Corp.
(b)
(1-day SOFR + 1.49%), 5.72% , 06/06/30 .. 50 52,332
(1-day SOFR + 2.06%), 5.50% , 09/06/35 .. 30 31,045
Santander Holdings USA, Inc.
(b)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 .. 25 26,036
(1-day SOFR + 2.50%), 6.17% , 01/09/30 .. 85 88,751
(1-day SOFR + 2.14%), 6.34% , 05/31/35
(a)
. 25 26,896
Santander UK Group Holdings plc, (1-day SOFR
+ 2.60%), 6.53%, 01/10/29
(b)
.......... 200 208,629
Truist Financial Corp., 3.88%, 03/19/29
(a)
.... 35 34,809
Wachovia Corp., 5.50%, 08/01/35 ......... 25 26,013
Wells Fargo & Co.
4.10% , 06/03/26 ................... 15 14,999
4.30% , 07/22/27 ................... 70 70,235
5.61% , 01/15/44 ................... 63 62,764
4.90% , 11/17/45 ................... 70 63,360
4.40% , 06/14/46 ................... 20 16,877
4.75% , 12/07/46 ................... 70 62,105
2,040,189
Beverages — 0.9%
Coca-Cola Consolidated, Inc., 5.45%, 06/01/34 35 37,132
Constellation Brands, Inc.
3.70% , 12/06/26 ................... 38 37,922
3.15% , 08/01/29 ................... 75 72,834
4.75% , 05/09/32 ................... 33 33,571
3.75% , 05/01/50 ................... 47 35,305
Keurig Dr Pepper, Inc.
4.60% , 05/25/28 ................... 45 45,447
Series 31* , 2.25% , 03/15/31 ........... 83 74,933
5.15% , 05/15/35 ................... 25 25,330
3.35% , 03/15/51 ................... 55 37,377
4.50% , 04/15/52 ................... 25 20,623
Molson Coors Beverage Co.
5.00% , 05/01/42 ................... 25 23,344
4.20% , 07/15/46 ................... 35 28,413
472,231

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
BBB Rated Corporate Bond ETF
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology — 1.9%
Amgen, Inc.
2.60% , 08/19/26 ................... USD 25 $ 24,843
2.20% , 02/21/27 ................... 135 132,839
1.65% , 08/15/28 ................... 15 14,250
2.45% , 02/21/30 ................... 100 94,239
2.30% , 02/25/31 ................... 55 50,464
5.25% , 03/02/33 ................... 105 109,911
2.80% , 08/15/41 ................... 40 29,980
4.40% , 05/01/45 ................... 35 30,590
3.38% , 02/21/50 ................... 45 32,803
4.66% , 06/15/51 ................... 35 30,528
5.65% , 03/02/53 ................... 150 149,762
2.77% , 09/01/53 ................... 89 54,314
5.75% , 03/02/63 ................... 60 59,368
Baxalta, Inc., 5.25%, 06/23/45 ........... 47 45,750
Biogen, Inc.
2.25% , 05/01/30 ................... 40 37,079
3.15% , 05/01/50 ................... 46 30,265
3.25% , 02/15/51 ................... 63 41,824
Regeneron Pharmaceuticals, Inc.
1.75% , 09/15/30 ................... 22 19,826
2.80% , 09/15/50 ................... 25 15,498
1,004,133
Broadline Retail — 0.2%
eBay, Inc.
1.40% , 05/10/26 ................... 25 24,871
3.60% , 06/05/27 ................... 49 48,815
2.70% , 03/11/30 ................... 40 37,885
3.65% , 05/10/51 ................... 30 22,232
133,803
Building Products — 1.1%
Amrize Finance US LLC
4.70% , 04/07/28 ................... 25 25,379
5.40% , 04/07/35 ................... 25 26,120
4.75% , 09/22/46 ................... 15 13,649
Carlisle Cos., Inc.
3.75% , 12/01/27 ................... 49 48,839
5.25% , 09/15/35
(a)
.................. 25 25,789
Carrier Global Corp.
2.49% , 02/15/27 ................... 61 60,216
2.70% , 02/15/31 ................... 25 23,391
5.90% , 03/15/34 ................... 49 52,979
3.58% , 04/05/50 ................... 68 50,923
CRH America Finance, Inc.
4.40% , 02/09/31 ................... 45 45,320
5.00% , 02/09/36 ................... 25 25,310
5.60% , 02/09/56 ................... 35 34,901
Fortune Brands Innovations, Inc., 5.88%,
06/01/33
(a)
...................... 25 26,753
Johnson Controls International plc
2.00% , 09/16/31
(a)
.................. 54 48,075
4.50% , 02/15/47 ................... 25 22,059
Owens Corning
5.70% , 06/15/34
(a)
.................. 20 21,208
4.30% , 07/15/47 ................... 30 24,884
575,795
Capital Markets — 4.1%
Apollo Debt Solutions BDC, 6.70%, 07/29/31 .. 40 41,230
Ares Capital Corp.
2.15% , 07/15/26 ................... 70 69,548
2.88% , 06/15/28 ................... 65 61,958
5.80% , 03/08/32 ................... 50 49,736
Ares Strategic Income Fund, 6.20%, 03/21/32 . 45 45,297
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Blackstone Private Credit Fund
3.25% , 03/15/27 ................... USD 50 $ 49,190
4.00% , 01/15/29 ................... 25 24,004
6.00% , 01/29/32 ................... 60 59,413
Blackstone Secured Lending Fund
2.75% , 09/16/26 ................... 25 24,736
2.13% , 02/15/27
(a)
.................. 50 48,793
2.85% , 09/30/28
(a)
.................. 33 30,845
Blue Owl Capital Corp., 3.40%, 07/15/26 .... 43 42,700
Blue Owl Credit Income Corp., 5.80%, 03/15/30 50 48,896
CI Financial Corp., 3.20%, 12/17/30 ....... 30 27,465
Deutsche Bank AG, (1-day SOFR + 2.52%),
7.15%, 07/13/27
(b)
................. 155 156,703
FS KKR Capital Corp., 3.13%, 10/12/28 ..... 35 31,829
Goldman Sachs Group, Inc. (The)
5.95% , 01/15/27 ................... 25 25,407
6.45% , 05/01/36 ................... 60 65,974
6.75% , 10/01/37 ................... 110 123,368
5.15% , 05/22/45 ................... 60 56,517
Golub Capital BDC, Inc., 2.50%, 08/24/26 .... 25 24,735
Golub Capital Private Credit Fund, 5.88%,
05/01/30 ....................... 40 40,021
Jefferies Financial Group, Inc.
5.88% , 07/21/28 ................... 40 41,350
2.63% , 10/15/31 ................... 45 39,964
6.25% , 01/15/36 ................... 55 57,419
Lazard Group LLC, 4.38%, 03/11/29 ....... 25 25,080
LPL Holdings, Inc.
4.90% , 04/03/28 ................... 25 25,324
6.00% , 05/20/34 ................... 45 46,990
Moody's Corp.
4.25% , 08/08/32
(a)
.................. 40 39,875
3.75% , 02/25/52 ................... 25 18,930
Morgan Stanley
4.35% , 09/08/26 ................... 45 45,099
3.95% , 04/23/27 ................... 93 92,917
MSCI, Inc., 5.15%, 03/15/36 ............ 35 34,653
Nasdaq, Inc.
3.85% , 06/30/26 ................... 25 24,996
1.65% , 01/15/31
(a)
.................. 55 49,027
3.25% , 04/28/50
(a)
.................. 20 13,699
5.95% , 08/15/53 ................... 25 25,837
Nomura Holdings, Inc.
5.84% , 01/18/28 ................... 200 206,348
2.61% , 07/14/31 ................... 240 218,667
2,154,540
Chemicals — 2.0%
Albemarle Corp., 4.65%, 06/01/27 ......... 41 41,298
CF Industries, Inc.
5.15% , 03/15/34 ................... 55 55,994
5.38% , 03/15/44 ................... 35 33,488
Dow Chemical Co. (The)
7.38% , 11/01/29 ................... 37 40,666
2.10% , 11/15/30 ................... 88 78,401
5.65% , 03/15/36
(a)
.................. 25 25,002
4.38% , 11/15/42 ................... 40 31,628
4.80% , 05/15/49 ................... 25 19,547
3.60% , 11/15/50
(a)
.................. 45 29,164
5.95% , 03/15/55 ................... 35 31,720
DuPont de Nemours, Inc.
4.73% , 11/15/28
(c)
.................. 51 51,759
5.32% , 11/15/38 ................... 28 28,392
5.42% , 11/15/48 ................... 8 7,699

Schedule of Investments
(continued)
February 28, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Eastman Chemical Co.
4.50% , 12/01/28 ................... USD 34 $ 34,378
5.63% , 02/20/34 ................... 30 31,300
4.65% , 10/15/44 ................... 45 38,995
International Flavors & Fragrances, Inc., 5.00%,
09/26/48 ....................... 10 9,021
LYB International Finance III LLC
2.25% , 10/01/30 ................... 25 22,562
5.50% , 03/01/34
(a)
.................. 30 30,214
3.38% , 10/01/40 ................... 25 18,464
4.20% , 05/01/50 ................... 40 28,809
3.80% , 10/01/60 ................... 30 19,026
LyondellBasell Industries NV, 4.63%, 02/26/55 . 50 38,492
Mosaic Co. (The), 4.05%, 11/15/27 ........ 30 30,020
Nutrien Ltd.
4.90% , 03/27/28 ................... 15 15,273
2.95% , 05/13/30 ................... 47 44,817
3.95% , 05/13/50 ................... 40 31,179
PPG Industries, Inc., 3.75%, 03/15/28 ...... 15 14,975
Sherwin-Williams Co. (The)
3.45% , 06/01/27 ................... 63 62,680
4.50% , 06/01/47 ................... 45 38,907
3.30% , 05/15/50 ................... 25 17,434
Westlake Corp.
5.00% , 08/15/46 ................... 15 13,190
3.13% , 08/15/51 ................... 35 21,913
6.38% , 11/15/55 ................... 15 15,033
1,051,440
Commercial Services & Supplies — 0.1%
Veralto Corp., 5.45%, 09/18/33 .......... 30 31,591
Communications Equipment — 0.4%
Motorola Solutions, Inc.
4.60% , 02/23/28 ................... 22 22,242
2.75% , 05/24/31 ................... 55 50,977
5.60% , 06/01/32 ................... 36 38,221
5.55% , 08/15/35 ................... 25 26,322
Nokia OYJ, 4.38%, 06/12/27 ............ 50 49,926
187,688
Construction & Engineering — 0.1%
Quanta Services, Inc.
4.50% , 01/15/31 ................... 25 25,271
2.35% , 01/15/32 ................... 25 22,335
3.05% , 10/01/41 ................... 25 19,070
66,676
Construction Materials — 0.4%
Eagle Materials, Inc., 5.00%, 03/15/36 ...... 25 24,734
Martin Marietta Materials, Inc.
3.50% , 12/15/27 ................... 65 64,556
5.15% , 12/01/34 ................... 25 25,785
3.20% , 07/15/51 ................... 60 40,860
Vulcan Materials Co.
3.50% , 06/01/30 ................... 49 47,889
4.50% , 06/15/47 ................... 32 27,887
231,711
Consumer Finance — 4.1%
AerCap Ireland Capital DAC
4.63% , 10/15/27 ................... 150 151,358
6.15% , 09/30/30 ................... 240 257,165
3.40% , 10/29/33 ................... 160 145,909
Ally Financial, Inc.
4.75% , 06/09/27 ................... 11 11,085
2.20% , 11/02/28
(a)
.................. 65 61,842
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
8.00% , 11/01/31 ................... USD 60 $ 68,010
Capital One Financial Corp.
4.10% , 02/09/27 ................... 90 90,153
3.75% , 03/09/27 ................... 75 74,879
3.65% , 05/11/27 ................... 105 104,610
Ford Motor Credit Co. LLC
5.92% , 03/20/28 ................... 200 205,236
7.12% , 11/07/33 ................... 220 240,240
General Motors Financial Co., Inc.
2.35% , 02/26/27 ................... 90 88,581
5.00% , 04/09/27 ................... 47 47,481
2.70% , 08/20/27 ................... 50 49,071
5.05% , 04/04/28 ................... 25 25,488
4.90% , 10/06/29 ................... 75 76,625
5.85% , 04/06/30
(a)
.................. 60 63,334
2.35% , 01/08/31 ................... 195 177,247
6.10% , 01/07/34 ................... 100 107,069
5.95% , 04/04/34 ................... 35 37,098
Synchrony Financial
5.15% , 03/19/29 ................... 60 60,952
2.88% , 10/28/31 ................... 27 24,223
2,167,656
Consumer Staples Distribution & Retail — 1.1%
Dollar General Corp.
3.50% , 04/03/30 ................... 32 31,129
5.45% , 07/05/33 ................... 10 10,490
4.13% , 04/03/50 ................... 15 11,908
Dollar Tree, Inc., 4.20%, 05/15/28 ......... 40 40,125
Kroger Co. (The)
2.65% , 10/15/26 ................... 85 84,334
2.20% , 05/01/30 ................... 35 32,563
1.70% , 01/15/31 ................... 25 22,252
4.45% , 02/01/47 ................... 63 53,899
3.95% , 01/15/50 ................... 79 61,321
5.50% , 09/15/54 ................... 25 24,121
Sysco Corp.
3.30% , 07/15/26 ................... 30 29,897
5.95% , 04/01/30 ................... 50 53,200
5.40% , 03/23/35 ................... 45 46,993
4.45% , 03/15/48 ................... 25 21,461
6.60% , 04/01/50 ................... 30 33,414
3.15% , 12/14/51
(a)
.................. 20 13,531
570,638
Containers & Packaging — 0.8%
Amcor Flexibles North America, Inc.
2.63% , 06/19/30 ................... 25 23,500
2.69% , 05/25/31 ................... 40 36,946
5.50% , 03/17/35
(a)
.................. 35 36,829
Avery Dennison Corp., 2.25%, 02/15/32 ..... 20 17,796
Berry Global, Inc.
5.50% , 04/15/28 ................... 25 25,794
5.65% , 01/15/34
(a)
.................. 25 26,394
International Paper Co., 4.40%, 08/15/47 .... 50 41,620
Packaging Corp. of America
3.00% , 12/15/29 ................... 25 24,082
3.05% , 10/01/51 ................... 15 9,927
Sonoco Products Co.
2.85% , 02/01/32 ................... 28 25,704
5.75% , 11/01/40 ................... 25 25,940
WRKCo, Inc.
4.90% , 03/15/29 ................... 65 66,506
3.00% , 06/15/33 ................... 55 49,696
410,734

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
BBB Rated Corporate Bond ETF
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Distributors — 0.1%
Genuine Parts Co., 2.75%, 02/01/32 ....... USD 30 $ 26,606
LKQ Corp., 6.25%, 06/15/33 ............ 15 15,895
42,501
Diversified REITs — 0.5%
American Assets Trust LP, 6.15%, 10/01/34 ... 30 30,689
Digital Realty Trust LP, 3.70%, 08/15/27 ..... 65 64,748
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ....................... 50 52,229
GLP Capital LP
5.75% , 06/01/28 ................... 31 31,784
5.30% , 01/15/29 ................... 25 25,535
VICI Properties LP
5.13% , 05/15/32 ................... 25 25,332
5.63% , 05/15/52 ................... 17 15,995
246,312
Diversified Telecommunication Services — 6.4%
AT&T, Inc.
1.70% , 03/25/26 ................... 55 54,927
4.25% , 03/01/27 ................... 25 25,062
2.30% , 06/01/27 ................... 100 98,075
1.65% , 02/01/28 ................... 25 23,972
4.35% , 03/01/29 ................... 25 25,271
2.75% , 06/01/31 ................... 125 116,349
2.55% , 12/01/33 ................... 95 82,329
5.40% , 02/15/34 ................... 40 41,912
4.50% , 05/15/35
(a)
.................. 115 111,949
4.90% , 11/01/35 ................... 50 50,060
4.90% , 08/15/37 ................... 40 39,458
3.50% , 06/01/41 ................... 50 40,169
3.10% , 02/01/43 ................... 40 29,888
4.50% , 03/09/48 ................... 130 108,916
3.65% , 06/01/51 ................... 75 53,659
3.50% , 09/15/53 ................... 174 118,458
5.70% , 11/01/54
(a)
.................. 40 38,732
3.55% , 09/15/55 ................... 165 111,420
3.80% , 12/01/57 ................... 150 104,865
3.65% , 09/15/59 ................... 120 80,607
3.50% , 02/01/61 ................... 50 32,403
Bell Telephone Co. of Canada or Bell Canada
5.20% , 02/15/34
(a)
.................. 25 25,731
4.46% , 04/01/48 ................... 50 42,314
British Telecommunications plc, 9.63%,
12/15/30
(d)
...................... 85 103,882
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(a) (d)
................ 102 119,606
Orange SA
9.00% , 03/01/31
(d)
.................. 75 90,494
5.38% , 01/13/42 ................... 35 34,803
Sprint Capital Corp., 6.88%, 11/15/28 ....... 87 93,339
Telefonica Emisiones SA, 7.05%, 06/20/36 ... 45 50,878
TELUS Corp.
3.40% , 05/13/32 ................... 30 28,018
4.60% , 11/16/48 ................... 25 21,723
Verizon Communications, Inc.
4.33% , 09/21/28 ................... 76 76,799
1.68% , 10/30/30 ................... 170 152,431
2.55% , 03/21/31 ................... 176 162,670
2.36% , 03/15/32 ................... 85 75,868
5.05% , 05/09/33 ................... 80 82,950
4.40% , 11/01/34 ................... 40 39,171
5.25% , 04/02/35 ................... 85 87,423
5.00% , 01/15/36 ................... 60 60,281
5.25% , 03/16/37 ................... 75 76,347
3.40% , 03/22/41 ................... 90 71,604
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.86% , 08/21/46 ................... USD 70 $ 63,020
2.88% , 11/20/50
(a)
.................. 75 47,355
3.55% , 03/22/51
(a)
.................. 115 83,240
5.50% , 02/23/54 ................... 40 39,051
4.67% , 03/15/55 ................... 100 84,284
2.99% , 10/30/56
(a)
.................. 70 42,573
3.70% , 03/22/61 ................... 85 58,732
6.00% , 11/30/65 ................... 75 75,236
3,378,304
Electric Utilities — 4.7%
AEP Texas, Inc.
5.45% , 05/15/29 ................... 40 41,664
Series I , 2.10% , 07/01/30 ............. 25 23,044
5.25% , 05/15/52 ................... 45 41,539
American Electric Power Co., Inc.
5.95% , 11/01/32 ................... 35 37,849
5.63% , 03/01/33 ................... 40 42,404
Arizona Public Service Co.
4.35% , 11/15/45 ................... 35 29,557
5.90% , 08/15/55 ................... 10 10,273
Duke Energy Corp.
4.85% , 01/05/27 ................... 25 25,195
4.85% , 01/05/29 ................... 15 15,364
2.45% , 06/01/30 ................... 100 93,616
5.75% , 09/15/33 ................... 65 69,460
3.75% , 09/01/46 ................... 53 40,639
3.50% , 06/15/51 ................... 45 31,364
5.80% , 06/15/54 ................... 50 49,491
Edison International, 6.95%, 11/15/29
(a)
..... 45 48,377
Emera US Finance LP, 4.75%, 06/15/46 ..... 29 25,000
Entergy Corp.
1.90% , 06/15/28 ................... 25 23,882
2.40% , 06/15/31 ................... 50 45,373
3.75% , 06/15/50 ................... 25 18,480
Evergy, Inc., 2.90%, 09/15/29 ........... 35 33,613
Eversource Energy
2.90% , 03/01/27 ................... 80 79,144
Series O , 4.25% , 04/01/29 ............ 25 25,082
5.50% , 01/01/34 ................... 55 57,018
Exelon Corp.
5.15% , 03/15/28 ................... 38 38,877
4.05% , 04/15/30 ................... 46 45,860
5.30% , 03/15/33 ................... 25 26,174
4.70% , 04/15/50 ................... 40 34,415
5.60% , 03/15/53 ................... 40 38,798
FirstEnergy Corp., Series C, 3.40%, 03/01/50 .. 35 24,470
Interstate Power & Light Co., 5.60%, 06/29/35 . 25 26,272
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 ................... 15 14,745
4.90% , 03/15/29 ................... 15 15,398
2.25% , 06/01/30 ................... 170 157,638
5.25% , 03/15/34 ................... 20 20,707
5.45% , 03/15/35 ................... 25 26,025
5.25% , 02/28/53 ................... 25 23,330
5.90% , 03/15/55 ................... 25 25,401
Pacific Gas & Electric Co.
2.10% , 08/01/27 ................... 50 48,725
4.55% , 07/01/30 ................... 65 65,355
3.25% , 06/01/31 ................... 80 75,303
6.40% , 06/15/33 ................... 40 43,571
5.80% , 05/15/34 ................... 55 57,892
4.50% , 07/01/40 ................... 50 44,431
4.00% , 12/01/46 ................... 50 38,548
4.95% , 07/01/50 ................... 50 43,180

Schedule of Investments
(continued)
February 28, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.50% , 08/01/50 ................... USD 40 $ 27,524
6.75% , 01/15/53 ................... 33 35,617
6.15% , 03/01/55 ................... 50 50,258
PacifiCorp, 4.13%, 01/15/49 ............ 100 76,448
PPL Capital Funding, Inc., 5.25%, 09/01/34
(a)
.. 20 20,639
Southern Co. (The)
5.50% , 03/15/29 ................... 100 104,126
5.70% , 10/15/32 ................... 25 26,743
5.70% , 03/15/34 ................... 25 26,552
4.25% , 07/01/36 ................... 50 47,350
4.40% , 07/01/46 ................... 55 47,001
Southwestern Electric Power Co., Series N,
1.65%, 03/15/26 .................. 35 34,971
Xcel Energy, Inc.
1.75% , 03/15/27 ................... 50 48,904
2.60% , 12/01/29 ................... 70 66,376
5.60% , 04/15/35 ................... 25 26,120
3.50% , 12/01/49 ................... 15 10,910
2,492,082
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05% , 04/15/28 ................... 45 46,649
6.40% , 04/15/33 ................... 40 43,490
90,139
Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc., 2.95%, 02/15/32 ..... 44 39,794
Avnet, Inc., 6.25%, 03/15/28 ............ 30 31,121
CDW LLC
3.28% , 12/01/28 ................... 54 52,669
5.10% , 03/01/30 ................... 25 25,388
5.55% , 08/22/34 ................... 25 25,167
Corning, Inc.
4.38% , 11/15/57 ................... 25 20,827
5.45% , 11/15/79 ................... 17 16,047
Jabil, Inc.
3.95% , 01/12/28 ................... 38 37,917
3.00% , 01/15/31 ................... 45 42,200
Keysight Technologies, Inc., 3.00%, 10/30/29 .. 26 25,105
TD SYNNEX Corp.
1.75% , 08/09/26 ................... 50 49,454
2.65% , 08/09/31 ................... 30 27,207
Teledyne Technologies, Inc., 2.75%, 04/01/31 . 30 28,033
Vontier Corp., 2.95%, 04/01/31 .......... 45 41,789
462,718
Energy Equipment & Services — 0.5%
Halliburton Co.
4.85% , 11/15/35 ................... 60 60,005
7.45% , 09/15/39 ................... 15 18,127
4.50% , 11/15/41 ................... 60 54,586
5.00% , 11/15/45 ................... 15 13,754
Helmerich & Payne, Inc., 5.50%, 12/01/34
(a)
... 35 35,249
NOV, Inc.
3.60% , 12/01/29 ................... 45 44,146
3.95% , 12/01/42 ................... 30 24,257
250,124
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.70% , 04/14/27 ................... 15 14,958
4.00% , 04/14/32 ................... 30 29,258
44,216
Security
Par (000)
Par (000) Value
Financial Services — 2.1%
Block Financial LLC
2.50% , 07/15/28 ................... USD 47 $ 44,771
3.88% , 08/15/30
(a)
.................. 35 33,313
Corebridge Financial, Inc.
3.65% , 04/05/27 ................... 46 45,772
3.85% , 04/05/29 ................... 40 39,529
5.75% , 01/15/34 ................... 25 26,015
4.40% , 04/05/52
(a)
.................. 30 23,757
Equitable Holdings, Inc.
4.35% , 04/20/28
(a)
.................. 21 21,111
5.59% , 01/11/33 ................... 25 25,992
5.00% , 04/20/48 ................... 27 24,062
Fidelity National Information Services, Inc.
1.15% , 03/01/26 ................... 62 62,000
5.10% , 07/15/32 ................... 30 30,405
3.10% , 03/01/41 ................... 30 22,190
Fiserv, Inc.
3.20% , 07/01/26 ................... 49 48,837
5.45% , 03/02/28 ................... 30 30,681
3.50% , 07/01/29 ................... 100 97,245
2.65% , 06/01/30 ................... 60 55,662
5.63% , 08/21/33 ................... 40 41,395
5.15% , 08/12/34 ................... 55 54,768
4.40% , 07/01/49 ................... 40 31,577
Global Payments, Inc.
1.20% , 03/01/26 ................... 95 95,000
3.20% , 08/15/29 ................... 35 33,568
4.15% , 08/15/49 ................... 30 22,404
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 .................. 25 25,818
Jackson Financial, Inc.
3.13% , 11/23/31 ................... 25 22,816
4.00% , 11/23/51 ................... 30 20,271
ORIX Corp., 3.70%, 07/18/27 ........... 25 24,937
Woodside Finance Ltd.
5.70% , 05/19/32 ................... 25 26,476
5.10% , 09/12/34 ................... 50 50,191
5.70% , 09/12/54
(a)
.................. 15 14,426
1,094,989
Food Products — 2.9%
Bunge Ltd. Finance Corp.
3.75% , 09/25/27 ................... 35 34,921
2.75% , 05/14/31 ................... 53 49,270
Campbell's Co. (The)
4.15% , 03/15/28
(a)
.................. 38 38,107
2.38% , 04/24/30 ................... 60 55,504
4.75% , 03/23/35
(a)
.................. 40 38,814
3.13% , 04/24/50 ................... 35 23,046
Conagra Brands, Inc.
1.38% , 11/01/27 ................... 67 64,111
5.30% , 11/01/38 ................... 40 38,507
5.40% , 11/01/48 ................... 30 26,873
Flowers Foods, Inc., 5.75%, 03/15/35
(a)
..... 35 34,540
General Mills, Inc.
3.20% , 02/10/27 ................... 55 54,674
2.25% , 10/14/31 ................... 60 53,816
3.00% , 02/01/51 ................... 27 17,662
Ingredion, Inc., 2.90%, 06/01/30 .......... 25 23,857
J M Smucker Co. (The)
2.38% , 03/15/30 ................... 40 37,460
4.25% , 03/15/35 ................... 25 23,958
4.38% , 03/15/45
(a)
.................. 75 65,091
JBS NV
3.00% , 02/02/29 ................... 40 38,850

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
BBB Rated Corporate Bond ETF
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
3.00% , 05/15/32 ................... USD 105 $ 95,734
5.50% , 01/15/36 ................... 25 25,714
6.50% , 12/01/52 ................... 35 36,899
6.25% , 03/01/56 ................... 25 25,536
Kraft Heinz Foods Co.
3.00% , 06/01/26 ................... 25 24,931
3.75% , 04/01/30 ................... 25 24,591
5.00% , 07/15/35
(a)
.................. 75 75,209
6.50% , 02/09/40 ................... 33 35,835
4.38% , 06/01/46 ................... 70 57,511
4.88% , 10/01/49 ................... 40 34,490
5.50% , 06/01/50 ................... 25 23,326
McCormick & Co., Inc.
1.85% , 02/15/31
(a)
.................. 51 45,568
4.70% , 10/15/34 ................... 25 24,977
Mondelez International, Inc.
2.75% , 04/13/30 ................... 35 33,201
3.00% , 03/17/32 ................... 65 60,283
2.63% , 09/04/50
(a)
.................. 35 21,363
Tyson Foods, Inc.
4.35% , 03/01/29 ................... 75 75,619
4.88% , 08/15/34 ................... 25 25,311
5.10% , 09/28/48 ................... 65 61,065
1,526,224
Gas Utilities — 0.1%
National Fuel Gas Co., 2.95%, 03/01/31 ..... 50 46,402
Ground Transportation — 1.1%
Canadian Pacific Railway Co.
1.75% , 12/02/26
(a)
.................. 35 34,450
2.05% , 03/05/30 ................... 50 46,405
3.50% , 05/01/50 ................... 35 25,915
3.10% , 12/02/51 ................... 50 34,048
6.13% , 09/15/2115 ................. 10 10,338
JB Hunt Transport Services, Inc., 4.90%,
03/15/30 ....................... 25 25,681
Norfolk Southern Corp.
3.80% , 08/01/28 ................... 25 24,979
3.00% , 03/15/32 ................... 25 23,352
4.45% , 03/01/33 ................... 30 30,179
4.65% , 01/15/46 ................... 35 31,344
3.05% , 05/15/50 ................... 50 33,428
5.35% , 08/01/54 ................... 35 33,829
3.16% , 05/15/55 ................... 65 42,618
Ryder System, Inc.
5.25% , 06/01/28 ................... 40 41,093
6.60% , 12/01/33
(a)
.................. 25 28,190
Uber Technologies, Inc.
4.15% , 01/15/31 ................... 45 44,821
4.80% , 09/15/34 ................... 50 50,141
5.35% , 09/15/54 ................... 10 9,524
570,335
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.
1.92% , 02/01/27 ................... 21 20,589
2.27% , 12/01/28 ................... 30 28,356
3.95% , 04/01/30
(a)
.................. 50 48,914
2.54% , 02/01/32 ................... 75 65,524
3.13% , 12/01/51
(a)
.................. 20 12,469
Becton Dickinson & Co.
3.70% , 06/06/27 ................... 25 24,919
4.69% , 02/13/28 ................... 46 46,578
2.82% , 05/20/30 ................... 35 33,271
1.96% , 02/11/31 ................... 49 44,034
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
3.79% , 05/20/50 ................... USD 35 $ 26,945
GE HealthCare Technologies, Inc.
5.65% , 11/15/27 ................... 115 118,124
4.80% , 01/15/31 ................... 85 87,015
Koninklijke Philips NV
6.88% , 03/11/38 ................... 20 22,857
5.00% , 03/15/42 ................... 25 23,773
Smith & Nephew plc, 2.03%, 10/14/30
(a)
..... 56 50,826
Solventum Corp.
5.45% , 03/13/31 ................... 30 31,453
5.60% , 03/23/34 ................... 25 26,111
5.90% , 04/30/54
(a)
.................. 35 34,950
Stryker Corp.
3.50% , 03/15/26 ................... 55 54,989
4.25% , 09/11/29
(a)
.................. 45 45,502
4.63% , 09/11/34
(a)
.................. 35 35,172
5.20% , 02/10/35 ................... 50 51,898
4.63% , 03/15/46 ................... 40 36,168
Zimmer Biomet Holdings, Inc.
2.60% , 11/24/31 ................... 23 21,031
5.20% , 09/15/34 ................... 25 25,681
1,017,149
Health Care Providers & Services — 7.1%
Aetna, Inc.
6.63% , 06/15/36 ................... 24 26,684
3.88% , 08/15/47 ................... 25 19,028
Cardinal Health, Inc.
3.41% , 06/15/27 ................... 30 29,845
4.50% , 09/15/30
(a)
.................. 35 35,467
4.37% , 06/15/47 ................... 25 21,146
Cencora, Inc.
4.63% , 12/15/27 ................... 30 30,367
2.80% , 05/15/30 ................... 40 38,004
5.15% , 02/15/35 ................... 50 51,691
4.30% , 12/15/47 ................... 40 34,391
Centene Corp.
2.45% , 07/15/28 ................... 40 37,700
4.63% , 12/15/29 ................... 125 121,948
2.63% , 08/01/31
(a)
.................. 70 60,591
Cigna Group (The)
1.25% , 03/15/26 ................... 25 24,977
4.38% , 10/15/28 ................... 138 139,367
2.38% , 03/15/31 ................... 75 68,715
5.40% , 03/15/33 ................... 65 68,351
5.25% , 02/15/34 ................... 45 46,646
4.80% , 08/15/38 ................... 60 58,031
4.80% , 07/15/46 ................... 50 44,835
3.40% , 03/15/50 ................... 50 35,455
3.40% , 03/15/51 ................... 98 69,003
CVS Health Corp.
2.88% , 06/01/26 ................... 40 39,893
1.30% , 08/21/27 ................... 30 28,876
4.30% , 03/25/28 ................... 90 90,507
5.13% , 02/21/30 ................... 115 118,557
2.13% , 09/15/31 ................... 120 106,566
5.25% , 02/21/33 ................... 48 49,830
4.88% , 07/20/35 ................... 60 59,633
4.78% , 03/25/38 ................... 125 119,424
5.05% , 03/25/48 ................... 130 116,047
5.63% , 02/21/53 ................... 74 70,410
6.05% , 06/01/54 ................... 50 50,192
6.25% , 09/15/65 ................... 50 50,631
Elevance Health, Inc.
1.50% , 03/15/26 ................... 75 74,935

Schedule of Investments
(continued)
February 28, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.15% , 06/15/29 ................... USD 30 $ 31,022
2.55% , 03/15/31 ................... 82 75,487
4.60% , 09/15/32 ................... 50 50,421
5.38% , 06/15/34 ................... 85 88,407
4.38% , 12/01/47 ................... 50 41,806
3.13% , 05/15/50 ................... 50 33,279
3.60% , 03/15/51 ................... 70 50,577
5.70% , 02/15/55 ................... 75 73,598
HCA, Inc.
5.25% , 06/15/26 ................... 35 35,079
3.13% , 03/15/27 ................... 110 109,066
4.13% , 06/15/29 ................... 85 85,050
3.50% , 09/01/30 ................... 125 120,993
3.63% , 03/15/32 ................... 25 23,807
5.60% , 04/01/34 ................... 85 89,257
5.13% , 06/15/39 ................... 40 39,043
5.50% , 06/15/47 ................... 30 28,602
5.25% , 06/15/49 ................... 50 45,695
3.50% , 07/15/51 ................... 64 44,036
6.00% , 04/01/54 ................... 25 24,999
5.95% , 09/15/54 ................... 75 74,539
5.70% , 11/15/55 ................... 25 24,081
Humana, Inc.
1.35% , 02/03/27 ................... 25 24,425
5.75% , 03/01/28 ................... 30 30,815
3.70% , 03/23/29 ................... 60 58,953
2.15% , 02/03/32
(a)
.................. 30 26,186
5.95% , 03/15/34 ................... 45 47,151
3.95% , 08/15/49 ................... 40 29,275
5.50% , 03/15/53 ................... 35 31,456
Laboratory Corp. of America Holdings
1.55% , 06/01/26 ................... 36 35,787
2.70% , 06/01/31 ................... 25 23,146
4.80% , 10/01/34 ................... 35 35,033
4.70% , 02/01/45 ................... 20 18,238
Quest Diagnostics, Inc.
4.20% , 06/30/29 ................... 41 41,300
2.80% , 06/30/31 ................... 50 46,630
Universal Health Services, Inc.
2.65% , 10/15/30 ................... 50 45,940
2.65% , 01/15/32 ................... 30 26,827
3,747,749
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32 ................... 93 79,875
5.50% , 10/01/35
(a)
.................. 35 35,955
4.00% , 02/01/50 ................... 15 11,567
3.55% , 03/15/52 ................... 5 3,606
5.15% , 04/15/53 ................... 25 22,701
Healthcare Realty Holdings LP
3.75% , 07/01/27 ................... 34 33,876
2.00% , 03/15/31 ................... 25 22,164
Healthpeak OP LLC
2.13% , 12/01/28 ................... 45 42,786
3.00% , 01/15/30
(a)
.................. 7 6,696
5.38% , 02/15/35 ................... 25 25,763
Omega Healthcare Investors, Inc.
3.63% , 10/01/29 ................... 25 24,355
3.25% , 04/15/33
(a)
.................. 35 31,488
Ventas Realty LP
4.00% , 03/01/28 ................... 15 14,999
4.75% , 11/15/30 ................... 59 60,181
416,012
Security
Par (000)
Par (000) Value
Health Care Technology — 0.1%
IQVIA, Inc., 6.25%, 02/01/29 ............ USD 50 $ 52,560
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts LP
Series H , 3.38% , 12/15/29 ............ 25 24,224
5.50% , 04/15/35 ................... 25 25,529
49,753
Hotels, Restaurants & Leisure — 2.1%
Darden Restaurants, Inc., 6.30%, 10/10/33
(a)
.. 40 43,889
Expedia Group, Inc.
3.25% , 02/15/30 ................... 70 67,112
2.95% , 03/15/31 ................... 45 41,784
Hyatt Hotels Corp., 5.75%, 03/30/32 ....... 25 26,365
Las Vegas Sands Corp., 6.00%, 08/15/29 .... 55 57,523
Marriott International, Inc.
5.00% , 10/15/27 ................... 93 94,497
4.80% , 03/15/30 ................... 30 30,795
Series GG , 3.50% , 10/15/32 ........... 50 47,161
5.25% , 10/15/35 ................... 50 51,228
5.50% , 04/15/37 ................... 25 25,829
McDonald's Corp.
3.50% , 03/01/27 ................... 30 29,906
3.80% , 04/01/28 ................... 15 15,010
3.60% , 07/01/30
(a)
.................. 30 29,663
4.40% , 02/12/31
(a)
.................. 80 81,226
4.95% , 08/14/33
(a)
.................. 35 36,451
4.95% , 03/03/35 ................... 50 51,243
6.30% , 03/01/38 ................... 30 33,669
4.88% , 12/09/45 ................... 57 52,893
3.63% , 09/01/49 ................... 40 30,123
5.45% , 08/14/53 ................... 55 54,152
Starbucks Corp.
2.00% , 03/12/27 ................... 75 73,695
2.55% , 11/15/30 ................... 30 28,018
3.00% , 02/14/32 ................... 50 46,671
5.00% , 02/15/34 ................... 25 25,802
4.45% , 08/15/49 ................... 21 17,894
3.50% , 11/15/50 ................... 56 40,393
1,132,992
Household Durables — 0.2%
Leggett & Platt, Inc.
3.50% , 11/15/27 ................... 50 49,395
3.50% , 11/15/51 ................... 25 16,414
Lennar Corp., 4.75%, 11/29/27 ........... 28 28,238
94,047
Household Products — 0.1%
Clorox Co. (The), 1.80%, 05/15/30 ........ 53 48,229
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The), 2.45%, 01/15/31
(a)
....... 45 41,684
Constellation Energy Generation LLC
5.60% , 03/01/28 ................... 35 36,091
5.80% , 03/01/33 ................... 15 16,078
6.25% , 10/01/39 ................... 20 21,913
5.60% , 06/15/42 ................... 20 20,322
5.75% , 03/15/54 ................... 60 60,122
Oglethorpe Power Corp., 5.05%, 10/01/48 .... 15 13,658
209,868
Insurance — 2.4%
Allstate Corp. (The)
3.28% , 12/15/26 ................... 15 14,958
1.45% , 12/15/30 ................... 25 22,083
5.25% , 03/30/33 ................... 30 31,326
4.20% , 12/15/46 ................... 35 28,866

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
BBB Rated Corporate Bond ETF
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
American National Group, Inc., 6.00%,
07/15/35
(a)
...................... USD 35 $ 34,718
Aon Corp.
2.85% , 05/28/27 ................... 55 54,227
2.80% , 05/15/30 ................... 72 68,282
3.90% , 02/28/52 ................... 38 28,493
Aon Global Ltd., 4.75%, 05/15/45 ......... 46 40,835
Aon North America, Inc., 5.45%, 03/01/34 .... 50 52,122
Arthur J Gallagher & Co.
5.00% , 02/15/32 ................... 55 56,100
5.15% , 02/15/35 ................... 35 35,454
5.75% , 03/02/53 ................... 15 14,577
5.75% , 07/15/54 ................... 60 58,526
Athene Holding Ltd.
6.15% , 04/03/30
(a)
.................. 40 41,884
3.50% , 01/15/31 ................... 43 40,569
5.88% , 01/15/34
(a)
.................. 35 35,561
3.45% , 05/15/52
(a)
.................. 10 6,185
6.63% , 05/19/55
(a)
.................. 25 24,481
Brighthouse Financial, Inc., 4.70%, 06/22/47 .. 15 10,598
Brown & Brown, Inc.
2.38% , 03/15/31 ................... 40 35,900
5.55% , 06/23/35 ................... 35 35,699
4.95% , 03/17/52
(a)
.................. 15 12,811
6.25% , 06/23/55 ................... 15 15,274
CNA Financial Corp., 3.45%, 08/15/27 ...... 60 59,513
CNO Financial Group, Inc., 6.45%, 06/15/34 .. 35 36,430
Enstar Group Ltd., 3.10%, 09/01/31 ........ 45 40,534
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52
(a)
...................... 40 25,373
F&G Annuities & Life, Inc., 6.25%, 10/04/34 ... 30 28,502
Fairfax Financial Holdings Ltd.
3.38% , 03/03/31 ................... 35 33,287
6.10% , 03/15/55 ................... 25 25,011
Fidelity National Financial, Inc., 3.40%, 06/15/30 30 28,619
Lincoln National Corp., 7.00%, 06/15/40 ..... 22 23,391
Markel Group, Inc.
5.00% , 04/05/46 ................... 15 13,737
3.45% , 05/07/52 ................... 55 37,873
Old Republic International Corp., 3.85%,
06/11/51 ....................... 30 21,738
Unum Group, 4.13%, 06/15/51 ........... 15 11,208
Willis North America, Inc.
4.50% , 09/15/28 ................... 32 32,215
5.35% , 05/15/33 ................... 25 25,740
3.88% , 09/15/49 ................... 32 23,807
1,266,507
IT Services — 0.3%
Booz Allen Hamilton, Inc., 5.95%, 04/15/35
(a)
.. 25 25,351
Kyndryl Holdings, Inc.
2.05% , 10/15/26 ................... 18 17,732
3.15% , 10/15/31 ................... 50 42,325
4.10% , 10/15/41 ................... 25 18,007
VeriSign, Inc., 2.70%, 06/15/31 .......... 62 56,437
159,852
Leisure Products — 0.1%
Hasbro, Inc.
3.55% , 11/19/26 ................... 35 34,884
6.05% , 05/14/34
(a)
.................. 25 26,854
61,738
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc., 2.30%, 03/12/31 ... USD 44 $ 40,158
Illumina, Inc.
5.75% , 12/13/27 ................... 30 30,871
4.75% , 12/12/30 ................... 20 20,291
Revvity, Inc., 1.90%, 09/15/28 ........... 47 44,514
135,834
Machinery — 1.1%
CNH Industrial Capital LLC
1.45% , 07/15/26 ................... 50 49,490
4.55% , 04/10/28 ................... 15 15,142
Flowserve Corp., 2.80%, 01/15/32 ........ 25 22,724
Fortive Corp., 4.30%, 06/15/46 ........... 20 16,868
IDEX Corp., 2.63%, 06/15/31 ............ 40 36,782
Ingersoll Rand, Inc.
5.40% , 08/14/28 ................... 35 36,194
5.70% , 08/14/33 ................... 40 42,786
5.70% , 06/15/54 ................... 25 25,462
nVent Finance SARL, 4.55%, 04/15/28 ...... 50 50,395
Otis Worldwide Corp.
2.29% , 04/05/27
(a)
.................. 50 49,202
2.57% , 02/15/30 ................... 24 22,664
3.11% , 02/15/40 ................... 35 28,027
3.36% , 02/15/50 ................... 25 17,987
Stanley Black & Decker, Inc.
4.25% , 11/15/28 ................... 35 35,177
4.85% , 11/15/48 ................... 25 22,268
Westinghouse Air Brake Technologies Corp.
4.70% , 09/15/28
(d)
.................. 48 48,740
5.50% , 05/29/35 ................... 35 36,794
556,702
Media — 2.2%
Charter Communications Operating LLC
3.75% , 02/15/28 ................... 25 24,777
2.25% , 01/15/29 ................... 15 14,153
2.80% , 04/01/31 ................... 75 68,168
4.40% , 04/01/33 ................... 60 57,155
6.65% , 02/01/34 ................... 50 53,067
6.38% , 10/23/35 ................... 35 36,410
6.48% , 10/23/45 ................... 75 71,209
5.38% , 05/01/47 ................... 60 49,917
5.75% , 04/01/48 ................... 92 79,933
3.70% , 04/01/51 ................... 55 35,540
3.90% , 06/01/52 ................... 55 36,161
6.83% , 10/23/55 ................... 35 34,416
3.85% , 04/01/61 ................... 35 21,161
3.95% , 06/30/62 ................... 45 27,438
5.50% , 04/01/63 ................... 35 27,872
Fox Corp.
4.71% , 01/25/29 ................... 65 65,951
6.50% , 10/13/33 ................... 25 27,420
5.48% , 01/25/39 ................... 35 34,839
5.58% , 01/25/49 ................... 45 42,717
Omnicom Group, Inc.
3.60% , 04/15/26 ................... 25 24,995
2.60% , 08/01/31 ................... 42 38,233
Paramount Global
4.95% , 01/15/31 ................... 45 42,178
6.88% , 04/30/36 ................... 10 9,103
4.38% , 03/15/43 ................... 50 31,416
5.85% , 09/01/43 ................... 10 7,410
4.95% , 05/19/50 ................... 25 15,741
Time Warner Cable LLC
6.55% , 05/01/37 ................... 60 61,881
7.30% , 07/01/38 ................... 25 27,047

Schedule of Investments
(continued)
February 28, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
6.75% , 06/15/39 ................... USD 45 $ 46,093
5.50% , 09/01/41 ................... 60 53,495
1,165,896
Metals & Mining — 0.4%
ArcelorMittal SA
4.25% , 07/16/29 ................... 88 88,466
7.00% , 10/15/39
(a) (d)
................. 5 5,780
6.35% , 06/17/54
(a)
.................. 15 16,056
Barrick North America Finance LLC, 5.70%,
05/30/41 ....................... 40 41,498
Freeport-McMoRan, Inc.
5.40% , 11/14/34 ................... 25 26,118
5.45% , 03/15/43
(a)
.................. 35 34,596
Steel Dynamics, Inc., 3.25%, 01/15/31 ...... 25 23,928
236,442
Multi-Utilities — 1.7%
Ameren Corp.
1.95% , 03/15/27 ................... 30 29,403
5.00% , 01/15/29 ................... 15 15,413
3.50% , 01/15/31 ................... 60 58,042
CenterPoint Energy, Inc., 5.40%, 06/01/29 ... 55 57,219
Dominion Energy, Inc.
Series C , 3.38% , 04/01/30 ............ 90 87,540
5.45% , 03/15/35 ................... 25 25,814
Series B , 3.30% , 04/15/41 ............. 44 33,806
DTE Energy Co.
2.85% , 10/01/26 ................... 35 34,781
5.10% , 03/01/29 ................... 55 56,572
5.85% , 06/01/34 ................... 25 26,871
National Grid plc, 5.42%, 01/11/34 ........ 25 26,112
NiSource, Inc.
3.49% , 05/15/27 ................... 35 34,811
3.60% , 05/01/30 ................... 70 68,655
5.35% , 04/01/34 ................... 25 26,111
4.38% , 05/15/47 ................... 35 29,636
5.85% , 04/01/55 ................... 55 55,436
Public Service Enterprise Group, Inc.
5.85% , 11/15/27 ................... 41 42,275
2.45% , 11/15/31 ................... 27 24,462
Puget Energy, Inc.
2.38% , 06/15/28 ................... 10 9,639
5.73% , 03/15/35 ................... 25 25,835
Sempra
3.40% , 02/01/28 ................... 52 51,463
3.80% , 02/01/38 ................... 30 26,213
4.00% , 02/01/48 ................... 15 11,650
WEC Energy Group, Inc., 2.20%, 12/15/28 ... 53 50,615
908,374
Office REITs — 0.3%
Boston Properties LP
2.75% , 10/01/26 ................... 20 19,823
2.90% , 03/15/30 ................... 30 28,315
3.25% , 01/30/31 ................... 60 56,490
5.75% , 01/15/35 ................... 25 25,476
Cousins Properties LP, 5.88%, 10/01/34 ..... 25 26,173
156,277
Oil, Gas & Consumable Fuels — 10.8%
APA Corp.
5.10% , 09/01/40 ................... 35 32,131
6.75% , 02/15/55 ................... 10 10,145
Boardwalk Pipelines LP
5.95% , 06/01/26 ................... 18 18,009
3.40% , 02/15/31 ................... 55 52,523
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd.
3.85% , 06/01/27 ................... USD 35 $ 34,974
6.25% , 03/15/38 ................... 25 26,947
4.95% , 06/01/47 ................... 25 22,735
Cenovus Energy, Inc.
2.65% , 01/15/32 ................... 35 31,784
6.75% , 11/15/39 ................... 13 14,529
3.75% , 02/15/52 ................... 30 21,676
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 45 45,427
2.74% , 12/31/39 ................... 24 20,880
Cheniere Energy Partners LP
4.50% , 10/01/29 ................... 25 25,116
3.25% , 01/31/32 ................... 80 74,580
5.95% , 06/30/33 ................... 50 53,591
Cheniere Energy, Inc.
4.63% , 10/15/28 ................... 15 14,990
5.65% , 04/15/34 ................... 35 36,767
Columbia Pipeline Group, Inc., 5.80%, 06/01/45 20 20,291
Continental Resources, Inc.
4.38% , 01/15/28 ................... 30 30,043
4.90% , 06/01/44 ................... 25 20,576
Coterra Energy, Inc.
5.60% , 03/15/34 ................... 30 31,432
5.90% , 02/15/55 ................... 25 24,781
DCP Midstream Operating LP, 5.63%, 07/15/27 25 25,469
Devon Energy Corp.
4.50% , 01/15/30 ................... 39 39,316
5.20% , 09/15/34
(a)
.................. 40 40,975
5.60% , 07/15/41 ................... 30 29,954
5.00% , 06/15/45 ................... 45 40,831
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 25 24,897
3.50% , 12/01/29 ................... 70 68,513
5.40% , 04/18/34 ................... 60 62,309
4.25% , 03/15/52 ................... 65 51,955
5.75% , 04/18/54 ................... 25 24,352
Eastern Energy Gas Holdings LLC, 5.65%,
10/15/54 ....................... 50 49,400
Enbridge, Inc.
5.90% , 11/15/26 ................... 30 30,367
5.25% , 04/05/27 ................... 15 15,198
5.70% , 03/08/33
(a)
.................. 50 53,128
2.50% , 08/01/33 ................... 70 61,060
5.20% , 11/20/35 ................... 25 25,475
4.00% , 11/15/49 ................... 85 66,946
Energy Transfer LP
5.50% , 06/01/27 ................... 71 72,066
4.00% , 10/01/27 ................... 75 75,076
4.15% , 09/15/29 ................... 36 36,093
3.75% , 05/15/30 ................... 63 61,926
5.75% , 02/15/33 ................... 35 37,135
6.55% , 12/01/33 ................... 30 33,209
5.60% , 09/01/34 ................... 35 36,517
4.90% , 03/15/35 ................... 35 34,898
5.80% , 06/15/38 ................... 50 51,880
5.00% , 05/15/44
(d)
.................. 52 46,485
5.15% , 03/15/45 ................... 35 31,596
5.35% , 05/15/45 ................... 75 69,109
6.25% , 04/15/49 ................... 44 44,384
5.00% , 05/15/50 ................... 105 89,691
EQT Corp.
5.70% , 04/01/28 ................... 53 54,769
5.75% , 02/01/34 ................... 20 21,192

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
BBB Rated Corporate Bond ETF
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp.
5.38% , 02/01/29 ................... USD 30 $ 29,980
4.75% , 02/01/32 ................... 45 44,858
5.70% , 01/15/35 ................... 25 26,155
HF Sinclair Corp., 6.25%, 01/15/35 ........ 25 26,312
Kinder Morgan Energy Partners LP
6.95% , 01/15/38 ................... 55 63,301
5.50% , 03/01/44 ................... 39 38,326
Kinder Morgan, Inc.
1.75% , 11/15/26 ................... 36 35,464
4.30% , 03/01/28 ................... 25 25,194
5.15% , 06/01/30 ................... 25 25,992
7.75% , 01/15/32 ................... 30 35,251
5.20% , 06/01/33 ................... 40 41,703
5.55% , 06/01/45 ................... 55 54,305
3.60% , 02/15/51 ................... 90 64,572
Marathon Petroleum Corp.
5.70% , 03/01/35
(a)
.................. 25 26,300
6.50% , 03/01/41 ................... 45 49,174
4.75% , 09/15/44 ................... 35 30,815
MPLX LP
1.75% , 03/01/26 ................... 57 57,000
4.25% , 12/01/27 ................... 15 15,069
2.65% , 08/15/30 ................... 55 51,523
5.00% , 03/01/33 ................... 50 50,796
5.40% , 09/15/35 ................... 25 25,484
4.50% , 04/15/38 ................... 75 69,496
5.20% , 03/01/47 ................... 25 22,825
5.50% , 02/15/49 ................... 60 56,128
5.65% , 03/01/53 ................... 35 33,016
6.20% , 09/15/55 ................... 40 40,519
Occidental Petroleum Corp.
8.88% , 07/15/30 ................... 85 98,810
7.50% , 05/01/31 ................... 70 79,768
6.45% , 09/15/36 ................... 50 54,461
6.60% , 03/15/46 ................... 35 37,127
6.05% , 10/01/54 ................... 15 14,935
ONEOK Partners LP, 6.13%, 02/01/41 ...... 35 36,759
ONEOK, Inc.
4.00% , 07/13/27 ................... 79 79,054
6.35% , 01/15/31 ................... 60 64,971
6.10% , 11/15/32 ................... 60 64,713
6.05% , 09/01/33 ................... 75 80,496
4.25% , 09/15/46 ................... 35 27,964
5.45% , 06/01/47 ................... 25 23,630
5.20% , 07/15/48 ................... 40 36,304
3.95% , 03/01/50 ................... 65 47,760
6.63% , 09/01/53 ................... 35 37,018
Ovintiv, Inc., 6.50%, 08/15/34 ........... 35 38,291
Phillips 66
4.65% , 11/15/34 ................... 35 34,713
4.88% , 11/15/44 ................... 70 63,015
3.30% , 03/15/52 ................... 40 26,811
Phillips 66 Co.
4.95% , 12/01/27 ................... 30 30,501
3.15% , 12/15/29 ................... 55 53,308
Plains All American Pipeline LP
3.55% , 12/15/29 ................... 45 44,090
4.70% , 01/15/31 ................... 45 45,671
5.95% , 06/15/35 ................... 25 26,391
4.70% , 06/15/44 ................... 35 30,526
Sabine Pass Liquefaction LLC
4.20% , 03/15/28 ................... 15 15,057
4.50% , 05/15/30 ................... 80 80,853
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
South Bow USA Infrastructure Holdings LLC
4.91% , 09/01/27 ................... USD 15 $ 15,154
5.58% , 10/01/34 ................... 40 40,692
6.18% , 10/01/54 ................... 25 24,507
Spectra Energy Partners LP, 4.50%, 03/15/45 . 40 34,625
Suncor Energy, Inc.
6.80% , 05/15/38 ................... 20 22,618
3.75% , 03/04/51
(a)
.................. 40 29,328
Targa Resources Corp.
4.20% , 02/01/33 ................... 45 43,735
6.13% , 03/15/33 ................... 35 37,832
5.55% , 08/15/35 ................... 35 36,239
5.40% , 07/30/36 ................... 35 35,586
6.25% , 07/01/52 ................... 25 25,618
6.13% , 05/15/55 ................... 25 25,251
Targa Resources Partners LP
5.00% , 01/15/28 ................... 15 15,002
5.50% , 03/01/30 ................... 25 25,400
TransCanada PipeLines Ltd.
4.25% , 05/15/28 ................... 50 50,261
4.63% , 03/01/34 ................... 25 24,837
6.20% , 10/15/37 ................... 35 38,106
7.63% , 01/15/39 ................... 26 31,555
5.10% , 03/15/49 ................... 35 33,426
Valero Energy Corp.
4.35% , 06/01/28 ................... 60 60,482
6.63% , 06/15/37 ................... 40 44,960
3.65% , 12/01/51 ................... 45 31,996
Viper Energy Partners LLC, 5.70%, 08/01/35 .. 35 36,227
Western Midstream Operating LP
4.05% , 02/01/30
(d)
.................. 40 39,495
5.45% , 11/15/34 ................... 30 30,511
5.45% , 04/01/44 ................... 15 13,829
5.25% , 02/01/50
(d)
.................. 25 21,722
Williams Cos., Inc. (The)
5.40% , 03/02/26 ................... 25 25,000
3.75% , 06/15/27 ................... 55 54,879
2.60% , 03/15/31 ................... 75 69,428
5.60% , 03/15/35 ................... 60 63,000
6.30% , 04/15/40 ................... 45 48,974
5.10% , 09/15/45 ................... 35 32,718
3.50% , 10/15/51 ................... 35 24,576
5.80% , 11/15/54 ................... 45 44,754
5,714,976
Passenger Airlines — 0.0%
Southwest Airlines Co., 5.13%, 06/15/27 ..... 15 15,171
Pharmaceuticals — 0.8%
Mylan, Inc., 5.20%, 04/15/48 ............ 40 33,197
Royalty Pharma plc
1.75% , 09/02/27 ................... 28 27,097
2.15% , 09/02/31 ................... 40 35,689
3.30% , 09/02/40 ................... 50 39,470
3.55% , 09/02/50 ................... 45 31,835
5.90% , 09/02/54 ................... 15 15,071
Utah Acquisition Sub, Inc., 3.95%, 06/15/26 ... 25 24,976
Viatris, Inc.
2.30% , 06/22/27 ................... 50 48,757
2.70% , 06/22/30 ................... 45 41,512
4.00% , 06/22/50 ................... 30 20,545
Zoetis, Inc.
2.00% , 05/15/30 ................... 37 34,163
5.00% , 08/17/35 ................... 50 51,019

Schedule of Investments
(continued)
February 28, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.70% , 02/01/43 ................... USD 45 $ 41,847
445,178
Professional Services — 0.5%
Broadridge Financial Solutions, Inc., 2.60%,
05/01/31 ....................... 49 44,402
Equifax, Inc.
5.10% , 06/01/28 ................... 15 15,309
3.10% , 05/15/30 ................... 35 33,342
2.35% , 09/15/31 ................... 28 25,065
Jacobs Engineering Group, Inc., 5.90%,
03/01/33
(a)
...................... 25 26,346
Paychex, Inc.
5.35% , 04/15/32 ................... 25 25,633
5.60% , 04/15/35 ................... 40 41,007
Verisk Analytics, Inc.
5.25% , 06/05/34 ................... 40 40,713
3.63% , 05/15/50 ................... 15 10,936
262,753
Real Estate Management & Development — 0.1%
CBRE Services, Inc.
2.50% , 04/01/31 ................... 50 45,687
5.50% , 06/15/35 ................... 25 25,868
71,555
Residential REITs — 0.4%
American Homes 4 Rent LP
3.63% , 04/15/32
(a)
.................. 10 9,490
5.50% , 07/15/34 ................... 25 25,736
5.25% , 03/15/35 ................... 25 25,207
Essex Portfolio LP, 2.65%, 03/15/32 ....... 45 40,599
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 ................... 21 19,980
4.88% , 02/01/35 ................... 40 39,617
Sun Communities Operating LP, 2.70%, 07/15/31 45 41,274
UDR, Inc., 3.00%, 08/15/31 ............. 25 23,398
225,301
Retail REITs — 0.1%
Brixmor Operating Partnership LP
4.13% , 06/15/26 ................... 26 25,997
2.50% , 08/16/31 ................... 40 36,341
NNN REIT, Inc., 5.50%, 06/15/34 ......... 15 15,700
78,038
Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.
3.15% , 05/11/27 ................... 15 14,854
1.60% , 08/12/28 ................... 75 70,902
2.00% , 08/12/31 ................... 110 97,484
5.15% , 02/21/34 ................... 110 112,378
3.73% , 12/08/47 ................... 135 97,622
3.05% , 08/12/51
(a)
.................. 75 47,136
5.70% , 02/10/53 ................... 100 94,766
3.20% , 08/12/61 ................... 40 23,125
5.90% , 02/10/63 ................... 50 48,006
Marvell Technology, Inc.
2.45% , 04/15/28 ................... 50 48,383
2.95% , 04/15/31 ................... 42 39,181
Microchip Technology, Inc., 5.05%, 02/15/30 .. 50 51,295
Micron Technology, Inc.
5.65% , 11/01/32 ................... 60 63,912
5.88% , 09/15/33 ................... 35 37,628
5.80% , 01/15/35 ................... 35 37,438
3.48% , 11/01/51
(a)
.................. 35 25,615
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV
3.88% , 06/18/26 ................... USD 21 $ 20,979
4.30% , 06/18/29 ................... 81 81,452
2.65% , 02/15/32 ................... 35 31,622
5.00% , 01/15/33 ................... 40 40,842
3.25% , 05/11/41 ................... 15 11,537
3.13% , 02/15/42 ................... 15 11,152
3.25% , 11/30/51 ................... 15 10,074
Skyworks Solutions, Inc., 3.00%, 06/01/31 ... 35 31,854
1,149,237
Software — 3.8%
AppLovin Corp.
5.38% , 12/01/31 ................... 20 20,580
5.50% , 12/01/34 ................... 25 25,510
Atlassian Corp., 5.50%, 05/15/34 ......... 20 19,942
Autodesk, Inc., 2.40%, 12/15/31 .......... 36 32,212
Oracle Corp.
1.65% , 03/25/26 ................... 41 40,929
2.65% , 07/15/26 ................... 25 24,854
2.80% , 04/01/27 ................... 15 14,766
2.30% , 03/25/28 ................... 25 23,956
4.50% , 05/06/28 ................... 50 50,257
2.95% , 04/01/30 ................... 110 102,328
2.88% , 03/25/31 ................... 155 140,742
4.80% , 09/26/32
(a)
.................. 125 122,094
4.30% , 07/08/34 ................... 45 41,172
5.50% , 08/03/35 ................... 60 59,137
5.20% , 09/26/35
(a)
.................. 60 58,044
3.80% , 11/15/37 ................... 50 41,079
6.50% , 04/15/38 ................... 65 67,329
3.60% , 04/01/40 ................... 95 71,324
3.65% , 03/25/41 ................... 90 66,947
4.00% , 07/15/46 ................... 95 66,184
3.60% , 04/01/50 ................... 85 52,945
3.95% , 03/25/51 ................... 70 45,902
5.55% , 02/06/53 ................... 85 70,491
5.95% , 09/26/55 ................... 60 52,720
3.85% , 04/01/60 ................... 35 21,311
4.10% , 03/25/61 ................... 145 92,815
6.10% , 09/26/65 ................... 75 64,394
Roper Technologies, Inc.
1.40% , 09/15/27 ................... 91 87,531
4.50% , 10/15/29 ................... 30 30,383
1.75% , 02/15/31
(a)
.................. 38 33,380
4.90% , 10/15/34 ................... 25 24,761
Synopsys, Inc.
4.85% , 04/01/30 ................... 50 51,180
5.15% , 04/01/35 ................... 75 76,695
5.70% , 04/01/55 ................... 35 34,998
Trimble, Inc., 6.10%, 03/15/33 ........... 45 48,000
VMware LLC
1.40% , 08/15/26 ................... 50 49,405
2.20% , 08/15/31 ................... 25 22,373
Workday, Inc.
3.50% , 04/01/27 ................... 37 36,804
3.80% , 04/01/32 ................... 50 47,404
2,032,878
Specialized REITs — 2.0%
American Tower Corp.
3.38% , 10/15/26 ................... 72 71,717
3.55% , 07/15/27 ................... 55 54,681
3.80% , 08/15/29 ................... 150 148,631
2.70% , 04/15/31 ................... 20 18,573
5.90% , 11/15/33 ................... 35 37,772

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
BBB Rated Corporate Bond ETF
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
5.40% , 01/31/35 ................... USD 25 $ 26,038
3.10% , 06/15/50 ................... 45 30,161
Crown Castle, Inc.
2.90% , 03/15/27 ................... 25 24,703
3.80% , 02/15/28 ................... 115 114,492
2.10% , 04/01/31 ................... 45 40,110
2.50% , 07/15/31 ................... 50 45,183
5.20% , 09/01/34 ................... 25 25,553
2.90% , 04/01/41 ................... 34 25,260
3.25% , 01/15/51 ................... 30 20,225
CubeSmart LP, 2.25%, 12/15/28 .......... 10 9,531
Equinix, Inc.
1.45% , 05/15/26 ................... 31 30,817
1.80% , 07/15/27 ................... 50 48,559
1.55% , 03/15/28 ................... 50 47,641
2.15% , 07/15/30 ................... 50 45,740
2.95% , 09/15/51 ................... 37 23,549
Extra Space Storage LP
2.40% , 10/15/31 ................... 35 31,359
4.95% , 01/15/33 ................... 25 25,397
5.40% , 06/15/35 ................... 25 25,835
Weyerhaeuser Co.
4.00% , 11/15/29 ................... 50 49,726
7.38% , 03/15/32 ................... 40 45,814
1,067,067
Specialty Retail — 2.0%
AutoNation, Inc., 3.85%, 03/01/32 ......... 60 57,246
AutoZone, Inc.
5.10% , 07/15/29 ................... 55 56,744
1.65% , 01/15/31 ................... 25 22,146
4.75% , 08/01/32 ................... 33 33,486
4.75% , 02/01/33 ................... 55 55,711
Best Buy Co., Inc., 1.95%, 10/01/30
(a)
...... 54 48,811
Dick's Sporting Goods, Inc., 4.10%, 01/15/52 .. 15 10,885
Lowe's Cos., Inc.
4.80% , 04/01/26
(a)
.................. 50 50,038
2.50% , 04/15/26 ................... 65 64,887
1.70% , 09/15/28 ................... 40 37,889
1.70% , 10/15/30 ................... 96 86,296
3.75% , 04/01/32 ................... 90 87,175
5.00% , 04/15/33 ................... 65 67,064
3.70% , 04/15/46 ................... 70 54,014
4.25% , 04/01/52 ................... 60 47,945
5.75% , 07/01/53 ................... 25 25,062
5.80% , 09/15/62 ................... 40 39,696
5.85% , 04/01/63 ................... 30 29,953
O'Reilly Automotive, Inc.
3.90% , 06/01/29 ................... 100 99,709
5.00% , 08/19/34 ................... 25 25,427
Tractor Supply Co., 5.25%, 05/15/33 ....... 55 57,187
1,057,371
Technology Hardware, Storage & Peripherals — 1.7%
Dell International LLC
5.25% , 02/01/28 ................... 85 86,951
4.75% , 04/01/28 ................... 25 25,395
4.35% , 02/01/30 ................... 50 50,261
5.30% , 04/01/32 ................... 110 114,340
4.85% , 02/01/35
(a)
.................. 50 49,660
8.10% , 07/15/36 ................... 25 30,375
3.45% , 12/15/51 ................... 61 42,770
Hewlett Packard Enterprise Co.
4.05% , 09/15/27 ................... 50 50,071
4.40% , 09/25/27 ................... 15 15,088
4.40% , 10/15/30 ................... 25 25,013
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
4.85% , 10/15/31 ................... USD 60 $ 60,826
6.20% , 10/15/35
(a) (d)
................. 45 48,719
6.35% , 10/15/45
(d)
.................. 40 41,010
5.60% , 10/15/54 ................... 25 22,995
HP, Inc.
1.45% , 06/17/26 ................... 25 24,820
4.75% , 01/15/28 ................... 20 20,242
4.00% , 04/15/29 ................... 15 14,907
2.65% , 06/17/31 ................... 75 67,943
5.50% , 01/15/33
(a)
.................. 25 25,674
6.00% , 09/15/41
(a)
.................. 35 35,036
NetApp, Inc., 2.38%, 06/22/27 ........... 50 48,977
901,073
Tobacco — 1.8%
Altria Group, Inc.
4.80% , 02/14/29 ................... 49 50,027
2.45% , 02/04/32 ................... 60 53,823
5.80% , 02/14/39
(a)
.................. 55 57,223
4.50% , 05/02/43 ................... 70 60,705
5.95% , 02/14/49
(a)
.................. 60 60,820
3.70% , 02/04/51 ................... 70 50,138
BAT Capital Corp.
3.56% , 08/15/27 ................... 89 88,540
6.34% , 08/02/30 ................... 105 114,163
2.73% , 03/25/31 ................... 75 69,851
4.74% , 03/16/32 ................... 25 25,431
6.00% , 02/20/34 ................... 50 54,215
4.39% , 08/15/37 ................... 65 60,642
4.54% , 08/15/47 ................... 60 50,641
4.76% , 09/06/49 ................... 25 21,495
5.65% , 03/16/52 ................... 30 28,782
6.25% , 08/15/55 ................... 35 36,418
BAT International Finance plc, 1.67%, 03/25/26 25 24,962
Reynolds American, Inc., 5.85%, 08/15/45 .... 30 30,032
937,908
Trading Companies & Distributors — 0.6%
Air Lease Corp.
2.20% , 01/15/27 ................... 80 78,812
2.10% , 09/01/28 ................... 85 80,723
3.00% , 02/01/30 ................... 25 23,686
2.88% , 01/15/32 ................... 35 31,765
Ferguson Enterprises, Inc., 5.00%, 10/03/34 .. 25 25,392
GATX Corp.
4.00% , 06/30/30 ................... 85 84,329
3.10% , 06/01/51 ................... 10 6,567
6.05% , 06/05/54 ................... 10 10,316
341,590
Water Utilities — 0.2%
Essential Utilities, Inc.
2.70% , 04/15/30 ................... 50 47,358
5.38% , 01/15/34 ................... 25 26,008
3.35% , 04/15/50
(a)
.................. 20 14,052
5.30% , 05/01/52 ................... 15 14,150
101,568
Wireless Telecommunication Services — 2.9%
Rogers Communications, Inc.
3.20% , 03/15/27 ................... 46 45,668
3.80% , 03/15/32 ................... 25 23,882
5.30% , 02/15/34 ................... 50 51,036
5.00% , 03/15/44 ................... 35 31,840
3.70% , 11/15/49 ................... 50 37,712
4.55% , 03/15/52 ................... 35 28,577
Telefonica Europe BV, 8.25%, 09/15/30 ..... 95 109,742

Schedule of Investments
(continued)
February 28, 2026
iShares
®
BBB Rated Corporate Bond ETF
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc.
3.75% , 04/15/27 ................... USD 85 $ 84,868
2.05% , 02/15/28 ................... 25 24,144
4.95% , 03/15/28 ................... 35 35,706
3.88% , 04/15/30 ................... 130 128,850
2.55% , 02/15/31 ................... 130 120,228
3.50% , 04/15/31 ................... 45 43,439
5.13% , 05/15/32 ................... 75 77,764
5.05% , 07/15/33 ................... 40 41,234
4.70% , 01/15/35
(a)
.................. 110 109,334
3.00% , 02/15/41 ................... 65 49,383
4.50% , 04/15/50
(a)
.................. 85 71,166
3.30% , 02/15/51 ................... 50 34,020
3.40% , 10/15/52 ................... 35 23,887
5.65% , 01/15/53 ................... 60 58,791
5.50% , 01/15/55 ................... 25 23,880
5.88% , 11/15/55 ................... 55 55,579
3.60% , 11/15/60 ................... 70 47,173
Vodafone Group plc
6.15% , 02/27/37 ................... 43 47,412
5.25% , 05/30/48 ................... 45 42,187
4.25% , 09/17/50 ................... 27 21,706
5.75% , 06/28/54
(a)
.................. 25 24,640
5.75% , 02/10/63 ................... 63 61,167
1,555,015
Total Long-Term Investments — 96 .8%
(Cost: $ 51,678,301 ) ............................... 51,135,619
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.7%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(g)
................... 3,715,096 $ 3,716,953
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 1,386,562 1,386,562
Total Short-Term Securities — 9 .7%
(Cost: $ 5,102,582 ) ............................... 5,103,515
Total Investments — 106 .5%
(Cost: $ 56,780,883 ) ............................... 56,239,134
Liabilities in Excess of Other Assets — (6.5) % ............. (3,432,601)
Net Assets — 100.0% ...............................
$ 52,806,533
(a)
All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
Shares
Held at
02/28/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 3,004,681 $ 712,259
(a)
$ — $ 18 $ (5) $ 3,716,953 3,715,096 $ 6,189
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,337,911 48,651
(a)
— — — 1,386,562 1,386,562 48,079 —
$ 18 $ (5) $ 5,103,515 $ 54,268 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
February 28, 2026
iShares
®
BBB Rated Corporate Bond ETF
18
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 51,135,619 $ — $ 51,135,619
Short-Term Securities
Money Market Funds ...................................... 5,103,515 — — 5,103,515
$ 5,103,515 $ 51,135,619 $ — $ 56,239,134

Statements of Assets and Liabilities
February 28, 2026
19
Statements of Assets and Liabilities
See notes to financial statements.
iShares Agency
Bond ETF
iShares
BBB Rated
Corporate Bond
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 570,137,053 $ 51,135,619
Investments, at value — affiliated
(c)
........................................................................... 2,348,905 5,103,515
Cash .............................................................................................. 141,248 42,164
Receivables: – –
Investment s sold ..................................................................................... 67,599,870 —
Securities lending income — affiliated ....................................................................... 316 560
Dividends — affiliated .................................................................................. 1,380 3,039
Interest — unaffiliated .................................................................................. 5,221,974 661,619
Total a ssets ..........................................................................................
645,450,746 56,946,516
LIABILITIES
Collateral on securities loaned .............................................................................. 1,435,088 3,719,033
Payables: – –
Investments purchased ................................................................................. 66,541,718 415,096
Investment advisory fees ................................................................................ 88,059 5,854
Total li abilities .........................................................................................
68,064,865 4,139,983
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 577,385,881 $ 52,806,533
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 600,852,773 $ 54,829,667
Accumulated loss ...................................................................................... (23,466,892) (2,023,134)
NET ASSETS .........................................................................................
$ 577,385,881 $ 52,806,533
NET ASSET VALUE
Shares outstanding .....................................................................................
5,200,000 600,000
Net asset value ........................................................................................
$ 111.04 $ 88.01
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 569,522,483 $ 51,678,301
(b)
  Securities loaned, at value ........................................................................ $ 1,380,620 $ 3,584,613
(c)
  Investments, at cost — affiliated ..................................................................... $ 2,348,905 $ 5,102,582

Statements of Operations

Year Ended February 28, 2026
2026
iShares Annual Financial Statements and Additional Information
20
iShares Agency
Bond ETF
iShares BBB
Rated Corporate
Bond ETF
INVESTMENT INCOME – –
Dividends — affiliated ............................................................................... $ 97,491 $ 48,079
Interest — unaffiliated ............................................................................... 23,515,425 2,137,496
Securities lending income — affiliated — net ............................................................... 9,483 6,189
Total investment income ...............................................................................
23,622,399 2,191,764
EXPENSES
Investment advisory ................................................................................ 1,204,767 67,458
Interest expense .................................................................................. 832 —
Total expenses .....................................................................................
1,205,599 67,458
Net investment income ................................................................................
22,416,800 2,124,306
REALIZED AND UNREALIZED GAIN (LOSS) $ 8,566,080 $ 673,505
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... $ 294,650 $ (470,303)
Investments — affiliated ........................................................................... — 18
In-kind redemptions — unaffiliated
(a)
................................................................... (402,742) —
(108,092) (470,285)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 8,674,172 1,143,794
Investments — affiliated ........................................................................... — (5)
8,674,172 1,143,789
Net realized and unrealized gain .........................................................................
8,566,080 673,504
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 30,982,880 $ 2,797,810
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
21
Statements of Changes in Net Assets
See notes to financial statements.
iShares Agency Bond ETF iShares BBB Rated Corporate Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/28/26
Year Ended
02/28/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 22,416,800 $ 24,042,819 $ 2,124,306 $ 1,712,248
Net realized loss ................................................ (108,092) (4,485,806) (470,285) (239,793)
Net change in unrealized appreciation (depreciation) ........................ 8,674,172 14,749,969 1,143,789 812,178
Net increase in net assets resulting from operations ...........................
30,982,880 34,306,982 2,797,810 2,284,633
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(22,857,454) (23,785,098) (2,089,075) (1,660,342)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(131,186,341) 22,519,814 8,810,911 8,730,994
NET ASSETS
Total increase (decrease) in net assets ................................... (123,060,915) 33,041,698 9,519,646 9,355,285
Beginning of year ..................................................
700,446,796 667,405,098 43,286,887 33,931,602
End of year ......................................................
$ 577,385,881 $ 700,446,796 $ 52,806,533 $ 43,286,887
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
22
iShares Agency Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Year Ended
02/28/22
Net asset value, beginning of year .................................
$ 109.44  $ 107.65  $ 106.38  $ 114.97  $ 118.50
Net investment income
(a)
........................................
4 .08  3 .85  3 .53  2 .01  0 .85
Net realized and unrealized gain (loss)
(b)
..............................
1.65  1.73  1.20  (8.76) (3.24)
Net increase (decrease) from investment operations ....................... 5.73  5.58  4.73  (6.75) (2.39)
Distributions
(c)
– – – – –
From net investment income .....................................
( 4 .13 ) ( 3 .79 ) ( 3 .46 ) ( 1 .84 ) ( 0 .84 )
From net realized gain ..........................................
—  —  —  —  ( 0 .30 )
Total distributions .............................................. (4.13) (3.79) (3.46) (1.84) (1.14)
Net asset value, end of year ...................................... $ 111.04  $ 109.44  $ 107.65  $ 106.38  $ 114.97
Total Return
(d)
Based on net asset value ......................................... 5.32% 5.30% 4.52% (5.89)% (2.02)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ...........................................
3.72% 3.56% 3.29% 1.85% 0.73%
Supplemental Data
Net assets, end of year (000) ....................................... $ 577,386  $ 700,447  $ 667,405  $ 686,174  $ 712,828
Portfolio turnover rate
(f)
........................................... 45% 39% 39% 92% 146%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
23
Financial Highlights
iShares BBB Rated Corporate Bond ETF
Year Ended
02/28/26
Year Ended
02/28/25
Year Ended
02/29/24
Year Ended
02/28/23
Period from
05/18/21
(a)
to 02/28/22
Net asset value, beginning of period ...............................
$ 86.57  $ 84.83  $ 82.78  $ 95.89  $ 100.00
Net investment income
(b)
.......................................
4 .09  3 .93  3 .50  2 .48  1 .70
Net realized and unrealized gain (loss)
(c)
.............................
1.39  1.64  2.02  (12.15) (4.28)
Net increase (decrease) from investment operations ...................... 5.48  5.57  5.52  (9.67) (2.58)
Distributions
(d)
– – – – –
From net investment income ....................................
( 4 .04 ) ( 3 .83 ) ( 3 .47 ) ( 2 .71 ) ( 1 .53 )
From net realized gain .........................................
—  —  —  ( 0 .73 ) —
Total distributions ............................................. (4.04) (3.83) (3.47) (3.44) (1.53)
Net asset value, end of period .................................... $ 88.01  $ 86.57  $ 84.83  $ 82.78  $ 95.89
Total Return
(e)
Based on net asset value ........................................ 6.48% 6.74% 6.81% (10.14)% (2.66)%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...............................................
0.15% 0.15% 0.15% 0.15% 0.15%
(h)
Net investment income ..........................................
4.72% 4.58% 4.19% 2.85% 2.14%
(h)
Supplemental Data
Net assets, end of period (000) .................................... $ 52,807  $ 43,287  $ 33,932  $ 24,833  $ 71,916
Portfolio turnover rate
(i)
.......................................... 22% 13% 15% 10% 19%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2026
iShares Annual Financial Statements and Additional Information
24
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and
iShares ETF
Diversification
Classification
Agency Bond ....................................................................................................... Diversified
BBB Rated Corporate Bond .............................................................................................. Diversified

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
26
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then the separate parts are sold as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Agency Bond
Citigroup Global Markets, Inc. .............................. $ 1,013,695 $ (1,013,695) $ – $ –
J.P. Morgan Securities LLC ............................... 57,594 (57,594) – –
Wells Fargo Securities LLC ............................... 309,331 (309,331) – –
$ 1,380,620 $ (1,380,620) $ – $ –
BBB Rated Corporate Bond
Barclays Capital, Inc. ................................... $ 84,291 $ (84,291) $ – $ –
BNP Paribas SA ....................................... 485,289 (485,289) – –
BofA Securities, Inc. .................................... 187,611 (187,611) – –
Citigroup Global Markets, Inc. .............................. 175,735 (175,735) – –
J.P. Morgan Securities LLC ............................... 1,558,925 (1,558,925) – –
Morgan Stanley ....................................... 63,050 (63,050) – –
National Bank Financial, Inc. .............................. 199,144 (199,144) – –
RBC Capital Markets LLC ................................ 625,953 (625,953) – –
Scotia Capital (USA), Inc. ................................ 119,643 (119,643) – –
Wells Fargo Bank N.A. .................................. 84,972 (84,972) – –
$ 3,584,613 $ (3,584,613) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s
Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Investment Advisory Fees
Agency Bond .................................................................................................... 0.20%
BBB Rated Corporate Bond ........................................................................................... 0.15
iShares ETF Amounts
Agency Bond ........................................................................................................... $ 3,196
BBB Rated Corporate Bond .................................................................................................. 2,233

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
28
6. Purchases and Sales
For the year ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended February 28, 2026, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of February 28, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales.
For the year ended February 28, 2026, the iShares Agency Bond ETF utilized $294,650 of its capital loss carryforwards.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
U.S. Government Securities Other Securities
iShares ETF Purchases Sales Purchases Sales
Agency Bond ........................................................ $ 252,570,710 $ 298,515,723 $ — $ —
BBB Rated Corporate Bond ............................................... — — 9,958,378 9,680,810
iShares ETF
In-kind
Purchases
In-kind
Sales
Agency Bond ........................................................................................ $ 12,708,811 $ 100,382,894
BBB Rated Corporate Bond ............................................................................... 8,549,119 —
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Agency Bond ............................................................................. $ (402,742) $ 402,742
BBB Rated Corporate Bond .................................................................... 1,152 (1,152)
—
iShares ETF
Year Ended
02/28/26
Year Ended
02/28/25
Agency Bond
Ordinary income ...................................................................................... $ 22,857,454 $ 23,785,098
BBB Rated Corporate Bond
Ordinary income ...................................................................................... $ 2,089,075 $ 1,660,342
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Agency Bond ........................................................... $ 1,667,624 $ (25,749,086) $ 614,570 $ (23,466,892)
BBB Rated Corporate Bond .................................................. 199,511 (1,661,724) (560,921) (2,023,134)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Agency Bond .................................................... $ 571,871,388 $ 5,618,067 $ (5,003,497) $ 614,570
BBB Rated Corporate Bond .......................................... 56,800,055 708,838 (1,269,759) (560,921)

Notes to Financial Statements
(continued)
29
Notes to Financial Statements
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
30
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
02/28/26
Year Ended
02/28/25
iShares ETF Shares Amount Shares Amount
Agency Bond
Shares sold 150,000 $ 16,381,400 1,450,000 $ 156,826,155
Shares redeemed
(1,350,000) (147,567,741) (1,250,000) (134,306,341)
(1,200,000) $ (131,186,341) 200,000 $ 22,519,814
BBB Rated Corporate Bond
Shares sold 100,000 $ 8,810,911 100,000 $ 8,730,994
100,000 $ 8,810,911 100,000 $ 8,730,994

Report of Independent Registered Public Accounting Firm
31
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2026, the related statements of operations for the year ended February 28,
2026, the statements of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of February 28, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2026 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Agency Bond ETF
iShares BBB Rated Corporate Bond ETF

Important Tax Information
(unaudited)
2026
iShares Annual Financial Statements and Additional Information
32
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2026:
I
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2026:
iShares ETF
Federal Obligation
Interest
Agency Bond ..................................................................................................... $ 1,806,032
BBB Rated Corporate Bond ............................................................................................ 22,410
iShares ETF Interest Dividends
Agency Bond ..................................................................................................... $ 22,410,478
BBB Rated Corporate Bond ............................................................................................ 2,118,333
iShares ETF
Interest-Related
Dividends
Agency Bond ..................................................................................................... $ 22,410,478
BBB Rated Corporate Bond ............................................................................................ 1,944,631

Additional Information
33
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
2026
iShares Annual Financial Statements and Additional Information
34
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
STRIPS Separate Trading of Registered Interest & Principal of Securities

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or
Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: April 21, 2026

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: April 21, 2026